Portfolio of Investments
CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
LONG-TERM INVESTMENTS - 99.4%
CORPORATE BONDS - 0.0%
FOOD, BEVERAGE & TOBACCO - 0.0%
INR 4,636,868 Britannia Industries Ltd 5 .500% 06/03/24 $ 55
TOTAL FOOD, BEVERAGE & TOBACCO 55
TOTAL CORPORATE BONDS 55
(Cost $64)
GOVERNMENT BONDS - 0.0%
U.S. TREASURY SECURITIES - 0.0%
$ 200,000 United States Treasury Note 4 .125 11/15/32 199
TOTAL U.S. TREASURY SECURITIES 199
TOTAL GOVERNMENT BONDS 199
(Cost $209)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 1.9%
13,843 AB Dynamics plc 294
57,198 Actron Technology Corp 319
116,300 (a) Adient plc 3,829
37,000 AIMA Technology Group Co Ltd 159
224,711 Aisin Seiki Co Ltd 9,182
123,400 (a) Anhui Jianghuai Automobile Group Corp Ltd 288
245,601 Apollo Tyres Ltd 1,379
241,963 (a) Aptiv plc 19,272
62,982 (b) ARB Corp Ltd 1,697
59,946 Asahi India Glass Ltd 386
627,519 (a),(c) Aston Martin Lagonda Global Holdings plc 1,342
477,400 Astra Otoparts Tbk PT 67
712,831 (a) Atmus Filtration Technologies, Inc 22,989
82,918 Autoliv, Inc 9,986
383 Autoliv, Inc 46
2,830 (a),(b) Autoneum Holding AG. 507
388,000 (a) BAIC BluePark New Energy Technology Co Ltd 407
60,121 Bajaj Auto Ltd 6,614
64,946 Balkrishna Industries Ltd 1,808
11,995 Banco Products India Ltd 86
368,090 Bayerische Motoren Werke AG. 42,470
55,874 Bayerische Motoren Werke AG. (Preference) 5,995
353,000 (a) Beiqi Foton Motor Co Ltd 133
16,200 Bethel Automotive Safety Systems Co Ltd 123
218,841 Bharat Forge Ltd 2,971
572,589 BorgWarner, Inc 19,892
4,767 Bosch Fren Sistemleri Sanayi ve Ticaret AS. 153
657,456 Brembo S.p.A 8,413
476,700 Bridgestone Corp 21,127
2,760,000 Brilliance China Automotive Holdings Ltd 1,905
2,032,833 BYD Co Ltd 58,665
902,362 BYD Co Ltd (H shares) 23,105
16,678 Ceat Ltd 538
9,339 Changzhou Xingyu Automotive Lighting Systems Co Ltd 183

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,684,885 Cheng Shin Rubber Industry Co Ltd $ 2,615
206,000 China Motor Corp 837
91,208 Chongqing Changan Automobile Co Ltd 217
103,508 CIE Automotive India Ltd 574
31,486 CIE Automotive S.A. 903
1,670,227 (b) Cie Generale des Etablissements Michelin S.C.A 64,009
183,335 Cie Plastic Omnium SA 2,387
619,975 (a) Cofide S.p.A. 358
538,967 Continental AG. 38,905
49,138 Cub Elecparts, Inc 180
734,334 Daimler AG. (Registered) 58,480
968,878 Dana Inc 12,305
1,573,800 Denso Corp 30,141
70,000 Depo Auto Parts Ind Co Ltd 499
2,906 DN Automotive Corp 180
255,442 (b),(c) Dometic Group AB 2,064
2,608,517 Dongfeng Motor Group Co Ltd 1,091
17,715,815 Dowlais Group plc 17,450
330,091 Dr ING hc F Porsche AG. 32,830
948,700 DRB-Hicom Bhd 293
10,100 Eagle Industry Co Ltd 122
1,054 EGE Endustri VE Ticaret AS. 486
117,690 Eicher Motors Ltd 5,685
20,895 ElringKlinger AG. 137
26,260 (c) Endurance Technologies Ltd 575
24,582 Exedy Corp 493
339,086 Exide Industries Ltd 1,243
127,239 Faurecia 1,928
163,600 FCC Co Ltd 2,382
143,554 Ferrari NV 62,595
2,752,661 Ford Motor Co 36,555
56,368 Ford Otomotiv Sanayi AS 2,014
50,200 Fras-Le S.A. 179
504,100 Fuji Heavy Industries Ltd 11,417
85,863 Fuyao Glass Industry Group Co Ltd - A 510
563,762 (c) Fuyao Glass Industry Group Co Ltd - H 2,840
42,567 Gabriel India Ltd 170
5,322,302 Geely Automobile Holdings Ltd 6,299
1,753,598 General Motors Co 79,526
46,642 Gentex Corp 1,685
23,670 (a) Gentherm, Inc 1,363
510,051 (c) Gestamp Automocion S.A. 1,638
36,000 Global PMX Co Ltd 120
2,058,246 (b) Great Wall Motor Co Ltd 2,293
121,759 Great Wall Motor Co Ltd 385
175,400 G-Tekt Corp 2,455
237,400 Guangzhou Automobile Group Co Ltd 293
3,335,042 Guangzhou Automobile Group Co Ltd - H 1,369
112,135 GUD Holdings Ltd 862
63,397 Hankook Tire & Technology Co Ltd 2,547
20,592 Hankook Tire Worldwide Co Ltd 247
150,559 Hanon Systems 669
94,576 Harley-Davidson, Inc 4,137
104,730 Hero Honda Motors Ltd 5,946
26,967 HL Mando Co Ltd 683
3,858,450 Honda Motor Co Ltd 47,743
140,000 Hota Industrial Manufacturing Co Ltd 224
56,000 Hu Lane Associate, Inc 290
148,915 Huayu Automotive Systems Co Ltd 339
586,000 (b) Huazhong In-Vehicle Holdings Co Ltd 172
25,176 Huizhou Desay Sv Automotive Co Ltd 439
51,925 Hyundai Mobis 10,081

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
118,261 Hyundai Motor Co $ 20,810
31,645 Hyundai Motor Co Ltd (2nd Preference) 3,688
177,657 Hyundai Motor Co Ltd (Preference) 20,873
13,070 (a) Hyundai Wia Corp 553
10,776 (a) Iljin Hysolus Co ltd 201
487,900 Isuzu Motors Ltd 6,595
19,420 JBM Auto Ltd 422
67,689 JK Tyre & Industries Ltd 352
368,842 Johnson Electric Holdings Ltd 511
167,200 JTEKT Corp 1,581
14,596 Kayaba Industry Co Ltd 495
501,904 Kenda Rubber Industrial Co Ltd 504
225,141 Kia Motors Corp 18,711
3,454 Knaus Tabbert AG. 166
168,400 Koito Manufacturing Co Ltd 2,270
34,840 Kordsa Teknik Tekstil AS. 93
96,921 (a) Kumho Tire Co, Inc 430
11,688 Lear Corp 1,693
987,600 (a) Li Auto, Inc 14,996
417,142 (a),(b) Li Auto, Inc (ADR) 12,631
32,520 Linamar Corp 1,729
563,669 (a),(b) Lucid Group, Inc 1,606
233,577 (b) Magna International, Inc 12,724
9,921 Maharashtra Scooters Ltd 854
4,469,024 Mahindra & Mahindra Ltd 103,241
52,556 Martinrea International, Inc 472
121,739 Maruti Suzuki India Ltd 18,429
478,673 Mazda Motor Corp 5,548
81,462 Minda Corp Ltd 409
528,000 Minth Group Ltd 835
542,700 (b) Mitsubishi Motors Corp 1,785
240,884 (a),(b) Mobileye Global, Inc 7,744
253,715 (a) Modine Manufacturing Co 24,151
1,506,024 Motherson Sumi Wiring India Ltd 1,198
2,074 MRF Ltd 3,320
34,038 Musashi Seimitsu Industry Co Ltd 380
25,834 Myoung Shin Industrial Co Ltd 300
293,000 (a) Nan Kang Rubber Tire Co Ltd 369
2,271,598 (a),(b),(c) Nemak SAB de C.V. 449
18,798 Nexen Tire Corp 116
590,000 (b) Nexteer Automotive Group Ltd 278
124,100 (b) NGK Spark Plug Co Ltd 4,120
150,115 NHK Spring Co Ltd 1,491
59,612 Nifco, Inc 1,500
42,811 Ningbo Joyson Electronic Corp 100
49,778 Ningbo Tuopu Group Co Ltd 441
1,163,672 (a) NIO, Inc (ADR) 5,237
77,053 Nippon Seiki Co Ltd 780
2,006,500 (b) Nissan Motor Co Ltd 7,951
42,010 Nissan Shatai Co Ltd 289
64,188 NOK Corp 882
94,590 (b) Nokian Renkaat Oyj 891
224,300 Pacific Industrial Co Ltd 2,490
9,286 Phinia, Inc 357
133,362 Piaggio & C S.p.A. 422
131,194 Piolax, Inc 2,300
232,374 (c) Pirelli & C S.p.A 1,423
701,313 Porsche AG. 37,151
20,816 (a) Pricol Ltd 97
1,339,100 PT Selamat Sempurna Tbk 166
56,076 PWR Holdings Ltd 422
58,650 (a),(b) QuantumScape Corp 369

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
335,002 Renault S.A. $ 16,904
507,458 (a),(b) Rivian Automotive, Inc 5,557
36,708 SAF-Holland SE 748
433,823 SAIC Motor Corp Ltd 898
161,700 Sailun Group Co Ltd 326
2,042,518 Samvardhana Motherson International Ltd 2,881
24,460 (c) Sansera Engineering Ltd 300
428,000 Sanyang Motor Co Ltd 1,025
395,962 Schaeffler AG. 2,671
4,049 Sebang Global Battery Co Ltd 237
33,593 (b) Seiren Co Ltd 611
8,639 Seoyon E-Hwa Co Ltd 120
78,700 (a) Seres Group Co Ltd 989
47,805 Shandong Linglong Tyre Co Ltd 138
11,400 Shenzhen Kedali Industry Co Ltd 128
37,400 Shoei Co Ltd 565
12,221 SL Corp 289
5,914 SNT Motiv Co Ltd 198
344,257 (c) Sona Blw Precision Forgings Ltd 2,921
7,547,400 Sri Trang Agro-Industry PCL 4,038
37,999 (a) Ssangyong Motor Co 187
103,000 Stanley Electric Co Ltd 1,823
1,705,819 Stellantis NV 48,461
83,843 (a) Stoneridge, Inc 1,546
597,900 Sumitomo Electric Industries Ltd 9,265
134,600 Sumitomo Rubber Industries, Inc 1,659
4,973 (a) Sundaram-Clayton Ltd 489
89,899 Sundram Fasteners Ltd 1,181
38,861 Sungwoo Hitech Co Ltd 273
67,753 Suprajit Engineering Ltd 335
1,309,200 Suzuki Motor Corp 14,947
1,443,914 Tata Motors Ltd 17,238
2,814,889 (a) Tesla, Inc 494,829
38,142 Thor Industries, Inc 4,476
227,287 (c) TI Fluid Systems plc 414
548,000 (b) Tianneng Power International Ltd 514
104,660 (a) Tofas Turk Otomobil Fabrik 882
40,147 Tokai Rika Co Ltd 689
19,517 Tokai Rubber Industries, Inc 173
296,000 Tong Yang Industry Co Ltd 1,156
26,068 Topre Corp 443
91,725 Toyo Tire & Rubber Co Ltd 1,733
302,600 Toyoda Gosei Co Ltd 6,674
249,895 Toyota Boshoku Corp 4,258
18,454,998 (a) Toyota Motor Corp 466,449
9,751 Trigano S.A. 1,715
70,400 TS Tech Co Ltd 895
90,657 Tube Investments of India Ltd 4,071
53,000 Tung Thih Electronic Co Ltd 200
202,328 TVS Motor Co Ltd 5,237
141,104 UNO Minda Ltd 1,162
1,082,898 Valeo 13,539
44,391 (a),(c) Varroc Engineering Ltd 269
146,420 (a) Visteon Corp 17,220
6,436 (a) Vitesco Technologies Group AG. 447
94,377 Volkswagen AG. (Preference) 12,517
740,769 (a),(b) Volvo Car AB 2,805
990,700 (a),(b) XPeng, Inc 3,925
1,095,031 (c) Yadea Group Holdings Ltd 1,777
747,700 Yamaha Motor Co Ltd 6,887
95,900 Yokohama Rubber Co Ltd 2,587
480,480 Yulon Motor Co Ltd 1,024

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
4,144 ZF Commercial Vehicle Control Systems India Ltd $ 754
436,200 (a),(b),(c) Zhejiang Leapmotor Technologies Ltd 1,466
TOTAL AUTOMOBILES & COMPONENTS 2,396,310
BANKS - 6.6%
42,003 77 Bank Ltd 1,120
526,266 (c) ABN AMRO Bank NV 9,006
354,171 Absa Group Ltd 2,765
1,222,092 Abu Dhabi Commercial Bank PJSC 2,795
602,769 Abu Dhabi Islamic Bank PJSC 1,792
671,461 (a) AFFIN Holdings Bhd 349
46,410,383 Agricultural Bank of China Ltd 19,590
2,367,562 Agricultural Bank of China Ltd (Class A) 1,367
14,736,922 AIB Group plc 74,811
31,600 Aichi Financial Group, Inc 552
1,085,917 (a) Ajman Bank PJSC 550
8,472,145 Akbank TAS 12,259
830,849 Al Ahli Bank of Kuwait KSCP 686
5,075,919 Al Rajhi Bank 112,526
2,427,453 Alinma Bank 28,361
66,829 (a) Alior Bank S.A. 1,636
700,800 Alliance Financial Group BHD 545
913,733 (a) Alpha Services and Holdings S.A. 1,605
315,270 (a),(d) Amagerbanken AS 0 ^
81,510 Amalgamated Financial Corp 1,956
412,770 Ameris Bancorp 19,970
970,834 AMMB Holdings BHD 855
101,000 (b) Aozora Bank Ltd 1,636
271,615 Arab National Bank 2,141
72,873 (c) AU Small Finance Bank Ltd 496
4,480,959 Australia & New Zealand Banking Group Ltd 85,883
21,444 Awa Bank Ltd 394
5,092,964 Axis Bank Ltd 64,189
382,890 (a),(b) Axos Financial, Inc 20,691
641,501 (a) Banca Monte dei Paschi di Siena S.p.A 2,909
295,853 Banca Popolare di Sondrio SPA 2,214
11,900 Bancfirst Corp 1,048
66,700 Banco ABC Brasil S.A. 322
2,214 (a) Banco ABC Brasil S.A. 11
14,680,333 (b) Banco Bilbao Vizcaya Argentaria S.A. 174,821
1,166,894 Banco BPM S.p.A. 7,764
635,756 Banco Bradesco S.A. 1,615
8,334,354 Banco Bradesco S.A. (Preference) 23,697
48,199,675 (a) Banco Comercial Portugues S.A. 16,260
18,352,151 Banco de Chile 2,041
28,807 (a) Banco de Credito e Inversiones 824
4,265,982 Banco de Sabadell S.A. 6,711
1,720,871 (c) Banco del Bajio S.A. 6,693
354,101 Banco do Brasil S.A. 3,998
156,600 Banco do Estado do Rio Grande do Sul 417
54,048 Banco Itau Chile S.A. 558
211,900 Banco Pan S.A. 402
139,210 Banco Santander Brasil S.A. 792
26,770,189 Banco Santander Chile S.A. 1,333
6,820,349 Banco Santander S.A. 33,314
106,901 BanColombia S.A. 948
201,940 BanColombia S.A. (Preference) 1,717
299,713 (a) Bancorp, Inc 10,028
320,348 (c) Bandhan Bank Ltd 694
5,584,900 (a) Bank Aladin Syariah Tbk PT 379
198,641 Bank AlBilad 2,574
148,834 (a) Bank Al-Jazira 794

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,959,600 Bank BTPN Syariah Tbk PT $ 168
29,657,386 (a) Bank Bukopin Tbk PT 142
46,509,370 Bank Central Asia Tbk PT 29,577
118,652 Bank Hapoalim Ltd 1,112
561,100 Bank Islam Malaysia Bhd 305
3,105,800 (a) Bank Jago Tbk PT 523
148,676 Bank Leumi Le-Israel 1,236
460,828 (a) Bank Millennium S.A. 1,189
44,685,406 Bank Negara Indonesia Persero Tbk PT 16,635
9,644,230 Bank of America Corp 365,709
440,811 Bank of Baroda 1,400
633,262 Bank of Beijing Co Ltd 495
230,000 Bank of Changsha Co Ltd 246
90,620 Bank of Chengdu Co Ltd 170
1,074,844 Bank of China Ltd - A 652
69,344,912 Bank of China Ltd - H 28,432
1,096,812 Bank of Communications Co Ltd - A 949
4,071,319 Bank of Communications Co Ltd - H 2,677
898,000 Bank of East Asia Ltd 1,070
103,736 Bank of Georgia Group plc 6,612
112,795 Bank of Hangzhou Co Ltd 173
2,591,883 Bank of Ireland Group plc 26,450
477,518 Bank of Jiangsu Co Ltd 518
582,466 (a) Bank of Kaohsiung Co Ltd 217
1,080,443 Bank of Montreal 105,488
5,100 Bank of Nagoya Ltd 218
214,914 Bank of Nanjing Co Ltd 269
156,174 Bank of Ningbo Co Ltd 450
1,125,310 (b) Bank of Nova Scotia 58,212
808,313 Bank of NT Butterfield & Son Ltd 25,858
533,595 (b) Bank of Queensland Ltd 2,198
283,299 Bank of Shanghai Co Ltd 263
206,200 Bank of Suzhou Co Ltd 203
786,908 Bank of the Philippine Islands 1,653
130,800 Bank OZK 5,946
73,975 Bank Pekao S.A. 3,362
2,724,511 Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT 208
7,304,400 Bank Pembangunan Daerah Jawa Timur Tbk PT 276
300,526,668 Bank Rakyat Indonesia 114,914
4,944,462 Bank Tabungan Negara Persero Tbk PT 485
14,602 Bank Zachodni WBK S.A. 2,079
543,700 (b) Bankinter S.A. 3,984
146,100 BankUnited, Inc 4,091
308,958 Banner Corp 14,830
29,575 (b) Banque Cantonale Vaudoise 3,441
237,678 Banque Saudi Fransi 2,470
21,571,785 Barclays plc 49,996
362,070 (c) BAWAG Group AG. 22,916
9,162,349 BDO Unibank, Inc 25,182
442,551 Bendigo Bank Ltd 2,956
84,065 Berkshire Hills Bancorp, Inc 1,927
215,950 BNK Financial Group, Inc 1,279
1,093,458 BNP Paribas S.A. 77,849
3,353,125 BOC Hong Kong Holdings Ltd 8,991
552,835 Boubyan Bank KSCP 1,114
806,578 BPER Banca 3,814
5,836 (a) BRE Bank S.A. 1,080
676,031 Brookline Bancorp, Inc 6,733
2,679,599 Bumiputra-Commerce Holdings BHD 3,712
568,691 Burgan Bank SAK 383
205,825 Byline Bancorp, Inc 4,471
9,909,379 (b) CaixaBank S.A. 48,086

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
860,571 (b) Canadian Imperial Bank of Commerce $ 43,627
77,985 (b) Canadian Western Bank 1,624
247,415 Capitec Bank Holdings Ltd 27,364
2,023,080 (b) Capitol Federal Financial, Inc 12,058
60,748 Cathay General Bancorp 2,298
98,471 (b) Central Pacific Financial Corp 1,945
2,000,811 Chang Hwa Commercial Bank 1,135
1,577,300 Chiba Bank Ltd 13,125
25,448,490 China Citic Bank 13,574
455,407 China Construction Bank Corp - A 430
82,526,546 China Construction Bank Corp - H 49,803
1,339,504 China Everbright Bank Co Ltd - A 578
2,124,845 China Everbright Bank Co Ltd - H 611
8,073,481 China Merchants Bank Co Ltd 31,999
8,773,870 China Merchants Bank Co Ltd (Class A) 39,135
992,848 China Minsheng Banking Corp Ltd - A 558
3,195,491 (b) China Minsheng Banking Corp Ltd - H 1,107
670,537 China Zheshang Bank Co Ltd 273
27,856,388 Chinatrust Financial Holding Co 28,195
877,000 Chongqing Rural Commercial Bank Co Ltd 564
116,600 Chugin Financial Group, Inc 994
4,083,894 Citigroup, Inc 258,265
278,078 City Union Bank Ltd 452
122,947 Close Brothers Group plc 649
40,731 (a) Collector Bank AB 178
155,670 Columbia Banking System, Inc 3,012
38,131 Comerica, Inc 2,097
44,890 Commerce Bancshares, Inc 2,388
1,355,557 (a) Commercial Bank PSQC 1,837
1,065,874 Commercial International Bank 1,799
3,759,050 Commerzbank AG. 51,665
2,184,277 Commonwealth Bank of Australia 171,333
291,492 Community Bank System, Inc 14,000
16,680 (b) Community Trust Bancorp, Inc 711
1,831,600 Concordia Financial Group Ltd 9,206
42,370 ConnectOne Bancorp, Inc 826
77,545 Credicorp Ltd 13,138
36,336 Credit Agricole S.A. 542
66,555 Credito Emiliano S.p.A. 666
74,590 (a) CrossFirst Bankshares, Inc 1,032
92,560 (a) Customers Bancorp, Inc 4,911
161,000 CVB Financial Corp 2,872
5,646,074 (a),(d) Cyprus Popular Bank PCL 61
299,627 Dah Sing Banking Group Ltd 213
135,508 Dah Sing Financial Holdings Ltd 311
28,586 (b) Daishi Hokuetsu Financial Group, Inc 841
1,815,814 Danske Bank AS 54,504
1,635,965 DBS Group Holdings Ltd 43,660
80,886 DCB Bank Ltd 116
125,006 DGB Financial Group, Inc 808
30,135 DNB Bank ASA 599
1,870,201 Doha Bank QPSC 766
1,193,887 Dubai Islamic Bank PJSC 1,899
1,618,867 Dukhan Bank 1,716
5,796,345 E.Sun Financial Holding Co Ltd 4,915
332,690 Eagle Bancorp, Inc 7,815
169,509 East West Bancorp, Inc 13,410
794,637 Emirates NBD Bank PJSC 3,744
84,565 Enterprise Financial Services Corp 3,430
23,210 (a),(b) Equitable Group, Inc 1,456
439,174 (c) Equitas Small Finance Bank Ltd 489
949,471 Erste Bank der Oesterreichischen Sparkassen AG. 42,316

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,034,549 (a) Eurobank Ergasias Services and Holdings S.A. $ 1,989
1,688,578 Far Eastern International Bank 752
1,358,568 Federal Bank Ltd 2,453
13,451 FIBI Holdings Ltd 600
4,289,295 Fifth Third Bancorp 159,605
12,170 (b) Financial Institutions, Inc 229
782,803 FinecoBank Banca Fineco S.p.A 11,724
1,842,883 First Abu Dhabi Bank PJSC 6,725
172,310 First BanCorp 3,022
57,259 First Citizens Bancshares, Inc (Class A) 93,618
84,700 First Commonwealth Financial Corp 1,179
69,110 First Financial Bancorp 1,549
533,321 First Financial Bankshares, Inc 17,498
56,110 (b) First Financial Corp 2,151
4,420,331 First Financial Holding Co Ltd 3,811
195,470 First Hawaiian, Inc 4,293
388,776 First Horizon National Corp 5,987
177,159 First International Bank Of Israel Ltd 7,372
5,200 (a),(d) FS Finans A.S. 0 ^
140,900 (b) Fukuoka Financial Group, Inc 3,761
13,970 German American Bancorp, Inc 484
6,063,385 Grupo Financiero Banorte S.A. de C.V. 64,402
750,877 (a),(b) Grupo Financiero Inbursa S.A. 2,320
1,205,431 Grupo Security S.A. 333
820,287 Gulf Bank KSCP 784
277,800 Gunma Bank Ltd 1,577
299,100 Hachijuni Bank Ltd 2,019
441,127 Haci Omer Sabanci Holding AS 1,132
122,054 Hana Financial Group, Inc 5,343
34,800 Hancock Whitney Corp 1,602
692,935 Hang Seng Bank Ltd 7,596
111,840 (b) Hanmi Financial Corp 1,781
6,280,017 HDFC Bank Ltd 109,508
717,510 HDFC Bank Ltd (ADR) 40,159
89,240 Hilltop Holdings, Inc 2,795
204,302 Hirogin Holdings, Inc 1,466
14,700 Hokkoku Financial Holdings, Inc 484
95,760 Hokuhoku Financial Group, Inc 1,213
718,468 Home Bancshares, Inc 17,653
220,312 Hong Leong Bank BHD 901
103,060 Hope Bancorp, Inc 1,186
9,378,274 HSBC Holdings plc 73,308
3,447,510 Hua Nan Financial Holdings Co Ltd 2,466
407,286 Huaxia Bank Co Ltd 365
587,234 Huntington Bancshares, Inc 8,192
147,374 Hyakugo Bank Ltd 624
3,407,119 ICICI Bank Ltd 44,918
2,905,280 (a) IDFC First Bank Ltd 2,636
86,760 Independent Bank Corp 2,199
248,445 IndusInd Bank Ltd 4,645
1,734,739 Industrial & Commercial Bank of China Ltd - A 1,261
56,212,914 Industrial & Commercial Bank of China Ltd - H 28,255
514,105 Industrial Bank Co Ltd 1,157
105,172 Industrial Bank of Korea 1,091
22,511,339 ING Groep NV 370,610
24,009 (b) Intercorp Financial Services, Inc 572
81,960 International Bancshares Corp 4,601
5,860,104 Intesa Sanpaolo S.p.A. 21,275
2,174,223 Investimentos Itau S.A. - PR 4,552
3,432,096 iShares Core MSCI EAFE ETF 254,730
1,972,774 iShares Core MSCI Emerging Markets ETF 101,795
125,414 Israel Discount Bank Ltd 649

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
16,834,402 Itau Unibanco Holding S.A. $ 116,271
204,054 Iyogin Holdings, Inc 1,579
185,245 Jammu & Kashmir Bank Ltd 299
1,237,300 Japan Post Bank Co Ltd 13,295
81,668 JB Financial Group Co Ltd 792
5,069,542 JPMorgan Chase & Co 1,015,429
506,854 (a) Judo Capital Holdings Ltd 439
25,740 Juroku Financial Group, Inc 800
38,744 Jyske Bank 3,282
70,391 KakaoBank Corp 1,470
96,536 Karnataka Bank Ltd 262
332,749 Karur Vysya Bank Ltd 731
5,708,000 Kasikornbank PCL 19,406
239,000 Kasikornbank PCL (Foreign) 812
1,149,022 KB Financial Group, Inc 60,045
27,220 KBC Ancora 1,326
828,754 KBC Groep NV 62,133
65,248 Keiyo Bank Ltd 326
181,000 Kiatnakin Phatra Bank PCL 258
572,000 King's Town Bank Co Ltd 922
43,819 Kiyo Bank Ltd 539
28,989 Komercni Banka AS 1,038
459,201 Kotak Mahindra Bank Ltd 9,865
3,052,896 Krung Thai Bank PCL 1,407
3,591,681 Kuwait Finance House KSCP 9,340
773,031 Kuwait International Bank KSCP 427
1,653,792 Kuwait Projects Co Holding KSCP 656
193,200 Kyoto Financial Group, Inc 3,487
269,100 Kyushu Financial Group, Inc 1,987
14,470 (b) Lakeland Bancorp, Inc 175
10,900 Lakeland Financial Corp 723
34,846 (b) Laurentian Bank of Canada 721
292,831 Live Oak Bancshares, Inc 12,155
4,076,479 Lloyds TSB Group plc 2,666
478,696 M&T Bank Corp 69,622
2,260,830 Malayan Banking BHD 4,611
1,784,600 (a) Malaysia Building Society Bhd 300
2,327,109 Masraf Al Rayan QSC 1,517
804,800 Mebuki Financial Group, Inc 2,644
1,619,158 Mediobanca S.p.A. 24,128
10,007,392 Mega Financial Holding Co Ltd 12,584
734,914 Metropolitan Bank & Trust 854
20,650 Mid Penn Bancorp, Inc 413
17,529,726 Mitsubishi UFJ Financial Group, Inc 178,349
15,308 Mizrahi Tefahot Bank Ltd 574
2,180,624 Mizuho Financial Group, Inc 43,123
138,602 (c) Moneta Money Bank AS 602
19,768 Musashino Bank Ltd 383
21,849 Nanto Bank Ltd 442
2,824,712 National Australia Bank Ltd 63,957
164,665 National Bank Holdings Corp 5,939
313,590 (b) National Bank of Canada 26,406
1,281,317 (a) National Bank of Greece S.A. 10,030
3,180,367 National Bank of Kuwait SAKP 9,923
3,468,294 NatWest Group plc 11,617
182,659 Nedbank Group Ltd 2,204
99,064 Nishi-Nippon Financial Holdings, Inc 1,239
588,328 (b) Nordea Bank Abp 6,557
11,722,382 Nordea Bank Abp 132,518
212,597 North Pacific Bank Ltd 620
82,500 Northwest Bancshares, Inc 961
5,371,628 (a) NU Holdings Ltd 64,084

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,135,000 O-Bank Co Ltd $ 352
452,357 (b) OceanFirst Financial Corp 7,423
475,094 (b) OFG Bancorp 17,488
23,107 Ogaki Kyoritsu Bank Ltd 334
18,000 Okinawa Financial Group, Inc 310
86,917 OTP Bank Rt 4,000
4,541,846 Oversea-Chinese Banking Corp 45,382
156,100 Pacific Premier Bancorp, Inc 3,746
177,040 Pathward Financial, Inc 8,937
18,860 Peoples Bancorp, Inc 558
466,584 Ping An Bank Co Ltd 678
899,800 (a) Piraeus Financial Holdings S.A. 3,759
376,423 PNC Financial Services Group, Inc 60,830
27,977 Popular, Inc 2,465
725,837 Postal Savings Bank of China Co Ltd - A 478
3,498,972 (c) Postal Savings Bank of China Co Ltd - H 1,832
362,864 Powszechna Kasa Oszczednosci Bank Polski S.A. 5,384
181,107 Preferred Bank 13,904
138,030 Premier Financial Corp 2,802
29,250 Primis Financial Corp 356
87,092 Prosperity Bancshares, Inc 5,729
15,650,470 PT Bank Mandiri Persero Tbk 7,121
5,969,880 Public Bank Bhd 5,312
1,953,438 Punjab National Bank 2,928
374,340 (a) Qatar International Islamic Bank QSC 1,124
727,542 Qatar Islamic Bank SAQ 3,798
1,919,469 Qatar National Bank QPSC 7,486
101,852 QCR Holdings, Inc 6,187
103,599 Raiffeisen International Bank Holding AG. 2,062
71,600 (a) Rakuten Bank Ltd 1,429
340,977 (c) RBL Bank Ltd 985
195,600 (b) Regional SAB de C.V. 1,933
50,140 Renasant Corp 1,570
3,070,300 Resona Holdings, Inc 18,927
566,369 RHB Capital BHD 675
22,026 Ringkjoebing Landbobank A.S. 3,862
609,528 Riyad Bank 4,845
1,309,609 Royal Bank of Canada 132,087
115,164 San-In Godo Bank Ltd 904
416,928 Saudi Awwal Bank 4,613
177,483 Saudi Investment Bank 784
2,523,939 Saudi National Bank 27,471
43,900 (b) SBI Sumishin Net Bank Ltd 639
739,361 SCB X PCL 2,311
270,120 Security Bank Corp 330
122,200 Senshu Ikeda Holdings, Inc 317
512,700 (b) Seven Bank Ltd 994
1,606,331 Shanghai Commercial & Savings Bank Ltd 2,421
690,034 Shanghai Pudong Development Bank Co Ltd 685
575,300 Shanghai Rural Commercial Bank Co Ltd 526
1,062,496 Sharjah Islamic Bank 645
27,200 Shiga Bank Ltd 752
377,672 Shinhan Financial Group Co Ltd 13,322
422,100 Shizuoka Financial Group, Inc 4,017
40,520 Simmons First National Corp (Class A) 789
4,199,877 SinoPac Financial Holdings Co Ltd 2,821
4,650,567 (b) Skandinaviska Enskilda Banken AB (Class A) 63,004
1,177,503 Societe Generale 31,549
855,824 South Indian Bank Ltd 281
232,184 SouthState Corp 19,743
162,101 Spar Nord Bank A.S. 2,706
29,425 Sparebank Oestlandet 337

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
204,596 SpareBank SR-Bank ASA $ 2,573
108,061 Sparebanken Midt-Norge 1,376
154,114 Sparebanken Nord-Norge 1,357
2,231 St Galler Kantonalbank 1,202
2,797,964 Standard Bank Group Ltd 27,365
2,187,049 Standard Chartered plc 18,541
744,794 State Bank of India 6,745
2,623,297 Sumitomo Mitsui Financial Group, Inc 153,391
1,697,042 Sumitomo Mitsui Trust Holdings, Inc 36,565
122,764 (b) Suruga Bank Ltd 715
48,704 Svenska Handelsbanken AB 492
28,160 (b) Swedbank AB (A Shares) 559
100,571 Sydbank AS 5,214
2,665,102 Taichung Commercial Bank Co Ltd 1,420
4,501,956 Taishin Financial Holdings Co Ltd 2,525
2,445,312 Taiwan Business Bank 1,215
4,249,192 Taiwan Cooperative Financial Holding Co Ltd 3,449
31,123 Tamilnad Mercantile Bank Ltd 182
103,106 TBC Bank Group plc 4,184
85,650 (a) Texas Capital Bancshares, Inc 5,272
1,172,300 Thanachart Capital PCL 1,655
100,900 (a) Tisco Bank PCL 275
21,803,500 TMB Bank PCL (Foreign) 1,088
116,343 (b) Toho Bank Ltd 276
18,900 Tokyo Kiraboshi Financial Group, Inc 586
107,364 TOMONY Holdings, Inc 296
1,654,136 Toronto-Dominion Bank 99,831
29,620 Towne Bank 831
454,461 Truist Financial Corp 17,715
30,806,745 Turkiye Is Bankasi (Series C) 10,689
487,047 (c) Ujjivan Small Finance Bank Ltd 259
1,734,169 (b),(c) Unicaja Banco S.A. 2,149
2,029,582 UniCredit S.p.A 77,082
1,302,673 Union Bank of India 2,407
892,353 Union Bank Of Taiwan 420
132,390 United Bankshares, Inc 4,738
1,136,717 United Overseas Bank Ltd 24,712
152,300 (b) Univest Financial Corp 3,171
11,885 Valiant Holding AG. 1,394
406,925 Veritex Holdings, Inc 8,338
1,547,098 Virgin Money UK plc 4,177
635,093 (a),(d) VTB Bank PJSC (GDR) Equiduct 6
664,707 (a),(d) VTB Bank PJSC (GDR) Tradegate 7
904,530 Warba Bank KSCP 547
61,980 Washington Trust Bancorp, Inc 1,666
11,331,673 Wells Fargo & Co 656,784
333,550 WesBanco, Inc 9,943
39,790 Westamerica Bancorporation 1,945
3,176,214 Westpac Banking Corp 54,022
269,719 Wintrust Financial Corp 28,156
247,941 Woori Financial Group, Inc 2,689
238,960 WSFS Financial Corp 10,787
145,399 (b) Yamaguchi Financial Group, Inc 1,477
1,417,348 (a) Yapi ve Kredi Bankasi 1,205
5,355,780 (a) Yes Bank Ltd 1,496
TOTAL BANKS 8,291,514
CAPITAL GOODS - 8.3%
197,683 3M Co 20,968
2,279 3M India Ltd 852
169,246 A.O. Smith Corp 15,141
78,982 Aalberts Industries NV 3,797

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
47,800 (a) AAR Corp $ 2,862
730,034 ABB Ltd 33,867
46,807 ABB Ltd India 3,576
1,380,349 Aboitiz Equity Ventures, Inc 1,150
425,749 AcBel Polytech, Inc 518
292,352 (b) Accelleron Industries AG. 10,951
18,437 (b) Ackermans & Van Haaren 3,223
7,105 ACS Actividades de Construccion y Servicios S.A. 298
86,000 Acter Co Ltd 543
28,149 Action Construction Equipment Ltd 483
148,552 Adani Enterprises Ltd 5,713
204,692 AddTech AB 4,657
37,989 ADENTRA, Inc 1,150
25,000 Advanced Energy Solution Holding Co Ltd 541
42,827 AECC Aero-Engine Control Co Ltd 108
144,252 AECC Aviation Power Co Ltd 670
225,544 Aecom Technology Corp 22,121
47,226 (b) Aecon Group, Inc 593
198,046 (a) AerCap Holdings NV 17,212
98,340 (a) Aerovironment, Inc 15,074
39,954 (b) AFG Arbonia-Forster Hldg 534
15,108 AG. Growth International, Inc 684
12,587 AGCO Corp 1,548
18,108 Ahluwalia Contracts India Ltd 222
34,797 AIA Engineering Ltd 1,632
87,400 Aichi Corp 620
131,141 Aida Engineering Ltd 769
77,391 Air Lease Corp 3,981
1,251,501 Airbus SE 230,562
119,226 Airtac International Group 4,133
17,469 Aker ASA (A Shares) 1,004
141,918 Alarko Holding AS. 579
172,510 Albany International Corp (Class A) 16,131
9,701 Alfa Laval AB 381
2,539,800 (b) Alfa S.A. de C.V. (Class A) 1,890
18,163 (a),(b),(c) Alfen ,NV 979
54,156 (c) Alimak Group AB 496
226,612 (b) Allegion plc 30,527
2,357,300 Alliance Global Group, Inc 426
133,000 Allis Electric Co Ltd 455
172,635 Allison Transmission Holdings, Inc 14,011
1,234,289 (b) Alstom RGPT 18,796
41,396 Alstom T&D India Ltd 421
453,750 Alta Equipment Group, Inc 5,876
1,479,700 Amada Co Ltd 16,946
68,548 Amara Raja Batteries Ltd 626
727,319 Ametek, Inc 133,027
54,169 Andritz AG. 3,376
12,665 Apar Industries Ltd 1,061
149,860 (a) API Group Corp 5,885
163,510 Apogee Enterprises, Inc 9,680
127,888 Applied Industrial Technologies, Inc 25,264
162,579 (a) Arabi Group Holding KSC 266
297,998 Arcosa, Inc 25,586
91,400 Armac Locacao Logistica E Servicos S.A. 229
68,838 Armstrong World Industries, Inc 8,551
809,959 (a) Array Technologies, Inc 12,076
163,500 Asahi Glass Co Ltd 5,932
1,186,873 Aselsan Elektronik Sanayi Ve Ticaret AS 2,034
1,261,038 Ashok Leyland Ltd 2,595
72,069 (a) Ashoka Buildcon Ltd 136
2,369,892 Ashtead Group plc 168,805

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
143,649 Ashtead Technology Holdings plc $ 1,378
37,919 (a) Ashtrom Group Ltd 561
2,197,110 Assa Abloy AB 63,053
29,633 Astra Industrial Group 1,500
113,532,807 Astra International Tbk PT 36,886
355,834 Astral Ltd 8,510
143,435 Atkore, Inc 27,304
2,583,892 Atlas Copco AB 43,638
383,554 Atlas Copco AB 5,665
234,955 (a) ATS Corp 7,906
277,939 Austal Ltd 398
726,037 AviChina Industry & Technology Co Ltd 286
22,959 AVICOPTER plc 132
52,595 (a) Axon Enterprise, Inc 16,456
114,211 Ayala Corp 1,300
2,215 (a),(d) Ayala Corp Preferred 0 ^
230,601 (a) AZEK Co, Inc 11,581
193,036 Babcock International Group 1,267
121,105 (b) Badger Infrastructure Solutions Ltd 4,488
2,481,390 BAE Systems plc 42,296
430,086 Balfour Beatty plc 2,075
193,892 (a),(b) Ballard Power Systems, Inc 540
13,533 Balmer Lawrie & Co Ltd 39
283,736 Barloworld Ltd 914
20,521 Bawan Co 259
9,895 BayWa AG. 269
239,040 (a) Beacon Roofing Supply, Inc 23,431
477,474 (b) Beijer Ref AB 7,089
83,712 Beijing New Building Materials plc 332
20,987 Belimo Holding AG. 10,300
15,502 BEML Ltd 594
1,252,000 BES Engineering Corp 552
334,840 Bharat Dynamics Ltd 7,048
3,265,738 Bharat Electronics Ltd 7,910
938,354 Bharat Heavy Electricals Ltd 2,791
240,462 (b) Bidvest Group Ltd 3,079
72,820 (a) Bien Yapi Urunleri Sanayi Turizm ve Ticaret AS. 90
29,685 Bird Construction Income Fund 408
106,937 Bizlink Holding, Inc 858
418,380 (a) Blue Bird Corp 16,041
94,596 Blue Star Ltd 1,447
1,682,906 (c) BOC Aviation Ltd 12,983
141,593 Bodycote plc 1,241
1,970,734 (a) Boeing Co 380,332
50,290 Boise Cascade Co 7,713
69,180 (a) Bombardier, Inc 2,970
4,715 (b) Bossard Holding AG. 1,143
190,449 Bouygues S.A. 7,775
453,249 Brenntag SE 38,200
244,000 Brighton-Best International Taiwan, Inc 258
16,490 (b) Brookfield Business Corp 394
5,252 (b) Bucher Industries AG. 2,309
10,863 Budimex S.A. 1,904
20,228 Bufab AB 793
199,992 (a) Builders FirstSource, Inc 41,708
60,300 Bunka Shutter Co Ltd 678
374,048 Bunzl plc 14,392
18,171 Burckhardt Compression Holding AG. 11,393
14,476 Burkhalter Holding AG. 1,568
67,262 BWX Technologies, Inc 6,902
1,170 (b) Bystronic AG. 619
114,705 (a) Cadeler A.S. 561

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
363,193 (a) CAE, Inc $ 7,500
18,200 Carbone Lorraine 717
35,453 (c) Carel Industries S.p.A 778
33,006 (a) Cargotec Corp (B Shares) 2,301
36,794 Carlisle Cos, Inc 14,418
4,405,651 Carrier Global Corp 256,100
455,405 Caterpillar, Inc 166,874
15,400 Central Glass Co Ltd 291
5,180 Cera Sanitaryware Ltd 422
112,817 (a),(b) Ceres Power Holdings plc 203
249,537 CG Power & Industrial Solutions Ltd 1,621
1,049,700 CH Karnchang PCL 651
282,725 (a),(b) ChargePoint Holdings, Inc 537
996,365 Chemring Group plc 4,565
874,000 (a) Chicony Power Technology Co Ltd 4,832
453,500 (a) Chin Hin Group Bhd 418
290,000 China Aircraft Leasing Group Holdings Ltd 112
136,422 China Baoan Group Co Ltd 198
1,210,000 China Communications Services Corp Ltd 565
1,089,000 China Conch Venture Holdings Ltd 758
234,200 China CSSC Holdings Ltd 1,121
1,739,000 China Energy Engineering Corp Ltd 505
830,000 China Lesso Group Holdings Ltd 394
144,700 China National Chemical Engineering Co Ltd 133
594,018 China Railway Group Ltd - A 560
1,861,000 China Railway Group Ltd - H 921
754,000 China State Construction Development Holdings Ltd 239
1,067,300 China State Construction Engineering Corp Ltd 771
870,000 China State Construction International Holdings Ltd 951
329,800 China XD Electric Co Ltd 245
138,545 (a),(b) Chiyoda Corp 368
101,700 Chudenko Corp 2,018
300,000 Chung-Hsin Electric & Machinery Manufacturing Corp 1,658
612,000 CIMC Enric Holdings Ltd 624
2,710,517 Citic Pacific Ltd 2,609
12,952,000 Citic Resources Holdings Ltd 678
10,544 (a) CJ Corp 957
2,243,586 CK Hutchison Holdings Ltd 10,798
41,593 CKD Corp 834
730,560 CNH Industrial NV 9,468
433,500 CNPC Capital Co Ltd 337
64,190 (c) Cochin Shipyard Ltd 674
6,123 (b) Colt CZ Group SE 159
269,404 Columbus McKinnon Corp 12,024
214,071 Comfort Systems USA, Inc 68,013
569,418 Compagnie de Saint-Gobain 44,195
90,217 COMSYS Holdings Corp 2,114
41,059 Construcciones y Auxiliar de Ferrocarriles S.A. 1,498
63,920 (a) Construction Partners, Inc 3,589
2,922,383 Contemporary Amperex Technology Co Ltd 76,406
239,000 Continental Holdings Corp 226
257,139 (a) Core & Main, Inc 14,721
583,900 COSCO SHIPPING Development Co Ltd 185
4,762 Craftsman Automation Ltd 247
149,951 Crane Co 20,263
38,617 (a) Creative & Innovative System 378
21,361 CS Wind Corp 824
563,010 (a) CSBC Corp Taiwan 333
85,200 CSSC Science & Technology Co Ltd 185
431,000 CTCI Corp 637
121,768 Cummins India Ltd 4,396
28,245 Cummins, Inc 8,322
148,016 Curtiss-Wright Corp 37,883
322,260 (a),(b) Custom Truck One Source, Inc 1,876

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
25,393 (a) CW Enerji Muhendislik Ticaret VE Sanayi AS. $ 206
35,000 CyberPower Systems, Inc 261
9,018 Daelim Industrial Co 351
6,047 (b) Daetwyler Holding AG. 1,246
162,077 (a) Daewoo Engineering & Construction Co Ltd 449
47,971 Daewoo International Corp 1,896
31,588 (a) Daewoo Shipbuilding & Marine Engineering Co Ltd 644
132,700 Daifuku Co Ltd 3,181
16,548 Daihen Corp 1,033
2,589 Daiho Corp 59
86,677 Daikin Industries Ltd 11,835
1,220,311 Daimler Truck Holding AG. 61,839
59,200 Daiwa Industries Ltd 625
9,046 (b) Danieli & Co S.p.A. 321
30,384 Danieli & Co S.p.A. (RSP) 801
24,865 Dassault Aviation S.A. 5,475
14,928 Data Patterns India Ltd 436
22,330 Dawonsys Co Ltd 226
98,055 DCC plc 7,134
310,730 Deere & Co 127,629
91,965 Deutz AG. 584
175,515 Diploma plc 8,244
71,722 DiscoverIE Group plc 684
26,394 DL E&C Co Ltd 722
2,507,100 DMCI Holdings, Inc 507
306,170 (a) DNOW, Inc 4,654
28,220 Donaldson Co, Inc 2,107
150,529 Dongfang Electric Corp Ltd 322
47,613 Doosan Bobcat, Inc 1,910
55,410 (a) Doosan Corp 6,231
38,176 (a) Doosan Fuel Cell Co Ltd 584
182,903 (a) Doosan Heavy Industries and Construction Co Ltd 2,378
108,183 Doosan Infracore Co Ltd 689
935,109 Dover Corp 165,692
392,953 (a),(d) Drake & Scull International PJSC 1
5,776 Dredging Environmental & Marine Engineering NV 924
1,556,435 Dubai Investments PJSC 970
40,294 Duerr AG. 931
40,650 (a) DXP Enterprises, Inc 2,184
31,281 (a) Dycom Industries, Inc 4,490
4,087,800 Dynasty Ceramic PCL 212
1,615,643 Eaton Corp plc 505,179
74,600 Ebara Corp 6,789
1,120,000 E-Commodities Holdings Ltd 266
33,394 Ecopro BM Co Ltd 6,893
11,751 (a) Ecopro Materials Co Ltd 1,166
14,535 Eczacibasi Yatirim Holding 105
1,482 Eiffage S.A. 168
26,561 Elbit Systems Ltd 5,547
8,947 Elco Ltd 315
33,498 Elecon Engineering Co Ltd 382
1,737 Electra Israel Ltd 749
504,360 Electrical Industries Co 596
4,274,504 Electrocomponents plc 39,193
192,233 Electrolux Professional AB 1,257
227,212 Electrosteel Castings Ltd 487
157,618 Elgi Equipments Ltd 1,139
431,489 ElSewedy Electric Co 283
8,119,200 (a) Embraer S.A. 53,924
62,677 EMCOR Group, Inc 21,949
718,697 Emerson Electric Co 81,515
5,558 Energiekontor AG. 384
107,200 Enerpac Tool Group Corp 3,823
47,700 EnerSys 4,506

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
37,823 (b) Engcon AB $ 297
228,293 Engineers India Ltd 555
111,978 EnPro Industries, Inc 18,899
21,769 Epiroc AB 409
14,489 Epiroc AB 245
107,142 Esab Corp 11,847
15,871 ESAB India Ltd 1,002
181,892 ESCO Technologies, Inc 19,472
607,332 (a) Estithmar Holding QPSC 318
59,468 (a),(b) Eurogroup Laminations S.p.A 242
54,893 (a) Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS. 251
52,807 Eve Energy Co Ltd 287
78,000 Evergreen Aviation Technologies Corp 268
157,000 Fangda Carbon New Material Co Ltd 104
196,680 Fanuc Ltd 5,487
2,627,631 Far Eastern Textile Co Ltd 2,713
426,894 Fastenal Co 32,931
147,886 FAW Jiefang Group Co Ltd 185
193,872 Federal Signal Corp 16,454
152,650 Ferguson plc 33,343
192,315 Ferguson plc 42,077
511,941 Ferrovial SE 20,269
443,723 (a),(b) Fincantieri S.p.A 326
384,587 Finning International, Inc 11,303
56,687 Finolex Cables Ltd 682
420,000 First Tractor Co Ltd 327
1,428,582 Fletcher Building Ltd 3,516
950,781 Flowserve Corp 43,432
113,116 (a) FLSmidth & Co AS 5,651
494,590 (a),(b) Fluence Energy, Inc 8,576
78,387 Fluidra S.A. 1,855
118,100 (a) Fluor Corp 4,993
726 (b) Forbo Holding AG. 927
3,229 Force Motors Ltd 281
471,512 Fortive Corp 40,559
92,000 Fortune Electric Co Ltd 1,926
2,515,508 (b) Fosun International 1,312
349,340 (a),(b) FTC Solar, Inc 188
354,077 (a) Fugro NV 8,680
110,300 (a) Fuji Electric Holdings Co Ltd 7,402
369,745 Fuji Machine Manufacturing Co Ltd 6,536
192,278 Fujikura Ltd 2,842
47,639 (b) Fujitec Co Ltd 1,185
11,139 Fukushima Galilei Co Ltd 439
20,256 Furukawa Co Ltd 244
54,144 Furukawa Electric Co Ltd 1,143
17,934 (a) G R Infraprojects Ltd 282
1,563,485 Gamuda BHD 1,741
23,773 Garden Reach Shipbuilders & Engineers Ltd 219
122,766 (a) Gates Industrial Corp plc 2,174
301,030 GEA Group AG. 12,728
1,168 Geberit AG. 690
43,618 GEK Group of Cos S.A. 794
44,791 (a) Generac Holdings, Inc 5,650
130,937 General Dynamics Corp 36,988
390,428 Genuit Group plc 2,169
134,836 Georg Fischer AG. 10,000
44,413 (a) Gibraltar Industries, Inc 3,577
13,501 Giken Seisakusho Co, Inc 185
14,300 Ginlong Technologies Co Ltd 117
116,629 (a) Girisim Elektrik Taahhut Ticaret Ve Sanayi AS. 246
3,700 Global Industrial Co 166
33,556 Glory Ltd 633
25,752 GMM Pfaudler Ltd 383

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
51,213 (a) Godrej Industries Ltd $ 481
23,200 Gongniu Group Co Ltd 329
6,318 GoodWe Technologies Co Ltd 87
7,410 Gorman-Rupp Co 293
43,630 Gotion High-tech Co Ltd 123
150,098 Grafton Group plc 1,899
49,541 Graphite India Ltd 360
93,162 Greaves Cotton Ltd 142
2,788,000 (c) Greentown Management Holdings Co Ltd 2,297
88,100 Griffon Corp 6,461
67,872 Grindwell Norton Ltd 1,551
509,993 (b) Grupo Carso S.A. de C.V. (Series A1) 4,562
134,538 (b) Grupo Rotoplas SAB de C.V. 244
56,409 (a) GS Engineering & Construction Corp 636
43,547 GS Holdings Corp 1,567
67,154 GS Yuasa Corp 1,400
70,630 GT Capital Holdings, Inc 885
88,232 Gulf Cables & Electrical Industries Group Co. KSCP 384
48,989 (a),(c) GVS S.p.A 320
616,497 Haitian International Holdings Ltd 1,794
5,938 (b) Hammond Power Solutions, Inc 636
4,838 (a) Hana Technology Co Ltd 213
325,668 Hangzhou Steam Turbine Power Group Co Ltd 294
40,479 Hanwa Co Ltd 1,580
29,715 Hanwha Corp 622
13,757 Hanwha Corp 155
279,572 Hanwha Systems Co Ltd 3,577
300,500 HAP Seng Consolidated BHD 283
1,828,000 Harbin Power Equipment 613
40,800 Harmonic Drive Systems, Inc 1,087
210,326 Havells India Ltd 3,829
99,183 (a) Hayward Holdings, Inc 1,518
123,436 Hazama Ando Corp 961
84,247 HBL Power Systems Ltd 461
9,754 HD Hyundai Construction Equipment Co Ltd 424
17,951 HD Hyundai Electric Co Ltd 2,388
18,162 (a) HD Hyundai Heavy Industries Co Ltd 1,601
28,827 HDC Hyundai Development Co-Engineering & Construction 384
9,493 HEG Ltd 210
53,810 HEICO Corp 10,278
60,453 HEICO Corp (Class A) 9,306
139,081 (a) Heidelberger Druckmaschinen 156
71,750 (a) Hellenic Technodomiki Tev S.A. 204
260,548 Hensoldt AG. 12,226
104,697 (a) Hexagon Composites ASA 181
135,269 (b) Hexatronic Group AB 416
62,897 Hexcel Corp 4,582
10,368 HG Infra Engineering Ltd 113
4,200 Hikari Tsushin, Inc 790
2,054,315 (a) Hillman Solutions Corp 21,858
180,077 Hindustan Aeronautics Ltd 7,206
808,836 (a) Hindustan Construction Co 309
18,211 Hindware Home Innovation Ltd 82
243,900 Hino Motors Ltd 817
8,200 (b) Hirata Corp 423
90,500 (a) Hitachi Construction Machinery Co Ltd 2,731
8,699 Hitachi Energy India Ltd 729
2,498,491 (a) Hitachi Ltd 228,313
215,320 Hitachi Zosen Corp 1,882
219,643 Hiwin Technologies Corp 1,914
22,536 (b) Hochtief AG. 2,619
2,718,030 Honeywell International, Inc 557,876
25,385 Hongfa Technology Co Ltd 86
91,100 Hoshizaki Corp 3,324

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
33,074 (a) Hosken Consolidated Investments Ltd $ 300
1,319,062 Howden Joinery Group plc 15,100
789,981 Howmet Aerospace, Inc 54,058
3,394 Hoymiles Power Electronics, Inc 103
40,304 (a) HSD Engine Co Ltd 296
2,285,000 (a),(d) Hsin Chong Group Holdings Ltd 3
492,130 Hubbell, Inc 204,259
13,135 (a),(b) Huber & Suhner AG. 1,109
43,174 Huntington Ingalls Industries, Inc 12,584
352,027 Husqvarna AB (B Shares) 3,012
5,369 Hyosung Corp 248
3,921 Hyosung Heavy Industries Corp 807
19,287 Hyundai Elevator Co Ltd 594
32,607 Hyundai Engineering & Construction Co Ltd 806
17,911 (a) Hyundai Heavy Industries 1,600
16,665 (a) Hyundai Mipo Dockyard 777
60,024 Hyundai Rotem Co Ltd 1,535
23,077 Idec Corp 408
29,641 IDEX Corp 7,233
4,658,400 IJM Corp BHD 2,385
198,544 Illinois Tool Works, Inc 53,275
48,836 IMCD NV 8,596
686,869 IMI plc 15,735
9,952 (b) Implenia AG. 361
122,436 Inaba Denki Sangyo Co Ltd 2,841
31,698 Inabata & Co Ltd 667
99,473 (c) IndiaMart InterMesh Ltd 3,158
25,964 (b) Industrie De Nora S.p.A 367
1,343,386 Industries Qatar QSC 4,419
271,030 (a) Indutrade AB 7,382
651,952 Infratil Ltd 4,242
187,225 (b) INFRONEER Holdings, Inc 1,797
34,355 Ingersoll Rand India Ltd 1,520
722,634 Ingersoll Rand, Inc 68,614
2,803,600 (a),(d) Inovisi Infracom Tbk PT 0 ^
86,185 (a) Inox Wind Ltd 540
161,802 (a) InPost S.A. 2,492
239,906 (b) Instalco AB 947
61,677 Interpump Group S.p.A. 3,006
537 (b) Interroll Holding AG. 1,785
29,979 (a) Intracom S.A. Technical & Steel Constructions 174
145,201 Investment AB Latour 3,817
33,317 INVISIO AB 758
118,093 Inwido AB 1,609
1,382,921 Iochpe-Maxion S.A. 3,990
940,977 IRB Infrastructure Developers Ltd 663
249,726 (c) IRCON International Ltd 661
9,104 IS Dongseo Co Ltd 199
24,857 ISGEC Heavy Engineering Ltd 269
112,900 (b) Ishikawajima-Harima Heavy Industries Co Ltd 3,018
16,900 (a),(b) Ispace, Inc 95
48,559 ITD Cementation India Ltd 195
368,011 (a),(b) ITM Power plc 249
1,169,649 (b) Itochu Corp 50,248
447,610 ITT, Inc 60,888
189,413 (a) Iveco Group NV 2,822
21,570 J Kumar Infraprojects Ltd 164
173,573 (a) Jain Irrigation Systems Ltd 102
931,711 (a) Jaiprakash Associates Ltd 201
3,239,960 Jamna Auto Industries Ltd 5,163
722,224 (a) Janus International Group, Inc 10,927
6,232 Japan Pulp & Paper Co Ltd 213
110,961 Japan Steel Works Ltd 2,476
83,900 Jardine Cycle & Carriage Ltd 1,502

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
133,536 Jardine Matheson Holdings Ltd $ 4,981
23,600 JDC Corp 83
7,782 (a) Jeio Co Ltd 156
2,101,056 JG Summit Holdings (Series B) 1,360
476,700 JGC Corp 4,674
74,804 Jiangsu Hengli Hydraulic Co Ltd 522
194,918 Jiangsu Zhongtian Technology Co Ltd 380
86,300 (a) Jiangxi Special Electric Motor Co Ltd 113
361,348 Johns Lyng Group Ltd 1,510
13,561 (c) JOST Werke SE 697
4,812 Judges Scientific plc 619
36,895 Jungheinrich AG. 1,365
77,647 Jupiter Wagons Ltd 348
2,477 Kaba Holding AG. 1,303
65,457 Kajaria Ceramics Ltd 908
356,150 Kajima Corp 7,310
103,072 (a) Kaleseramik Canakkale Kalebodur Seramik Sanayi AS. 190
66,804 Kalpataru Projects International Ltd 860
43,170 Kaman Corp 1,980
68,400 Kanamoto Co Ltd 1,220
462,101 Kandenko Co Ltd 5,275
63,300 Kanematsu Corp 1,080
12,045 (a) Kangwon Energy Co Ltd 179
52,000 Kaori Heat Treatment Co Ltd 616
56,636 Kardex Holding AG. 15,900
14,400 Katakura Industries Co Ltd 183
119,100 (b) Kawasaki Heavy Industries Ltd 3,913
7,294 KCC Glass Corp 223
106,168 KEC International Ltd 887
61,400 Keda Industrial Group Co Ltd 88
48,229 KEI Industries Ltd 2,010
76,000 Keihan Electric Railway Co Ltd 1,686
53,948 Keller Group plc 714
13,622 (a),(b) Kempower Oyj 302
143,000 Kenmec Mechanical Engineering Co Ltd 378
6,320 Kennametal India Ltd 180
9,735 KEPCO Engineering & Construction Co, Inc 480
1,219,527 Keppel Corp Ltd 6,627
369,575 (a) Kier Group plc 614
216,674 (a) Kiler Holding AS. 286
297,471 Kinden Corp 5,185
3,644 Kingspan Group plc 332
83,000 Kinik Co 672
225,584 KION Group AG. 11,867
18,681 Kirloskar Brothers Ltd 245
22,735 Kirloskar Pneumatic Co Ltd 193
46,900 Kitz Corp 421
220,346 Kloeckner & Co AG. 1,605
733,759 (b) Knorr-Bremse AG. 55,498
134,623 KNR Constructions Ltd 399
650,783 (a) KOC Holding AS 4,094
1,346,059 Komatsu Ltd 39,831
3,231 (b) Komax Holding AG 626
544,384 Kone Oyj (Class B) 25,361
261,405 Konecranes Oyj 13,569
304,406 Kongsberg Gruppen ASA 21,019
478,003 Koninklijke BAM Groep NV 1,812
75,342 Kontrolmatik Enerji Ve Muhendislik AS. 532
63,957 Korea Aerospace Industries Ltd 2,394
4,002 Korea Electric Terminal Co Ltd 184
106,389 (a),(b) Kornit Digital Ltd 1,928
945,353 (a) Kratos Defense & Security Solutions, Inc 17,376
11,349 Krones AG. 1,502
9,687 KSB Ltd 448

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
139,276 (a) Kuang-Chi Technologies Co Ltd $ 391
835,309 Kubota Corp 13,106
26,204 Kumagai Gumi Co Ltd 714
40,000 Kung Long Batteries Industrial Co Ltd 175
77,300 Kurita Water Industries Ltd 3,205
18,310 Kvutzat Acro Ltd 219
24,454 Kyokuto Kaihatsu Kogyo Co Ltd 414
154,510 Kyowa Exeo Corp 1,642
34,122 Kyudenko Corp 1,416
3,812 Kyung Dong Navien Co Ltd 151
199,150 L3Harris Technologies, Inc 42,439
3,506 Lakshmi Machine Works Ltd 639
574,043 Larsen & Toubro Ltd 25,964
8,671 Legrand S.A. 918
20,303 Lennox International, Inc 9,923
219,660 (a) Leonardo DRS, Inc 4,852
383,272 Leonardo S.p.A. 9,629
80,769 LG Corp 5,254
27,572 (a) LG Energy Solution Ltd 8,214
231,607 Lifco AB 6,048
10,177 LIG Nex1 Co Ltd 1,337
22,391 Lincoln Electric Holdings, Inc 5,720
58,245 Lindab International AB 1,252
68,951 (a),(b) Lion Electric Co 98
12,448 LISI 318
222,900 LIXIL Group Corp 2,747
427,500 (b) LK Technology Holdings Ltd 175
303,733 Lloyds Steels Industries Ltd 180
130,819 Lockheed Martin Corp 59,506
6,221,000 Lonking Holdings Ltd 1,137
19,585 Lotte Corp 405
14,638 LS Cable Ltd 1,241
11,703 LS Electric Co Ltd 855
3,165,600 LT Group, Inc 563
8,582 LU-VE S.p.A 214
250,200 Luxfer Holdings plc 2,595
34,405 LX Holdings Corp 179
20,292 LX INTERNATIONAL CORP 400
85,763 (b) Maas Group Holdings Ltd 251
984,564 Mabuchi Motor Co Ltd 17,961
114,795 Maire Tecnimont S.p.A 900
18,239 Makino Milling Machine Co Ltd 759
187,847 Makita Corp 5,339
2,025,200 Malaysian Resources Corp Bhd 283
78,974 Man Infraconstruction Ltd 194
7,731 (b) Manitou BF S.A. 212
2,341,200 Marcopolo S.A. 3,520
53,280 Marcopolo S.A. 62
1,196,416 Marubeni Corp 20,722
12,200 MARUKA FURUSATO Corp 178
619,196 Masco Corp 48,842
46,780 (a) Mastec, Inc 4,362
20,900 Max Co Ltd 441
1,194 MBB SE 132
7,840 McGrath RentCorp 967
157,789 (a) MDA Ltd 1,714
150,399 MDU Resources Group, Inc 3,790
29,971 Meidensha Corp 564
8,743 (a) Meier Tobler Group AG. 326
4,258,357 Melrose Industries plc 36,157
467,003 Metallurgical Corp of China Ltd 222
18,900 METAWATER Co Ltd 278
660,962 (b) Metso Outotec Oyj 7,851
57,456 (a) Middleby Corp 9,238

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
38,094 Mie Kotsu Group Holdings, Inc $ 155
5,360 Miller Industries, Inc 269
92,000 Mills Estruturas e Servicos de Engenharia S.A. 248
304,500 Minebea Co Ltd 5,973
115,600 Ming Yang Smart Energy Group Ltd 150
4,400 (b) Mirai Industry Co Ltd 127
260,962 MIRAIT ONE corp 3,217
238,300 MISUMI Group, Inc 3,320
3,031,309 Mitsubishi Corp 70,057
6,077,600 Mitsubishi Electric Corp 101,733
2,679,620 Mitsubishi Heavy Industries Ltd 24,286
29,800 Mitsubishi Logisnext Co Ltd 362
19,250 (b) Mitsuboshi Belting Co Ltd 591
1,378,726 Mitsui & Co Ltd 64,458
68,000 Miura Co Ltd 1,318
13,142 (a) Momentum Group AB 189
71,357 Monadelphous Group Ltd 659
3,872,970 MonotaRO Co Ltd 46,619
71,442 (a),(c) Montana Aerospace AG. 1,339
17,120 Moog, Inc (Class A) 2,733
216,778 Morgan Crucible Co plc 780
32,719 Morgan Sindall plc 958
92,444 Mori Seiki Co Ltd 2,444
89,100 Morita Holdings Corp 965
75,771 Mota Engil SGPS S.A. 394
284,264 (a) MRC Global, Inc 3,573
34,352 MSC Industrial Direct Co (Class A) 3,334
14,341 MSTC Ltd 144
13,325 (a) MTAR Technologies Ltd 270
69,833 MTU Aero Engines Holding AG. 17,711
79,250 Mueller Industries, Inc 4,274
77,300 Mueller Water Products, Inc (Class A) 1,244
3,298,281 (a) Multiply Group PJSC 2,012
243,570 (b),(c) Munters Group AB 4,369
47,070 (a) MYR Group, Inc 8,320
53,250 Mytilineos Holdings S.A. 2,054
588,200 Nabtesco Corp 9,861
11,933 Nachi-Fujikoshi Corp 273
333,300 Nagase & Co Ltd 5,602
37,000 (b) Namura Shipbuilding Co Ltd 491
428,319 NARI Technology Co Ltd 1,430
1,587,456 National Industries Group Holding SAK 1,135
48,835 Nava Bharat Ventures Ltd 286
3,299,774 NBCC India Ltd 4,734
64,556 (b) NCC AB (B Shares) 888
2,731,944 NCC Ltd 7,636
1,380,436 (a) NEL ASA 615
22,788 Nexans S.A. 2,382
48,630 (a) NEXTracker, Inc 2,736
71,189 (a),(b) NFI Group, Inc 676
164,400 NGK Insulators Ltd 2,211
1,504,395 (b) Nibe Industrier AB 7,398
397,040 Nichias Corp 10,609
10,000 Nichiden Corp 176
17,545 Nichiha Corp 397
86,100 Nidec Corp 3,571
142,967 Nikkiso Co Ltd 1,168
7,711 (a) Nilfisk Holding A.S. 158
17,480 Ningbo Deye Technology Co Ltd 228
31,900 Ningbo Orient Wires & Cables Co Ltd 195
90,600 Ningbo Sanxing Medical Electric Co Ltd 344
7,500 Nippon Carbon Co Ltd 263
29,959 Nippon Densetsu Kogyo Co Ltd 415
24,700 Nippon Road Co Ltd 307

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
26,165 Nishimatsu Construction Co Ltd $ 752
15,400 Nishio Rent All Co Ltd 394
100,531 Nisshinbo Industries, Inc 808
56,400 Nitta Corp 1,477
17,700 (b) Nitto Boseki Co Ltd 688
19,835 Nitto Kogyo Corp 546
42,346 (a) NKT Holding AS 3,503
149,360 Nolato AB 668
18,000 (b) Nomura Micro Science Co Ltd 634
44,474 (a) Norconsult Norge AS. 111
96,566 (a),(b) Nordex AG. 1,266
42,564 Nordson Corp 11,686
10,366 Noritake Co Ltd 288
15,951 Noritsu Koki Co Ltd 336
13,031 Noritz Corp 149
24,405 Norma Group SE 453
234,720 Northrop Grumman Corp 112,351
341,248 NRW Holdings Ltd 651
311,900 NSK Ltd 1,780
310,861 (b) NTN Corp 648
1,802,720 nVent Electric plc 135,925
864,000 NWS Holdings Ltd 718
52,246 Obara Corp 1,313
546,800 Obayashi Corp 6,502
155,366 (b) OC Oerlikon Corp AG. 685
53,421 Oiles Corp 784
17,367 Okuma Holdings, Inc 826
21,500 Okumura Corp 714
27,288 Olectra Greentech Ltd 621
285,060 (a),(b) Opus Global Rt 315
49,748 Organo Corp 2,467
62,606 OSG Corp 902
55,200 Oshkosh Corp 6,884
9 OSRAM Licht AG. 1
34,450 (a) Otokar Otomotiv Ve Savunma Sanayi A.S. 493
160,469 Owens Corning, Inc 26,766
121,078 (a) OX2 AB 558
289,467 PACCAR, Inc 35,862
11,801 Palfinger AG. 293
669,785 Parker-Hannifin Corp 372,260
251,070 (a) Parsons Corp 20,826
166,909 (a) Patel Engineering Ltd 115
143,081 Peab AB (Series B) 899
140,097 Pentair plc 11,970
1,411,800 Pentamaster Corp Bhd 1,327
223,546 Penta-Ocean Construction Co Ltd 1,122
15,169 People & Technology, Inc 476
22,042 Per Aarsleff Holding A.S. 1,100
2,656 Pfeiffer Vacuum Technology AG. 447
257,969 (a) Phihong Technology Co Ltd 427
400,480 (a),(b) Plug Power, Inc 1,378
93,136 PNC Infratech Ltd 488
24,133 (b) PNE AG. 349
39,908 Polycab India Ltd 2,430
27,006 Porr AG. 414
26,902 POSCO Future M Co Ltd 6,049
439,569 Power Construction Corp of China Ltd 301
4,286 Power Mech Projects Ltd 259
81,990 Praj Industries Ltd 526
88,300 Primoris Services Corp 3,759
40,560 (a) Prince Pipes & Fittings Ltd 268
8,816 Prysmian S.p.A. 460
7,928,200 (a) PSG Corp PCL 144
1,937,537 QinetiQ plc 8,925

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
672,420 (a) Qua Granite Hayal $ 83
82,978 Quanta Services, Inc 21,558
6,949 (a) Rainbow Robotics 959
290,000 Raito Kogyo Co Ltd 3,860
146,500 Randon S.A. Implementos e Participacoes 376
78,500 Range Intelligent Computing Technology Group Co Ltd 330
440,401 Ras Al Khaimah Ceramics 327
5,034 Rational AG. 4,337
21,163 (a) RBC Bearings, Inc 5,721
372,000 (a),(b) Realord Group Holdings Ltd 260
96,312 Redox Ltd 186
188,794 Reece Ltd 3,457
236,101 Regal-Beloit Corp 42,522
632,710 Reliance Worldwide Corp Ltd 2,374
55,568 Renew Holdings plc 648
366,100 (a) Resideo Technologies, Inc 8,208
138,535 Reunert Ltd 483
85,000 REV Group, Inc 1,878
194,524 Rexel S.A. 5,255
56,169 Rheinmetall AG. 31,591
43,443 (b) Richelieu Hardware Ltd 1,366
1,682 (b) Rieter Holding AG. 243
33,743 Rockwell Automation, Inc 9,830
318 (a) Rockwool International AS (B Shares) 105
8,419 (a) Rolex Rings Ltd 177
8,363,163 (a) Rolls-Royce Holdings plc 44,997
2,318,913 Rotork plc 9,629
2,584,450 RTX Corp 252,061
35,000 Ruentex Engineering & Construction Co 170
138,950 Run Long Construction Co Ltd 551
92,850 Rush Enterprises, Inc (Class A) 4,969
49,998 Russel Metals, Inc 1,664
13,900 Ryobi Ltd 276
80,173 Saab AB (Class B) 7,132
328,198 Sacyr Vallehermoso S.A. 1,212
399,868 Safran S.A. 90,559
13,478 Salcef Group S.p.A 333
227,125 Sam Engineering & Equipment M Bhd 242
146,849 (a) Sambu Construction Co Ltd 218
71,550 Samsung C&T Corp 8,509
61,865 (a) Samsung Engineering Co Ltd 1,159
279,965 (a) Samsung Heavy Industries Co Ltd 1,793
31,204 Samsung Techwin Co Ltd 4,813
1,418,042 Sandvik AB 31,482
228,600 Sanki Engineering Co Ltd 3,181
497,941 Sanwa Shutter Corp 8,706
977,000 Sany Heavy Equipment International Holdings Co Ltd 629
454,257 Sany Heavy Industry Co Ltd 909
8,100 Sanyo Denki Co Ltd 379
280,528 Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS. 264
30,905 (a) Saudi Ceramic Co 281
159,044 (b) Savaria Corp 1,968
89,291 Schindler Holding AG. 22,476
124,628 Schindler Holding AG. (Registered) 30,410
24,395 (a) Schneider Electric Infrastructure Ltd 217
654,258 Schneider Electric S.A. 147,912
31,300 Schulz S.A. 42
668 (b) Schweiter Technologies AG. 376
10,728 SDT Uzay VE Savunma Teknolojileri AS. 100
19,395 Sekisui Jushi Corp 301
37,277,004 (a),(b) SembCorp Marine Ltd 2,179
55,298 Sensata Technologies Holding plc 2,032
131,395 Seven Group Holdings Ltd 3,492
12,236 SFA Engineering Corp 233

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
13,902 (b) SFS Group AG. $ 1,828
50,102 (a),(b) SGL Carbon AG. 376
36,500 Shandong Himile Mechanical Science & Technology Co Ltd 178
264,727 Shanghai Construction Group Co Ltd 85
762,403 Shanghai Electric Group Co Ltd 443
321,000 Shanghai Industrial Holdings Ltd 425
129,300 Shanghai Mechanical and Electrical Industry Co Ltd 124
24,100 Shanghai Moons' Electric Co Ltd 196
224,100 Shanghai Waigaoqiao Free Trade Zone Group Co Ltd 159
141,900 Shanxi Coal International Energy Group Co Ltd 329
107,311 (a) Shapir Engineering and Industry Ltd 613
67,140 Shenzhen Inovance Technology Co Ltd 560
50,400 Shenzhen SED Industry Co Ltd 128
150,236 (b) Shibaura Machine Co Ltd 3,632
15,600 Shibuya Corp 359
193,000 Shihlin Electric & Engineering Corp 1,689
272,024 (a) Shikun & Binui Ltd 674
16,200 (b) Shima Seiki Manufacturing Ltd 148
440,700 Shimizu Corp 2,846
1,411,000 Shin Zu Shing Co Ltd 7,935
82,084 Shinko Plantech Co Ltd 1,130
43,500 Shinmaywa Industries Ltd 354
13,083 Shinsung Delta Tech Co Ltd 1,055
31,508 SHO-BOND Holdings Co Ltd 1,325
278,060 Shyft Group, Inc 3,454
395,360 Sichuan Road and Bridge Group Co Ltd 406
1,506,469 Siemens AG. 287,643
1,693,314 (a) Siemens Energy AG. 31,079
77,952 Siemens India Ltd 5,036
32,200 Sieyuan Electric Co Ltd 259
651,195 (a),(b) SIG plc 240
448,444 (c) Signify NV 13,805
2,409,859 Sime Darby BHD 1,325
1,293,204 Singapore Technologies Engineering Ltd 3,850
172,100 Sinoma International Engineering Co 270
3,841,000 Sinopec Engineering Group Co Ltd 2,213
1,096,500 Sino-Thai Engineering & Construction PCL 293
660,500 Sinotruk Hong Kong Ltd 1,622
33,256 (a) SiteOne Landscape Supply, Inc 5,805
96,366 SK Networks Co Ltd 438
21,677 (a) SK oceanplant Co Ltd 213
32,498 SK, Inc 4,408
12,654 (b) Skanska AB (B Shares) 225
157,456 (b) SKF AB (B Shares) 3,214
26,993 SKF India Ltd 1,346
100,978 SM Investments Corp 1,747
45,828 SMC Corp 25,854
1,507,760 Smiths Group plc 31,254
38,787 Snap-On, Inc 11,489
138,722 SNC-Lavalin Group, Inc 5,674
122,068 Sociedad Quimica y Minera de Chile S.A. (Class B) 5,956
180,102 Sojitz Holdings Corp 4,751
4,792 Solar Holdings AS (B Shares) 231
11,012 SPG Co Ltd 239
73,053 Spirax-Sarco Engineering plc 9,269
75,930 (a) Spirit Aerosystems Holdings, Inc (Class A) 2,739
380,812 (a) SPX Technologies, Inc 46,889
19,067 Stabilus SE 1,214
44,389 (b) Stadler Rail AG. 1,415
114,545 Stanley Black & Decker, Inc 11,217
98,004 Stantec, Inc 8,137
62,366 Star Micronics Co Ltd 764
5,480,900 (a),(d) STARK Corp PCL 2
4,088 Steico SE 124

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
69,984 (a) Sterling and Wilson Renewable $ 441
1,155,761 (b) Storskogen Group AB 615
59,718 (b) Sulzer AG. 7,268
13,200 Sumiseki Holdings, Inc 127
868,577 Sumitomo Corp 20,922
63,697 Sumitomo Densetsu Co Ltd 1,420
227,000 Sumitomo Heavy Industries Ltd 7,148
106,237 Sumitomo Mitsui Construction Co Ltd 299
76,270 Sungrow Power Supply Co Ltd 1,090
157,000 Sunonwealth Electric Machine Industry Co Ltd 645
161,454 (a),(b) Sunrun, Inc 2,128
93,063 Sunwoda Electronic Co Ltd 176
2,444,500 (a),(b),(d) Superb Summit International Group Ltd 3
9,940 Suzhou Maxwell Technologies Co Ltd 147
7,605,840 (a) Suzlon Energy Ltd 3,700
15,000 SWCC Showa Holdings Co Ltd 375
169,586 Sweco AB 1,908
473,625 Ta Ya Electric Wire & Cable 654
77,022 Tadano Ltd 659
64,953 (a) Taihan Electric Wire Co Ltd 495
7,343 Taihei Dengyo Kaisha Ltd 224
82,953 Taikisha Ltd 2,592
143,041 Taisei Corp 5,214
937,000 Taiwan Glass Industrial Corp 502
11,439 Takamatsu Corp 213
28,364 Takara Standard Co Ltd 359
89,641 Takasago Thermal Engineering Co Ltd 2,854
227,400 Takeuchi Manufacturing Co Ltd 9,116
47,400 Takuma Co Ltd 589
48,667 (c) Talgo S.A. 236
1,197,000 (a) Tatung Co Ltd 2,158
46,100 Taurus Armas S.A. 124
290,775 TBEA Co Ltd 609
38,565 TD Power Systems Ltd 137
234,547 Techno Electric & Engineering Co Ltd 2,176
3,273,969 Techtronic Industries Co 44,486
969,000 Teco Electric and Machinery Co Ltd 1,729
9,186 Tega Industries Ltd 137
109,417 Tekfen Holding AS 140
163,310 Tennant Co 19,860
84,492 Texmaco Rail & Engineering Ltd 168
50,450 Textron, Inc 4,840
153,702 Thales S.A. 26,203
4,210,000 (a),(b) Theme International Holdings Ltd 333
94,300 (a) THK Co Ltd 2,217
17,597 (a) Thyssenkrupp Nucera AG. & Co KGaa 272
24,981 Timken India Ltd 859
44,957 Titagarh Rail System Ltd 497
126,404 (a) Titan Machinery, Inc 3,136
30,836 TKH Group NV 1,315
40,000 Toa Corp/Tokyo 321
184,811 Tocalo Co Ltd 2,168
183,756 Toda Corp 1,229
4,615 Toenec Corp 175
76,400 TOKAI Holdings Corp 498
66,902 Tokyu Construction Co Ltd 365
190,023 TOMRA Systems ASA 2,974
2,370 Top Material Co Ltd 122
174,020 Toromont Industries Ltd 16,746
15,877 Totetsu Kogyo Co Ltd 313
118,650 Toto Ltd 3,326
224,003 Toyo Construction Co Ltd 1,920
11,100 Toyo Tanso Co Ltd 592
122,700 Toyota Industries Corp 12,838

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
177,400 Toyota Tsusho Corp $ 12,182
974,548 Trane Technologies plc 292,559
40,100 TransDigm Group, Inc 49,387
172,046 Travis Perkins plc 1,584
471,296 Trelleborg AB (B Shares) 16,853
80,878 (a) Trex Co, Inc 8,068
565,780 (a) Triumph Group, Inc 8,509
184,000 (a),(b) Triumph New Energy Co Ltd 130
1,135,840 Triveni Turbine Ltd 7,338
31,567 Troax Group AB 726
35,910 Trusco Nakayama Corp 609
96,090 Tsubakimoto Chain Co 3,237
32,500 Tsugami Corp 247
6,100 (b) Tsurumi Manufacturing Co Ltd 151
50,100 Tupy S.A. 278
1,150,811 Turkiye Sise ve Cam Fabrikalari AS 1,619
156,758 Tyman plc 573
28,100 Union Tool Co 825
133,000 United Integrated Services Co Ltd 1,615
145,536 United Rentals, Inc 104,947
68,000 Ushio, Inc 869
328,800 (a) UWC BHD 203
27,167 (a) V2X, Inc 1,269
126,415 (b) Valmet Oyj 3,328
15,861 (a),(b) Varta AG. 253
26,735 (c) VAT Group AG. 13,811
606,700 Ventia Services Group Pty Ltd 1,523
485,907 Vertiv Holdings Co 39,684
576,987 Vestas Wind Systems A.S. 16,094
5,614 Vesuvius India Ltd 223
204,603 Vesuvius plc 1,276
496,725 V-Guard Industries Ltd 1,979
805,489 Vinci S.A. 103,367
106,941 Volex plc 389
4,815 Voltamp Transformers Ltd 559
166,293 Voltas Ltd 2,206
56,000 Voltronic Power Technology Corp 2,888
166,503 Volution Group plc 911
6,679 (b) Volvo AB (A Shares) 184
413,268 (b) Volvo AB (B Shares) 11,200
7,879 Vossloh AG. 388
153,501 W.W. Grainger, Inc 156,157
168,050 Wabash National Corp 5,031
74,053 Wacker Construction Equipment AG. 1,371
97,000 Waffer Technology Corp 312
27,000 Wakita & Co Ltd 285
2,429,848 Walsin Lihwa Corp 2,839
435,167 Wartsila Oyj (B Shares) 6,613
9,448,700 (a),(d) Waskita Karya Persero Tbk PT 60
25,148 Watsco, Inc 10,863
287,329 (b) Webuild SpA 695
1,427,850 WEG S.A. 10,875
834,709 Weichai Power Co Ltd 1,593
218,186 Weichai Power Co Ltd (Class A) 492
907,415 Weir Group plc 23,179
42,930 WESCO International, Inc 7,353
850,598 Westinghouse Air Brake Technologies Corp 123,915
139,494 (a) WillScot Mobile Mini Holdings Corp 6,486
59,750 Wilson Bayly Holmes-Ovcon Ltd 429
125,190 Woodward Inc 19,294
296,711 Worley Ltd 3,239
8,118 (a) W-Scope Chungju Plant Co Ltd 242
107,085 WSP Global, Inc 17,848
623,838 XCMG Construction Machinery Co Ltd 536

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
204,711 Xiamen C & D, Inc $ 288
159,367 Xinjiang Goldwind Science & Technology Co Ltd - A 164
267,200 (a),(b) Xinte Energy Co Ltd 358
1,211,000 Xinyi Glass Holdings Co Ltd 1,285
102,300 Xxentria Technology Materials Corp 235
186,580 Xylem, Inc 24,114
25,780 YAMABIKO Corp 342
41,270 Yamazen Corp 365
7,259,500 Yangzijiang Shipbuilding Holdings Ltd 10,268
36,511 Yankey Engineering Co Ltd 445
49,600 Yaskawa Electric Corp 2,112
165,274 (a),(c) Yellow Cake plc 1,255
30,113 (a) YEO Teknoloji Enerji VE Endustri AS. 187
24,279 Yokogawa Bridge Holdings Corp 468
13,552 Yuasa Trading Co Ltd 474
2,369 Yunsung F&C Co Ltd 147
166,100 Yurtec Corp 1,626
7,895 (a),(b) Zehnder Group AG. 523
119,663 Zhejiang Chint Electrics Co Ltd 334
19,792 Zhejiang Dingli Machinery Co Ltd 154
96,800 Zhejiang Sanhua Intelligent Controls Co Ltd 322
66,151 Zhejiang Weixing New Building Materials Co Ltd 143
138,300 Zhengzhou Yutong Bus Co Ltd 359
38,825 Zhuzhou CRRC Times Electric Co Ltd 240
205,100 Zhuzhou CSR Times Electric Co Ltd 651
466,939 Zoomlion Heavy Industry Science and Technology Co Ltd - A 519
TOTAL CAPITAL GOODS 10,472,027
COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
615,190 (a) ACV Auctions, Inc 11,547
607,110 Adecco S.A. 24,019
15,020 Aeon Delight Co Ltd 349
68,531 AFRY AB 1,094
276,717 (a) Aker Carbon Capture ASA 148
1,726,622 (a) Alight, Inc 17,007
82,890 Alpha Financial Markets Consulting plc 339
356,984 ALS Ltd 3,052
4,187 Amadeus Fire AG 542
26,600 Ambipar Participacoes e Empreendimentos S 83
167,999 (d) APM Human Services International ltd 134
103,350 Applus Services S.A. 1,276
361,478 Arcadis NV 22,137
190,104 (a) ASGN, Inc 19,915
362,725 Automatic Data Processing, Inc 90,587
13,380 Barrett Business Services, Inc 1,695
183,500 BayCurrent Consulting, Inc 3,607
29,387 (c) Befesa S.A. 1,010
27,600 Bell System24 Holdings, Inc 287
57,406 Bilfinger Berger AG. 2,681
61,500 Binjiang Service Group Co Ltd 134
85,236 BLS International Services Ltd 321
52,513 Booz Allen Hamilton Holding Corp 7,795
55,863 (b) Boyd Group Services, Inc 11,811
2,167,617 Brambles Ltd 22,812
166,187 (c) Bravida Holding AB 1,458
576,360 (a),(b) BrightView Holdings, Inc 6,859
26,750 Brink's Co 2,471
15,719 (b) Brunel International NV 173
560,345 Bureau Veritas S.A. 17,109
22,839 Calian Group Ltd 958
1,553,645 (a) Capita Group plc 259
137,560 (a) CECO Environmental Corp 3,167
3,695 Cewe Stiftung & Co KGAA 410
2,301,000 China Everbright Environment Group Ltd 895

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
39,200 (a) Cimpress plc $ 3,470
65,164 Cintas Corp 44,770
38,046 (a) Clean Harbors, Inc 7,659
54,000 Cleanaway Co Ltd 300
1,697,124 Cleanaway Waste Management Ltd 3,007
115,211 CMS Info Systems Ltd 540
35,530 Computer Age Management Services Ltd 1,247
452,979 Computershare Ltd 7,716
238,751 (c) Coor Service Management Holding AB 1,119
641,162 (a) Copart, Inc 37,136
241,291 (a) CoStar Group, Inc 23,309
1,320,000 (a),(b),(d) CT Environmental Group Ltd 2
1,417,700 CTOS Digital Bhd 401
171,700 Dai Nippon Printing Co Ltd 5,258
32,700 Daiei Kankyo Co Ltd 573
31,665 Daiseki Co Ltd 773
4,454 Danel Adir Yeoshua Ltd 381
35,080 Deluxe Corp 722
125,471 Derichebourg 596
28,564 dip Corp 522
28,297 DKSH Holding AG. 1,925
5,455 DO & CO AG. 814
506,493 Downer EDI Ltd 1,684
47,631 (a) Driven Brands Holdings, Inc 752
202,833 Dun & Bradstreet Holdings, Inc 2,036
29,098 Duskin Co Ltd 621
451,000 Dynagreen Environmental Protection Group Co Ltd 161
18,137 eClerx Services Ltd 516
8,914 Ecopro HN Co Ltd 548
30,000 ECOVE Environment Corp 288
336,080 Element Fleet Management Corp 5,431
672,195 Elis S.A. 15,278
22,920 en-japan, Inc 403
218,538 Ennis, Inc 4,482
529 Equifax, Inc 141
500,805 (a) ExlService Holdings, Inc 15,926
1,019,752 Experian Group Ltd 44,434
29,016 Fila S.p.A 249
108,403 (a),(c),(d) Finablr plc 1
311,087 Firstsource Solutions Ltd 741
93,502 (a),(b) Fiverr International Ltd 1,970
853,200 Frontken Corp Bhd 698
24,993 (a) FTI Consulting, Inc 5,256
14,265 Fullcast Co Ltd 136
28,454 Funai Soken Holdings, Inc 468
11,303 (a),(b) GDI Integrated Facility Services, Inc 327
186,962 GFL Environmental, Inc 6,447
5,914 GL Events 122
274,200 (c) GPS Participacoes e Empreendimentos S.A. 1,133
1,244,095 Hays plc 1,485
598,020 (a) Healthcare Services Group 7,463
12,385 Hilan Ltd 787
101,220 (a) Huron Consulting Group, Inc 9,780
74,760 ICF International, Inc 11,261
199,511 Indian Railway Catering & Tourism Corp Ltd 2,228
3,210,900 Infomart Corp 8,771
42,012 Insource Co Ltd 253
41,260 Insperity, Inc 4,522
5,264 Intertek Group plc 331
60,317 (b) Intrum Justitia AB 141
54,454 ION Exchange India Ltd 332
178,941 IPH Ltd 735

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
127,409 ISS A.S. $ 2,321
132,000 JAC Recruitment Co Ltd 688
93,378 Jacobs Solutions, Inc 14,355
108,800 Japan Elevator Service Holdings Co Ltd 1,777
662,539 Johnson Service Group plc 1,099
183,950 KBR, Inc 11,710
117,622 KEPCO Plant Service & Engineering Co Ltd 3,173
59,728 Kforce, Inc 4,212
66,508 Kokuyo Co Ltd 1,088
51,000 (b) Kosaido Holdings Co Ltd 221
128,550 L&K Engineering Co Ltd 910
41,370 (a) Latent View Analytics Ltd 253
515,028 Learning Technologies Group plc 555
347,251 Link Administration Holdings Ltd 505
40,789 (b) Link And Motivation, Inc 146
165,496 Loomis AB 4,619
32,564 (b) Mader Group Ltd 135
198,690 Maharah Human Resources Co 381
7,600 (b) Management Solutions Co Ltd 107
29,681 Manpower, Inc 2,304
65,438 (a) Marlowe plc 429
5,762 Matsuda Sangyo Co Ltd 94
208,310 MAXIMUS, Inc 17,477
47,042 McMillan Shakespeare Ltd 601
59,784 Meitec Corp 1,156
263,651 Michael Page International plc 1,493
1,034,623 Mitie Group 1,371
20,344 Mitsubishi Pencil Co Ltd 341
292,820 (a) Montrose Environmental Group, Inc 11,470
59,590 MSA Safety, Inc 11,536
4,343,054 My EG Services Bhd 725
23,660 NICE Information Service Co Ltd 180
239,700 Nihon M&A Center Holdings, Inc 1,526
12,700 Nippon Kanzai Holdings Co Ltd 214
153,211 Nippon Parking Development Co Ltd 205
80,248 Nomura Co Ltd 479
46,128 Okamura Corp 680
44,147 Open Up Group, Inc 599
40,700 (a) Orizon Valorizacao de Residuos S.A. 307
909,300 (a) Park24 Co Ltd 10,738
14,600 Pasona Group, Inc 269
136,362 Paychex, Inc 16,745
39,208 Paycom Software, Inc 7,803
1,420,700 Persol Holdings Co Ltd 1,987
23,042 Pilot Corp 599
71,970 (a) Pluxee France S.A. 2,127
65,627 (b) Prestige International, Inc 296
333,167 (b),(c) Prosegur Cash S.A. 172
145,397 (b) Prosegur Cia de Seguridad S.A. 241
51,175 (c) Quess Corp Ltd 320
721,406 (a) Raksul, Inc 5,160
108,786 (b) Randstad Holdings NV 5,744
156,624 (b) RB Global, Inc 11,929
135,731 RB Global, Inc 10,339
3,806,571 Recruit Holdings Co Ltd 167,134
2,146,668 RELX plc 92,576
58,186 (a) Renewi plc 422
4,489,503 Rentokil Initial plc 26,692
119,643 Republic Services, Inc 22,904
179,058 RITES Ltd 1,428
70,608 Robert Half International, Inc 5,598
190,884 Rollins, Inc 8,832

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
218,362 RWS Holdings plc $ 517
13,937 S1 Corp (Korea) 633
18,552 Sato Corp 284
32,578 Saudi Airlines Catering Co 1,140
68,855 (a) Sdiptech AB 1,676
1,845 (b) Seche Environnement S.A. 225
108,082 Secom Co Ltd 7,842
491,019 Securitas AB (B Shares) 5,062
3,212,492 Serco Group plc 7,692
34,468 (a),(b) SGS S.A. 3,346
48,935 Shanghai M&G Stationery, Inc 240
100,500 (a),(d) Shanghai Youngsun Investment Co Ltd 1
34,894 (a) SIS Ltd 172
102,415 Smart Metering Systems plc 1,231
104,963 SmartGroup Corp Ltd 665
58,287 SMS Co Ltd 1,002
32,228 Societe BIC S.A. 2,303
300,500 Sohgo Security Services Co Ltd 1,632
822,087 SPIE S.A. 30,903
63,000 Sporton International, Inc 507
547,370 Steelcase, Inc (Class A) 7,160
1,028 (a) Stericycle, Inc 54
93,522 Sthree plc 508
4,560 (a) Sungeel Hitech Co Ltd 310
48,350 Sunny Friend Environmental Technology Co Ltd 148
196,000 Taiwan Secom Co Ltd 744
140,000 Taiwan-Sogo Shinkong Security Corp 180
18,773 Takkt AG. 271
10,648 (a) TeamLease Services Ltd 351
976,354 TechnoPro Holdings, Inc 19,555
67,184 Teleperformance 6,526
56,568 (a) TELUS International CDA, Inc 479
69,172 Tetra Tech, Inc 12,777
148,156 Thomson Reuters Corp 23,057
19,443 Tinexta Spa 399
76,240 TKC 1,871
193,900 Toppan Printing Co Ltd 4,860
18,261 (a) Trans Cosmos, Inc/Japan 373
931 TransUnion 74
38,800 TRE Holdings Corp 309
112,647 TriNet Group, Inc 14,925
1,231,830 (a),(b) Upwork, Inc 15,102
26,099 UT Group Co Ltd 613
948,643 Veralto Corp 84,107
483,721 Verisk Analytics, Inc 114,028
243,700 Vestis Corp 4,696
56,060 (a) Viad Corp 2,214
111,900 (a) Visional, Inc 7,180
377,279 Waste Connections, Inc 64,896
459,881 Waste Management, Inc 98,024
19,200 WDB Holdings Co Ltd 292
19,700 Weathernews, Inc 665
297,666 Wolters Kluwer NV 46,611
231,000 (a),(d) Youyuan International Holdings Ltd 0 ^
74,060 Zhejiang Weiming Environment Protection Co Ltd 187
82,000 (a),(b) Zonqing Environmental Ltd 269
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,681,104
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.8%
27,010 Aaron's Co, Inc 203
81,600 ABC-Mart, Inc 1,547
226,420 (a) Abercrombie & Fitch Co (Class A) 28,377

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
22,145 (a),(b) About You Holding SE $ 103
2,800,187 Abu Dhabi National Oil Co for Distribution PJSC 2,776
248,682 Academy Sports & Outdoors, Inc 16,796
286,095 Accent Group Ltd 378
6,071,700 ACE Hardware Indonesia Tbk PT 337
20,230 Adastria Holdings Co Ltd 514
44,643 Advance Auto Parts, Inc 3,799
94,574 Ali Alghanim Sons Automotive Co KSCC 358
29,303,941 Alibaba Group Holding Ltd 264,990
441,027 (a),(c) Allegro.eu S.A. 3,652
11,190 Alpen Co Ltd 148
85,510 AlSaif Stores For Development & Investment Co 253
17,549,196 (a) Amazon.com, Inc 3,165,524
237,703 (a) AO World plc 302
124,700 AOKI Holdings, Inc 923
25,000 Aoyama Trading Co Ltd 277
22,644 Arata Corp 481
43,976 (b) Arc Land Sakamoto Co Ltd 514
65,363 (a) Aritzia, Inc 1,805
57,317 Arvind Fashions Ltd 312
22,700 (a) Asbury Automotive Group, Inc 5,352
667,728 ASKUL Corp 9,723
42,262 (a),(b) ASOS plc 204
450,000 Aurora Design PCL 170
58,206 Auto Partner S.A. 390
82,297 (a),(c) Auto1 Group SE 389
113,388 (b) Autobacs Seven Co Ltd 1,184
17,740 (a),(b) AutoCanada, Inc 352
14,190 Autohellas Tourist and Trading S.A. 204
21,015 (a) Autonation, Inc 3,480
12,918 (a) Autozone, Inc 40,713
1,761,219 B&M European Value Retail S.A. 12,142
1,566,385 (a),(b) Baozun, Inc (ADR) 3,603
1,553,976 Bapcor Ltd 6,389
162,400 Bath & Body Works, Inc 8,123
30,005 Belluna Co Ltd 122
1,902,400 Bermaz Auto Bhd 961
143,977 Best Buy Co, Inc 11,810
75,000 (b) BIC CAMERA, Inc 635
44,099 (b) Bilia AB 565
750,974 (a),(b) boohoo Group plc 341
41,443 (a),(c) Boozt AB 544
537,000 (a),(b),(d) Boshiwa International Holding Ltd 1
50,923,700 (a) Bukalapak.com PT Tbk 488
119,395 (a) Burlington Stores, Inc 27,722
45,054 (b) Canadian Tire Corp Ltd 4,494
118,389 (a),(b) Carmax, Inc 10,313
562,213 (a),(b) CarParts.com, Inc 911
60,300 (a),(b) Carvana Co 5,301
119,900 Cato Corp (Class A) 692
105,919 (a) Ceconomy AG 212
1,497,665 Central Retail Corp PCL 1,479
206,498 (a) Cettire Ltd 545
500,000 (b) China Meidong Auto Holdings Ltd 193
161,000 China Tobacco International HK Co Ltd 213
103,400 (b),(c) China Tourism Group Duty Free Corp Ltd 1,032
98,941 China Tourism Group Duty Free Corp Ltd 1,182
1,876,600 Chow Tai Fook Jewellery Group Ltd 2,771
34,267 Clas Ohlson AB (B Shares) 464
712,200 Com7 PCL (Foreign) 369
818,349 (a) Coupang, Inc 14,558
8,505 Cuckoo Homesys Co Ltd 143

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
812,702 Currys plc $ 623
83,846 DCM Holdings Co Ltd 811
44,565 Delek Automotive Systems Ltd 271
21,126 Dieteren S.A. 4,684
995,077 Dogan Sirketler Grubu Holdings 412
45,901 Dogus Otomotiv Servis ve Ticaret AS 445
803,569 Dohome PCL 240
834,522 Dollarama, Inc 63,574
833,348 Don Quijote Co Ltd 22,085
15,500 Doshisha Co Ltd 214
226,498 (a) Dufry Group 9,431
95,647 Dunelm Group plc 1,370
116,483 Eagers Automotive Ltd 1,075
50,378 (b) EDION Corp 507
61,382 (a) Electronics Mart India Ltd 142
7,146,100 Erajaya Swasembada Tbk PT 194
5,129 (a) Ethos Ltd 159
89,390 (a) Etsy, Inc 6,143
128,467 (c) Europris ASA 925
553,000 Far Eastern Department Stores Co Ltd 513
136,465 Fast Retailing Co Ltd 42,280
5,899 (a),(b) Fastned BV 164
38,123 (a) Fawaz Abdulaziz Al Hokair & Co 171
19,918 Fielmann AG. 915
7,114 (a) Five Below, Inc 1,290
13,351 (a) Floor & Decor Holdings, Inc 1,731
9,035 (b) Fnac Darty SA 283
261,039 Foschini Ltd 1,372
6,386 Fox Wizel Ltd 597
92,111 (a) Frasers Group plc 945
200,844 (a),(b) GameStop Corp (Class A) 2,515
814,728 Gap, Inc 22,446
27,926 Genuine Parts Co 4,327
16,700 (b) Geo Holdings Corp 210
832,000 Giordano International Ltd 219
97,673 (a) Global-e Online Ltd 3,550
21,560 (a) Go Fashion India Ltd 312
703,783,800 (a) GoTo Gojek Tokopedia Tbk PT 3,064
18,620 Group 1 Automotive, Inc 5,441
50,300 Grupo SBF S.A. 130
51,100 Gulliver International Co Ltd 352
158,458 Halfords Group plc 320
451,956 (b) Harvey Norman Holdings Ltd 1,517
21,239 Hennes & Mauritz AB (B Shares) 346
310,200 HLA Corp Ltd 377
1,456,321 Home Depot, Inc 558,645
4,381,467 Home Product Center PCL 1,287
15,369 Hornbach Holding AG. & Co KGaA 1,235
253,591 Hotai Motor Co Ltd 5,125
21,688 Hotel Shilla Co Ltd 976
10,147 Hyundai Department Store Co Ltd 391
3,902 Hyundai Home Shopping Network Corp 151
2,160,066 Inchcape plc 19,776
422,657 Industria de Diseno Textil S.A. 21,283
274,000 (b) Isetan Mitsukoshi Holdings Ltd 4,447
24,200 Izumi Co Ltd 555
199,300 J Front Retailing Co Ltd 2,214
493,743 Jarir Marketing Co 1,935
88,573 JB Hi-Fi Ltd 3,708
85,071 JD Sports Fashion plc 145
10,365,880 JD.com, Inc 142,187
2,843,489 JD.com, Inc (ADR) 77,883

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
11,142 JINS Holdings, Inc $ 316
8,720 Joshin Denki Co Ltd 133
37,374 Joyful Honda Co Ltd 538
98,886 JUMBO S.A. 2,848
13,450 K Car Co Ltd 137
70,649 Kingfisher plc 222
5,500 Kintetsu Department Store Co Ltd 86
18,405 Kohnan Shoji Co Ltd 531
22,152 Komeri Co Ltd 505
114,828 K's Holdings Corp 987
19,418 Leon's Furniture Ltd 324
20,154 Lithia Motors, Inc (Class A) 6,064
53,106 LKQ Corp 2,836
766,180 Lojas Renner S.A. 2,594
8,510 Lotte Shopping Co Ltd 465
49,465 (b) Lovisa Holdings Ltd 1,075
825,096 Lowe's Cos, Inc 210,177
671,561 Luk Fook Holdings International Ltd 1,841
3,434,994 (a) Magazine Luiza S.A. 1,233
6,895,000 Map Aktif Adiperkasa PT 454
27,660 Matas A.S. 469
101,370 Mekonomen AB 1,142
58,824 (a) Mercadolibre, Inc 88,940
381,300 (a) Mercari, Inc 4,874
336,800 MINISO Group Holding Ltd 1,739
6,657,100 Mitra Adiperkasa Tbk PT 764
38,214 (b) Mobilezone Holding AG. 630
200,068 (a) Moonpig Group plc 427
126,479 Motus Holdings Ltd 584
2,087,600 (c) MR DIY Group M Bhd 662
201,893 Mr Price Group Ltd 1,851
32,644 Murphy USA, Inc 13,684
8,300 (b) Nafco Co Ltd 142
159,322 Naspers Ltd 28,243
3,970 Next plc 463
37,720 (b) Nextage Co Ltd 714
60,965 Nick Scali Ltd 612
27,435 (b) Nishimatsuya Chain Co Ltd 436
64,943 Nitori Co Ltd 9,842
46,224 Nojima Corp 516
168,400 Nordstrom, Inc 3,413
101,000 North-Star International Co Ltd 175
45,940 (a) Ollie's Bargain Outlet Holdings, Inc 3,655
44,203 (a) O'Reilly Automotive, Inc 49,900
59,677 (a),(b),(d) Ozon Holdings plc (ADR) 1
262,800 Padini Holdings Bhd 189
38,256 Pal Co Ltd 651
606,815 PALTAC Corp 16,134
15,000 Pan German Universal Motors Ltd 149
996,593 (a) PDD Holdings, Inc (ADR) 115,854
14,314 Penske Auto Group, Inc 2,319
133,474 (a),(c) Pepco Group NV 602
1,620,829 (c) Pepkor Holdings Ltd 1,615
282,600 Pet Center Comercio e Participacoes S.A. 245
28,816 (b) Pet Valu Holdings Ltd 674
71,481 (a) Petco Health & Wellness Co, Inc 163
353,902 Pets at Home Group PLC 1,199
28,371 Pool Corp 11,448
444,200 (c) Pop Mart International Group Ltd 1,635
37,076 Poya International Co Ltd 577
415,288 Premier Investments Ltd 8,878
1,445,946 Prosus NV 45,259

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
720,600 PTG Energy PCL (Foreign) $ 168
2,970,800 PTT Oil & Retail Business PCL 1,441
33,436 Puuilo Oyj 357
308,900 (a) Rakuten, Inc 1,753
301,230 (a) RattanIndia Enterprises Ltd 251
19,535 (a) Redtape Ltd 155
15,735 Retailors Ltd 385
58,240 (a) RH 20,283
140,539 Ross Stores, Inc 20,625
33,245 (a) Rusta AB 262
43,914 Rvrc Holding AB 280
205,300 Ryohin Keikaku Co Ltd 3,360
728,768 (a) SACI Falabella 1,913
128,100 Sanrio Co Ltd 2,465
12,964 (a) Saregama India Ltd 6
23,904 Saudi Automotive Services Co 514
20,302 (a) Saudi Co For Hardware CJSC 204
810,984 (a),(b) Savers Value Village, Inc 15,636
34,781 Seria Co Ltd 688
198,804 Shanghai Yuyuan Tourist Mart Group Co Ltd 165
35,200 Shimamura Co Ltd 2,007
6,141 Shinsegae Co Ltd 777
8,588 Shinsegae International, Inc 114
31,534 (a) Shoppers Stop Ltd 286
933,600 (a) Siam Global House PCL 428
28,122 (b),(c) Sleep Country Canada Holdings, Inc 621
67,600 Sonic Automotive, Inc (Class A) 3,849
830,500 (a) Stitch Fix, Inc 2,193
514,580 Super Group Ltd 698
129,936 Super Retail Group Ltd 1,364
51,535 Synsam AB 280
2,579 Tadiran Group Ltd 208
112,151 (b) Takashimaya Co Ltd 1,791
12,869 Telepark Corp 173
63,550 (a) Temple & Webster Group Ltd 544
5,988 Thanga Mayil Jewellery Ltd 93
1,410,091 (a),(b) THG plc 1,229
2,894,083 TJX Cos, Inc 293,518
38,927 (b) Tokmanni Group Corp 637
26,222,489 (c) Topsports International Holdings Ltd 17,587
84,241 Tractor Supply Co 22,048
156,282 Trent Ltd 7,418
299,436 (b) Truworths International Ltd 1,207
36,284 (a) Ulta Beauty, Inc 18,972
531,099 (b) United Arrows Ltd 6,853
29,296 United Electronics Co 746
462,240 (a) Urban Outfitters, Inc 20,070
87,000 USS Co Ltd 719
155,157 (a) Valvoline, Inc 6,915
975,472 Vibra Energia S.A. 4,864
301,302 Vipshop Holdings Ltd (ADR) 4,987
9,315 V-Mart Retail Ltd 241
49,488 VT Holdings Co Ltd 175
462,810 (a) Warby Parker, Inc 6,299
200,078 (a),(c) Watches of Switzerland Group plc 905
126,249 (a),(b) Wayfair, Inc 8,570
908,888 Wesfarmers Ltd 40,514
658,998 WH Smith plc 10,975
187,602 Wickes Group plc 367
1,180,800 (a) Wilcon Depot, Inc 373
8,187 Williams-Sonoma, Inc 2,600
802,236 (b) Woolworths Holdings Ltd 2,508

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
305,400 (b) Workman Co Ltd $ 8,041
229,083 Wuchan Zhongda Group Co Ltd 139
600,000 Xinhua Winshare Publishing and Media Co Ltd 629
474,000 Yamada Denki Co Ltd 1,373
22,733 Yellow Hat Ltd 298
895,069 (a),(c) Zalando SE 25,595
134,200 Zhejiang China Commodities City Group Co Ltd 163
785,072 Zhongsheng Group Holdings Ltd 1,364
28,800 (b) ZOZO, Inc 715
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,986,269
CONSUMER DURABLES & APPAREL - 1.9%
756,000 361 Degrees International Ltd 445
234,740 Adidas-Salomon AG. 52,448
273,352 (a) Aditya Birla Fashion and Retail Ltd 676
77,720 Aksa Akrilik Kimya Sanayii AS. 239
139,809 Alaseel Co 180
18,000 Alexander Marine Co Ltd 218
974,579 (a) Alok Industries Ltd 304
143,400 (a) Alpargatas S.A. 272
13,762 (a) Amber Enterprises India Ltd 605
537,355 Anta Sports Products Ltd 5,730
55,900 Arezzo Industria e Comercio S.A. 716
53,161 Ariston Holding NV 299
80,077 Arvind Ltd 260
127,473 Asics Corp 6,034
64,379 (a) Azorim-Investment Development & Construction Co Ltd 330
148,428 Bajaj Electricals Ltd 1,617
123,800 Bandai Namco Holdings, Inc 2,297
36,184 Barratt Developments plc 217
52,226 Bata India Ltd 856
3,225 Beijing Roborock Technology Co Ltd 153
92,545 Bellway plc 3,104
26,884 (b) Beneteau S.A. 396
3,967 Berkeley Group Holdings plc 238
959,268 (a),(b) BK LC Lux Finco 2 Sarl 45,325
29,001 (a) Borosil Ltd 125
3,598,472 Bosideng International Holdings Ltd 1,800
256,715 Bovis Homes Group plc 3,986
75,010 Breville Group Ltd 1,344
30,691 (b) BRP, Inc 2,061
26,876 Brunello Cucinelli S.p.A 3,072
51,088 Brunswick Corp 4,931
11,989 Burberry Group plc 183
6,077,715 Cairn Homes plc 10,463
7,881,885 Cairn Homes plc 13,574
1,013,152 (a) Callaway Golf Co 16,383
58,262 (a) Campus Activewear Ltd 150
40,714 (a),(b) Canada Goose Holdings, Inc 491
100,333 (a) Capri Holdings Ltd 4,545
23,000 Carter's, Inc 1,948
157,900 (a),(b) Casio Computer Co Ltd 1,364
30,932 (a) CCC S.A. 553
14,805 (a) Cello World Pvt Ltd 138
105,500 (b) Chervon Holdings Ltd 265
481,000 China Lilang Ltd 305
14,900 Chofu Seisakusho Co Ltd 212
249,357 Chow Sang Sang Hldg 265
744,111 Cie Financiere Richemont S.A. 113,284
956,000 (a) Citychamp Watch & Jewellery Group Ltd 123
1,327,535 Coats Group plc 1,359
46,163 Coway Co Ltd 1,930

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
189,907 Crest Nicholson Holdings plc $ 463
44,419 (a) Crocs, Inc 6,387
2,199,454 Crompton Greaves Consumer Electricals Ltd 7,076
94,900 Cury Construtora e Incorporadora S.A. 385
230,500 Cyrela Brazil Realty S.A. 1,146
11,200 Daiwa Seiko, Inc 149
4,872 Danya Cebus Ltd 125
16,314 (a) Deckers Outdoor Corp 15,356
60,139 De'Longhi S.p.A. 2,080
7,817 Delta Galil Ltd 344
28,602 Descente Ltd 645
13,248 DI Dong Il Corp 264
92,700 Direcional Engenharia S.A. 474
24,685 Dixon Technologies India Ltd 2,224
310,231 DR Horton, Inc 51,049
457,878 Dr. Martens PLC 508
211,640 (a),(b) Dream Finders Homes, Inc 9,255
1,362,869 Eclat Textile Co Ltd 23,309
21,600 Ecovacs Robotics Co Ltd 106
1,830 Einhell Germany AG. 302
8,296 Electra Consumer Products 1970 Ltd 188
173,384 (b) Electrolux AB 1,548
537,966 (b) Ermenegildo Zegna NV 7,881
37,257 ES-Con Japan Ltd 250
93,600 Ez Tec Empreendimentos e Participacoes S.A. 304
10,153 F&F Co Ltd 541
2,368,451 Feng TAY Enterprise Co Ltd 11,687
58,442 (a) Ferretti S.p.A 200
24,654 (a),(d) FF Group 0 ^
24,000 (b) Fields Corp 279
35,729 Fila Holdings Corp 1,018
548,000 Formosa Taffeta Co Ltd 378
339,999 (a),(b),(d) Fuguiniao Co Ltd 0 ^
50,021 (b) Fujitsu General Ltd 619
110,000 Fulgent Sun International Holding Co Ltd 421
66,000 Fusheng Precision Co Ltd 486
37,873 Games Workshop Group plc 4,799
56,385 (a) Garmin Ltd 8,394
8,937 Garware Technical Fibres Ltd 357
233,000 Giant Manufacturing Co Ltd 1,638
37,670 (a) G-III Apparel Group Ltd 1,093
133,311 Gildan Activewear, Inc 4,947
294,174 (a),(c) Glenveagh Properties plc 397
2,529,425 (a),(c) Glenveagh Properties plc (London) 3,425
638,270 GN Store Nord 16,882
35,591 Gokaldas Exports Ltd 302
736,000 (a),(b) Golden Solar New Energy Technology Holdings Ltd 498
17,247 (b) Goldwin, Inc 1,098
3,002 GOLFZON Co Ltd 189
75,700 Gree Electric Appliances, Inc of Zhuhai 411
241,300 Grendene S.A. 318
413,800 GRUPO DE MODA SOMA S.A. 628
10,718 Gunze Ltd 385
1,022,201 Haier Smart Home Co Ltd 3,181
166,607 Haier Smart Home Co Ltd 579
7,881 Handsome Co Ltd 117
55,500 Hang Zhou Great Star Industrial Co Ltd 188
46,205 Hangzhou Robam Appliances Co Ltd 153
12,552 Hansae Co Ltd 186
5,846 Hanssem Co Ltd 213
98,150 Hasbro, Inc 5,547
195,272 Haseko Corp 2,416

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
18,335 Hermes International $ 46,860
88,100 Hisense Visual Technology Co Ltd 288
466,000 (a),(d) HOSA International Ltd 1
156,451 Hugo Boss AG. 9,221
129,400 (b) Iida Group Holdings Co Ltd 1,675
75,375 Indo Count Industries Ltd 321
124,000 Installed Building Products, Inc 32,083
35,010 Japan Wool Textile Co Ltd 336
34,984 Jason Furniture Hangzhou Co Ltd 176
48,066 (a),(b) JM AB 983
617,000 JNBY Design Ltd 1,160
70,000 Johnson Health Tech Co Ltd 157
1,155,500 (c) JS Global Lifestyle Co Ltd 213
118,400 JVC KENWOOD Holdings, Inc 729
184,012 Kalyan Jewellers India Ltd 946
8,660 (b) Kaufman & Broad S.A. 252
378,154 Kering 149,780
828,000 Kinpo Electronics 393
6,700 Ki-Star Real Estate Co Ltd 166
38,000 KMC Kuei Meng International, Inc 168
78,600 Kontoor Brands, Inc 4,736
73,551 KPR Mill Ltd 736
45,018 LA Opala RG Ltd 161
58,650 (a) Landsea Homes Corp 852
127,437 Leggett & Platt, Inc 2,440
181,371 Lennar Corp (Class A) 31,192
9,369 Lennar Corp (Class B) 1,445
167,591 (b) Levi Strauss & Co 3,350
91,720 LG Electronics, Inc 6,593
993,121 Li Ning Co Ltd 2,649
924 LPP S.A. 3,537
169,427 (a) Lululemon Athletica, Inc 66,187
384,941 LVMH Moet Hennessy Louis Vuitton S.A. 346,368
178,000 Makalot Industrial Co Ltd 2,033
1,290,984 Man Wah Holdings Ltd 912
6,442 (a),(d) Mariella Burani S.p.A. 0 ^
28,747 Marimekko Oyj 386
262,180 (a) Mattel, Inc 5,194
238,568 (c) Mavi Giyim Sanayi Ve Ticaret AS. 520
41,648 Maytronics Ltd 414
355,000 Merida Industry Co Ltd 2,356
147,881 Merry Electronics Co Ltd 548
185,900 Midea Group Co Ltd 1,662
55,979 MIPS AB 1,834
14,100 Mizuno Corp 589
39,550 (a) Mohawk Industries, Inc 5,177
1,555,183 Moncler S.p.A 116,049
325,700 (a) MRV Engenharia e Participacoes S.A. 506
5,800 (b) Nagawa Co Ltd 292
19,486 (c) Neinor Homes S.A. 214
71,678 (b) New Wave Group AB 857
259,115 Newell Rubbermaid, Inc 2,081
136,448 Nien Made Enterprise Co Ltd 1,512
1,660,206 Nike, Inc (Class B) 156,026
348,100 (b) Nikon Corp 3,524
10,764 (a) NVR, Inc 87,188
1,769,866 (a),(b) On Holding AG. 62,618
85,300 Onward Kashiyama Co Ltd 303
56,300 Open House Group Co Ltd 1,821
20,832 Oppein Home Group, Inc 185
126,391 Orient Electric Ltd 293
593,177 (b),(c) OVS S.p.A 1,560

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
4,665 Page Industries Ltd $ 1,930
1,771,200 Panasonic Corp 16,904
2,789 Pandora A.S. 450
17,691 PDS Ltd 101
402,000 (a),(d) Peace Mark Holdings Ltd 1
254,217 (a),(b) Peloton Interactive, Inc 1,089
10,486 Persimmon plc 174
20,656 (a),(d) PIK Group (GDR) 0 ^
40,136 Polaris Industries, Inc 4,018
1,844,006 Pou Chen Corp 2,087
7,897,656 PRADA S.p.A 62,663
22,485 (b) Pressance Corp 263
299,662 Pulte Homes, Inc 36,145
3,932 Puma AG. Rudolf Dassler Sport 178
428,000 (b) Q Technology Group Co Ltd 165
44,000 Quang Viet Enterprise Co Ltd 152
50,297 Rajesh Exports Ltd 159
22,000 Ralph Lauren Corp 4,131
25,195 Raymond Ltd 548
204,512 Redrow plc 1,718
96,357 Relaxo Footwears Ltd 945
77,700 Rinnai Corp 1,784
9,500 Roland Corp 290
499,027 Ruentex Industries Ltd 930
13,628 Safari Industries India Ltd 282
208,136 (a),(b) Safilo Group S.p.A. 270
50,013 (b) Salvatore Ferragamo S.p.A 608
122,124 Sangetsu Co Ltd 2,669
805,500 Sankyo Co Ltd 8,799
9,954 Sanlorenzo S.p.A 453
24,866 SEB S.A. 3,181
123,200 Sega Sammy Holdings, Inc 1,522
24,800 Seiko Holdings Corp 668
297,600 Sekisui Chemical Co Ltd 4,354
986,400 Sekisui House Ltd 22,468
217,600 (a),(b) Sharp Corp 1,212
30,636 (a) Sheela Foam Ltd 347
722,938 Shenzhou International Group Holdings Ltd 6,863
61,599 Shimano, Inc 9,164
300,600 Sichuan Changhong Electric Co Ltd 228
1,037,504 Skyworth Group Ltd 393
238,900 (a) Sonos, Inc 4,553
3,164,622 Sony Corp 271,369
88,899 (c) Spin Master Corp 2,275
428,500 Stella International Holdings Ltd 683
472,254 Steven Madden Ltd 19,967
124,097 Sumitomo Forestry Co Ltd 3,914
86,328 Swan Energy Ltd 693
1,276 (b) Swatch Group AG. 298
14,878 Symphony Ltd 152
1,003,000 Tainan Spinning Co Ltd 481
175,000 Taiwan Paiho Ltd 314
13,700 Tama Home Co Ltd 406
14,800 Tamron Co Ltd 658
211,508 Tapestry, Inc 10,042
279,100 (a) Taylor Morrison Home Corp 17,352
13,771,877 Taylor Wimpey plc 23,810
821,000 TCL Electronics Holdings Ltd 297
105,233 (c) Technogym S.p.A 1,044
124,599 Tempur Sealy International, Inc 7,080
1,665,000 Texhong International Group Ltd 912
83,654 (c) Thule Group AB 2,522

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
291,662 Titan Co Ltd $ 13,332
7,920 (a),(b) Tod's S.p.A. 367
5,490 Token Corp 382
77,716 Toll Brothers, Inc 10,054
66,101 Tomy Co Ltd 1,207
52,391 (a) TopBuild Corp 23,090
41,000 Topkey Corp 249
521,050 (a),(b) Traeger, Inc 1,318
420,300 (a) Tri Pointe Homes, Inc 16,249
1,051,807 Trident Ltd 463
44,648 TTK Prestige Ltd 360
154,460 (a) Under Armour, Inc (Class A) 1,140
1,071,192 (a) Under Armour, Inc (Class C) 7,648
310,443 Universal Entertainment Corp 3,950
47,259 Vaibhav Global Ltd 207
82,419 Vardhman Textiles Ltd 438
323,152 Vestel Beyaz Esya Sanayi ve Ticaret AS 191
125,384 (a) Vestel Elektronik Sanayi ve Ticaret AS. 330
33,430 (a),(b) Victoria plc 112
52,655 VIP Industries Ltd 332
3,168,000 (a),(b) Viva Goods Company Ltd 300
100,900 Vivara Participacoes S.A. 511
454,109 (a) Vizio Holding Corp 4,968
74,700 Vulcabras Azaleia S.A. 258
2,428 (a),(b) V-ZUG Holding AG. 161
33,213 Wacoal Holdings Corp 811
170,540 Welspun India Ltd 282
184,917 Whirlpool Corp 22,122
28,916 Whirlpool of India Ltd 423
1,053,500 Xtep International Holdings Ltd 654
519,600 Yamaha Corp 11,215
328,130 (a) YETI Holdings, Inc 12,649
107,409 (b) YIT Oyj 225
45,300 Yonex Co Ltd 331
17,645 Youngone Corp 531
4,197 Youngone Holdings Co Ltd 269
651,500 Yue Yuen Industrial Holdings 916
37,613 Zhejiang Supor Co Ltd 298
29,400 Zojirushi Corp 279
TOTAL CONSUMER DURABLES & APPAREL 2,394,159
CONSUMER SERVICES - 3.0%
283,912 888 Holdings plc 315
289,865 (c) AcadeMedia AB 1,314
593,424 Accor S.A. 27,705
192,283 ADT, Inc 1,292
281,699 (a) Airbnb, Inc 46,469
10,000 (a),(b) Airtrip Corp 108
6,789 Alamar Foods 169
1,911,238 (a) Alsea SAB de C.V. 9,424
929,642 Amadeus IT Holding S.A. 59,680
109,000 Ambassador Hotel 208
2,199,096 Americana Restaurants International plc 1,970
160,207 (a) AmRest Holdings SE 979
47,786 (a) Ananti, Inc 228
702,822 Aramark 22,856
8,812,494 (e) Arcos Dorados Holdings, Inc 97,995
476,778 Aristocrat Leisure Ltd 13,350
5,172,368 Asset World Corp PCL 586
16,650 Ataa Educational Co 327
93,700 (a),(b) Atom Corp 564
244,781 (a),(b) Auction Technology Group plc 1,909

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
29,000 Bafang Yunji International Co Ltd $ 154
42,995 (a),(b),(c) Basic-Fit NV 959
787,921 Berjaya Sports Toto BHD 231
96,232 Betsson AB 952
2,924,900 (a) Bloomberry Resorts Corp 574
110,872 Booking Holdings, Inc 402,230
38,130 Bowlero Corp 522
239,032 Boyd Gaming Corp 16,092
42,964 (a) Bright Horizons Family Solutions, Inc 4,870
152,564 (a) Brinker International, Inc 7,579
974,000 Cafe de Coral Holdings Ltd 998
329,435 Cairo Investment & Real Estate Development Co SAE 85
3,623,030 (a) Carnival Corp 59,200
545,006 (a) Carnival plc 7,945
109,370 Carrols Restaurant Group, Inc 1,040
35,413 (a),(b) Cava Group, Inc 2,481
377,500 (a) Central Plaza Hotel PCL 448
65,027 (a) Chalet Hotels Ltd 691
257,730 (b) Cheesecake Factory 9,317
144,000 China Chunlai Education Group Co Ltd 89
491,000 (c) China East Education Holdings Ltd 151
5,893,200 China Education Group Holdings Ltd 3,158
3,886,000 (c) China New Higher Education Group Ltd 1,133
1,836,000 China Travel International Inv HK 308
61,177 (a) Chipotle Mexican Grill, Inc (Class A) 177,827
28,000 Choice Hotels International, Inc 3,538
49,000 (a) Chuy's Holdings, Inc 1,653
32,464 Cie des Alpes 473
1,569,900 (a) Cogna Educacao S.A. 739
1,666,212 Collins Foods Ltd 11,011
57,700 (b) Colowide Co Ltd 819
2,510,783 Compass Group plc 73,648
100,886 Corporate Travel Management Ltd 1,116
95,600 (b) Create Restaurants Holdings, Inc 652
30,200 Curves Holdings Co Ltd 159
139,478 Dadi Early-Childhood Education Group Ltd 130
583,215 Dalata Hotel Group plc 2,835
222,096 Darden Restaurants, Inc 37,123
746,115 (a),(c) Deliveroo plc 1,114
174,425 (a),(c) Delivery Hero SE 4,988
46,700 (a),(b) Demae-Can Co Ltd 101
218,220 (a) Denny's Corp 1,955
248,061 (a) Devyani International Ltd 449
54,846 Domino's Pizza Enterprises Ltd 1,550
281,500 Domino's Pizza Group plc 1,223
4,521 Domino's Pizza, Inc 2,246
105,605 (a) DoorDash, Inc 14,544
30,937 DoubleUGames Co Ltd 974
24,618 (b) Doutor Nichires Holdings Co Ltd 334
23,200 (a) DPC Dash Ltd 149
1,325,223 (a) DraftKings, Inc 60,178
105,430 (a) Duolingo, Inc 23,256
387,500 (a),(b),(c) East Buy Holding Ltd 1,031
229,289 Easy Trip Planners Ltd 118
173,976 (a) eDreams ODIGEO S.A. 1,266
157,036 EIH Ltd 849
65,083 (a),(b),(c) Elior Group S.A. 174
5,197 (a),(b),(d) Empire Resorts, Inc 0 ^
629,788 Entain plc 6,320
2,018,200 Erawan Group PCL 260
1,500,890 (a) Everi Holdings, Inc 15,084
367,442 (c) Evolution AB 45,638

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
488,928 (a) Expedia Group, Inc $ 67,350
5,796 (a) Fattal Holdings 1998 Ltd 743
340,500 (a) Fenbi Ltd 189
137,440 (b) Flight Centre Travel Group Ltd 1,955
638,037 (a) Flutter Entertainment plc 127,182
87,093 Food & Life Cos Ltd 1,671
52,000 Formosa International Hotels Corp 368
177,400 (a),(c) Fosun Tourism Group 81
505,440 (a) Frontdoor, Inc 16,467
1,149,000 Fu Shou Yuan International Group Ltd 711
18,499 (b) Fuji Kyuko Co Ltd 478
5,400 (a),(b) Fujio Food Group, Inc 50
701,323 G8 Education Ltd 548
5,815,608 Galaxy Entertainment Group Ltd 29,235
1,867,997 Genting BHD 1,865
2,587,481 Genting Malaysia BHD 1,494
5,068,612 Genting Singapore Ltd 3,324
46,000 Gourmet Master Co Ltd 133
22,229 (a) Grand Canyon Education, Inc 3,028
28,765 Grand Korea Leisure Co Ltd 275
415,934 Greggs plc 15,087
257,262 H&R Block, Inc 12,634
2,837,000 (a),(b),(c) Haichang Ocean Park Holdings Ltd 279
1,489,776 (c) Haidilao International Holding Ltd 3,371
10,172 (a) Hana Tour Service, Inc 485
42,789 Heiwa Corp 560
370,500 (b) Helens International Holdings Co ltd 153
21,523 Herfy Food Services Co 194
19,537 Hiday Hidaka Corp 346
505,533 Hilton Worldwide Holdings, Inc 107,835
42,628 (a),(b) HIS Co Ltd 536
94,583 Hollywood Bowl Group plc 393
233,000 Huangshan Tourism Development Co Ltd 181
86,937 Huazhu Group Ltd (ADR) 3,364
233,307 Humansoft Holding Co KSC 2,527
17,971 Hyatt Hotels Corp 2,869
237,000 Ichibanya Co Ltd 1,877
286,913 (b) IDP Education Ltd 3,349
740,813 Indian Hotels Co Ltd 5,258
162,457 InterContinental Hotels Group plc 16,881
760,684 International Game Technology plc 17,184
872,442 (a) Intralot S.A.-Integrated Lottery Systems & Services 1,099
79,540 (a) Jahez International Co 752
724,000 (b),(c) Jiumaojiu International Holdings Ltd 523
387,213 Jollibee Foods Corp 1,741
342,427 Jubilant Foodworks Ltd 1,847
151,666 Jumbo Interactive Ltd 1,695
149,493 (a),(c) Just Eat Takeaway.com NV 2,209
57,973 (a) Kambi Group plc 500
72,422 Kangwon Land, Inc 883
13,270 (a),(b) Kappa Create Co Ltd 141
15,800 (b) Kentucky Fried Chicken Japan Ltd 457
173,253 Kindred Group plc 2,012
18,500 (b) Kisoji Co Ltd 315
38,000 KOMEDA Holdings Co Ltd 677
119,994 Koshidaka Holdings Co Ltd 741
17,804 Kura Sushi, Inc 551
51,766 (b) Kyoritsu Maintenance Co Ltd 1,185
104,893 (c) La Francaise des Jeux SAEM 4,275
3,135,074 Las Vegas Sands Corp 162,083
1,079,753 Laureate Education, Inc 15,732
20,066 Leejam Sports Co JSC 1,167

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
279,607 (a),(c) Lemon Tree Hotels Ltd $ 439
181,800 (a) Life Time Group Holdings, Inc 2,822
52,500 (a) Lincoln Educational Services Corp 542
15,500 LITALICO, Inc 215
39,682 (a) Lotte Tour Development Co Ltd 287
1,863,795 Lottery Corp Ltd 6,250
48,811 (a) Lottomatica Group Spa 585
61,000 Lung Yen Life Service Corp 77
1,139,600 Magnum Bhd 275
68,987 (a) Mahindra Holidays & Resorts India Ltd 325
191,738 Marriott International, Inc (Class A) 48,377
7,200 (b) Matsuyafoods Holdings Co Ltd 268
1,760,236 McDonald's Corp 496,299
18,400 McDonald's Holdings Co Japan Ltd 827
151,586 Me Group International plc 318
56,170 MegaStudyEdu Co Ltd 2,350
7,691,533 (a),(c) Meituan 94,945
3,741,435 (a) Melco Crown Entertainment Ltd (ADR) 26,976
537,817 (a),(b) Melco International Development 338
327,551 (a) MGM Resorts International 15,464
2,813,600 Minor International PCL 2,525
58,924 (a),(b) Mister Car Wash, Inc 457
192,553 (a) Mitchells & Butlers plc 548
1,068,300 MK Restaurants Group PCL 1,040
223,422 Monogatari Corp 6,860
16,000 (b) MOS Food Services, Inc 363
15,686 MTY Food Group, Inc 592
14,121 National Co for Learning & Education 524
430,500 (a),(b) Nayuki Holdings Ltd 146
11,497 (a) NEOGAMES S.A. 333
1,348,610 (a),(b) Nerdy, Inc 3,924
1,277,940 (a) New Oriental Education & Technology Group, Inc 11,169
61,234 NIIT Learning Systems Ltd 372
142,800 (a),(b) Noodles & Co 273
296,200 (a) Offcn Education Technology Co Ltd 123
49,500 Ohsho Food Service Corp 2,526
1,528,112 (a) Ollamani SAB 2,760
153,874 OPAP S.A. 2,769
3,053,145 Oriental Land Co Ltd 97,810
167,831 (b) Papa John's International, Inc 11,178
41,856 Paradise Co Ltd 445
26,171 Park Lawn Corp 323
21,116 Pearson plc 278
200,575 (a) Penn National Gaming, Inc 3,652
404,000 Perfect Medical Health Management Ltd 165
125,019 (a),(b) Pierre & Vacances 173
63,983 (a) Planet Fitness, Inc 4,007
175,610 (a),(b) PlayAGS, Inc 1,577
328,469 (a) Playtech PLC 1,913
11,836 (b) Pollard Banknote Ltd 312
441,290 (a) Portillo's, Inc 6,258
152,870 (a) Potbelly Corp 1,851
233,124 (a) Rank Group plc 203
607,800 Resorttrust, Inc 10,399
276,062 (a) Restaurant Brands Asia Ltd 336
642,971 (b) Restaurant Brands International, Inc 51,084
254,648 (b) Restaurant Brands International, Inc 20,223
18,600 (b) Ringer Hut Co Ltd 284
143,483 Round One Corp 743
697,414 (a) Royal Caribbean Cruises Ltd 96,948
25,700 Royal Holdings Co Ltd 420
593,060 (a) Rush Street Interactive, Inc 3,861

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
23,000 Saizeriya Co Ltd $ 786
7,175,167 (a) Sands China Ltd 20,243
24,963 (a) Sapphire Foods India Ltd 470
106,382 (a),(b),(c) Scandic Hotels Group AB 622
121,591 (a) Seera Group Holding 921
32,652 Seobu T&D 179
107,436 Service Corp International 7,973
121,280 (a) Shake Shack, Inc 12,617
34,739 Shanghai Jinjiang International Hotels Development Co Ltd 138
1,034,000 (a) Shangri-La Asia Ltd 648
192,900 SISB PCL 217
2,107,000 (a),(b) SJM Holdings Ltd 644
29,143 SkiStar AB 439
188,182 Skylark Holdings Co Ltd 2,982
220,500 Smartfit Escola de Ginastica e Danca S.A. 1,143
87,652 Sodexho Alliance S.A. 7,514
87,043 (a) Sol Melia S.A. 704
109,714 Songcheng Performance Development Co Ltd 155
621,691 SSP Group PLC 1,717
2,032,901 (a) Star Entertainment Grp Ltd 761
3,485,916 Starbucks Corp 318,578
48,800 Strategic Education, Inc 5,081
109,510 (a) Stride, Inc 6,905
149,000 (a),(b) Super Hi International Holding Ltd 270
454,180 (a) Sweetgreen, Inc 11,473
219,471 Taaleem Holdings PJSC 221
40,578 (a) TAB Gida Sanayi Ve Ticaret AS. 167
10,045,463 TABCORP Holdings Ltd 4,943
1,421,122 (a) TAL Education Group (ADR) 16,130
102,416 Texas Roadhouse, Inc (Class A) 15,820
100,588 Thomas Cook India Ltd 201
2,445,000 Tianli Education International Holdings Ltd 1,275
425,485 (b) Tokyotokeiba Co Ltd 12,596
526,820 (a) Tongcheng Travel Holdings Ltd 1,393
37,959 (b) Toridoll Holdings Corp 1,037
358,166 (a),(c) Trainline plc 1,674
54,170 Travel & Leisure Co 2,652
895,219 Travelsky Technology Ltd 1,086
464,550 (a) Trip.com Group Ltd 20,599
882,971 (a) TUI AG. 7,272
662,370 (a) Udemy, Inc 7,273
206,750 (a) Universal Technical Institute, Inc 3,296
28,578 Vail Resorts, Inc 6,368
1,598,794 (a),(b) Webjet Ltd 9,193
224,150 Wendy's Co 4,223
51,621 Westlife Foodworld Ltd 499
64,497 (a) Wetherspoon (J.D.) plc 599
183,354 Whitbread plc 7,666
24,115 Wingstop, Inc 8,836
7,954 Wonderla Holidays Ltd 95
56,075 Wowprime Corp 423
548,859 Wyndham Hotels & Resorts, Inc 42,125
41,684,600 (a),(b) Wynn Macau Ltd 37,256
57,328 Wynn Resorts Ltd 5,861
217,700 YDUQS Participacoes S.A. 786
53,419 Yoshinoya D&C Co Ltd 1,191
16,727 Young & Co's Brewery plc 206
1,452,820 Yum China Holdings, Inc 57,808
64,860 Yum! Brands, Inc 8,993
81,000 Zensho Co Ltd 3,368

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
5,236,721 (a) Zomato Ltd $ 11,479
TOTAL CONSUMER SERVICES 3,714,790
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.6%
1,701,406 Abdullah Al Othaim Markets Co 6,055
524,700 Aeon Co Ltd 12,447
27,600 Aeon Hokkaido Corp 171
22,483 Ain Holdings, Inc 810
76,556 Al Meera Consumer Goods Co QSC 276
123,557 Albertsons Cos, Inc 2,649
27,877 Al-Dawaa Medical Services Co 702
2,255,829 (a) Alibaba Health Information Technology Ltd 919
1,794,693 Alimentation Couche-Tard, Inc 102,431
13,862,583 (a) Almacenes Exito S.A. 34,716
13,472 Almunajem Foods Co 394
58,900 Andersons, Inc 3,379
33,079 Arcs Co Ltd 683
6,228,727 Atacadao S.A. 16,927
139,822 (a),(c) Avenue Supermarts Ltd 7,599
322,726 (b) Axfood AB 9,383
44,220 Axial Retailing, Inc 300
8,300 Belc Co Ltd 381
6,604 BGF retail Co Ltd 574
287,738 Bid Corp Ltd 7,016
392,687 BIM Birlesik Magazalar AS 4,266
184,760 BinDawood Holding Co 434
17,364 (a) BJ's Wholesale Club Holdings, Inc 1,314
17,493 Carrefour S.A. 300
27,787 Casey's General Stores, Inc 8,849
6,151 Cawachi Ltd 107
1,105,029 Cencosud S.A. 1,917
167,317 (a) Chefs' Warehouse, Inc 6,301
333,400 (a),(b),(d) Chongqing Hongjiu Fruit Co Ltd 74
30,099,494 (a),(e) Cia Brasileira de Distribuicao 17,764
198,792 Clicks Group Ltd 3,108
1,069,740 Coles Group Ltd 11,809
152,532 Colruyt S.A. 7,046
16,200 Cosmos Pharmaceutical Corp 1,536
800,595 Costco Wholesale Corp 586,540
2,421,916 CP ALL plc 3,623
1,737,600 CP Axtra PCL 1,490
20,900 Create SD Holdings Co Ltd 455
18,803 (a) Curexo, Inc 193
38,800 (a),(b) Dada Nexus Ltd (ADR) 80
4,418 Daikokutenbussan Co Ltd 282
70,141 DaShenLin Pharmaceutical Group Co Ltd 205
20,075 (a),(c) Dino Polska S.A. 1,948
309,644 (b),(c) Dis-Chem Pharmacies Ltd 532
16,397,216 (a) Distribuidora Internacional de Alimentacion S.A. 223
9,669 (a),(b) DocMorris AG. 968
497,643 Dollar General Corp 77,662
227,313 (a) Dollar Tree, Inc 30,267
30,720 Dongsuh Cos, Inc 392
14,636 (a) E-MART, Inc 743
121,834 Empire Co Ltd 2,975
296,176 Endeavour Group Ltd 1,063
53,148 Eurocash S.A. 189
19,900 (b) Fuji Co Ltd 243
12,400 G-7 Holdings, Inc 117
6,700 Genky DrugStores Co Ltd 289
52,083 George Weston Ltd 7,037
163,506 GrainCorp Ltd-A 878

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
47,642 Great Tree Pharmacy Co Ltd $ 445
192,001 (a) Grocery Outlet Holding Corp 5,526
421,200 (a) Grupo Mateus S.A. 735
34,485 GS Retail Co Ltd 524
6,100 Halows Co Ltd 180
71,125 Hankyu Department Stores, Inc 909
21,858 Heiwado Co Ltd 293
119,724 (a) HelloFresh SE 854
13,800 Inageya Co Ltd 128
2,770 Itochu-Shokuhin Co Ltd 132
50,415 J Sainsbury plc 172
466,050 (a),(c) JD Health International, Inc 1,656
1,062,475 Jeronimo Martins SGPS S.A. 21,080
16,723 Kato Sangyo Co Ltd 502
7,387 Kesko Oyj (B Shares) 138
31,800 Kobe Bussan Co Ltd 779
31,491 Koninklijke Ahold Delhaize NV 942
84,586 Kroger Co 4,832
41,502 Kusuri no Aoki Holdings Co Ltd 855
391,900 (b) La Comer SAB de C.V. 920
37,100 Lawson, Inc 2,535
17,596 Life Corp 451
134,444 Loblaw Cos Ltd 14,898
12,180 M Yochananof & Sons Ltd 587
16,422 (a) Maplebear, Inc 612
2,707,291 Marks & Spencer Group plc 9,066
23,973 MARR S.p.A. 305
286,300 Matsumotokiyoshi Holdings Co Ltd 4,597
36,200 Maxvalu Tokai Co Ltd 737
40,870 (a) Medplus Health Services Ltd 338
720,958 Metcash Ltd 1,837
95,825 METRO AG. 521
195,301 Metro, Inc 10,485
5,014,800 Midi Utama Indonesia Tbk PT 134
562,402 Migros Ticaret AS 7,102
35,434 Nahdi Medical Co 1,398
35,903 North West Co, Inc 1,040
21,475 (a) Ocado Group plc 123
23,300 (a),(b) Oisix ra daichi, Inc 199
782,344 Olam Group Ltd 649
274,288 (a) Performance Food Group Co 20,473
295,623 (b) Pick'n Pay Stores Ltd 292
401,200 (a),(b),(c) Ping An Healthcare and Technology Co Ltd 606
511,195 President Chain Store Corp 4,239
740,700 Puregold Price Club, Inc 353
1,068,024 Raia Drogasil S.A. 5,828
14,223 Rami Levy Chain Stores Hashikma Marketing 2006 Ltd 855
12,054 (a),(c) Redcare Pharmacy NV 1,973
17,112 Retail Partners Co Ltd 211
726,550 Robinsons Retail Holdings, Inc 483
43,341 Ryoshoku Ltd 1,594
15,000 San-A Co Ltd 465
17,322,767 Sendas Distribuidora S.A. 50,807
4,587,807 Seven & I Holdings Co Ltd 66,871
2,259,410 Sheng Siong Group Ltd 2,560
274,000 Shenzhen Pagoda Industrial Group Corp Ltd 115
9,911 Shoei Foods Corp 308
209,057 Shoprite Holdings Ltd 2,731
739,274 (a) Shufersal Ltd 5,183
197,600 (a) Sipai Health Technology Co Ltd 152
18,254 Sligro Food Group NV 276
2,263,019 SMU S.A. 393

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,719,215 Sok Marketler Ticaret AS. $ 3,078
696,771 Sonae SPGS S.A. 661
142,134 (b) SPAR Group Ltd 664
83,388 Sugi Pharmacy Co Ltd 1,424
16,107,400 Sumber Alfaria Trijaya Tbk PT 2,958
1,609,000 Sun Art Retail Group Ltd 321
350,600 Sundrug Co Ltd 10,885
64,709 Sysco Corp 5,253
240,674 Target Corp 42,650
22,110,020 Tesco plc 82,812
31,200 Tsuruha Holdings, Inc 2,226
114,356 (a) United Natural Foods, Inc 1,314
41,650 (b) United Super Markets Holdings, Inc 275
157,341 (a) US Foods Holding Corp 8,492
30,894 Valor Co Ltd 505
337,542 Walgreens Boots Alliance, Inc 7,321
4,360,536 Wal-Mart de Mexico SAB de C.V. 17,555
9,131,349 Walmart, Inc 549,433
81,340 (b) Weis Markets, Inc 5,238
69,300 Welcia Holdings Co Ltd 1,178
1,001,301 Woolworths Ltd 21,644
13,100 (b) Yaoko Co Ltd 788
55,942 Yifeng Pharmacy Chain Co Ltd 305
32,200 Yokohama Reito Co Ltd 219
539,000 Yonghui Superstores Co Ltd 171
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,024,385
ENERGY - 4.7%
198,743 (a) 3R PETROLEUM OLEO E GAS S.A. 1,307
15,297,861 Adaro Energy Indonesia Tbk PT 2,606
385,547 (a) Ades Holding Co 2,134
136,710 (a),(b) Advantage Energy Ltd 997
111,057 Aegis Logistics Ltd 595
277,800 Africa Oil Corp 484
997,226 Aker BP ASA 25,012
203,605 Aker Solutions ASA 730
6,406,200 AKR Corporindo Tbk PT 695
29,896 Aldrees Petroleum and Transport Services Co 1,366
200,010 Ampol Ltd 5,188
251,405 Antero Midstream Corp 3,535
10,325 APA Corp 355
516,790 (b) ARC Resources Ltd 9,214
702,390 Archrock, Inc 13,816
456,940 (a) Athabasca Oil Corp 1,764
398,525 (b) Atlas Energy Solutions, Inc 9,015
14,134 (c) Avance Gas Holding Ltd 161
1,803,720 Baker Hughes Co 60,425
768,900 Bangchak Corp PCL 939
188,300 Bangchak Sriracha PCL (Foreign) 52
6,647,200 Banpu PCL (Foreign) 1,003
591,271 Baytex Energy Corp 2,134
1,244,923 Beach Petroleum Ltd 1,493
694,567 Bharat Petroleum Corp Ltd 5,032
224,840 (b) Birchcliff Energy Ltd 886
18,743 (a) BLUENORD ASA 989
162,145 Borr Drilling Ltd 1,041
315,779 (a) Boss Energy Ltd 981
44,275,800 BP plc 277,761
4,650,000 (a),(d) Brightoil Petroleum Holdings Ltd 6
48,870 (a) Bristow Group, Inc 1,329
2,542,000 (a) Bumi Armada Bhd 308
44,109,300 (a) Bumi Resources Minerals Tbk PT 418

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
70,456 (c) BW LPG Ltd $ 785
112,634 BW Offshore Ltd 282
2,369 Cabot Oil & Gas Corp 66
82,500 California Resources Corp 4,546
133,229 Cameco Corp 5,771
1,207,183 Cameco Corp 52,260
982,832 Canadian Natural Resources Ltd 74,974
106,618 (b) Cardinal Energy Ltd 557
1,207,075 Cenovus Energy, Inc (Toronto) 24,132
193,250 CES Energy Solutions Corp 672
2,145,000 (a),(b) CGN Mining Co Ltd 475
609,552 ChampionX Corp 21,877
602,553 Cheniere Energy, Inc 97,180
146,373 Chennai Petroleum Corp Ltd 1,593
48,233 Chesapeake Energy Corp 4,285
2,336,080 Chevron Corp 368,493
2,253,000 China Coal Energy Co 2,195
739,900 China Merchants Energy Shipping Co Ltd 789
2,549,122 China Oilfield Services Ltd 2,934
451,276 China Shenhua Energy Co Ltd - A 2,414
3,112,455 China Shenhua Energy Co Ltd - H 12,243
634,000 (b) China Shipping Development Co Ltd 657
67,346 Chord Energy Corp 12,004
9,260 Civitas Resources, Inc 703
1,477,844 Coal India Ltd 7,727
118 (a),(d),(f) Cobalt International Energy, Inc 0 ^
3,305,382 ConocoPhillips 420,709
54,741 Cool Co Ltd 593
1,042,504 Cosan SA Industria e Comercio 3,367
292,193 COSCO SHIPPING Energy Transportation Co Ltd 644
48,658 Cosmo Energy Holdings Co Ltd 2,444
604,106 (b) Crescent Energy Co 7,189
969,750 (b) Crescent Point Energy Corp 7,932
98,671 (a),(b) Crew Energy, Inc 339
266,000 Dalipal Holdings Ltd 161
41,843 d'Amico International Shipping S.A. 287
4,524,778 Dana Gas PJSC 798
580,601 (a) Deep Yellow Ltd 505
7,057 Delek Group Ltd 924
582,230 Delek US Holdings, Inc 17,898
1,914,868 (a),(b) Denison Mines Corp 3,746
2,274 Devon Energy Corp 114
403,150 DHT Holdings, Inc 4,636
2,345,700 Dialog Group Bhd 1,116
1,362,891 (a) Diamond Offshore Drilling, Inc 18,590
1,554,904 Diamondback Energy, Inc 308,135
41,952 (b) Diversified Energy Co plc 503
10,223 (a) DMC Global, Inc 199
391,964 DNO International ASA 355
103,582 (a) DOF Group ASA 701
31,280 (a) Dril-Quip, Inc 705
3,237 DT Midstream, Inc 198
27,093 (a),(b) Empire Petroleum Corp 138
361,418 Empresas COPEC S.A. 2,597
121,500 Enauta Participacoes S.A. 715
1,825,200 Enbridge, Inc 65,958
2,412,001 ENEOS Holdings, Inc 11,621
95,821 Enerflex Ltd 557
116,988 Energean plc 1,614
30,154,540 (a) Energi Mega Persada Tbk PT 411
1,168,600 (a),(d) Energy Earth PCL 0 ^
130,671 (a),(b) Energy Fuels, Inc 817
1 Energy Transfer LP 0 ^
466,520 Enerplus Corp 9,165

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
77,271 ENI S.p.A. $ 1,223
1,338,985 EOG Resources, Inc 171,176
12,027 EQT Corp 446
2,783,574 Equinor ASA 74,640
19,295 (a) Equital Ltd 614
539,320 Equitrans Midstream Corp 6,736
38,147 Etablissements Maurel et Prom 231
344,740 Excelerate Energy, Inc 5,523
34,170 (a) Expro Group Holdings NV 682
116,886 Exxaro Resources Ltd 1,043
6,992,297 Exxon Mobil Corp 812,785
496,000 (a) Fission Uranium Corp 355
24,805 FLEX LNG Ltd 617
1,091,878 Formosa Petrochemical Corp 2,342
106,780 (b) Freehold Royalties Ltd 1,150
136,235 (a),(b) Frontera Energy Corp 832
108,927 Frontline plc 2,472
15,496 Galp Energia SGPS S.A. 256
27,058 (b) Gaztransport Et Technigaz S.A. 4,045
128,511 (b) Gibson Energy, Inc 2,188
329,490 Golar LNG Ltd 7,927
756,130 (b) Granite Ridge Resources, Inc 4,915
86,207 Great Eastern Shipping Co Ltd 1,037
36,950 (a) Green Plains, Inc 854
953,086 Guanghui Energy Co Ltd 953
42,506 Gujarat Mineral Development Corp Ltd 176
843,123 Gulf International Services QSC 622
78,290 (a) Gulfport Energy Operating Corp 12,536
210,321 Hafnia Ltd 1,451
30,900 (a) Hallador Energy Co 165
36,827 Halliburton Co 1,452
495,091 Harbour Energy plc 1,724
1,609,500 (a) Harum Energy Tbk PT 137
20,185 HD Hyundai Co Ltd 1,033
172,136 Headwater Exploration, Inc 975
504,510 (a) Helix Energy Solutions Group, Inc 5,469
170,934 Hellenic Petroleum S.A. 1,538
67,390 Helmerich & Payne, Inc 2,834
361,463 Hess Corp 55,174
94,110 HF Sinclair Corp 5,681
1,675,440 Hibiscus Petroleum Bhd 905
527,592 Hindustan Petroleum Corp Ltd 3,012
119,172 Hunting plc 497
813,520 Idemitsu Kosan Co Ltd 5,578
174,450 (b) Imperial Oil Ltd 12,033
2,595,641 Indian Oil Corp Ltd 5,238
7,739,600 Indika Energy Tbk PT 730
908,600 Indo Tambangraya Megah Tbk PT 1,531
232,400 Inner Mongolia Dian Tou Energy Corp Ltd 518
1,092,400 Inner Mongolia Yitai Coal Co 2,085
813,600 Inpex Holdings, Inc 12,368
67,146 (a) International Petroleum Corp 796
6,302,686 IRPC PCL (Foreign) 329
115,550 Itochu Enex Co Ltd 1,190
35,022 Iwatani International Corp 1,889
163,077 Japan Petroleum Exploration Co 7,414
628,200 Jizhong Energy Resources Co Ltd 650
2,851,264 (a) John Wood Group plc 4,756
578,486 (a) Karoon Energy Ltd 817
2,625,059 (a),(b) Kelt Exploration Ltd 11,725
197,934 (b) Keyera Corp 5,098
11,826 Kinder Morgan, Inc 217
4,794,000 Kinetic Development Group Ltd 484
64,510 Kinetik Holdings, Inc 2,572

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
68,110 (b) Kodiak Gas Services, Inc $ 1,862
55,241 Koninklijke Vopak NV 2,130
1,364,086 Marathon Oil Corp 38,658
566,301 Marathon Petroleum Corp 114,110
673,801 (b) Matador Resources Co 44,990
55,262 (a) Mattr Corp 725
63,301,600 Medco Energi Internasional Tbk PT 5,733
290,276 (a) MEG Energy Corp 6,665
28,000 Mitsuuroko Co Ltd 262
12,330 Modec, Inc 249
478,944 MOL Hungarian Oil & Gas plc 3,884
62,388 Motor Oil Hellas Corinth Refineries S.A. 1,859
509,080 Murphy Oil Corp 23,265
15,422 (a) Naphtha Israel Petroleum Corp Ltd 87
17,132 Neste Oil Oyj 465
48,220 (b) New Fortress Energy, Inc 1,475
451,845 New Hope Corp Ltd 1,369
587,400 (a) Newpark Resources, Inc 4,241
3,584,376 (a),(b) NexGen Energy Ltd 27,864
1,373,730 Nordic American Tankers Ltd 5,385
19,889 North American Construction Group Ltd 442
623,354 Northern Oil and Gas, Inc 24,735
1,173,965 NOV, Inc 22,916
128,634 (a) NuVista Energy Ltd 1,128
57,401 (a) Obsidian Energy Ltd 474
44,240 Occidental Petroleum Corp 2,875
310,738 Odfjell Drilling Ltd 1,400
637,127 Offshore Oil Engineering Co Ltd 563
1,990,240 Oil Refineries Ltd 661
4,790 OMV AG. 227
11,157 ONEOK, Inc 894
461,590 Overseas Shipholding Group, Inc 2,954
175,017 Ovintiv, Inc 9,083
2,278,471 (a) Paladin Resources Ltd 2,030
213,930 (a) Par Pacific Holdings, Inc 7,928
63,930 (b) Paramount Resources Ltd (Class A) 1,297
933,691 Parex Resources, Inc 14,916
120,817 Parkland Corp 3,848
66,493 Pason Systems, Inc 768
384,810 Patterson-UTI Energy, Inc 4,595
8,080 Paz Oil Co Ltd 863
61,020 PBF Energy, Inc 3,513
15,850 Peabody Energy Corp 384
471,686 (b) Pembina Pipeline Corp 16,649
9,099,013 Permian Resources Corp 160,689
3,373,100 Petro Rio S.A. 32,780
3,345,395 Petroleo Brasileiro S.A. 25,534
4,240,827 Petroleo Brasileiro S.A. (Preference) 31,590
739,713 (a) Petroleum Geo-Services ASA 539
338,580 Petronas Dagangan BHD 1,538
701,312 Petronet LNG Ltd 2,221
124,500 Petroreconcavo S.A. 585
515,500 (b) PetroTal Corp 293
145,256 (b) Peyto Exploration & Development Corp 1,601
306,853 Phillips 66 50,121
550,477 Pioneer Natural Resources Co 144,500
557,552 Polski Koncern Naftowy Orlen S.A. 9,081
100,100 (a),(d) Poseidon Concepts Corp 1
171,212 (b) PrairieSky Royalty Ltd 3,353
11,813 (a) Precision Drilling Corp 795
961,500 Prima Marine PCL 202
80,168,000 (a) PT Bumi Resources Tbk 425
3,252,100 PT Tambang Batubara Bukit Asam Tbk 609
620,806 PT United Tractors Tbk 947

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
1,512,648 PTT Exploration & Production PCL $ 6,232
9,836,809 PTT PCL 9,050
613,843 Qatar Fuel QSC 2,490
2,303,911 Qatar Gas Transport Co Ltd 2,523
59,174,325 Raizen S.A. 41,767
152,620 Ranger Energy Services, Inc 1,723
9,498,631 Reliance Industries Ltd 339,654
302,231 Repsol YPF S.A. 5,045
132,320 (a) Rex American Resources Corp 7,768
446,190 (a),(b) Ring Energy, Inc 874
936,461 (a),(b) Saipem S.p.A 2,288
37,452 San-Ai Oil Co Ltd 510
2,716,450 Santos Ltd 13,753
339,214 Saras S.p.A. 648
6,568 Saudi Arabia Refineries Co 153
2,440,842 (c) Saudi Arabian Oil Co 20,021
112,071 SBM Offshore NV 1,790
875,620 Schlumberger Ltd 47,993
9,087 Schoeller-Bleckmann Oilfield Equipment AG. 434
8,330 Scorpio Tankers, Inc 596
55,770 (a) SEACOR Marine Holdings, Inc 777
23,839 (a) Seadrill Ltd 1,196
223,470 (a),(b) Seadrill Ltd 11,241
194,181 Secure Energy Services, Inc 1,598
2,794,600 Semirara Mining & Power Corp 1,733
205,512 Serica Energy plc 490
50 (a),(d) Serval Integrated Energy Services 0 ^
669,838 Shaanxi Coal Industry Co Ltd 2,317
419,450 Shan XI Hua Yang Group New Energy Co Ltd 533
267,886 Shanxi Lu'an Environmental Energy Development Co Ltd 744
478,499 Shanxi Xishan Coal & Electricity Power Co Ltd 676
12,212,337 Shell plc 405,199
1,023,865 Shell plc (ADR) 68,640
181,000 Siamgas & Petrochemicals PCL 39
3,552,000 Sinopec Kantons Holdings Ltd 1,643
7,350 SK Discovery Co Ltd 244
1,232 SK Gas Ltd 138
25,544 (a) SK Innovation Co Ltd 2,250
258,180 SM Energy Co 12,870
46,074 S-Oil Corp 2,668
30,630 Solaris Oilfield Infrastructure, Inc 266
586,750 (a) Southwestern Energy Co 4,448
102,951 Spartan Delta Corp 288
220,688 Stanmore Resources Ltd 464
1,735,500 Star Petroleum Refining PCL 420
1,629,143 (a) Strike Energy Ltd 276
184,504 Subsea 7 S.A. 2,951
1,732,794 Suncor Energy, Inc 63,949
80,637 (b) Surge Energy, Inc 459
429,217 (b) Tamarack Valley Energy Ltd 1,217
51,151,618 (a) Tamboran Resources Ltd 5,667
7,461 Targa Resources Corp 836
890,315 (b) TC Energy Corp 35,782
1,056,666 Technip Energies NV 26,731
539,955 TechnipFMC plc 13,558
39,579 (a) Tecnicas Reunidas S.A. 321
986,778 (a) Teekay Corp 7,184
4,890 Teekay Tankers Ltd 286
17,550 Tenaris S.A. 347
219,030 (a) Tetra Technologies, Inc 970
13,848 Texas Pacific Land Corp 8,011
512,892 TGS Nopec Geophysical Co ASA 5,655
1,418,432 Thai Oil PCL 2,291
107,682 Thungela Resources Ltd 693

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
398,493 (b) Topaz Energy Corp $ 6,560
175,410 TORM plc 5,959
3,081,055 Total S.A. 211,944
286,407 Tourmaline Oil Corp 13,391
192,630 Trican Well Service Ltd 590
1,049,123 (a),(b) Tullow Oil plc 411
891,011 Turkiye Petrol Rafinerileri AS 4,875
668,861 Ultrapar Participacoes S.A. 3,797
6,476,000 (b) United Energy Group Ltd 464
1,304,430 Valero Energy Corp 222,653
814,356 (a) Vallourec S.A. 15,126
15,626 VERBIO Vereinigte BioEnergie AG. 355
131,707 (b) Vermilion Energy, Inc 1,637
267,370 Vitesse Energy, Inc 6,345
852,185 (c) Viva Energy Group Ltd 2,056
9,952 (a) Weatherford International plc 1,149
496,637 (b) Whitecap Resources, Inc 3,758
637,343 Whitehaven Coal Ltd 2,947
25,438 Williams Cos, Inc 991
2,436,215 Woodside Energy Group Ltd 48,560
167,800 World Fuel Services Corp 4,438
255,764 (b) Yancoal Australia Ltd 873
181,833 Yantai Jereh Oilfield Services Group Co Ltd 749
2,127,310 (b) Yanzhou Coal Mining Co Ltd 4,473
285,653 Yanzhou Coal Mining Co Ltd (Class A) 913
1,118,820 Yinson Holdings BHD 548
TOTAL ENERGY 5,954,972
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.0%
1,746,927 (b) Abacus Property Group 1,422
428,598 Abacus Storage King 349
170,030 Acadia Realty Trust 2,892
653 Activia Properties, Inc 1,776
481 Advance Logistics Investment Corp 386
1,089 Advance Residence Investment Corp 2,411
181,821 (b) Aedifica S.A. 11,169
1,370 AEON REIT Investment Corp 1,258
156,091 Agree Realty Corp 8,916
396,922 AIMS AMP Capital Industrial REIT 376
132,094 Al Rajhi REIT 310
109,104 Alexander & Baldwin, Inc 1,797
146,146 Alexandria Real Estate Equities, Inc 18,840
487,859 Allied Properties Real Estate Investment Trust 6,364
3,578 (b) Altarea SCA 303
615,480 American Assets Trust, Inc 13,485
1,295,692 American Homes 4 Rent 47,656
1,042,667 American Tower Corp 206,021
390,226 Americold Realty Trust, Inc 9,724
159,890 Apartment Income REIT Corp 5,192
831,091 Apple Hospitality REIT, Inc 13,613
583,200 AREIT, Inc 365
302,852 Arena REIT 783
226,634 Armada Hoffler Properties, Inc 2,357
35,930 Artis Real Estate Investment Trust 170
3,304,878 Ascendas REIT 6,779
2,501,330 Assura plc 1,335
182,871 AvalonBay Communities, Inc 33,934
1,297,996 Axis Real Estate Investment Trust 499
565,957 Balanced Commercial Property Trust Ltd 581
186,244 Big Yellow Group plc 2,499
18,210 Boardwalk REIT 1,050
107,110 Boston Properties, Inc 6,995
1,757,093 British Land Co plc 8,766
152,800 Brixmor Property Group, Inc 3,583

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
830,038 Broadstone Net Lease, Inc $ 13,007
124,376 (c) Brookfield India Real Estate Trust 380
29,199 BSR Real Estate Investment Trust 323
363,739 Bunnings Warehouse Property Trust 856
71,378 Camden Property Trust 7,024
71,452 Canadian Apartment Properties REIT 2,452
1,733,761 CapitaLand Ascott Trust 1,213
4,505,173 CapitaMall Trust 6,606
1,047,787 (b) CapitaRetail China Trust 570
221,710 CareTrust REIT, Inc 5,403
46,944 Carmila S.A. 817
10,410 (b) CBL & Associates Properties, Inc 238
802,868 CDL Hospitality Trusts 606
39,010 Centerspace 2,229
604,964 Centuria Capital Group 689
411,051 Centuria Industrial REIT 948
325,189 Centuria Office REIT 283
1,304,637 Charter Hall Group 11,684
510,806 Charter Hall Long Wale REIT 1,271
277,404 Charter Hall Social Infrastructure REIT 490
127,021 Choice Properties Real Estate Investment Trust 1,292
102,580 City Office REIT, Inc 534
130,049 CLS Holdings plc 141
27,236 Cofinimmo 1,779
540 Comforia Residential REIT, Inc 1,167
50,940 Community Healthcare Trust, Inc 1,352
768,514 Concentradora Fibra Danhos S.A. de C.V. 939
707,790 Corporate Office Properties Trust 17,107
114,242 Cousins Properties, Inc 2,746
496 CRE Logistics REIT, Inc 493
42,203 Crombie Real Estate Investment Trust 427
239,300 Cromwell European Real Estate Investment Trust 356
1,316,575 Cromwell Group 373
904,119 Crown Castle, Inc 95,683
40,919 CT Real Estate Investment Trust 431
15,030 (b) CTO Realty Growth, Inc 255
60,198 CubeSmart 2,722
338,366 (b) Custodian Property Income Reit plc 348
1,686 Daiwa House REIT Investment Corp 2,884
225 Daiwa Office Investment Corp 876
1,581 Daiwa Securities Living Investments Corp 1,098
241,246 Derwent London plc 6,611
199,459 Dexus Industria REIT 401
227,786 Dexus Property Group 1,174
726,800 Digital Core REIT Management Pte Ltd 436
166,623 (b) Digital Realty Trust, Inc 24,000
103,779 Dream Industrial Real Estate Investment Trust 1,010
437,000 (a),(d) Eagle Hospitality Trust 4
185,400 Easterly Government Properties, Inc 2,134
298,618 EastGroup Properties, Inc 53,683
685,737 Embassy Office Parks REIT 3,039
1,745,119 Emlak Konut Gayrimenkul Yatirim Ortakligi AS. 522
457,377 Empiric Student Property plc 548
193,613 EPR Properties 8,219
88,285 Equinix, Inc 72,864
664,877 (b) Equites Property Fund Ltd 448
61,400 (a) Equity Commonwealth 1,159
1,034,405 Equity Lifestyle Properties, Inc 66,616
409,102 Equity Residential 25,818
115,908 ESR Kendall Square REIT Co Ltd 379
5,348,962 (b) ESR-LOGOS REIT 1,169
621,824 Essential Properties Realty Trust, Inc 16,578

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
43,886 (b) Essex Property Trust, Inc $ 10,744
32,300 Eurocommercial Properties NV 737
140,483 Extra Space Storage, Inc 20,651
933,805 Far East Hospitality Trust 443
141,610 Federal Realty Investment Trust 14,461
597,494 (c) FIBRA Macquarie Mexico 1,163
2,456,897 Fibra Uno Administracion S.A. de C.V. 4,087
91,967 First Capital Real Estate Investment Trust 1,067
216,410 First Industrial Realty Trust, Inc 11,370
1,147,000 Fortune Real Estate Investment Trust 559
837,577 Frasers Centrepoint Trust 1,359
690,600 Frasers Hospitality Trust 235
2,488,945 Frasers Logistics & Commercial Trust 1,953
370 Frontier Real Estate Investment Corp 1,120
480 Fukuoka REIT Corp 548
218,891 (b) Gaming and Leisure Properties, Inc 10,084
107,369 Gecina S.A. 10,967
904 Global One Real Estate Investment Corp 650
996 GLP J-Reit 835
1,291,431 Goodman Group 28,447
903,411 Goodman Property Trust 1,231
1,607,873 GPT Group 4,785
25,439 Granite REIT 1,452
4,044,719 Great Portland Estates plc 19,834
176,423 Growthpoint Properties Australia Ltd 292
2,546,084 Growthpoint Properties Ltd 1,514
97,862 H&R Real Estate Investment Trust 668
49,040 Hamborner REIT AG. 363
3,273,175 Hammerson plc 1,234
522 Hankyu Reit, Inc 484
198,955 Healthcare Realty Trust, Inc 2,815
321,040 (b) HealthCo REIT 266
697,505 Healthpeak Properties, Inc 13,078
741 Heiwa Real Estate REIT, Inc 696
175,633 HMC Capital Ltd 822
896,843 (a),(d) Home Reit plc 1
11,240,117 HomeCo Daily Needs REIT 9,298
205 Hoshino Resorts REIT, Inc 783
911,891 Host Hotels & Resorts Inc 18,858
99,878 Hudson Pacific Properties, Inc 644
1,249 Hulic Reit, Inc 1,270
259,138 Hyprop Investments Ltd 402
32,194 ICADE 872
840 Ichigo Office REIT Investment Corp 456
252,563 Impact Healthcare Reit plc 269
17,745 Independence Realty Trust, Inc 286
1,651 Industrial & Infrastructure Fund Investment Corp 1,499
1,648,286 Ingenia Communities Group 5,614
1,224,854 Inmobiliaria Colonial Socimi S.A. 7,257
4,153 Innovative Industrial Properties, Inc 430
52,779 InterRent Real Estate Investment Trust 528
14,290 InvenTrust Properties Corp 367
670,785 Investec Property Fund Ltd 267
5,560 Invincible Investment Corp 2,497
465,167 Invitation Homes, Inc 16,565
306,705 Irish Residential Properties REIT plc 341
133,042 Iron Mountain, Inc 10,671
277,657 (a) Is Gayrimenkul Yatirim Ortakligi AS 125
163,994 Jadwa REIT Saudi Fund 552
942 Japan Excellent, Inc 810
3,628 Japan Hotel REIT Investment Corp 1,902
691 Japan Logistics Fund Inc 1,259

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
657 Japan Prime Realty Investment Corp $ 1,457
1,078 Japan Real Estate Investment Corp 3,843
5,894 Japan Retail Fund Investment Corp 3,673
148,633 JR Global Reit 460
3,418 Kenedix Realty Investment Corp 3,633
1,067,317 Keppel DC REIT 1,367
1,577,191 Keppel REIT 1,016
40,864 Killam Apartment Real Estate Investment Trust 561
106,166 Kilroy Realty Corp 3,868
1,400,000 Kimco Realty Corp 27,454
421,540 Kite Realty Group Trust 9,139
1,448,954 Kiwi Property Group Ltd 728
323,293 (b) Klepierre 8,369
64,688 Lamar Advertising Co 7,724
91,766 Land Securities Group plc 762
38,180 (a) Lar Espana Real Estate Socimi S.A. 297
1,510 LaSalle Logiport REIT 1,547
1,522,844 (b) Lendlease Global Commercial REIT 654
313,900 Lexington Realty Trust 2,831
2,266,227 Link REIT 9,759
5,454,116 LondonMetric Property plc 13,996
94,286 LOTTE Reit Co Ltd 227
153,900 Mack-Cali Realty Corp 2,341
2,013,407 Macquarie CountryWide Trust 4,867
1,722,747 Mapletree Industrial Trust 2,985
2,919,455 Mapletree Logistics Trust 3,157
1,977,722 (b) Mapletree Pan Asia Commercial Trust 1,875
120,391 (b) Medical Properties Trust, Inc 566
70,226 Mercialys S.A 818
279,699 Merlin Properties Socimi S.A. 3,009
7,548 Mid-America Apartment Communities, Inc 993
187,809 (c) Mindspace Business Parks REIT 778
12,830 (c) Minto Apartment Real Estate Investment Trust 150
1,629 Mirai Corp 495
3,331,051 Mirvac Group 5,120
400 Mitsubishi Estate Logistics REIT Investment Corp 1,018
838 Mitsui Fudosan Logistics Park, Inc 2,522
11,269 Montea NV 1,014
15,438 Morguard North American Residential Real Estate Investment Trust 182
1,260 Mori Hills REIT Investment Corp 1,147
1,899 Mori Trust Sogo Reit, Inc 915
12,120 National Health Investors, Inc 762
318,965 National Storage Affiliates Trust 12,491
7,101,590 National Storage REIT 11,100
261,100 (b) NETSTREIT Corp 4,796
56 (b) NexPoint Diversified Real Estate Trust 0 ^
16,560 NexPoint Residential Trust, Inc 533
32,398 Nexus Industrial REIT 183
129,265 Nexus Select Trust 198
392 Nippon Accommodations Fund, Inc 1,692
1,277 Nippon Building Fund, Inc 5,108
1,912 Nippon ProLogis REIT, Inc 3,406
361 NIPPON REIT Investment Corp 846
3,636 Nomura Real Estate Master Fund, Inc 3,595
86,648 NorthWest Healthcare Properties Real Estate Investment Trust 300
14,296 NSI NV 293
65,526 Omega Healthcare Investors, Inc 2,075
209 One REIT, Inc 366
2,287 Orix JREIT, Inc 2,489
811,458 PARAGON REIT 502
90,297 Park Hotels & Resorts, Inc 1,579
301,624 Parkway Life Real Estate Investment Trust 782

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
344,724 (a) Peker Gayrimenkul Yatirim Ortakligi AS. $ 134
520,697 Picton Property Income Ltd 428
624,182 Piedmont Office Realty Trust, Inc 4,388
78,070 Plymouth Industrial REIT, Inc 1,757
1,098 Premier Investment Co 895
159,560 Primaris REIT 1,643
1,100,598 Primary Health Properties plc 1,305
620,206 ProLogis Property Mexico S.A. de C.V. 2,723
3,080,224 Prologis, Inc 401,107
361,390 PRS REIT PLC 363
142,033 Public Storage, Inc 41,198
109,392 Rayonier, Inc 3,636
253,468 Realty Income Corp 13,713
5,727,752 Redefine Properties Ltd 1,194
471,976 Regency Centers Corp 28,583
910,096 Region RE Ltd 1,417
160,513 Reit  Ltd 695
262,024 Resilient REIT Ltd 642
8,018 Retail Estates NV 563
986,962 Rexford Industrial Realty, Inc 49,644
166,690 RioCan Real Estate Investment Trust 2,273
91,372 Riyad REIT Fund 193
876,527 RLJ Lodging Trust 10,361
287,702 Rural Funds Group 392
213,113 Ryman Hospitality Properties, Inc 24,638
600,740 Sabra Health Care REIT, Inc 8,873
1,137,326 Safestore Holdings plc 10,852
350 Samty Residential Investment Corp 248
493,300 Sasseur Real Estate Investment Trust 250
123,989 SBA Communications Corp 26,868
4,354,842 Scentre Group 9,618
117,344 Segro plc 1,338
3,280 Sekisui House Reit, Inc 1,759
176,095 Sella Capital Real Estate Ltd 378
232,750 Service Properties Trust 1,578
3,218,342 Shaftesbury Capital plc 5,842
22,584 Shurgard Self Storage Ltd 1,007
1,079,926 Simon Property Group, Inc 168,998
358,599 SITE Centers Corp 5,253
101,462 SK REITs Co Ltd 308
57,838 (b) SL Green Realty Corp 3,189
251,993 Slate Grocery REIT 2,126
59,290 SmartCentres Real Estate Investment Trust 1,017
495 SOSiLA Logistics REIT, Inc 399
820,038 STAG Industrial, Inc 31,522
2,869 Star Asia Investment Corp 1,106
1,275,029 Starhill Global REIT 453
166 Starts Proceed Investment Corp 232
505,973 Stockland Trust Group 1,599
1,752,447 Summit Hotel Properties, Inc 11,408
213,822 Sun Communities, Inc 27,493
341,350 Sunstone Hotel Investors, Inc 3,803
1,718,100 Suntec Real Estate Investment Trust 1,374
1,202,600 Sunway Real Estate Investment Trust 384
10,768,080 Supermarket Income Reit plc 10,547
640 Takara Leben Real Estate Investment Corp 430
308,790 Tanger Factory Outlet Centers, Inc 9,119
578,784 Target Healthcare REIT plc 615
15,718 Terreno Realty Corp 1,044
594,200 TF Administradora Industrial S de RL de C.V. 1,623
722 Tokyu REIT, Inc 768
131,205 Torunlar Gayrimenkul Yatirim Ortakligi AS 164

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
11,854,996 Tritax Big Box REIT plc $ 23,569
11,510 (c) Tritax EuroBox plc 8
754,711 UK Commercial Property REIT Ltd 666
713,540 UMH Properties, Inc 11,588
3,779 (a) Unibail-Rodamco-Westfield 304
278,974 Unite Group plc 3,451
2,422 United Urban Investment Corp 2,464
27,260 Urban Edge Properties 471
429,085 Urban Logistics REIT plc 620
9,197 Vastned Retail NV 223
536,423 Ventas, Inc 23,356
2,508,520 VICI Properties, Inc 74,729
3,127,477 Vicinity Ltd 4,341
705,481 Vukile Property Fund Ltd 565
377,759 Warehouse REIT plc 394
481,028 Warehouses De Pauw CVA 13,716
12,936 Washington REIT 180
516,871 Waypoint REIT Ltd 859
366,012 Welltower, Inc 34,200
29,828 Wereldhave NV 464
585,272 Weyerhaeuser Co 21,017
107,965 Workspace Group plc 699
23,434 Xior Student Housing NV 707
1,991,000 (b) Yuexiu Real Estate Investment Trust 257
1,013,240 Ziraat Gayrimenkul Yatirim Ortakligi AS. 189
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,512,617
FINANCIAL SERVICES - 6.6%
106,700 360 Finance, Inc (ADR) 1,966
95,343 360 ONE WAM Ltd 775
31,933 3i Group plc 1,132
37,541 (a) Aavas Financiers Ltd 595
72,291 Abrdn plc 129
219,000 Acom Co Ltd 583
74,903 (a),(c) Adyen NV 126,521
82,200 AEON Financial Service Co Ltd 749
65,800 Aeon Thana Sinsap Thailand PCL 274
24,625 Affiliated Managers Group, Inc 4,124
168,468 (a) Affirm Holdings, Inc 6,277
513,908 (b) AGNC Investment Corp 5,088
263,100 Aiful Corp 791
248,151 AJ Bell plc 947
843,932 (a) Al Waha Capital PJSC 393
527,087 Allfunds Group PLC 3,801
237,321 Ally Financial, Inc 9,633
28,624 Alpha Group International plc 689
871,018 Amanat Holdings PJSC 256
63,200 (b) A-Mark Precious Metals, Inc 1,940
2,066,613 American Express Co 470,547
404,722 Ameriprise Financial, Inc 177,446
29,181 Amlak International Finance Co 109
2,541,222 AMP Ltd 1,939
403 (c) Amundi S.A. 28
10,121 Anand Rathi Wealth Ltd 450
28,758 Angel One Ltd 1,050
392,712 (c) Anima Holding S.p.A 1,867
150,488 Annaly Capital Management, Inc 2,963
37,172 (b) Antin Infrastructure Partners S.A. 539
473,061 Apollo Global Management, Inc 53,196
113,230 Aptus Value Housing Finance India Ltd 421
239,802 Ares Management Corp 31,889
187,758 Arzan Financial Group for Financing & Investment KPSC 119

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
363,608 Ashmore Group plc $ 898
248,840 (a) AssetMark Financial Holdings, Inc 8,811
175,021 Australian Stock Exchange Ltd 7,572
101,283 (a),(b) Avanza Bank Holding AB 2,183
84,514 AVIC Industry-Finance Holdings Co Ltd 35
87,276 Azimut Holding S.p.A. 2,373
2,342,529 B3 SA-Brasil Bolsa Balcao 5,600
153,000 (a),(c) Bairong, Inc 217
229,274 Bajaj Finance Ltd 20,020
159,271 Bajaj Finserv Ltd 3,151
22,207 Bajaj Holdings & Investment Ltd 2,207
48,146 Banca Generali SpA 1,913
16,093 Banca IFIS S.p.A. 315
926,520 Banca Mediolanum S.p.A 10,183
7,900,654 Banco BTG Pactual S.A. - Unit 57,387
1,691,100 Bangkok Commercial Asset Management PCL 462
3,909,937 Bank of New York Mellon Corp 225,291
348,364 (a),(d) BBI EPS Ltd 2
1,712,235 (a) Berkshire Hathaway, Inc 720,029
1,154,800 (a) Beyond Securities PCL 116
872,333 (c) BFF Bank S.p.A 11,679
5,541,800 BFI Finance Indonesia Tbk PT 468
159,400 BGC Group, Inc 1,239
208,438 BlackRock, Inc 173,775
472,971 Blackstone, Inc 62,134
1,155,990 (a) Block, Inc 97,774
340,494 Blue Owl Capital, Inc 6,422
63,400 BOC International China Co Ltd 88
355,400 (b) Bolsa Mexicana de Valores SAB de C.V. 793
71,749 Boursa Kuwait Securities Co KPSC 490
815,911 Bridgepoint Group Holdings Ltd 2,670
268,775 Brightsphere Investment Group, Inc 6,139
306,345 (b) Brookfield Asset Management Ltd 12,869
1,211,884 (a) Brookfield Corp 50,710
51,567 BSE Ltd 1,558
142,802 Bure Equity AB 4,577
148,021 Burford Capital Ltd 2,322
987,500 Bursa Malaysia BHD 1,557
128,452 Caitong Securities Co Ltd 131
65,294 Can Fin Homes Ltd 591
68,348 Canaccord Financial, Inc 449
173,347 (a) Cannae Holdings, Inc 3,855
528,300 (a) Cantaloupe, Inc 3,397
178 Capital One Financial Corp 27
1,257,000 Capital Securities Corp 744
89,327 Carlyle Group, Inc 4,190
70,414 Cboe Global Markets, Inc 12,937
23,880 (b) Cembra Money Bank AG. 2,000
37,582 Central Depository Services India Ltd 773
131,600 Century Leasing System, Inc 1,371
639,854 Chailease Holding Co Ltd 3,429
350,923 Challenger Financial Services Group Ltd 1,626
77,264 Changjiang Securities Co Ltd 54
4,956,093 (b) Charles Schwab Corp 358,524
647,000 China Bills Finance Corp 305
4,269,574 China Cinda Asset Management Co Ltd 355
896,000 China Everbright Ltd 446
1,647,959 China Galaxy Securities Co Ltd 810
172,650 China Galaxy Securities Co Ltd (Class A) 283
142,400 China Great Wall Securities Co Ltd 145
55,000 China International Capital Corp Ltd 244
635,337 (c) China International Capital Corp Ltd 754

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
167,636 China Merchants Securities Co Ltd $ 321
100,900 (a),(b),(c),(d) China Renaissance Holdings Ltd 0 ^
76,922 Cholamandalam Financial Holdings Ltd 1,029
167,454 Cholamandalam Investment and Finance Co Ltd 2,332
126,787 (b) CI Financial Corp 1,621
1,011,500 Cielo S.A. 1,089
788,465 CITIC Securities Co Ltd 1,302
338,516 CITIC Securities Co Ltd (Class A) 906
269,531 CME Group, Inc 58,027
128,099 (a) Coinbase Global, Inc 33,962
239,420 Compass Diversified Trust 5,763
1,337,489 Corebridge Financial, Inc 38,426
145,931 Coronation Fund Managers Ltd 233
90,239 (a) Corpay, Inc 27,842
97,126 (b) Creades AB 651
4,673 (a) Credit Acceptance Corp 2,577
55,545 (b) Credit Corp Group Ltd 669
249,100 Credit Saison Co Ltd 5,138
44,826 (a) CreditAccess Grameen Ltd 777
14,441 CRISIL Ltd 879
120,625 CSC Financial Co Ltd 367
2,962,000 CSSC Hong Kong Shipping Co Ltd 488
77,624 Daishin Securities Co Ltd 908
28,638 Daishin Securities Co Ltd PF 311
1,219,000 (a) Daiwa Securities Group, Inc 9,275
11,520 Daou Data Corp 109
17,593 Daou Technology, Inc 277
63,470 Deutsche Bank AG. (Registered) 1,000
182,385 Deutsche Boerse AG. 37,351
102,748 (b),(c) Deutsche Pfandbriefbank AG. 549
106,000 (a) Diamond Biofund, Inc 140
95,142 Discover Financial Services 12,472
69,025 Dongxing Securities Co Ltd 75
1,429,907 (a) Dubai Financial Market PJSC 576
419,266 East Money Information Co Ltd 748
172,210 (b) ECN Capital Corp 266
41,006,865 Edelweiss Financial Services Ltd 31,304
246,795 Edenred 13,178
74,818 EFG International 937
399,265 E-Finance for Digital & Financial Investments 186
25,886 eGuarantee, Inc 307
918,084 (a) Egyptian Financial Group-Hermes Holding 342
394,162 Enact Holdings, Inc 12,290
440,163 (b) EQT AB 13,935
865,988 Equitable Holdings, Inc 32,916
189,111 Essent Group Ltd 11,254
1,895 Eurazeo 166
18,527 (a) Euronet Worldwide, Inc 2,037
365,598 (c) Euronext NV 34,794
105,806 Everbright Securities Co Ltd 238
164,329 Evercore Partners, Inc (Class A) 31,648
92,821 EXOR NV 10,330
28,043 Factset Research Systems, Inc 12,742
531,401 Far East Horizon Ltd 394
1,118,533 (a) Fawry for Banking & Payment Technology Services SAE 178
1,282,886 (b) Fidelity National Information Services, Inc 95,164
55,663 (b) Fiera Capital Corp 339
56,600 Financial Partners Group Co Ltd 796
94,600 FinVolution Group (ADR) 477
155,891 First Capital Securities Co Ltd 115
14,351 (b) First National Financial Corp 399
230,022 FirstCash Holdings, Inc 29,337

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,107,599 (b) FirstRand Ltd $ 6,867
2,141,431 (a) Fiserv, Inc 342,244
80,107 (a) Five-Star Business Finance Ltd 693
121,989 (a) flatexDEGIRO AG. 1,367
207,014 (a) FleetPartners Group Ltd 507
27,392 (b) Flow Traders 540
592,155 (a) Flywire Corp 14,691
183,100 Founder Securities Co Ltd 198
223,556 Franklin Resources, Inc 6,284
4,109,347 Fuhwa Financial Holdings Co Ltd 3,866
22,453 (a) Fusion Micro Finance Ltd 125
46,400 (a),(b) Futu Holdings Ltd (ADR) 2,513
14,484 Fuyo General Lease Co Ltd 1,289
109,140 (b) GCM Grosvenor, Inc 1,054
635,000 (c) Genertec Universal Medical Group Co Ltd 347
909,500 (b) Gentera SAB de C.V. 1,562
424,636 GF Securities Co Ltd 440
168,708 GF Securities Co Ltd (Class A) 313
458,166 Global Payments, Inc 61,238
2,500 GMO Financial Gate, Inc 148
15,901 GMO Financial Holdings, Inc 83
278,600 GMO Payment Gateway, Inc 18,044
95,713 (b) goeasy Ltd 11,263
459,915 Goldman Sachs Group, Inc 192,102
189,840 Granite Point Mortgage Trust, Inc 906
21,587 GRENKE AG. 564
168,475 Groupe Bruxelles Lambert S.A. 12,736
10,312 Guangzhou Yuexiu Capital Holdings Group Co Ltd 8
28,904 Guolian Securities Co Ltd 45
100,849 Guosen Securities Co Ltd 116
2,407,800 (b) Guotai Junan International Holdings Ltd 163
194,816 Guotai Junan Securities Co Ltd 384
113,154 Guoyuan Securities Co Ltd 101
1,422,773 Haitong Securities Co Ltd 681
250,312 Haitong Securities Co Ltd (Class A) 300
1,330,000 (b),(c) Haitong UniTrust International Leasing Co Ltd 178
34,000 Hamilton Lane, Inc 3,834
123,618 (a) Hanwha Investment & Securities Co Ltd 369
7,089 Hargreaves Lansdown plc 66
40,964 (c) HDFC Asset Management Co Ltd 1,847
233,291 Helia Group Ltd 594
14,886 Hithink RoyalFlush Information Network Co Ltd 278
26,101 (c) Home First Finance Co India Ltd 282
2,639,089 Hong Kong Exchanges and Clearing Ltd 76,898
155,000 Hotai Finance Co Ltd 579
37,882 Houlihan Lokey, Inc 4,856
536,940 (c) Huatai Securities Co Ltd 614
106,634 Huatai Securities Co Ltd (Class A) 204
57,773 HUB24 Ltd 1,596
3,582 (a) Hypoport SE 911
115,109 (a) I3 Verticals, Inc 2,635
68,982 (c) ICICI Securities Ltd 602
1,116 ICRA Ltd 73
914,517 (a) IDFC Ltd 1,218
103,100 iFAST Corp Ltd 509
401,778 (a) IFCI Ltd 192
2,201,368 IG Group Holdings plc 20,311
77,708 (b) IGM Financial, Inc 2,004
158,497 IIFL Finance Ltd 646
54,080 IIFL Securities Ltd 80
47,551 Illimity Bank S.p.A 250
82,749 Impax Asset Management Group plc 485

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
280,316 Indiabulls Housing Finance Ltd $ 567
303,865 (c) Indian Energy Exchange Ltd 491
526,758 (a) Indian Renewable Energy Development Agency Ltd 870
223,554 Industrial Securities Co Ltd 168
5,511 (b) Industrivarden AB 190
125,262 Industrivarden AB 4,308
860,724 Infibeam Avenues Ltd 354
560,979 IntegraFin Holdings plc 1,964
77,637 Interactive Brokers Group, Inc (Class A) 8,673
1,622,636 Intercontinental Exchange, Inc 222,999
228,878 Intermediate Capital Group plc 5,928
416,630 (a) International Money Express, Inc 9,512
16,793 Inversiones La Construccion S.A. 138
273,387 Invesco Ltd 4,535
202,924 Investcorp Capital plc 118
191,022 Investec Ltd 1,260
504,284 Investec plc 3,381
51,104 Investment AB Oresund 560
57,004 Investor AB 1,430
421,706 IOOF Holdings Ltd 693
860,464 IP Group plc 517
448,014 Is Yatirim Menkul Degerler AS 428
2,800 iShares Core S&P 500 ETF 1,472
1,101,597 iShares MSCI ACWI ETF 121,319
657,063 (b) iShares MSCI Canada Index Fund 25,152
27,500 (b) iShares MSCI EAFE Index Fund 2,196
6,580 (b) iShares Russell 2000 Index Fund 1,384
163,529 Isracard Ltd 667
61,800 (b) J Trust Co Ltd 180
16,725 Jaccs Co Ltd 608
53,063 Jack Henry & Associates, Inc 9,219
120,100 Jackson Financial, Inc 7,943
474,154 (b) Jafco Co Ltd 5,864
179,028 Janus Henderson Group plc 5,888
72,100 Japan Securities Finance Co Ltd 797
283,957 Jefferies Financial Group, Inc 12,523
301,575 JM Financial Ltd 271
549,200 JMT Network Services PCL 337
55,914 (a) JSE Ltd 261
110,214 (c) JTC plc 1,144
16,718 (b) Julius Baer Group Ltd 970
404,358 Jupiter Fund Management plc 453
21,315 (a) Kakaopay Corp 617
47,013 Katilimevim Tasarruf Finansman AS. 179
43,358 (a) Kfin Technologies Ltd 319
195,445 (a) Kinnevik AB 2,192
12,174 KIWOOM Securities Co Ltd 1,115
845,255 KKR & Co, Inc 85,016
17,429 Korea Investment Holdings Co Ltd 863
14,303 KRUK S.A. 1,584
632,428 Krungthai Card PCL 794
533,338 L&T Finance Holdings Ltd 1,015
1,079,311 Ladder Capital Corp 12,013
195,378 Lazard, Inc 8,180
6,911 (b) Leonteq AG. 208
236,556 LIC Housing Finance Ltd 1,739
91,101 Liontrust Asset Management plc 773
863,855 London Stock Exchange Group plc 103,364
56,393 LPL Financial Holdings, Inc 14,899
152,700 Lufax Holding Ltd (ADR) 644
12,300 M&A Capital Partners Co Ltd 182
99,700 (a) M&A Research Institute Holdings, Inc 4,452

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,202,788 M&G plc $ 6,131
66,988 (b) MA Financial Group Ltd 213
329,685 Macquarie Group Ltd 42,885
139,328 Magellan Financial Group Ltd 898
385,365 Mahindra & Mahindra Financial Services Ltd 1,293
17,788,253 Man Group plc 60,035
413,588 Manappuram Finance Ltd 861
26,169 MarketAxess Holdings, Inc 5,738
2,074,170 (a) Marqeta, Inc 12,362
128,900 (b) Marui Co Ltd 2,066
34,143 (c) MAS Financial Services Ltd 117
2,225,728 Mastercard, Inc (Class A) 1,071,844
92,000 (b) Matsui Securities Co Ltd 502
86,976 Meritz Financial Group, Inc 5,289
62,249 MGIC Investment Corp 1,392
87,923 Mirae Asset Daewoo Co Ltd 531
705,900 Mitsubishi UFJ Lease & Finance Co Ltd 4,923
122,500 Mizuho Leasing Co Ltd 903
99,654 (a) Molten Ventures plc 298
158,952 Monex Group, Inc 947
83,384 Moody's Corp 32,772
692,361 Morgan Stanley 65,193
19,174 Morningstar, Inc 5,913
32,616 Motilal Oswal Financial Services Ltd 655
63,936 MSCI, Inc (Class A) 35,833
449,982 Muangthai Capital PCL 575
18,722 Multi Commodity Exchange of India Ltd 755
5,469 Mutares SE & Co KGaA 218
44,408 Muthoot Finance Ltd 791
99,600 Nanjing Securities Co Ltd 106
403,813 Nasdaq Stock Market, Inc 25,481
367,093 National Investments Co KSCP 316
48,490 (a) Nayifat Finance Co 185
48,481 (a) NCR Corp ATM 958
510,150 Netwealth Group Ltd 7,015
368,084 (a),(c) Network International Holdings plc 1,827
21,863 (a),(c) Nexi S.p.A 139
1,044,400 Ngern Tid Lor PCL 640
18,149 NICE Holdings Co Ltd 161
164,299 Ninety One Ltd 350
224,311 Ninety One plc 483
120,074 (c) Nippon Life India Asset Management Ltd 679
543,834 (a) NMI Holdings, Inc 17,588
28,100 Noah Holdings Ltd (ADR) 321
2,726,100 (a) Nomura Holdings, Inc 17,448
108,809 (b) Nordnet AB publ 1,996
4,977 (a) Nuvama Wealth Management Ltd 281
194,510 (b) Nuvei Corp 6,149
112,475 (c) Nuvei Corp 3,556
119,593 (b) Okasan Holdings, Inc 640
3,358,416 (a) Omni Bridgeway Ltd 3,313
206,065 (a) One 97 Communications Ltd 999
207,510 OneMain Holdings, Inc 10,602
62,440 Onex Corp 4,677
41,250 Orient Corp 292
196,051 Orient Securities Co Ltd 224
2,429,740 ORIX Corp 53,143
454,677 Osaka Securities Exchange Co Ltd 12,315
2,119,238 OSB Group plc 10,095
88,688 (a) Oyak Yatirim Menkul Degerler AS. 115
6,068,800 (a) Pacific Strategic Financial Tbk PT 421
606,330 (a) Pagseguro Digital Ltd 8,658

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
400,790 Paisalo Digital Ltd $ 292
158,226 Paragon Group of Cos plc 1,379
741 Partners Group 1,059
353,840 Patria Investments Ltd 5,251
710,200 (a) Payoneer Global, Inc 3,452
1,629,932 (a) PayPal Holdings, Inc 109,189
1,681,861 (a) Pensionbee Group plc 2,303
202,171 Pepper Money Ltd 216
80,762 (b) Perpetual Trustees Australia Ltd 1,320
118,234 Pinnacle Investment Management Group Ltd 895
106,554 Piper Jaffray Cos 21,150
1,460,725 Piramal Enterprises Ltd 14,904
378,181 Platinum Asset Mangement Ltd 266
152,936 Plus500 Ltd 3,484
86,280 (a),(c) PNB Housing Finance Ltd 653
64,698 Polar Capital Holdings plc 372
572,127 Poonawalla Fincorp Ltd 3,200
1,291,197 Power Finance Corp Ltd 6,058
669,000 President Securities Corp 506
177,730 Provident Financial plc 118
3,727 Prudent Corporate Advisory Services Ltd 56
911,717 PSG Konsult Ltd 737
1,075,784 (c) Quilter plc 1,456
1,973,180 Ratchthani Leasing PCL 121
46,752 Rathbone Brothers 914
156,156 (b) Ratos AB (B Shares) 513
137,731 Raymond James Financial, Inc 17,687
1,746,564 REC Ltd 9,480
54,149 Reinet Investments S.C.A 1,310
30,238,266 (a) Reliance Strategic Investments Ltd 128,555
412,933 Remgro Ltd 2,662
112,650 (a) Remitly Global, Inc 2,336
11,261 Ricoh Leasing Co Ltd 392
358,233 Rithm Capital Corp 3,998
898,711 (a) Robinhood Markets, Inc 18,091
88,235 (a),(b) Rocket Cos, Inc 1,284
616,488 S&P Global, Inc 262,285
22,865 Samsung Securities Co Ltd 691
19,589 Saudi Tadawul Group Holding Co 1,427
110,107 SBI Cards & Payment Services Ltd 903
1,256,850 SBI Holdings, Inc 32,967
29,807 Schroders plc 142
153,200 SDIC Capital Co Ltd 136
72,082 SEI Investments Co 5,183
9,187 Share India Securities Ltd 178
665,244 Shenwan Hongyuan Group Co Ltd 407
40,039 (a),(b) Shift4 Payments, Inc 2,645
6,831 Shinyoung Securities Co Ltd 323
36,465 SHL Finance Co 164
115,117 Shriram Finance Ltd 3,265
775,274 Singapore Exchange Ltd 5,291
105,000 Sinolink Securities Co Ltd 123
163,675 SLM Corp 3,566
27,107,620 Sociedad de Inversiones Oro Blanco S.A. 190
3,695 Societe Fonciere Financiere et de Participations FFP 467
711,651 (a),(b) SoFi Technologies, Inc 5,195
15,622 (b) Sofina S.A. 3,503
125,135 SooChow Securities Co Ltd 117
135,973 Southwest Securities Co Ltd 72
20,048 (a) Spandana Sphoorty Financial Ltd 203
18,871 Sparx Group Co Ltd 235
4,500 SPDR S&P 500 ETF Trust 2,354

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
183,043 (b) SPDR S&P Biotech ETF $ 17,369
16,984 Sprott, Inc 627
462,200 Srisawad Corp PCL 536
19,058 St. James's Place plc 112
539,420 (b) Starwood Property Trust, Inc 10,966
86,666 State Street Corp 6,701
105,070 StepStone Group, Inc 3,755
72,508 Stifel Financial Corp 5,668
1,318,318 (a) StoneCo Ltd 21,897
53,700 (a) StoneX Group, Inc 3,773
8,624 Strike Co Ltd 276
63,277 Svolder AB 382
9,295 Swissquote Group Holding S.A. 2,606
355,000 (b) SY Holdings Group Ltd 190
164,859 T Rowe Price Group, Inc 20,100
82,553 Tamburi Investment Partners S.p.A. 886
10,866 Tata Investment Corp Ltd 819
805,393 Tel Aviv Stock Exchange Ltd 5,434
241,500 Tianfeng Securities Co Ltd 96
69,715 (b) Timbercreek Financial Corp 398
258,791 TMX Group Ltd 6,826
321,953 (a) Toast, Inc 8,023
173,480 Tokai Tokyo Securities Co Ltd 692
84,132 Tong Yang Investment Bank 169
618,131 TP ICAP Group plc 1,757
53,502 TPG, Inc 2,392
74,075 Tradeweb Markets, Inc 7,716
1,058,597 Turkiye Sinai Kalkinma Bankasi AS 277
379,671 (a) Tyro Payments Ltd 254
1,262,410 UBS Group AG 38,781
5,004,359 UBS Group AG 154,089
18,467 Ujjivan Financial Services Ltd 106
85,600 (a),(b) Up Fintech Holding Ltd (ADR) 294
43,062 UTI Asset Management Co Ltd 422
70,490 (b) UWM Holdings Corp 512
848,011 Value Partners Group Ltd 194
129,318 Van Lanschot Kempen NV 4,398
18,722 Verusa Holding AS. 140
204,520 Victory Capital Holdings, Inc 8,678
282,341 Virtu Financial, Inc 5,794
2,391,602 Visa, Inc (Class A) 667,448
22,109 (b) Vontobel Holding AG. 1,341
185,456 Voya Financial, Inc 13,709
23,175 Warsaw Stock Exchange 246
197,501 Washington H Soul Pattinson & Co Ltd 4,324
1,850,395 Waterland Financial Holdings 804
31,400 (a),(b) WealthNavi, Inc 345
18,674 Wendel 1,906
112,603 Western Securities Co Ltd 105
420,051 Western Union Co 5,872
18,083 (a) WEX, Inc 4,295
616,792 (a) Wise plc 7,210
43,564 Woori Investment & Securities Co Ltd 382
8,888 (a),(c) Worldline S.A. 110
1,235,449 XP, Inc 31,702
33,975 (c) XTB S.A. 465
9,326,200 (b) Yangzijiang Financial Holding Ltd 2,210
148,400 (a),(b) Yeahka Ltd 231
1,698,000 (b),(c) Yixin Group Ltd 143
199,129 Yulon Finance Corp 898
193,365 Zenkoku Hosho Co Ltd 6,927
113,991 Zheshang Securities Co Ltd 178

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
250,300 Zhongtai Securities Co Ltd $ 231
TOTAL FINANCIAL SERVICES 8,256,711
FOOD, BEVERAGE & TOBACCO - 2.8%
142,298 AAK AB 3,381
69,716 AG. Barr plc 512
217,551 (a) Agrotech Yueksek Teknoloji VE Yatirim AS. 237
241,807 Agthia Group PJSC 387
374,537 Ajinomoto Co, Inc 13,987
15,719 Al Jouf Agricultural Development Co 229
220,028 Almarai Co JSC 3,356
115,398 Altria Group, Inc 5,034
1,980,539 Ambev S.A. 4,932
165,160 Anadolu Efes Biracilik Ve Malt Sanayii AS 772
16,111 Angel Yeast Co Ltd 64
1,182,207 (b) Anheuser-Busch InBev S.A. 71,966
113,128 Anhui Gujing Distillery Co Ltd 1,592
21,514 Anhui Gujing Distillery Co Ltd (Class A) 782
25,117 Anhui Kouzi Distillery Co Ltd 141
29,000 Anhui Yingjia Distillery Co Ltd 262
442,226 (b) Arca Continental SAB de C.V. 4,831
165,375 Archer-Daniels-Midland Co 10,387
13,272 Ariake Japan Co Ltd 461
3,944,035 (a) Aryzta AG. 7,162
768,335 Asahi Breweries Ltd 28,213
647,297 Associated British Foods plc 20,423
32,112 Astral Foods Ltd 240
76,223 Austevoll Seafood ASA 600
141,351 (a) Australian Agricultural Co Ltd 125
32,322 Avanti Feeds Ltd 188
326,170 AVI Ltd 1,573
39,816 Bakkafrost P 2,556
642,706 Baladna 206
99,297 Balrampur Chini Mills Ltd 432
130 Barry Callebaut AG. 189
227,536 Bega Cheese Ltd 620
235,601 Beijing Dabeinong Technology Group Co Ltd 160
121,000 Beijing Yanjing Brewery Co Ltd 154
1,529 Bell Food Group AG. 458
650,100 Betagro PCL 394
53,080 Bikaji Foods International Ltd 313
17,447 Bombay Burmah Trading Co 329
6,948 (b) Bonduelle S.C.A. 56
7,012 (a) Boston Beer Co, Inc (Class A) 2,135
32,300 BrasilAgro-Co Brasileira de Propriedades Agricolas 158
484,600 (a) BRF S.A. 1,577
94,458 Britannia Industries Ltd 5,563
64,000 British American Tobacco Malaysia BHD 109
1,236,262 British American Tobacco plc 37,522
1,438,700 Britvic plc 14,901
3,923 Brown-Forman Corp (Class A) 208
14,663 Brown-Forman Corp (Class B) 757
445,237 Bunge Global S.A. 45,646
311,591 C&C Group plc 644
65,400 (b) Calbee, Inc 1,474
73,000 Camil Alimentos S.A. 131
8,010 Campbell Soup Co 356
208,100 Carabao Group PCL 363
178,915 Carlsberg AS (Class B) 24,502
201,200 Carlsberg Brewery Malaysia Bhd 782
59,493 CCL Products India Ltd 418
410,416 (a) Celsius Holdings, Inc 34,032

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
947,800 Century Pacific Food, Inc $ 674
132,800 Charoen Pokphand Enterprise 456
3,075,531 Charoen Pokphand Foods PCL 1,536
6,181,218 Charoen Pokphand Indonesia Tbk PT 2,047
3,495,021 (c) China Feihe Ltd 1,645
2,408,000 China Foods Ltd 895
4,375,889 (a),(d) China Huishan Dairy Holdings Co Ltd 6
370,000 (a),(d) China Huiyuan Juice Group Ltd 0 ^
1,343,227 China Mengniu Dairy Co Ltd 2,891
3,105,000 (b) China Modern Dairy Holdings Ltd 258
684,357 China Resources Beer Holdings Company Ltd 3,160
937,000 (b),(c) China Youran Dairy Group Ltd 146
5 Chocoladefabriken Lindt & Spruengli AG. 603
22,427 Chongqing Brewery Co Ltd 201
88,277 Cia Cervecerias Unidas S.A. 524
6,973 CJ CheilJedang Corp 1,513
197,991 Cloetta AB 336
3,433,013 Coca-Cola Co 210,032
1,611,280 (a) Coca-Cola Europacific Partners plc 112,709
453,983 (b) Coca-Cola Femsa SAB de C.V. 4,407
6,130 Coca-Cola HBC AG. 194
65,381 (a) Coca-Cola Icecek AS 1,137
105,800 Coca-Cola West Japan Co Ltd 1,560
2,280,000 (a),(b) COFCO Joycome Foods Ltd 484
37,768 ConAgra Brands, Inc 1,119
77,176 Constellation Brands, Inc (Class A) 20,973
41,420 Cranswick plc 2,144
15,133 Daesang Corp 220
293,269 Danone 18,958
178,716 (a) Darling International, Inc 8,312
8,127,283 Davide Campari-Milano NV 81,679
1,771,433 Diageo plc 65,547
4,879 (a) Dodla Dairy Ltd 47
523,400 (b) Dole plc 6,244
2,585 Dongwon F&B Co Ltd 64
17,000 Dydo Drinco, Inc 307
1,069,228 Eastern Tobacco 609
14,100 Eastroc Beverage Group Co Ltd 367
317,283 Embotelladora Andina S.A. 804
1,710 (b) Emmi AG. 1,697
39,215 Ezaki Glico Co Ltd 1,095
591,100 Farm Fresh Bhd 176
1,453,522 Fevertree Drinks plc 22,033
13,194 First Milling Co 282
1,944,000 First Pacific Co 979
387,000 First Resources Ltd 393
14,982 Flowers Foods, Inc 356
1,626,883 (b) Fomento Economico Mexicano S.A. de C.V. 21,264
1,086,266 Fomento Economico Mexicano SAB de C.V. (ADR) 141,508
231,161 Foshan Haitian Flavouring & Food Co Ltd 1,267
96,600 Fraser & Neave Holdings Bhd 600
119,195 Fresh Del Monte Produce, Inc 3,088
32,464 (a) Freshpet, Inc 3,761
11,445 Fu Jian Anjoy Foods Co Ltd 131
34,727 Fuji Oil Co Ltd 544
69,816 Fujian Sunner Development Co Ltd 150
37,232 Fujicco Co Ltd 467
3,382 Fujiya Co Ltd 56
119,105 Futuris Corp Ltd 728
23,347 General Mills, Inc 1,634
517,600 GFPT PCL (Foreign) 173
155,705 Glanbia plc 3,071

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
10,475 Godfrey Phillips India Ltd $ 389
5,525,825 Golden Agri-Resources Ltd 1,105
467,500 Great Wall Enterprise Co Ltd 843
400,724 (a) Greencore Group plc 603
41,836 Grieg Seafood ASA 262
150,016 (b) Gruma SAB de C.V. 2,805
1,133,041 (b) Grupo Bimbo S.A. de C.V. (Series A) 5,368
67,845 Guangdong Haid Group Co Ltd 404
112,464 Gujarat Ambuja Exports Ltd 216
132,650 (a) Hain Celestial Group, Inc 1,043
7,885 (a) Halwani Brothers Co 107
42,064 Harim Holdings Co Ltd 210
172,314 Health & Happiness H&H International Holdings Ltd 231
65,700 Hebei Yangyuan Zhihui Beverage Co Ltd 228
103,332 Heilongjiang Agriculture Co Ltd 172
100,624 Heineken Holding NV 8,121
119,400 Heineken Malaysia Bhd 586
2,343,442 Heineken NV 225,926
216,823 Henan Shuanghui Investment & Development Co Ltd 774
9,750 Hershey Co 1,896
58,007 Hilton Food Group plc 617
33,088 (a) Hindustan Foods Ltd 187
22,675 Hite Jinro Co Ltd 345
14,500 Hokuto Corp 175
23,006 Hormel Foods Corp 803
49,962 House Foods Corp 1,017
530,600 Ichitan Group PCL 243
27,878 Imperial Tobacco Group plc 623
1,821,709 Indofood CBP Sukses Makmur Tbk PT 1,332
291,423 Inghams Group Ltd 682
58,376 Ingredion, Inc 6,821
346,853 Inner Mongolia Yili Industrial Group Co Ltd 1,336
9,135,000 (a),(d) Inti Agri Resources Tbk PT 0 ^
1,869,106 IOI Corp BHD 1,561
424,500 I-TAIL Corp PCL 234
1,260,553 ITC Ltd 6,491
43,000 Ito En Ltd 1,052
18,940 Itoham Yonekyu Holdings, Inc 498
8,212 J.M. Smucker Co 1,034
66,400 Jalles Machado S.A. 105
435,800 Japan Tobacco, Inc 11,619
4,685,000 Japfa Comfeed Indonesia Tbk PT 352
648,582 JBS S.A. 2,780
3,168 JDE Peet's NV 67
65,626 Jiangsu King's Luck Brewery JSC Ltd 540
78,681 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 1,074
5,962 JiuGui Liquor Co Ltd 47
13,046 J-Oil Mills, Inc 167
38,964 Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd 134
60,646 Kagome Co Ltd 1,470
10,900 Kameda Seika Co Ltd 306
23,394 Kaveri Seed Co Ltd 175
103,945 Kayseri Seker Fabrikasi AS. 93
10,700 Kellogg Co 613
2,608 Kerry Group plc (Class A) 223
516,657 Keurig Dr Pepper, Inc 15,846
80,397 Kewpie Corp 1,491
1,984,200 Khon Kaen Sugar Industry PCL 128
578,000 Kikkoman Corp 7,418
160,600 Kirin Brewery Co Ltd 2,233
78,900 Kotobuki Spirits Co Ltd 992
4,446,624 Kraft Heinz Co 164,080

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
42,521 KRBL Ltd $ 142
86,802 KT&G Corp 6,041
392,195 Kuala Lumpur Kepong BHD 1,851
62,785 Kweichow Moutai Co Ltd 14,800
149,618 Lamb Weston Holdings, Inc 15,939
3,482 Lassonde Industries, Inc 382
225,195 Leroy Seafood Group ASA 991
61,211 Lian HWA Food Corp 186
671,398 Lien Hwa Industrial Corp 1,427
31 (b) Lindt & Spruengli AG. 371
3,020 Lotte Chilsung Beverage Co Ltd 287
1,838 Lotte Wellfood Co Ltd 167
925 (b) Lotus Bakeries NV 8,932
113,162 LT Foods Ltd 255
77,723 Luzhou Laojiao Co Ltd 1,993
57,700 M Dias Branco S.A. 439
62,285 Maple Leaf Foods, Inc 1,021
295,678 (a) Marfrig Global Foods S.A. 608
432,841 Marico Ltd 2,586
28,800 Maruha Nichiro Corp 564
18,746 McCormick & Co, Inc 1,440
36,387 Megmilk Snow Brand Co Ltd 646
152,900 Meihua Holdings Group Co Ltd 213
186,698 MEIJI Holdings Co Ltd 4,076
58,371 Mezzan Holding Co KSCC 125
255,300 Minerva S.A. 344
45,200 Mitsui Sugar Co Ltd 931
14,007 Molson Coors Brewing Co (Class B) 942
4,631,058 Mondelez International, Inc 324,174
4,408,741 (a) Monster Beverage Corp 261,350
57,558 Morinaga & Co Ltd 988
695,326 Morinaga Milk Industry Co Ltd 14,225
18,679 Mowi ASA 343
19,551 Mrs Bectors Food Specialities Ltd 262
281,338 Muyuan Foods Co Ltd 1,638
108,000 Namchow Holdings Co Ltd 196
116,207 (a) National Agriculture Development Co 917
292,959 Nestle India Ltd 9,222
39,514 Nestle Malaysia Bhd 985
2,521,285 Nestle S.A. 267,886
195,005 (a) New Hope Liuhe Co Ltd 253
445,192 Nichirei Corp 11,974
37,897 Nippon Flour Mills Co Ltd 582
67,500 Nippon Meat Packers, Inc 2,260
233,759 Nippon Suisan Kaisha Ltd 1,466
19,122 Nisshin Oillio Group Ltd 641
161,300 Nisshin Seifun Group, Inc 2,222
41,800 Nissin Food Products Co Ltd 1,152
88,568 Nissin Foods Co Ltd 56
1,807,200 (c) Nongfu Spring Co Ltd 9,768
2,445 NongShim Co Ltd 676
63,745 Oceana Group Ltd 237
252,136 Origin Enterprises plc 857
19,998 Orion Corp/Republic of Korea 1,365
80,772 Orion Holdings Corp 848
4,959 (b) Orior AG. 366
29,714 Orkla ASA 210
706,100 Osotspa PCL 399
1,254 Ottogi Corp 371
1,832,266 PepsiCo, Inc 320,665
380,222 Pernod-Ricard S.A. 61,552
12,535,800 Perusahaan Perkebunan London Sumatra Indonesia Tbk PT 708

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
243 Philip Morris CR AS. $ 164
4,570,723 Philip Morris International, Inc 418,770
104,099 (a) Pilgrim's Pride Corp 3,573
4,221 (a) Post Holdings, Inc 449
473,541 PPB Group BHD 1,561
476,389 Premier Foods plc 898
35,854 (b) Premium Brands Holdings Corp 2,343
64,238 Prima Meat Packers Ltd 963
2,134,069 (b) Primo Water Corp 38,861
128,194 (b) Primo Water Corp (Toronto) 2,334
409,800 PT Astra Agro Lestari Tbk 178
3,631,609 PT Indofood Sukses Makmur Tbk 1,460
730,400 QL Resources Bhd 908
463,300 R&B Food Supply PCL 144
60,269 Radico Khaitan Ltd 1,251
40,668 Remy Cointreau S.A. 4,106
12,500 Riken Vitamin Co Ltd 207
459,500 (b) RLX Technology, Inc (ADR) 882
60,708 (b) Rogers Sugar, Inc 239
40,519 Royal Unibrew A.S. 2,681
14,294 S Foods, Inc 318
23,555 Sakata Seed Corp 578
65,140 Salmar ASA 4,299
3,626 Samyang Foods Co Ltd 572
2,268 Samyang Holdings Corp 120
124,300 Sao Martinho S.A. 769
89,100 Sappe PCL 221
53,186 Sapporo Holdings Ltd 2,121
219,331 Saputo, Inc 4,315
12,081 Saudia Dairy & Foodstuff Co 1,247
223,743 Savola Group 3,371
2,975,600 Sawit Sumbermas Sarana Tbk PT 195
100,109 (c) Scandinavian Tobacco Group A.S. 1,793
9,280 Schouw & Co 715
155 Seaboard Corp 500
43,439 Shanghai Bairun Investment Holding Group Co Ltd 107
64,142 Shanxi Xinghuacun Fen Wine Factory Co Ltd 2,179
14,300 Shede Spirits Co Ltd 154
14,987 Showa Sangyo Co Ltd 343
529,285 (a) Shree Renuka Sugars Ltd 253
18,001 Sichuan Swellfun Co Ltd 119
1,678,278 Sime Darby Plantation Bhd 1,545
24,410 (a) Sinad Holding Co 87
172,754 SLC Agricola S.A. 681
1,626,171 (b),(c) Smoore International Holdings Ltd 1,386
329,700 Srinanaporn Marketing PCL 156
263,000 Standard Foods Corp 311
42,847 (a) Strauss Group Ltd 808
51,361 Suedzucker AG. 736
17,446 Sula Vineyards Ltd 116
60,641 (a),(b) SunOpta, Inc 415
28,700 Suntory Beverage & Food Ltd 971
505,400 Ta Ann Holdings Bhd 427
467,000 (a) Taiwan TEA Corp 301
112,003 (b) Takara Holdings, Inc 807
3,692 Tanmiah Food Co 143
500,692 Tata Consumer Products Ltd 6,593
311,183 Tate & Lyle plc 2,425
2,271,800 Thai Union Group PCL 897
399,230 Thai Vegetable Oil PCL (Foreign) 207
123,646 Tiger Brands Ltd 1,310
61,907 Tilaknagar Industries Ltd 157

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,821,301 Tingyi Cayman Islands Holding Corp $ 1,999
69,900 Toyo Suisan Kaisha Ltd 4,274
182,468 Treasury Wine Estates Ltd 1,480
118,700 Tres Tentos Agroindustrial S.A. 249
52,366 Triveni Engineering & Industries Ltd 196
639,100 TSH Resources Bhd 153
567,471 Tsingtao Brewery Co Ltd 3,905
40,993 Tsingtao Brewery Co Ltd (Class A) 478
18,000 Ttet Union Corp 82
15,570 Tyson Foods, Inc (Class A) 914
159,020 Ulker Biskuvi Sanayi AS 508
4,260,934 Uni-President Enterprises Corp 10,168
682,000 United Plantations BHD 3,530
252,509 United Spirits Ltd 3,438
735,260 Universal Robina Corp 1,377
393,606 Varun Beverages Ltd 6,615
150,220 Vector Group Ltd 1,646
317,864 Vina Concha y Toro S.A. 385
31,076 (b) Viscofan S.A. 1,975
227,480 (a) Vita Coco Co, Inc 5,557
636,000 Vitasoy International Holdings Ltd 545
4,110 VST Industries Ltd 176
4,464,694 Want Want China Holdings Ltd 2,635
297,000 Wei Chuan Foods Corp 174
307,800 (b) Weilong Delicious Global Holdings Ltd 220
366,070 Wens Foodstuffs Group Co Ltd 939
7,025,696 (c) WH Group Ltd 4,638
1,617,219 Wilmar International Ltd 4,108
5,210 WK Kellogg Co 98
99,321 Wuliangye Yibin Co Ltd 2,106
197,900 Yakult Honsha Co Ltd 4,045
90,100 Yamazaki Baking Co Ltd 2,327
392,000 Yihai International Holding Ltd 743
74,900 Yihai Kerry Arawana Holdings Co Ltd 313
903,000 (b),(c) Zhou Hei Ya International Holdings Co Ltd 200
13,152 Zydus Wellnes Ltd 233
TOTAL FOOD, BEVERAGE & TOBACCO 3,575,218
HEALTH CARE EQUIPMENT & SERVICES - 4.5%
3,478,488 (b) Abbott Laboratories 395,365
102,459 (a) Acadia Healthcare Co, Inc 8,117
186,400 (a) Accolade, Inc 1,953
115,620 (a) Addus HomeCare Corp 11,948
102,500 (a) Adicon Holdings Ltd 157
168,987 Advanced Medical Solutions Group plc 418
450,271 (a),(b) agilon health, Inc 2,747
232,449 Aier Eye Hospital Group Co Ltd 414
444,000 (b),(c) AK Medical Holdings Ltd 279
65,666 Al Hammadi Holding 1,066
447,715 Alcon, Inc 37,031
438,600 Alfresa Holdings Corp 6,374
241,938 (a) Align Technology, Inc 79,336
283,000 (a) Alphatec Holdings, Inc 3,903
147,230 (a) Ambu A.S. 2,423
14,997 (a) Amedisys, Inc 1,382
138,160 AmerisourceBergen Corp 33,571
583,639 Amplifon S.p.A. 21,275
394,500 Amvis Holdings, Inc 6,631
16,293 (b) Andlauer Healthcare Group, Inc 511
34,000 (b),(c) Angelalign Technology, Inc 327
99,729 Ansell Ltd 1,597
166,723 Apollo Hospitals Enterprise Ltd 12,727

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
781,469 Arjo AB $ 3,732
109,500 (a),(b),(c) Arrail Group Ltd 91
43,088 As One Corp 754
695,300 Asahi Intecc Co Ltd 12,181
98,320 (a),(c) Aster DM Healthcare Ltd 483
805,017 (a) AtriCure, Inc 24,489
189,844 (a),(c) Attendo AB 724
77,866 (b) Australian Clinical Labs Ltd 136
16,100 Autobio Diagnostics Co Ltd 127
250,210 (a) Axogen, Inc 2,019
209,937 (a) Axonics, Inc 14,479
1,076,200 Bangkok Chain Hospital PCL 608
4,419,500 Bangkok Dusit Medical Services PCL 3,426
4,634,471 Bangkok Dusit Medical Services PCL 3,593
43,594 Baxter International, Inc 1,863
819,229 Becton Dickinson & Co 202,718
57,250 (b) Beijing Chunlizhengda Medical Instruments Co Ltd 69
72,948 BioMerieux 8,046
15,045 BML, Inc 290
4,844,603 (a) Boston Scientific Corp 331,807
616,760 (a) BrightSpring Health Services, Inc 6,704
1,767,020 (a) Brookdale Senior Living, Inc 11,680
248,938 Bumrungrad Hospital PCL 1,523
385,253 Cardinal Health, Inc 43,110
38,315 Carl Zeiss Meditec AG. 4,783
523,509 (a) Centene Corp 41,085
89,066 (a) Certara, Inc 1,592
37,366 (a) Chabiotech Co Ltd 535
234,500 Chaoju Eye Care Holdings Ltd 118
6,871 Chemed Corp 4,411
30,700 China National Medicines Corp Ltd 135
723,500 China Resources Medical Holdings Co Ltd 363
4,203,000 Chularat Hospital PCL 332
887,813 Cigna Group 322,445
14,752 Classys, Inc 389
814,984 (a) Cleopatra Hospital 124
221,400 (a),(b) ClouDr Group Ltd 74
133,878 (a) CM Hospitalar S.A. 164
500,000 C-Mer Eye Care Holdings Ltd 181
55,762 Cochlear Ltd 12,264
109,690 Coloplast A.S. 14,810
2,230 (b) Coltene Holding AG. 143
226,478 CompuGroup Medical SE & Co KgaA 6,970
80,540 (a) Computer Programs & Systems, Inc 743
6,395,243 (c) ConvaTec Group plc 23,103
141,116 (a) Cooper Cos, Inc 14,318
25,050 Craneware plc 696
54,648 CVS Group plc 672
796,492 CVS Health Corp 63,528
75,531 (a),(b) CYBERDYNE, Inc 105
42,433 Dallah Healthcare Co 1,998
25,282 (a) DaVita, Inc 3,490
15,755 (a) Demant A.S. 783
465,702 (a) dentalcorp Holdings Ltd 2,297
5,873 Dentium Co Ltd 588
59,394 Dentsply Sirona, Inc 1,971
1,661,884 (a) DexCom, Inc 230,503
118,300 (a) Diagnosticos da America S.A. 145
804 DiaSorin S.p.A. 78
84,556 (a) Doximity, Inc 2,275
30,870 (c) Dr Lal PathLabs Ltd 839
108,185 Dr Sulaiman Al Habib Medical Services Group Co 9,042

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
6,027 Draegerwerk AG. $ 331
130,528 EBOS Group Ltd 2,670
71,313 Eckert & Ziegler Strahlen- und Medizintechnik AG. 2,885
64,525 (a) Edwards Lifesciences Corp 6,166
27,100 Eiken Chemical Co Ltd 353
30,950 (b) El.En. S.p.A 391
16,838 Elan Corp 102
290,976 (b) Elekta AB (B Shares) 2,193
956,777 Elevance Health, Inc 496,127
37,900 EM Systems Co Ltd 179
219,434 Encompass Health Corp 18,121
39,084 (a) Enovis Corp 2,441
14,036 (a) Envista Holdings Corp 300
5,186 (b) Equasens 287
1,115,701 Essilor International S.A. 252,384
150,822 (a),(b) Establishment Labs Holdings, Inc 7,677
44,537 (b) Extendicare, Inc 251
115,199 Fagron NV 2,195
120,820 Fisher & Paykel Healthcare Corp 1,851
200,982 Fleury S.A. 601
371,872 Fortis Healthcare Ltd 1,880
514,189 Fresenius Medical Care AG. 19,758
13,667 Fresenius SE 369
11,300 Fukuda Denshi Co Ltd 517
38,283 (c) Galenica AG. 3,195
34,000 (a) Gaush Meditech Ltd 85
62,078 GE HealthCare Technologies, Inc 5,643
7,626 Getinge AB (B Shares) 153
113,114 (a) Glaukos Corp 10,666
66,947 (a) Global Health Ltd 1,063
10,275 (a) Globus Medical, Inc 551
39,412 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 156
6,938 Guangzhou Kingmed Diagnostics Group Co Ltd 54
51,300 (a) Guardant Health, Inc 1,058
104,700 (b) Gushengtang Holdings Ltd 584
2,033,838 (a),(c) Hapvida Participacoes e Investimentos S.A. 1,500
1,409,400 Hartalega Holdings Bhd 819
421,884 HCA, Inc 140,711
405,363 (a) Healius Ltd 350
251,595 (a) HealthEquity, Inc 20,538
12,530 HealthStream, Inc 334
61,336 (a) Henry Schein, Inc 4,632
1,711,620 (a) Hims & Hers Health, Inc 26,479
66,081 (a) HLB Life Science CO Ltd 1,050
100,341 (a) HLB, Inc 8,171
16,100 Hogy Medical Co Ltd 397
14,568 (a) Hologic, Inc 1,136
94,000 Hospital Mater Dei S.A. 109
232,569 (a) Hoya Corp 29,088
42,278 Huadong Medicine Co Ltd 180
340,809 Humana, Inc 118,165
145,200 (b),(c) Hygeia Healthcare Holdings Co Ltd 593
1,737 (a) ICU Medical, Inc 186
51,699 (a) IDEXX Laboratories, Inc 27,914
837,989 IHH Healthcare Bhd 1,068
220,210 (a) Inari Medical, Inc 10,566
422,512 (a) Inmode Ltd 9,130
22,165 (a) Inspire Medical Systems, Inc 4,761
5,966 (a) Insulet Corp 1,023
134,210 (a) Integer Holdings Corp 15,660
5,816 (a) Integra LifeSciences Holdings Corp 206
999,473 (a) Intuitive Surgical, Inc 398,880

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,615 iRay Technology Co Ltd $ 80
20,800 (a) iRhythm Technologies, Inc 2,413
14,469 i-SENS Inc 215
46,600 Japan Lifeline Co Ltd 372
44,436 (a) Jeisys Medical, Inc 267
35,688 Jeol Ltd 1,478
29,450 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 139
1,497,500 (a),(b),(c) Jinxin Fertility Group Ltd 466
18,400 (a) JMDC, Inc 446
93,385 Jointown Pharmaceutical Group Co Ltd 103
4,825 (a) Jupiter Life Line Hospitals Ltd 69
244,000 (b) Kangji Medical Holdings Ltd 211
896,444 (a) Koninklijke Philips Electronics NV 17,941
1,189,600 Kossan Rubber Industries Bhd 493
3,391,900 KPJ Healthcare Bhd 1,363
35,786 (a),(c) Krishna Institute of Medical Sciences Ltd 886
144,851 Laboratory Corp of America Holdings 31,644
237,912 (a) Lantheus Holdings, Inc 14,808
16,113 Lepu Medical Technology Beijing Co Ltd 31
1,231,259 (b) Life Healthcare Group Holdings Ltd 1,117
3,064,000 (a),(b) Lifetech Scientific Corp 689
331,080 (a) LivaNova plc 18,521
15,779 (a) Lunit, Inc 688
91,000 M3, Inc 1,310
60,663 Mani, Inc 794
3,728 (a) Masimo Corp 547
673,496 Max Healthcare Institute Ltd 6,642
121,672 McKesson Corp 65,320
5,388 (c) Medacta Group S.A. 731
147,231 Medicare Group 173
481,900 Mediceo Paltac Holdings Co Ltd 7,375
53,493 Medicover AB 689
4,913,200 Medikaloka Hermina Tbk PT 364
12,321 (a) Medios AG. 218
17,400 (a) Medley, Inc 517
197,000 (b),(c) Medlive Technology Co Ltd 190
55,622 (b),(c) Medmix AG. 987
856,166 Medtronic plc 74,615
125,008 (a) Meinian Onehealth Healthcare Holdings Co Ltd 87
44,084 Menicon Co Ltd 453
156 Metall Zug AG.(B Shares) 228
13,123,400 (a),(d) Metro Healthcare Indonesia TBK PT 122
24,367 (c) Metropolis Healthcare Ltd 505
897,000 (a),(b),(c) Microport Cardioflow Medtech Corp 130
146,000 (a),(b) MicroPort NeuroTech Ltd 156
621,700 Microport Scientific Corp 523
34,426 (a) Middle East Healthcare Co 1,010
47,300 (b) Miraca Holdings, Inc 770
40,401 (a),(c) MLP Saglik Hizmetleri AS. 228
26,961 (a) Molina Healthcare, Inc 11,076
266,124 Mouwasat Medical Services Co 9,679
16,936 Nagaileben Co Ltd 266
52,122 Nakanishi, Inc 818
216,889 (a) Nanosonics Ltd 389
57,118 Narayana Hrudayalaya Ltd 881
18,636 National Medical Care Co 930
2,102,959 Network Healthcare Holdings Ltd 1,319
220,500 (a),(b),(c),(d) New Horizon Health Ltd 199
65,577 Nihon Kohden Corp 1,741
452,052 Nipro Corp 3,588
159,379 (a),(d) NMC Health plc 0 ^
9,085 (a) Novocure Ltd 142

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
211,350 Odontoprev S.A. $ 512
1,004,500 Olympus Corp 14,463
192,800 (a) Oncoclinicas do Brasil Servicos Medicos S.A. 340
1,170,722 (a) Option Care Health, Inc 39,266
61,846 (a),(b) Orpea S.A. 676
136,415 (a) Owens & Minor, Inc 3,780
169,780 (a) Paragon 28, Inc 2,097
30,644 Paramount Bed Holdings Co Ltd 520
33,885 Pegavision Corp 481
313,000 (a),(b),(c) Peijia Medical Ltd 147
240,050 (a) Pennant Group, Inc 4,712
41,937 (a) Penumbra, Inc 9,359
340,430 (a) PetIQ, Inc 6,223
20,700 (b) PHC Holdings Corp 169
98,000 (a) Phreesia, Inc 2,345
79,000 (a),(d) Pihsiang Machinery Manufacturing Co Ltd 0 ^
23,620 Poly Medicure Ltd 451
462,181 (a) PolyNovo Ltd 659
56,441 Premier, Inc 1,247
85,300 (a),(b) Privia Health Group, Inc 1,671
42,113 Pro Medicus Ltd 2,848
431,202 (a) Progyny, Inc 16,450
116,269 (a) Project Roadrunner Parent, Inc 1,498
52,717 Quest Diagnostics, Inc 7,017
40,303 (a) QuidelOrtho Corp 1,932
688,099 Raffles Medical Group Ltd 530
41,762 Rainbow Children's Medicare Ltd 651
37,794 Ramsay Health Care Ltd 1,391
240,976 (c) Rede D'Or Sao Luiz S.A. 1,216
12,594 Resmed, Inc 2,494
16,325 (a) Revenio Group Oyj 449
1,797,600 Riverstone Holdings Ltd 1,132
275,390 (a) RxSight, Inc 14,205
459,007 Ryman Healthcare Ltd 1,248
309,190 Saudi Chemical Co Holding 577
30,741 (a) SD Biosensor, Inc 270
107,571 (b) Sectra AB 2,081
97,672 Selcuk Ecza Deposu Ticaret ve Sanayi A.S. 155
479,724 Select Medical Holdings Corp 14,464
1,071,882 Shandong Weigao Group Medical Polymer Co Ltd 668
174,000 (a),(b) Shanghai MicroPort MedBot Group Co Ltd 299
68,232 Shanghai Pharmaceuticals Holding Co Ltd - A 161
362,427 Shanghai Pharmaceuticals Holding Co Ltd - H 524
40,112 Shanghai United Imaging Healthcare Co Ltd 728
30,922 Shenzhen Mindray Bio-Medical Electronics Co Ltd 1,198
17,600 Shenzhen New Industries Biomedical Engineering Co Ltd 164
728,303 Ship Healthcare Holdings, Inc 10,060
26,764 (a) Shockwave Medical, Inc 8,715
563,946 (a) SI-BONE, Inc 9,232
427,449 (a),(c) Siemens Healthineers AG. 26,142
249,696 (b) Sienna Senior Living, Inc 2,474
680,985 Sigma Healthcare Ltd 575
279,360 (a) Silk Road Medical, Inc 5,118
604,187 Sinopharm Group Co Ltd 1,549
890,884 Smith & Nephew plc 11,153
82,400 Solasto Corp 296
178,886 Sonic Healthcare Ltd 3,428
36,294 Sonova Holdings AG 10,510
200,534 (c) Spire Healthcare Group plc 587
1,145,900 Sri Trang Gloves Thailand PCL 272
40,000 St. Shine Optical Co Ltd 237
7,477 STERIS plc 1,681

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
6,821 STRATEC SE $ 296
87,950 Straumann Holding AG. 14,033
446,878 Stryker Corp 159,924
9,200 SUNWELS Co Ltd 167
1,524,701 Supermax Corp Bhd 263
29,166 (a) Surgical Science Sweden AB 413
273,600 Suzuken Co Ltd 8,341
48,338 Synlab AG. 571
103,932 Sysmex Corp 1,855
432,390 (a) Tactile Systems Technology, Inc 7,026
44,000 TaiDoc Technology Corp 215
5,405 (a) Tandem Diabetes Care, Inc 191
69,520 (a),(b) Tela Bio, Inc 394
234,830 (a) Teladoc Health, Inc 3,546
4,079 Teleflex, Inc 923
299,713 (a) Tenet Healthcare Corp 31,503
1,461,800 Terumo Corp 26,749
277,500 Thonburi Healthcare Group PCL 308
42,330 (b) Toho Pharmaceutical Co Ltd 1,006
35,809 Tokai Corp (GIFU) 510
3,615,500 (a) Top Glove Corp Bhd 611
8,580 (a) Topchoice Medical Corp 72
179,950 Uniphar plc 505
1,910,371 UnitedHealth Group, Inc 945,061
27,722 Universal Health Services, Inc (Class B) 5,058
38,425 Universal Vision Biotechnology Co Ltd 328
2,440 Utah Medical Products, Inc 173
7,813 Value Added Technology Co Ltd 178
460,467 (a) Veeva Systems, Inc 106,686
156,500 (a),(c),(d) Venus MedTech Hangzhou, Inc 112
28,130 (a) Viemed Healthcare, Inc 265
46,530 Vijaya Diagnostic Centre Pvt Ltd 356
298,028 (a),(b) Vimian Group AB 905
27,000 Visco Vision, Inc 192
174,279 (a),(b) Well Health Technologies Corp 472
36,844 Won Tech Co Ltd 266
134,211 (a) Xvivo Perfusion AB 3,447
429,900 (a),(b),(c) Yidu Tech, Inc 221
3,333 Ypsomed Holding AG. 1,332
54,746 Zimmer Biomet Holdings, Inc 7,225
162,500 (a),(c) Zylox-Tonbridge Medical Technology Co Ltd 201
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,616,728
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
7,340 Aekyung Industrial Co Ltd 99
24,480 Amorepacific Corp 2,204
23,585 AMOREPACIFIC Group 475
674,772 Beiersdorf AG. 98,245
693,716 (a) BellRing Brands, Inc 40,950
68,200 (a) Best World International Ltd 107
502,000 (a),(c) Blue Moon Group Holdings Ltd 128
97,383 By-health Co Ltd 225
2,576 (a) C&C International Corp 141
29,000 Chlitina Holding Ltd 177
176,437 Church & Dwight Co, Inc 18,404
9,925 Clorox Co 1,520
690,557 Colgate-Palmolive Co 62,185
120,327 Colgate-Palmolive India Ltd 3,920
6,686 Cosmax, Inc 602
313,423 (a) Coty, Inc 3,748
535,896 Dabur India Ltd 3,366
10,730 Earth Chemical Co Ltd 301

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
113,717 EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS $ 178
123,056 (a) elf Beauty, Inc 24,123
164,635 Emami Ltd 849
19,880 (b) Essity AB 472
952,369 Estee Lauder Cos (Class A) 146,808
77,300 (a),(b) euglena Co Ltd 310
62,684 Fancl Corp 835
261,200 (a),(b),(c) Giant Biogene Holding Co ltd 1,422
353,524 Godrej Consumer Products Ltd 5,323
90,000 Grape King Bio Ltd 454
34,522,526 Haleon plc 144,676
1,057,245 (b) Haleon plc (ADR) 8,976
641,136 Hengan International Group Co Ltd 2,021
20,945 Henkel KGaA 1,509
6,429 Henkel KGaA (Preference) 517
341,966 Hindustan Lever Ltd 9,304
74,570 (a) Honasa Consumer Ltd 360
27,210 (a) Hyundai Bioscience Co Ltd 425
34,384,600 Industri Jamu Dan Farmasi Sido Muncul Tbk PT 1,345
16,852 Inter Parfums S.A. 949
29,205 (a) Intercos S.p.A 423
34,897 (c) Jamieson Wellness, Inc 687
126,668 Jyothy Labs Ltd 670
389,188 Kao Corp 14,543
6,882,866 Kenvue, Inc 147,706
26,918 Kimberly-Clark Corp 3,482
1,282,918 Kimberly-Clark de Mexico S.A. de C.V. (Class A) 2,986
36,900 Kobayashi Pharmaceutical Co Ltd 1,197
8,859 Kolmar BNH Co Ltd 98
12,171 Kolmar Korea Co Ltd 430
24,000 Kose Corp 1,286
7,675 LG Household & Health Care Ltd 2,205
187,000 Lion Corp 1,672
295,811 L'Oreal S.A. 140,088
129,872 Mandom Corp 1,146
318,934 Microbio Co Ltd 444
21,298 Milbon Co Ltd 448
773,064 Natura & Co Holding S.A. 2,756
13,710 (a) Nature's Sunshine Products, Inc 285
32,000 Noevir Holdings Co Ltd 1,099
93,162 (a),(b) Olaplex Holdings, Inc 179
54,477 (a),(b) Ontex Group NV 461
3,381 (b) Pharmanutra S.p.A 208
92,600 Pigeon Corp 892
1,318,900 Pola Orbis Holdings, Inc 12,623
3,044,454 Procter & Gamble Co 493,963
6,427,210 PT Unilever Indonesia Tbk 1,094
181,745 PZ Cussons plc 205
170,900 Reckitt Benckiser Group plc 9,742
4,343 Reynolds Consumer Products, Inc 124
152,590 Rohto Pharmaceutical Co Ltd 2,965
23,816 Sarantis S.A. 302
42,200 (a) Shanghai Chicmax Cosmetic Co Ltd 270
335,090 Shiseido Co Ltd 9,195
2,782 Spectrum Brands Holdings, Inc 248
84,000 TCI Co Ltd 408
337,941 Uni-Charm Corp 10,759
8,185 Unilever plc 411
4,111,456 Unilever plc 206,402
273,536 Vinda International Holdings Ltd 820
29,100 (b) YA-MAN Ltd 191

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
15,300 Yunnan Botanee Bio-Technology Group Co Ltd $ 126
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,662,892
INSURANCE - 3.1%
210,754 Admiral Group plc 7,553
1,660,675 Aegon NV 10,131
204,922 Aflac, Inc 17,595
5,221 Ageas S.A. 242
15,647,959 AIA Group Ltd 105,257
33,692 (a) Al Rajhi Co for Co-operative Insurance 994
331,034 Allianz AG. 99,217
592,401 Allstate Corp 102,491
2,410,547 Alm Brand AS 4,596
74,776 (a) AMBAC Financial Group, Inc 1,169
69,198 American Financial Group, Inc 9,444
4,145,469 American International Group, Inc 324,051
154,102 Anadolu Sigorta 329
56,100 Anicom Holdings, Inc 213
74,041 Aon plc 24,709
1,425,775 (a) Arch Capital Group Ltd 131,799
366,952 ASR Nederland NV 17,984
34,139 Assicurazioni Generali S.p.A. 864
39,422 Assurant, Inc 7,421
111,153 Assured Guaranty Ltd 9,698
397,961 AUB Group Ltd 7,712
4,380,188 Aviva plc 27,484
2,484,939 AXA S.A. 93,324
450,069 Axis Capital Holdings Ltd 29,263
1,458 Baloise Holding AG. 229
1,837,900 Bangkok Life Assurance PCL 892
449,200 Bangkok Life Assurance PCL 218
587,846 BB Seguridade Participacoes S.A. 3,812
4,567,598 Beazley plc 38,408
14,622 (a) Brighthouse Financial, Inc 754
34,438 Brookfield Reinsurance Ltd 1,449
97,314 Brown & Brown, Inc 8,519
53,540 (a) BRP Group, Inc 1,549
70,468 Bupa Arabia for Cooperative Insurance Co 4,957
485,000 (a) Caixa Seguridade Participacoes S 1,510
4,014,215 Cathay Financial Holding Co Ltd 6,049
225,000 Central Reinsurance Co Ltd 175
6,498,435 China Development Financial Holding Corp 2,811
1,524,132 China Insurance International Holdings Co Ltd 1,336
6,774,790 China Life Insurance Co Ltd 8,147
174,075 China Life Insurance Co Ltd (Class A) 687
400,300 China Pacific Insurance Group Co Ltd - A 1,255
2,375,809 China Pacific Insurance Group Co Ltd - H 4,168
729,619 Chubb Ltd 189,066
34,885 Cincinnati Financial Corp 4,332
51,184 (a) Clal Insurance Enterprises Holdings Ltd 942
6,078 CNA Financial Corp 276
60,470 Co for Cooperative Insurance 2,612
86,196 Coface S.A. 1,363
3,630,000 (a),(d) Convoy Global Holdings Ltd 5
859,400 Dai-ichi Life Holdings, Inc 21,919
63,515 Definity Financial Corp 2,023
390,800 Dhipaya Group Holdings PCL 338
1,017,989 (a) Direct Line Insurance Group plc 2,506
449,187 Discovery Ltd 2,861
40,841 Dongbu Insurance Co Ltd 2,921
229,326 Employers Holdings, Inc 10,409
350,235 Everest Re Group Ltd 139,218

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
20,081 Fairfax Financial Holdings Ltd $ 21,646
457,990 Fidelis Insurance Holdings Ltd 8,922
1,320,717 Fidelity National Financial, Inc 70,130
22,569 First American Financial Corp 1,378
5,400 FP Partner, Inc 230
6,611,451 Fubon Financial Holding Co Ltd 14,311
198,041 Gallagher (Arthur J.) & Co 49,518
67,487 Gjensidige Forsikring ASA 980
265,937 Globe Life, Inc 30,947
152,175 (a) Goosehead Insurance, Inc 10,138
258,617 Great-West Lifeco Inc 8,271
730,000 (a) Hamilton Insurance Group Ltd 10,169
136,508 Hannover Rueckversicherung AG. 37,379
35,359 Hanover Insurance Group, Inc 4,815
332,009 Hanwha General Insurance Co Ltd 1,122
1,455,756 Hanwha Life Insurance Co Ltd 3,139
84,301 (a) Harel Insurance Investments & Financial Services Ltd 810
214,241 Hartford Financial Services Group, Inc 22,078
841,986 (c) HDFC Life Insurance Co Ltd 6,401
36,215 (b) Helvetia Holding AG. 4,993
797,940 Hiscox Ltd 12,488
247,275 Hyundai Marine & Fire Insurance Co Ltd 5,664
93,070 iA Financial Corp, Inc 5,782
211,236 (c) ICICI Lombard General Insurance Co Ltd 4,273
316,573 (c) ICICI Prudential Life Insurance Co Ltd 2,315
2,166,008 Insurance Australia Group Ltd 9,035
162,538 Intact Financial Corp 26,403
44,853 (a) IRB-Brasil Resseguros S.A. 334
109,843 (b) James River Group Holdings Ltd 1,022
1,842,200 Japan Post Holdings Co Ltd 18,560
176,600 Japan Post Insurance Co Ltd 3,376
848,876 Just Group plc 1,126
44,594 Kemper Corp 2,761
4,915 Kinsale Capital Group, Inc 2,579
367,092 (a) Korean Reinsurance Co 2,267
199,273 Lancashire Holdings Ltd 1,557
2,760,826 Legal & General Group plc 8,870
46,600 (a),(b) Lifenet Insurance Co 457
221,881 Lincoln National Corp 7,085
485,270 (b) Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros 484
38,484 Loews Corp 3,013
446,608 (a) Mandatum Holding Oy 1,994
1,684,315 Manulife Financial Corp 42,066
701,164 Mapfre S.A. 1,773
2,762 (a) Markel Corp 4,202
1,507,364 Marsh & McLennan Cos, Inc 310,487
199,885 (a) Max Financial Services Ltd 2,410
2,495,129 Medibank Pvt Ltd 6,113
17,084 Menora Mivtachim Holdings Ltd 459
385,933 Mercuries & Associates Holding Ltd 152
2,277,132 Mercuries Life Insurance Co Ltd 344
257,120 Mercury General Corp 13,267
2,601,351 Metlife, Inc 192,786
271,915 Migdal Insurance & Financial Holdings Ltd 376
1,166,547 Mitsui Sumitomo Insurance Group Holdings, Inc 20,598
977,791 Momentum Metropolitan Holdings 1,049
173,548 Muenchener Rueckver AG. 84,716
142,265 New China Life Insurance Co Ltd - A 595
908,265 New China Life insurance Co Ltd - H 1,611
380,094 nib holdings Ltd 1,947
851,540 NN Group NV 39,311
4,153,614 Old Mutual Ltd 2,577

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
166,208 Old Republic International Corp $ 5,106
1,402,951 (a) Oscar Health, Inc 20,862
684,877 OUTsurance Group Ltd 1,519
9,718,600 (a) Panin Financial Tbk PT 174
191,678 (a) PB Fintech Ltd 2,592
9,693,388 People's Insurance Co Group of China Ltd 3,099
747,915 People's Insurance Co Group of China Ltd (Class A) 530
735,924 Phoenix Group Holdings plc 5,139
129,440 Phoenix Holdings Ltd 1,291
6,213,556 PICC Property & Casualty Co Ltd 8,200
15,698,476 Ping An Insurance Group Co of China Ltd 66,651
592,527 Ping An Insurance Group Co of China Ltd (Class A) 3,341
516,121 (c) Poste Italiane S.p.A 6,464
524,757 (b) Power Corp of Canada 14,714
513,908 Powszechny Zaklad Ubezpieczen S.A. 6,277
50,852 Primerica, Inc 12,864
53,318 Principal Financial Group 4,602
1,065,455 Progressive Corp 220,357
42,413 Protector Forsikring ASA 888
82,783 Prudential Financial, Inc 9,719
3,551,196 Prudential plc 33,305
1,348,345 QBE Insurance Group Ltd 15,938
163,400 (b) Qualitas Controladora SAB de C.V. 1,901
173,649 Reinsurance Group of America, Inc (Class A) 33,493
81,993 (a) Religare Enterprises Ltd 206
128,758 RenaissanceRe Holdings Ltd 30,262
9,078 RLI Corp 1,348
120,702 Ryan Specialty Holdings, Inc 6,699
542,450 Sampo Oyj 23,139
26,589 Samsung Fire & Marine Insurance Co Ltd 6,106
69,317 Samsung Life Insurance Co Ltd 4,917
1,539,977 Sanlam Ltd 5,642
34,909 (b) Santam Ltd 549
28,510 (a) Saudi Reinsurance Co 193
391,542 (c) SBI Life Insurance Co Ltd 7,070
116,515 SCOR SE 4,033
58,900 Selective Insurance Group, Inc 6,430
876,251 (a) Selectquote, Inc 1,752
11,242,866 Shin Kong Financial Holding Co Ltd 2,831
258,000 Shinkong Insurance Co Ltd 680
84,620 (a),(b) Skyward Specialty Insurance Group, Inc 3,166
2,229,762 Sompo Holdings, Inc 46,736
90,556 (a) Star Health & Allied Insurance Co Ltd 592
1,517,182 Steadfast Group Ltd 5,813
2,361,315 Storebrand ASA 21,820
541,720 Sun Life Financial, Inc 29,559
1,147,343 Suncorp-Metway Ltd 12,247
29,074 Swiss Life Holding 20,392
9,704 Swiss Re AG. 1,248
248,500 Syarikat Takaful Malaysia Keluarga Bhd 190
446,300 T&D Holdings, Inc 7,759
62,717 Talanx AG. 4,968
37,177 (b) Tiptree, Inc 642
1,635,400 Tokio Marine Holdings, Inc 51,264
210,227 (a) Tongyang Life Insurance Co Ltd 910
35,157 Topdanmark AS. 1,500
258,200 TQM Alpha PCL 189
167,474 Travelers Cos, Inc 38,542
37,010 (a) Trisura Group Ltd 1,138
190,250 (a),(b) Trupanion, Inc 5,253
1,257,491 Tryg A.S. 25,922
168,799 Turkiye Sigorta AS 259

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,349,729 Unipol Gruppo S.p.A $ 11,311
97,705 Uniqa Versicherungen AG. 844
341,200 (a),(b) United Insurance Holdings Corp 3,647
70,170 Universal Insurance Holdings, Inc 1,426
377,700 Unum Group 20,267
27,691 Vienna Insurance Group AG Wiener Versicherung Gruppe 863
162,131 W.R. Berkley Corp 14,339
565 White Mountains Insurance Group Ltd 1,014
333,539 Willis Towers Watson plc 91,723
16,546 Wuestenrot & Wuerttembergische AG. 238
304,605 (a),(c) ZhongAn Online P&C Insurance Co Ltd 487
450,723 Zurich Insurance Group AG 243,487
TOTAL INSURANCE 3,907,555
MATERIALS - 4.4%
50,400 (a),(b) 5E Advanced Materials, Inc 68
137,648 Aarti Industries Ltd 1,100
39,449 Aarti Pharmalabs Ltd 206
1,174,172 Abou Kir Fertilizers & Chemical Industries 1,563
134,937 Acerinox S.A. 1,482
65,338 ADEKA Corp 1,380
326,825 Adelaide Brighton Ltd 667
45,110 Advanced Enzyme Technologies Ltd 189
7,131 Advanced Nano Products Co Ltd 700
97,430 Advanced Petrochemical Co 1,019
87,812 AECI Ltd 431
12,475 Aekyung Chemical Co Ltd 120
76,786 (b) African Rainbow Minerals Ltd 667
66,625 Afrimat Ltd 203
15,643 AGI Greenpac Ltd 137
281,245 (b) Agnico Eagle Mines Ltd 16,776
446,712 (b) Agnico-Eagle Mines Ltd 26,637
38,752 Aica Kogyo Co Ltd 948
589,184 Air Liquide 122,579
73,024 Air Products & Chemicals, Inc 17,692
148,800 Air Water, Inc 2,328
27,656 (a) Akcansa Cimento AS 124
11,382 Akzo Nobel India Ltd 325
75,603 Akzo Nobel NV 5,649
30,883 Al Masane Al Kobra Mining Co 469
630,555 Alamos Gold, Inc 9,296
85,581 (b) Albemarle Corp 11,274
190,354 Alcoa Corp 6,432
70,378 Algoma Steel Group, Inc 600
14,012 Alkyl Amines Chemicals 306
855,807 Alleima AB 5,776
33,000 Allied Supreme Corp 446
292,100 (a),(b) Alpek SAB de C.V. 215
458,332 (a) Alpha HPA Ltd 263
31,177 (b) Altius Minerals Corp 473
57,606 Altri SGPS S.A. 325
28,369 (a) Alujain Corp 304
2,073,432 Alumina Ltd 1,921
1,765,964 Aluminum Corp of China Ltd 1,124
2,033,987 Aluminum Corp of China Ltd (Class A) 2,003
507,759 Ambuja Cements Ltd 3,738
92 Amcor plc 1
321,210 American Vanguard Corp 4,160
24,579 AMG Advanced Metallurgical Group NV 558
5,660,500 (a) Amman Mineral Internasional PT 3,125
42,425 (b) Anglo American Platinum Ltd 1,721
3,442,850 Anglo American plc 84,842

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
436,274 AngloGold Ashanti UK Ltd $ 9,740
561,565 Anhui Conch Cement Co Ltd 1,164
91,645 Anhui Conch Cement Co Ltd (Class A) 282
492,119 Antofagasta plc 12,641
18,784 Anupam Rasayan India Ltd 196
35,948 APERAM S.A. 1,136
140,187 APL Apollo Tubes Ltd 2,523
18,341 Aptargroup, Inc 2,639
153,299 Arabian Cement Co 1,313
330,683 ArcelorMittal S.A. 9,090
29,351 Archean Chemical Industries Ltd 236
110,518 Ardagh Metal Packaging S.A. 379
58,034 (b) ARE Holdings, Inc 737
257,009 Arkema 27,058
1,115,708 Asahi Kasei Corp 8,182
8,700 Asahi Organic Chemicals Industry Co Ltd 303
24,627 Ashland, Inc 2,398
348,000 Asia Cement China Holdings Corp 89
1,013,044 Asia Cement Corp 1,296
12,981 (a),(d) Asia Pacific Investment Partners Limited 0 ^
369,000 Asia Polymer Corp 220
331,840 Asian Paints Ltd 11,325
70,900 (a) Asia-Potash International Investment Guangzhou Co Ltd 190
71,249 Atalaya Mining plc 349
12,057 Atul Ltd 831
25,534 Aurubis AG. 1,796
19,371 Avery Dennison Corp 4,325
377,716 Avient Corp 16,393
3,056,195 (a),(b),(d) AVZ Minerals Ltd 20
1,475,606 (a) Axalta Coating Systems Ltd 50,746
86,583 (a) Aya Gold & Silver, Inc 745
994,378 (b) B2Gold Corp 2,606
11,265 Balaji Amines Ltd 277
125,553 Ball Corp 8,457
2,954,680 Baoshan Iron & Steel Co Ltd 2,647
23,528,421 Barito Pacific Tbk PT 1,403
1,507,933 Barrick Gold Corp 25,081
10,963 BASF India Ltd 439
859,558 BASF SE 49,118
63,899 (a) Baticim Bati Anadolu Cimento Sanayii AS 242
12,753 Bayer CropScience Ltd 803
30,400 Beijing Oriental Yuhong Waterproof Technology Co Ltd 68
28,281 Bekaert S.A. 1,450
895,942 (a) Bellevue Gold Ltd 1,102
248,031 Berger Paints India Ltd 1,709
20,163,000 (a) Berkah Beton Sadaya Tbk PT 64
134,200 Berry Global Group, Inc 8,116
6,903,033 BHP Billiton Ltd 199,594
231,588 (b) BHP Group Ltd 6,635
176,251 Billerud AB 1,582
4,000 (a),(b),(d) Bio On Spa 0 ^
28,588 Birla Corp Ltd 489
372,966 BlueScope Steel Ltd 5,801
76,524 Boliden AB 2,125
221,933 (a),(b) Boral Ltd 885
21,750 (a),(d) Borosil Scientific Ltd 25
75,802 Borregaard ASA 1,321
294,305 Boubyan Petrochemicals Co KSCP 591
1,326,400 Bradespar S.A. 5,445
17,900 Bradespar S.A. 71
220,551 Breedon Group plc 1,068
61,328 Brickworks Ltd 1,138

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
78,140 Buzzi Unicem S.p.A. $ 3,069
43,500 C Uyemura & Co Ltd 2,963
488,266 (a) Calibre Mining Corp 602
65,817 (a) Canfor Corp 831
18,482 Canmax Technologies Co Ltd 50
45,797 CAP S.A. 314
244,245 (a) Capricorn Metals Ltd 819
347,117 (a),(b) Capstone Copper Corp 2,209
85,783 Carborundum Universal Ltd 1,309
83,500 Carpenter Technology Corp 5,964
351,555 Cascades, Inc 2,567
312,228 Castrol India Ltd 698
23,397 Cathay Biotech, Inc 141
128,934 CCL Industries 6,590
641,338 Celanese Corp (Series A) 110,220
137,758 Cementir Holding NV 1,559
378,424 Cementos Argos S.A. 846
13,081,130 (a),(b) Cemex S.A. de C.V. 11,791
864,482 Centamin plc 1,231
171,214 Centerra Gold, Inc 1,011
686,718 Central Asia Metals plc 1,713
126,000 Century Iron & Steel Industrial Co Ltd 871
45,282 Century Plyboards India Ltd 348
41,481 Century Textiles & Industries Ltd 812
66,885 (b) CF Industries Holdings, Inc 5,566
138,584 Chambal Fertilisers and Chemicals Ltd 570
302,661 Champion Iron Ltd 1,461
57,481 Chemours Co 1,509
59,219 (a) Chemplast Sanmar Ltd 320
632,000 Cheng Loong Corp 579
32,400 Chengxin Lithium Group Co Ltd 86
350,880 Chia Hsin Cement Corp 191
29,700 (a) Chifeng Jilong Gold Mining Co Ltd 61
1,448,000 China BlueChemical Ltd 418
406,000 China General Plastics Corp 230
1,031,105 (b) China Hongqiao Group Ltd 1,162
101,429 China Jushi Co Ltd 147
1,236,000 China Man-Made Fiber Corp 280
150,000 China Metal Products 175
5,162,614 China Molybdenum Co Ltd 4,397
985,744 China Molybdenum Co Ltd (Class A) 1,116
1,690,276 China National Building Material Co Ltd 582
1,100,000 China Nonferrous Mining Corp Ltd 922
91,329 China Northern Rare Earth Group High-Tech Co Ltd 241
1,444,000 China Oriental Group Co Ltd 192
2,855,000 China Petrochemical Development Corp 841
68,800 China Rare Earth Resources And Technology Co Ltd 257
1,758,000 China Resources Cement Holdings Ltd 268
706,000 (b) China Risun Group Ltd 274
110,000 China Steel Chemical Corp 424
4,917,568 China Steel Corp 3,657
2,791,251 China XLX Fertiliser Ltd 1,331
4,462,240 (a),(b),(d) China Zhongwang Holdings Ltd 6
23,078 Chugoku Marine Paints Ltd 339
512,000 Chun Yuan Steel Industry Co Ltd 307
4,030 Chunbo Co Ltd 263
712,000 Chung Hung Steel Corp 491
328,000 Chung Hwa Pulp Corp 240
123,476 Cia Brasileira de Aluminio 100
94,400 Cia de Ferro Ligas da Bahia FERBASA 163
231,360 Cia de Minas Buenaventura S.A. (ADR) (Series B) 3,674
259,223 Cia Siderurgica Nacional S.A. 811
300,629 Cimsa Cimento Sanayi VE Ticaret AS. 294
51,901 City Cement Co 282

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
7,915 Clariant AG. $ 107
20,523 Clean Science & Technology Ltd 328
1,084,538 (a) Cleveland-Cliffs, Inc 24,662
21,800 CNGR Advanced Material Co Ltd 157
146,660 Commercial Metals Co 8,619
86,132 (a) Companhia Vale do Rio Doce 6
1,128,773 (a) Constellium SE 24,957
48,247 Corbion NV 1,032
95,978 Coromandel International Ltd 1,240
626,223 (c) Coronado Global Resources, Inc 510
3,714,661 Corteva, Inc 214,225
28,489 (b) Corticeira Amorim SGPS S.A. 302
21,928 (a) Cosmochemical Co Ltd 612
198,534 (c) Covestro AG. 10,860
1,638,760 CRH plc 141,359
531,090 CRH plc 45,838
95,933 Croda International plc 5,936
1,616,992 Crown Holdings, Inc 128,163
220,100 CSG Holding Co Ltd 67
1,041,452 CSR Ltd 5,987
1,389,200 D&L Industries, Inc 153
186,700 Daicel Chemical Industries Ltd 1,843
106,655 Daido Steel Co Ltd 1,236
26,300 (b) Daiki Aluminium Industry Co Ltd 213
60,701 Dainippon Ink and Chemicals, Inc 1,159
66,699 (b) Daio Paper Corp 517
73,330 (a) Dakota Gold Corp 174
984,426 (a) De Grey Mining Ltd 812
48,522 Deepak Fertilisers & Petrochemicals Corp Ltd 294
50,736 Deepak Nitrite Ltd 1,297
61,049 Denki Kagaku Kogyo KK 952
1,719,568 Deterra Royalties Ltd 5,525
335,310 Dexco S.A. 513
25,466 Dongjin Semichem Co Ltd 883
25,243 Dongkuk Steel Mill Co Ltd 216
3,201 (a) Dongwha Enterprise Co Ltd 137
3,372 Dongwon Systems Corp 111
1,187,000 (b) Dongyue Group Ltd 1,114
1,899 (a),(b) Dottikon Es Holding AG. 501
420,967 (b) Dow, Inc 24,387
42,679 DOWA HOLDINGS CO Ltd 1,475
385,527 DRDGOLD Ltd 322
1,080,890 DS Smith plc 5,407
555,749 DSM-Firmenich AG. 63,206
147,253 Dundee Precious Metals, Inc 1,120
3,525,541 DuPont de Nemours, Inc 270,303
25,640 Eagle Materials, Inc 6,968
7,764 East Pipes Integrated Co for Industry 259
960,500 Eastern Polymer Group PCL 180
49,733 Eastern Province Cement Co 469
7,926 Eastman Chemical Co 794
28,804 Ecolab, Inc 6,651
17,006 Ecopro Co Ltd 8,309
65,163 EID Parry India Ltd 427
109,436 (a) El Ezz Steel Co 137
160,062 (a) Eldorado Gold Corp 2,250
164,626 Element Solutions, Inc 4,112
464,438 (a) Elementis plc 870
241,189 (c) Elkem ASA 475
385,294 (a) Emerald Resources NL 737
988,828 Empresas CMPC S.A. 2,009
6,979 EMS-Chemie Holding AG. 5,349
110,191 (b) Ence Energia y Celulosa S.A. 384
6,659 (a) Enchem Co Ltd 1,170

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
91,517 Endeavour Mining plc $ 1,857
122,091 EPL Ltd 263
245,333 (a),(b) Equinox Gold Corp 1,480
6,620 Eramet 503
564,785 (a) Eregli Demir ve Celik Fabrikalari TAS 736
69,316 (a),(b) ERO Copper Corp 1,337
239,748 Essentra plc 532
668,850 (a) Eternal Chemical Co Ltd 654
134,000 EVERGREEN Steel Corp 536
446,000 Everlight Chemical Industrial Corp 275
1,487,063 Evolution Mining Ltd 3,475
7,783 Evonik Industries AG. 154
343,000 (a) Feng Hsin Iron & Steel Co 760
258,319 Ferrexpo plc 142
70,035 (a) Filo Corp 1,223
7,567 Fine Organic Industries Ltd 367
33,792 Fineotex Chemical Ltd 150
220,875 Finolex Industries Ltd 654
1,286,478 (a),(b),(d) Firefinch Ltd 42
228,002 (b) First Majestic Silver Corp 1,338
607,466 First Quantum Minerals Ltd 6,530
94,079 FMC Corp 5,993
42,872 (a) Foosung Co Ltd 254
144,230 (a),(b) Foran Mining Corp 443
3,025,139 Formosa Chemicals & Fibre Corp 5,168
3,296,019 Formosa Plastics Corp 7,012
176,456 (c) Forterra plc 384
1,414,795 Fortescue Metals Group Ltd 23,677
235,507 (a) Fortuna Silver Mines, Inc 875
37,020 (b) FP Corp 672
178,203 Franco-Nevada Corp 21,234
2,248,792 Freeport-McMoRan, Inc (Class B) 105,738
54,202 FUCHS SE 2,685
1,156,000 (b) Fufeng Group Ltd 750
29,877 Fuji Seal International, Inc 392
43,425 (b) Fujimi, Inc 996
10,730 Fujimori Kogyo Co Ltd 304
15,900 (b) Fuso Chemical Co Ltd 485
127,510 (b) FutureFuel Corp 1,026
11,151 Galaxy Surfactants Ltd 304
41,780 Ganfeng Lithium Group Co Ltd 208
166,200 (b),(c) Ganfeng Lithium Group Co Ltd 509
544,054 (b) GCC SAB de C.V. 6,474
262,979 GEM Co Ltd 215
727,749 (a) Genesis Minerals Ltd 880
671,900 Gerdau S.A. (Preference) 2,974
62,969 GHCL Ltd 335
1,193,270 (a),(b) Ginkgo Bioworks Holdings, Inc 1,384
9,105 Givaudan S.A. 40,533
25,233,308 Glencore plc 138,469
141,426 (a),(b) Global Atomic Corp 237
579,000 (a),(b) Global New Material International Holdings Ltd 266
350,000 Gloria Material Technology Corp 543
39,541 Godawari Power and Ispat Ltd 360
3,200 Godo Steel Ltd 121
662,260 Gold Fields Ltd 10,624
876,323 Gold Road Resources Ltd 904
666,000 Goldsun Development & Construction Co Ltd 785
928,755 Grand Pacific Petrochemical 380
77,970 Granges AB 843
223,852 Graphic Packaging Holding Co 6,532
228,463 Grasim Industries Ltd 6,284
11,397 Gravita India Ltd 137
605,755 (a),(d) Great Basin Gold Ltd 4

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
4,118,082 (a) Greatland Gold plc $ 322
47,969 Greenpanel Industries Ltd 181
2,920 Greif, Inc (Class B) 203
29,721 (a) Grupa Azoty S.A. 166
7,403 Grupa Kety S.A. 1,408
228,051 Grupo Argos S.A. 907
3,336,738 Grupo Mexico S.A. de C.V. (Series B) 19,868
163,800 (a) Guangdong HEC Technology Holding Co Ltd 196
100,724 Guangzhou Tinci Materials Technology Co Ltd 304
49,108 (a) Gubre Fabrikalari TAS 248
17,665 Gujarat Alkalies & Chemicals Ltd 143
21,772 Gujarat Fluorochemicals Ltd 810
422,906 Gujarat Narmada Valley Fertilizers & Chemicals Ltd 3,178
199,152 Gujarat State Fertilizers & Chemicals Ltd 469
2,267 (b) Gurit Holding AG. 167
26,291 Han Kuk Carbon Co Ltd 210
47,200 Hangzhou Oxygen Plant Group Co Ltd 186
11,998 Hanil Cement Co Ltd 111
7,604 Hansol Chemical Co Ltd 1,135
94,253 Hanwha Chemical Corp 1,935
32,600 Haohua Chemical Science & Technology Co Ltd 148
291,942 Harmony Gold Mining Co Ltd 2,414
841,611 HeidelbergCement AG. 92,646
67,346 HeidelbergCement India Ltd 159
843,595 (a) Hektas Ticaret TAS 446
193,400 Henan Shenhuo Coal & Power Co Ltd 519
405,069 Hengli Petrochemical Co Ltd 768
196,094 Hengyi Petrochemical Co Ltd 174
873,316 Hesteel Co Ltd 257
205,729 Hexpol AB 2,512
540,800 Hextar Global Bhd 102
170,796 Hill & Smith Holdings plc 4,219
121,598 Himadri Speciality Chemical Ltd 441
1,580,580 Hindalco Industries Ltd 10,671
191,678 Hindustan Copper Ltd 642
249,891 Hochschild Mining plc 401
85,829 (b) Hokuetsu Paper Mills Ltd 1,056
191,962 Holcim Ltd 17,391
76,387 (a) Holmen AB 3,107
16,597 Honam Petrochemical Corp 1,480
33,400 Hoshine Silicon Industry Co Ltd 229
173,000 Hsin Kuang Steel Co Ltd 336
883,000 (b) Huabao International Holdings Ltd 257
245,900 Huafon Chemical Co Ltd 224
244,000 Huaibei Mining Holdings Co Ltd 553
1,050,557 HudBay Minerals, Inc 7,352
77,427 (b) Huhtamaki Oyj 3,244
458,111 Hunan Valin Steel Co Ltd 326
99 Huntsman Corp 3
2,312 Hyosung Advanced Materials Corp 586
2,114 Hyosung TNC Corp 485
85,751 Hyundai Steel Co 2,027
134,279 (a),(b) i-80 Gold Corp 176
377,190 (a) Iamgold Corp 1,259
327,531 (c) Ibstock plc 623
334,431 Iluka Resources Ltd 1,572
410,660 Imdex Ltd 623
27,795 Imerys S.A. 947
1,342,962 (b) Impala Platinum Holdings Ltd 5,548
1,568,679 Incitec Pivot Ltd 2,954
2,121,797 Indah Kiat Pulp & Paper Tbk PT 1,281
511,149 Independence Group NL 2,355
76,930 India Cements Ltd 197
9,864 Indigo Paints Ltd 149

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
1,381,704 Indorama Ventures PCL $ 906
86,121 (a),(b) Industrias Penoles S.A. de C.V. 1,224
1,296,018 Inner Mongolia BaoTou Steel Union Co Ltd 285
551,288 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 278
189,600 Inner Mongolia Yuan Xing Energy Co Ltd 147
133,496 Innospec, Inc 17,213
41,032 (a) Interfor Corp 641
646,000 International CSRC Investment Holdings Co 349
234,250 (b) International Flavors & Fragrances, Inc 20,143
80,400 Irani Papel e Embalagem S.A. 148
30,120 Israel Chemicals Ltd 160
2,778 (a) Israel Corp Ltd 757
3,118 (a) ISU Specialty Chemical 845
293,810 (a),(b) Ivanhoe Electric, Inc 2,879
1,117,828 (a),(b) Ivanhoe Mines Ltd 13,336
23,178 (a) Jai Balaji Industries Ltd 261
27,936 JAI Corp Ltd 95
367,918 (a) James Hardie Industries plc 14,788
38,843 (a) Jastrzebska Spolka Weglowa S.A. 361
12,800 JCU Corp 326
482,449 JFE Holdings, Inc 7,996
260,800 Jiangsu Eastern Shenghong Co Ltd 358
15,990 Jiangsu Yangnong Chemical Co Ltd 113
28,500 Jiangsu Yoke Technology Co Ltd 211
528,115 Jiangxi Copper Co Ltd 902
53,509 Jiangxi Copper Co Ltd (Class A) 167
34,813 Jinan Acetate Chemical Co Ltd 975
2,433,000 (b) Jinchuan Group International Resources Co Ltd 255
955,412 Jindal Saw Ltd 4,951
150,110 Jindal Steel & Power Ltd 1,537
226,900 Jinduicheng Molybdenum Co Ltd 352
28,600 JK Cement Ltd 1,400
45,172 JK Lakshmi Cement Ltd 475
60,349 JK Paper Ltd 234
136,603 Johnson Matthey plc 3,087
158,728 JSR Corp 4,543
703,068 JSW Steel Ltd 7,022
60,729 Jubilant Ingrevia Ltd 330
144,918 (b) K&S AG. 2,262
197,264 (a) K92 Mining, Inc 917
4,520 Kaiser Aluminum Corp 404
33,915 Kaneka Corp 844
411,897 Kansai Nerolac Paints Ltd 1,298
144,000 (b) Kansai Paint Co Ltd 2,063
28,100 Kanto Denka Kogyo Co Ltd 187
156,109 Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A) 91
707,162 Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS. 500
128,563 (a) Karora Resources, Inc 482
3,125 KCC Corp 614
11,200 KeePer Technical Laboratory Co Ltd 368
83,968 Kemira Oyj 1,587
66,835 (a) Kesoram Industries Ltd 138
32,695 KG Chemical Corp 145
33,544 KG DONGBUSTEEL 175
53,770 KGHM Polska Miedz S.A. 1,536
25,100 KH Neochem Co Ltd 380
55,113 Kimteks Poliuretan Sanayi VE Ticaret AS. 98
1,055,050 Kinross Gold Corp 6,473
48,552 Kirloskar Ferrous Industries Ltd 318
61,202 Kirloskar Oil Engines Ltd 632
607,138 Klabin S.A. 3,058
179,610 (a) Knife River Corp 14,563
905,300 (b) Kobe Steel Ltd 12,285
118,951 Kocaer Celik Sanayi Ve Ticaret AS. 168

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
16,044 Kolon Industries, Inc $ 453
40,316 Konishi Co Ltd 410
749 (a) Konya Cimento Sanayii 227
2,299 Korea Petrochemical Ind Co Ltd 226
3,541 Korea Zinc Co Ltd 1,195
664,564 Koza Altin Isletmeleri AS 460
162,650 (a) Koza Anadolu Metal Madencilik Isletmeleri AS 241
43,830 Kronos Worldwide, Inc 517
13,600 Krosaki Harima Corp 316
28,708 (a) Kum Yang Co Ltd 2,409
25,578 Kumba Iron Ore Ltd 624
6,500 Kumho Petrochemical Co Ltd 678
49,548 Kumiai Chemical Industry Co Ltd 271
231,600 Kuraray Co Ltd 2,481
31,000 KUREHA CORP 559
18,216 Kyoei Steel Ltd 285
222,458 (b) Labrador Iron Ore Royalty Corp 4,743
96,300 Lafarge Malayan Cement BHD 101
33,409 (a) Lake Materials Co Ltd 630
67,770 Lanxess AG. 1,814
1,937,459 (a) Latin Resources Ltd 233
63,295 Laxmi Organic Industries Ltd 179
158,754 LB Group Co Ltd 405
1,196,000 Lee & Man Paper Manufacturing Ltd 361
15,574 Lenzing AG. 539
816,893 (a),(b),(d) Leo Lithium Ltd 202
42,583 LG Chem Ltd 13,938
6,834 LG Chem Ltd (Preference) 1,525
1,797,728 Linde plc 834,721
28,300 Lintec Corp 583
1,015,887 (a),(b) Liontown Resources Ltd 774
82,777 (a),(b) Lithium Americas Argentina Corp 445
82,777 (a),(b) Lithium Americas Corp 556
684,477 Longchen Paper & Packaging Co Ltd 311
627,400 (a),(c) Lotte Chemical Titan Holding Bhd 150
11,373 LOTTE Fine Chemical Co Ltd 400
47,887 Louisiana-Pacific Corp 4,018
89,340 Lundin Gold, Inc 1,256
564,724 Lundin Mining Corp 5,778
2,406,279 (a) Lynas Corp Ltd 8,882
9,307 LyondellBasell Industries NV 952
11,733 (b) Maeda Kosen Co Ltd 281
73,216 (a),(b) MAG. Silver Corp 772
426,397 Maharashtra Seamless Ltd 4,350
54,242 (a) Major Drilling Group International 360
173,713 Marshalls plc 601
12,295 Martin Marietta Materials, Inc 7,548
153,600 Maruichi Steel Tube Ltd 4,101
12,421 Meghmani Finechem Ltd 164
3,815,196 (a) Merdeka Copper Gold Tbk PT 549
4,798,144 Mesaieed Petrochemical Holding Co 2,584
541,900 Metalurgica Gerdau S.A. 1,112
51,550 (b) Methanex Corp 2,297
27,128 (a) Methanol Chemicals Co 121
29,246 Middle East Paper Co 331
635,934 Mineral Resources Ltd 29,341
187,600 Minerals Technologies, Inc 14,123
27,572 (c) Mishra Dhatu Nigam Ltd 131
312,743 Misr Fertilizers Production Co SAE 342
7,500 Mitani Sekisan Co Ltd 298
1,074,134 Mitsubishi Chemical Holdings Corp 6,546
127,300 Mitsubishi Gas Chemical Co, Inc 2,135
103,000 Mitsubishi Materials Corp 1,937
143,000 Mitsui Chemicals, Inc 4,195

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
112,764 Mitsui Mining & Smelting Co Ltd $ 3,456
910 Miwon Commercial Co Ltd 122
2,560,000 (a) MMG Ltd 1,007
18,734 MNTech Co Ltd 255
24,111 MOIL Ltd 81
16,893 Mondi plc 298
478,406 Mount Gibson Iron Ltd 134
100,558 (a),(b) MP Materials Corp 1,438
134,078 (b) M-real Oyj (B Shares) 1,016
99,230 Myers Industries, Inc 2,299
50,071 Najran Cement Co 137
32,000 Nan Pao Resins Chemical Co Ltd 313
4,101,887 Nan Ya Plastics Corp 7,057
181,300 (b) Nanofilm Technologies International Ltd 96
200,000 Nantex Industry Co Ltd 208
674,130 National Aluminium Co Ltd 1,238
208,550 (a) National Industrialization Co 736
26,332 Navin Fluorine International Ltd 985
11,762 Neogen Chemicals Ltd 169
513,869 (a) New Gold, Inc 865
4,648 NewMarket Corp 2,950
1,995,444 Newmont Goldcorp Corp 71,517
1,410,307 Nickel Industries Ltd 744
230,681 Nihon Parkerizing Co Ltd 1,858
1,131,000 (b) Nine Dragons Paper Holdings Ltd 472
65,700 Ningbo Shanshan Co Ltd 106
408,106 Ningxia Baofeng Energy Group Co Ltd 885
104,566 Nippon Kayaku Co Ltd 897
377,903 Nippon Light Metal Holdings Co Ltd 4,484
835,400 Nippon Paint Co Ltd 6,013
77,980 (b) Nippon Paper Industries Co Ltd 603
142,700 Nippon Pillar Packing Co Ltd 5,801
80,512 Nippon Shokubai Co Ltd 786
17,684 Nippon Soda Co Ltd 708
714,627 (b) Nippon Steel Corp 17,197
106,200 Nissan Chemical Industries Ltd 4,022
30,114 Nittetsu Mining Co Ltd 971
119,900 Nitto Denko Corp 10,964
878,048 NMDC Ltd 2,131
623,733 (a) NMDC Steel Ltd 410
102,670 NOCIL Ltd 309
154,146 NOF Corp 2,111
2,259,926 Norsk Hydro ASA 12,419
204,111 Northam Platinum Holdings Ltd 1,217
55,538 Northern Region Cement Co 148
960,377 Northern Star Resources Ltd 9,062
212,183 (a) Novagold Resources, Inc 634
337,319 Novozymes A.S. 19,842
309,572 Nucor Corp 61,264
298,211 Nufarm Ltd 1,069
41,678 Nuh Cimento Sanayi AS. 378
686,799 Nutrien Ltd 37,312
109,674 (a) Nuvoco Vistas Corp Ltd 404
2,920,707 OceanaGold Corp 6,598
4,110 OCI Co Ltd 262
11,133 OCI Co Ltd 778
74,017 OCI NV 2,029
582,200 (b) OJI Paper Co Ltd 2,417
7,200 Okamoto Industries, Inc 234
106,898 Olin Corp 6,286
56,550 Olympic Steel, Inc 4,008
119,157 Omnia Holdings Ltd 371
828,248 (b) Orbia Advance Corp SAB de C.V. 1,733
402,071 Orica Ltd 4,782

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
70,758 Orient Cement Ltd $ 167
474,000 Oriental Union Chemical Corp 267
1,245 (a) Orissa Minerals Development Co Ltd 88
184,329 (a),(b) Orla Mining Ltd 698
6,756,076 Orora Ltd 11,972
9,100 Osaka Organic Chemical Industry Ltd 192
12,000 (b) Osaka Soda Co Ltd 763
4,000 Osaka Steel Co Ltd 58
25,300 (b) Osaka Titanium Technologies 437
133,205 (b) Osisko Gold Royalties Ltd 2,186
277,515 (a) Osisko Mining, Inc 570
295,734 (a),(b) Outokumpu Oyj 1,286
258,250 (a) Oyak Cimento Fabrikalari AS 483
1,064,800 Pabrik Kertas Tjiwi Kimia Tbk PT 479
438,812 Packaging Corp of America 83,278
99,850 Pactiv Evergreen, Inc 1,430
1,635,687 Pan African Resources plc 465
1,141,469 (b) Pan American Silver Corp (Toronto) 17,208
508,266 (a) Pangang Group Vanadium Titanium & Resources Co Ltd 213
229,073 (c) Paradeep Phosphates Ltd 183
133,015 PCBL Ltd 428
3,840,216 Perenti Ltd 2,452
5,807,613 Perseus Mining Ltd 8,144
979,003 (a) Petkim Petrokimya Holding 605
2,470,415 Petronas Chemicals Group Bhd 3,547
13,469 PI Advanced Materials Co Ltd 220
75,111 PI Industries Ltd 3,490
130,938 Pidilite Industries Ltd 4,736
2,406,136 (b) Pilbara Minerals Ltd 6,004
162,900 (a) PMB Technology Bhd 90
574 Politeknik Metal Sanayi ve Ticaret AS. 365
15,541 Polyplex Corp Ltd 143
83,644 Poongsan Corp 3,127
166,049 Portucel Empresa Produtora de Pasta e Papel S.A. 726
69,232 POSCO 21,685
17,535 (a) POSCO M-Tech Co Ltd 299
98,595 PPG Industries, Inc 14,286
1,513,468 Press Metal Aluminium Holdings Bhd 1,490
126,676 (a) Prism Johnson Ltd 272
3,102,400 PT Aneka Tambang Tbk 313
984,500 PT Indocement Tunggal Prakarsa Tbk 543
2,820,323 PT Semen Gresik Persero Tbk 1,050
2,163 (a) PTC Industries Ltd 191
1,919,509 PTT Global Chemical PCL 2,012
38,116 Qassim Cement Co 591
2,262,375 Qatar Aluminum Manufacturing Co 818
228,227 Qatari Investors Group QSC 103
263,900 (a) Qinghai Salt Lake Industry Co Ltd 581
1,080 Quaker Chemical Corp 222
117,923 Rain Industries Ltd 214
15,226 Rajratan Global Wire Ltd 106
69,861 Rallis India Ltd 210
87,191 Ramco Cements Ltd 849
889,092 Ramelius Resources Ltd 1,079
302,521 Ramkrishna Forgings Ltd 2,514
42,885 Rashtriya Chemicals & Fertilizers Ltd 66
41,807 Ratnamani Metals & Tubes Ltd 1,404
32,234 (b) Recticel S.A. 380
2,046,643 (a) Red 5 Ltd 508
613,912 (a) Regis Resources Ltd 807
136,002 Reliance Steel & Aluminum Co 45,449
155,683 Rengo Co Ltd 1,187
1,769,986 (a) Resolute Mining Ltd 496
50,762 Rhi Magnesita India Ltd 337

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
15,767 RHI Magnesita NV $ 703
310,081 Rio Tinto Ltd 24,610
827,366 Rio Tinto plc 52,310
568,824 Rongsheng Petrochemical Co Ltd 854
12,742 Rossari Biotech Ltd 104
50,600 Royal Gold, Inc 6,164
362,760 Ryerson Holding Corp 12,152
207,179 SABIC Agri-Nutrients Co 6,774
302,405 Sahara International Petrochemical Co 2,496
32,600 Sakata INX Corp 339
137,238 Salzgitter AG. 3,585
4,273 Sam-A Aluminum Co Ltd 271
19,000 San Fu Chemical Co Ltd 95
373,321 Sandfire Resources Ltd 2,162
208,264 (b) Sandstorm Gold Ltd 1,092
28,466 Sandur Manganese & Iron Ores Ltd 123
55,711 Sanyo Chemical Industries Ltd 1,553
15,206 Sanyo Special Steel Co Ltd 225
440,193 Sappi Ltd 1,169
102,500 Sarda Energy & Minerals Ltd 250
1,109,092 (a) Sasa Polyester Sanayi AS 1,475
501,307 (b) Sasol Ltd 3,874
187,820 Satellite Chemical Co Ltd 443
711,718 (a) Saudi Arabian Mining Co 9,583
43,429 Saudi Aramco Base Oil Co 1,939
785,334 Saudi Basic Industries Corp 16,356
60,137 Saudi Cement Co 747
311,977 Saudi Industrial Investment Group 1,861
645,382 (a) Saudi Kayan Petrochemical Co 1,552
13,484 (a) Saudi Steel Pipe Co 247
977,100 SCG Packaging PCL 771
664,000 Scientex BHD 579
31,512 (b) Scotts Miracle-Gro Co (Class A) 2,350
58,512 (a) Seabridge Gold, Inc 885
11,934 SeAH Besteel Holdings Corp 201
1,348 SeAH Steel Holdings Corp 232
105,536 Sealed Air Corp 3,926
8,218,300 (a),(d) Sekawan Intipratama Tbk PT 0 ^
15,455 Semapa-Sociedade de Investimento e Gestao 249
87,648 Shandong Gold Mining Co Ltd - A 318
304,255 (c) Shandong Gold Mining Co Ltd - H 619
148,707 Shandong Hualu Hengsheng Chemical Co Ltd 521
380,666 Shandong Nanshan Aluminum Co Ltd 178
129,511 Shandong Sun Paper Industry JSC Ltd 253
241,200 Shanghai Chlor-Alkali Chemical Co Ltd 117
80,777 Shanghai Putailai New Energy Technology Co Ltd 213
157,629 (a) Shanxi Meijin Energy Co Ltd 140
331,363 Shanxi Taigang Stainless Steel Co Ltd 162
35,775 Sharda Cropchem Ltd 138
36,048 Shenzhen Capchem Technology Co Ltd 170
47,100 Shenzhen YUTO Packaging Technology Co Ltd 159
192,799 Sherwin-Williams Co 66,965
100,000 (a) Shihlin Paper Corp 177
25,100 Shikoku Kasei Holdings Corp 293
6,900 (b) Shinagawa Refractories Co Ltd 87
2,294,500 Shin-Etsu Chemical Co Ltd 100,641
248,703 Shin-Etsu Polymer Co Ltd 2,532
802,000 Shinkong Synthetic Fibers Corp 393
78,000 Shiny Chemical Industrial Co Ltd 468
11,310 Shivalik Bimetal Controls Ltd 71
1,622,000 Shougang Fushan Resources Group Ltd 555
141,900 Showa Denko KK 3,306
7,645 Shree Cement Ltd 2,360
31,129 Shyam Metalics & Energy Ltd 221

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
666,283 Siam Cement PCL $ 4,675
86,800 Siam City Cement PCL 333
1,505,262 (b) Sibanye Stillwater Ltd 1,723
321,000 Sichuan Hebang Biotechnology Co Ltd 102
301,444 (b) SIG Group AG. 6,684
39,023 (b) Sika AG. 11,611
407,129 Silgan Holdings, Inc 19,770
1,240,172 (a) Silver Lake Resources Ltd 1,003
162,896 (b) Silvercorp Metals, Inc 530
109,641 (a),(b) SilverCrest Metals, Inc 731
126,928 Sims Ltd 1,052
1,490,000 Sinofert Holdings Ltd 156
81,600 Sinoma Science & Technology Co Ltd 170
39,188 Sinomine Resource Group Co Ltd 198
217,000 Sinon Corp 265
8,138 SK Chemicals Co Ltd 382
30,880 (a),(c) SK IE Technology Co Ltd 1,677
14,870 SKC Co Ltd 1,322
28,568 Skshu Paint Co Ltd 129
1,028,661 Smurfit Kappa Group plc 46,903
27,919 SOL S.p.A. 1,000
434,000 Solar Applied Materials Technology Corp 672
58,924 (a) Solaris Resources, Inc 208
60,404 (b) Solvay S.A. 1,649
72,419 Sonoco Products Co 4,189
2,946 Soulbrain Co Ltd 641
3,686 Soulbrain Holdings Co Ltd 164
3,794,889 South32 Ltd 7,405
5,000 South32 Ltd 10
36,787 (b) Southern Copper Corp 3,919
44,812 Southern Province Cement Co 470
127,028 SRF Ltd 3,906
189,360 Ssab Svenskt Stal AB (Series A) 1,399
1,083,433 Ssab Svenskt Stal AB (Series B) 8,000
372,834 (b) SSR Mining, Inc 1,663
419,676 (b) SSR Mining, Inc 1,868
28,639 (a) Star Cement Ltd 78
25,601 Steel Dynamics, Inc 3,795
26,175 (b) Stelco Holdings, Inc 863
40,546 Stella-Jones, Inc 2,365
2,054 STO AG. 351
38,037 Stora Enso Oyj (R Shares) 529
51,624 Sumitomo Bakelite Co Ltd 1,556
1,021,700 (b) Sumitomo Chemical Co Ltd 2,214
94,336 Sumitomo Chemical India Ltd 394
206,700 Sumitomo Metal Mining Co Ltd 6,172
288,621 (b) Sumitomo Osaka Cement Co Ltd 7,221
912,556 (a) Summit Materials, Inc 40,673
121,715 SunCoke Energy, Inc 1,372
29,100 Sunresin New Materials Co Ltd 180
161,664 Supreme Industries Ltd 8,220
64,386 Supreme Petrochem Ltd 482
7,067,200 (a) Surya Esa Perkasa Tbk PT 301
17,277 Surya Roshni Ltd 106
671,017 Suzano SA 8,560
602,509 (b) Svenska Cellulosa AB (B Shares) 9,263
128,912 (a),(b) Syensqo S.A. 12,215
258,511 Symrise AG. 30,947
24,900 (b) T Hasegawa Co Ltd 502
1,327,344 TA Chen Stainless Pipe 1,540
269 Taekwang Industrial Co Ltd 153
93,300 Taiheiyo Cement Corp 2,149

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,825,145 Taiwan Cement Corp $ 2,796
519,000 Taiwan Fertilizer Co Ltd 1,027
203,000 Taiwan Hon Chuan Enterprise Co Ltd 927
29,000 Taiyo Ink Manufacturing Co Ltd 639
153,219 Taiyo Nippon Sanso Corp 4,807
6,355 Takasago International Corp 144
59,014 Takiron Co Ltd 262
248,216 (a) Taseko Mines Ltd 533
118,618 Tata Chemicals Ltd 1,542
4,221,684 Tata Steel Ltd 7,916
6,430 Tatva Chintan Pharma Chem Pvt Ltd 83
13,329 TCC Steel 598
624,575 Teck Cominco Ltd (Class B) 28,588
244,422 Teck Resources Ltd 11,190
140,100 Teijin Ltd 1,272
56,400 Tenma Corp 844
112,221 Ternium S.A. (ADR) 4,671
19,203 (b) Tessenderlo Chemie NV 502
1,128,755 ThyssenKrupp AG. 6,055
1,306,000 Tiangong International Co Ltd 276
251,200 Tianqi Lithium Corp 1,658
192,900 Tianshan Aluminum Group Co Ltd 171
686,100 Tipco Asphalt PCL 299
101,673 Titan Cement International S.A. 2,912
12,591 TKG Huchems Co Ltd 188
582,400 TOA Paint Thailand PCL 326
64,703 Toagosei Co Ltd 678
23,624 (b) Toho Titanium Co Ltd 245
157,929 Tokai Carbon Co Ltd 1,047
4,100 Tokushu Tokai Paper Co Ltd 108
48,541 Tokuyama Corp 850
78,042 Tokyo Ohka Kogyo Co Ltd 2,367
157,404 Tokyo Steel Manufacturing Co Ltd 1,726
564,000 Ton Yi Industrial Corp 252
95,378 Tongkun Group Co Ltd 177
835,200 Tongling Nonferrous Metals Group Co Ltd 452
1,240,781 Toray Industries, Inc 5,958
63,823 (a) Torex Gold Resources, Inc 940
1,065,500 Tosoh Corp 14,479
3,300 (b) Toyo Gosei Co Ltd 212
24,300 Toyo Ink Manufacturing Co Ltd 472
102,700 Toyo Seikan Kaisha Ltd 1,617
60,148 Toyobo Co Ltd 442
5,268,000 TPI Polene PCL 196
56,992 Transcontinental, Inc 619
154,460 Tredegar Corp 1,007
193,180 Trimas Corp 5,164
41,097 (b) Triple Flag Precious Metals Corp 594
506,000 TSRC Corp 368
383,000 Tung Ho Steel Enterprise Corp 822
369,643 UACJ Corp 10,574
74,526 UBE Industries Ltd 1,328
100,912 Ultra Tech Cement Ltd 11,817
8,333 (b) Umicore S.A. 180
38,260 Uniao de Industrias Petroquimicas S.A. 509
2,087 Unid Co Ltd 126
72,384 United States Steel Corp 2,952
336,810 Universal Cement Corp 332
575,000 UPC Technology Corp 238
420,076 UPL Ltd 2,301
223,849 UPM-Kymmene Oyj 7,458
129,890 Usha Martin Ltd 497

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
661,000 USI Corp $ 329
385,300 Usinas Siderurgicas de Minas Gerais S.A. (Preference) 769
6,350,910 Vale S.A. 77,028
624,812 Vedanta Ltd 2,045
58,651 (c) Verallia S.A. 2,280
11,215 Vetropack Holding AG. 405
159,486 Vicat S.A. 6,291
67,842 Victrex plc 1,112
16,326 Vidrala S.A. 1,695
20,806 Vinati Organics Ltd 367
5,225 Voestalpine AG. 147
17,612 (a) VT Co Ltd 230
26,387 Vulcan Materials Co 7,202
60,530 Vulcan Steel Ltd 333
12,493 Wacker Chemie AG. 1,409
178,196 Wanhua Chemical Group Co Ltd 1,986
43,562 Weihai Guangwei Composites Co Ltd 183
63,753 Welspun Corp Ltd 394
116,808 (a) Wesdome Gold Mines Ltd 870
862,225 (a) West African Resources Ltd 675
2,230,000 West China Cement Ltd 294
30,238 West Coast Paper Mills Ltd 215
52,031 West Fraser Timber Co Ltd 4,493
92,400 Western Mining Co Ltd 237
31,291 Western Superconducting Technologies Co Ltd 161
344,634 Westgold Resources Ltd 590
316,430 Westlake Chemical Corp 48,351
419,545 Westrock Co 20,747
389,108 Wheaton Precious Metals Corp 18,327
42,340 (b) Wheaton Precious Metals Corp 1,995
84,323 Wienerberger AG. 3,072
24,268 (b) Winpak Ltd 726
46,300 Worthington Industries, Inc 2,881
99,400 Worthington Steel, Inc 3,563
32,600 (a),(b) W-Scope Corp 118
73,915 Xiamen Tungsten Co Ltd 199
78,778 Yamama Cement Co 707
172,105 Yamato Kogyo Co Ltd 9,790
53,756 Yanbu Cement Co 421
244,803 Yanbu National Petrochemical Co 2,430
5,296 Yara International ASA 168
233,000 YC INOX Co Ltd 183
838,150 Yieh Phui Enterprise Co Ltd 400
161,723 (a) Yintai Gold Co Ltd 379
14,955 Yodogawa Steel Works Ltd 453
21,840 YongXing Special Materials Technology Co Ltd 144
9,285 Youlchon Chemical Co Ltd 259
148 Young Poong Corp 52
904,000 Yuen Foong Yu Paper Manufacturing Co Ltd 842
68,900 Yunnan Aluminium Co Ltd 130
403,100 Yunnan Chihong Zinc&Germanium Co Ltd 309
45,784 Yunnan Energy New Material Co Ltd 258
138,100 Yunnan Tin Co Ltd 276
182,600 Yunnan Yuntianhua Co Ltd 468
115,500 Zangge Mining Co Ltd 476
114,716 Zeon Corp 999
569,500 Zhaojin Mining Industry Co Ltd 776
39,738 Zhejiang Huayou Cobalt Co Ltd 146
174,836 Zhejiang Juhua Co Ltd 567
210,200 Zhejiang Longsheng Group Co Ltd 242
121,300 Zhongjin Gold Corp Ltd 208
25,147 Zignago Vetro S.p.A. 360

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
4,795,232 Zijin Mining Group Co Ltd $ 9,607
2,166,466 Zijin Mining Group Co Ltd (Class A) 4,835
TOTAL MATERIALS 5,460,038
MEDIA & ENTERTAINMENT - 5.7%
121,123 37 Interactive Entertainment Network Technology Group Co Ltd 296
21,829 4imprint Group plc 1,743
370,809 (a) Adevinta ASA 3,887
316,510 (a) Affle India Ltd 3,964
32,428 AfreecaTV Co Ltd 2,967
10,130,000 (a),(b) Alibaba Pictures Group Ltd 590
8,157,165 (a) Alphabet, Inc 1,242,010
8,201,314 (a) Alphabet, Inc (Class A) 1,237,824
15,800 (a),(b) Anycolor, Inc 272
12,459 Arabian Contracting Services Co 741
117,488 Arnoldo Mondadori Editore S.p.A. 295
348,092 (a),(b) Ascential plc 1,333
782,200 Astro Malaysia Holdings Bhd 50
279,496 Atresmedia Corp de Medios de Comunicacion S.A. 1,337
1,581,022 (c) Auto Trader Group plc 13,962
29,223 Autohome, Inc (ADR) 766
118,759 Avex Group Holdings, Inc 1,006
5,213,398 (a) Baidu, Inc 68,632
99,546 (a) Baidu, Inc (ADR) 10,480
198,357 Beijing Enlight Media Co Ltd 284
20,018 (a),(b) Believe S.A. 366
6,400 (a),(b) Bengo4.com, Inc 142
29,669 (a),(b) Better Collective A.S. 797
78,508 (a),(b) Bilibili, Inc 891
25,918 Bollore SE 173
285,914 (a),(b) Borussia Dortmund GmbH & Co KGaA 1,033
108,380 (a) Boston Omaha Corp 1,676
1,021,373 Brightcom Group Ltd 169
110,200 (a) Bumble, Inc 1,251
4,292 Cable One, Inc 1,816
290,400 Capcom Co Ltd 5,440
683,639 carsales.com Ltd 16,070
53,060 CD Projekt S.A. 1,552
19,001 (a) Charter Communications, Inc 5,522
56,488 Cheil Worldwide, Inc 783
161,865 (a),(d) Chennai Super Kings Cricket Ltd 14
105,200 China Film Co Ltd 178
166,158 (a),(c) China Literature Ltd 557
4,804,000 (a),(b) China Ruyi Holdings Ltd 1,223
47,041 (a),(b) Cineplex, Inc 256
51,976 (a) CJ CGV Co Ltd 215
8,813 CJ ENM Co Ltd 513
710,620 (a),(b) Clear Channel Outdoor Holdings, Inc 1,173
77,050 (a),(b),(c) Cloud Music, Inc 910
1,070,000 (a),(b) CMGE Technology Group Ltd 157
11,647 Cogeco Communications, Inc 517
44,018 (a) COLOPL, Inc 179
7,186 Com2uSCorp 226
8,701,771 Comcast Corp (Class A) 377,222
8,606 (a) Connectwave Co Ltd 89
1,857,300 (a) Converge Information and Communications Technology Solutions, Inc 329
63,100 (a),(b) Cover Corp 1,009
298,714 CTS Eventim AG. 26,559
331,800 CyberAgent, Inc 2,413
171,292 Cyfrowy Polsat S.A. 460
64,762 Daiichikosho Co Ltd 820
23,264 DB Corp Ltd 74

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
59,311 (a),(b) Dena Co Ltd $ 586
126,000 Dentsu, Inc 3,499
5,990 (a) Devsisters Co Ltd 216
174,994 Domain Holdings Australia Ltd 374
7,801,100 Elang Mahkota Teknologi Tbk PT 215
318,533 Electronic Arts, Inc 42,260
618,832 (a),(b) Embracer Group AB 1,348
315,220 (b) Entravision Communications Corp (Class A) 517
113,339 (b) Eutelsat Communications 494
1,138,400 (a) Eventbrite, Inc 6,238
70,104 EVT Ltd 567
67,290 (a) EW Scripps Co (Class A) 264
933,607 Focus Media Information Technology Co Ltd 840
37,300 Fuji Television Network, Inc 452
77,182 Future plc 598
1,307,640 (a),(b) Gannett Co, Inc 3,191
78,400 Giant Network Group Co Ltd 133
163,700 Gray Television, Inc 1,035
51,750 Gree, Inc 165
326,720 (a),(b) Grindr, Inc 3,310
1,806,600 (b) Grupo Televisa S.A. 1,145
6,112,450 (b) Grupo Televisa SAB (ADR) 19,560
380,243 (a) GungHo Online Entertainment, Inc 6,085
154,800 Hakuhodo DY Holdings, Inc 1,395
103,700 Hello Group, Inc (ADR) 644
67,589 Hemnet Group AB 2,068
5,907,101 (a),(b),(e) HUYA, Inc (ADR) 26,877
17,576 HYBE Co Ltd 2,990
55,926 (a) IAC, Inc 2,983
450,306 (a),(e) iClick Interactive Asia Group Ltd (ADR) 1,783
666,400 (a),(b),(c) iDreamSky Technology Holdings Ltd 218
718,000 IGG, Inc 303
59,360 Info Edge India Ltd 3,989
18,553 Infocom Corp 328
2,971,060 Informa plc 31,172
19,160 Innocean Worldwide, Inc 319
947,230 (a) Integral Ad Science Holding Corp 9,444
94,000 International Games System Co Ltd 3,306
32,111 IPSOS 2,264
182,748 (a),(b) iQIYI, Inc (ADR) 773
2,922,121 ITV plc 2,726
51,382 (a) JC Decaux S.A. 997
147,800 Jiangsu Phoenix Publishing & Media Corp Ltd 226
148,305 JOYY, Inc (ADR) 4,560
23,699 (a) Just Dial Ltd 229
91,942 (a),(b) Juventus Football Club S.p.A 225
21,323 JYP Entertainment Corp 1,124
69,524 (b) Kadokawa Corp 1,222
106,400 Kakaku.com, Inc 1,291
265,109 Kakao Corp 10,716
24,956 (a) Kakao Games Corp 433
191,000 Kanzhun Ltd (ADR) 3,348
10,177 Kinepolis Group NV 467
139,372 Kingnet Network Co Ltd 216
400,310 Kingsoft Corp Ltd 1,235
68,400 (b) Koei Tecmo Holdings Co Ltd 729
78,200 Konami Corp 5,327
24,452 (a),(c) Krafton, Inc 4,541
1,959,100 (a),(c) Kuaishou Technology 12,332
36,400 Kunlun Tech Co Ltd 205
18,766 (a) Liberty Media Corp-Liberty Formula One (Class A) 1,102
145,791 (a) Liberty Media Corp-Liberty Formula One (Class C) 9,564

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
15,821 (a) Liberty Media Corp-Liberty Live (Class A) $ 670
62,448 (a) Liberty Media Corp-Liberty Live (Class C) 2,736
275,606 (a) Liberty Media Corp-Liberty SiriusXM 8,188
56,908 (a) Liberty Media Corp-Liberty SiriusXM (Class A) 1,690
342,890 (a),(b) Lions Gate Entertainment Corp (Class A) 3,412
118,160 (a) Lions Gate Entertainment Corp (Class B) 1,100
115,295 (a) Live Nation, Inc 12,195
19,785 M6-Metropole Television 295
14,212 (a) Madison Square Garden Sports Corp 2,622
1,245,571 (a) Magnite, Inc 13,390
486,900 Major Cineplex Group PCL (Foreign) 195
93,922 Mango Excellent Media Co Ltd 318
273,400 (a),(c) Maoyan Entertainment 334
1,370,796 (a) Match Group, Inc 49,732
7,194,900 Media Nusantara Citra Tbk PT 153
246,500 Megacable Holdings SAB de C.V. 687
2,275,500 (b),(c) Meitu, Inc 956
3,999,427 Meta Platforms, Inc 1,942,042
710,195 MFE-MediaForEurope NV 1,844
35,351 (b) MFE-MediaForEurope NV 123
279,390 Mixi Inc 4,835
474,000 (a),(b),(c) Mobvista, Inc 187
59,615 (a) Modern Times Group MTG AB 465
1,065,149 Moneysupermarket.com Group plc 2,954
214,280 MultiChoice Group 1,285
110,954 Naver Corp 15,415
26,530 (a) Nazara Technologies Ltd 214
11,742 NCSoft Corp 1,796
10,837 Neowiz 178
165,500 NetDragon Websoft Holdings Ltd 232
2,591,030 NetEase, Inc 53,690
475,145 (a) NetFlix, Inc 288,570
20,513 (a),(c) Netmarble Corp 961
123,902 (a) Network18 Media & Investments Ltd 129
121,811 New York Times Co (Class A) 5,265
285,913 News Corp (Class A) 7,485
87,844 News Corp (Class B) 2,377
1,814,500 Nexon Co Ltd 30,160
21,265 (a) Nexon Games Co Ltd 219
24,333 Nexstar Media Group, Inc 4,192
68,866 Next 15 Group plc 803
10,648 NHN Corp 200
1,082,925 Nine Entertainment Co Holdings Ltd 1,206
2,321,790 Nintendo Co Ltd 126,688
42,300 Nippon Television Holdings, Inc 619
360,238 Omnicom Group, Inc 34,857
842,712 oOh!media Ltd 977
266,800 Oriental Pearl Group Co Ltd 268
123,791 Paradox Interactive AB 2,174
9,109 (b) Paramount Global (Class A) 199
1,467,974 Paramount Global (Class B) 17,278
22,498 (a) Pearl Abyss Corp 507
73,400 People.cn Co Ltd 271
73,434 Perfect World Co Ltd 108
99,639 (a) Perion Network Ltd 2,243
438,640 (a) Pinterest, Inc 15,208
1,584,400 Plan B Media Pcl 376
17,580 Playtika Holding Corp 124
114,828 ProSiebenSat. Media AG. 806
604,396 Publicis Groupe S.A. 65,892
58,139 (a) PVR Ltd 926
160,870 (a) QuinStreet, Inc 2,841

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
42,472 REA Group Ltd $ 5,132
163,947 RELX plc 7,102
1,628,022 Rightmove plc 11,284
93,752 (a) Roku, Inc 6,110
531,960 RS PCL 188
64,820 Saregama India Ltd 270
30,241 (a) Saudi Research & Media Group 2,320
57,765 Schibsted ASA 1,845
76,864 Schibsted ASA (B Shares) 2,326
178,112 (c) Scout24 SE 13,419
1,181,566 (a) Sea Ltd (ADR) 63,462
274,287 Seek Ltd 4,473
61,300 Septeni Holdings Co Ltd 186
312,660 SES S.A. 2,084
7,601 (b) Shochiku Co Ltd 497
127,100 Sky Perfect Jsat Corp 866
8,952 SM Entertainment Co Ltd 568
617,600 (a),(b),(d) SMI Holdings Group Ltd 1
345,781 (a) Snap, Inc 3,970
140,737 (b) Societe Television Francaise 1 1,286
52,000 Soft-World International Corp 232
103,992 (a) Spotify Technology S.A. 27,443
72,600 (b) Square Enix Co Ltd 2,800
1,772,778 (a) Stillfront Group AB 1,577
26,536 Stroeer SE & Co KGaA 1,615
8,878 (a) Studio Dragon Corp 303
374,910 Sun TV Network Ltd 2,702
20,124,700 Surya Citra Media Tbk PT 179
123,255 (a) Take-Two Interactive Software, Inc 18,302
97,105 (a) Team17 Group plc 288
8,508,125 Tencent Holdings Ltd 331,391
1,468,565 (a) Tencent Music Entertainment Group (ADR) 16,433
46,562 TKO Group Holdings, Inc 4,023
35,000 (b) Toei Animation Co Ltd 703
21,920 Toei Co Ltd 556
90,400 Toho Co Ltd 3,002
27,300 Tokyo Broadcasting System, Inc 761
242,800 (a) Tongdao Liepin Group 93
356,226 (a) TripAdvisor, Inc 9,900
222,930 (a),(c) Trustpilot Group plc 559
15,151 TV Asahi Corp 209
345,822 (a) TV18 Broadcast Ltd 194
2,450 TX Group AG. 405
577,760 (a) Ubisoft Entertainment 12,153
790,719 Universal Music Group NV 23,761
10,958 ValueCommerce Co Ltd 77
32,335 Vector, Inc 251
4,280,800 VGI PCL 196
1,477,600 (a) Vimeo, Inc 6,043
978,043 Vivendi Universal S.A. 10,659
3,590,598 Walt Disney Co 439,346
135,000 (a) Wanda Film Holding Co Ltd 285
416,266 (a),(b) Warner Bros Discovery, Inc 3,634
34,801 Webzen, Inc 427
59,600 Weibo Corp (ADR) 542
15,227 (a) Wemade Co Ltd 685
35,607 WPP plc 337
70,884 (a) Wysiwyg Studios Co Ltd 131
188,400 (a),(b) XD, Inc 384
167,650 (a) Yelp, Inc 6,605
10,159 YG Entertainment, Inc 347
80,594 YouGov plc 1,017

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,144,000 Z Holdings Corp $ 5,431
690,711 ZEE Telefilms Ltd 1,154
130,000 Zengame Technology Holding Ltd 59
19,150 Zenrin Co Ltd 108
486,013 (a) Zhejiang Century Huatong Group Co Ltd 320
114,200 (a),(b) Zhihu, Inc 155
219,859 (a) Ziff Davis, Inc 13,860
556,900 ZIGExN Co Ltd 2,218
343,634 (a) ZoomInfo Technologies, Inc 5,508
TOTAL MEDIA & ENTERTAINMENT 7,116,590
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.7%
66,804 (a) 10X Genomics, Inc 2,507
1,266,500 (c) 3SBio, Inc 969
33,648 Aarti Drugs Ltd 176
2,831,780 AbbVie, Inc 515,667
26,827 (a) Abivax S.A. 388
28,409 (a) ABLBio, Inc 528
135,280 (a) Acadia Pharmaceuticals, Inc 2,501
74,914 Adcock Ingram Holdings Ltd 218
91,261 AddLife AB 954
241,480 (a),(b) Adicet Bio, Inc 567
266,000 Adimmune Corp 220
3,388,270 (a) ADMA Biologics, Inc 22,363
16,998 (a) Aether Industries Ltd 159
40,361 Agilent Technologies, Inc 5,873
166,600 (a),(b) AIM Vaccine Co Ltd 173
39,343 Ajanta Pharma Ltd 1,054
212,000 (a),(b),(c) Akeso, Inc 1,265
39,863 Alembic Pharmaceuticals Ltd 472
105,096 (a) ALK-Abello A.S. 1,896
57,595 Almirall S.A. 514
209,959 (a) Alnylam Pharmaceuticals, Inc 31,378
328,000 (a),(b),(c) Alphamab Oncology 190
153,380 (a) Alpine Immune Sciences, Inc 6,080
28,978 (a) Alteogen, Inc 4,468
428,335 (a),(b) Altimmune, Inc 4,360
591,337 Amgen, Inc 168,129
7,380 AMI Organics Ltd 97
1,650,510 (a) Amneal Pharmaceuticals, Inc 10,002
75,840 (a) ANI Pharmaceuticals, Inc 5,243
152,871 (a) Anika Therapeutics, Inc 3,883
75,728 (a) Apellis Pharmaceuticals, Inc 4,451
1,062,614 (a) Ardelyx, Inc 7,757
143,750 (a) Argenx SE 56,677
181,900 (a),(b),(c) Ascentage Pharma Group International 413
436,315 Aspen Pharmacare Holdings Ltd 5,054
373,800 Astellas Pharma, Inc 4,016
5,453 AstraZeneca Pharma India Ltd 348
1,989,178 AstraZeneca plc 267,234
337,441 AstraZeneca plc (ADR) 22,862
94,490 (a) Astria Therapeutics, Inc 1,330
6,562 Asymchem Laboratories Tianjin Co Ltd 81
849,831 (a),(b) Aurinia Pharmaceuticals, Inc 4,258
114,496 Aurobindo Pharma Ltd 1,500
58,652 (a) Avantor, Inc 1,500
468,270 (a) Avidity Biosciences, Inc 11,950
115,950 (a),(b) Axsome Therapeutics, Inc 9,253
32,823 (b) Bachem Holding AG. 3,143
9,123 (a),(b) Basilea Pharmaceutica 381
214,522 (a) Bausch Health Cos, Inc 2,273
60,415 (a) Bavarian Nordic AS 1,353

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
59,708 Bayer AG. $ 1,829
291,800 (a) BeiGene Ltd 3,511
23,400 Beijing Tiantan Biological Products Corp Ltd 83
205,000 (b) Beijing Tong Ren Tang Chinese Medicine Co Ltd 235
34,400 Beijing Tongrentang Co Ltd 198
13,958 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 134
30,598 (a),(b),(c) BioArctic AB 616
319,816 Biocon Ltd 1,017
467,800 (a),(b) BioCryst Pharmaceuticals, Inc 2,376
191,923 BioGaia AB 2,239
19,719 (a) Biogen, Inc 4,252
66,706 (a) Biohaven Ltd 3,648
369,339 (a) BioMarin Pharmaceutical, Inc 32,258
15,763 (a) Bioneer Corp 354
14,895 (a) Bio-Rad Laboratories, Inc (Class A) 5,152
50,409 Biotage AB 856
13,457 Bio-Techne Corp 947
9,649 Bloomage Biotechnology Corp Ltd 75
45,674 (a),(c) BoneSupport Holding AB 973
46,564 Bora Pharmaceuticals Co Ltd 940
22,082 Boryung 217
1,730,071 Bristol-Myers Squibb Co 93,822
41,281 (a) Brooks Automation, Inc 2,488
54,055 Bruker BioSciences Corp 5,078
34,686 (a),(b) Calliditas Therapeutics AB 367
22,697 (a) Camurus AB 1,076
70,200 (a),(b),(c) CanSino Biologics, Inc 143
66,914 Caplin Point Laboratories Ltd 1,058
13,770 Caregen Co Ltd 233
263,000 (a),(b),(c) CARsgen Therapeutics Holdings Ltd 203
330,501 (a) Catalent, Inc 18,657
28,469 (a),(d) Cellivery Therapeutics, Inc 0 ^
7,163 (a) Celltrion Pharm Inc 552
130,220 Celltrion, Inc 17,782
407,385 Center Laboratories, Inc 554
10,014 Changchun High & New Technology Industry Group, Inc 168
23,892 (a) Charles River Laboratories International, Inc 6,474
13,057 Chemometec A.S. 804
564,660 China Medical System Holdings Ltd 593
701,500 (c) China Resources Pharmaceutical Group Ltd 449
28,320 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 207
984,000 China Shineway Pharmaceutical Group Ltd 1,225
389 (a),(d) Chinook Therapeutics, Inc 0 ^
5,388 Chong Kun Dang Pharmaceutical Corp 455
23,400 (a) Chongqing Taiji Industry Group Co Ltd 110
56,970 Chongqing Zhifei Biological Products Co Ltd 357
661,700 Chugai Pharmaceutical Co Ltd 25,287
461,977 Cipla Ltd 8,305
2,592,000 (b) CK Life Sciences International Holdings, Inc 111
31,807 (b) Clinuvel Pharmaceuticals Ltd 298
428,714 (a) Codexis, Inc 1,496
11,079 (a) Concord Biotech Ltd 203
288,000 Consun Pharmaceutical Group Ltd 206
6,900 (b) COSMO Pharmaceuticals NV 546
299,915 (a) Crinetics Pharmaceuticals, Inc 14,039
189,422 (a),(b) Cronos Group, Inc 496
393,322 CSL Ltd 73,798
68,800 CSPC Innovation Pharmaceutical Co Ltd 355
6,726,054 CSPC Pharmaceutical Group Ltd 5,294
83,219 (a) CureVac NV 257
162,495 (a) Cytokinetics, Inc 11,393
14,189 Daewoong Co Ltd 218

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,152 Daewoong Pharmaceutical Co Ltd $ 286
4,511,700 Daiichi Sankyo Co Ltd 143,557
1,295,706 Danaher Corp 323,564
689,238 (a),(b) Deciphera Pharmaceuticals, Inc 10,842
101,300 (a) Denali Therapeutics, Inc 2,079
15,696 Dermapharm Holding SE 553
50,684 Divi's Laboratories Ltd 2,098
3,064 Dong-A Socio Holdings Co Ltd 268
5,323 Dong-A ST Co Ltd 296
324,871 Dong-E-E-Jiao Co Ltd 2,734
13,689 DongKook Pharmaceutical Co Ltd 174
176,360 Dr Reddy's Laboratories Ltd 13,034
343,090 (a) Dyne Therapeutics, Inc 9,740
117,680 (a) Edgewise Therapeutics, Inc 2,146
139,000 (a) EirGenix, Inc 382
52,100 Eisai Co Ltd 2,146
2,660,272 (a) Elanco Animal Health, Inc 43,309
1,274,054 Eli Lilly & Co 991,163
33,780 (a) Enanta Pharmaceuticals, Inc 590
334,590 (a) Erasca, Inc 689
34,908 (a),(c) Eris Lifesciences Ltd 354
40,550 (a),(b) Euroapi S.A. 122
66,978 (b) Eurofins Scientific SE 4,267
44,501 Ever Supreme Bio Technology Co Ltd 303
156,500 (a),(b),(c) Everest Medicines Ltd 471
81,150 (a) Evolus, Inc 1,136
114,762 (a) Evotec SE 1,789
279,220 (a) Exact Sciences Corp 19,283
1,308,426 (a) Exelixis, Inc 31,049
646,088 Faes Farma S.A. (Sigma) 2,192
49,876 (a) FDC Ltd 254
7,284 (a) Formycon AG. 364
41,352 (a) Fortrea Holdings, Inc 1,660
36,414 (a),(b) Galapagos NV 1,167
293,141 (a) Galderma Group AG. 20,592
7,624 GC Cell Corp 236
30,227 GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS. 63
2,150 (a) Genmab AS 645
681,800 (b) Genomma Lab Internacional SAB de C.V. 648
499,386 (a),(b) Genscript Biotech Corp 927
54,707 Genus plc 1,217
108,070 Gerresheimer AG. 12,166
2,606,470 Gilead Sciences, Inc 190,924
24,974 (a),(c) Gland Pharma Ltd 554
34,158 GlaxoSmithKline Pharmaceuticals Ltd 800
94,033 Glenmark Life Sciences Ltd 876
120,282 Glenmark Pharmaceuticals Ltd 1,384
40,701 (a) GNI Group Ltd 811
958,500 Grand Pharmaceutical Group Ltd 504
105,799 Granules India Ltd 547
4,522 Green Cross Corp 420
15,822 Green Cross Holdings Corp 204
917,942 (b) Grifols S.A. 8,257
10,883,070 GSK plc 233,664
32,104 H Lundbeck A.S. 133
226,097 H Lundbeck A.S. 1,089
665,210 (a) Halozyme Therapeutics, Inc 27,061
28,412 (a) Hanall Biopharma Co Ltd 804
7,521 Hangzhou Tigermed Consulting Co Ltd - A 54
13,082 Hanmi Pharm Co Ltd 3,324
16,712 Hanmi Science Co Ltd 551
485,839 (c) Hansoh Pharmaceutical Group Co Ltd 962

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
125,326 (a) Harmony Biosciences Holdings, Inc $ 4,208
33,360 (a),(b) Harrow Health, Inc 441
320,590 (a),(b) Heron Therapeutics, Inc 888
39,992 Hikal Ltd 127
3,925 Hikma Pharmaceuticals plc 95
41,800 Hisamitsu Pharmaceutical Co, Inc 1,083
10,878 HK inno N Corp 307
2,548,684 (a),(b),(d) Hua Han Health Industry Holdings Ltd 3
27,720 Hualan Biological Engineering, Inc 76
11,700 Hubei Jumpcan Pharmaceutical Co Ltd 59
5,023 (a) Hugel, Inc 720
28,154 Humanwell Healthcare Group Co Ltd 75
2,188,500 (a),(b) HUTCHMED China Ltd 7,493
145,944 Hypera S.A. 958
70,941 (a) ICON plc 23,833
69,500 (a) Ideaya Biosciences, Inc 3,050
14,565 (a) Il Dong Pharmaceutical Co Ltd 174
501,874 (a) Illumina, Inc 68,917
5,100 Imeik Technology Development Co Ltd 239
422,795 (a) Immunovant, Inc 13,661
86,815 (a) Incyte Corp 4,946
92,759 (a) Indivior plc 1,982
34,969 Indoco Remedies Ltd 138
446,000 (a),(b),(c) InnoCare Pharma Ltd 265
863,073 (a),(c) Innovent Biologics, Inc 4,164
119,920 (a) Innoviva, Inc 1,828
273,366 (a) Intra-Cellular Therapies, Inc 18,917
125,165 (a) Ionis Pharmaceuticals, Inc 5,426
658,380 (a) Iovance Biotherapeutics, Inc 9,757
114,682 Ipca Laboratories Ltd 1,706
921 Ipsen 110
100,662 (a) IQVIA Holdings, Inc 25,456
789,637 (a) Ironwood Pharmaceuticals, Inc 6,878
310,700 (a) iTeos Therapeutics, Inc 4,238
163,500 (a),(b),(c) Jacobio Pharmaceuticals Group Co Ltd 34
16,608 Jamjoom Pharmaceuticals Factory Co 595
74,500 (a) Jazz Pharmaceuticals plc 8,971
56,382 JB Chemicals & Pharmaceuticals Ltd 1,116
51,844 (b) JCR Pharmaceuticals Co Ltd 294
164,411 Jiangsu Hengrui Pharmaceuticals Co Ltd 1,052
31,200 Jiangsu Nhwa Pharmaceutical Co Ltd 93
2,576,517 Johnson & Johnson 407,579
41,958 Joincare Pharmaceutical Group Industry Co Ltd 63
55,100 (c) Joinn Laboratories China Co Ltd 65
63,434 Jubilant Pharmova Ltd 435
11,683 JW Pharmaceutical Corp 288
22,179 Kaken Pharmaceutical Co Ltd 501
8,003,406 Kalbe Farma Tbk PT 745
4,044 (a) Kangmei Pharmaceutical Co Ltd 1
138,500 (a),(b),(c) Keymed Biosciences, Inc 602
413,640 (a) Kiniksa Pharmaceuticals Ltd 8,161
21,500 Kissei Pharmaceutical Co Ltd 503
55,523 (a) Knight Therapeutics, Inc 217
142,432 (a) Krystal Biotech, Inc 25,343
32,281 Kyorin Co Ltd 388
55,800 Kyowa Hakko Kogyo Co Ltd 1,004
12,661 L&C Bio Co Ltd 221
16,078 Laboratorios Farmaceuticos Rovi S.A 1,403
289,294 (c) Laurus Labs Ltd 1,363
30,977 (a) Legend Biotech Corp (ADR) 1,737
19,495 (a) LegoChem Biosciences, Inc 1,072
469,000 (a),(b),(c) Lepu Biopharma Co Ltd 191

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
307,911 (a),(b) Lexicon Pharmaceuticals, Inc $ 739
14,717 Livzon Pharmaceutical Group, Inc 76
190,785 Lonza Group AG. 114,013
104,000 Lotus Pharmaceutical Co Ltd 994
217,727 Lupin Ltd 4,226
1,615,000 (a),(b),(c) Luye Pharma Group Ltd 564
22,512 (a),(b) Madrigal Pharmaceuticals, Inc 6,012
1,309,720 (a) MannKind Corp 5,933
9,734 (a) Maravai LifeSciences Holdings, Inc 84
123,332 Marksans Pharma Ltd 225
178,466 (a) Medigen Vaccine Biologics Corp 291
38,868 (a) Medpace Holdings, Inc 15,708
3,748 Medytox, Inc 411
287,900 Mega Lifesciences PCL 327
4,931,499 Merck & Co, Inc 650,711
79,209 Merck KGaA 13,967
1,866 (a) Mettler-Toledo International, Inc 2,484
18,065 (a) Mezzion Pharma Co Ltd 537
18,529 MGI Tech Co Ltd 152
16,175 Mochida Pharmaceutical Co Ltd 342
97,236 (a),(b) Moderna, Inc 10,361
115,000 (a),(b) MoonLake Immunotherapeutics 5,776
29,402 (a),(b) Morphosys AG. 2,135
113,090 (a) Mural Oncology PLC 553
730,496 (a) Myriad Genetics, Inc 15,574
33,133 Nanjing King-Friend Biochemical Pharmaceutical Co Ltd 51
67,023 Natco Pharma Ltd 766
818,265 (a) Natera, Inc 74,839
47,368 (a) Naturecell Co Ltd 347
5,645 Neuland Laboratories Ltd 428
85,378 (a) Neuren Pharmaceuticals Ltd 1,180
107,850 (a) Neurocrine Biosciences, Inc 14,875
43,500 Nippon Shinyaku Co Ltd 1,292
153,910 (a),(b) Nkarta, Inc 1,664
55,518 (a),(d) NKMax Co Ltd 83
2,644,733 Novartis AG. 256,165
7,970,525 Novo Nordisk A.S. 1,022,406
680,187 Novo Nordisk A.S. (ADR) 87,336
466,670 (a) Nuvation Bio, Inc 1,699
120,669 (a) Nykode Therapeutics ASA 167
99,452 (a) OBI Pharma, Inc 195
253,500 (a),(b),(c) Ocumension Therapeutics 187
3,120 (a),(d) OmniAb Operations, Inc 0 ^
3,120 (a),(d) OmniAb Operations, Inc 0 ^
228,203 Oneness Biotech Co Ltd 1,240
75,900 Ono Pharmaceutical Co Ltd 1,244
119,593 Organon & Co 2,248
2,921 (b) Orion Oyj (Class B) 109
20,183 (a) Oscotec, Inc 422
447,100 Otsuka Holdings Co Ltd 18,572
414,294 (a) Oxford Nanopore Technologies plc 635
285,823 (a) Pacira BioSciences, Inc 8,352
81,300 (a),(b) PeptiDream, Inc 763
15,515 (a) Peptron, Inc 327
10,712 PerkinElmer, Inc 1,125
154,244 Perrigo Co plc 4,965
3,624,729 Pfizer, Inc 100,586
11,994 Pharma Mar S.A. 371
76,000 PharmaEngine, Inc 236
99,000 (a) PharmaEssentia Corp 990
69,951 (a),(d) Pharmally International Holding Co Ltd 0 ^
5,216 PharmaResearch Co Ltd 385

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
24,225 Pharmaron Beijing Co Ltd - A $ 69
530,257 (a),(b) Pharming Group NV 583
182,170 Phibro Animal Health Corp 2,355
1,838,091 (a) Piramal Pharma Ltd 2,846
251,000 (a) Polaris Group 565
12,923 (a),(b),(c) PolyPeptide Group AG. 435
42,280 (a),(b) Prime Medicine, Inc 296
15,958 Procter & Gamble Health Ltd 902
172,530 (a) Protagonist Therapeutics, Inc 4,991
138,500 (a) PTC Therapeutics, Inc 4,029
175,677 QIAGEN NV 7,552
10,793 QIAGEN NV 461
193,990 (a) Quanterix Corp 4,570
23,195 Recordati S.p.A. 1,281
110,520 (a) Regeneron Pharmaceuticals, Inc 106,374
269,993 (a) Repligen Corp 49,657
151,984 Richter Gedeon Rt 3,856
719,560 (a) Rigel Pharmaceuticals, Inc 1,065
1,006 (b) Roche Holding AG. 271
450,088 Roche Holding AG. 114,916
762,370 (a) Roivant Sciences Ltd 8,035
276,912 Royalty Pharma plc 8,410
84,080 (a),(b) Sagimet Biosciences, Inc 456
10,771 (a) Sam Chun Dang Pharm Co Ltd 1,099
18,883 (a),(c) Samsung Biologics Co Ltd 11,687
36,824 (a),(b) SanBio Co Ltd 102
23,751 (a) Sandoz Group AG. 717
864,431 Sanofi (ADR) 42,011
20,003 Sanofi India Ltd 1,948
2,985,653 Sanofi-Aventis 290,458
275,600 Santen Pharmaceutical Co Ltd 2,710
206,269 (a) Sarepta Therapeutics, Inc 26,704
31,831 (a) Sartorius AG. 12,640
1,025 (a) Sartorius Stedim Biotech 292
46,649 Saudi Pharmaceutical Industries & Medical Appliances Corp 465
29,517 Sawai Group Holdings Co Ltd 1,154
26,193 Schott Pharma AG.& Co KGaA 1,119
231,000 (c),(d) SciClone Pharmaceuticals Holdings Ltd 473
209,000 ScinoPharm Taiwan Ltd 181
28,787 Seegene, Inc 527
172,000 Shandong Xinhua Pharmaceutical Co Ltd 118
51,688 Shanghai Fosun Pharmaceutical Group Co Ltd - A 165
222,929 Shanghai Fosun Pharmaceutical Group Co Ltd - H 365
526,700 Shanghai Haixin Group Co 154
16,100 (c) Shanghai Haohai Biological Technology Co Ltd 82
13,039 (a) Shanghai Junshi Biosciences Co Ltd 49
182,737 Shanghai RAAS Blood Products Co Ltd 178
16,168 Shenzhen Kangtai Biological Products Co Ltd 49
24,525 Shenzhen Salubris Pharmaceuticals Co Ltd 98
38,307 Shijiazhuang Yiling Pharmaceutical Co Ltd 107
17,800 (b) Shin Nippon Biomedical Laboratories Ltd 181
29,390 (a) Shin Poong Pharmaceutical Co Ltd 345
279,300 Shionogi & Co Ltd 14,273
359,998 Sichuan Kelun Pharmaceutical Co Ltd 1,507
12,900 (a),(b) Sichuan Kelun-Biotech Biopharmaceutical Co Ltd 256
4,854 (b) Siegfried Holding AG. 4,956
3,616,000 Sihuan Pharmaceutical Holdings Group Ltd 245
54,297 (a) SillaJen, Inc 208
546,000 (a),(c) Simcere Pharmaceutical Group Ltd 371
4,365,236 Sino Biopharmaceutical Ltd 1,688
12,229 (a) SK Biopharmaceuticals Co Ltd 840
11,211 (a) SK Bioscience Co Ltd 514

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
8,455 SKAN Group AG. $ 798
65,629 (a),(b),(d) Sorrento Therapeutics, Inc 97
55,808 (a) Sosei Group Corp 598
10,720 (a) Sotera Health Co 129
1,112,000 SSY Group Ltd 734
8,214 ST Pharm Co Ltd 551
56,480 (a),(b) Stoke Therapeutics, Inc 762
44,598 Strides Pharma Science Ltd 420
144,000 Sumitomo Dainippon Pharma Co Ltd 377
60,594 (a) Sun Pharma Advanced Research Co Ltd 268
1,150,086 Sun Pharmaceutical Industries Ltd 22,390
121,900 (a) Sutro Biopharma, Inc 689
87,992 (a) Suven Pharmaceuticals Ltd 714
53,563 (b) SwedenCare AB 320
190,611 (a) Swedish Orphan Biovitrum AB 4,758
145,680 (c) Syngene International Ltd 1,230
265,841 Synmosa Biopharma Corp 329
374,000 (a) Taigen Biopharmaceuticals Holdings Ltd 181
159,484 (a) TaiMed Biologics, Inc 441
13,700 Taisho Pharmaceutical Holdings Co Ltd 777
36,533 Takara Bio, Inc 235
1,911,100 Takeda Pharmaceutical Co Ltd 53,155
24,179 (a) Taro Pharmaceutical Industries Ltd 1,024
10,307 (b) Tecan Group AG. 4,270
196,709 (a) Telix Pharmaceuticals Ltd 1,651
118,990 (a),(b) Tenaya Therapeutics, Inc 622
956,856 (a) Teva Pharmaceutical Industries Ltd (ADR) 13,501
611,110 (a),(b) TG Therapeutics, Inc 9,295
333,224 Thermo Fisher Scientific, Inc 193,673
521,000 Tong Ren Tang Technologies Co Ltd 325
59,665 Torii Pharmaceutical Co Ltd 1,624
189,839 Torrent Pharmaceuticals Ltd 5,925
21,413 Towa Pharmaceutical Co Ltd 415
48,300 Tsumura & Co 1,202
131,000 TTY Biopharm Co Ltd 321
649,917 UCB S.A. 80,230
59,605 (a) Ultragenyx Pharmaceutical, Inc 2,783
745,562 United Laboratories Ltd 854
181,747 (a) United Therapeutics Corp 41,751
83,447 (a),(b) Valneva SE 327
147,900 (a) Vanda Pharmaceuticals, Inc 608
17,611 (a) Vaxcell-Bio Therapeutics Co Ltd 269
397,510 (a) Veracyte, Inc 8,809
129,777 (a) Vericel Corp 6,751
204,412 (a) Vertex Pharmaceuticals, Inc 85,446
562,556 Viatris, Inc 6,717
130,203 (a) Viking Therapeutics, Inc 10,677
3,312 (b) Virbac S.A. 1,238
599,370 (a) Viridian Therapeutics, Inc 10,495
61,884 (b) Vitrolife AB 1,162
7,650 (a) Voronoi, Inc 204
32,728 Walvax Biotechnology Co Ltd 70
5,123 (a) Waters Corp 1,763
141,775 West Pharmaceutical Services, Inc 56,102
2,280,000 Winteam Pharmaceutical Group Ltd 1,247
49,033 (a) Wockhardt Ltd 345
65,458 WuXi AppTec Co Ltd - A 427
724,437 (c) WuXi AppTec Co Ltd - H 3,442
4,052,500 (a),(c) Wuxi Biologics Cayman, Inc 7,413
1,165,530 (a),(b) Xeris Biopharma Holdings, Inc 2,576
234,400 (a),(b),(c) YiChang HEC ChangJiang Pharmaceutical Co Ltd 326
123,990 (a),(b) Y-mAbs Therapeutics, Inc 2,016

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
78,236 Yuhan Corp $ 4,498
127,000 YungShin Global Holding Corp 191
54,107 Yunnan Baiyao Group Co Ltd 378
794,600 (a),(b) Zai Lab Ltd 1,290
503,159 (a) Zealand Pharma AS 49,838
12,500 ZERIA Pharmaceutical Co Ltd 175
15,501 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 495
30,058 Zhejiang Huahai Pharmaceutical Co Ltd 54
89,099 Zhejiang NHU Co Ltd 206
1,131,662 Zoetis, Inc 191,489
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,464,847
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
9,287 (c) Aedas Homes SAU 174
75,800 Aeon Mall Co Ltd 894
1 (a) AFI Properties Ltd 0 ^
5,654 Africa Israel Residences Ltd 378
1,412,000 (b) Agile Property Holdings Ltd 114
52,422 (a) Airport City Ltd 840
28,636 Alandalus Property Co 212
3,267,439 Aldar Properties PJSC 4,911
320,941 Aliansce Sonae Shopping Centers sa 1,531
695,250 (b),(c) A-Living Smart City Services Co Ltd 273
12,174 (b) Allreal Holding AG. 2,091
127,170 Alony Hetz Properties & Investments Ltd 933
66,011 (b) Altus Group Ltd 2,528
634,500 Amata Corp PCL 411
193,353 Amot Investments Ltd 915
39,272 Anant Raj Industries Ltd 147
9,173,700 AP Thailand PCL 2,740
815,089 (b) Aroundtown S.A. 1,718
69,199 Arriyadh Development Co 443
43,011 (b) Atrium Ljungberg AB 841
100,807 Aura Investments Ltd 425
5,794,508 Ayala Land, Inc 3,330
1,307 Azrieli Group Ltd 94
10,549,900 Bangkok Land PCL 197
1,748,301 Barwa Real Estate Co 1,326
9,792 (a) Big Shopping Centers Ltd 1,085
5,522 Blue Square Real Estate Ltd 381
94,276 Brigade Enterprises Ltd 1,062
4,940,100 (a) Bumi Serpong Damai Tbk PT 307
633,000 C&D International Investment Group Ltd 1,106
466,000 (b) C&D Property Management Group Co Ltd 194
34,114 CA Immobilien Anlagen AG. 1,203
942,198 Capitaland India Trust 733
2,402,744 Capitaland Investment Ltd 4,768
310,041 Castellum AB 4,078
26,400 (b) Catena AB 1,290
490,000 Cathay Real Estate Development Co Ltd 325
285,927 (a) CBRE Group, Inc 27,804
1,704,782 Central Pattana PCL 2,944
3,182,000 China Jinmao Holdings Group Ltd 228
445,227 China Merchants Shekou Industrial Zone Holdings Co Ltd 595
1,134,000 China Overseas Grand Oceans Group Ltd 253
3,226,286 China Overseas Land & Investment Ltd 4,656
365,119 China Overseas Property Holdings Ltd 202
2,855,602 China Resources Land Ltd 9,059
635,400 (c) China Resources Mixc Lifestyle Services Ltd 2,013
2,196,438 (b) China Vanke Co Ltd 1,524
551,219 China Vanke Co Ltd (Class A) 705
105,000 Chong Hong Construction Co Ltd 288

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
41,625 (b) Cibus Nordic Real Estate AB $ 546
8,098,100 Ciputra Development Tbk PT 664
2,477,207 (b) City Developments Ltd 10,731
60,714 (b) Citycon Oyj 251
1,638,817 CK Asset Holdings Ltd 6,753
32,587 (b) Colliers International Group, Inc 3,983
1,385,515 Commercial Real Estate Co KSC 572
730,000 (a) Compass, Inc 2,628
516,627 (b) Corem Property Group AB 526
653,800 (b) Corp Inmobiliaria Vesta SAB de C.V. 2,560
11,042,898 (b),(d) Country Garden Holdings Co Ltd 513
1,978,400 (b) Country Garden Services Holdings Co Ltd 1,270
61,435 (a) D B Realty Ltd 145
52,914 Daito Trust Construction Co Ltd 6,037
495,700 Daiwa House Industry Co Ltd 14,755
212,232 (a) Dar Al Arkan Real Estate Development Co 782
310,000 (a) Delpha Construction Co Ltd 434
922,284 (a) Deyaar Development PJSC 203
717,860 DigitalBridge Group, Inc 13,833
64,204 (b) Dios Fastigheter AB 517
661,590 DLF Ltd 7,138
520,770 Douglas Elliman, Inc 823
19,424 (b) DREAM Unlimited Corp 278
164,000 Eco World Development Group BHD 53
17,877 Electra Real Estate Ltd 191
308,269 (a) Emaar Economic City 682
5,718,909 Emaar Properties PJSC 12,692
54,443 (c) Entra ASA 563
1,452,300 (c) ESR Group Ltd 1,556
159,500 (b) eXp World Holdings, Inc 1,648
190,625 (b) Fabege AB 1,782
173,000 Farglory Land Development Co Ltd 312
774,709 (a) Fastighets AB Balder 5,691
34,693 FirstService Corp 5,744
322,890 (a) Forestar Group, Inc 12,977
1,069,747 (a) Fortress REIT Ltd 886
64,827 Gazit Globe Ltd 201
6,236,000 (b) Gemdale Properties & Investment Corp Ltd 197
102,517 (a) Godrej Properties Ltd 2,834
7,880 Goldcrest Co Ltd 132
547,680 Grainger plc 1,782
66,306 Grand City Properties S.A. 758
438,800 Greenland Holdings Corp Ltd 118
867,500 Greentown China Holdings Ltd 693
1,186,000 Greentown Service Group Co Ltd 454
1,609,600 (b) Guangzhou R&F Properties Co Ltd 179
577,100 (a) Hainan Airport Infrastructure Co Ltd 279
5,953,318 Hang Lung Properties Ltd 6,122
94,800 Hangzhou Binjiang Real Estate Group Co Ltd 88
16,315,400 (a),(d) Hanson International Tbk PT 0 ^
24,822 (b) Heiwa Real Estate Co Ltd 651
368,201 (a) Heliopolis Housing 75
58,008 (a) Hemisphere Properties India Ltd 139
1,314,899 Henderson Land Development Co Ltd 3,755
982,271 Highwealth Construction Corp 1,243
280,100 Hong Fok Corp Ltd 172
1,093,345 Hongkong Land Holdings Ltd 3,357
1,015,477 Hopson Development Holdings Ltd 461
25,061 (a) Howard Hughes Holdings, Inc 1,820
178,000 Huaku Development Co Ltd 698
88,186 Hufvudstaden AB (Series A) 1,071
926,000 Hulic Co Ltd 9,510

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
461,696 Hysan Development Co Ltd $ 745
181,125 Ichigo Holdings Co Ltd 523
185,500 Iguatemi S.A. 862
23,975 (a) IMMOFINANZ AG. 584
341,590 (a) Indiabulls Real Estate Ltd 477
847 Intershop Holding AG. 609
1,332,500 IOI Properties Group Bhd 634
128,855 (a) Israel Canada T.R Ltd 513
2,896 (a) Isras Holdings Ltd 247
1,424 Isras Investment Co Ltd 288
68,112 I-Sunny Construction & Development Co Ltd 199
608,839 (a) IWG plc 1,482
290,300 JHSF Participacoes S.A. 282
1,596,750 (a),(d) Jiangsu Future Land Co Ltd 16
164,500 Jinke Smart Services Group Co Ltd 187
26,377 (a) Jones Lang LaSalle, Inc 5,146
41,152 (b) Katitas Co Ltd 536
278,711 KE Holdings, Inc (ADR) 3,827
20,900 Keihanshin Building Co Ltd 213
453,000 Kerry Properties Ltd 830
269,000 Kindom Development Co Ltd 345
95,065 Kojamo Oyj 1,127
587,761 Kuwait Real Estate Co KSC 430
45,169 (a) Lamda Development S.A. 329
6,288,377 Land and Houses PCL 1,268
7,158 LEG Immobilien SE 615
494,582 Lend Lease Corp Ltd 2,072
135,443 (b) Leopalace21 Corp 456
67,674 (b) Lifestyle Communities Ltd 691
35,003,300 (a) Lippo Karawaci Tbk PT 150
41,100 LOG Commercial Properties e Participacoes S.A. 187
1,765,093 (b),(c) Longfor Group Holdings Ltd 2,504
614,056 Mabanee Co SAK 1,579
210,939 (c) Macrotech Developers Ltd 2,883
63,301 Mahindra Lifespace Developers Ltd 446
35,779 (a),(b),(d) Mapeley Ltd 0 ^
790,500 Matrix Concepts Holdings Bhd 301
833,100 MBK PCL 404
17,336 Mega Or Holdings Ltd 463
8,221,000 Megaworld Corp 281
20,530 Melisron Ltd 1,518
222,800 (c) Midea Real Estate Holding Ltd 113
1,062,218 Mitsubishi Estate Co Ltd 19,381
2,265,099 Mitsui Fudosan Co Ltd 24,421
505,890 Mivne Real Estate KD Ltd 1,248
5,815 (b) Mobimo Holding AG. 1,670
2,178 Morguard Corp 190
215,300 Multiplan Empreendimentos Imobiliarios S.A. 1,099
1,119,155 (a) National Real Estate Co KPSC 353
485,080 (b) NEPI Rockcastle NV 3,350
21,640 NESCO Ltd 216
1,067,000 (b) New World Development Co Ltd 1,128
32,731 (b) Nexity 335
92,400 Nomura Real Estate Holdings, Inc 2,610
18,947 NP3 Fastigheter AB 391
108,480 Nyfosa AB 1,070
297,650 (a) Opendoor Technologies, Inc 902
735,700 Origin Property PCL 141
12,089,800 Pakuwon Jati Tbk PT 323
75,722 (b) Pandox AB 1,271
455,296 Parque Arauco S.A. 672
30,375 Patrizia Immobilien AG. 282

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
99,438 (a) PEXA Group Ltd $ 878
80,558 Phoenix Mills Ltd 2,688
50,802 Platzer Fastigheter Holding AB 437
346,146 (a) Plaza S.A. 475
659,462 Poly Developments and Holdings Group Co Ltd 854
102,200 Poly Property Development Co Ltd 348
1,773,000 Poly Property Group Co Ltd 322
4,327 Prashkovsky Investments and Construction Ltd 110
1,075,000 Prince Housing & Development Corp 354
789,100 Pruksa Holding PCL 251
39,356 PSP Swiss Property AG. 5,159
3,907,900 Quality Houses PCL 236
733,000 (b) Radiance Holdings Group Co Ltd 185
546,617 RAK Properties PJSC 195
5,600 Raysum Co Ltd 127
1,040,000 (a),(b),(c),(d) Redco Properties Group Ltd 88
300,000 (a),(b) Redfin Corp 1,995
86,228 Relo Group, Inc 702
128,586 Retal Urban Development Co 329
178,680 RMR Group, Inc 4,288
1,523,900 Robinsons Land Corp 453
1,234,755 Ruentex Development Co Ltd 1,352
201,510 Sagax AB 5,316
156,245 Sakura Development Co Ltd 351
325,291 Salhia Real Estate Co KSCP 496
22,030 SAMTY Co Ltd 402
11,623,600 Sansiri PCL 542
94,473 (a) Saudi Real Estate Co 523
770,491 Savills plc 10,367
1,272,000 SC Asset Corp PCL 130
1,898,000 (b) Seazen Group Ltd 255
90,523 Seazen Holdings Co Ltd 123
293,192 Shanghai Jinqiao Export Processing Zone Development Co Ltd 271
52,137 Shanghai Lingang Holdings Corp Ltd 71
84,300 Shanghai Zhangjiang High-Tech Park Development Co Ltd 234
2,584,000 Shenzhen Investment Ltd 337
463,572 Shenzhen Overseas Chinese Town Co Ltd 176
1,874,000 (b) Shoucheng Holdings Ltd 345
3,562,500 Shui On Land Ltd 305
2,618,600 Sime Darby Property Bhd 509
3,217,322 Sino Land Co 3,345
236,000 Sinyi Realty, Inc 226
1,014,218 Sirius Real Estate Ltd 1,254
2,472 (d) SK D&D Co Ltd 45
8,729,788 SM Prime Holdings 5,078
31,999 Sobha Ltd 557
2,009,500 (a) Soho China Ltd 165
1,318,200 SP Setia BHD 396
6,900 (a),(b) SRE Holdings Corp 193
21,600 Starts Corp, Inc 449
755,682 (b) StorageVault Canada, Inc 2,879
239,305 Sumitomo Realty & Development Co Ltd 8,916
8,935,800 Summarecon Agung Tbk PT 299
30,868 Summit Real Estate Holdings Ltd 391
15,347 Sumou Real Estate Co 257
18,780 Sun Frontier Fudousan Co Ltd 232
1,308,908 Sun Hung Kai Properties Ltd 12,644
1,022,000 (c) Sunac Services Holdings Ltd 243
58,429 Sunteck Realty Ltd 274
1,044,600 Supalai PCL 605
363,424 Swire Pacific Ltd (Class A) 2,992
985,126 Swire Properties Ltd 2,072

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
78,449 Swiss Prime Site AG. $ 7,400
136,324 TAG Tegernsee Immobilien und Beteiligungs AG. 1,863
743,740 Talaat Moustafa Group 918
54,201 (a) TARC Ltd 91
14,271 (a),(b) TKP Corp 165
236,493 Tokyo Tatemono Co Ltd 3,995
497,700 Tokyu Fudosan Holdings Corp 4,021
20,443 Tosei Corp 324
210,229 (b) Tricon Residential, Inc 2,344
735,600 UEM Sunrise Bhd 188
1,414,986 (a) United Development Co QSC 439
250,400 UOL Group Ltd 1,066
10,406 VGP NV 1,191
3,254 VIB Vermoegen AG. 39
348,773 Vonovia SE 10,307
294,053 (b) Wallenstam AB 1,437
6,704,900 WHA Corp PCL 883
859,000 Wharf Holdings Ltd 2,824
1,487,756 Wharf Real Estate Investment Co Ltd 4,844
218,840 Wihlborgs Fastigheter AB 2,028
580,642 Yanlord Land Group Ltd 209
6,217 YH Dimri Construction & Development Ltd 489
155,400 Youngor Group Co Ltd 150
1,619,652 Yuexiu Property Co Ltd 894
455,000 Yuexiu Services Group Ltd 171
137,065 (a) Zillow Group, Inc (Class A) 6,560
115,569 (a) Zillow Group, Inc (Class C) 5,637
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 495,760
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.8%
8,700 (a),(b) Abalance Corp 150
13,174 ACM Research Shanghai, Inc 154
415,980 (a) ACM Research, Inc 12,122
217,080 ADATA Technology Co Ltd 671
1,457,270 (a) Advanced Micro Devices, Inc 263,023
32,025 Advanced Micro-Fabrication Equipment, Inc China 662
115,000 Advanced Wireless Semiconductor Co 514
1,018,000 Advantest Corp 45,222
17,385 (a),(b) Aehr Test Systems 216
204,100 (b) AEM Holdings Ltd 331
22,000 Airoha Technology Corp 420
540,844 Aixtron AG. 14,280
188,000 Alchip Technologies Ltd 18,604
61,073 Alfa Solar Enerji Sanayi VE Ticaret AS. 168
191,571 (a) Allegro MicroSystems, Inc 5,165
228,186 (a) Alphawave IP Group plc 504
69,613 Amazing Microelectronic Corp 225
167,244 Amkor Technology, Inc 5,392
17,327 Amlogic Shanghai Co Ltd 116
812,698 (a) ams-OSRAM AG. 941
400,765 Analog Devices, Inc 79,267
32,000 Andes Technology Corp 425
77,000 AP Memory Technology Corp 933
2,247,338 Applied Materials, Inc 463,469
2,833,000 Ardentec Corp 7,290
137,733 (a),(b) ARM Holdings plc (ADR) 17,215
2,684,925 ASE Technology Holding Co Ltd 13,033
46,413 ASM International NV 28,423
251,400 ASM Pacific Technology 3,162
114,000 ASMedia Technology, Inc 8,222
775,655 ASML Holding NV 751,967
24,000 ASPEED Technology, Inc 2,501

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
15,774 (a) ASR Microelectronics Co Ltd $ 87
20,570 (a),(b) Astera Labs, Inc 1,526
95,300 (a) Axcelis Technologies, Inc 10,628
75,989 BE Semiconductor Industries NV 11,640
45,231 (a) Borosil Renewables Ltd 271
1,133,485 Broadcom, Inc 1,502,332
23,809 (a) Cambricon Technologies Corp Ltd 588
22,886 (a) Camtek Ltd 1,902
359,500 Chang Wah Technology Co Ltd 383
11,538 (a),(d) China Energy Savings Technology, Inc 0 ^
60,456 China Resources Microelectronics Ltd 329
479,000 Chipbond Technology Corp 1,166
3,798,000 ChipMOS Technologies, Inc 6,054
65,624 (a) Cirrus Logic, Inc 6,074
875,320 (a) Credo Technology Group Holding Ltd 18,548
429,500 D&O Green Technologies Bhd 284
33,600 (a) Daqo New Energy Corp (ADR) 946
84,523 DB HiTek Co Ltd 2,757
167,500 Disco Corp 61,227
56,287 (a) Doosan Tesna, Inc 2,109
10,272 (a) Duk San Neolux Co Ltd 290
230,000 Elan Microelectronics Corp 1,153
223,000 Elite Semiconductor Microelectronics Technology, Inc 610
5,084 Elmos Semiconductor SE 405
55,000 eMemory Technology, Inc 4,130
514,000 (a) Ennostar, Inc 621
99,501 (a) Enphase Energy, Inc 12,038
111,491 Entegris, Inc 15,669
7,188 Eo Technics Co Ltd 1,026
194,595 Episil Technologies, Inc 369
37,860 Episil-Precision, Inc 70
203,967 Etron Technology, Inc 325
12,098 Eugene Technology Co Ltd 383
272,000 Everlight Electronics Co Ltd 455
7,228 (a) Fadu, Inc 90
185,913 Faraday Technology Corp 1,944
34,333 (b) Ferrotec Holdings Corp 668
79,543 (a) First Solar, Inc 13,427
69,550 Fitipower Integrated Technology, Inc 587
83,700 Flat Glass Group Co Ltd 334
395,000 (b) Flat Glass Group Co Ltd 961
159,000 FocalTech Systems Co Ltd 470
56,184 (a) Formfactor, Inc 2,564
762,000 Formosa Advanced Technologies Co Ltd 864
62,200 Formosa Sumco Technology Corp 320
686,000 Foxsemicon Integrated Technology, Inc 6,420
64,328 GalaxyCore, Inc 149
3,884 (a) Gaonchips Co Ltd 355
8,573,000 GCL Technology Holdings Ltd 1,405
22,612 (a) GemVax & Kael Co Ltd 197
35,306 GigaDevice Semiconductor, Inc 356
2,024 GigaVis Co Ltd 105
46,000 Global Mixed Mode Technology, Inc 384
81,000 Global Unichip Corp 3,087
58,413 (a),(b) GLOBALFOUNDRIES, Inc 3,044
234,988 Globalwafers Co Ltd 4,080
12,000 Grand Plastic Technology Corp 320
1,050,900 (a) Greatech Technology Bhd 1,045
1,544,000 Greatek Electronics, Inc 3,006
52,457 Gudeng Precision Industrial Co Ltd 710
10,231 HAESUNG DS Co Ltd 388
6,608 Hana Materials, Inc 260

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
29,820 Hana Micron, Inc $ 641
26,600 Hangzhou Chang Chuan Technology Co Ltd 116
69,900 Hangzhou First Applied Material Co Ltd 273
68,644 Hangzhou Silan Microelectronics Co Ltd 186
38,416 Hanmi Semiconductor Co Ltd 3,823
127,000 Holtek Semiconductor, Inc 214
31,985 HPSP Co Ltd 1,271
560,531 (a),(b),(c) Hua Hong Semiconductor Ltd 1,094
7,892 Hwatsing Technology Co Ltd 192
101,562 Hygon Information Technology Co Ltd 1,080
973,466 Hynix Semiconductor, Inc 128,960
450,054 (a) Ichor Holdings Ltd 17,381
2,168,400 Inari Amertron Bhd 1,450
3,944,405 Infineon Technologies AG. 134,132
17,756 Ingenic Semiconductor Co Ltd 150
12,942 Innox Advanced Materials Co Ltd 282
7,623,741 Intel Corp 336,741
90,386 ISC Co Ltd 6,684
436,000 ITE Technology, Inc 2,405
178,817 JA Solar Technology Co Ltd 430
50,713 Japan Material Co Ltd 811
22,155 (a) Jeju Semiconductor Corp 471
68,097 Jentech Precision Industrial Co Ltd 1,921
19,800 Jiangsu Pacific Quartz Co Ltd 249
362,594 Jinko Solar Co Ltd 414
32,900 (b) JinkoSolar Holding Co Ltd (ADR) 829
26,621 Jusung Engineering Co Ltd 736
3,501,000 King Yuan Electronics Co Ltd 11,602
244,000 Kinsus Interconnect Technology Corp 755
50,666 KLA Corp 35,394
39,830 Koh Young Technology, Inc 577
77,385 KoMiCo Ltd 4,263
471,471 Lam Research Corp 458,067
65,000 LandMark Optoelectronics Corp 271
51,700 Lasertec Corp 14,736
119,231 (a) Lattice Semiconductor Corp 9,327
42,080 LEENO Industrial, Inc 8,081
421,068 LONGi Green Energy Technology Co Ltd 1,143
9,771 LX Semicon Co Ltd 582
15,700 M31 Technology Corp 631
1 (a) MACOM Technology Solutions Holdings, Inc 0 ^
1,528,000 Macronix International 1,273
67,800 Malaysian Pacific Industries Bhd 435
62,000 Marketech International Corp 316
620,121 Marvell Technology, Inc 43,954
2,903,520 MediaTek, Inc 105,207
10,689 (a),(b) Megachips Corp 273
16,131 Melexis NV 1,306
196,898 (b) Microchip Technology, Inc 17,664
2,149,689 Micron Technology, Inc 253,427
131,600 Micronics Japan Co Ltd 7,223
167,891 Mimasu Semiconductor Industry Co Ltd 3,414
16,606 Mitsui High-Tec, Inc 943
24,622 MKS Instruments, Inc 3,275
17,059 Monolithic Power Systems, Inc 11,556
62,605 Montage Technology Co Ltd 402
59,000 MPI Corp 562
1,087,075 Nanya Technology Corp 2,296
68,815 (a) National Silicon Industry Group Co Ltd 127
28,114 NAURA Technology Group Co Ltd 1,193
5,995 NEXTIN, Inc 311
133,062 (a) Nordic Semiconductor ASA 1,059

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
73,820 (a) Nova Measuring Instruments Ltd $ 13,049
500,758 Novatek Microelectronics Corp Ltd 9,219
177,000 Nuvoton Technology Corp 686
3,845,048 Nvidia Corp 3,474,232
202,672 NXP Semiconductors NV 50,216
158,834 (a) ON Semiconductor Corp 11,682
132,187 (a) Onto Innovation, Inc 23,936
277,452 Optorun Co Ltd 3,778
301,000 Orient Semiconductor Electronics Ltd 616
240,000 Pan Jit International, Inc 431
64,000 Parade Technologies Ltd 1,842
158,230 (a) PDF Solutions, Inc 5,328
130,000 Phison Electronics Corp 2,804
459,290 (a) Photronics, Inc 13,007
10,081 Piotech, Inc 261
101,000 Pixart Imaging, Inc 486
2,412,000 Powerchip Semiconductor Manufacturing Corp 1,952
647,000 Powertech Technology, Inc 4,061
2,592 Protec Co Ltd 99
16,595 PSK, Inc 353
14,369 (a) PVA TePla AG. 291
35,900 (a) Qorvo, Inc 4,122
578,494 QUALCOMM, Inc 97,939
350,000 Radiant Opto-Electronics Corp 1,885
339,989 (a) Rambus, Inc 21,015
45,000 Raydium Semiconductor Corp 665
420,261 Realtek Semiconductor Corp 7,319
229,382 (a) REC Silicon ASA 227
3,121,300 Renesas Electronics Corp 55,624
61,311 RichWave Technology Corp 392
66,000 Risen Energy Co Ltd 134
14,000 Rockchip Electronics Co Ltd 95
1,190,700 Rohm Co Ltd 19,097
8,207 Rorze Corp 1,159
14,400 RS Technologies Co Ltd 289
13,825 S&S Tech Corp 463
268,500 Sanan Optoelectronics Co Ltd 452
17,613 (b) Sanken Electric Co Ltd 772
119,500 (b) SCREEN Holdings Co Ltd 15,494
89,000 SDI Corp 267
916,493 (a) Semtech Corp 25,194
32,687 Seoul Semiconductor Co Ltd 248
59,406 (a) SFA Semicon Co Ltd 267
17,344 SG Micro Corp 155
94,920 Shanghai Aiko Solar Energy Co Ltd 179
24,400 Shenzhen Goodix Technology Co Ltd 196
18,721 Shenzhen SC New Energy Technology Corp 155
68,000 (b) Shibaura Mechatronics Corp 2,883
54,900 Shinko Electric Industries 2,049
119,613 (a) Shinsung Holdings Co Ltd 197
30,000 ShunSin Technology Holding Ltd 174
2,901,000 Sigurd Microelectronics Corp 6,525
1,141,512 Silergy Corp 11,677
147,917 (a),(b) Silex Systems Ltd 494
448,000 Silicon Integrated Systems Corp 526
82,161 (a) Silicon Laboratories, Inc 11,808
12,966 Siltronic AG. 1,150
19,427 SIMMTECH Co Ltd 445
404,000 Sino-American Silicon Products, Inc 2,715
95,000 Sitronix Technology Corp 890
39,931 (a) SK Square Co Ltd 2,336
55,425 Skyworks Solutions, Inc 6,004

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
13,010 (a),(b) SMA Solar Technology AG. $ 751
523,762 (a),(b) SMART Global Holdings, Inc 13,785
121,259 (a) Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS. 208
211,800 (b) Socionext, Inc 5,785
19,813 (a) SOITEC 2,046
5,700 StarPower Semiconductor Ltd 114
675,910 STMicroelectronics NV 29,090
14,753 SUESS MicroTec SE 582
8,296,742 Sumco Corp 131,178
402,000 Sunplus Technology Co Ltd 351
138,000 Taiwan Mask Corp 293
204,000 Taiwan Semiconductor Co Ltd 480
47,205,146 Taiwan Semiconductor Manufacturing Co Ltd 1,130,856
1,321,855 (b) Taiwan Semiconductor Manufacturing Co Ltd (ADR) 179,838
203,000 Taiwan Surface Mounting Technology Corp 669
270,000 Taiwan-Asia Semiconductor Corp 332
211,781 TCL Zhonghuan Renewable Energy Technology Co Ltd 346
221,578 (a),(b) Technoprobe S.p.A 2,011
660,883 Teradyne, Inc 74,567
862,523 Texas Instruments, Inc 150,260
219,561 Tianshui Huatian Technology Co Ltd 235
4,237 Tokai Carbon Korea Co Ltd 366
574,300 Tokyo Electron Ltd 149,576
32,100 Tokyo Seimitsu Co Ltd 2,494
73,148 TongFu Microelectronics Co Ltd 224
250,739 Tongwei Co Ltd 858
128,611 Topco Scientific Co Ltd 878
14,900 (b) Towa Corp 989
88,515 (a) Tower Semiconductor Ltd (Tel Aviv) 2,896
22,800 Tri Chemical Laboratories, Inc 747
113,597 Trina Solar Co Ltd 373
1,746,000 (a),(d) Trony Solar Holdings Co Ltd 2
19,444 TSE Co Ltd 903
437,946 TSEC Corp 407
5,592 (b) u-blox Holding AG. 539
37,344 Ulvac, Inc 2,403
3,325,400 UMS Holdings Ltd 3,324
46,068 Unigroup Guoxin Microelectronics Co Ltd 418
341,600 Unisem M Bhd 275
9,842,071 United Microelectronics Corp 15,984
1,224,000 United Renewable Energy Co Ltd/Taiwan 436
17,176 Universal Display Corp 2,893
34,000 UPI Semiconductor Corp 302
752,744 Vanguard International Semiconductor Corp 1,995
330,906 (a) Veeco Instruments, Inc 11,638
18,694 (a) Verisilicon Microelectronics Shanghai Co Ltd 89
144,000 Via Technologies, Inc 567
88,000 VisEra Technologies Co Ltd 825
122,000 Visual Photonics Epitaxy Co Ltd 641
219,200 ViTrox Corp Bhd 354
449,000 Wafer Works Corp 545
155,897 (a),(b) Weebit Nano Ltd 340
2,378,746 Will Semiconductor Co Ltd 32,454
4,671,727 Win Semiconductors Corp 21,244
2,654,570 Winbond Electronics Corp 2,240
21,000 WinWay Technology Co Ltd 465
92,520 (a),(b) Wolfspeed, Inc 2,729
216,559 (a) WONIK IPS Co Ltd 5,873
12,602 Wonik QnC Corp 301
80,445 (a),(c) X-Fab Silicon Foundries SE 609
54,840 (a),(c) X-Fab Silicon Foundries SE 415
81,263 Xinjiang Daqo New Energy Co Ltd 304

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
447,000 XinTec, Inc $ 1,728
2,031,214 Xinyi Solar Holdings Ltd 1,577
12,400 Yangzhou Yangjie Electronic Technology Co Ltd 63
58,606 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 280
24,000 ZillTek Technology Corp 320
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 11,023,969
SOFTWARE & SERVICES - 9.1%
184,587 360 Security Technology, Inc 226
1,052,139 Accenture plc 364,682
152,510 (a) ACI Worldwide, Inc 5,065
87,762 (a) Addnode Group AB 938
2,913 (b) Adesso SE 343
359,982 (a) Adobe, Inc 181,647
57,244 Ahnlab, Inc 2,842
45,911 (a) Akamai Technologies, Inc 4,993
12,462 Al Moammar Information Systems Co 488
9,270 (a) Alarm.com Holdings, Inc 672
52,271 (a),(c) Alfa Financial Software Holdings plc 112
23,653 Alten 3,452
96,176 Altium Ltd 4,085
164,629 Amdocs Ltd 14,878
86,860 American Software, Inc (Class A) 995
31,910 (a) Ansys, Inc 11,078
87,690 (a) Appfolio, Inc 21,637
53,100 (a) Appier Group, Inc 550
309,132 (a) AppLovin Corp 21,398
20,041 Arabian Internet & Communications Services Co 2,020
46,100 Argo Graphics, Inc 1,296
140,800 (c) AsiaInfo Technologies Ltd 129
167,145 Asseco Poland S.A. 3,242
64,044 Atea ASA 766
633,887 (a) Atlassian Corp Ltd 123,678
3,257 Atoss Software AG. 963
7,562 Aubay 332
5,300 Base Co Ltd 123
2,730,600 (a) BASE, Inc 5,690
204,644 Bechtle AG. 10,816
23,894 Beijing Kingsoft Office Software, Inc 989
145,255 Bentley Systems, Inc 7,585
76,751 (a) BILL Holdings, Inc 5,274
133,351 Birlasoft Ltd 1,191
251,019 (a),(b) Bitfarms Ltd 558
405,512 (a),(b) BlackBerry Ltd 1,111
136,200 (a) Box, Inc 3,857
74,426 (a) Brightcove, Inc 144
749,301 Bytes Technology Group plc 4,835
26,850 CANCOM SE 801
153,302 Cap Gemini S.A. 35,276
9,668 cBrain A.S. 529
251,522 (a) CCC Intelligent Solutions Holdings, Inc 3,008
15,363 CE Info Systems Ltd 345
40,664 (a),(b) Cellebrite DI Ltd 451
51,450 (a),(b) Ceridian HCM Holding, Inc 3,407
177,137 (a) CGI, Inc 19,543
36,500 (b) Change Holdings, Inc 310
182,916 (a) Check Point Software Technologies 30,000
1,858,000 Chinasoft International Ltd 1,122
243,960 (a) Cipher Mining, Inc 1,256
858,561 Clear Secure, Inc 18,262
124,962 (a) Cloudflare, Inc 12,100
46,999 Coforge Ltd 3,113

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
175,733 Cognizant Technology Solutions Corp (Class A) $ 12,879
438,948 (a) Commvault Systems, Inc 44,522
65,121 Computacenter plc 2,214
425,207 Computer Modelling Group Ltd 3,192
171,688 Comture Corp 2,241
747,402 (a) Confluent, Inc 22,811
17,248 Constellation Software, Inc 47,114
1,568,580 (b) Converge Technology Solutions Corp 6,740
426,840 (a) Couchbase, Inc 11,230
277,174 (a) Coveo Solutions, Inc 2,104
50,987 (a),(c) Crayon Group Holding ASA 375
241,067 (a) Crowdstrike Holdings, Inc 77,284
41,136 (a) CyberArk Software Ltd 10,927
23,700 Cybozu, Inc 276
68,430 Cyient Ltd 1,641
4,813,644 (a) Darktrace plc 26,569
660,710 Dassault Systemes SE 29,248
110,640 Data#3 Ltd 597
498,436 (a) Datadog, Inc 61,607
7,473 Datagroup SE 356
7,949 (a) Dear U Co Ltd 179
155,761 (a) Descartes Systems Group, Inc 14,247
105,800 Digital Arts, Inc 3,036
2,721,000 Digital China Holdings Ltd 1,037
26,013 Digital Garage, Inc 566
2,348 (b) Digital Value S.p.A 141
12,006 (a) Docebo, Inc 587
21,830 Dolby Laboratories, Inc (Class A) 1,829
76,890 (a) Domo, Inc 686
57,402 Douzone Bizon Co Ltd 1,789
85,181 (a) Dropbox, Inc 2,070
31,000 DTS Corp 810
173,155 (b) Dye & Durham Ltd 2,010
118,265 (a) Dynatrace, Inc 5,492
96,199 (a) Elastic NV 9,643
20,937 Elm Co 5,355
17,700 Empyrean Technology Co Ltd 196
5,621 (a) EMRO, Inc 276
36,496 Enghouse Systems Ltd 823
166,182 (a) Envestnet, Inc 9,624
425,475 (a) EPAM Systems, Inc 117,499
4,709 (b) Esker S.A. 946
213,450 (a) Everbridge, Inc 7,434
7,034 (a),(b) Exclusive Networks S.A. 167
18,388 (a) Fair Isaac Corp 22,978
115,403 (a) FD Technologies plc 1,789
64,104 FDM Group Holdings plc 278
740,258 (a) Five9, Inc 45,977
21,279 Formula Systems 1985 Ltd 1,703
367,270 (a) Fortinet, Inc 25,088
1,503,267 (a) Fortnox AB 9,391
115,900 (a) Freee KK 2,670
949,867 (a) Freshworks, Inc 17,297
41,768 (b) FUJI SOFT, Inc 1,656
1,459,000 Fujitsu Ltd 23,350
39,527 Fukui Computer Holdings, Inc 675
58,100 Future Architect, Inc 640
41,983 (a) Gartner, Inc 20,012
197,603 GB Group plc 679
800,600 (a),(b) GDS Holdings Ltd 662
57,800 (a),(b) GDS Holdings Ltd (ADR) 384
4,076,164 Gen Digital, Inc 91,306

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
12,591 GFT Technologies SE $ 366
105,766 (a) Gitlab, Inc 6,168
77,537 (c) Global Dominion Access S.A. 282
30,761 (a) Globant S.A. 6,211
53,770 GMO internet, Inc 974
105,322 (a) GoDaddy, Inc 12,500
531,597 (a) Grid Dynamics Holdings, Inc 6,533
12,311 Haansoft, Inc 197
143,517 Hansen Technologies Ltd 456
52,456 Happiest Minds Technologies Ltd 470
72,454 (a) HashiCorp, Inc 1,953
818,840 HCL Technologies Ltd 15,224
13,613 Hinduja Global Solutions Ltd 121
54,052 Hundsun Technologies, Inc 170
55,148 (a),(b) Hut 8 Corp 609
58,583 Iflytek Co Ltd 402
61,500 I'll, Inc 1,228
96,921 Indra Sistemas S.A. 2,009
281,000 INESA Intelligent Tech, Inc 164
31,819 (a) Informatica, Inc 1,114
22,548 Information Services International-Dentsu Ltd 737
2,851,544 Infosys Technologies Ltd 51,351
189,190 (a) Intapp, Inc 6,489
67,768 Intellect Design Arena Ltd 895
664,151 International Business Machines Corp 126,826
420,644 Intuit, Inc 273,419
61,368 (a) Ionos SE 1,410
143,764 Iress Market Technology Ltd 777
56,550 (a) Isoftstone Information Technology Group Co Ltd 367
192,357 Justsystems Corp 3,376
69,570 Kainos Group plc 848
594,800 (a),(e) Kaonavi, Inc 7,188
854,895 Keywords Studios plc 14,049
154,517 (a) Kinaxis, Inc 17,567
1,171,495 (a) Kingdee International Software Group Co Ltd 1,326
83,200 (a),(b) Kingsoft Cloud Holdings Ltd (ADR) 253
76,954 (a),(b) Klaviyo, Inc 1,961
30,118 Kontron AG. 664
131,980 KPIT Technologies Ltd 2,362
387,036 (a) Kyndryl Holdings, Inc 8,422
1,226,158 (a) Lightspeed Commerce, Inc 17,244
779,000 (b),(c) Linklogis, Inc 140
51,131 LiveChat Software S.A. 1,152
199,360 (a) LiveRamp Holdings, Inc 6,878
32,039,300 (c),(e) Locaweb Servicos de Internet S.A. 37,307
3,433 Lotte Data Communication Co 94
466,645 (c) LTIMindtree Ltd 27,731
24,272 Magic Software Enterprises Ltd 280
11,560 (a) Manhattan Associates, Inc 2,893
142,500 (a),(b) Marathon Digital Holdings, Inc 3,218
14,076 Mastek Ltd 430
25,835 Matrix IT Ltd 570
207,791 (a),(b) Megaport Ltd 2,028
196,651 (a) MIA Teknoloji AS. 378
13,120,630 Microsoft Corp 5,520,111
2,290 (a),(b) MicroStrategy, Inc (Class A) 3,903
671,000 (b) Ming Yuan Cloud Group Holdings Ltd 210
35,167 Mitsubishi Research Institute, Inc 1,153
28,424 (a) Monday.com Ltd 6,420
34,088 (a) Money Forward, Inc 1,521
23,018 (a) MongoDB, Inc 8,255
63,243 Mphasis Ltd 1,819

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
6,371 (a) Nagarro SE $ 548
852,000 (a),(b),(d) National Agricultural Holdings Ltd 1
275,393 NCC Group plc 432
39,476 (a) nCino OpCo, Inc 1,476
97,272 (a) NCR Corp 1,229
205,900 NEC Corp 15,032
54,443 NEC Networks & System Integration Corp 906
57,362 Nemetschek SE 5,678
661,706 NET One Systems Co Ltd 11,632
34,446 (c) Netcompany Group A.S. 1,424
44,277 Newgen Software Technologies Ltd 424
418,723 (a) NEXTDC Ltd 4,850
62,850 (a) Nice Systems Ltd 16,356
537,284 Nihon Unisys Ltd 15,968
79,100 Nippon System Development Co Ltd 1,530
326,900 Nomura Research Institute Ltd 9,235
8,389 (a),(b) Northern Data AG. 242
170,492 NS Solutions Corp 5,563
529,400 NTT Data Corp 8,416
367,303 (a) Nutanix, Inc 22,670
150,300 OBIC Business Consultants Ltd 7,070
14,400 Obic Co Ltd 2,175
25,295 Objective Corp Ltd 212
24,905 (a),(b) Oddity Tech Ltd 1,082
164,321 (a) Okta, Inc 17,191
423,930 (a) Olo, Inc 2,327
38,911 One Software Technologies Ltd 576
233,185 Open Text Corp (Toronto) 9,048
2,809,762 Oracle Corp 352,934
8,000 (a) Oracle Corp Japan 602
47,200 Otsuka Corp 1,002
31,822 (a),(b) OVH Groupe SAS 332
293,138 (a),(b) Pagaya Technologies Ltd 2,961
642,156 (a) Palantir Technologies, Inc 14,776
786,083 (a) Palo Alto Networks, Inc 223,350
48,119 (a),(b) Paycor HCM, Inc 935
30,819 (a) Paylocity Holding Corp 5,297
68,741 Pegasystems, Inc 4,443
44,170 (a) Perfect Presentation For Commercial Services Co 391
85,638 Persistent Systems Ltd 4,108
60,300 (a),(b) PKSHA Technology, Inc 2,169
842,300 Plus Alpha Consulting Co Ltd 13,494
46,116 POSCO DX Co Ltd 1,665
688,703 (a) PowerSchool Holdings, Inc 14,662
41,934 (a) Procore Technologies, Inc 3,446
789,089 (a) PTC, Inc 149,090
484,375 (a) Q2 Holdings, Inc 25,459
24,606 (a) Qi An Xin Technology Group, Inc 108
123,800 (a),(b),(c) Qingdao Ainnovation Technology Group Co Ltd 116
14,737 (a),(b) QT Group Oyj 1,216
66,900 Rakus Co Ltd 908
499,444 (a) Rategain Travel Technologies Ltd 4,297
18,178 Reply S.p.A 2,572
57,682 (a) RingCentral, Inc 2,004
59,563 (a) Riskified Ltd 322
336,879 Roper Industries, Inc 188,935
27,825 Route Mobile Ltd 535
1,000,927 Sage Group plc 15,997
14,600 (b) Sakura Internet, Inc 593
2,034,218 Salesforce, Inc 612,666
33,363 Samsung SDS Co Ltd 4,054
11,780 Sangfor Technologies, Inc 103

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
52,500 (a) Sansan, Inc $ 603
1,158,064 SAP AG. 225,497
206,800 Sapiens International Corp NV 6,651
83,530 Sapiens International Corp NV 2,613
42,000 SB Technology Corp 579
1,315 Secunet Security Networks AG. 228
772,770 (a),(b) SEMrush Holdings, Inc 10,247
586,237 (a) SentinelOne, Inc 13,665
366,861 (a) ServiceNow, Inc 279,695
49,602 Shanghai Baosight Software Co Ltd 264
583,332 Shanghai Baosight Software Co Ltd 1,184
238,572 (a) SHIFT, Inc 38,022
2,530,521 (a) Shopify, Inc (Class A) 195,223
143,831 (a) SimilarWeb Ltd 1,294
21,500 Simplex Holdings, Inc 397
521,291 (a),(c) Sinch AB 1,307
182,900 (a) SiteMinder Ltd 671
263,500 (a) SKY ICT PCL 190
159,711 (a) Smartsheet, Inc 6,149
494,243 (a) Snowflake, Inc 79,870
478,105 Softcat plc 9,583
137,304 Sonata Software Ltd 1,193
65,109 Sopra Group S.A. 15,779
206,900 (a) Sprinklr, Inc 2,539
455,558 (a),(b) Sprout Social, Inc 27,201
6,837 (a) SPS Commerce, Inc 1,264
121,000 (a) Squarespace, Inc 4,409
131,400 Sumisho Computer Systems Corp 2,442
637,224 SUNeVision Holdings Ltd 208
308,855 (a) Synopsys, Inc 176,511
1,739,412 Systena Corp 3,088
122,000 Systex Corp 452
57,195 Tanla Platforms Ltd 564
779,568 Tata Consultancy Services Ltd 36,384
28,230 Tata Elxsi Ltd 2,641
467,987 (a),(c) TeamViewer SE 6,974
466,365 Tech Mahindra Ltd 6,999
189,500 TechMatrix Corp 2,279
828,120 Technology One Ltd 9,153
63,464 (b) Temenos Group AG. 4,540
134,120 (a) Tenable Holdings, Inc 6,630
459,231 (a) Teradata Corp 17,758
416,130 (a) Thoughtworks Holding, Inc 1,053
23,661 (a) Thunder Software Technology Co Ltd 169
83,678 (b) Tietoenator Oyj 1,771
584,900 TIS, Inc 12,549
64,142 (a),(b) TomTom NV 512
445,152 TOTVS S.A. 2,519
522,112 (a) Trade Desk, Inc 45,643
27,700 (a) Trend Micro, Inc 1,407
191,265 (a),(b) Truecaller AB 585
188,800 (a),(b) Tuya, Inc (ADR) 330
149,257 (a) Twilio, Inc 9,127
283,451 (a) UiPath, Inc 6,426
217,554 (a),(b) Unity Software, Inc 5,809
64,657 (a) VeriSign, Inc 12,253
25,739 Vitec Software Group AB 1,337
83,400 (a),(b) VNET Group, Inc (ADR) 129
1,344,000 (a),(b) Vobile Group Ltd 277
79,015 (a) WalkMe Ltd 680
7,613 (b) Wavestone 461
374,650 (a),(b) Weave Communications, Inc 4,301

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,765,000 (a),(b),(c) Weimob, Inc $ 434
12,559 (b) Wiit S.p.A 245
13,700 WingArc1st, Inc 276
1,144,573 Wipro Ltd 6,634
140,212 WiseTech Global Ltd 8,576
53,894 (a) Wix.com Ltd 7,409
767,817 (a) Workday, Inc 209,422
151,320 (a) Workiva, Inc 12,832
120,273 (a) Xero Ltd 10,443
89,487 Yonyou Network Technology Co Ltd 149
25,505 (a) Yubico AB 454
94,829 Zensar Technologies Ltd 692
277,970 (a) Zeta Global Holdings Corp 3,038
41,433 (a) Zoom Video Communications, Inc 2,708
80,414 (a) Zscaler, Inc 15,490
58,300 Zuken, Inc 1,710
1,249,030 (a) Zuora, Inc 11,391
TOTAL SOFTWARE & SERVICES 11,403,296
TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
644,944 AAC Technologies Holdings, Inc 2,166
55,000 Ability Opto-Electronics Technology Co Ltd 383
42,300 Accelink Technologies Co Ltd 226
433,831 Accton Technology Corp 6,217
2,507,532 Acer, Inc 3,655
78,000 Adlink Technology, Inc 167
10,631 (a) ADVA Optical Networking SE 229
30,000 Advanced Ceramic X Corp 216
394,543 Advantech Co Ltd 5,020
25,006 Ai Holdings Corp 403
15,000 AIC, Inc 177
4,176,000 Alpha Networks, Inc 4,711
154,100 (b) Alps Electric Co Ltd 1,212
5,288 ALSO Holding AG. 1,372
44,450 Amano Corp 1,133
216,120 Amphenol Corp (Class A) 24,929
19,500 Anker Innovations Technology Co Ltd 207
110,593 Anritsu Corp 895
1,287,120 (a),(d) Anxin-China Holdings Ltd 2
84,000 Apex International Co Ltd 105
19,796,136 (g) Apple, Inc 3,394,641
128,000 Arcadyan Technology Corp 766
504,323 (a) Arista Networks, Inc 146,244
617,589 (a) Arlo Technologies, Inc 7,813
19,592 (a) Arrow Electronics, Inc 2,536
129,000 Asia Optical Co, Inc 262
492,385 Asia Vital Components Co Ltd 8,339
27,000 ASROCK, Inc 218
26,174 Astra Microwave Products Ltd 187
609,026 Asustek Computer, Inc 8,063
20,622 AT&S Austria Technologie & Systemtechnik AG. 430
5,693,827 AU Optronics Corp 3,219
55,815 (a) Audinate Group Ltd 761
49,000 AURAS Technology Co Ltd 1,010
12,613 (a),(c) Avalon Technologies Ltd 75
88,100 Avary Holding Shenzhen Co Ltd 288
33,158 Avnet, Inc 1,644
100,800 Azbil Corp 2,789
93,930 Badger Meter, Inc 15,199
56,212 (b) Barco NV 926
51,300 Belden CDT, Inc 4,751
1,085,000 Benq Corp 1,522

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
22,617 BH Co Ltd $ 284
2,402,237 BOE Technology Group Co Ltd 1,340
266,000 (b) BOE Varitronix Ltd 161
49,000 Brother Industries Ltd 909
718,439 BYD Electronic International Co Ltd 2,652
92,100 (a) Calix, Inc 3,054
90,500 (a),(b) Canaan, Inc (ADR) 138
67,300 (a) Canon Electronics, Inc 1,090
36,290 Canon Marketing Japan, Inc 1,069
519,700 Canon, Inc 15,484
358,574 Career Technology MFG. Co Ltd 227
514,947 Catcher Technology Co Ltd 3,499
98,454 CDW Corp 25,183
292,640 (a) Celestica, Inc 13,148
278,000 Chang Wah Electromaterials, Inc 345
133,000 Channel Well Technology Co Ltd 331
90,745 Chaozhou Three-Circle Group Co Ltd 312
48,000 Chenbro Micom Co Ltd 379
221,000 Cheng Uei Precision Industry Co Ltd 318
1,726,000 Chicony Electronics Co Ltd 11,937
489,600 (a),(d) China Fiber Optic Network System Group Ltd 1
107,557 China Greatwall Technology Group Co Ltd 147
515,855 China Railway Signal & Communication Corp Ltd 392
23,300 China Zhenhua Group Science & Technology Co Ltd 176
281,000 Chin-Poon Industrial Co Ltd 408
304,000 Chroma ATE, Inc 2,400
18,000 Chunghwa Precision Test Tech Co Ltd 289
109,475 (a) Ciena Corp 5,414
2,718,852 Cisco Systems, Inc 135,698
152,000 (b) Citizen Watch Co Ltd 1,002
264,000 Clevo Co 338
80,962 Codan Ltd 574
129,724 Cognex Corp 5,503
97,078 (a) Coherent Corp 5,885
37,110 (b) Comet Holding AG. 12,910
6,663 (a) CommScope Holding Co, Inc 9
3,661,524 Compal Electronics, Inc 4,385
797,000 Compeq Manufacturing Co Ltd 1,947
208,000 Coretronic Corp 508
279,956 Corning, Inc 9,227
20,284 (a) CosmoAM&T Co Ltd 2,446
186,000 Co-Tech Development Corp 339
208,000 (a),(b) Cowell e Holdings, Inc 498
35,367 Crane NXT Co 2,189
13,581 (a) Cyient DLM Ltd 118
31,406 Daeduck Electronics Co Ltd 558
8,723 (a) Daejoo Electronic Materials Co Ltd 607
68,070 Daiwabo Co Ltd 1,140
142,000 Darfon Electronics Corp 276
9,381 Datalogic S.p.A. 58
280,508 DataTec Ltd 561
220,615 Dell Technologies, Inc 25,174
2,649,970 Delta Electronics Thailand PCL 5,260
2,272,673 Delta Electronics, Inc 24,324
43,601 Dexerials Corp 1,901
49,811 Dicker Data Ltd 350
3,262,760 Ditto Thailand PCL 2,078
31,912 Dreamtech Co Ltd 254
199,000 Dynamic Holding Co Ltd 432
1,179,000 Dynapack International Technology Corp 3,501
5,646,087 E Ink Holdings, Inc 40,065
10,724 Eizo Nanao Corp 366
33,996 Elecom Co Ltd 349
214,000 Elite Material Co Ltd 2,696

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
308,000 (a) Elitegroup Computer Systems Co Ltd $ 299
10,345 EM-Tech Co Ltd 240
63,679 Ennoconn Corp 695
4,400 (b) Enplas Corp 211
36,300 Eoptolink Technology, Inc Ltd 342
2,900,704 (b) Ericsson (LM) (B Shares) 15,600
391,241 (a) Everdisplay Optronics Shanghai Co Ltd 117
60,633 Evertz Technologies Ltd 663
232,101 (a) Extreme Networks, Inc 2,678
20,939 (a) F5 Networks, Inc 3,970
15,080 (a) Fabrinet 2,850
3,060,000 (a) FIH Mobile Ltd 200
221,000 FLEXium Interconnect, Inc 633
1,929,246 (a) Flextronics International Ltd 55,196
294,100 Forth Corp PCL 132
685,087 Foxconn Industrial Internet Co Ltd 2,226
736,000 Foxconn Technology Co Ltd 1,497
2,272,884 FUJIFILM Holdings Corp 51,037
183,000 General Interface Solution Holding Ltd 343
68,000 Genius Electronic Optical Co Ltd 1,081
72,365 Genus Power Infrastructures Ltd 201
291,000 Getac Holdings Corp 1,209
440,000 Gigabyte Technology Co Ltd 4,305
230,000 Global Brands Manufacture Ltd 530
162,222 GoerTek, Inc 354
262,400 Gold Circuit Electronics Ltd 2,006
155,336 GRG Banking Equipment Co Ltd 258
115,897 Guangzhou Haige Communications Group, Inc Co 168
22,818 Guangzhou Shiyuan Electronic Technology Co Ltd 108
9,700 (b) Hakuto Co Ltd 358
619,907 Halma plc 18,511
29,600 Hamamatsu Photonics KK 1,044
420,500 Hana Microelectronics PCL (Foreign) 456
232,000 Hannstar Board Corp 458
1,669,000 (a) HannStar Display Corp 558
96,300 Hengdian Group DMEGC Magnetics Co Ltd 192
139,300 Hengtong Optic-electric Co Ltd 236
4,474,462 Hewlett Packard Enterprise Co 79,332
461,606 Hexagon AB 5,457
551,000 (a) High Tech Computer Corp 820
7,500 Hioki EE Corp 355
6,300 Hirose Electric Co Ltd 647
21,254 (b) HMS Networks AB 921
112,350 Holy Stone Enterprise Co Ltd 338
10,721,640 Hon Hai Precision Industry Co, Ltd 52,076
29,499 Horiba Ltd 3,065
30,800 Hosiden Corp 392
2,116,682 HP, Inc 63,966
60,100 Huagong Tech Co Ltd 263
90,000 Ibase Technology, Inc 238
95,100 (b) Ibiden Co Ltd 4,259
1,349 Inficon Holding AG. 1,969
1 (a) Infinera Corp 0 ^
57,850 Innodisk Corp 562
7,474,456 InnoLux Display Corp 3,550
44,200 Inspur Electronic Information Industry Co Ltd 271
65,600 Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira 275
6,763 Intellian Technologies, Inc 297
10,494 INTOPS Co Ltd 238
2,330,172 Inventec Co Ltd 4,264
10,993 (a) IPG Photonics Corp 997
16,600 Iriso Electronics Co Ltd 333
39,184 IsuPetasys Co Ltd 1,308
149,000 ITEQ Corp 416

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
233,840 (a) Itron, Inc $ 21,635
47,676 Ituran Location and Control Ltd 1,333
81,700 Jabil Inc 10,944
11,269 (a) Jahwa Electronics Co Ltd 206
37,642 (b) Japan Aviation Electronics Industry Ltd 618
610,900 Jaymart Group Holdings PCL 249
42,543 Jenoptik AG. 1,322
112,377 Juniper Networks, Inc 4,165
15,000 Kaga Electronics Co Ltd 638
18,433 (a) Kaynes Technology India Ltd 639
744,200 KCE Electronics PCL 801
177,770 Keyence Corp 82,532
62,099 (a) Keysight Technologies, Inc 9,711
44,000 King Slide Works Co Ltd 1,693
680,205 Kingboard Chemical Holdings Ltd 1,389
638,000 (b) Kingboard Laminates Holdings Ltd 472
136,087 Kitron ASA 427
17,232 (a) KMW Co Ltd 216
30,000 (b) Koa Corp 292
355,000 Konica Minolta Holdings, Inc 1,162
264,400 Kyocera Corp 3,546
16,889 L&F Co Ltd 2,211
71,192 Landis&Gyr Group AG. 5,464
85,625 Largan Precision Co Ltd 6,500
173,500 (c) Legend Holdings Corp 132
371 LEM Holding S.A. 702
7,028,399 Lenovo Group Ltd 8,143
256,323 Lens Technology Co Ltd 481
292,282 LG Display Co Ltd 2,298
11,725 LG Innotek Co Ltd 1,722
383,084 Lingyi iTech Guangdong Co 289
1,729,277 Lite-On Technology Corp 5,732
4,816 Littelfuse, Inc 1,167
162,042 Logitech International S.A. 14,520
67,999 Lotes Co Ltd 2,942
14,825 Lotte Energy Materials Corp 550
50,248 (a) Lumentum Holdings, Inc 2,379
567,956 LuxNet Corp 2,170
357,924 Luxshare Precision Industry Co Ltd 1,474
84,707 Macnica Holdings, Inc 4,152
7,100 Maruwa Co Ltd 1,486
31,100 Maxell Holdings Ltd 326
27,034 Maxscend Microelectronics Co Ltd 376
205,991 MCJ Co Ltd 1,825
8,801 Mcnex Co Ltd 166
15,400 Meiko Electronics Co 547
28,765 Melco Holdings, Inc 688
5,681,900 Metrodata Electronics Tbk PT 213
198,000 (a),(b),(d) MH Development Ltd 0 ^
57,067 (b) Micronic AB 2,012
623,200 Micro-Star International Co Ltd 3,252
682,000 Mitac Holdings Corp 1,113
587,098 Motorola Solutions, Inc 208,408
2,240,890 Murata Manufacturing Co Ltd 41,910
180,000 Nan Ya Printed Circuit Board Corp 1,114
195,400 (a),(b) Nano Dimension Ltd (ADR) 544
80,100 Napco Security Technologies, Inc 3,217
518,400 Nationgate Holdings Bhd 168
5,718 (a) Nayax Ltd 151
132,934 (b) NCAB Group AB 870
21,686 Neopost S.A. 446
154,175 NetApp, Inc 16,184
9,454 (a) Netweb Technologies India Ltd 183
6,700,300 (a) Nex Point Parts PCL 1,746

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
38,572 Next Vision Stabilized Systems Ltd $ 459
40,450 Nichicon Corp 342
64,615 Ninestar Corp 205
109,300 Nippon Ceramic Co Ltd 1,955
65,476 Nippon Electric Glass Co Ltd 1,672
26,556 Nippon Signal Co Ltd 181
26,860 Nissha Printing Co Ltd 268
14,572 Nohmi Bosai Ltd 218
1 Nokia Corp (ADR) 0 ^
5,260,370 (b) Nokia Oyj 18,664
15,517 (a) Note AB 209
191,100 (a) OFILM Group Co Ltd 266
70,936 Oki Electric Industry Co Ltd 542
36,200 Omron Corp 1,296
29,179 Optex Group Co Ltd 380
44,272 Oxford Instruments plc 1,183
254,000 Pan-International Industrial 304
4,331 Park Systems Corp 489
28,295 Partron Co Ltd 166
623,000 PAX Global Technology Ltd 491
1,710,915 Pegatron Corp 5,327
6,068 (a) PG Electroplast Ltd 121
334,000 Primax Electronics Ltd 896
215,732 (a) Pure Storage, Inc 11,216
2,313,390 Quanta Computer, Inc 20,258
179,000 Quanta Storage, Inc 548
26,664 (a) Radware Ltd 499
462,082 Redington Ltd 1,158
180,481 (a) Reeder Teknoloji Sanayi VE Ticaret AS 274
29,143 Renishaw plc 1,559
10,947 Restar Holdings Corp 219
113,500 Ricoh Co Ltd 1,008
22,252 Riken Keiki Co Ltd 561
14,898 Riso Kagaku Corp 303
11,333 Ryosan Co Ltd 368
15,400 (b),(d) Ryoyo Electro Corp 403
2,564 (a) SAES Getters S.p.A. 98
274,081 Samsung Electro-Mechanics Co Ltd 30,538
7,881,569 Samsung Electronics Co Ltd 473,663
709,322 Samsung Electronics Co Ltd (Preference) 35,404
182,257 Samsung SDI Co Ltd 64,638
76,715 (a) Sanmina Corp 4,770
18,778 (a),(b) Seco S.p.A 74
59,800 Seiko Epson Corp 1,046
7,861 (a),(b),(c) Sensirion Holding AG. 581
20,000 Sensortek Technology Corp 253
18,310 (a) Seojin System Co Ltd 344
185,000 Sercomm Corp 833
26,791 (b) Sesa S.p.A 2,962
5,690 (a),(b) SES-imagotag S.A. 875
5,834 Shanghai Friendess Electronic Technology Corp Ltd 228
120,784 Shengyi Technology Co Ltd 293
19,805 Shennan Circuits Co Ltd 243
41,313 Shenzhen Transsion Holdings Co Ltd 934
196,900 Shimadzu Corp 5,484
22,800 Siix Corp 260
659,000 Simplo Technology Co Ltd 9,293
185,000 Sinbon Electronics Co Ltd 1,619
3,700 (a) SK Eternix Co Ltd 35
24,077 (b) Softchoice Corp 318
349,835 (b) Softwareone Holding AG. 6,452
34,065 (a) SOLUM Co Ltd 625
29,486 Solus Advanced Materials Co Ltd 384
177,972 Spectris plc 7,405

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
62,000 Speed Tech Corp $ 117
504,318 Spirent Communications plc 1,276
10,072 (a) STCUBE 48
164,392 Sterlite Technologies Ltd 219
625,749 Sunny Optical Technology Group Co Ltd 3,205
118,808 (a) Super Micro Computer, Inc 120,000
3,364,277 Supreme Electronics Co Ltd 7,780
93,241 Suzhou Dongshan Precision Manufacturing Co Ltd 187
23,200 Suzhou TFC Optical Communication Co Ltd 488
1,002,621 Synnex Technology International Corp 2,455
56,748 (a) Synopex, Inc 391
35,247 Syrma SGS Technology Ltd 197
199,000 Taiwan Union Technology Corp 1,139
94,340 (b) Taiyo Yuden Co Ltd 2,233
1,061,329 TCL Technology Group Corp 685
82,484 (b) TD SYNNEX Corp 9,329
331,300 TDK Corp 16,269
684,047 TE Connectivity Ltd 99,351
127,497 (a),(c) Tejas Networks Ltd 1,006
100,000 Test Research, Inc 268
50,000 Thinking Electronic Industrial Co Ltd 259
20,004 Tianjin 712 Communication & Broadcasting Co Ltd 66
73,730 Tianma Microelectronics Co Ltd 84
15,900 (b) Tokyo Electron Device Ltd 723
146,640 Tong Hsing Electronic Industries Ltd 674
80,356 Topcon Corp 929
19,585 Toshiba TEC Corp 390
192,000 TPK Holding Co Ltd 221
941,000 Transcend Information, Inc 2,613
90,339 (a) Trimble Inc 5,814
353,000 Tripod Technology Corp 2,255
210,600 (a) Tsinghua Tongfang Co Ltd 190
783,617 (a) TTM Technologies, Inc 12,264
45,690 (a) Turtle Beach Corp 788
239,000 TXC Corp 854
3,083 (b) Ubiquiti, Inc 357
1,180,011 Unimicron Technology Corp 7,015
157,111 Unisplendour Corp Ltd 477
40,100 Universal Scientific Industrial Shanghai Co Ltd 76
7,411 (a) UTI, Inc 182
766,900 Venture Corp Ltd 8,106
21,000 VIA Labs, Inc 142
303,921 (a),(b) Viasat, Inc 5,498
21,000 Vivotek, Inc 97
1,515,857 Vontier Corp 68,759
2,113,300 VS Industry Bhd 373
585,042 VSTECS Holdings Ltd 313
130,885 Vtech Holdings Ltd 794
126,900 Wacom Co Ltd 545
96,000 Wah Lee Industrial Corp 337
259,000 Walsin Technology Corp 902
1,268,000 Wasion Holdings Ltd 918
1,796,756 (a) Western Digital Corp 122,611
58,884 Wingtech Technology Co Ltd 298
190,500 (a),(d),(f) Wintek Corp 0 ^
2,226,000 Wistron Corp 8,386
294,524 Wistron NeWeb Corp 1,422
452,049 Wiwynn Corp 30,955
1,389,519 WPG Holdings Ltd 4,169
453,252 WT Microelectronics Co Ltd 2,126
146,815 Wuhan Guide Infrared Co Ltd 147
87,452 WUS Printed Circuit Kunshan Co Ltd 369
107,600 Xerox Holdings Corp 1,926
10,600 Xiamen Faratronic Co Ltd 146

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
13,157,800 (a),(c) Xiaomi Corp $ 25,832
15,750 (a),(d) Ya Hsin Industrial Co Ltd 0 ^
283,801 Yageo Corp 5,266
107,500 (b),(c) Yangtze Optical Fibre and Cable Joint Stock Ltd 122
60,285 Yealink Network Technology Corp Ltd 210
47,400 Yokogawa Electric Corp 1,092
38,294 (a) Zebra Technologies Corp (Class A) 11,543
23,123 Zen Technologies Ltd 267
186,218 Zhejiang Dahua Technology Co Ltd 480
32,010 Zhejiang Supcon Technology Co Ltd 205
580,558 Zhen Ding Technology Holding Ltd 2,267
46,223 Zhongji Innolight Co Ltd 990
230,003 ZTE Corp 874
724,799 ZTE Corp (Class H) 1,447
199,000 Zyxel Group Corp 299
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 6,268,022
TELECOMMUNICATION SERVICES - 1.0%
503,371 Advanced Info Service PCL 2,814
732,548 (c) Airtel Africa plc 979
717,057 AL Yah Satellite Communications Co-Pjsc-Yah Sat 430
7,899,784 (b) America Movil SAB de C.V. 7,376
16,026,977 AT&T, Inc 282,075
65,010 ATN International, Inc 2,048
170,193 (a),(b) Aussie Broadband Ltd 397
1,258,806 Axiata Group Bhd 716
334,630 (a) Bandwidth, Inc 6,110
63,030 (b) BCE, Inc 2,142
1,527,683 Bezeq Israeli Telecommunication Corp Ltd 1,963
2,035,289 Bharti Airtel Ltd 30,030
6,405,309 BT Group plc 8,865
77,442 (a) Cellcom Israel Ltd 332
457,225 (c) Cellnex Telecom S.A. 16,174
22,300 Chief Telecom, Inc 265
20,563,912 (c) China Tower Corp Ltd 2,367
1,617,653 Chunghwa Telecom Co Ltd 6,354
1,230,641 Citic Telecom International Holdings Ltd 398
3,307 Cogeco, Inc 139
3,421,554 Deutsche Telekom AG. 83,056
1,372,644 Digi.Com BHD 1,221
28,868 Drillisch AG. 499
4,455 (a) EchoStar Corp (Class A) 63
141,487 Elisa Oyj (Series A) 6,308
2,975,431 Emirates Telecommunications Group Co PJSC 14,844
105,726 Empresa Nacional de Telecomunicaciones S.A. 352
326,578 Etihad Etisalat Co 4,580
1,564,282 Far EasTone Telecommunications Co Ltd 3,954
95,749 Freenet AG. 2,695
183,879 (a) Frontier Communications Parent, Inc 4,505
70,731 Gamma Communications plc 1,221
186,824 (a),(d) GCI Liberty, Inc 2
245,160 (a) Gogo, Inc 2,152
611,057 (a) Helios Towers plc 728
154,245 Hellenic Telecommunications Organization S.A. 2,275
565,175 HFCL Ltd 625
784,120 HKBN Ltd 294
801,437 HKT Trust & HKT Ltd 935
1,271,607 Hutchison Telecommunications Hong Kong Holdings Ltd 164
54,530 IDT Corp 2,062
333,161 Infrastrutture Wireless Italiane S.p.A 3,781
91,448 Internet Initiative Japan, Inc 1,708
657,700 Intouch Holdings PCL (Class F) 1,241

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
92,320 Iridium Communications, Inc $ 2,415
4,399,900 Jasmine International PCL 280
854,300 (a),(b) JTOWER, Inc 22,714
937,696 KDDI Corp 27,725
12,718,699 Koninklijke KPN NV 47,573
29,579 KT Corp 834
234,829 Kuwait Telecommunications Co 453
222,725 (a),(b),(d) Let's GOWEX S.A. 2
77,352 LG Telecom Ltd 577
34,377 (a) Liberty Global Ltd 582
587,410 (a) Liberty Latin America Ltd (Class A) 4,094
337,680 (a) Liberty Latin America Ltd (Class C) 2,360
235,225 Magyar Telekom 578
975,083 Maxis Bhd 694
105,555 (a) Millicom International Cellular S.A. 2,152
1,851,949 Mobile Telecommunications Co KSCP 2,955
374,464 Mobile Telecommunications Co Saudi Arabia 1,260
713,065 MTN Group Ltd 3,528
3,788,966 NetLink NBN Trust 2,399
29,348,400 Nippon Telegraph & Telephone Corp 34,957
633,600 NOS SGPS S.A. 2,479
13,800 Okinawa Cellular Telephone Co 325
122,202 (a) Ooma, Inc 1,042
741,639 Ooredoo QPSC 2,159
1,022,600 (b) Operadora De Sites Mexicanos SAB de C.V. 1,246
1,953,740 Orange S. A. 22,976
104,150 (a) Partner Communications 454
3,410,000 PCCW Ltd 1,687
34,414 PLDT, Inc 837
107,158 Proximus plc 867
133,019 Quebecor, Inc 2,916
75,764 (c) RAI Way S.p.A 424
64,324 Railtel Corp of India Ltd 281
304,729 Rogers Communications, Inc (Class B) 12,486
15,143,533 Sarana Menara Nusantara Tbk PT 821
1,724,940 Saudi Telecom Co 18,210
2,196,328 Singapore Telecommunications Ltd 4,128
87,977 (a),(d) Sistema PJSFC (GDR) (London) 1
22,492 SK Telecom Co Ltd 891
112,264,304 (a) Smartfren Telecom Tbk PT 354
1,043,141 SmarTone Telecommunications Holding Ltd 510
1,255,900 SoftBank Corp 16,170
846,498 Softbank Group Corp 50,270
243,260 Spok Holdings, Inc 3,880
530,114 StarHub Ltd 463
25,434 (a) Swisscom AG. 15,567
1,464,506 Taiwan Mobile Co Ltd 4,666
102,779 Tata Communications Ltd 2,484
325,575 (a) Tata Teleservices Maharashtra Ltd 290
525,136 Tele2 AB (B Shares) 4,312
1,516,832 Telecom Corp of New Zealand Ltd 4,318
276,074 Telecom Egypt 220
9,947,985 (a),(b) Telecom Italia S.p.A. 2,416
358,585 Telefonica Brasil S.A. 3,618
5,168,243 Telefonica S.A. 22,824
575,909 Telekom Malaysia BHD 732
534,506 Telekomunikacja Polska S.A. 1,084
621,394 Telenor ASA 6,911
476,320 Telephone and Data Systems, Inc 7,631
2,356,225 TeliaSonera AB 6,039
42,022,501 Telkom Indonesia Persero Tbk PT 9,243
219,328 (a) Telkom S.A. Ltd 347

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,561,576 Telstra Corp Ltd $ 8,959
414,231 (b) TELUS Corp 6,627
589,800 Thaicom PCL 227
730,049 TIM S.A. 2,591
783,000 TIME dotCom Bhd 859
1,325,784 T-Mobile US, Inc 216,394
4,384,453 (a) True Corp PCL 926
1,053,238 Turkcell Iletisim Hizmet AS 2,228
71,640 United Internet AG. 1,612
16,700 Usen-Next Holdings Co Ltd 572
1,362,741 Verizon Communications, Inc 57,181
34,742 (a) Vision, Inc 281
537,961 Vodacom Group Ltd 2,799
24,305,167 Vodafone Group plc 21,557
5,346,084 Vodafone Qatar QSC 2,565
4,107,900 XL Axiata Tbk PT 586
TOTAL TELECOMMUNICATION SERVICES 1,233,914
TRANSPORTATION - 1.6%
110,806 Abu Dhabi Aviation Co 205
455,926 Adani Ports & Special Economic Zone Ltd 7,362
29,186 (a) Aegean Airlines S.A. 395
74,263 Aena SME S.A. 14,626
34,449 Aeroports de Paris 4,723
1,415,886 Agility Public Warehousing Co KSC 3,066
1,899,249 Air Arabia PJSC 1,431
152,701 (a) Air Canada 2,211
294,929 (a) Air China Ltd 298
793,910 (a) Air China Ltd (H shares) 386
95,735 (a),(b) Air France-KLM 1,066
1,414,105 Air New Zealand Ltd 511
3,589,488 Airports of Thailand PCL 6,424
92,949 (a) Alaska Air Group, Inc 3,996
37,595 (b) All Nippon Airways Co Ltd 786
230,776 (a) Allcargo Logistics Ltd 198
5,708 (a),(b) Amerco, Inc 386
485,683 (a) American Airlines Group, Inc 7,455
634,771 (a),(b),(d),(f) AMR Corporation 6
3,861,500 (a) ANE Cayman, Inc 2,446
370,000 Anhui Expressway Co Ltd 410
2,981 AP Moller - Maersk AS (Class A) 3,820
4,078 AP Moller - Maersk AS (Class B) 5,317
598,910 Aramex PJSC 400
228,133 ArcBest Corp 32,509
3,686,500 (a) Asia Aviation PCL 247
24,385 (a) Asiana Airlines, Inc 201
39,167,400 (a),(d) Astrindo Nusantara Infrastructure Tbk PT 203
937,309 Atlas Arteria Ltd 3,255
1,113,068 Auckland International Airport Ltd 5,553
1,545,554 Aurizon Holdings Ltd 4,030
13,967 (b) Avis Budget Group, Inc 1,710
27,850 AZ-COM MARUWA Holdings, Inc 249
206,900 (a) Azul S.A. 538
641,900 Bangkok Airways PCL 276
140,900 Bangkok Aviation Fuel Services PCL 90
5,464,962 Bangkok Expressway & Metro PCL 1,198
1,262,000 (a) Beijing Capital International Airport Co Ltd 383
1,258,900 Beijing-Shanghai High Speed Railway Co Ltd 870
70,208 Belships ASA 135
74,800 (a),(b) Blade Air Mobility, Inc 213
4,426 Blue Dart Express Ltd 329
89,994 (b) bpost S.A. 336

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
5,327,537 BTS Group Holdings PCL $ 819
551,957 Canadian National Railway Co 72,683
800,183 Canadian Pacific Railway Ltd 70,552
880,000 (b) Canggang Railway Ltd 103
6,654 (b) Cargojet, Inc 550
59,960 (a),(b) Cathay Pacific Airways Ltd 68
218,200 (a) Cebu Air, Inc 124
745,615 Central Japan Railway Co 18,518
86,274 CH Robinson Worldwide, Inc 6,569
1,115,000 China Airlines 679
437,500 (a) China Eastern Airlines Corp Ltd 221
199,500 China Merchants Expressway Network & Technology Holdings Co Ltd 309
614,667 China Merchants Holdings International Co Ltd 737
283,159 (a) China Southern Airlines Co Ltd (Class A) 220
750,072 Cia de Concessoes Rodoviarias 2,067
46,366 Cia de Distribucion Integral Logista Holdings S.A. 1,296
13,350,656 Cia Sud Americana de Vapores S.A. 1,004
6,512 CJ Logistics Corp 579
22,724 Clarkson plc 1,150
2,633,800 ComfortDelgro Corp Ltd 2,730
212,206 Container Corp Of India Ltd 2,252
630,600 (a),(b) Controladora Vuela Cia de Aviacion SAB de C.V. 466
685,536 COSCO Pacific Ltd 376
693,915 COSCO SHIPPING Holdings Co Ltd - A 997
2,586,809 COSCO SHIPPING Holdings Co Ltd - H 2,724
1,690,000 COSCO SHIPPING International Hong Kong Co Ltd 726
2,379,976 CSX Corp 88,226
163,078 CTT-Correios de Portugal S.A. 727
138,646 D/S Norden 5,666
387,700 Daqin Railway Co Ltd 393
498,549 (a) Delhivery Ltd 2,678
775,643 Delta Air Lines, Inc 37,130
598,939 (a) Deutsche Lufthansa AG. 4,707
2,017,127 Deutsche Post AG. 86,933
28,844 Dfds A.S. 838
6,674 Dreamfolks Services Ltd 39
408,822 DSV AS 66,456
892,437 East Japan Railway Co 17,122
791,178 easyJet plc 5,695
195,400 EcoRodovias Infraestrutura e Logistica S.A. 318
215,133 Enav S.p.A 900
1,115,000 Eva Airways Corp 1,101
445,000 Evergreen International Storage & Transport Corp 435
1,229,013 Evergreen Marine Corp Taiwan Ltd 6,759
16,237 Exchange Income Corp 593
108,164 Expeditors International Washington, Inc 13,150
76,940 Farglory F T Z Investment Holding Co Ltd 135
185,412 FedEx Corp 53,721
95,848 (a),(b) Finnair Oyj 303
515,127 Firstgroup plc 1,174
15,629 Flughafen Zuerich AG. 3,549
54,400 (b) Forward Air Corp 1,692
30,001 (a) Fraport AG. Frankfurt Airport Services Worldwide 1,581
142,910 FTAI Infrastructure, Inc 897
15,660 Fukuyama Transporting Co Ltd 370
163,242 Gateway Distriparks Ltd 197
355,707 Getlink S.E. 6,056
2,095,582 (a) GMR Infrastructure Ltd 2,056
110,000 Golden Ocean Group Ltd 1,385
1,771,100 (a) Grab Holdings Ltd 5,561
4,357,104 (a) Grab Holdings Ltd 13,681
23,257 Gram Car Carriers ASA 427

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
519,213 Grindrod Ltd $ 356
237,800 (b) Grupo Aeroportuario del Centro Norte Sab de C.V. 2,349
331,249 (b) Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 5,379
151,518 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 4,794
302,100 (a),(b),(c) Grupo Traxion SAB de C.V. 563
163,400 Guangzhou Baiyun International Airport Co Ltd 228
248,552 Gujarat Pipavav Port Ltd 636
284,449 (a) Gulf Navigation Holding PJSC 474
243,579 Gulf Warehousing Co 218
186,459 (a) GXO Logistics, Inc 10,024
2,172,900 (a) Hainan Airlines Holding Co Ltd 412
148,000 (a) Hainan Meilan International Airport Co Ltd 133
14,400 Hamakyorex Co Ltd 365
18,172 (a) Hamburger Hafen und Logistik AG. 325
102,400 (a),(b),(c) Hangzhou SF Intra-City Industrial Co Ltd 127
10,297 Hanjin Kal Corp 454
191,598 Hankyu Hanshin Holdings, Inc 5,497
81,010 Heartland Express, Inc 967
99,956 (a),(b) Hertz Global Holdings, Inc 783
373,900 (a) Hidrovias do Brasil S.A. 320
99,917 HMM Co Ltd 1,169
76,572 Hoegh Autoliners ASA 650
302,112 Hub Group, Inc (Class A) 13,057
4,379,651 Hutchison Port Holdings Trust 551
15,229 Hyundai Glovis Co Ltd 2,044
2,121 (a),(b) ID Logistics Group 809
414,838 Iino Kaiun Kaisha Ltd 3,462
130,389 (a),(c) InterGlobe Aviation Ltd 5,556
885,255 International Container Term Services, Inc 5,008
564,840 International Distributions Services plc 1,635
901,442 Japan Airlines Co Ltd 17,116
48,800 Japan Airport Terminal Co Ltd 1,928
1,833,700 Jasa Marga Persero Tbk PT 642
51,925 Jazeera Airways Co KSCP 199
71,556 JB Hunt Transport Services, Inc 14,258
1,900,900 (a),(c) JD Logistics, Inc 1,942
21,571 (a) Jeju Air Co Ltd 180
135,212 JET2 plc 2,461
674,915 Jiangsu Express 691
17,707 (a) Jin Air Co Ltd 169
341,580 (a),(b) Joby Aviation, Inc 1,831
19,000 Julio Simoes Logistica S.A. 47
75,100 Juneyao Airlines Co Ltd 124
70,600 Kamigumi Co Ltd 1,556
329,400 (b) Kawasaki Kisen Kaisha Ltd 4,429
172,100 Keihin Electric Express Railway Co Ltd 1,583
77,400 Keio Corp 2,119
115,500 Keisei Electric Railway Co Ltd 4,697
120,730 Kelsian Group Ltd 454
260,509 Kerry Logistics Network Ltd 284
137,000 Kerry TJ Logistics Co Ltd 166
151,607 (b) Kintetsu Corp 4,416
186,748 (a) Kirby Corp 17,801
117,140 Knight-Swift Transportation Holdings, Inc 6,445
16,468 Konoike Transport Co Ltd 230
110,380 (a) Korea Line Corp 157
156,600 Korean Air Lines Co Ltd 2,521
53,739 (b) Kuehne & Nagel International AG. 14,951
108,200 Kyushu Railway Co 2,469
150,968,088 (a) Lan Airlines S.A. 1,881
26,642 Landstar System, Inc 5,136
558,200 Liaoning Port Co Ltd 108

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,296,942 Localiza Rent A Car $ 25,042
10,445 Lotte Rental Co Ltd 215
11,557 (a) Lumi Rental Co 315
596,715 (a) Lyft, Inc (Class A) 11,546
35,500 (c) Mahindra Logistics Ltd 174
725,235 Malaysia Airports Holdings Bhd 1,518
8,530 Maruzen Showa Unyu Co Ltd 261
1,543,140 MISC Bhd 2,495
44,628 Mitsubishi Logistics Corp 1,445
288,200 (b) Mitsui OSK Lines Ltd 8,792
17,714 Mitsui-Soko Co Ltd 547
92,600 Movida Participacoes S.A. 157
230,951 MPC Container Ships ASA 268
1,297,793 MTR Corp 4,288
69,963 Mullen Group Ltd 750
148,400 Nagoya Railroad Co Ltd 2,076
79,527 Nankai Electric Railway Co Ltd 1,634
1,812,265 National Express Group plc 1,592
61,000 Nippon Express Holdings, Inc 3,114
41,649 Nippon Konpo Unyu Soko Co Ltd 804
384,703 (b) Nippon Yusen Kabushiki Kaisha 10,562
48,000 Nishi-Nippon Railroad Co Ltd 783
544,334 (a) Norwegian Air Shuttle AS 823
4,679 (a) NTG Nordic Transport Group A.S. 191
263,299 Odakyu Electric Railway Co Ltd 3,630
6,963 Odfjell SE 88
27,261 Oesterreichische Post AG. 931
147,538 Old Dominion Freight Line 32,357
122,500 Orient Overseas International Ltd 1,466
35,787,290 Pacific Basin Shipping Ltd 10,362
205,821 Pan Ocean Co Ltd 651
32,537 (a) Pegasus Hava Tasimaciligi AS. 821
625,500 Precious Shipping PCL 132
150,982 Promotora y Operadora de Infraestructura SAB de C.V. 1,601
781,959 (a) Qantas Airways Ltd 2,776
700,430 Qatar Navigation QSC 2,026
1,306,290 Qube Holdings Ltd 2,902
105,740 (a) Radiant Logistics, Inc 573
892,487 Redde Northgate plc 4,297
442,100 Regional Container Lines PCL 222
224,908 (a) Reysas Tasimacilik ve Lojistik Ticaret AS. 247
1,078,646 Rumo S.A. 4,787
156,400 (a) RXO, Inc 3,420
66,993 Ryder System, Inc 8,052
61,497 Sagami Railway Co Ltd 1,099
19,845 (a) Saia, Inc 11,609
96 (a),(d) SAir Group 0 ^
12,940 Sakai Moving Service Co Ltd 218
284,650 Sankyu, Inc 9,797
392,300 Santos Brasil Participacoes S.A. 1,042
149 (a) SAS AB 0 ^
65,719 (a) Saudi Ground Services Co 890
33,012 Saudi Industrial Services Co 340
49,777 (a) Saudi Public Transport Co 268
11,204 SBS Holdings, Inc 192
212,900 (a) SCGJWD Logistics PCL 91
40,815 Schneider National, Inc 924
183,300 Seibu Holdings, Inc 2,865
96,006 (b) Seino Holdings Corp 1,318
83,496 Senko Co Ltd 626
122,839 SF Holding Co Ltd 618
268,150 SG Holdings Co Ltd 3,396

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
76,196 (a) Shanghai International Airport Co Ltd $ 376
114,060 Shanghai International Port Group Co Ltd 84
1,065,500 Shenzhen International Holdings Ltd 818
4,827 Shenzhen Investment Holdings Bay Area Development Co Ltd 1
113,060 Shinwa Kaiun Kaisha Ltd 3,533
2,067,565 Shipping Corp of India Ltd 5,188
234,700 SIA Engineering Co Ltd 393
558,000 Sichuan Expressway Co Ltd 208
279,400 SIMPAR S.A. 414
337,000 Sincere Navigation Corp 256
1,117,573 (b) Singapore Airlines Ltd 5,297
738,124 (a) Singapore Airport Terminal Services Ltd 1,421
1,316,619 Singapore Post Ltd 410
1,111,000 SITC International Holdings Co Ltd 2,031
10,578 Sixt AG. 1,055
13,648 Sixt AG. (Preference) 1,001
173,880 (a) Skywest, Inc 12,012
446,190 Southwest Airlines Co 13,024
162,741 (a) SpiceJet Ltd 117
23,700 (a) Spring Airlines Co Ltd 181
16,612 Stolt-Nielsen Ltd 612
40,383 Sumitomo Warehouse Co Ltd 680
64,000 T3EX Global Holdings Corp 193
1,433,501 Taiwan High Speed Rail Corp 1,350
150,087 (a) TAV Havalimanlari Holding AS 826
7,889 TCI Express Ltd 97
69,165 TFI International, Inc 11,029
16,586 Theeb Rent A Car Co 308
250,535 (b) TNT NV 341
158,129 Tobu Railway Co Ltd 3,954
417,611 Tokyu Corp 5,085
5,648,600 (a),(d) Trada Alam Minera Tbk PT 0 ^
5,907 Trancom Co Ltd 237
875,700 Transcoal Pacific Tbk PT 402
26,549 Transport Corp of India Ltd 259
2,579,147 Transurban Group 22,374
463,901 (a) Turk Hava Yollari AO 4,272
64,570 (a) Tway Air Co Ltd 133
3,605,448 (a) Uber Technologies, Inc 277,583
74,627 U-Haul Holding Co 4,976
341,000 U-Ming Marine Transport Corp 573
1,553,611 Union Pacific Corp 382,080
243,397 (a) United Airlines Holdings, Inc 11,654
27,314 United International Transportation Co 631
918,177 United Parcel Service, Inc (Class B) 136,469
345,600 Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A. 575
67,336 (a),(d) Virgin Australia Holdings Pty Ltd 0 ^
30,917 VRL Logistics Ltd 204
93,583 Wallenius Wilhelmsen ASA 766
265,350 Wan Hai Lines Ltd 366
689,700 (a) WCE Holdings Bhd 146
367,400 West Japan Railway Co 7,657
28,193 (b) Westshore Terminals Investment Corp 533
154,300 Wilson Sons Holdings Brasil S.A. 550
109,354 Wincanton plc 827
318,000 Wisdom Marine Lines Co Ltd 586
85,160 (a) XPO, Inc 10,392
223,436 Yamato Transport Co Ltd 3,216
1,503,000 Yang Ming Marine Transport 2,075
75,759 YTO Express Group Co Ltd 159
922,000 Yuexiu Transport Infrastructure Ltd 453
68,515 Yunda Holding Co Ltd 68

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
888,415 Zhejiang Expressway Co Ltd $ 570
78,185 (b) ZIM Integrated Shipping Services Ltd 791
177,183 ZTO Express Cayman, Inc (ADR) 3,710
TOTAL TRANSPORTATION 2,066,363
UTILITIES - 2.3%
1,282,893 A2A S.p.A. 2,314
24,647 Acciona S.A. 3,000
30,382 ACEA S.p.A. 538
81,665 ACWA Power Co 7,381
274,094 (a) Adani Green Energy Ltd 6,050
667,221 (a) Adani Power Ltd 4,287
160,823 (a) AES Brasil Energia S.A. 327
72,540 AES Corp 1,301
1,650,638 AGL Energy Ltd 8,977
2,182,532 Aguas Andinas S.A. 637
634,800 (a) Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS. 260
282,547 (a) Akfen Yenilenebilir Enerji AS. 194
79,153 Aksa Enerji Uretim AS 86
477,637 (b) Algonquin Power & Utilities Corp 3,018
9,386 (a) AlKhorayef Water & Power Technologies Co 580
242,409 Allete, Inc 14,457
3,032,824 Alliant Energy Corp 152,854
253,714 (b) AltaGas Ltd 5,604
119,392 Alupar Investimento S.A. 727
1,570,673 Ameren Corp 116,167
1,623,628 American Electric Power Co, Inc 139,794
165,570 American States Water Co 11,961
20,810 American Water Works Co, Inc 2,543
1,140,239 APA Group 6,250
82,300 Ascopiave S.p.A. 210
276,659 Atco Ltd 7,702
37,711 Athens Water Supply & Sewage Co S.A. 243
15,025 Atmos Energy Corp 1,786
229,350 Auren Energia S.A. 544
42,370 (a) Aygaz AS 196
483,900 B Grimm Power PCL 369
477,600 Banpu Power PCL 192
982,000 BCPG PCL 182
254,679 Beijing Enterprises Holdings Ltd 740
2,034,586 Beijing Enterprises Water Group Ltd 453
1,328,000 Beijing Jingneng Clean Energy Co Ltd 296
20,833 BKW AG. 3,201
549,556 Black Hills Corp 30,006
76,437 (b) Boralex, Inc 1,615
95,720 (b) Brookfield Infrastructure Corp 3,448
116,175 Brookfield Renewable Corp 2,851
99,284 (b) Brookfield Renewable Corp 2,439
327,022 (a) Can2 Termik AS. 183
113,473 Canadian Utilities Ltd 2,584
407,000 (b) Canvest Environmental Protection Group Co Ltd 210
411,769 (b) Capital Power Corp 11,615
230,500 CECEP Solar Energy Co Ltd 166
45,310 Centerpoint Energy, Inc 1,291
1,028,951 Centrais Eletricas Brasileiras S.A. 8,555
212,739 Centrais Eletricas Brasileiras S.A. 1,978
179,389 Centrica plc 289
566,175 CESC Ltd 827
144,350 (b) CEZ AS 5,151
910,000 (b) CGN New Energy Holdings Co Ltd 241
1,246,100 CGN Power Co Ltd 686
5,179,000 (c) CGN Power Co Ltd 1,536

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,044,000 China Datang Corp Renewable Power Co Ltd $ 421
1,168,165 China Gas Holdings Ltd 1,054
2,969,044 China Longyuan Power Group Corp Ltd 2,083
540,300 China National Nuclear Power Co Ltd 669
2,131,847 (b) China Power International Development Ltd 875
415,012 China Resources Gas Group Ltd 1,324
826,373 China Resources Power Holdings Co 1,930
1,651,200 China Three Gorges Renewables Group Co Ltd 1,070
742,000 China Water Affairs Group Ltd 435
650,901 China Yangtze Power Co Ltd 2,238
587,091 Chubu Electric Power Co, Inc 7,677
435,100 (b) Chugoku Electric Power Co, Inc 3,280
293,201 Cia de Saneamento Basico do Estado de Sao Paulo 4,952
145,300 Cia de Saneamento de Minas Gerais Copasa MG 631
278,100 Cia de Saneamento do Parana 291
107,000 Cia de Saneamento do Parana 555
1,189,555 Cia Energetica de Minas Gerais 2,979
14,700 Cia Energetica do Ceara 109
925,900 Cia Paranaense de Energia 1,776
560,559 CK Infrastructure Holdings Ltd 3,283
1,921,700 CK Power PCL 218
87,612 Clearway Energy, Inc (Class A) 1,885
63,390 Clearway Energy, Inc (Class C) 1,461
1,479,375 CLP Holdings Ltd 11,800
6,699,123 Colbun S.A. 868
5,840,000 Concord New Energy Group Ltd 463
68,653 Consolidated Edison, Inc 6,234
296,954 Constellation Energy Corp 54,892
604,191 Contact Energy Ltd 3,125
183,200 CPFL Energia S.A. 1,272
722,800 Datang International Power Generation Co Ltd 285
2,753,660 Dominion Energy, Inc 135,453
1,834,518 Drax Group plc 11,610
22,099 DTE Energy Co 2,478
853,705 Duke Energy Corp 82,562
1,275,221 E.ON AG. 17,754
106,274 Edison International 7,517
301,471 (b) EDP Renovaveis S.A. 4,083
511,800 Electric Power Development Co 8,402
385,700 Electricity Generating PCL 1,196
1,089 Elia Group S.A. 118
243,565 (b) Emera, Inc 8,572
1,693,937 Emirates Central Cooling Systems Corp 761
8,225 Enagas 122
93,492 (b) Encavis AG. 1,699
10,204 Endesa S.A. 189
189,861 (a) Enea S.A. 445
25,397,947 Enel Chile S.A. 1,527
14,860,854 Enel S.p.A. 98,104
2,251,397 Energias de Portugal S.A. 8,784
205,478 Energisa S.A. 1,961
224,948 Energix-Renewable Energies Ltd 823
1,288,644 Energy Absolute PCL 1,213
193,515 (c) Enerjisa Enerji AS. 347
18,829,675 Enersis S.A. 1,836
31,261 (a) Enerya Enerji AS. 153
409,300 (a) Eneva S.A. 1,041
145,648 Engie Brasil Energia S.A. 1,169
444,198 (a) Engie Energia Chile S.A. 354
2,360,532 Engie S.A. 39,556
95,460 (a) Enlight Renewable Energy Ltd 1,597
341,835 ENN Energy Holdings Ltd 2,660

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
133,500 ENN Natural Gas Co Ltd $ 354
870,111 Equatorial Energia S.A. 5,647
28,143 (b) eRex Co Ltd 129
49,640 ERG S.p.A. 1,246
23,801 Evergy, Inc 1,270
111,579 Eversource Energy 6,669
28,662 EVN AG. 758
192,338 Exelon Corp 7,226
109,746 (a) Fersa Energias Renovables S.A. 184
4,021,742 FirstEnergy Corp 155,320
419,222 Fortis, Inc 16,564
295,900 (b) Fortum Oyj 3,653
2,097,815 GAIL India Ltd 4,566
197,700 Gas Malaysia Bhd 144
587,200 GD Power Development Co Ltd 407
581,857 Global Power Synergy PCL 840
53,969 (a) Greenvolt-Energias Renovaveis S.A. 475
11,381 (a),(b) Grenergy Renovables S.A. 299
1,333,210 Guangdong Investments Ltd 571
108,586 Gujarat Gas Ltd 709
229,921 Gujarat State Petronet Ltd 985
2,419,327 Gulf Energy Development PCL 2,904
3,863,300 Gunkul Engineering PCL 293
648,418 Hera S.p.A. 2,285
137,393 Hokkaido Electric Power Co, Inc 751
134,577 (b) Hokuriku Electric Power Co 715
328,661 Holding CO ADMIE IPTO S.A. 803
10,030,739 Hong Kong & China Gas Ltd 7,603
1,239,012 Hong Kong Electric Holdings Ltd 7,259
296,319 Huadian Power International Corp Ltd (Class A) 278
228,366 Huaneng Power International, Inc - A 289
1,778,751 Huaneng Power International, Inc - H 1,049
282,760 Hydro One Ltd 8,246
5,230,462 Iberdrola S.A. 64,964
5,389 Idacorp, Inc 501
279,279 Indraprastha Gas Ltd 1,446
127,858 (b) Innergex Renewable Energy, Inc 754
1,027,900 (a),(d) Inter Far East Energy Corp 0 ^
400,382 Interconexion Electrica S.A. ESP 2,049
438,710 Inversiones Aguas Metropolitanas S.A. 329
1,910,780 Iride S.p.A. 3,909
381,294 Italgas S.p.A 2,221
105,427 (a) Izdemir Enerji Elektrik Uretim AS. 88
2,886,272 (a) Jaiprakash Power Ventures Ltd 530
633,163 Kansai Electric Power Co, Inc 9,034
3,900 (a) Kasumigaseki Capital Co Ltd 441
15,611 Kenon Holdings Ltd 409
2,833,015 Keppel Infrastructure Trust 1,038
109,936 Korea Electric Power Corp 1,808
19,016 (a) Korea Gas Corp 385
18,294 (c) KPI Green Energy Ltd 339
328,300 Kyushu Electric Power Co, Inc 2,948
43,248 Mahanagar Gas Ltd 709
4,445,800 Malakoff Corp Bhd 603
259,302 Manila Electric Co 1,647
765,300 Manila Water Co, Inc 308
369,300 Mega First Corp BHD 339
586,669 Mercury NZ Ltd 2,429
1,080,228 Meridian Energy Ltd 3,814
117,480 (b) MGE Energy, Inc 9,248
583,257 National Central Cooling Co PJSC 516
2,963 National Fuel Gas Co 159

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
30,719 National Gas & Industrialization Co $ 712
6,513,020 National Grid plc 87,756
53,319 (c) Neoen S.A. 1,509
97,004 New Jersey Resources Corp 4,162
7,304,623 NextEra Energy, Inc 466,838
84,287 Nippon Gas Co Ltd 1,420
44,334 NiSource, Inc 1,226
114,858 NLC India Ltd 315
219,173 (b) Northland Power Income Fund 3,581
105,510 NorthWestern Corp 5,374
351,714 NRG Energy, Inc 23,808
3,835,149 NTPC Ltd 15,499
1,043,462 (a) ODAS Elektrik Uretim ve Sanayi Ticaret AS. 288
34,001 Okinawa Electric Power Co, Inc 258
38,600 ONE Gas, Inc 2,491
90,939 (a) OPC Energy Ltd 645
1,443,604 Origin Energy Ltd 8,660
190,852 Orsted AS 10,665
313,980 Osaka Gas Co Ltd 7,063
16,411 (a) OY Nofar Energy Ltd 406
217,958 Pennon Group plc 1,781
943,578 Petronas Gas BHD 3,501
1,724,478 (b),(f) PG&E Corp 28,902
754,204 (a) PGE Polska Grupa Energetyczna S.A. 1,359
158,278 Pinnacle West Capital Corp 11,828
66,549 Power & Water Utility Co for Jubail & Yanbu 1,229
4,123,013 Power Grid Corp of India Ltd 13,686
44,590,400 PT Perusahaan Gas Negara Persero Tbk 3,827
2,587,124 PTC India Ltd 5,785
176,663 (a) Public Power Corp 2,216
51,785 Public Service Enterprise Group, Inc 3,458
34,076 (a) Pure Cycle Corp 324
384,172 Qatar Electricity & Water Co QSC 1,714
584,200 Ratch Group PCL 445
1,741,908 (a) RattanIndia Power Ltd 173
13,121 Redeia Corp S.A. 224
1,383,652 Redes Energeticas Nacionais S.A. 3,286
510,587 (a) Reliance Energy Ltd 1,667
2,077,424 (a) Reliance Power Ltd 704
32,300 (a),(b) RENOVA, Inc 265
78,692 Rubis S.C.A 2,778
2,517,048 RWE AG. 85,547
19,600 Saibu Gas Co Ltd 246
749,603 Saudi Electricity Co 3,953
245,926 (c) Scatec ASA 1,637
521,775 Scottish & Southern Energy plc 10,878
217,200 SDIC Power Holdings Co Ltd 447
751,300 SembCorp Industries Ltd 3,003
485,637 Sempra Energy 34,883
156,600 (a) Serena Energia S.A. 294
574,343 Severn Trent plc 17,921
558,685 Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC 307
41,400 Shanghai Electric Power Co Ltd 49
225,300 Shenergy Co Ltd 241
128,088 Shenzhen Energy Group Co Ltd 123
120,042 Shikoku Electric Power Co, Inc 938
76,000 Shinfox Energy Co Ltd 342
28,110 Shizuoka Gas Co Ltd 176
91,400 Sichuan Chuantou Energy Co Ltd 210
552,484 SJVN Ltd 806
69,008 Snam Rete Gas S.p.A. 326
63,023 (a),(b) Solaria Energia y Medio Ambiente S.A. 688

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
128,000 (a),(d) Sound Global Ltd $ 0 ^
3,368,230 Southern Co 241,637
6,831,000 (a) SP New Energy Corp 126
1,015,900 SPCG PCL 317
183,480 Spire, Inc 11,260
1,461,996 (b) Superior Plus Corp 10,890
1,411,100 Synergy Grid & Development Phils, Inc 188
395,213 Taiwan Cogeneration Corp 587
1,268,704 Tata Power Co Ltd 6,005
899,941 (a) Tauron Polska Energia S.A. 689
59,170 Telecom Plus plc 1,218
2,381,804 Tenaga Nasional BHD 5,656
46,105 Terna Energy S.A. 896
47,009 Terna Rete Elettrica Nazionale S.p.A. 389
208,000 Tian Lun Gas Holdings Ltd 134
56,100 Toho Gas Co Ltd 1,242
368,900 Tohoku Electric Power Co, Inc 2,891
1,374,251 (a) Tokyo Electric Power Co, Inc 8,353
360,910 Tokyo Gas Co Ltd 8,204
907,000 Towngas Smart Energy Co Ltd 356
2,315,000 TPI Polene Power PCL 209
211,521 TransAlta Corp 1,357
144,200 Transmissora Alianca de Energia Eletrica S 1,044
1,147,700 TTW PCL 282
63,100 UGI Corp 1,548
885,698 United Utilities Group plc 11,508
1,231,272 Veolia Environnement 40,056
70,693 Verbund AG. 5,165
521,462 Vistra Corp 36,320
28,917 (a),(b) Voltalia S.A. 205
1,121,632 WEC Energy Group, Inc 92,108
17,430 West Holdings Corp 331
934,000 WHA Utilities and Power PCL 103
2,029,700 (a) Wintime Energy Group Co Ltd 374
59,532 Xcel Energy, Inc 3,200
1,344,000 (b) Xinyi Energy Holdings Ltd 191
2,920,000 YTL Corp BHD 1,611
2,157,700 YTL Power International BHD 1,725
799,800 Zhejiang Zheneng Electric Power Co Ltd 720
350,000 (a),(b) Zhongyu Energy Holdings Ltd 223
1,446,287 (a) Zorlu Enerji Elektrik Uretim AS 254
TOTAL UTILITIES 2,893,184
TOTAL COMMON STOCKS 124,873,234
(Cost $99,479,701)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
AUTOMOBILES & COMPONENTS - 0.0%
409,140 Tata Motors Ltd (DVR) 3,237
TOTAL AUTOMOBILES & COMPONENTS 3,237
CAPITAL GOODS - 0.0%
2,541 (d) Dawonsys Co Ltd 04/23/24 7
26,206 (b),(d) Webuild S.p.A 08/02/30 24
TOTAL CAPITAL GOODS 31

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
EXPIRATION
DATE
VALUE
(000)
CONSUMER SERVICES - 0.0%
90,578 PointsBet Holdings Ltd 07/08/24 $ 1
TOTAL CONSUMER SERVICES 1
ENERGY - 0.0%
27,093 (b),(d) Empire Petroleum Corp 03/25/24 0 ^
TOTAL ENERGY 0 ^
FINANCIAL SERVICES - 0.0%
1,059 Magellan Financial Group Ltd 04/16/27 0 ^
TOTAL FINANCIAL SERVICES 0 ^
MATERIALS - 0.0%
5,863 Foosung Co Ltd 04/11/24 6
TOTAL MATERIALS 6
MEDIA & ENTERTAINMENT - 0.0%
53,196 RS PCL 01/16/26 7
TOTAL MEDIA & ENTERTAINMENT 7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
12,599 (d) Chinook Therapeutics, Inc 0 ^
24,100 (d) Kangmei Pharmaceutical Co Ltd 12/31/28 0 ^
20,027 (b),(d) Tobira Therapeutics, Inc 1
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1
SOFTWARE & SERVICES - 0.0%
19,369 (d) Constellation Software, Inc 08/22/28 99
TOTAL SOFTWARE & SERVICES 99
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
132,405 (d) Nex Point Parts PCL 04/04/24 0 ^
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 0 ^
TOTAL RIGHTS/WARRANTS 3,382
(Cost $2,367)
TOTAL LONG-TERM INVESTMENTS 124,876,870
(Cost $99,482,341)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.2%
GOVERNMENT AGENCY DEBT - 0.1%
$ 25,000,000 Federal Farm Credit Discount Notes 0 .000% 04/03/24 24,978
7,500,000 Federal Farm Credit Discount Notes 0 .000 04/19/24 7,476
7,500,000 Federal Farm Credit Discount Notes 0 .000 04/26/24 7,469
20,790,000 Federal Farm Credit, 04 0 .000 04/05/24 20,766
3,535,000 Federal Home Loan Bank (FHLB) 0 .000 04/01/24 3,533
5,000,000 FHLB 0 .000 04/05/24 4,994
14,475,000 FHLB 0 .000 04/10/24 14,448
12,500,000 FHLB 0 .000 05/03/24 12,435
TOTAL GOVERNMENT AGENCY DEBT 96,099
TREASURY DEBT - 0.1%
13,000,000 United States Treasury Bill 0 .000 04/02/24 12,998
12,990,000 United States Treasury Bill 0 .000 04/04/24 12,984
20,000,000 United States Treasury Bill 0 .000 04/09/24 19,977
35,000,000 United States Treasury Bill 0 .000 04/16/24 34,923
6,319,000 United States Treasury Bill 0 .000 04/23/24 6,299
15,000,000 United States Treasury Bill 0 .000 04/25/24 14,947
50,000,000 United States Treasury Bill 0 .000 05/02/24 49,773

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE
VALUE
(000)
$ 18,573,000 United States Treasury Bill 0 .000% 05/07/24 $ 18,476
5,000,000 United States Treasury Bill 0 .000 05/09/24 4,972
TOTAL TREASURY DEBT 175,349
TOTAL SHORT-TERM INVESTMENTS 271,448
(Cost $271,419)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
CERTIFICATE OF DEPOSIT - 0.2%
5,000,000 Australia and New Zealand Banking Group 5 .800 07/25/24 5,000
2,000,000 Australia and New Zealand Banking Group 5 .880 10/11/24 2,000
45,000,000 BNP Paribas Securities Corp 5 .310 04/01/24 45,000
5,000,000 Canadian Imperial Bank of Commerce 6 .030 04/01/24 5,000
10,000,000 Canadian Imperial Bank of Commerce 5 .930 05/03/24 10,000
5,000,000 Canadian Imperial Bank of Commerce 5 .800 11/12/24 5,000
5,000,000 Canadian Imperial Bank of Commerce 5 .500 12/06/24 5,000
5,000,000 Citibank NA 5 .920 07/29/24 5,000
5,000,000 Citibank NA 5 .920 08/07/24 5,000
10,000,000 Citibank NA 5 .740 08/21/24 10,000
5,000,000 Citibank NA 6 .010 09/19/24 5,000
44,803,000 Credit Agricole Cib 5 .310 04/01/24 44,803
5,000,000 ING US Funding LLC 5 .620 02/10/25 5,000
5,000,000 Lloyds Bank PLC 5 .610 12/16/24 5,000
5,000,000 MUFG Bank Ltd 5 .710 04/12/24 5,000
5,000,000 MUFG Bank Ltd 5 .720 05/02/24 5,000
10,000,000 MUFG Bank Ltd 5 .730 05/16/24 10,000
5,000,000 MUFG BK LTD 5 .500 08/22/24 5,000
5,000,000 National Australia Bank Ltd 5 .510 10/01/24 5,000
10,000,000 Natixis SA 5 .730 08/19/24 10,000
5,000,000 Nordea Bank AB publ 5 .850 04/05/24 5,000
5,000,000 Nordea Bank AB publ 5 .800 07/24/24 5,000
5,000,000 Royal Bank of Canada 5 .770 07/02/24 5,000
45,000,000 Skandinaviska Enskilda Banken 5 .300 04/01/24 45,000
5,000,000 Skandinaviska Enskilda Banken AG 5 .840 04/12/24 5,000
TOTAL CERTIFICATE OF DEPOSIT 261,803
COMMERCIAL PAPER - 0.0%
4,250,000 Australia and New Zealand Banking Group 0 .000 04/18/24 4,239
5,000,000 DNB Bank ASA 0 .000 05/20/24 4,961
10,000,000 ING US Funding LLC 5 .910 04/24/24 10,000
5,000,000 ING US Funding LLC 5 .800 07/08/24 5,000
5,000,000 ING US Funding LLC 0 .000 07/25/24 4,910
10,000,000 National Bank of Canada 0 .000 08/16/24 9,791
TOTAL COMMERCIAL PAPER 38,901
REPURCHASE AGREEMENT - 0.6%
35,000,000 (h) Calyon 5 .320 04/01/24 35,000
15,000,000 (i) Calyon 5 .330 04/01/24 15,000
30,000,000 (j) Citigroup 5 .340 04/01/24 30,000
50,000,000 (k) Deutsche 5 .330 04/01/24 50,000
30,000,000 (l) HSBC 5 .330 04/01/24 30,000
75,000,000 (m) HSBC 5 .340 04/01/24 75,000
25,000,000 (n) JP Morgan 5 .320 04/01/24 25,000
95,000,000 (o) JP Morgan 5 .330 04/01/24 95,000
75,000,000 (p) Merrill Lynch 5 .330 04/01/24 75,000
5,000,000 (q),(r) Mizuho Bank Ltd 5 .730 04/11/24 5,000
35,000,000 (s) Nomura 5 .310 04/01/24 35,000
110,000,000 (t) Royal Bank of Scotland 5 .330 04/01/24 110,000
95,000,000 (u) Societe Generale 5 .330 04/01/24 95,000
TOTAL REPURCHASE AGREEMENT 675,000

CREF Stock Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE
VALUE
(000)
VARIABLE RATE SECURITIES - 0.0%
$ 5,000,000 (r) Mizuho Bank Ltd 5 .730% 04/26/24 $ 5,000
TOTAL VARIABLE RATE SECURITIES 5,000
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 980,704
(Cost $980,704)
TOTAL INVESTMENTS - 100.4% 126,129,022
(Cost $100,734,464)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (547,758)
NET ASSETS - 100.0% $125,581,264
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
INR Indian Rupee
REIT Real Estate Investment Trust
SPDR Standard & Poor's Depositary Receipts
^
Amount represents less than $1,000.
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,540,124,131.
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $961,374,371 or 0.8% of Total Investments.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e)
Affiliated holding
(f)
In bankruptcy
(g)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(h) Agreement with Calyon, 5.320% dated 3/28/24 to be repurchased at $35,296,282 on 4/1/24, collateralized by Government Agency Securities, with coupon rate 2.875%
and maturity date 6/15/25, valued at $35,700,094.
(i) Agreement with Calyon, 5.330% dated 3/28/24 to be repurchased at $15,027,412 on 4/1/24, collateralized by Government Agency Securities, with coupon rate 1.000%
and maturity date 7/31/28, valued at $15,300,086.
(j) Agreement with Citigroup, 5.340% dated 3/28/24 to be repurchased at $30,112,250 on 4/1/24, collateralized by Government Agency Securities, with coupon rates
4.000%–7.500% and maturity dates 4/20/53–5/20/53, valued at $30,600,835.
(k) Agreement with Deutsche, 5.330% dated 3/28/24 to be repurchased at $50,000,000 on 4/1/24, collateralized by Government Agency Securities, with coupon rate
0.000% and maturity dates 11/15/27–11/15/29, valued at $51,000,000.
(l) Agreement with HSBC, 5.330% dated 3/28/24 to be repurchased at $30,000,000 on 4/1/24, collateralized by Government Agency Securities, with coupon rate 0.000%
and maturity date 8/15/31, valued at $30,600,000.
(m) Agreement with HSBC, 5.340% dated 3/28/24 to be repurchased at $75,290,417 on 4/1/24, collateralized by Government Agency Securities, with coupon rates
3.000%–7.000% and maturity dates 5/1/33–3/1/54, valued at $76,500,000.
(n) Agreement with JP Morgan, 5.320% dated 3/28/24 to be repurchased at $25,105,087 on 4/1/24, collateralized by Government Agency Securities, with coupon rates
4.500%–7.000% and maturity dates 12/20/53–8/20/63, valued at $25,500,001.
(o) Agreement with JP Morgan, 5.330% dated 3/28/24 to be repurchased at $95,282,012 on 4/1/24, collateralized by Government Agency Securities, with coupon rates
2.000%–7.000% and maturity dates 8/1/30–12/1/53, valued at $96,900,001.
(p) Agreement with Merrill Lynch, 5.330% dated 3/28/24 to be repurchased at $75,237,229 on 4/1/24, collateralized by Government Agency Securities, with coupon rates
2.500%–7.000% and maturity dates 7/1/26–2/1/54, valued at $76,500,000.
(q) Agreement with Mizuho Bank Ltd, 5.730% dated 0 to be repurchased at $5,000,000 on 4/11/24, collateralized by Government Agency Securities, with coupon rate
0.000% and maturity date 0, valued at $0.
(r) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(s) Agreement with Nomura, 5.310% dated 3/28/24 to be repurchased at $35,114,456 on 4/1/24, collateralized by Government Agency Securities, with coupon rates
2.000%–6.000% and maturity dates 10/1/28–6/20/53, valued at $35,700,007.
(t) Agreement with Royal Bank of Scotland, 5.330% dated 3/28/24 to be repurchased at $110,799,356 on 4/1/24, collateralized by Government Agency Securities, with coupon rates 2.625%–4.250% and maturity dates 4/15/25–12/31/29, valued at $112,200,073.
(u) Agreement with Societe Generale, 5.330% dated 3/28/24 to be repurchased at $96,106,017 on 4/1/24, collateralized by Government Agency Securities, with coupon rates 1.625%–4.625% and maturity dates 10/15/26–5/15/31, valued at $96,900,019.

See Notes to Portfolio of Investments
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Russell 2000 E-Mini Index 90 06/21/24  $ 9,424 $ 9,656 $ 232
S&P 500 E-Mini Index 611 06/21/24 158,586 162,175 3,588
S&P Mid-Cap 400 E-Mini Index 50 06/21/24 14,931 15,387 457
Total 751  $ 182,941  $ 187,218  $ 4,277

CREF Global Equities Account March 31, 2024
Portfolio of Investments

See Notes to Portfolio of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
LONG-TERM INVESTMENTS - 98.8%
CORPORATE BONDS - 0.0%
INDIA - 0.0%
INR 1,191,204 Britannia Industries Ltd 5 .500% 06/03/24 $ 14
TOTAL INDIA 14
TOTAL CORPORATE BONDS 14
(Cost $16)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 98.8%
AUSTRALIA - 1.2%
226,600 AMP Ltd 173
210,063 APA Group 1,151
1,957,047 Australia & New Zealand Banking Group Ltd 37,509
42,922 Australian Stock Exchange Ltd 1,857
1,154,198 BHP Billiton Ltd 33,372
53,407 Cochlear Ltd 11,746
361,642 Commonwealth Bank of Australia 28,367
23,859,114 Glencore plc 130,928
4,480,121 Ingenia Communities Group 15,260
512,416 Insurance Australia Group Ltd 2,137
77,788 Macquarie Group Ltd 10,118
29,104 Magellan Financial Group Ltd 188
610,631 Medibank Pvt Ltd 1,496
294,218 (a) Megaport Ltd 2,872
326,262 Mineral Resources Ltd 15,053
692,155 National Australia Bank Ltd 15,672
208,332 (a) Qantas Airways Ltd 740
325,760 QBE Insurance Group Ltd 3,851
279,583 Suncorp-Metway Ltd 2,984
164,809,536 (a),(b) Tamboran Resources Ltd 18,258
807,689 Telstra Corp Ltd 2,032
764,168 Westpac Banking Corp 12,997
112,847 Woodside Energy Group Ltd 2,249
TOTAL AUSTRALIA 351,010
AUSTRIA - 0.0%
12,163 Verbund AG. 889
TOTAL AUSTRIA 889
BELGIUM - 0.2%
274,994 (c) KBC Groep NV 20,617
108,220 (a) Liberty Global Ltd 1,831
242,760 UCB S.A. 29,968
TOTAL BELGIUM 52,416
BERMUDA - 0.1%
69,056 RenaissanceRe Holdings Ltd 16,230
TOTAL BERMUDA 16,230
BRAZIL - 1.3%
385,700 Ambev S.A. 961
124,700 Atacadao S.A. 339
473,600 B3 SA-Brasil Bolsa Balcao 1,132
127,991 Banco Bradesco S.A. 325

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
7,771,901 Banco Bradesco S.A. (Preference) $ 22,097
1,247,000 Banco BTG Pactual S.A. - Unit 9,058
70,532 Banco do Brasil S.A. 796
26,000 Banco Santander Brasil S.A. 148
153,200 BB Seguridade Participacoes S.A. 993
124,600 (a) Caixa Seguridade Participacoes S 388
54,100 Centrais Eletricas Brasileiras S.A. 503
262,673 Centrais Eletricas Brasileiras S.A. 2,184
187,300 Cia de Concessoes Rodoviarias 516
74,500 Cia de Saneamento Basico do Estado de Sao Paulo 1,258
299,213 Cia Energetica de Minas Gerais 749
248,500 Cia Paranaense de Energia 477
48,800 Cia Siderurgica Nacional S.A. 153
2,296,738 Companhia Vale do Rio Doce (ADR) 27,997
262,168 Cosan SA Industria e Comercio 847
48,200 CPFL Energia S.A. 335
54,359 Energisa S.A. 519
105,100 (a) Eneva S.A. 267
37,450 Engie Brasil Energia S.A. 301
219,289 Equatorial Energia S.A. 1,423
154,355 Gerdau S.A. (Preference) 683
654,157 (a),(d) Hapvida Participacoes e Investimentos S.A. 483
29,600 Hypera S.A. 194
435,562 Investimentos Itau S.A. - PR 912
12,564,019 Itau Unibanco Holding S.A. 86,776
157,600 Klabin S.A. 794
1,374,163 Localiza Rent A Car 14,982
195,192 Lojas Renner S.A. 661
290,034 (a) Magazine Luiza S.A. 104
60,270 (a) Mercadolibre, Inc 91,126
192,895 Natura & Co Holding S.A. 688
1,924,684 (a) NU Holdings Ltd 22,961
1,826,800 Petro Rio S.A. 17,753
856,800 Petroleo Brasileiro S.A. 6,539
1,086,038 Petroleo Brasileiro S.A. (Preference) 8,090
270,644 Raia Drogasil S.A. 1,477
91,029 (d) Rede D'Or Sao Luiz S.A. 459
272,900 Rumo S.A. 1,211
288,359 Sendas Distribuidora S.A. 846
910,058 (a) StoneCo Ltd 15,116
170,022 Suzano SA 2,169
92,700 Telefonica Brasil S.A. 935
190,500 TIM S.A. 676
113,500 TOTVS S.A. 642
167,900 Ultrapar Participacoes S.A. 953
957,464 Vale S.A. 11,613
248,000 Vibra Energia S.A. 1,237
362,120 WEG S.A. 2,758
253,428 XP, Inc 6,503
TOTAL BRAZIL 373,107
CANADA - 2.2%
91,951 Agnico-Eagle Mines Ltd 5,483
1,159,787 Alimentation Couche-Tard, Inc 66,194
435,615 Bank of Montreal 42,531
268,985 Bank of Nova Scotia 13,914
16,006 Brookfield Asset Management Ltd 672
63,581 (a) Brookfield Corp 2,660
423 Brookfield Reinsurance Ltd 18
549,118 Cameco Corp 23,772
197,393 (c) Canadian Imperial Bank of Commerce 10,007
276,417 Canadian National Railway Co 36,399

CREF Global Equities Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
200,302 Canadian Natural Resources Ltd $ 15,280
46,340 (c) CI Financial Corp 593
424,911 Dollarama, Inc 32,370
5,930 Fairfax Financial Holdings Ltd 6,392
14,776 First Capital Real Estate Investment Trust 171
41,837 Franco-Nevada Corp 4,985
61,703 Great-West Lifeco Inc 1,973
23,711 iA Financial Corp, Inc 1,473
18,383 (c) IGM Financial, Inc 474
40,758 (c) Imperial Oil Ltd 2,811
31,707 Intact Financial Corp 5,151
674,441 (a),(c) Ivanhoe Mines Ltd 8,046
724,647 (a) Lightspeed Commerce, Inc 10,191
430,025 Manulife Financial Corp 10,740
74,467 (c) National Bank of Canada 6,271
1,865,232 (a),(c) NexGen Energy Ltd 14,500
18,457 Onex Corp 1,383
700,359 (c) Pan American Silver Corp (Toronto) 10,558
565,437 Parex Resources, Inc 9,033
123,217 (c) Power Corp of Canada 3,455
127,164 RioCan Real Estate Investment Trust 1,734
315,594 Royal Bank of Canada 31,831
1,819,794 (a) Shopify, Inc (Class A) 140,392
129,624 Sun Life Financial, Inc 7,073
459,862 Suncor Energy, Inc 16,971
727,912 Teck Cominco Ltd (Class B) 33,318
38,469 Thomson Reuters Corp 5,987
62,470 TMX Group Ltd 1,648
393,071 Toronto-Dominion Bank 23,723
11,896 West Fraser Timber Co Ltd 1,027
TOTAL CANADA 611,204
CHILE - 0.0%
3,689,013 Banco de Chile 410
5,867 (a) Banco de Credito e Inversiones 168
5,304,714 Banco Santander Chile S.A. 264
288,531 Cencosud S.A. 500
3,151,319 Cia Sud Americana de Vapores S.A. 237
248,391 Empresas CMPC S.A. 505
91,695 Empresas COPEC S.A. 659
6,305,762 Enel Chile S.A. 379
4,602,657 Enersis S.A. 448
38,412,817 (a) Lan Airlines S.A. 479
182,766 (a) SACI Falabella 480
31,150 Sociedad Quimica y Minera de Chile S.A. (Class B) 1,520
TOTAL CHILE 6,049
CHINA - 1.7%
28,700 360 Finance, Inc (ADR) 529
41,200 360 Security Technology, Inc 50
35,400 37 Interactive Entertainment Network Technology Group Co Ltd 86
167,000 AAC Technologies Holdings, Inc 561
10,500 Accelink Technologies Co Ltd 56
3,414 ACM Research Shanghai, Inc 40
8,252 Advanced Micro-Fabrication Equipment, Inc China 171
12,600 AECC Aero-Engine Control Co Ltd 32
34,000 AECC Aviation Power Co Ltd 158
13,151,000 Agricultural Bank of China Ltd 5,551
470,900 Agricultural Bank of China Ltd (Class A) 272
41,899 Aier Eye Hospital Group Co Ltd 75
9,700 AIMA Technology Group Co Ltd 42
55,700 (a) Air China Ltd 56

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
148,000 (a) Air China Ltd (H shares) $ 72
30,207 Airtac International Group 1,047
42,000 (a),(c),(d) Akeso, Inc 251
3,368,472 Alibaba Group Holding Ltd 30,460
452,759 (c) Alibaba Group Holding Ltd (ADR) 32,762
454,000 (a) Alibaba Health Information Technology Ltd 185
326,000 Aluminum Corp of China Ltd 208
569,900 Aluminum Corp of China Ltd (Class A) 561
4,321 Amlogic Shanghai Co Ltd 29
6,400 Angel Yeast Co Ltd 26
108,500 Anhui Conch Cement Co Ltd 225
20,000 Anhui Conch Cement Co Ltd (Class A) 61
28,800 Anhui Gujing Distillery Co Ltd 405
5,400 Anhui Gujing Distillery Co Ltd (Class A) 196
29,500 (a) Anhui Jianghuai Automobile Group Corp Ltd 69
9,100 Anhui Kouzi Distillery Co Ltd 51
9,800 Anhui Yingjia Distillery Co Ltd 88
4,900 Anker Innovations Technology Co Ltd 52
107,200 Anta Sports Products Ltd 1,143
19,200 (a) Asia-Potash International Investment Guangzhou Co Ltd 51
3,916 (a) ASR Microelectronics Co Ltd 22
1,820 Asymchem Laboratories Tianjin Co Ltd 22
2,800 Autobio Diagnostics Co Ltd 22
5,700 Autohome, Inc (ADR) 149
21,200 Avary Holding Shenzhen Co Ltd 69
6,200 AVIC Industry-Finance Holdings Co Ltd 3
88,000 AviChina Industry & Technology Co Ltd 35
5,600 AVICOPTER plc 32
80,700 (a) BAIC BluePark New Energy Technology Co Ltd 85
488,516 (a) Baidu, Inc 6,431
106,000 Bank of Beijing Co Ltd 83
76,800 Bank of Changsha Co Ltd 82
18,800 Bank of Chengdu Co Ltd 35
215,500 Bank of China Ltd - A 131
17,911,000 Bank of China Ltd - H 7,344
233,300 Bank of Communications Co Ltd - A 202
804,000 Bank of Communications Co Ltd - H 529
29,400 Bank of Hangzhou Co Ltd 45
94,880 Bank of Jiangsu Co Ltd 103
44,300 Bank of Nanjing Co Ltd 55
33,500 Bank of Ningbo Co Ltd 97
64,522 Bank of Shanghai Co Ltd 60
73,500 Bank of Suzhou Co Ltd 73
806,705 Baoshan Iron & Steel Co Ltd 723
56,700 (a) BeiGene Ltd 682
65,200 Beijing Dabeinong Technology Group Co Ltd 44
44,600 Beijing Enlight Media Co Ltd 64
48,500 Beijing Enterprises Holdings Ltd 141
342,000 Beijing Enterprises Water Group Ltd 76
5,997 Beijing Kingsoft Office Software, Inc 248
23,500 Beijing New Building Materials plc 93
6,000 Beijing Oriental Yuhong Waterproof Technology Co Ltd 13
580 Beijing Roborock Technology Co Ltd 27
8,000 Beijing Tiantan Biological Products Corp Ltd 28
6,900 Beijing Tongrentang Co Ltd 40
2,760 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 26
44,500 Beijing Yanjing Brewery Co Ltd 57
250,100 Beijing-Shanghai High Speed Railway Co Ltd 173
81,600 (a) Beiqi Foton Motor Co Ltd 31
3,200 Bethel Automotive Safety Systems Co Ltd 24
15,300 (a),(c) Bilibili, Inc 174
1,770 Bloomage Biotechnology Corp Ltd 14

CREF Global Equities Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
18,700 (d) BOC Aviation Ltd $ 144
820,000 BOC Hong Kong Holdings Ltd 2,199
14,900 BOC International China Co Ltd 21
637,100 BOE Technology Group Co Ltd 355
906,000 Bosideng International Holdings Ltd 453
708,000 Brilliance China Automotive Holdings Ltd 489
24,300 BYD Co Ltd 701
231,500 BYD Co Ltd (H shares) 5,928
181,000 BYD Electronic International Co Ltd 668
22,060 By-health Co Ltd 51
163,000 C&D International Investment Group Ltd 285
30,030 Caitong Securities Co Ltd 31
5,721 (a) Cambricon Technologies Corp Ltd 141
6,760 Canmax Technologies Co Ltd 18
5,731 Cathay Biotech, Inc 35
76,800 CECEP Solar Energy Co Ltd 55
1,033,000 (d) CGN Power Co Ltd 306
326,400 CGN Power Co Ltd 180
2,000 Changchun High & New Technology Industry Group, Inc 34
24,000 Changjiang Securities Co Ltd 17
3,000 Changzhou Xingyu Automotive Lighting Systems Co Ltd 59
22,100 Chaozhou Three-Circle Group Co Ltd 76
7,700 Chengxin Lithium Group Co Ltd 20
5,500 (a) Chifeng Jilong Gold Mining Co Ltd 11
35,100 China Baoan Group Co Ltd 51
854,000 China Cinda Asset Management Co Ltd 71
7,487,000 China Citic Bank 3,994
553,000 China Coal Energy Co 539
224,000 China Communications Services Corp Ltd 105
73,000 China Construction Bank Corp - A 69
21,334,000 China Construction Bank Corp - H 12,874
61,000 China CSSC Holdings Ltd 292
75,900 (a) China Eastern Airlines Corp Ltd 38
480,900 China Energy Engineering Corp Ltd 140
278,300 China Everbright Bank Co Ltd - A 120
407,000 China Everbright Bank Co Ltd - H 117
889,000 (d) China Feihe Ltd 418
24,800 China Film Co Ltd 42
324,000 China Galaxy Securities Co Ltd 159
24,500 China Galaxy Securities Co Ltd (Class A) 40
228,400 China Gas Holdings Ltd 206
29,700 China Great Wall Securities Co Ltd 30
27,400 China Greatwall Technology Group Co Ltd 37
203,500 (c) China Hongqiao Group Ltd 229
413,800 China Insurance International Holdings Co Ltd 363
124,400 (d) China International Capital Corp Ltd 148
9,100 China International Capital Corp Ltd 40
19,429 China Jushi Co Ltd 28
1,744,000 China Life Insurance Co Ltd 2,097
42,000 China Life Insurance Co Ltd (Class A) 166
31,800 (a),(d) China Literature Ltd 107
773,000 China Longyuan Power Group Corp Ltd 542
112,000 China Medical System Holdings Ltd 118
262,000 China Mengniu Dairy Co Ltd 564
2,326,500 China Merchants Bank Co Ltd 9,221
555,900 China Merchants Bank Co Ltd (Class A) 2,480
179,400 China Merchants Energy Shipping Co Ltd 191
53,300 China Merchants Expressway Network & Technology Holdings Co Ltd 83
133,426 China Merchants Holdings International Co Ltd 160
36,020 China Merchants Securities Co Ltd 69
125,000 China Merchants Shekou Industrial Zone Holdings Co Ltd 167
192,400 China Minsheng Banking Corp Ltd - A 108

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
633,300 China Minsheng Banking Corp Ltd - H $ 219
1,401,000 China Molybdenum Co Ltd 1,193
234,000 China Molybdenum Co Ltd (Class A) 265
328,000 China National Building Material Co Ltd 113
32,900 China National Chemical Engineering Co Ltd 30
6,100 China National Medicines Corp Ltd 27
94,300 China National Nuclear Power Co Ltd 117
16,200 China Northern Rare Earth Group High-Tech Co Ltd 43
660,000 China Oilfield Services Ltd 760
808,435 China Overseas Land & Investment Ltd 1,167
45,000 China Overseas Property Holdings Ltd 25
98,600 China Pacific Insurance Group Co Ltd - A 309
620,200 China Pacific Insurance Group Co Ltd - H 1,088
413,000 (c) China Power International Development Ltd 170
102,500 China Railway Group Ltd - A 97
353,000 China Railway Group Ltd - H 175
130,799 China Railway Signal & Communication Corp Ltd 99
17,300 China Rare Earth Resources And Technology Co Ltd 65
138,000 China Resources Beer Holdings Company Ltd 637
82,300 China Resources Gas Group Ltd 263
734,836 China Resources Land Ltd 2,331
14,660 China Resources Microelectronics Ltd 80
169,000 (d) China Resources Mixc Lifestyle Services Ltd 536
133,000 (d) China Resources Pharmaceutical Group Ltd 85
162,000 China Resources Power Holdings Co 378
4,700 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 34
1,248,000 (a),(c) China Ruyi Holdings Ltd 318
114,000 China Shenhua Energy Co Ltd - A 610
800,500 China Shenhua Energy Co Ltd - H 3,149
126,000 (c) China Shipping Development Co Ltd 131
46,700 (a) China Southern Airlines Co Ltd (Class A) 36
224,800 China State Construction Engineering Corp Ltd 162
162,000 China State Construction International Holdings Ltd 177
418,800 China Three Gorges Renewables Group Co Ltd 271
26,900 (c),(d) China Tourism Group Duty Free Corp Ltd 269
23,925 China Tourism Group Duty Free Corp Ltd 286
4,094,000 (d) China Tower Corp Ltd 471
583,700 (c) China Vanke Co Ltd 405
139,400 China Vanke Co Ltd (Class A) 178
80,500 China XD Electric Co Ltd 60
129,300 China Yangtze Power Co Ltd 445
5,400 China Zhenhua Group Science & Technology Co Ltd 41
114,140 China Zheshang Bank Co Ltd 46
5,000 Chongqing Brewery Co Ltd 45
17,154 Chongqing Changan Automobile Co Ltd 41
231,700 Chongqing Rural Commercial Bank Co Ltd 149
10,200 (a) Chongqing Taiji Industry Group Co Ltd 48
10,950 Chongqing Zhifei Biological Products Co Ltd 69
492,200 Chow Tai Fook Jewellery Group Ltd 727
540,000 Citic Pacific Ltd 520
156,774 CITIC Securities Co Ltd 259
64,870 CITIC Securities Co Ltd (Class A) 174
4,800 CNGR Advanced Material Co Ltd 34
111,700 CNPC Capital Co Ltd 87
97,330 Contemporary Amperex Technology Co Ltd 2,545
140,445 (c) COSCO Pacific Ltd 77
147,500 COSCO SHIPPING Development Co Ltd 47
69,900 COSCO SHIPPING Energy Transportation Co Ltd 154
189,260 COSCO SHIPPING Holdings Co Ltd - A 272
641,650 COSCO SHIPPING Holdings Co Ltd - H 676
2,908,000 (c),(e) Country Garden Holdings Co Ltd 135
501,000 Country Garden Services Holdings Co Ltd 322

CREF Global Equities Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
18,800 CSC Financial Co Ltd $ 57
17,700 CSPC Innovation Pharmaceutical Co Ltd 91
1,654,880 CSPC Pharmaceutical Group Ltd 1,303
21,700 CSSC Science & Technology Co Ltd 47
93,600 Daqin Railway Co Ltd 95
14,049 DaShenLin Pharmaceutical Group Co Ltd 41
169,500 Datang International Power Generation Co Ltd 67
6,200 Dong-E-E-Jiao Co Ltd 52
39,000 Dongfang Electric Corp Ltd 83
680,000 Dongfeng Motor Group Co Ltd 284
11,300 Dongxing Securities Co Ltd 12
101,000 (a),(c),(d) East Buy Holding Ltd 269
79,006 East Money Information Co Ltd 141
3,500 Eastroc Beverage Group Co Ltd 91
5,000 Ecovacs Robotics Co Ltd 25
4,400 Empyrean Technology Co Ltd 49
66,700 ENN Energy Holdings Ltd 519
35,900 ENN Natural Gas Co Ltd 95
9,000 Eoptolink Technology, Inc Ltd 85
8,770 Eve Energy Co Ltd 48
21,000 Everbright Securities Co Ltd 47
105,708 (a) Everdisplay Optronics Shanghai Co Ltd 32
41,843 Fangda Carbon New Material Co Ltd 28
72,000 Far East Horizon Ltd 53
24,200 FAW Jiefang Group Co Ltd 30
25,700 First Capital Securities Co Ltd 19
96,000 (c) Flat Glass Group Co Ltd 234
22,500 Flat Glass Group Co Ltd 90
239,700 Focus Media Information Technology Co Ltd 216
57,822 Foshan Haitian Flavouring & Food Co Ltd 317
677,000 Fosun International 353
38,800 Founder Securities Co Ltd 42
174,628 Foxconn Industrial Internet Co Ltd 567
2,700 Fu Jian Anjoy Foods Co Ltd 31
14,400 Fujian Sunner Development Co Ltd 31
22,700 Fuyao Glass Industry Group Co Ltd - A 135
143,800 (d) Fuyao Glass Industry Group Co Ltd - H 724
18,268 GalaxyCore, Inc 42
31,200 (c),(d) Ganfeng Lithium Group Co Ltd 96
7,920 Ganfeng Lithium Group Co Ltd 39
1,805,000 GCL Technology Holdings Ltd 296
90,000 GD Power Development Co Ltd 62
196,000 (a),(c) GDS Holdings Ltd (ADR) 1,303
1,358,000 Geely Automobile Holdings Ltd 1,607
67,800 GEM Co Ltd 56
92,000 (a),(c) Genscript Biotech Corp 171
90,600 GF Securities Co Ltd 94
31,000 GF Securities Co Ltd (Class A) 58
67,400 (a),(c),(d) Giant Biogene Holding Co ltd 367
14,700 Giant Network Group Co Ltd 25
8,872 GigaDevice Semiconductor, Inc 89
3,900 Ginlong Technologies Co Ltd 32
44,500 GoerTek, Inc 97
5,900 Gongniu Group Co Ltd 84
1,960 GoodWe Technologies Co Ltd 27
6,800 Gotion High-tech Co Ltd 19
523,000 (c) Great Wall Motor Co Ltd 583
27,800 Great Wall Motor Co Ltd 88
14,200 Gree Electric Appliances, Inc of Zhuhai 77
128,000 Greenland Holdings Corp Ltd 34
39,200 GRG Banking Equipment Co Ltd 65
18,400 Guangdong Haid Group Co Ltd 110

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
45,900 (a) Guangdong HEC Technology Holding Co Ltd $ 55
252,000 Guangdong Investments Ltd 108
246,200 Guanghui Energy Co Ltd 246
59,400 Guangzhou Automobile Group Co Ltd 73
864,000 Guangzhou Automobile Group Co Ltd - H 355
39,400 Guangzhou Baiyun International Airport Co Ltd 55
10,500 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 42
34,300 Guangzhou Haige Communications Group, Inc Co 50
1,800 Guangzhou Kingmed Diagnostics Group Co Ltd 14
4,395 Guangzhou Shiyuan Electronic Technology Co Ltd 21
21,800 Guangzhou Tinci Materials Technology Co Ltd 66
13,486 Guangzhou Yuexiu Capital Holdings Group Co Ltd 10
12,200 Guolian Securities Co Ltd 19
28,300 Guosen Securities Co Ltd 32
41,000 Guotai Junan Securities Co Ltd 81
25,790 Guoyuan Securities Co Ltd 23
378,000 (d) Haidilao International Holding Ltd 855
208,800 Haier Smart Home Co Ltd 650
30,300 Haier Smart Home Co Ltd 105
539,600 (a) Hainan Airlines Holding Co Ltd 102
145,500 (a) Hainan Airport Infrastructure Co Ltd 70
156,000 Haitian International Holdings Ltd 454
263,600 Haitong Securities Co Ltd 126
53,100 Haitong Securities Co Ltd (Class A) 64
13,100 Hang Zhou Great Star Industrial Co Ltd 44
43,600 Hangzhou Binjiang Real Estate Group Co Ltd 40
7,800 Hangzhou Chang Chuan Technology Co Ltd 34
19,510 Hangzhou First Applied Material Co Ltd 76
12,900 Hangzhou Oxygen Plant Group Co Ltd 51
13,530 Hangzhou Robam Appliances Co Ltd 45
14,100 Hangzhou Silan Microelectronics Co Ltd 38
1,800 Hangzhou Tigermed Consulting Co Ltd - A 13
100,000 (d) Hansoh Pharmaceutical Group Co Ltd 198
8,800 Haohua Chemical Science & Technology Co Ltd 40
22,500 Hebei Yangyuan Zhihui Beverage Co Ltd 78
19,100 Heilongjiang Agriculture Co Ltd 32
49,900 Henan Shenhuo Coal & Power Co Ltd 134
51,700 Henan Shuanghui Investment & Development Co Ltd 184
164,500 Hengan International Group Co Ltd 519
22,100 Hengdian Group DMEGC Magnetics Co Ltd 44
104,980 Hengli Petrochemical Co Ltd 199
34,700 Hengtong Optic-electric Co Ltd 59
49,430 Hengyi Petrochemical Co Ltd 44
209,900 Hesteel Co Ltd 62
21,000 Hisense Visual Technology Co Ltd 69
2,800 Hithink RoyalFlush Information Network Co Ltd 52
79,500 HLA Corp Ltd 97
5,860 Hongfa Technology Co Ltd 20
9,500 Hoshine Silicon Industry Co Ltd 65
850 Hoymiles Power Electronics, Inc 26
141,000 (a),(c),(d) Hua Hong Semiconductor Ltd 275
41,700 Huadian Power International Corp Ltd (Class A) 39
9,740 Huadong Medicine Co Ltd 41
52,800 Huafon Chemical Co Ltd 48
15,800 Huagong Tech Co Ltd 69
63,700 Huaibei Mining Holdings Co Ltd 144
9,360 Hualan Biological Engineering, Inc 26
44,300 Huaneng Power International, Inc - A 56
342,000 Huaneng Power International, Inc - H 202
116,200 (d) Huatai Securities Co Ltd 133
15,500 Huatai Securities Co Ltd (Class A) 30
80,200 Huaxia Bank Co Ltd 72

CREF Global Equities Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
37,700 Huayu Automotive Systems Co Ltd $ 86
16,983 Huazhu Group Ltd (ADR) 657
4,700 Hubei Jumpcan Pharmaceutical Co Ltd 24
5,800 Huizhou Desay Sv Automotive Co Ltd 101
9,500 Humanwell Healthcare Group Co Ltd 25
101,600 Hunan Valin Steel Co Ltd 72
8,412 Hundsun Technologies, Inc 26
2,040 Hwatsing Technology Co Ltd 50
27,400 (c),(d) Hygeia Healthcare Holdings Co Ltd 112
25,994 Hygon Information Technology Co Ltd 276
23,431 (a) iClick Interactive Asia Group Ltd (ADR) 93
12,800 Iflytek Co Ltd 88
900 Imeik Technology Development Co Ltd 42
329,900 Industrial & Commercial Bank of China Ltd - A 240
14,518,000 Industrial & Commercial Bank of China Ltd - H 7,297
105,200 Industrial Bank Co Ltd 237
40,790 Industrial Securities Co Ltd 31
6,300 Ingenic Semiconductor Co Ltd 53
228,300 Inner Mongolia BaoTou Steel Union Co Ltd 50
61,300 Inner Mongolia Dian Tou Energy Corp Ltd 137
137,200 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 69
90,600 Inner Mongolia Yili Industrial Group Co Ltd 349
286,500 Inner Mongolia Yitai Coal Co 547
56,900 Inner Mongolia Yuan Xing Energy Co Ltd 44
375,000 (a),(d) Innovent Biologics, Inc 1,809
8,800 Inspur Electronic Information Industry Co Ltd 54
37,153 (a) iQIYI, Inc (ADR) 157
452 iRay Technology Co Ltd 14
14,250 (a) Isoftstone Information Technology Group Co Ltd 92
42,300 JA Solar Technology Co Ltd 102
8,310 Jason Furniture Hangzhou Co Ltd 42
92,550 (a),(d) JD Health International, Inc 329
491,600 (a),(d) JD Logistics, Inc 502
1,965,805 JD.com, Inc 26,965
163,889 JD.com, Inc (ADR) 4,489
73,400 Jiangsu Eastern Shenghong Co Ltd 101
116,000 Jiangsu Express 119
16,804 Jiangsu Hengli Hydraulic Co Ltd 117
32,882 Jiangsu Hengrui Pharmaceuticals Co Ltd 210
16,400 Jiangsu King's Luck Brewery JSC Ltd 135
16,000 Jiangsu Nhwa Pharmaceutical Co Ltd 48
4,800 Jiangsu Pacific Quartz Co Ltd 60
35,900 Jiangsu Phoenix Publishing & Media Corp Ltd 55
19,300 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 264
3,900 Jiangsu Yangnong Chemical Co Ltd 28
6,400 Jiangsu Yoke Technology Co Ltd 47
5,200 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 25
47,500 Jiangsu Zhongtian Technology Co Ltd 92
97,000 Jiangxi Copper Co Ltd 166
11,158 Jiangxi Copper Co Ltd (Class A) 35
23,300 (a) Jiangxi Special Electric Motor Co Ltd 30
57,600 Jinduicheng Molybdenum Co Ltd 89
97,213 Jinko Solar Co Ltd 111
2,900 JiuGui Liquor Co Ltd 23
163,100 Jizhong Energy Resources Co Ltd 169
283,877 Joincare Pharmaceutical Group Industry Co Ltd 426
16,479 Jointown Pharmaceutical Group Co Ltd 18
9,500 Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd 33
17,600 Juneyao Airlines Co Ltd 29
48,900 Kanzhun Ltd (ADR) 857
54,800 KE Holdings, Inc (ADR) 752
18,700 Keda Industrial Group Co Ltd 27
176,500 Kingboard Chemical Holdings Ltd 360
229,000 (a) Kingdee International Software Group Co Ltd 259

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
35,900 Kingnet Network Co Ltd $ 56
79,600 Kingsoft Corp Ltd 246
492,900 (a),(d) Kuaishou Technology 3,103
35,200 (a) Kuang-Chi Technologies Co Ltd 99
6,500 Kunlun Tech Co Ltd 37
16,097 Kweichow Moutai Co Ltd 3,794
37,700 LB Group Co Ltd 96
1,802,000 Lenovo Group Ltd 2,088
62,500 Lens Technology Co Ltd 117
1,300 Lepu Medical Technology Beijing Co Ltd 2
252,500 (a) Li Auto, Inc 3,834
192,500 Li Ning Co Ltd 514
114,600 Liaoning Port Co Ltd 22
73,400 Lingyi iTech Guangdong Co 55
2,100 Livzon Pharmaceutical Group, Inc 11
461,000 (c),(d) Longfor Group Holdings Ltd 654
108,889 LONGi Green Energy Technology Co Ltd 296
92,109 Luxshare Precision Industry Co Ltd 379
19,700 Luzhou Laojiao Co Ltd 505
25,790 Mango Excellent Media Co Ltd 87
6,008 Maxscend Microelectronics Co Ltd 84
53,900 Meihua Holdings Group Co Ltd 75
18,800 (a) Meinian Onehealth Healthcare Holdings Co Ltd 13
1,347,590 (a),(d) Meituan 16,635
85,700 Metallurgical Corp of China Ltd 41
4,721 MGI Tech Co Ltd 39
47,800 Midea Group Co Ltd 427
27,400 Ming Yang Smart Energy Group Ltd 36
83,400 MINISO Group Holding Ltd 431
13,652 Montage Technology Co Ltd 88
73,444 Muyuan Foods Co Ltd 427
7,265 Nanjing King-Friend Biochemical Pharmaceutical Co Ltd 11
18,200 Nanjing Securities Co Ltd 19
114,452 NARI Technology Co Ltd 382
13,128 (a) National Silicon Industry Group Co Ltd 24
7,000 NAURA Technology Group Co Ltd 297
712,395 NetEase, Inc 14,762
30,800 New China Life Insurance Co Ltd - A 129
230,900 New China Life insurance Co Ltd - H 409
59,600 (a) New Hope Liuhe Co Ltd 77
327,040 (a) New Oriental Education & Technology Group, Inc 2,858
18,700 Ninestar Corp 59
4,860 Ningbo Deye Technology Co Ltd 63
16,300 Ningbo Joyson Electronic Corp 38
8,800 Ningbo Orient Wires & Cables Co Ltd 54
23,200 Ningbo Sanxing Medical Electric Co Ltd 88
28,200 Ningbo Shanshan Co Ltd 46
12,300 Ningbo Tuopu Group Co Ltd 109
106,000 Ningxia Baofeng Energy Group Co Ltd 230
298,030 (a) NIO, Inc (ADR) 1,341
464,200 (c),(d) Nongfu Spring Co Ltd 2,509
78,500 (a) Offcn Education Technology Co Ltd 32
156,900 Offshore Oil Engineering Co Ltd 139
47,500 (a) OFILM Group Co Ltd 66
5,840 Oppein Home Group, Inc 52
46,728 Orient Securities Co Ltd 53
61,700 Oriental Pearl Group Co Ltd 62
119,700 (a) Pangang Group Vanadium Titanium & Resources Co Ltd 50
279,145 (a) PDD Holdings, Inc (ADR) 32,451
18,400 People.cn Co Ltd 68
2,500,000 People's Insurance Co Group of China Ltd 799
184,900 People's Insurance Co Group of China Ltd (Class A) 131
11,200 Perfect World Co Ltd 16
7,425 Pharmaron Beijing Co Ltd - A 21

CREF Global Equities Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
1,580,000 PICC Property & Casualty Co Ltd $ 2,085
94,200 Ping An Bank Co Ltd 137
1,504,203 Ping An Insurance Group Co of China Ltd 6,386
147,900 Ping An Insurance Group Co of China Ltd (Class A) 834
2,587 Piotech, Inc 67
171,400 Poly Developments and Holdings Group Co Ltd 222
109,800 (d) Pop Mart International Group Ltd 404
161,100 Postal Savings Bank of China Co Ltd - A 106
694,000 (d) Postal Savings Bank of China Co Ltd - H 363
73,900 Power Construction Corp of China Ltd 51
6,033 (a) Qi An Xin Technology Group, Inc 26
76,400 (a) Qinghai Salt Lake Industry Co Ltd 168
20,100 Range Intelligent Computing Technology Group Co Ltd 84
16,500 Risen Energy Co Ltd 34
3,500 Rockchip Electronics Co Ltd 24
126,850 Rongsheng Petrochemical Co Ltd 191
116,600 SAIC Motor Corp Ltd 241
31,700 Sailun Group Co Ltd 64
67,500 Sanan Optoelectronics Co Ltd 114
2,500 Sangfor Technologies, Inc 22
259,000 Sany Heavy Equipment International Holdings Co Ltd 167
116,200 Sany Heavy Industry Co Ltd 232
45,573 Satellite Chemical Co Ltd 108
28,600 SDIC Capital Co Ltd 25
44,200 SDIC Power Holdings Co Ltd 91
24,300 Seazen Holdings Co Ltd 33
21,000 (a) Seres Group Co Ltd 264
26,600 SF Holding Co Ltd 134
6,070 SG Micro Corp 54
165,000 Shaanxi Coal Industry Co Ltd 571
97,700 Shan XI Hua Yang Group New Energy Co Ltd 124
17,320 Shandong Gold Mining Co Ltd - A 63
67,250 (d) Shandong Gold Mining Co Ltd - H 137
10,000 Shandong Himile Mechanical Science & Technology Co Ltd 49
43,450 Shandong Hualu Hengsheng Chemical Co Ltd 152
11,800 Shandong Linglong Tyre Co Ltd 34
57,200 Shandong Nanshan Aluminum Co Ltd 27
36,500 Shandong Sun Paper Industry JSC Ltd 71
198,400 Shandong Weigao Group Medical Polymer Co Ltd 124
24,080 Shanghai Aiko Solar Energy Co Ltd 46
8,732 Shanghai Bairun Investment Holding Group Co Ltd 22
6,915 Shanghai Baosight Software Co Ltd 37
153,144 Shanghai Baosight Software Co Ltd 311
51,300 Shanghai Construction Group Co Ltd 17
211,500 Shanghai Electric Group Co Ltd 123
15,300 Shanghai Electric Power Co Ltd 18
8,500 Shanghai Fosun Pharmaceutical Group Co Ltd - A 27
38,500 Shanghai Fosun Pharmaceutical Group Co Ltd - H 63
1,482 Shanghai Friendess Electronic Technology Corp Ltd 58
17,800 (a) Shanghai International Airport Co Ltd 88
22,500 Shanghai International Port Group Co Ltd 17
9,400 Shanghai Jinjiang International Hotels Development Co Ltd 37
4,232 (a) Shanghai Junshi Biosciences Co Ltd 16
1,880 Shanghai Lingang Holdings Corp Ltd 3
9,700 Shanghai M&G Stationery, Inc 48
6,100 Shanghai Moons' Electric Co Ltd 50
16,300 Shanghai Pharmaceuticals Holding Co Ltd - A 38
69,600 Shanghai Pharmaceuticals Holding Co Ltd - H 101
139,700 Shanghai Pudong Development Bank Co Ltd 139
21,136 Shanghai Putailai New Energy Technology Co Ltd 56
21,200 Shanghai RAAS Blood Products Co Ltd 21
178,800 Shanghai Rural Commercial Bank Co Ltd 164
10,182 Shanghai United Imaging Healthcare Co Ltd 185
67,500 Shanghai Yuyuan Tourist Mart Group Co Ltd 56

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
21,500 Shanghai Zhangjiang High-Tech Park Development Co Ltd $ 60
36,000 Shanxi Coal International Energy Group Co Ltd 84
68,779 Shanxi Lu'an Environmental Energy Development Co Ltd 191
46,600 (a) Shanxi Meijin Energy Co Ltd 41
74,700 Shanxi Taigang Stainless Steel Co Ltd 37
16,380 Shanxi Xinghuacun Fen Wine Factory Co Ltd 556
125,770 Shanxi Xishan Coal & Electricity Power Co Ltd 178
3,500 Shede Spirits Co Ltd 38
46,300 Shenergy Co Ltd 49
29,600 Shengyi Technology Co Ltd 72
4,680 Shennan Circuits Co Ltd 57
116,200 Shenwan Hongyuan Group Co Ltd 71
9,280 Shenzhen Capchem Technology Co Ltd 44
28,300 Shenzhen Energy Group Co Ltd 27
6,100 Shenzhen Goodix Technology Co Ltd 49
17,100 Shenzhen Inovance Technology Co Ltd 143
11,260 Shenzhen Investment Holdings Bay Area Development Co Ltd 2
4,640 Shenzhen Kangtai Biological Products Co Ltd 14
2,900 Shenzhen Kedali Industry Co Ltd 33
6,200 Shenzhen Mindray Bio-Medical Electronics Co Ltd 240
3,200 Shenzhen New Industries Biomedical Engineering Co Ltd 30
112,300 Shenzhen Overseas Chinese Town Co Ltd 43
6,000 Shenzhen Salubris Pharmaceuticals Co Ltd 24
4,600 Shenzhen SC New Energy Technology Corp 38
12,500 Shenzhen SED Industry Co Ltd 32
11,081 Shenzhen Transsion Holdings Co Ltd 251
11,200 Shenzhen YUTO Packaging Technology Co Ltd 38
183,400 Shenzhou International Group Holdings Ltd 1,741
8,380 Shijiazhuang Yiling Pharmaceutical Co Ltd 23
77,900 Sichuan Changhong Electric Co Ltd 59
23,700 Sichuan Chuantou Energy Co Ltd 54
129,700 Sichuan Hebang Biotechnology Co Ltd 41
353,500 Sichuan Kelun Pharmaceutical Co Ltd 1,480
107,100 Sichuan Road and Bridge Group Co Ltd 110
5,100 Sichuan Swellfun Co Ltd 34
11,000 Sieyuan Electric Co Ltd 89
71,000 Silergy Corp 726
18,700 Sinolink Securities Co Ltd 22
41,000 Sinoma International Engineering Co 64
21,400 Sinoma Science & Technology Co Ltd 45
9,668 Sinomine Resource Group Co Ltd 49
118,800 Sinopharm Group Co Ltd 305
168,500 Sinotruk Hong Kong Ltd 414
6,860 Skshu Paint Co Ltd 31
422,000 (c),(d) Smoore International Holdings Ltd 360
23,800 Songcheng Performance Development Co Ltd 34
28,262 SooChow Securities Co Ltd 26
29,700 Southwest Securities Co Ltd 16
4,500 (a) Spring Airlines Co Ltd 34
1,900 StarPower Semiconductor Ltd 38
18,500 Sungrow Power Supply Co Ltd 264
159,400 Sunny Optical Technology Group Co Ltd 816
6,850 Sunresin New Materials Co Ltd 42
19,300 Sunwoda Electronic Co Ltd 37
20,600 Suzhou Dongshan Precision Manufacturing Co Ltd 41
3,224 Suzhou Maxwell Technologies Co Ltd 48
5,800 Suzhou TFC Optical Communication Co Ltd 122
416,252 (a) TAL Education Group (ADR) 4,724
78,460 TBEA Co Ltd 164
285,410 TCL Technology Group Corp 184
51,875 TCL Zhonghuan Renewable Energy Technology Co Ltd 85
2,122,000 Tencent Holdings Ltd 82,652
848,804 (a) Tencent Music Entertainment Group (ADR) 9,498
5,100 (a) Thunder Software Technology Co Ltd 36

CREF Global Equities Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
48,200 Tianfeng Securities Co Ltd $ 19
7,100 Tianjin 712 Communication & Broadcasting Co Ltd 24
19,200 Tianma Microelectronics Co Ltd 22
71,700 Tianqi Lithium Corp 473
51,600 Tianshan Aluminum Group Co Ltd 46
54,400 Tianshui Huatian Technology Co Ltd 58
476,000 Tingyi Cayman Islands Holding Corp 522
102,000 (a) Tongcheng Travel Holdings Ltd 270
20,400 TongFu Microelectronics Co Ltd 63
25,400 Tongkun Group Co Ltd 47
223,200 Tongling Nonferrous Metals Group Co Ltd 121
60,700 Tongwei Co Ltd 208
1,500 (a) Topchoice Medical Corp 13
473,000 (d) Topsports International Holdings Ltd 317
245,000 Travelsky Technology Ltd 297
27,449 Trina Solar Co Ltd 90
114,750 (a) Trip.com Group Ltd 5,088
54,100 (a) Tsinghua Tongfang Co Ltd 49
148,000 Tsingtao Brewery Co Ltd 1,019
9,800 Tsingtao Brewery Co Ltd (Class A) 114
10,399 Unigroup Guoxin Microelectronics Co Ltd 94
39,800 Unisplendour Corp Ltd 121
11,200 Universal Scientific Industrial Shanghai Co Ltd 21
4,208 (a) Verisilicon Microelectronics Shanghai Co Ltd 20
75,865 Vipshop Holdings Ltd (ADR) 1,256
5,800 Walvax Biotechnology Co Ltd 12
31,900 (a) Wanda Film Holding Co Ltd 67
44,700 Wanhua Chemical Group Co Ltd 498
1,104,000 Want Want China Holdings Ltd 652
171,000 Weichai Power Co Ltd 326
41,500 Weichai Power Co Ltd (Class A) 94
9,580 Weihai Guangwei Composites Co Ltd 40
88,375 Wens Foodstuffs Group Co Ltd 227
16,000 Western Mining Co Ltd 41
26,400 Western Securities Co Ltd 25
7,014 Western Superconducting Technologies Co Ltd 36
13,890 Will Semiconductor Co Ltd 189
14,600 Wingtech Technology Co Ltd 74
539,100 (a) Wintime Energy Group Co Ltd 99
83,100 Wuchan Zhongda Group Co Ltd 50
37,518 Wuhan Guide Infrared Co Ltd 38
19,400 Wuliangye Yibin Co Ltd 411
24,950 WUS Printed Circuit Kunshan Co Ltd 105
102,936 WuXi AppTec Co Ltd - A 671
30,185 (d) WuXi AppTec Co Ltd - H 143
1,106,000 (a),(d) Wuxi Biologics Cayman, Inc 2,023
159,600 XCMG Construction Machinery Co Ltd 137
48,700 Xiamen C & D, Inc 68
2,400 Xiamen Faratronic Co Ltd 33
19,800 Xiamen Tungsten Co Ltd 53
3,374,200 (a),(d) Xiaomi Corp 6,624
20,892 Xinjiang Daqo New Energy Co Ltd 78
53,800 Xinjiang Goldwind Science & Technology Co Ltd - A 55
404,863 Xinyi Solar Holdings Ltd 314
254,100 (a),(c) XPeng, Inc 1,007
274,000 (d) Yadea Group Holdings Ltd 445
6,300 Yangzhou Yangjie Electronic Technology Co Ltd 32
49,500 Yantai Jereh Oilfield Services Group Co Ltd 204
542,000 (c) Yanzhou Coal Mining Co Ltd 1,140
76,150 Yanzhou Coal Mining Co Ltd (Class A) 243
14,210 Yealink Network Technology Corp Ltd 49
12,574 Yifeng Pharmacy Chain Co Ltd 68
18,500 Yihai Kerry Arawana Holdings Co Ltd 77
36,820 (a) Yintai Gold Co Ltd 86

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
143,500 Yonghui Superstores Co Ltd $ 45
6,890 YongXing Special Materials Technology Co Ltd 45
17,959 Yonyou Network Technology Co Ltd 30
22,100 Youngor Group Co Ltd 21
16,800 YTO Express Group Co Ltd 35
412,360 Yuexiu Property Co Ltd 228
88,467 Yum China Holdings, Inc 3,520
17,180 Yunda Holding Co Ltd 17
19,100 Yunnan Aluminium Co Ltd 36
8,900 Yunnan Baiyao Group Co Ltd 62
4,200 Yunnan Botanee Bio-Technology Group Co Ltd 35
101,800 Yunnan Chihong Zinc&Germanium Co Ltd 78
11,400 Yunnan Energy New Material Co Ltd 64
34,100 Yunnan Tin Co Ltd 68
42,300 Yunnan Yuntianhua Co Ltd 108
206,300 (a),(c) Zai Lab Ltd 335
27,400 Zangge Mining Co Ltd 113
2,800 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 89
110,500 Zhaojin Mining Industry Co Ltd 151
98,220 (a) Zhejiang Century Huatong Group Co Ltd 65
44,100 Zhejiang China Commodities City Group Co Ltd 54
27,500 Zhejiang Chint Electrics Co Ltd 77
46,300 Zhejiang Dahua Technology Co Ltd 119
7,760 Zhejiang Dingli Machinery Co Ltd 60
179,880 Zhejiang Expressway Co Ltd 115
9,350 Zhejiang Huahai Pharmaceutical Co Ltd 17
7,093 Zhejiang Huayou Cobalt Co Ltd 26
16,000 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 76
39,200 Zhejiang Juhua Co Ltd 127
111,100 (a),(c),(d) Zhejiang Leapmotor Technologies Ltd 373
46,900 Zhejiang Longsheng Group Co Ltd 54
16,304 Zhejiang NHU Co Ltd 38
24,800 Zhejiang Sanhua Intelligent Controls Co Ltd 82
7,511 Zhejiang Supcon Technology Co Ltd 48
7,900 Zhejiang Supor Co Ltd 63
18,590 Zhejiang Weiming Environment Protection Co Ltd 47
24,100 Zhejiang Weixing New Building Materials Co Ltd 52
208,600 Zhejiang Zheneng Electric Power Co Ltd 188
45,500 Zhengzhou Yutong Bus Co Ltd 118
18,500 Zheshang Securities Co Ltd 29
58,500 (a),(d) ZhongAn Online P&C Insurance Co Ltd 94
11,700 Zhongji Innolight Co Ltd 251
35,600 Zhongjin Gold Corp Ltd 61
203,000 Zhongsheng Group Holdings Ltd 353
65,400 Zhongtai Securities Co Ltd 60
9,447 Zhuzhou CRRC Times Electric Co Ltd 58
121,100 Zhuzhou CSR Times Electric Co Ltd 384
1,220,000 Zijin Mining Group Co Ltd 2,444
605,150 Zijin Mining Group Co Ltd (Class A) 1,351
103,300 Zoomlion Heavy Industry Science and Technology Co Ltd - A 115
58,800 ZTE Corp 223
182,600 ZTE Corp (Class H) 364
35,346 ZTO Express Cayman, Inc (ADR) 740
TOTAL CHINA 490,016
COLOMBIA - 0.0%
20,180 BanColombia S.A. 179
39,744 BanColombia S.A. (Preference) 338
105,813 Interconexion Electrica S.A. ESP 541
TOTAL COLOMBIA 1,058

CREF Global Equities Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
CZECH REPUBLIC - 0.0%
36,585 (c) CEZ AS $ 1,306
5,945 Komercni Banka AS 213
24,216 (d) Moneta Money Bank AS 105
TOTAL CZECH REPUBLIC 1,624
DENMARK - 1.4%
109,774 Carlsberg AS (Class B) 15,033
587,623 Danske Bank AS 17,638
666,409 GN Store Nord 17,626
2,371,420 Novo Nordisk A.S. 304,190
75,703 Orsted AS 4,230
461,524 (a) Zealand Pharma AS 45,714
TOTAL DENMARK 404,431
EGYPT - 0.0%
212,287 Commercial International Bank 358
262,967 Eastern Tobacco 150
250,378 (a) Egyptian Financial Group-Hermes Holding 93
TOTAL EGYPT 601
FINLAND - 0.2%
266,715 Kone Oyj (Class B) 12,426
395,356 (a) Mandatum Holding Oy 1,765
791,178 Nordea Bank Abp 8,944
1,503,673 (c) Nordea Bank Abp 16,758
395,356 Sampo Oyj 16,864
TOTAL FINLAND 56,757
FRANCE - 2.1%
134,153 Air Liquide 27,910
898,718 Airbus SE 165,570
45,956 Arkema 4,838
677,999 BNP Paribas S.A. 48,270
443,374 Cie Generale des Etablissements Michelin S.C.A 16,992
281,170 Danone 18,176
582,488 Engie S.A. 9,761
214,689 Essilor International S.A. 48,565
8,474 Gecina S.A. 865
11,403 ICADE 309
122,040 Kering 48,338
149,359 L'Oreal S.A. 70,732
88,181 LVMH Moet Hennessy Louis Vuitton S.A. 79,345
354,073 Orange S. A. 4,164
9,112 Pernod-Ricard S.A. 1,475
119,838 Safran S.A. 27,140
79,646 Teleperformance 7,736
105,857 Total S.A. 7,282
118,703 Veolia Environnement 3,862
TOTAL FRANCE 591,330
GERMANY - 1.9%
48,344 Allianz AG. 14,490
635,826 Aroundtown S.A. 1,340
146,496 BASF SE 8,371
303,278 Beiersdorf AG. 44,156
686,191 (a) Borussia Dortmund GmbH & Co KGaA 2,480
239,069 Brenntag SE 20,149
40,008 (d) Covestro AG. 2,188
105,213 Deutsche Boerse AG. 21,547
680,780 Deutsche Telekom AG. 16,526
356,818 Dr ING hc F Porsche AG. 35,488

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
980,465 E.ON AG. $ 13,650
490,726 HeidelbergCement AG. 54,020
3,090,159 Infineon Technologies AG. 105,082
14,832 LEG Immobilien SE 1,274
1,037 OSRAM Licht AG. 57
2,051,555 RWE AG. 69,727
628,492 Siemens AG. 120,004
199,351 (a),(d) Siemens Healthineers AG. 12,192
150,586 Vonovia SE 4,450
TOTAL GERMANY 547,191
GREECE - 0.0%
176,388 (a) Alpha Services and Holdings S.A. 310
210,360 (a) Eurobank Ergasias Services and Holdings S.A. 405
5,760 (a),(e) FF Group 0 ^
41,126 Hellenic Telecommunications Organization S.A. 607
24,558 JUMBO S.A. 707
16,198 Motor Oil Hellas Corinth Refineries S.A. 483
11,881 Mytilineos Holdings S.A. 458
63,098 (a) National Bank of Greece S.A. 494
39,032 OPAP S.A. 702
228,350 (a) Piraeus Financial Holdings S.A. 954
43,787 (a) Public Power Corp 549
TOTAL GREECE 5,669
HONG KONG - 0.2%
2,510,500 AIA Group Ltd 16,887
129,000 Bank of East Asia Ltd 154
220,000 (a),(c) Cathay Pacific Airways Ltd 250
107,230 CK Infrastructure Holdings Ltd 628
333,000 CLP Holdings Ltd 2,656
845,000 Hang Lung Properties Ltd 869
169,500 Hang Seng Bank Ltd 1,858
315,000 Henderson Land Development Co Ltd 900
2,115,806 Hong Kong & China Gas Ltd 1,604
246,712 Hong Kong Electric Holdings Ltd 1,445
262,182 Hong Kong Exchanges and Clearing Ltd 7,639
529,600 Hongkong Land Holdings Ltd 1,626
382,239 Link REIT 1,646
368,000 (c) New World Development Co Ltd 389
30,000 Orient Overseas International Ltd 359
601,605 Prudential plc 5,642
866,250 Sino Biopharmaceutical Ltd 335
320,500 Sun Hung Kai Properties Ltd 3,096
78,000 Vinda International Holdings Ltd 234
261,000 Wharf Real Estate Investment Co Ltd 850
TOTAL HONG KONG 49,067
HUNGARY - 0.0%
122,125 MOL Hungarian Oil & Gas plc 990
17,396 OTP Bank Rt 801
35,356 Richter Gedeon Rt 897
TOTAL HUNGARY 2,688
INDIA - 1.6%
11,644 ABB Ltd India 890
38,063 Adani Enterprises Ltd 1,464
69,233 (a) Adani Green Energy Ltd 1,528
115,741 Adani Ports & Special Economic Zone Ltd 1,869
170,107 (a) Adani Power Ltd 1,093
131,777 Ambuja Cements Ltd 970
35,651 APL Apollo Tubes Ltd 642

CREF Global Equities Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
44,217 Apollo Hospitals Enterprise Ltd $ 3,375
321,342 Ashok Leyland Ltd 661
84,810 Asian Paints Ltd 2,894
29,477 Astral Ltd 705
13,621 (d) AU Small Finance Bank Ltd 93
21,109 Aurobindo Pharma Ltd 277
35,550 (a),(d) Avenue Supermarts Ltd 1,932
1,109,715 Axis Bank Ltd 13,986
15,333 Bajaj Auto Ltd 1,687
59,512 Bajaj Finance Ltd 5,197
31,427 Bajaj Finserv Ltd 622
5,567 Bajaj Holdings & Investment Ltd 553
15,888 Balkrishna Industries Ltd 442
64,295 (d) Bandhan Bank Ltd 139
87,407 Bank of Baroda 278
63,048 Berger Paints India Ltd 434
825,748 Bharat Electronics Ltd 2,000
54,520 Bharat Forge Ltd 740
240,265 Bharat Heavy Electricals Ltd 715
179,094 Bharat Petroleum Corp Ltd 1,297
532,828 Bharti Airtel Ltd 7,862
24,231 Britannia Industries Ltd 1,427
48,140 CG Power & Industrial Solutions Ltd 313
33,887 Cholamandalam Investment and Finance Co Ltd 472
170,371 Cipla Ltd 3,063
379,184 Coal India Ltd 1,983
30,827 Colgate-Palmolive India Ltd 1,004
55,508 Container Corp Of India Ltd 589
31,044 Cummins India Ltd 1,121
134,592 Dabur India Ltd 845
19,839 Divi's Laboratories Ltd 821
169,711 DLF Ltd 1,831
36,853 Dr Reddy's Laboratories Ltd 2,724
29,569 Eicher Motors Ltd 1,428
542,738 GAIL India Ltd 1,181
537,100 (a) GMR Infrastructure Ltd 527
90,671 Godrej Consumer Products Ltd 1,365
26,173 (a) Godrej Properties Ltd 724
58,245 Grasim Industries Ltd 1,602
53,919 Havells India Ltd 982
210,720 HCL Technologies Ltd 3,918
8,202 (d) HDFC Asset Management Co Ltd 370
638,987 HDFC Bank Ltd 11,142
478,314 HDFC Bank Ltd (ADR) 26,771
211,824 (d) HDFC Life Insurance Co Ltd 1,610
26,839 Hero Honda Motors Ltd 1,524
424,382 Hindalco Industries Ltd 2,865
45,933 Hindustan Aeronautics Ltd 1,838
68,152 Hindustan Lever Ltd 1,854
133,040 Hindustan Petroleum Corp Ltd 760
830,036 ICICI Bank Ltd 10,943
53,238 (d) ICICI Lombard General Insurance Co Ltd 1,077
79,336 (d) ICICI Prudential Life Insurance Co Ltd 580
738,909 (a) IDFC First Bank Ltd 670
189,815 Indian Hotels Co Ltd 1,347
667,402 Indian Oil Corp Ltd 1,347
51,418 Indian Railway Catering & Tourism Corp Ltd 574
71,687 Indraprastha Gas Ltd 371
63,773 IndusInd Bank Ltd 1,192
15,086 Info Edge India Ltd 1,014
730,755 Infosys Technologies Ltd 13,160
33,387 (a),(d) InterGlobe Aviation Ltd 1,423

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
252,828 ITC Ltd $ 1,302
29,560 Jindal Steel & Power Ltd 303
188,686 JSW Steel Ltd 1,884
85,735 Jubilant Foodworks Ltd 463
90,916 Kotak Mahindra Bank Ltd 1,953
146,584 Larsen & Toubro Ltd 6,630
292,731 (d) LTIMindtree Ltd 17,396
19,566 Lupin Ltd 380
53,748 (d) Macrotech Developers Ltd 735
580,931 Mahindra & Mahindra Ltd 13,420
113,145 Marico Ltd 676
31,203 Maruti Suzuki India Ltd 4,724
172,296 Max Healthcare Institute Ltd 1,699
16,102 Mphasis Ltd 463
532 MRF Ltd 851
9,441 Muthoot Finance Ltd 168
75,050 Nestle India Ltd 2,362
225,777 NMDC Ltd 548
984,960 NTPC Ltd 3,981
53,205 (a) One 97 Communications Ltd 258
1,188 Page Industries Ltd 491
21,924 Persistent Systems Ltd 1,052
193,907 Petronet LNG Ltd 614
19,079 PI Industries Ltd 886
33,802 Pidilite Industries Ltd 1,223
437,260 (a) Piramal Pharma Ltd 677
10,171 Polycab India Ltd 619
330,909 Power Finance Corp Ltd 1,553
1,058,047 Power Grid Corp of India Ltd 3,512
501,701 Punjab National Bank 752
111,102 REC Ltd 603
2,343,268 Reliance Industries Ltd 83,791
15,752,773 (a) Reliance Strategic Investments Ltd 66,971
508,889 Samvardhana Motherson International Ltd 718
22,113 SBI Cards & Payment Services Ltd 181
101,262 (d) SBI Life Insurance Co Ltd 1,828
1,964 Shree Cement Ltd 606
22,757 Shriram Finance Ltd 645
19,484 Siemens India Ltd 1,259
85,461 (d) Sona Blw Precision Forgings Ltd 725
32,119 SRF Ltd 988
151,091 State Bank of India 1,368
325,745 Sun Pharmaceutical Industries Ltd 6,342
14,223 Supreme Industries Ltd 723
1,935,985 (a) Suzlon Energy Ltd 942
26,229 Tata Communications Ltd 634
199,854 Tata Consultancy Services Ltd 9,328
128,377 Tata Consumer Products Ltd 1,690
7,219 Tata Elxsi Ltd 675
368,096 Tata Motors Ltd 4,394
326,363 Tata Power Co Ltd 1,545
965,624 Tata Steel Ltd 1,811
117,988 Tech Mahindra Ltd 1,771
74,523 Titan Co Ltd 3,407
52,397 Torrent Pharmaceuticals Ltd 1,635
40,107 Trent Ltd 1,904
23,133 Tube Investments of India Ltd 1,039
51,023 TVS Motor Co Ltd 1,321
25,853 Ultra Tech Cement Ltd 3,027
334,922 Union Bank of India 619
64,662 United Spirits Ltd 881
110,297 UPL Ltd 604

CREF Global Equities Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
101,558 Varun Beverages Ltd $ 1,707
143,707 Vedanta Ltd 470
293,657 Wipro Ltd 1,702
1,082,917 (a) Yes Bank Ltd 302
1,341,071 (a) Zomato Ltd 2,940
TOTAL INDIA 447,368
INDONESIA - 0.2%
3,817,000 Adaro Energy Indonesia Tbk PT 650
1,442,400 (a) Amman Mineral Internasional PT 796
1,680,400 Astra International Tbk PT 546
12,089,100 Bank Central Asia Tbk PT 7,688
13,371,500 Bank Negara Indonesia Persero Tbk PT 4,978
82,733,593 Bank Rakyat Indonesia 31,635
5,904,297 Barito Pacific Tbk PT 352
1,516,900 Charoen Pokphand Indonesia Tbk PT 502
178,534,400 (a) GoTo Gojek Tokopedia Tbk PT 777
553,500 Indah Kiat Pulp & Paper Tbk PT 334
447,500 Indofood CBP Sukses Makmur Tbk PT 327
1,641,400 Kalbe Farma Tbk PT 153
758,249 (a) Merdeka Copper Gold Tbk PT 109
553,000 PT Aneka Tambang Tbk 56
3,118,594 PT Bank Mandiri Persero Tbk 1,419
913,800 PT Indofood Sukses Makmur Tbk 367
695,433 PT Semen Gresik Persero Tbk 259
1,547,900 PT Unilever Indonesia Tbk 264
133,500 PT United Tractors Tbk 204
3,821,800 Sarana Menara Nusantara Tbk PT 207
4,159,700 Sumber Alfaria Trijaya Tbk PT 764
10,523,000 Telkom Indonesia Persero Tbk PT 2,315
TOTAL INDONESIA 54,702
IRELAND - 0.5%
3,677,634 AIB Group plc 18,669
1,218,300 (c) CRH plc 105,091
428,877 Keywords Studios plc 7,048
493,757 Smurfit Kappa Group plc 22,513
TOTAL IRELAND 153,321
ISRAEL - 0.0%
251,752 Bank Hapoalim Ltd 2,359
322,121 Bank Leumi Le-Israel 2,678
258,072 Israel Discount Bank Ltd 1,335
31,084 Mizrahi Tefahot Bank Ltd 1,165
TOTAL ISRAEL 7,537
ITALY - 0.8%
421,320 (c) Amplifon S.p.A. 15,358
4,715,684 (c) Davide Campari-Milano NV 47,393
9,070,731 Enel S.p.A. 59,881
78,652 Ferrari NV 34,295
636,048 Moncler S.p.A 47,462
1,858,781 PRADA S.p.A 14,748
TOTAL ITALY 219,137
JAPAN - 6.5%
88,400 Acom Co Ltd 235
366 Activia Properties, Inc 995
1,533,800 Advantest Corp 68,136
300 Aeon Mall Co Ltd 4
328,700 Aisin Seiki Co Ltd 13,432
10,208 (c) All Nippon Airways Co Ltd 213

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
26,200 (c) Aozora Bank Ltd $ 424
98,424 (a),(c) ARM Holdings plc (ADR) 12,302
595,000 Asahi Breweries Ltd 21,848
454,800 Asahi Intecc Co Ltd 7,968
208,179 Asahi Kasei Corp 1,527
342,085 Central Japan Railway Co 8,496
37,900 Century Leasing System, Inc 395
117,500 Chiba Bank Ltd 978
152,400 Chubu Electric Power Co, Inc 1,993
227,900 Concordia Financial Group Ltd 1,145
219,400 Daifuku Co Ltd 5,259
239,100 Dai-ichi Life Holdings, Inc 6,098
2,578,491 Daiichi Sankyo Co Ltd 82,045
97,131 Daikin Industries Ltd 13,262
7,800 Daito Trust Construction Co Ltd 890
361 Daiwa House REIT Investment Corp 618
320,300 (a) Daiwa Securities Group, Inc 2,437
60,600 Disco Corp 22,151
428,958 East Japan Railway Co 8,230
20,000 Fast Retailing Co Ltd 6,196
38,100 (c) Fukuoka Financial Group, Inc 1,017
178,499 GMO Payment Gateway, Inc 11,561
2,367,364 (a) Hitachi Ltd 216,331
174,200 Hulic Co Ltd 1,789
843 Hulic Reit, Inc 857
4,143,800 Infomart Corp 11,320
8 Invincible Investment Corp 4
474,900 (c) Itochu Corp 20,401
89,600 Japan Post Bank Co Ltd 963
349,300 Japan Post Holdings Co Ltd 3,519
49,800 Japan Post Insurance Co Ltd 952
4 Japan Retail Fund Investment Corp 2
32,373 JSR Corp 927
144,000 Kansai Electric Power Co, Inc 2,055
321,300 KDDI Corp 9,500
295 Kenedix Realty Investment Corp 314
28,200 Kyoto Financial Group, Inc 509
205,700 Mebuki Financial Group, Inc 676
536,000 Mitsubishi Corp 12,388
775,700 Mitsubishi Electric Corp 12,984
411,473 Mitsubishi Estate Co Ltd 7,508
9,702,200 Mitsubishi UFJ Financial Group, Inc 98,711
89,200 Mitsubishi UFJ Lease & Finance Co Ltd 622
1,058,200 Mitsui & Co Ltd 49,472
25,950 Mitsui Fudosan Co Ltd 280
1,355 Mitsui Fudosan Logistics Park, Inc 4,078
295,800 Mitsui Sumitomo Insurance Group Holdings, Inc 5,223
534,800 Mizuho Financial Group, Inc 10,576
1,410,800 MonotaRO Co Ltd 16,982
320 Mori Hills REIT Investment Corp 291
953,400 Murata Manufacturing Co Ltd 17,831
2,270,400 Nintendo Co Ltd 123,883
130,500 Nippon Paint Co Ltd 939
6,272,800 Nippon Telegraph & Telephone Corp 7,472
697,200 (a) Nomura Holdings, Inc 4,462
868 Nomura Real Estate Master Fund, Inc 858
131,611 Omron Corp 4,713
1,182,600 Oriental Land Co Ltd 37,885
291,100 ORIX Corp 6,367
586 Orix JREIT, Inc 638
113,000 Osaka Securities Exchange Co Ltd 3,061
197,300 Otsuka Holdings Co Ltd 8,195

CREF Global Equities Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,889,500 Recruit Holdings Co Ltd $ 82,962
463,700 Resona Holdings, Inc 2,858
52,300 SBI Holdings, Inc 1,372
155,200 Sekisui House Ltd 3,535
2,055,300 Seven & I Holdings Co Ltd 29,958
130,700 (c) Seven Bank Ltd 253
356,898 (a) SHIFT, Inc 56,880
749,700 Shin-Etsu Chemical Co Ltd 32,883
92,400 Shizuoka Financial Group, Inc 879
24,300 SMC Corp 13,709
223,200 Sompo Holdings, Inc 4,678
1,580,865 Sony Corp 135,560
3,703 Star Asia Investment Corp 1,427
5,200,700 Sumco Corp 82,227
89,901 Sumitomo Heavy Industries Ltd 2,831
1,701,301 Sumitomo Mitsui Financial Group, Inc 99,480
149,800 Sumitomo Mitsui Trust Holdings, Inc 3,228
20 Sumitomo Realty & Development Co Ltd 1
119,100 T&D Holdings, Inc 2,070
19,682 Taiyo Nippon Sanso Corp 618
226,100 Takeda Pharmaceutical Co Ltd 6,289
644,897 TechnoPro Holdings, Inc 12,916
419,600 Tokio Marine Holdings, Inc 13,153
302,900 (a) Tokyo Electric Power Co, Inc 1,841
127,100 Tokyo Electron Ltd 33,103
159,900 Tokyo Gas Co Ltd 3,635
282,800 Tokyo Tatemono Co Ltd 4,777
238,301 Toray Industries, Inc 1,144
7,283,910 (a) Toyota Motor Corp 184,100
538 United Urban Investment Corp 547
TOTAL JAPAN 1,824,307
KOREA, REPUBLIC OF - 1.1%
6,228 Amorepacific Corp 561
1,549 (a) Celltrion Pharm Inc 119
33,456 Celltrion, Inc 4,569
1,735 CJ CheilJedang Corp 376
5,213 (a) CosmoAM&T Co Ltd 629
11,729 Coway Co Ltd 490
12,107 Daewoo International Corp 479
6,322 (a) Daewoo Shipbuilding & Marine Engineering Co Ltd 129
10,102 Dongbu Insurance Co Ltd 723
12,008 Doosan Bobcat, Inc 482
36,600 (a) Doosan Heavy Industries and Construction Co Ltd 476
8,083 Ecopro BM Co Ltd 1,668
4,345 Ecopro Co Ltd 2,123
3,006 (a) Ecopro Materials Co Ltd 298
11,561 GS Holdings Corp 416
24,250 Hana Financial Group, Inc 1,062
2,063 Hanjin Kal Corp 91
16,014 Hankook Tire & Technology Co Ltd 643
4,144 Hanmi Pharm Co Ltd 1,053
9,702 Hanmi Semiconductor Co Ltd 965
34,770 Hanon Systems 154
24,182 Hanwha Chemical Corp 497
3,805 HD Hyundai Co Ltd 195
4,699 (a) HD Hyundai Heavy Industries Co Ltd 414
25,686 (a) HLB, Inc 2,092
19,357 HMM Co Ltd 226
4,237 Honam Petrochemical Corp 378
4,460 HYBE Co Ltd 759
120,140 Hynix Semiconductor, Inc 15,916

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
6,230 Hyundai Engineering & Construction Co Ltd $ 154
3,996 Hyundai Glovis Co Ltd 536
3,506 (a) Hyundai Heavy Industries 313
13,257 Hyundai Mobis 2,574
30,103 Hyundai Motor Co 5,297
8,000 Hyundai Motor Co Ltd (2nd Preference) 932
5,151 Hyundai Motor Co Ltd (Preference) 605
22,150 Hyundai Steel Co 524
21,817 Industrial Bank of Korea 226
67,641 Kakao Corp 2,734
13,449 KakaoBank Corp 281
5,138 (a) Kakaopay Corp 149
19,054 Kangwon Land, Inc 232
223,570 KB Financial Group, Inc 11,683
57,338 Kia Motors Corp 4,765
16,641 Korea Aerospace Industries Ltd 623
21,651 Korea Electric Power Corp 356
2,984 Korea Investment Holdings Co Ltd 148
738 Korea Zinc Co Ltd 249
40,191 Korean Air Lines Co Ltd 647
6,228 (a),(d) Krafton, Inc 1,157
5,263 KT Corp 148
22,452 KT&G Corp 1,563
7,663 (a) Kum Yang Co Ltd 643
1,361 Kumho Petrochemical Co Ltd 142
4,067 L&F Co Ltd 532
10,841 LG Chem Ltd 3,548
1,719 LG Chem Ltd (Preference) 383
20,661 LG Corp 1,344
73,738 LG Display Co Ltd 580
23,172 LG Electronics, Inc 1,666
6,334 (a) LG Energy Solution Ltd 1,887
1,929 LG Household & Health Care Ltd 554
3,002 LG Innotek Co Ltd 441
18,879 LG Telecom Ltd 141
22,322 Meritz Financial Group, Inc 1,357
17,668 Mirae Asset Daewoo Co Ltd 107
28,466 Naver Corp 3,955
3,026 NCSoft Corp 463
5,183 (a),(d) Netmarble Corp 243
5,016 Orion Corp/Republic of Korea 342
18,007 POSCO 5,640
11,726 POSCO DX Co Ltd 423
6,821 POSCO Future M Co Ltd 1,534
5,323 (a),(d) Samsung Biologics Co Ltd 3,295
18,330 Samsung C&T Corp 2,180
12,022 Samsung Electro-Mechanics Co Ltd 1,339
3,049,393 Samsung Electronics Co Ltd 183,261
181,733 Samsung Electronics Co Ltd (Preference) 9,071
12,813 (a) Samsung Engineering Co Ltd 240
6,781 Samsung Fire & Marine Insurance Co Ltd 1,557
54,611 (a) Samsung Heavy Industries Co Ltd 350
17,479 Samsung Life Insurance Co Ltd 1,240
18,643 Samsung SDI Co Ltd 6,612
8,420 Samsung SDS Co Ltd 1,023
4,443 Samsung Securities Co Ltd 134
7,829 Samsung Techwin Co Ltd 1,208
99,299 Shinhan Financial Group Co Ltd 3,503
4,665 (a) SK Biopharmaceuticals Co Ltd 321
1,817 (a) SK Bioscience Co Ltd 83
8,513 (a),(d) SK IE Technology Co Ltd 462
5,076 (a) SK Innovation Co Ltd 447

CREF Global Equities Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
8,116 (a) SK Square Co Ltd $ 475
4,927 SK Telecom Co Ltd 195
8,198 SK, Inc 1,112
3,779 SKC Co Ltd 336
11,788 S-Oil Corp 683
49,784 Woori Financial Group, Inc 540
8,668 Woori Investment & Securities Co Ltd 76
4,648 Yuhan Corp 267
TOTAL KOREA, REPUBLIC OF 319,814
KUWAIT - 0.0%
358,896 Agility Public Warehousing Co KSC 777
107,370 Boubyan Bank KSCP 216
157,189 Gulf Bank KSCP 150
724,280 Kuwait Finance House KSCP 1,884
157,468 Mabanee Co SAK 405
501,280 Mobile Telecommunications Co KSCP 800
634,245 National Bank of Kuwait SAKP 1,979
TOTAL KUWAIT 6,211
LUXEMBOURG - 0.2%
959,933 (a) BK LC Lux Finco 2 Sarl 45,357
11,120 Reinet Investments S.C.A 269
TOTAL LUXEMBOURG 45,626
MALAYSIA - 0.1%
191,900 AMMB Holdings BHD 169
232,943 Axiata Group Bhd 133
536,479 Bumiputra-Commerce Holdings BHD 743
290,600 Digi.Com BHD 259
406,972 Gamuda BHD 453
479,200 Genting BHD 478
657,500 Genting Malaysia BHD 380
46,800 Hong Leong Bank BHD 191
170,900 IHH Healthcare Bhd 218
555,300 Inari Amertron Bhd 371
475,700 IOI Corp BHD 397
99,143 Kuala Lumpur Kepong BHD 468
460,729 Malayan Banking BHD 940
184,360 Malaysia Airports Holdings Bhd 386
196,800 Maxis Bhd 140
398,100 MISC Bhd 644
500,250 (d) MR DIY Group M Bhd 159
10,400 Nestle Malaysia Bhd 259
622,100 Petronas Chemicals Group Bhd 893
87,100 Petronas Dagangan BHD 396
242,100 Petronas Gas BHD 898
121,380 PPB Group BHD 400
291,400 Press Metal Aluminium Holdings Bhd 287
1,188,400 Public Bank Bhd 1,057
186,750 QL Resources Bhd 232
116,039 RHB Capital BHD 138
621,500 Sime Darby BHD 342
414,100 Sime Darby Plantation Bhd 381
106,841 Telekom Malaysia BHD 136
611,900 Tenaga Nasional BHD 1,453
748,100 YTL Corp BHD 413
553,200 YTL Power International BHD 442
TOTAL MALAYSIA 14,256
MEXICO - 0.5%
662,800 Alfa S.A. de C.V. (Class A) 493

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,562,600 America Movil SAB de C.V. $ 1,459
112,900 (c) Arca Continental SAB de C.V. 1,233
63,800 (d) Banco del Bajio S.A. 248
3,329,594 (a),(c) Cemex S.A. de C.V. 3,001
117,565 Coca-Cola Femsa SAB de C.V. 1,141
632,600 Fibra Uno Administracion S.A. de C.V. 1,052
414,400 Fomento Economico Mexicano S.A. de C.V. 5,416
372,372 Fomento Economico Mexicano SAB de C.V. (ADR) 48,509
37,875 (c) Gruma SAB de C.V. 708
61,200 Grupo Aeroportuario del Centro Norte Sab de C.V. 604
83,100 (c) Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 1,350
39,345 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 1,245
284,900 (c) Grupo Bimbo S.A. de C.V. (Series A) 1,350
131,800 (c) Grupo Carso S.A. de C.V. (Series A1) 1,179
4,932,600 Grupo Financiero Banorte S.A. de C.V. 52,391
151,727 (a),(c) Grupo Financiero Inbursa S.A. 469
881,400 Grupo Mexico S.A. de C.V. (Series B) 5,248
15,295 (a),(c) Industrias Penoles S.A. de C.V. 217
322,100 Kimberly-Clark de Mexico S.A. de C.V. (Class A) 750
261,800 (c) Operadora De Sites Mexicanos SAB de C.V. 319
212,200 Orbia Advance Corp SAB de C.V. 444
160,054 ProLogis Property Mexico S.A. de C.V. 703
37,565 Promotora y Operadora de Infraestructura SAB de C.V. 399
7,253 (c) Southern Copper Corp 773
34,363 Ternium S.A. (ADR) 1,430
1,113,500 Wal-Mart de Mexico SAB de C.V. 4,483
TOTAL MEXICO 136,614
NETHERLANDS - 2.0%
10,570 (a),(d) Adyen NV 17,854
237 (a) Argenx SE 94
43,557 (a) Argenx SE 17,173
191,441 ASML Holding NV 185,595
123,585 (d) Euronext NV 11,762
370,760 Heineken NV 35,744
7,677,508 ING Groep NV 126,397
624,589 Koninklijke KPN NV 2,336
5,200,302 Shell plc 172,543
TOTAL NETHERLANDS 569,498
NORWAY - 0.4%
676,678 Aker BP ASA 16,972
3,155,657 Equinor ASA 84,617
195,662 Gjensidige Forsikring ASA 2,840
296,695 Norsk Hydro ASA 1,630
TOTAL NORWAY 106,059
PERU - 0.0%
60,155 Cia de Minas Buenaventura S.A. (ADR) (Series B) 955
5,600 Credicorp Ltd 949
TOTAL PERU 1,904
PHILIPPINES - 0.0%
352,740 Aboitiz Equity Ventures, Inc 294
22,870 Ayala Corp 260
1,475,370 Ayala Land, Inc 848
164,624 Bank of the Philippine Islands 346
196,610 BDO Unibank, Inc 540
222,410 International Container Term Services, Inc 1,258
520,055 JG Summit Holdings (Series B) 337
97,960 Jollibee Foods Corp 440
65,270 Manila Electric Co 415

CREF Global Equities Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
133,823 Metropolitan Bank & Trust $ 155
6,800 PLDT, Inc 165
5,826,950 Robinsons Retail Holdings, Inc 3,872
19,810 SM Investments Corp 343
2,262,100 SM Prime Holdings 1,316
187,610 Universal Robina Corp 352
TOTAL PHILIPPINES 10,941
POLAND - 0.0%
111,847 (a),(d) Allegro.eu S.A. 926
14,845 Bank Pekao S.A. 675
2,787 Bank Zachodni WBK S.A. 397
1,173 (a) BRE Bank S.A. 217
2,723 Budimex S.A. 477
13,067 CD Projekt S.A. 382
3,915 (a),(d) Dino Polska S.A. 380
10,715 KGHM Polska Miedz S.A. 306
234 LPP S.A. 896
192,369 (a) PGE Polska Grupa Energetyczna S.A. 346
143,153 Polski Koncern Naftowy Orlen S.A. 2,332
72,378 Powszechna Kasa Oszczednosci Bank Polski S.A. 1,074
132,210 Powszechny Zaklad Ubezpieczen S.A. 1,615
TOTAL POLAND 10,023
PORTUGAL - 0.1%
750,164 Jeronimo Martins SGPS S.A. 14,883
TOTAL PORTUGAL 14,883
QATAR - 0.0%
427,460 Barwa Real Estate Co 324
259,860 (a) Commercial Bank PSQC 352
434,834 Dukhan Bank 461
344,820 Industries Qatar QSC 1,134
452,158 Masraf Al Rayan QSC 295
1,221,845 Mesaieed Petrochemical Holding Co 658
194,748 Ooredoo QPSC 567
100,454 Qatar Electricity & Water Co QSC 448
155,714 Qatar Fuel QSC 632
598,506 Qatar Gas Transport Co Ltd 656
72,345 (a) Qatar International Islamic Bank QSC 217
145,699 Qatar Islamic Bank SAQ 761
378,964 Qatar National Bank QPSC 1,478
TOTAL QATAR 7,983
ROMANIA - 0.0%
123,719 NEPI Rockcastle NV 854
TOTAL ROMANIA 854
RUSSIA - 0.0%
12,672 (a),(c),(e) Ozon Holdings plc (ADR) 0 ^
211,169 (a),(e) VTB Bank PJSC (GDR) Tradegate 2
TOTAL RUSSIA 2
SAUDI ARABIA - 0.3%
20,834 ACWA Power Co 1,883
99,163 (a) Ades Holding Co 549
24,249 Advanced Petrochemical Co 253
673,610 Al Rajhi Bank 14,933
714,563 Alinma Bank 8,349
55,648 Almarai Co JSC 849
54,472 Arab National Bank 429
5,110 Arabian Internet & Communications Services Co 515

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
39,030 Bank AlBilad $ 506
29,288 (a) Bank Al-Jazira 156
47,436 Banque Saudi Fransi 493
17,937 Bupa Arabia for Cooperative Insurance Co 1,262
16,022 Co for Cooperative Insurance 692
7,502 Dallah Healthcare Co 353
46,635 (a) Dar Al Arkan Real Estate Development Co 172
57,636 Dr Sulaiman Al Habib Medical Services Group Co 4,817
5,290 Elm Co 1,353
84,815 Etihad Etisalat Co 1,189
121,380 Jarir Marketing Co 476
98,025 Mobile Telecommunications Co Saudi Arabia 330
97,378 Mouwasat Medical Services Co 3,541
8,661 Nahdi Medical Co 342
16,723 Power & Water Utility Co for Jubail & Yanbu 309
120,980 Riyad Bank 962
53,218 SABIC Agri-Nutrients Co 1,740
76,876 Sahara International Petrochemical Co 634
161,012 (a) Saudi Arabian Mining Co 2,168
622,672 (d) Saudi Arabian Oil Co 5,107
11,144 Saudi Aramco Base Oil Co 498
81,337 Saudi Awwal Bank 900
200,609 Saudi Basic Industries Corp 4,178
188,421 Saudi Electricity Co 994
76,338 Saudi Industrial Investment Group 455
35,266 Saudi Investment Bank 156
157,481 (a) Saudi Kayan Petrochemical Co 379
664,379 Saudi National Bank 7,231
7,516 (a) Saudi Research & Media Group 577
3,842 Saudi Tadawul Group Holding Co 280
443,862 Saudi Telecom Co 4,686
56,983 Savola Group 858
62,277 Yanbu National Petrochemical Co 618
TOTAL SAUDI ARABIA 76,172
SINGAPORE - 0.1%
630,700 Ascendas REIT 1,294
28,001 CapitaLand Ascott Trust 20
509,642 Capitaland Investment Ltd 1,011
75,604 CapitaMall Trust 111
397,800 DBS Group Holdings Ltd 10,616
732,961 Oversea-Chinese Banking Corp 7,324
178,200 Singapore Exchange Ltd 1,216
1,569,400 Singapore Telecommunications Ltd 2,949
260,716 United Overseas Bank Ltd 5,668
TOTAL SINGAPORE 30,209
SOUTH AFRICA - 0.2%
68,795 Absa Group Ltd 537
10,311 (c) Anglo American Platinum Ltd 418
201,089 Anglo American plc 4,955
159,255 (c) Aspen Pharmacare Holdings Ltd 1,845
73,299 (c) Bid Corp Ltd 1,787
61,686 (c) Bidvest Group Ltd 790
73,385 Capitec Bank Holdings Ltd 8,117
50,352 Clicks Group Ltd 787
114,059 Discovery Ltd 727
24,174 Exxaro Resources Ltd 216
418,940 (c) FirstRand Ltd 1,365
162,271 Gold Fields Ltd 2,603
66,502 Harmony Gold Mining Co Ltd 550
373,647 (c) Impala Platinum Holdings Ltd 1,544

CREF Global Equities Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
5,054 (c) Kumba Iron Ore Ltd $ 123
138,843 MTN Group Ltd 687
41,614 Naspers Ltd 7,377
36,087 (c) Nedbank Group Ltd 435
46,779 Northam Platinum Holdings Ltd 279
1,047,185 Old Mutual Ltd 650
173,339 OUTsurance Group Ltd 384
414,483 (d) Pepkor Holdings Ltd 413
106,374 Remgro Ltd 686
388,156 Sanlam Ltd 1,422
126,670 (c) Sasol Ltd 979
41,012 (c) Shoprite Holdings Ltd 536
325,130 Sibanye Stillwater Ltd 372
815,724 Standard Bank Group Ltd 7,978
135,319 Vodacom Group Ltd 704
200,363 Woolworths Holdings Ltd 626
TOTAL SOUTH AFRICA 49,892
SPAIN - 0.6%
287,054 Amadeus IT Holding S.A. 18,428
8,652,903 (c) Banco Bilbao Vizcaya Argentaria S.A. 103,043
3,397,865 (c) CaixaBank S.A. 16,489
810,458 Iberdrola S.A. 10,066
274,556 Industria de Diseno Textil S.A. 13,826
108,528 (a),(c),(e) Let's GOWEX S.A. 1
17,496 Merlin Properties Socimi S.A. 188
1,052,110 Telefonica S.A. 4,646
TOTAL SPAIN 166,687
SWEDEN - 0.3%
873,199 Assa Abloy AB 25,059
126,224 (d) Evolution AB 15,678
406,907 (a) Fastighets AB Balder 2,989
1,259,202 Sandvik AB 27,955
26,421 (a) SAS AB 0 ^
1,393,469 (c) Skandinaviska Enskilda Banken AB (Class A) 18,878
TOTAL SWEDEN 90,559
SWITZERLAND - 1.2%
106,218 Alcon, Inc 8,786
103,629 Cie Financiere Richemont S.A. 15,777
193,503 DSM-Firmenich AG. 22,008
172,687 (a) Galderma Group AG. 12,130
3,986 Givaudan S.A. 17,745
147,603 (c) Lonza Group AG. 88,207
397,502 Novartis AG. 38,501
1,500,209 (a),(c) On Holding AG. 53,077
10,594 PSP Swiss Property AG. 1,389
10,594 Swiss Prime Site AG. 999
1,225,879 UBS Group AG 37,746
72,118 Zurich Insurance Group AG 38,959
TOTAL SWITZERLAND 335,324
TAIWAN - 2.2%
110,571 Accton Technology Corp 1,585
630,000 Acer, Inc 918
102,725 Advantech Co Ltd 1,307
99,000 Alchip Technologies Ltd 9,797
684,000 ASE Technology Holding Co Ltd 3,320
191,000 Asia Cement Corp 244
154,000 Asustek Computer, Inc 2,039
1,440,800 AU Optronics Corp 815

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
131,189 Catcher Technology Co Ltd $ 892
783,947 Cathay Financial Holding Co Ltd 1,181
123,306 Chailease Holding Co Ltd 661
409,001 Chang Hwa Commercial Bank 232
431,000 Cheng Shin Rubber Industry Co Ltd 669
239,000 China Airlines 146
1,294,844 China Development Financial Holding Corp 560
984,000 China Steel Corp 732
7,768,000 Chinatrust Financial Holding Co 7,862
322,000 Chunghwa Telecom Co Ltd 1,265
922,000 Compal Electronics, Inc 1,104
663,541 Dadi Early-Childhood Education Group Ltd 617
427,000 Delta Electronics, Inc 4,570
185,142 E Ink Holdings, Inc 1,314
1,137,071 E.Sun Financial Holding Co Ltd 964
866,000 Eclat Textile Co Ltd 14,811
14,000 eMemory Technology, Inc 1,051
229,000 Eva Airways Corp 226
330,292 Evergreen Marine Corp Taiwan Ltd 1,816
684,000 Far Eastern Textile Co Ltd 706
402,000 Far EasTone Telecommunications Co Ltd 1,016
114,245 Feng TAY Enterprise Co Ltd 564
886,715 First Financial Holding Co Ltd 765
758,000 Formosa Chemicals & Fibre Corp 1,295
282,391 Formosa Petrochemical Corp 606
848,000 Formosa Plastics Corp 1,804
1,710,978 Fubon Financial Holding Co Ltd 3,704
826,234 Fuhwa Financial Holdings Co Ltd 777
111,000 Gigabyte Technology Co Ltd 1,086
21,000 Global Unichip Corp 800
48,000 Globalwafers Co Ltd 833
2,746,000 Hon Hai Precision Industry Co, Ltd 13,337
64,280 Hotai Motor Co Ltd 1,299
696,069 Hua Nan Financial Holdings Co Ltd 498
1,931,587 InnoLux Display Corp 917
592,000 Inventec Co Ltd 1,083
22,604 Largan Precision Co Ltd 1,716
441,000 Lite-On Technology Corp 1,462
335,242 MediaTek, Inc 12,147
2,633,796 Mega Financial Holding Co Ltd 3,312
157,000 Micro-Star International Co Ltd 819
1,041,000 Nan Ya Plastics Corp 1,791
46,000 Nan Ya Printed Circuit Board Corp 285
269,000 Nanya Technology Corp 568
34,000 Nien Made Enterprise Co Ltd 377
128,000 Novatek Microelectronics Corp Ltd 2,356
436,000 Pegatron Corp 1,357
18,000 (a) PharmaEssentia Corp 180
477,000 Pou Chen Corp 540
612,000 Powerchip Semiconductor Manufacturing Corp 495
130,522 President Chain Store Corp 1,082
594,000 Quanta Computer, Inc 5,202
107,000 Realtek Semiconductor Corp 1,863
312,679 Ruentex Development Co Ltd 342
306,791 Shanghai Commercial & Savings Bank Ltd 463
2,862,684 Shin Kong Financial Holding Co Ltd 721
848,796 SinoPac Financial Holdings Co Ltd 570
252,000 Synnex Technology International Corp 617
907,806 Taishin Financial Holdings Co Ltd 509
467,968 Taiwan Business Bank 233
561,579 Taiwan Cement Corp 556
836,122 Taiwan Cooperative Financial Holding Co Ltd 679

CREF Global Equities Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
391,000 Taiwan High Speed Rail Corp $ 368
373,000 Taiwan Mobile Co Ltd 1,188
18,477,100 Taiwan Semiconductor Manufacturing Co Ltd 442,641
299,000 Unimicron Technology Corp 1,778
1,082,450 Uni-President Enterprises Corp 2,583
2,514,000 United Microelectronics Corp 4,083
200,000 Vanguard International Semiconductor Corp 530
14,000 Voltronic Power Technology Corp 722
609,650 Walsin Lihwa Corp 712
50,810 Wan Hai Lines Ltd 70
677,688 Winbond Electronics Corp 572
569,000 Wistron Corp 2,144
275,000 Wiwynn Corp 18,831
351,640 WPG Holdings Ltd 1,055
72,739 Yageo Corp 1,350
377,000 Yang Ming Marine Transport 521
148,000 Zhen Ding Technology Holding Ltd 578
TOTAL TAIWAN 611,756
THAILAND - 0.1%
98,300 Advanced Info Service PCL 550
926,500 Airports of Thailand PCL 1,658
1,255,000 Asset World Corp PCL 142
914,400 Bangkok Dusit Medical Services PCL 709
1,417,000 Bangkok Expressway & Metro PCL 311
1,489,090 BTS Group Holdings PCL 229
48,000 Bumrungrad Hospital PCL 294
433,000 Central Pattana PCL 748
367,975 Central Retail Corp PCL 364
787,900 Charoen Pokphand Foods PCL 394
479,700 CP ALL plc 718
440,200 CP Axtra PCL 377
680,500 Delta Electronics Thailand PCL 1,351
337,097 Energy Absolute PCL 317
153,900 Global Power Synergy PCL 222
632,030 Gulf Energy Development PCL 759
1,089,600 Home Product Center PCL 320
346,200 Indorama Ventures PCL 227
171,900 Intouch Holdings PCL (Class F) 324
48,000 Kasikornbank PCL (Foreign) 163
788,300 Krung Thai Bank PCL 363
161,300 Krungthai Card PCL 203
1,607,400 Land and Houses PCL 324
702,400 Minor International PCL 630
112,400 Muangthai Capital PCL 144
378,800 PTT Exploration & Production PCL 1,561
506,000 PTT Global Chemical PCL 530
760,500 PTT Oil & Retail Business PCL 369
2,505,600 PTT PCL 2,305
190,400 SCB X PCL 595
248,700 SCG Packaging PCL 196
172,100 Siam Cement PCL 1,207
369,502 Thai Oil PCL 597
5,556,800 TMB Bank PCL (Foreign) 277
895,726 (a) True Corp PCL 189
TOTAL THAILAND 19,667
TURKEY - 0.1%
2,512,530 Akbank TAS 3,635
305,058 Aselsan Elektronik Sanayi Ve Ticaret AS 523
100,389 BIM Birlesik Magazalar AS 1,091
16,756 (a) Coca-Cola Icecek AS 291

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
114,330 (a) Eregli Demir ve Celik Fabrikalari TAS $ 149
14,534 Ford Otomotiv Sanayi AS 519
81,798 Haci Omer Sabanci Holding AS 210
165,299 (a) KOC Holding AS 1,040
8,169 (a) Pegasus Hava Tasimaciligi AS. 206
281,700 (a) Sasa Polyester Sanayi AS 375
26,185 (a) Tofas Turk Otomobil Fabrik 221
117,015 (a) Turk Hava Yollari AO 1,078
268,740 Turkcell Iletisim Hizmet AS 568
9,304,329 Turkiye Is Bankasi (Series C) 3,228
232,797 Turkiye Petrol Rafinerileri AS 1,274
290,213 Turkiye Sise ve Cam Fabrikalari AS 408
277,144 (a) Yapi ve Kredi Bankasi 236
TOTAL TURKEY 15,052
UNITED ARAB EMIRATES - 0.0%
236,513 Abu Dhabi Commercial Bank PJSC 541
117,357 Abu Dhabi Islamic Bank PJSC 349
735,155 Abu Dhabi National Oil Co for Distribution PJSC 729
833,246 Aldar Properties PJSC 1,252
545,572 Americana Restaurants International plc 489
244,629 Dubai Islamic Bank PJSC 389
1,468,822 Emaar Properties PJSC 3,260
155,811 Emirates NBD Bank PJSC 734
762,108 Emirates Telecommunications Group Co PJSC 3,802
363,398 First Abu Dhabi Bank PJSC 1,326
836,592 (a) Multiply Group PJSC 510
5,358 (a),(e) NMC Health plc 0 ^
TOTAL UNITED ARAB EMIRATES 13,381
UNITED KINGDOM - 2.4%
585,182 Allfunds Group PLC 4,220
115,298 AngloGold Ashanti UK Ltd 2,574
1,423,249 Ashtead Group plc 101,377
973,217 AstraZeneca plc 130,746
1,994,150 Beazley plc 16,769
137,761 Big Yellow Group plc 1,848
7,558,494 BP plc 47,418
638,790 British American Tobacco plc 19,388
317,913 British Land Co plc 1,586
256,435 (a) Coca-Cola Europacific Partners plc 17,938
808,080 Compass Group plc 23,703
2,503,563 (d) ConvaTec Group plc 9,044
2,797,671 (a) Darktrace plc 15,442
42,386 Derwent London plc 1,162
1,927,917 Electrocomponents plc 17,677
849,886 Fevertree Drinks plc 12,883
267,660 (a) Flutter Entertainment plc 53,354
211,940 Great Portland Estates plc 1,039
2,717,006 Informa plc 28,507
233,135 Land Securities Group plc 1,936
6,447,902 Lloyds TSB Group plc 4,217
287,907 London Stock Exchange Group plc 34,449
8,363,621 Man Group plc 28,227
1,221,772 National Grid plc 16,462
32,248 (a),(d) Pepco Group NV 145
758,120 RELX plc 32,839
169,551 Safestore Holdings plc 1,618
202,461 Scottish & Southern Energy plc 4,221
273,024 Segro plc 3,113
5,371,958 Tritax Big Box REIT plc 10,680
409,373 Unilever plc 20,551

CREF Global Equities Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
5,238,872 Vodafone Group plc $ 4,647
TOTAL UNITED KINGDOM 669,780
UNITED STATES - 64.8%
20,789 3M Co 2,205
351,078 Abbott Laboratories 39,904
498,165 AbbVie, Inc 90,716
177,739 Accenture plc 61,606
450,900 (a) Advanced Micro Devices, Inc 81,383
31,626 Aflac, Inc 2,715
97,693 Agilent Technologies, Inc 14,215
12,358 Agree Realty Corp 706
3,426 Air Products & Chemicals, Inc 830
26,904 (c) Albemarle Corp 3,544
67,908 Alexandria Real Estate Equities, Inc 8,754
26,693 (a) Align Technology, Inc 8,753
466,031 Alliant Energy Corp 23,488
58,541 (a) Alnylam Pharmaceuticals, Inc 8,749
1,952,888 (a) Alphabet, Inc 297,347
1,443,664 (a) Alphabet, Inc (Class A) 217,892
290,556 (a),(c) Altimmune, Inc 2,958
4,598,582 (a) Amazon.com, Inc 829,492
278,944 Ameren Corp 20,631
315,563 American Electric Power Co, Inc 27,170
273,207 American Express Co 62,207
325,238 American Homes 4 Rent 11,962
521,363 American International Group, Inc 40,755
86,420 American Tower Corp 17,076
96,001 Americold Realty Trust, Inc 2,392
74,445 Ameriprise Financial, Inc 32,640
77,247 AmerisourceBergen Corp 18,770
247,937 Ametek, Inc 45,348
140,192 Amgen, Inc 39,859
4,424,385 (f) Apple, Inc 758,694
464,838 (a) Arch Capital Group Ltd 42,970
88,260 Ares Management Corp 11,737
2,590,318 AT&T, Inc 45,590
310,236 (c) Atlas Energy Solutions, Inc 7,018
249,302 (a) Atlassian Corp Ltd 48,641
51,128 AvalonBay Communities, Inc 9,487
204,781 Baker Hughes Co 6,860
113,438 Ball Corp 7,641
653,813 Bank of America Corp 24,793
644,407 Bank of New York Mellon Corp 37,131
113,601 Becton Dickinson & Co 28,111
397,795 (a) Berkshire Hathaway, Inc 167,281
37,177 BlackRock, Inc 30,994
14,082 Blackstone, Inc 1,850
1,068,981 (a) Block, Inc 90,414
526,276 (a) Boeing Co 101,566
5,848 Booking Holdings, Inc 21,216
24,372 Boston Properties, Inc 1,592
2,001,540 (a) Boston Scientific Corp 137,085
50,630 Bristol-Myers Squibb Co 2,746
312,954 Broadcom, Inc 414,792
709 Capital One Financial Corp 106
1,508,740 Carrier Global Corp 87,703
97,512 (a) Catalent, Inc 5,505
367,219 Caterpillar, Inc 134,560
195,269 Celanese Corp (Series A) 33,559
16,183 (a) Centene Corp 1,270
142,953 Centerpoint Energy, Inc 4,073

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
594,739 Charles Schwab Corp $ 43,023
27,259 (a) Charter Communications, Inc 7,922
276,178 Cheniere Energy, Inc 44,542
327,340 Chevron Corp 51,635
3,434 (a) Chipotle Mexican Grill, Inc (Class A) 9,982
198,709 Chubb Ltd 51,491
106,933 Cigna Group 38,837
899,674 Citigroup, Inc 56,895
763,320 (a) Cleveland-Cliffs, Inc 17,358
101,325 CME Group, Inc 21,814
2,538,103 Coca-Cola Co 155,281
158,545 Colgate-Palmolive Co 14,277
1,001,880 Comcast Corp (Class A) 43,431
687,690 ConocoPhillips 87,529
59,720 Constellation Brands, Inc (Class A) 16,230
85,853 Constellation Energy Corp 15,870
105,725 (a) Cooper Cos, Inc 10,727
505,288 Corebridge Financial, Inc 14,517
1,817,675 Corteva, Inc 104,825
383,727 Costco Wholesale Corp 281,130
181,832 Crown Castle, Inc 19,243
910,679 Crown Holdings, Inc 72,180
91,942 CSL Ltd 17,251
69,864 CSX Corp 2,590
258,262 CVS Health Corp 20,599
160,201 Danaher Corp 40,005
402,530 (a) Datadog, Inc 49,753
77,353 Deere & Co 31,772
219,917 Delta Air Lines, Inc 10,527
246,921 (a) DexCom, Inc 34,248
670,529 Diamondback Energy, Inc 132,879
43,197 Digital Realty Trust, Inc 6,222
275,054 Dollar General Corp 42,925
735,676 Dominion Energy, Inc 36,188
172,774 Dover Corp 30,614
21,333 Dow, Inc 1,236
131,346 Duke Energy Corp 12,702
1,078,303 DuPont de Nemours, Inc 82,673
275,091 Eaton Corp plc 86,015
14,312 (a) EchoStar Corp (Class A) 204
91,896 Edison International 6,500
68,753 Elevance Health, Inc 35,651
431,052 Eli Lilly & Co 335,341
121,412 EOG Resources, Inc 15,521
224,969 (a) EPAM Systems, Inc 62,127
11,080 Equinix, Inc 9,145
787,002 Equitable Holdings, Inc 29,914
164,410 Equity Lifestyle Properties, Inc 10,588
100,323 Equity Residential 6,331
16,851 Essex Property Trust, Inc 4,125
73,604 Estee Lauder Cos (Class A) 11,346
111,029 Everest Re Group Ltd 44,134
155,779 (a) Exact Sciences Corp 10,758
114,277 Exelon Corp 4,293
177,393 (a) Expedia Group, Inc 24,436
31,789 Extra Space Storage, Inc 4,673
2,934,453 Exxon Mobil Corp 341,101
3,578 FedEx Corp 1,037
116,158 Ferguson plc 25,415
1,180,857 Fifth Third Bancorp 43,940
16,724 First Citizens Bancshares, Inc (Class A) 27,344
957,298 FirstEnergy Corp 36,971

CREF Global Equities Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
773,213 (a) Fiserv, Inc $ 123,575
2,948,225 (a) Flextronics International Ltd 84,349
442,292 Fortive Corp 38,046
3,317,542 Freeport-McMoRan, Inc (Class B) 155,991
97,068 Gaming and Leisure Properties, Inc 4,472
4,803 GE HealthCare Technologies, Inc 437
472,885 Gilead Sciences, Inc 34,639
88,214 Global Payments, Inc 11,791
137,466 Globe Life, Inc 15,997
14,763 Goldman Sachs Group, Inc 6,166
1,440,955 GSK plc 30,938
116,676 Halliburton Co 4,599
105,848 HCA, Inc 35,303
28,085 Healthcare Realty Trust, Inc 397
164,812 Healthpeak Properties, Inc 3,090
76,631 Hess Corp 11,697
37,972 (a) Hologic, Inc 2,960
597,386 Home Depot, Inc 229,157
926,322 Honeywell International, Inc 190,128
169,551 Host Hotels & Resorts Inc 3,506
67,220 Howmet Aerospace, Inc 4,600
161,389 Hubbell, Inc 66,985
27,178 (a) IDEXX Laboratories, Inc 14,674
28,105 Illinois Tool Works, Inc 7,541
120,123 (a) Illumina, Inc 16,495
293,472 (a) Immunovant, Inc 9,482
59,540 Independence Realty Trust, Inc 960
784,816 Ingersoll Rand, Inc 74,518
13,900 Innovative Industrial Properties, Inc 1,439
268,154 Intercontinental Exchange, Inc 36,852
65,069 International Flavors & Fragrances, Inc 5,595
154,924 (a) Intuitive Surgical, Inc 61,829
56,171 Invitation Homes, Inc 2,000
4,803 (a) IQVIA Holdings, Inc 1,215
200,886 (c) iShares MSCI Canada Index Fund 7,690
50,429 (c) iShares MSCI South Korea Index Fund 3,384
4,666 JB Hunt Transport Services, Inc 930
165,200 JBS S.A. 708
530,797 Johnson & Johnson 83,967
1,633,947 JPMorgan Chase & Co 327,280
1,592,625 Kenvue, Inc 34,178
1,326,354 Keurig Dr Pepper, Inc 40,679
21,192 Kilroy Realty Corp 772
241,109 KKR & Co, Inc 24,251
950,934 Kraft Heinz Co 35,089
108,705 Lam Research Corp 105,615
154,499 Las Vegas Sands Corp 7,988
6,149 (a) Legend Biotech Corp (ADR) 345
561,690 Linde plc 260,804
19,588 Lowe's Cos, Inc 4,990
119,120 (a) Lululemon Athletica, Inc 46,534
172,163 M&T Bank Corp 25,039
194,542 Marathon Petroleum Corp 39,200
16,202 Marriott International, Inc (Class A) 4,088
114,218 Marsh & McLennan Cos, Inc 23,527
606,320 Mastercard, Inc (Class A) 291,986
14,839 Matador Resources Co 991
653,659 McDonald's Corp 184,299
97,945 McKesson Corp 52,582
219,343 Medtronic plc 19,116
1,337,558 Merck & Co, Inc 176,491
1,294,300 Meta Platforms, Inc 628,486

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
57,916 Metlife, Inc $ 4,292
3,196,587 Microsoft Corp 1,344,867
25,428 Mid-America Apartment Communities, Inc 3,346
660,487 Mondelez International, Inc 46,234
1,832,816 (a) Monster Beverage Corp 108,649
57,639 (a),(c) MoonLake Immunotherapeutics 2,895
873,763 Morgan Stanley 82,274
2,821 MSCI, Inc (Class A) 1,581
49,980 (a) Natera, Inc 4,571
63,771 National Storage Affiliates Trust 2,497
481,530 (c) Nestle S.A. 51,163
239,433 (a) NetFlix, Inc 145,415
258,592 Newmont Goldcorp Corp 9,268
818,266 NextEra Energy, Inc 52,295
1,169,726 Nike, Inc (Class B) 109,931
104,076 Northrop Grumman Corp 49,817
64,164 NRG Energy, Inc 4,343
93,599 Nucor Corp 18,523
231,187 nVent Electric plc 17,431
1,201,404 Nvidia Corp 1,085,541
108,680 Occidental Petroleum Corp 7,063
36,958 Owens Corning, Inc 6,165
218,578 (a) Palo Alto Networks, Inc 62,105
16,000 Parade Technologies Ltd 461
193,489 Parker-Hannifin Corp 107,539
144,890 (a) PayPal Holdings, Inc 9,706
4,803 (a) Penumbra, Inc 1,072
323,007 PepsiCo, Inc 56,529
745,682 Permian Resources Corp 13,169
814,017 Pfizer, Inc 22,589
397,099 (g) PG&E Corp 6,655
923,314 Philip Morris International, Inc 84,594
134,822 Phillips 66 22,022
138,013 Pioneer Natural Resources Co 36,228
1,387,870 Procter & Gamble Co 225,182
237,846 Progressive Corp 49,191
302,212 Prologis, Inc 39,354
246,966 (a) PTC, Inc 46,662
38,768 Public Storage, Inc 11,245
54,604 Realty Income Corp 2,954
147,114 Regency Centers Corp 8,909
35,180 (a) Regeneron Pharmaceuticals, Inc 33,860
36,285 (a) Repligen Corp 6,674
405,581 Rexford Industrial Realty, Inc 20,401
138,489 Roche Holding AG. 35,359
11,851 Rockwell Automation, Inc 3,453
868,245 (a) Roivant Sciences Ltd 9,151
67,452 Roper Industries, Inc 37,830
36,124 (a) Royal Caribbean Cruises Ltd 5,022
607,798 RTX Corp 59,279
67,843 S&P Global, Inc 28,864
135,491 Sabra Health Care REIT, Inc 2,001
893,155 Salesforce, Inc 269,000
360,403 Sanofi-Aventis 35,062
49,287 (a) Sarepta Therapeutics, Inc 6,381
60,956 SBA Communications Corp 13,209
75,287 Schlumberger Ltd 4,126
350,260 Schneider Electric S.A. 79,186
135,214 Sempra Energy 9,712
133,982 (a) ServiceNow, Inc 102,148
44,520 Sherwin-Williams Co 15,463
132,447 Simon Property Group, Inc 20,727

CREF Global Equities Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
4,892 (c) SL Green Realty Corp $ 270
108,890 Southern Co 7,812
244,960 Starbucks Corp 22,387
3,663 Steel Dynamics, Inc 543
413,229 Stryker Corp 147,882
80,673 Sun Communities, Inc 10,373
105,846 TE Connectivity Ltd 15,373
922,372 Teradyne, Inc 104,071
54,604 Terreno Realty Corp 3,626
767,062 (a) Tesla, Inc 134,842
91,985 Thermo Fisher Scientific, Inc 53,463
281,159 TJX Cos, Inc 28,515
274,826 T-Mobile US, Inc 44,857
112,854 Tractor Supply Co 29,536
259,010 (a),(c) Traeger, Inc 655
228,142 Trane Technologies plc 68,488
259,896 (a) Uber Technologies, Inc 20,009
605,213 Union Pacific Corp 148,840
110,103 United Parcel Service, Inc (Class B) 16,365
123,908 United Rentals, Inc 89,351
446,512 UnitedHealth Group, Inc 220,889
739,318 Valero Energy Corp 126,194
572,409 Vanguard Emerging Markets ETF 23,910
50,000 (c) Vanguard FTSE Developed Markets ETF 2,509
6,725 (a) Veeva Systems, Inc 1,558
137,953 Ventas, Inc 6,006
344,693 Veralto Corp 30,560
813,222 Verizon Communications, Inc 34,123
54,684 (a) Vertex Pharmaceuticals, Inc 22,858
214,338 VICI Properties, Inc 6,385
865,450 Visa, Inc (Class A) 241,530
81,890 Vistra Corp 5,704
575,617 Vontier Corp 26,110
169,677 Voya Financial, Inc 12,543
156,891 W.R. Berkley Corp 13,875
88,239 W.W. Grainger, Inc 89,766
3,270,138 Walmart, Inc 196,764
1,287,227 Walt Disney Co 157,505
43,814 Washington REIT 610
86,226 Waste Connections, Inc 14,832
4,074,878 Wells Fargo & Co 236,180
75,797 Welltower, Inc 7,082
37,247 West Pharmaceutical Services, Inc 14,739
1,206,272 (a) Western Digital Corp 82,316
127,587 Westinghouse Air Brake Technologies Corp 18,587
116,097 Westlake Chemical Corp 17,740
33,373 Westrock Co 1,650
122,860 Weyerhaeuser Co 4,412
253,999 (a) Workday, Inc 69,278
431,575 (a) YETI Holdings, Inc 16,637
104,858 Zoetis, Inc 17,743
TOTAL UNITED STATES 18,338,405
TOTAL COMMON STOCKS 27,929,261
(Cost $20,948,362)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
EXPIRATION
DATE
VALUE
(000)
AUSTRALIA - 0.0%
3,698 Magellan Financial Group Ltd 04/16/27 $ 0 ^
129,949 (c) PointsBet Holdings Ltd 07/08/24 1
TOTAL AUSTRALIA 1
CHINA - 0.0%
3,524 (e) Kangmei Pharmaceutical Co Ltd 12/31/28 0 ^
TOTAL CHINA 0 ^
INDIA - 0.0%
105,711 Tata Motors Ltd (DVR) 837
TOTAL INDIA 837
TOTAL RIGHTS/WARRANTS 838
(Cost $612)
TOTAL LONG-TERM INVESTMENTS 27,930,113
(Cost $20,948,990)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.1%
GOVERNMENT AGENCY DEBT - 0.3%
$ 255,000 Federal Farm Credit Bank (FFCB) 0 .000% 04/02/24 255
8,000,000 Federal Home Loan Bank (FHLB) 0 .000 04/01/24 7,995
5,000,000 FHLB 0 .000 04/05/24 4,994
4,475,000 FHLB 0 .000 04/10/24 4,467
400,000 FHLB 0 .000 04/12/24 399
12,875,000 FHLB 0 .000 05/03/24 12,808
9,459,000 FHLB 0 .000 05/17/24 9,391
25,000,000 Federal Farm Credit Discount Notes 0 .000 04/03/24 24,978
5,000,000 Federal Farm Credit Discount Notes 0 .000 04/19/24 4,984
7,500,000 Federal Farm Credit Discount Notes 0 .000 04/26/24 7,469
TOTAL GOVERNMENT AGENCY DEBT 77,740
REPURCHASE AGREEMENT - 0.2%
57,560,000 (h) Fixed Income Clearing Corp (FICC) 5 .320 04/01/24 57,560
TOTAL REPURCHASE AGREEMENT 57,560
TREASURY DEBT - 0.6%
3,000,000 United States Treasury Bill 0 .000 04/02/24 2,999
25,000,000 United States Treasury Bill 0 .000 04/04/24 24,989
20,000,000 United States Treasury Bill 0 .000 04/09/24 19,977
51,600,000 United States Treasury Bill 0 .000 04/16/24 51,487
6,250,000 United States Treasury Bill 0 .000 04/23/24 6,230
15,000,000 United States Treasury Bill 0 .000 04/25/24 14,947
20,201,000 United States Treasury Bill 0 .000 05/02/24 20,109
16,000,000 United States Treasury Bill 0 .000 05/07/24 15,916
22,500,000 United States Treasury Bill 0 .000 05/09/24 22,375
TOTAL TREASURY DEBT 179,029
TOTAL SHORT-TERM INVESTMENTS 314,329
(Cost $314,338)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
CERTIFICATE OF DEPOSIT - 0.1%
5,000,000 BNP Paribas Securities Corp 5 .310 04/01/24 5,000
2,000,000 Canadian Imperial Bank of Commerce 5 .930 05/03/24 2,000
500,000 Citibank N.A. 5 .920 07/29/24 500
6,152,000 Credit Agricole CIB 5 .310 04/01/24 6,152
5,000,000 Skandinaviska Enskilda Banken 5 .300 04/01/24 5,000
TOTAL CERTIFICATE OF DEPOSIT 18,652
COMMERCIAL PAPER - 0.0%

CREF Global Equities Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE
VALUE
(000)
$ 2,000,000 ING US Funding LLC 5 .910% 04/24/24 $ 2,000
TOTAL COMMERCIAL PAPER 2,000
REPURCHASE AGREEMENT - 0.5%
20,000,000 (i) Calyon 5 .320 04/01/24 20,000
15,000,000 (j) Deutsche 5 .330 04/01/24 15,000
20,000,000 (k) HSBC 5 .340 04/01/24 20,000
20,000,000 (l) JP Morgan 5 .330 04/01/24 20,000
15,000,000 (m) Merrill Lynch 5 .330 04/01/24 15,000
15,000,000 (n) Nomura 5 .310 04/01/24 15,000
25,000,000 (o) Royal Bank of Scotland 5 .330 04/01/24 25,000
25,000,000 (p) Societe Generale 5 .330 04/01/24 25,000
TOTAL REPURCHASE AGREEMENT 155,000
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 175,652
(Cost $175,652)
TOTAL INVESTMENTS - 100.5% 28,420,094
(Cost $21,438,980)
OTHER ASSETS & LIABILITIES, NET - (0.5)% (133,904)
NET ASSETS - 100.0% $28,286,190
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
INR Indian Rupee
REIT Real Estate Investment Trust
^
Amount represents less than $1,000.
(a)
Non-income producing
(b)
Affiliated holding
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $235,968,357.
(d) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $152,795,950 or 0.5% of Total Investments.
(e)
For fair value measurement disclosure purposes, investment classified as Level 3.
(f)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(g)
In bankruptcy
(h) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 3/28/24 to be repurchased at $57,594,024 on 4/1/24, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 7/15/26, valued at $58,711,207.
(i) Agreement with Calyon, 5.320% dated 3/28/24 to be repurchased at $20,036,549 on 4/1/24, collateralized by Government Agency Securities, with coupon rate 1.000%
and maturity date 7/31/28, valued at $20,400,028.
(j) Agreement with Deutsche, 5.330% dated 3/28/24 to be repurchased at $15,000,000 on 4/1/24, collateralized by Government Agency Securities, with coupon rate
0.000% and maturity date 6/11/24, valued at $15,300,073.
(k) Agreement with HSBC, 5.340% dated 3/28/24 to be repurchased at $20,057,402 on 4/1/24, collateralized by Government Agency Securities, with coupon rates
2.000%–3.500% and maturity dates 4/1/50–6/1/56, valued at $20,400,000.
(l) Agreement with JP Morgan, 5.330% dated 3/28/24 to be repurchased at $20,073,268 on 4/1/24, collateralized by Government Agency Securities, with coupon rates
1.500%–6.232% and maturity dates 8/1/34–8/1/56, valued at $20,400,001.
(m) Agreement with Merrill Lynch, 5.330% dated 3/28/24 to be repurchased at $15,054,850 on 4/1/24, collateralized by Government Agency Securities, with coupon rates
2.500%–8.000% and maturity dates 8/1/32–2/1/54, valued at $15,300,000.
(n) Agreement with Nomura, 5.310% dated 3/28/24 to be repurchased at $15,046,319 on 4/1/24, collateralized by Government Agency Securities, with coupon rates
1.500%–6.000% and maturity dates 3/1/42–8/20/53, valued at $15,300,001.
(o) Agreement with Royal Bank of Scotland, 5.330% dated 3/28/24 to be repurchased at $25,139,238 on 4/1/24, collateralized by Government Agency Securities, with coupon rates 1.125%–4.750% and maturity dates 8/15/39–2/15/53, valued at $25,500,027.
(p) Agreement with Societe Generale, 5.330% dated 3/28/24 to be repurchased at $25,406,429 on 4/1/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 11/15/33, valued at $25,500,049.

See Notes to Portfolio of Investments
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
MSCI EAFE Index 580 06/21/24  $ 67,671 $ 68,356 $ 685
S&P 500 E-Mini Index 711 06/21/24 185,020 188,717 3,697
Total 1,291  $ 252,691  $ 257,073  $ 4,382

CREF Growth Account March 31, 2024
Portfolio of Investments

See Notes to Portfolio of Investments
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 0.4%
818,457 (a) Tesla, Inc $ 143,877
TOTAL AUTOMOBILES & COMPONENTS 143,877
CAPITAL GOODS - 2.4%
2,264,015 (a) Boeing Co 436,932
2,890,161 Carrier Global Corp 168,005
575,683 Eaton Corp plc 180,005
554,565 Honeywell International, Inc 113,824
TOTAL CAPITAL GOODS 898,766
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
2,259,828 Experian Group Ltd 98,467
633,434 Verisk Analytics, Inc 149,320
938,453 Waste Connections, Inc 161,423
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 409,210
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 7.9%
15,564,426 (a) Amazon.com, Inc 2,807,511
1,998,700 TJX Cos, Inc 202,708
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,010,219
CONSUMER DURABLES & APPAREL - 0.7%
164,627 Kering 65,206
1,127,320 Nike, Inc (Class B) 105,946
11,810,500 PRADA S.p.A 93,708
TOTAL CONSUMER DURABLES & APPAREL 264,860
CONSUMER SERVICES - 5.2%
213,991 Booking Holdings, Inc 776,334
8,632,367 (a) Carnival Corp 141,053
91,523 (a) Chipotle Mexican Grill, Inc (Class A) 266,036
3,718,329 (a) DraftKings, Inc 168,849
727,871 (a) Flutter Entertainment plc 145,089
3,913,047 Las Vegas Sands Corp 202,305
466,188 (b) Restaurant Brands International, Inc 37,039
2,696,712 Starbucks Corp 246,452
TOTAL CONSUMER SERVICES 1,983,157
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.3%
1,204,853 Costco Wholesale Corp 882,711
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 882,711
ENERGY - 0.4%
1,204,671 ConocoPhillips 153,330
TOTAL ENERGY 153,330
FINANCIAL SERVICES - 7.9%
100,132 (a),(c) Adyen NV 169,137
639,716 American Express Co 145,657
1,210,105 (a) Fiserv, Inc 193,399
1,547,116 iShares Russell 1000 Growth Index Fund 521,455
526,909 London Stock Exchange Group plc 63,047
2,113,677 Mastercard, Inc (Class A) 1,017,883
3,262,691 (a) PayPal Holdings, Inc 218,568

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,368,675 Visa, Inc (Class A) $ 661,050
TOTAL FINANCIAL SERVICES 2,990,196
FOOD, BEVERAGE & TOBACCO - 1.2%
7,817,703 Davide Campari-Milano NV 78,568
6,575,390 (a) Monster Beverage Corp 389,789
TOTAL FOOD, BEVERAGE & TOBACCO 468,357
HEALTH CARE EQUIPMENT & SERVICES - 5.4%
523,871 (a) Align Technology, Inc 171,788
3,507,545 (a) DexCom, Inc 486,497
275,015 Elevance Health, Inc 142,606
1,412,113 (a) Intuitive Surgical, Inc 563,560
1,078,038 UnitedHealth Group, Inc 533,305
606,456 (a) Veeva Systems, Inc 140,510
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,038,266
HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
1,038,421 Estee Lauder Cos (Class A) 160,073
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 160,073
INSURANCE - 0.4%
790,342 Progressive Corp 163,458
TOTAL INSURANCE 163,458
MATERIALS - 1.5%
4,452,390 Corteva, Inc 256,770
721,251 Linde plc 334,891
TOTAL MATERIALS 591,661
MEDIA & ENTERTAINMENT - 11.4%
6,176,593 (a) Alphabet, Inc 940,448
5,432,383 (a) Alphabet, Inc (Class A) 819,910
3,583,925 (a) Match Group, Inc 130,025
4,903,145 Meta Platforms, Inc 2,380,869
86,451 (a) NetFlix, Inc 52,504
TOTAL MEDIA & ENTERTAINMENT 4,323,756
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.6%
657,895 Amgen, Inc 187,053
887,043 AstraZeneca plc (ADR) 60,097
1,071,325 Eli Lilly & Co 833,448
687,567 (a) Illumina, Inc 94,417
3,052,498 Novo Nordisk A.S. 391,554
2,577,256 Novo Nordisk A.S. (ADR) 330,920
39,483 (a) Regeneron Pharmaceuticals, Inc 38,002
1,041,411 Zoetis, Inc 176,217
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,111,708
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.3%
265,255 (a) Advanced Micro Devices, Inc 47,876
2,000,112 Applied Materials, Inc 412,483
999,302 Broadcom, Inc 1,324,485
7,735,463 Intel Corp 341,675
271,212 Lam Research Corp 263,502
42,529 Monolithic Power Systems, Inc 28,810
4,076,969 Nvidia Corp 3,683,786
3,807,000 Taiwan Semiconductor Manufacturing Co Ltd 91,201
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6,193,818
SOFTWARE & SERVICES - 21.9%
227,304 (a) Adobe, Inc 114,698

CREF Growth Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
809,138 (a) Atlassian Corp Ltd $ 157,871
294,164 (a) Crowdstrike Holdings, Inc 94,306
424,286 (a) EPAM Systems, Inc 117,171
906,922 Intuit, Inc 589,499
10,548,017 Microsoft Corp 4,437,762
1,284,815 (a) Palo Alto Networks, Inc 365,054
895,755 (a) PTC, Inc 169,244
318,648 Roper Industries, Inc 178,711
2,706,012 Salesforce, Inc 814,997
674,796 (a) ServiceNow, Inc 514,464
730,829 (a) Snowflake, Inc 118,102
539,689 (a) Synopsys, Inc 308,432
1,274,824 (a) Workday, Inc 347,708
TOTAL SOFTWARE & SERVICES 8,328,019
TECHNOLOGY HARDWARE & EQUIPMENT - 6.0%
12,399,911 Apple, Inc 2,126,337
488,649 (a) Arista Networks, Inc 141,698
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,268,035
TRANSPORTATION - 1.4%
8,050,962 (a) Grab Holdings Ltd 25,280
6,523,082 (a) Uber Technologies, Inc 502,212
TOTAL TRANSPORTATION 527,492
TOTAL COMMON STOCKS 37,910,969
(Cost $25,269,926)
TOTAL LONG-TERM INVESTMENTS 37,910,969
(Cost $25,269,926)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.3%
GOVERNMENT AGENCY DEBT - 0.0%
$ 5,000,000 Federal Farm Credit Discount Notes 0 .000% 04/26/24 4,979
TOTAL GOVERNMENT AGENCY DEBT 4,979
REPURCHASE AGREEMENT - 0.2%
67,300,000 (d) Fixed Income Clearing Corp (FICC) 5 .320 04/01/24 67,300
TOTAL REPURCHASE AGREEMENT 67,300
TREASURY DEBT - 0.1%
10,000,000 United States Treasury Bill 0 .000 04/16/24 9,978
10,000,000 United States Treasury Bill 0 .000 05/02/24 9,955
12,500,000 United States Treasury Bill 0 .000 05/09/24 12,430
TOTAL TREASURY DEBT 32,363
TOTAL SHORT-TERM INVESTMENTS 104,642
(Cost $104,645)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
19,318,232 (e) State Street Navigator Securities Lending Government Money Market Portfolio 5 .340 (f) 19,318
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 19,318
(Cost $19,318)
TOTAL INVESTMENTS - 100.1% 38,034,929
(Cost $25,393,889)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (38,522)
NET ASSETS - 100.0% $37,996,407

See Notes to Portfolio of Investments
Cost amounts are in thousands.
ADR American Depositary Receipt
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $18,981,400.
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $169,136,607 or 0.4% of Total Investments.
(d) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 3/28/24 to be repurchased at $67,339,782 on 4/1/24, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 7/15/26, valued at $68,646,020.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.

CREF Equity Index Account March 31, 2024
Portfolio of Investments

See Notes to Portfolio of Investments
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 1.4%
49,971 (a) Adient plc $ 1,645
60,325 (a) American Axle & Manufacturing Holdings, Inc 444
131,438 (a) Aptiv plc 10,469
115,559 BorgWarner, Inc 4,014
8,573 (a) Cooper-Standard Holdings, Inc 142
18,785 Dana Inc 239
12,642 (a) Dorman Products, Inc 1,219
1,903,324 Ford Motor Co 25,276
23,054 (a) Fox Factory Holding Corp 1,200
551,602 General Motors Co 25,015
104,978 Gentex Corp 3,792
18,149 (a) Gentherm, Inc 1,045
139,195 (a) Goodyear Tire & Rubber Co 1,911
67,182 Harley-Davidson, Inc 2,939
26,694 (a),(b) Holley, Inc 119
12,667 LCI Industries 1,559
27,234 Lear Corp 3,946
372,353 (a),(b) Lucid Group, Inc 1,061
122,392 (a),(b) Luminar Technologies, Inc 241
25,388 (a) Modine Manufacturing Co 2,417
10,528 Patrick Industries, Inc 1,258
23,111 Phinia, Inc 888
111,576 (a),(b) QuantumScape Corp 702
326,042 (a),(b) Rivian Automotive, Inc 3,570
29,093 (a),(b) Solid Power, Inc 59
11,405 Standard Motor Products, Inc 383
20,247 (a) Stoneridge, Inc 373
1,316,079 (a) Tesla, Inc 231,353
22,833 Thor Industries, Inc 2,679
12,140 (a) Visteon Corp 1,428
17,654 Winnebago Industries, Inc 1,306
67,449 (a),(b) Workhorse Group, Inc 16
9,934 (a) XPEL, Inc 537
TOTAL AUTOMOBILES & COMPONENTS 333,245
BANKS - 3.6%
4,682 1st Source Corp 245
4,331 (b) ACNB Corp 163
7,212 Amalgamated Financial Corp 173
12,491 Amerant Bancorp, Inc 291
5,882 American National Bankshares, Inc 281
38,500 Ameris Bancorp 1,863
9,484 Arrow Financial Corp 237
63,489 Associated Banc-Corp 1,366
42,326 Atlantic Union Bankshares Corp 1,495
31,941 (a) Axos Financial, Inc 1,726
70,633 (b) Banc of California, Inc 1,074
10,077 Bancfirst Corp 887
18,804 (a) Bancorp, Inc 629
3,732 (b) Bank First Corp 323
3,280,546 Bank of America Corp 124,398
23,380 (b) Bank of Hawaii Corp 1,459
7,728 Bank of Marin Bancorp 130
4,849 Bank of NT Butterfield & Son Ltd 155
58,249 Bank OZK 2,648

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
27,509 BankUnited, Inc $ 770
682 Banner Corp 33
11,016 Bar Harbor Bankshares 292
6,589 BayCom Corp 136
7,362 BCB Bancorp, Inc 77
26,834 Berkshire Hills Bancorp, Inc 615
13,432 (a) Blue Foundry Bancorp 126
8,721 (b) Blue Ridge Bankshares, Inc 23
8,083 BOK Financial Corp 744
10,571 (a) Bridgewater Bancshares, Inc 123
38,089 Brookline Bancorp, Inc 379
3,114 (b) Burke & Herbert Financial Services Corp 174
6,436 Business First Bancshares, Inc 143
5,576 Byline Bancorp, Inc 121
107,871 Cadence Bank 3,128
2,502 Cambridge Bancorp 171
7,078 Camden National Corp 237
4,609 Capital Bancorp, Inc 96
9,158 Capital City Bank Group, Inc 254
33,828 Capitol Federal Financial, Inc 202
5,956 Capstar Financial Holdings, Inc 120
14,623 (a) Carter Bankshares, Inc 185
25,721 Cathay General Bancorp 973
21,511 Central Pacific Financial Corp 425
913,355 Citigroup, Inc 57,761
9,568 Citizens & Northern Corp 180
206,881 Citizens Financial Group, Inc 7,508
2,158 (b) Citizens Financial Services, Inc 106
4,775 City Holding Co 498
7,262 Civista Bancshares, Inc 112
9,772 CNB Financial Corp 199
5,328 (a) Coastal Financial Corp 207
4,711 Codorus Valley Bancorp, Inc 107
8,393 Colony Bankcorp, Inc 97
109,266 Columbia Banking System, Inc 2,114
17,061 (a) Columbia Financial, Inc 294
69,667 Comerica, Inc 3,831
58,590 Commerce Bancshares, Inc 3,117
29,222 Community Bank System, Inc 1,404
16,516 Community Trust Bancorp, Inc 704
21,722 ConnectOne Bancorp, Inc 424
2,974 (a) CrossFirst Bankshares, Inc 41
24,821 Cullen/Frost Bankers, Inc 2,794
19,196 (a) Customers Bancorp, Inc 1,019
45,531 CVB Financial Corp 812
19,153 Dime Community Bancshares, Inc 369
17,266 Eagle Bancorp, Inc 406
71,752 East West Bancorp, Inc 5,676
94,260 Eastern Bankshares, Inc 1,299
6,481 Enterprise Bancorp, Inc 168
16,077 Enterprise Financial Services Corp 652
7,477 Equity Bancshares, Inc 257
3,546 Esquire Financial Holdings, Inc 168
6,206 (b) Farmers & Merchants Bancorp, Inc 138
18,150 Farmers National Banc Corp 242
13,107 FB Financial Corp 494
2,294 (b) Fidelity D&D Bancorp, Inc 111
331,334 Fifth Third Bancorp 12,329
10,211 Financial Institutions, Inc 192
15,371 First Bancorp 555
114,850 First BanCorp 2,014
6,485 First Bancorp, Inc 160

CREF Equity Index Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
6,018 First Bancshares, Inc $ 156
7,950 First Bank 109
26,747 First Busey Corp 643
4,107 First Business Financial Services, Inc 154
5,110 First Citizens Bancshares, Inc (Class A) 8,355
52,091 First Commonwealth Financial Corp 725
12,139 First Community Bancshares, Inc 420
13,901 First Financial Bancorp 312
70,877 First Financial Bankshares, Inc 2,325
505 First Financial Corp 19
19,660 First Foundation, Inc 148
71,845 First Hawaiian, Inc 1,578
266,280 First Horizon National Corp 4,101
43,798 First Interstate BancSystem, Inc 1,192
29,933 First Merchants Corp 1,045
7,120 First Mid Bancshares, Inc 233
15,462 First of Long Island Corp 171
4,047 (a) First Western Financial, Inc 59
6,452 Five Star Bancorp 145
4,145 (b) Flushing Financial Corp 52
157,037 FNB Corp 2,214
3,291 FS Bancorp, Inc 114
75,484 Fulton Financial Corp 1,199
7,652 (a),(b) FVCBankcorp, Inc 93
5,087 German American Bancorp, Inc 176
63,141 Glacier Bancorp, Inc 2,543
1,871 (b) Great Southern Bancorp, Inc 103
3,479 (b) Greene County Bancorp, Inc 100
1,346 Guaranty Bancshares, Inc 41
47,878 Hancock Whitney Corp 2,204
23,963 Hanmi Financial Corp 382
16,668 HarborOne Bancorp, Inc 178
6,442 HBT Financial, Inc 123
13,408 Heartland Financial USA, Inc 471
25,661 Heritage Commerce Corp 220
22,188 Heritage Financial Corp 430
35,248 Hilltop Holdings, Inc 1,104
997 Hingham Institution For Savings The 174
4,264 Home Bancorp, Inc 163
81,882 Home Bancshares, Inc 2,012
15,022 HomeStreet, Inc 226
13,541 HomeTrust Bancshares, Inc 370
59,403 Hope Bancorp, Inc 684
2,709 Horizon Bancorp, Inc 35
728,267 Huntington Bancshares, Inc 10,159
25,003 Independent Bank Corp 1,301
17,558 Independent Bank Corp 445
20,253 Independent Bank Group, Inc 925
15,656 International Bancshares Corp 879
5,837 (b) John Marshall Bancorp, Inc 105
1,373,502 JPMorgan Chase & Co 275,112
8,268 Kearny Financial Corp 53
434,062 Keycorp 6,863
9,106 Lakeland Bancorp, Inc 110
13,317 Lakeland Financial Corp 883
14,926 Live Oak Bancshares, Inc 620
77,098 M&T Bank Corp 11,213
19,210 Macatawa Bank Corp 188
1,529 Mercantile Bank Corp 59
10,190 Metrocity Bankshares, Inc 254
4,420 (a),(b) Metropolitan Bank Holding Corp 170
7,348 Mid Penn Bancorp, Inc 147

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,829 (b) Middlefield Banc Corp $ 91
10,800 Midland States Bancorp, Inc 271
7,821 MidWestOne Financial Group, Inc 183
5,369 MVB Financial Corp 120
19,324 National Bank Holdings Corp 697
21,431 NBT Bancorp, Inc 786
90,301 (b) New York Community Bancorp, Inc 291
6,480 Nicolet Bankshares, Inc 557
3,442 Northeast Bank 190
5,388 Northfield Bancorp, Inc 52
2,656 Northrim BanCorp, Inc 134
7,868 Northwest Bancshares, Inc 92
3,544 (b) Norwood Financial Corp 96
1,079,262 (a) NU Holdings Ltd 12,876
12,012 OceanFirst Financial Corp 197
33,903 OFG Bancorp 1,248
133,138 Old National Bancorp 2,318
21,667 Old Second Bancorp, Inc 300
11,057 Origin Bancorp, Inc 345
5,318 Orrstown Financial Services, Inc 142
51,153 Pacific Premier Bancorp, Inc 1,228
7,855 Park National Corp 1,067
5,178 (b) Parke Bancorp, Inc 89
20,574 Pathward Financial, Inc 1,039
5,966 PCB Bancorp 97
267 Peapack Gladstone Financial Corp 7
4,697 Peoples Bancorp, Inc 139
5,712 (b) Peoples Financial Services Corp 246
41,191 Pinnacle Financial Partners, Inc 3,537
2,662 Plumas Bancorp 98
194,236 PNC Financial Services Group, Inc 31,389
11,515 (a) Ponce Financial Group, Inc 102
38,321 Popular, Inc 3,376
8,859 Preferred Bank 680
20,188 Premier Financial Corp 410
8,140 Primis Financial Corp 99
41,648 Prosperity Bancshares, Inc 2,740
35,868 Provident Financial Services, Inc 523
8,729 QCR Holdings, Inc 530
9,265 RBB Bancorp 167
2,235 Red River Bancshares, Inc 111
446,451 Regions Financial Corp 9,393
30,881 Renasant Corp 967
6,104 Republic Bancorp, Inc (Class A) 311
13,081 (b) S&T Bancorp, Inc 420
22,606 Sandy Spring Bancorp, Inc 524
34,531 Seacoast Banking Corp of Florida 877
24,631 ServisFirst Bancshares, Inc 1,635
9,123 Shore Bancshares, Inc 105
8,919 Sierra Bancorp 180
55,218 Simmons First National Corp (Class A) 1,075
5,382 SmartFinancial, Inc 113
5,202 South Plains Financial, Inc 139
4,079 (a) Southern First Bancshares, Inc 130
4,139 Southern Missouri Bancorp, Inc 181
10,544 (b) Southside Bancshares, Inc 308
38,442 SouthState Corp 3,269
23,920 Stellar Bancorp, Inc 583
11,262 (b) Stock Yards Bancorp, Inc 551
6,101 Summit Financial Group, Inc 166
74,250 Synovus Financial Corp 2,974
27,678 (a) Texas Capital Bancshares, Inc 1,704

CREF Equity Index Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
6,549 (a) Third Coast Bancshares, Inc $ 131
7,201 Tompkins Trustco, Inc 362
34,516 Towne Bank 969
19,212 Trico Bancshares 707
10,668 (a) Triumph Financial, Inc 846
634,840 Truist Financial Corp 24,746
2,656 TrustCo Bank Corp NY 75
34,442 Trustmark Corp 968
23,900 UMB Financial Corp 2,079
68,198 United Bankshares, Inc 2,441
48,352 United Community Banks, Inc 1,273
3,873 Unity Bancorp, Inc 107
5,426 Univest Financial Corp 113
746,165 US Bancorp 33,354
218,557 Valley National Bancorp 1,740
22,054 Veritex Holdings, Inc 452
25,531 Washington Federal, Inc 741
3,676 Washington Trust Bancorp, Inc 99
85,391 Webster Financial Corp 4,335
1,712,159 Wells Fargo & Co 99,237
21,097 WesBanco, Inc 629
11,970 West Bancorporation, Inc 213
13,352 Westamerica Bancorporation 653
53,770 Western Alliance Bancorp 3,452
31,127 Wintrust Financial Corp 3,249
37,346 WSFS Financial Corp 1,686
81,460 Zions Bancorporation 3,535
TOTAL BANKS 886,893
CAPITAL GOODS - 6.7%
29,422 (a),(b) 374Water, Inc 37
66,252 (a),(b) 3D Systems Corp 294
263,361 3M Co 27,935
57,428 A.O. Smith Corp 5,138
32,247 Aaon, Inc 2,841
11,925 (a) AAR Corp 714
13,778 Acuity Brands, Inc 3,703
31,531 Advanced Drainage Systems, Inc 5,431
58,431 Aecom Technology Corp 5,731
12,268 (a) Aerovironment, Inc 1,880
8,143 (a) AerSale Corp 58
29,823 AGCO Corp 3,669
49,083 Air Lease Corp 2,525
5,157 Alamo Group, Inc 1,178
16,794 Albany International Corp (Class A) 1,570
41,449 Allegion plc 5,584
6,739 Allied Motion Technologies, Inc 240
33,685 Allison Transmission Holdings, Inc 2,734
10,745 Alta Equipment Group, Inc 139
13,776 (a),(b) Ameresco, Inc 332
10,171 (a) American Woodmark Corp 1,034
106,449 Ametek, Inc 19,470
98,441 (a) API Group Corp 3,866
4,551 Apogee Enterprises, Inc 269
17,287 Applied Industrial Technologies, Inc 3,415
63,826 (a),(b) Archer Aviation, Inc 295
26,444 Arcosa, Inc 2,271
10,471 Argan, Inc 529
20,887 Armstrong World Industries, Inc 2,595
69,116 (a) Array Technologies, Inc 1,031
15,250 Astec Industries, Inc 667
15,755 (a) Astronics Corp 300

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
16,113 Atkore, Inc $ 3,067
32,661 (a) Axon Enterprise, Inc 10,219
60,195 (a) AZEK Co, Inc 3,023
13,571 AZZ, Inc 1,049
25,595 Barnes Group, Inc 951
30,037 (a) Beacon Roofing Supply, Inc 2,944
19,926 (a),(b) Blink Charging Co 60
75,992 (a),(b) Bloom Energy Corp 854
3,946 (a) Blue Bird Corp 151
4,896 (a) BlueLinx Holdings, Inc 638
268,071 (a) Boeing Co 51,735
16,526 Boise Cascade Co 2,535
4,978 (a) Bowman Consulting Group Ltd 173
13,313 (b) Brookfield Business Corp 321
59,390 (a) Builders FirstSource, Inc 12,386
40,627 BWX Technologies, Inc 4,169
8,469 Cadre Holdings, Inc 307
23,004 Carlisle Cos, Inc 9,014
398,310 Carrier Global Corp 23,154
243,343 Caterpillar, Inc 89,168
120,169 (a),(b) ChargePoint Holdings, Inc 228
20,872 (a),(b) Chart Industries, Inc 3,438
439,165 CNH Industrial NV 5,692
14,727 Columbus McKinnon Corp 657
17,475 Comfort Systems USA, Inc 5,552
15,927 (a) Commercial Vehicle Group, Inc 102
13,197 (a) Concrete Pumping Holdings, Inc 104
11,212 (a) Construction Partners, Inc 630
83,036 (a) Core & Main, Inc 4,754
21,581 Crane Co 2,916
7,468 CSW Industrials, Inc 1,752
67,933 Cummins, Inc 20,016
16,504 Curtiss-Wright Corp 4,224
30,728 (a) Custom Truck One Source, Inc 179
123,456 Deere & Co 50,708
62,846 (a),(b) Desktop Metal, Inc 55
27,073 (a) DNOW, Inc 412
52,930 Donaldson Co, Inc 3,953
16,771 Douglas Dynamics, Inc 405
65,346 Dover Corp 11,579
8,048 (a) Ducommun, Inc 413
11,117 (a) DXP Enterprises, Inc 597
11,046 (a) Dycom Industries, Inc 1,585
191,865 Eaton Corp plc 59,992
21,296 EMCOR Group, Inc 7,458
273,301 Emerson Electric Co 30,998
8,964 Encore Wire Corp 2,356
24,905 (a) Energy Recovery, Inc 393
12,892 (a),(b) Energy Vault Holdings, Inc 23
32,971 Enerpac Tool Group Corp 1,176
18,213 EnerSys 1,720
55,762 (a),(b) Enovix Corp 447
11,263 EnPro Industries, Inc 1,901
28,088 Esab Corp 3,106
13,003 ESCO Technologies, Inc 1,392
41,349 (a),(b) ESS Tech, Inc 30
9,017 (a),(b) Eve Holding, Inc 49
266,692 Fastenal Co 20,573
32,884 Federal Signal Corp 2,791
98,612 Ferguson plc 21,540
55,538 Flowserve Corp 2,537
18,242 (a),(b) Fluence Energy, Inc 316

CREF Equity Index Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
77,505 (a) Fluor Corp $ 3,277
165,023 Fortive Corp 14,195
67,350 Fortune Brands Innovations, Inc 5,703
20,104 Franklin Electric Co, Inc 2,147
49,125 FTAI Aviation Ltd 3,306
21,243 (a),(b) FTC Solar, Inc 11
176,294 (a),(b) FuelCell Energy, Inc 210
79,515 (a) Gates Industrial Corp plc 1,408
14,376 GATX Corp 1,927
26,482 (a) Generac Holdings, Inc 3,340
116,542 General Dynamics Corp 32,922
516,678 General Electric Co 90,693
17,907 (a) Gibraltar Industries, Inc 1,442
9,938 Global Industrial Co 445
14,160 (a) GMS, Inc 1,378
12,385 Gorman-Rupp Co 490
78,611 Graco, Inc 7,347
95,580 (b) GrafTech International Ltd 132
12,176 Granite Construction, Inc 696
44,924 (a) Great Lakes Dredge & Dock Corp 393
14,394 Greenbrier Cos, Inc 750
20,793 Griffon Corp 1,525
17,554 H&E Equipment Services, Inc 1,127
63,817 (a) Hayward Holdings, Inc 977
21,280 HEICO Corp 4,064
38,786 HEICO Corp (Class A) 5,971
16,194 Helios Technologies, Inc 724
13,619 Herc Holdings, Inc 2,292
41,915 Hexcel Corp 3,054
32,149 Hillenbrand, Inc 1,617
69,001 (a) Hillman Solutions Corp 734
314,740 Honeywell International, Inc 64,600
188,854 Howmet Aerospace, Inc 12,923
25,443 Hubbell, Inc 10,560
22,109 (a) Hudson Technologies, Inc 243
16,667 Huntington Ingalls Industries, Inc 4,858
63,978 (a),(b) Hyliion Holdings Corp 113
7,224 Hyster-Yale Materials Handling, Inc 464
37,542 IDEX Corp 9,161
5,334 (a) IES Holdings, Inc 649
141,344 Illinois Tool Works, Inc 37,927
192,430 Ingersoll Rand, Inc 18,271
3,056 Insteel Industries, Inc 117
39,987 ITT, Inc 5,439
41,873 (a) Janus International Group, Inc 634
45,832 (a) JELD-WEN Holding, Inc 973
9,952 John Bean Technologies Corp 1,044
318,910 Johnson Controls International plc 20,831
5,348 Kadant, Inc 1,755
15,070 Kaman Corp 691
45,625 Kennametal, Inc 1,138
66,946 (a) Kratos Defense & Security Solutions, Inc 1,230
92,330 L3Harris Technologies, Inc 19,676
9,846 (a) Lawson Products, Inc 349
15,315 Lennox International, Inc 7,485
24,937 (a) Leonardo DRS, Inc 551
4,566 (a) Limbach Holdings, Inc 189
28,514 Lincoln Electric Holdings, Inc 7,284
5,950 Lindsay Corp 700
103,368 Lockheed Martin Corp 47,019
12,965 LSI Industries, Inc 196
17,575 Luxfer Holdings plc 182

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
22,630 (a) Manitowoc Co, Inc $ 320
107,444 Masco Corp 8,475
7,698 (a) Masonite International Corp 1,012
32,416 (a) Mastec, Inc 3,023
67,350 (a) Masterbrand, Inc 1,262
8,494 McGrath RentCorp 1,048
96,446 MDU Resources Group, Inc 2,430
30,340 (a) Mercury Computer Systems, Inc 895
87,434 (a),(b) Microvast Holdings, Inc 73
24,886 (a) Middleby Corp 4,001
7,280 Miller Industries, Inc 365
14,585 Moog, Inc (Class A) 2,329
43,932 (a) MRC Global, Inc 552
19,273 MSC Industrial Direct Co (Class A) 1,870
57,366 Mueller Industries, Inc 3,094
85,916 Mueller Water Products, Inc (Class A) 1,382
6,055 (a) MYR Group, Inc 1,070
3,534 National Presto Industries, Inc 296
60,488 (a) NEXTracker, Inc 3,404
88,306 (a),(b) Nikola Corp 92
25,712 Nordson Corp 7,059
68,211 Northrop Grumman Corp 32,650
6,891 (a) Northwest Pipe Co 239
16,026 (a),(b) NuScale Power Corp 85
74,858 nVent Electric plc 5,644
2,354 (b) Omega Flex, Inc 167
27,603 Oshkosh Corp 3,442
190,527 Otis Worldwide Corp 18,914
42,635 Owens Corning, Inc 7,112
246,202 PACCAR, Inc 30,502
14,228 (b) Park Aerospace Corp 237
61,844 Parker-Hannifin Corp 34,372
20,471 (a) Parsons Corp 1,698
81,606 Pentair plc 6,972
274,975 (a),(b) Plug Power, Inc 946
2,948 Powell Industries, Inc 420
1,801 Preformed Line Products Co 232
28,783 Primoris Services Corp 1,225
15,505 (a) Proto Labs, Inc 554
16,969 Quanex Building Products Corp 652
68,806 Quanta Services, Inc 17,876
13,498 (a) RBC Bearings, Inc 3,649
32,418 Regal-Beloit Corp 5,838
82,950 (a) Resideo Technologies, Inc 1,860
8,757 REV Group, Inc 193
109,316 (a),(b) Rocket Lab USA, Inc 449
56,702 Rockwell Automation, Inc 16,519
691,265 RTX Corp 67,419
10,342 Rush Enterprises, Inc 551
22,836 Rush Enterprises, Inc (Class A) 1,222
80,042 Sensata Technologies Holding plc 2,941
63,890 (a),(b) SES AI Corp 107
81,772 (a) Shoals Technologies Group, Inc 914
18,886 Shyft Group, Inc 235
19,894 Simpson Manufacturing Co, Inc 4,082
24,415 (a) SiteOne Landscape Supply, Inc 4,262
23,368 Snap-On, Inc 6,922
59,911 (a) Spirit Aerosystems Holdings, Inc (Class A) 2,161
23,935 (a) SPX Technologies, Inc 2,947
4,143 Standex International Corp 755
77,790 Stanley Black & Decker, Inc 7,618
73,460 (a),(b) Stem, Inc 161

CREF Equity Index Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
18,886 (a) Sterling Construction Co, Inc $ 2,083
42,585 (a),(b) SunPower Corp 128
109,516 (a),(b) Sunrun, Inc 1,443
10,075 Tennant Co 1,225
35,787 Terex Corp 2,305
87,191 Textron, Inc 8,364
24,419 (a) Thermon Group Holdings, Inc 799
26,899 Timken Co 2,352
27,553 (a) Titan International, Inc 343
11,613 (a) Titan Machinery, Inc 288
51,928 Toro Co 4,758
108,872 Trane Technologies plc 32,683
3,856 (a) Transcat, Inc 430
25,384 TransDigm Group, Inc 31,263
52,464 (a) Trex Co, Inc 5,233
16,444 Trinity Industries, Inc 458
32,779 (a) Triumph Group, Inc 493
27,269 (a) Tutor Perini Corp 394
26,618 UFP Industries, Inc 3,274
32,367 United Rentals, Inc 23,340
7,860 (a) V2X, Inc 367
10,628 Valmont Industries, Inc 2,426
164,299 Vertiv Holdings Co 13,418
12,845 (a) Vicor Corp 491
85,951 (a),(b) Virgin Galactic Holdings, Inc 127
20,696 W.W. Grainger, Inc 21,054
23,411 Wabash National Corp 701
16,513 Watsco, Inc 7,133
12,667 Watts Water Technologies, Inc (Class A) 2,692
22,053 WESCO International, Inc 3,777
81,108 Westinghouse Air Brake Technologies Corp 11,816
89,818 (a) WillScot Mobile Mini Holdings Corp 4,177
30,482 Woodward Inc 4,698
17,318 (a),(b) Xometry, Inc 293
113,012 Xylem, Inc 14,606
65,462 Zurn Elkay Water Solutions Corp 2,191
TOTAL CAPITAL GOODS 1,624,110
COMMERCIAL & PROFESSIONAL SERVICES - 1.7%
27,128 ABM Industries, Inc 1,210
5,587 ACCO Brands Corp 31
57,811 (a) ACV Auctions, Inc 1,085
174,070 (a) Alight, Inc 1,715
11,286 Aris Water Solution, Inc 160
27,574 (a) ASGN, Inc 2,889
152,445 (a),(b) Aurora Innovation, Inc 430
196,234 Automatic Data Processing, Inc 49,007
5,145 Barrett Business Services, Inc 652
60,886 (a),(b) BlackSky Technology, Inc 83
61,673 Booz Allen Hamilton Holding Corp 9,155
16,522 (a) BrightView Holdings, Inc 197
18,487 Brink's Co 1,708
53,827 Broadridge Financial Solutions, Inc 11,027
10,973 (a) CACI International, Inc (Class A) 4,157
26,846 (a) Casella Waste Systems, Inc (Class A) 2,654
18,053 (a) CBIZ, Inc 1,417
14,787 (a) CECO Environmental Corp 340
8,021 (a) Cimpress plc 710
40,902 Cintas Corp 28,101
226,376 (a),(b) Clarivate plc 1,682
23,755 (a) Clean Harbors, Inc 4,782
21,043 Concentrix Corp 1,393

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
91,431 (a) Conduent, Inc $ 309
397,909 (a) Copart, Inc 23,047
49,610 (a) CoreCivic, Inc 774
192,612 (a) CoStar Group, Inc 18,606
3,881 CRA International, Inc 581
17,763 CSG Systems International, Inc 916
22,984 Deluxe Corp 473
20,676 (a) Driven Brands Holdings, Inc 326
129,661 Dun & Bradstreet Holdings, Inc 1,302
1,045 Ennis, Inc 21
59,468 Equifax, Inc 15,909
86,090 (a) ExlService Holdings, Inc 2,738
28,338 Exponent, Inc 2,343
15,944 First Advantage Corp 259
7,582 (a) Forrester Research, Inc 163
7,620 (a) Franklin Covey Co 299
16,142 (a) FTI Consulting, Inc 3,395
81,103 Genpact Ltd 2,672
42,598 (a),(b) GEO Group, Inc 601
42,732 (a) Harsco Corp 391
40,910 (a) Healthcare Services Group 511
14,300 Heidrick & Struggles International, Inc 481
37,280 Herman Miller, Inc 923
10,874 (a) HireRight Holdings Corp 155
27,032 HNI Corp 1,220
9,371 (a) Huron Consulting Group, Inc 905
6,267 ICF International, Inc 944
12,531 (a),(b) Innodata, Inc 83
19,828 Insperity, Inc 2,173
44,581 Interface, Inc 750
59,295 Jacobs Solutions, Inc 9,115
66,111 KBR, Inc 4,209
20,372 Kelly Services, Inc (Class A) 510
11,207 Kforce, Inc 790
29,134 Korn/Ferry International 1,916
23,268 (a) Legalzoom.com, Inc 310
62,921 Leidos Holdings, Inc 8,248
19,090 (a) Liquidity Services, Inc 355
25,524 Manpower, Inc 1,982
16,885 Matthews International Corp (Class A) 525
31,583 MAXIMUS, Inc 2,650
12,017 (a) Montrose Environmental Group, Inc 471
15,466 MSA Safety, Inc 2,994
4,961 NL Industries, Inc 36
5,211 (a) NV5 Global, Inc 511
67,918 (a) OPENLANE, Inc 1,175
149,731 Paychex, Inc 18,387
24,132 Paycom Software, Inc 4,803
33,846 (a) Performant Financial Corp 100
95,984 Pitney Bowes, Inc 416
79,689 (a),(b) Planet Labs PBC 203
90,452 RB Global, Inc 6,890
4,854 (a),(b) Red Violet, Inc 95
97,841 Republic Services, Inc 18,731
20,546 Resources Connection, Inc 270
52,374 Robert Half International, Inc 4,152
119,495 Rollins, Inc 5,529
28,414 Science Applications International Corp 3,705
12,140 (a) SP Plus Corp 634
100,288 SS&C Technologies Holdings, Inc 6,456
61,807 Steelcase, Inc (Class A) 808
49,051 (a) Stericycle, Inc 2,587

CREF Equity Index Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
12,139 (a),(b) Sterling Check Corp $ 195
25,107 Tetra Tech, Inc 4,638
92,480 TransUnion 7,380
15,001 TriNet Group, Inc 1,987
19,072 (a) TrueBlue, Inc 239
10,054 TTEC Holdings, Inc 104
8,983 Unifirst Corp 1,558
63,645 (a) Upwork, Inc 780
100,108 Veralto Corp 8,876
68,472 Verisk Analytics, Inc 16,141
63,620 (a) Verra Mobility Corp 1,589
54,222 Vestis Corp 1,045
15,178 (a) Viad Corp 599
5,586 VSE Corp 447
191,328 Waste Management, Inc 40,782
5,398 (a) Willdan Group, Inc 156
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 403,934
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.6%
18,290 (a) 1-800-FLOWERS.COM, Inc (Class A) 198
18,402 Aaron's Co, Inc 138
23,424 (a) Abercrombie & Fitch Co (Class A) 2,936
36,738 Academy Sports & Outdoors, Inc 2,481
28,577 Advance Auto Parts, Inc 2,432
4,293,587 (a) Amazon.com, Inc 774,477
85,497 American Eagle Outfitters, Inc 2,205
3,312 (a) America's Car-Mart, Inc 212
65,041 Arko Corp 371
7,272 (a) Asbury Automotive Group, Inc 1,715
12,767 (a) Autonation, Inc 2,114
8,267 (a) Autozone, Inc 26,055
101,629 Bath & Body Works, Inc 5,083
88,141 Best Buy Co, Inc 7,230
11,361 (b) Big 5 Sporting Goods Corp 40
15,681 (a) Boot Barn Holdings, Inc 1,492
14,004 Buckle, Inc 564
7,271 (b) Build-A-Bear Workshop, Inc 217
29,889 (a) Burlington Stores, Inc 6,940
20,111 Caleres, Inc 825
22,123 Camping World Holdings, Inc 616
78,807 (a) Carmax, Inc 6,865
19,398 (a) CarParts.com, Inc 31
47,579 (a) Carvana Co 4,183
12,003 Cato Corp (Class A) 69
9,723 (a),(b) ContextLogic, Inc 55
511,300 (a) Coupang, Inc 9,096
32,814 (b) Designer Brands, Inc 359
30,615 (a) Destination XL Group, Inc 110
25,367 Dick's Sporting Goods, Inc 5,704
1,003 (b) Dillard's, Inc (Class A) 473
7,236 (a) Duluth Holdings, Inc 35
248,893 eBay, Inc 13,137
61,188 (a) Etsy, Inc 4,205
34,837 (a),(b) EVgo, Inc 87
27,604 (a) Five Below, Inc 5,007
49,914 (a) Floor & Decor Holdings, Inc 6,470
33,391 Foot Locker, Inc 952
10,965 (a) Funko, Inc 68
138,452 (a),(b) GameStop Corp (Class A) 1,733
81,317 Gap, Inc 2,240
7,998 (a) Genesco, Inc 225
67,692 Genuine Parts Co 10,488

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
6,868 Group 1 Automotive, Inc $ 2,007
29,518 (a),(b) GrowGeneration Corp 84
21,962 (b) Guess, Inc 691
9,098 Haverty Furniture Cos, Inc 310
9,181 Hibbett Sports, Inc 705
475,829 Home Depot, Inc 182,528
65,995 Kohl's Corp 1,924
9,431 (a) Lands' End, Inc 103
59,869 (a) Leslie's, Inc 389
13,553 Lithia Motors, Inc (Class A) 4,078
125,433 LKQ Corp 6,699
275,617 Lowe's Cos, Inc 70,208
109,170 Macy's, Inc 2,182
11,739 (a) MarineMax, Inc 390
18,107 Monro Muffler, Inc 571
8,996 Murphy USA, Inc 3,771
47,869 (a) National Vision Holdings, Inc 1,061
57,180 (b) Nordstrom, Inc 1,159
18,624 (a) ODP Corp 988
27,556 (a) Ollie's Bargain Outlet Holdings, Inc 2,193
5,690 (a),(b) OneWater Marine, Inc 160
28,419 (a) O'Reilly Automotive, Inc 32,082
24,586 (a) Overstock.com, Inc 883
9,990 Penske Auto Group, Inc 1,618
40,988 (a) Petco Health & Wellness Co, Inc 93
14,105 (b) PetMed Express, Inc 68
18,519 Pool Corp 7,472
19,596 (a),(b) Revolve Group, Inc 415
7,732 (a) RH 2,693
155,693 Ross Stores, Inc 22,849
7,776 (a) Sally Beauty Holdings, Inc 97
13,763 (a),(b) Savers Value Village, Inc 265
4,712 Shoe Carnival, Inc 173
20,162 Signet Jewelers Ltd 2,018
13,058 (a) Sleep Number Corp 209
62 Sonic Automotive, Inc (Class A) 4
19,952 (a) Sportsman's Warehouse Holdings, Inc 62
32,244 (a) Stitch Fix, Inc 85
30,109 (a),(b) ThredUp, Inc 60
6,790 (a) Tilly's, Inc 46
538,352 TJX Cos, Inc 54,600
52,588 Tractor Supply Co 13,763
24,062 (a) Ulta Beauty, Inc 12,582
6,465 Upbound Group, Inc 228
31,536 (a) Urban Outfitters, Inc 1,369
66,985 (a) Valvoline, Inc 2,986
37,799 (a) Victoria's Secret & Co 733
42,783 (a) Warby Parker, Inc 582
41,399 (a),(b) Wayfair, Inc 2,810
29,826 Williams-Sonoma, Inc 9,471
1,945 Winmark Corp 704
11,661 (a) Zumiez, Inc 177
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,363,331
CONSUMER DURABLES & APPAREL - 1.1%
15,286 Acushnet Holdings Corp 1,008
48,382 (a),(b) Allbirds, Inc 34
35,953 (a),(b) AMMO, Inc 99
1,361 (a) Beazer Homes USA, Inc 45
14,995 (a) BK LC Lux Finco 2 Sarl 708
35,190 Brunswick Corp 3,397
63,158 (a) Callaway Golf Co 1,021

CREF Equity Index Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
42,913 (a) Capri Holdings Ltd $ 1,944
19,479 Carter's, Inc 1,649
5,040 (a) Cavco Industries, Inc 2,011
13,611 Century Communities, Inc 1,313
14,289 Clarus Corp 96
14,763 Columbia Sportswear Co 1,198
23,677 (b) Cricut, Inc 113
24,729 (a) Crocs, Inc 3,556
12,211 (a) Deckers Outdoor Corp 11,494
144,818 DR Horton, Inc 23,830
10,739 (a) Dream Finders Homes, Inc 470
18,783 Ethan Allen Interiors, Inc 649
69,522 (a) Garmin Ltd 10,350
24,084 (a) G-III Apparel Group Ltd 699
74,136 (a) GoPro, Inc 165
16,535 (a) Green Brick Partners, Inc 996
156,073 (a) Hanesbrands, Inc 905
52,964 Hasbro, Inc 2,994
13,347 (a) Helen of Troy Ltd 1,538
5,483 Hooker Furniture Corp 132
2,792 (a) Hovnanian Enterprises, Inc 438
11,276 Installed Building Products, Inc 2,917
15,263 (a) iRobot Corp 134
3,583 Johnson Outdoors, Inc 165
34,928 KB Home 2,476
30,075 Kontoor Brands, Inc 1,812
12,660 (a) Latham Group, Inc 50
25,091 La-Z-Boy, Inc 944
4,968 (a) Legacy Housing Corp 107
73,033 Leggett & Platt, Inc 1,399
114,668 Lennar Corp (Class A) 19,721
6,837 Lennar Corp (Class B) 1,054
12,635 (a) LGI Homes, Inc 1,470
5,568 (a) Lovesac Co 126
52,172 (a) Lululemon Athletica, Inc 20,381
13,163 (a) M/I Homes, Inc 1,794
13,092 (a) Malibu Boats, Inc 567
8,407 (b) Marine Products Corp 99
13,690 (a) MasterCraft Boat Holdings, Inc 325
167,123 (a) Mattel, Inc 3,311
23,210 MDC Holdings, Inc 1,460
17,632 Meritage Homes Corp 3,094
28,443 (a) Mohawk Industries, Inc 3,723
11,320 Movado Group, Inc 316
125,637 Newell Rubbermaid, Inc 1,009
562,601 Nike, Inc (Class B) 52,873
1,342 (a) NVR, Inc 10,870
8,770 Oxford Industries, Inc 986
145,284 (a),(b) Peloton Interactive, Inc 623
24,590 Polaris Industries, Inc 2,462
99,478 Pulte Homes, Inc 11,999
27,406 (b) Purple Innovation, Inc 48
27,729 PVH Corp 3,899
19,684 Ralph Lauren Corp 3,696
3,738 Rocky Brands, Inc 101
61,539 (a) Skechers U.S.A., Inc (Class A) 3,770
28,672 (a) Skyline Champion Corp 2,437
29,016 Smith & Wesson Brands, Inc 504
67,337 (a) Sonos, Inc 1,283
44,766 Steven Madden Ltd 1,893
3,716 Sturm Ruger & Co, Inc 171
115,012 Tapestry, Inc 5,461

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
44,029 (a) Taylor Morrison Home Corp $ 2,737
87,531 Tempur Sealy International, Inc 4,973
46,691 Toll Brothers, Inc 6,040
15,774 (a) TopBuild Corp 6,952
12,158 (a) Traeger, Inc 31
47,835 (a) Tri Pointe Homes, Inc 1,849
84,878 (a) Under Armour, Inc (Class A) 626
110,542 (a) Under Armour, Inc (Class C) 789
180,319 VF Corp 2,766
28,750 (a) Vista Outdoor, Inc 942
34,786 (a) Vizio Holding Corp 381
32,024 (a),(b) Vuzix Corp 39
19,639 Whirlpool Corp 2,349
48,726 Wolverine World Wide, Inc 546
46,993 (a) YETI Holdings, Inc 1,812
TOTAL CONSUMER DURABLES & APPAREL 277,214
CONSUMER SERVICES - 2.3%
25,118 (a) Accel Entertainment, Inc 296
86,801 ADT, Inc 583
22,794 (a) Adtalem Global Education, Inc 1,172
198,261 (a) Airbnb, Inc 32,705
108,444 Aramark 3,527
17,816 (a),(b) BALLY'S CORP 248
769 (a) Biglari Holdings, Inc (B Shares) 146
15,173 (a) BJ's Restaurants, Inc 549
44,145 Bloomin' Brands, Inc 1,266
16,504 Booking Holdings, Inc 59,875
19,931 (b) Bowlero Corp 273
31,873 Boyd Gaming Corp 2,146
28,106 (a) Bright Horizons Family Solutions, Inc 3,186
25,489 (a) Brinker International, Inc 1,266
97,639 (a) Caesars Entertainment, Inc 4,271
495,919 (a) Carnival Corp 8,103
11,838 Carriage Services, Inc 320
18,666 Carrols Restaurant Group, Inc 177
23,002 (a) Cava Group, Inc 1,611
16,727 (a),(b) Century Casinos, Inc 53
23,639 (b) Cheesecake Factory 855
54,286 (a) Chegg, Inc 411
13,161 (a) Chipotle Mexican Grill, Inc (Class A) 38,256
13,984 (b) Choice Hotels International, Inc 1,767
32,858 Churchill Downs, Inc 4,066
12,474 (a) Chuy's Holdings, Inc 421
57,806 (a) Coursera, Inc 810
12,944 (b) Cracker Barrel Old Country Store, Inc 941
58,405 Darden Restaurants, Inc 9,762
23,587 (a) Dave & Buster's Entertainment, Inc 1,477
41,277 (a) Denny's Corp 370
7,772 Dine Brands Global Inc. 361
17,125 Domino's Pizza, Inc 8,509
150,388 (a) DoorDash, Inc 20,711
208,489 (a) DraftKings, Inc 9,467
12,069 (a) Duolingo, Inc 2,662
14,501 (a) El Pollo Loco Holdings, Inc 141
2,242 (a),(c) Empire Resorts, Inc 0 ^
10,835 (a),(b) European Wax Center, Inc 141
45,885 (a) Everi Holdings, Inc 461
66,749 (a) Expedia Group, Inc 9,195
7,524 (a) First Watch Restaurant Group, Inc 185
45,952 (a) Frontdoor, Inc 1,497
16,841 (a) Full House Resorts, Inc 94

CREF Equity Index Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
16,169 (a),(b) Global Business Travel Group I $ 97
7,389 Golden Entertainment, Inc 272
1,473 Graham Holdings Co 1,131
12,080 (a) Grand Canyon Education, Inc 1,645
70,456 H&R Block, Inc 3,460
34,161 (a) Hilton Grand Vacations, Inc 1,613
116,880 Hilton Worldwide Holdings, Inc 24,932
19,921 Hyatt Hotels Corp 3,180
11,356 (a) Inspired Entertainment, Inc 112
54,564 International Game Technology plc 1,233
2,856 Jack in the Box, Inc 196
44,656 (b) Krispy Kreme, Inc 680
2,885 (a),(b) Kura Sushi USA, Inc 332
167,139 Las Vegas Sands Corp 8,641
62,559 Laureate Education, Inc 911
20,784 (a) Life Time Group Holdings, Inc 323
45,102 (a) Light & Wonder, Inc 4,604
10,890 (a) Lindblad Expeditions Holdings, Inc 102
113,082 Marriott International, Inc (Class A) 28,532
13,041 Marriott Vacations Worldwide Corp 1,405
347,467 McDonald's Corp 97,968
132,729 (a) MGM Resorts International 6,266
22,276 (a),(b) Mister Car Wash, Inc 173
7,140 Monarch Casino & Resort, Inc 535
22,451 (a),(b) Mondee Holdings, Inc 52
1,387 Nathan's Famous, Inc 98
29,475 (a) Nerdy, Inc 86
8,091 (a),(b) Noodles & Co 15
204,209 (a),(b) Norwegian Cruise Line Holdings Ltd 4,274
29,338 (a) OneSpaWorld Holdings Ltd 388
18,811 Papa John's International, Inc 1,253
46,409 (a) Penn National Gaming, Inc 845
46,334 Perdoceo Education Corp 814
45,756 (a) Planet Fitness, Inc 2,866
18,591 (a) PlayAGS, Inc 167
12,559 (a) Portillo's, Inc 178
13,091 (a) Potbelly Corp 159
6,547 RCI Hospitality Holdings, Inc 380
8,020 (a),(b) Red Robin Gourmet Burgers, Inc 61
26,499 Red Rock Resorts, Inc 1,585
111,282 (a) Royal Caribbean Cruises Ltd 15,469
28,549 (a) Rush Street Interactive, Inc 186
186,641 (a) Sabre Corp 452
22,953 (a) SeaWorld Entertainment, Inc 1,290
70,217 Service Corp International 5,211
20,425 (a) Shake Shack, Inc 2,125
42,367 (a) Six Flags Entertainment Corp 1,115
532,168 Starbucks Corp 48,635
11,328 Strategic Education, Inc 1,179
13,194 (a) Stride, Inc 832
67,428 (a) Super Group SGHC Ltd 233
44,740 (a) Sweetgreen, Inc 1,130
21,327 (a),(b) Target Hospitality Corp 232
35,053 Texas Roadhouse, Inc (Class A) 5,415
29,960 Travel & Leisure Co 1,467
36,983 (a) Udemy, Inc 406
16,593 (a) Universal Technical Institute, Inc 264
17,157 Vail Resorts, Inc 3,823
75,359 Wendy's Co 1,420
13,605 Wingstop, Inc 4,985
37,299 Wyndham Hotels & Resorts, Inc 2,863
45,857 Wynn Resorts Ltd 4,688

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
8,699 (a),(b) Xponential Fitness, Inc $ 144
130,045 Yum! Brands, Inc 18,031
TOTAL CONSUMER SERVICES 557,492
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
177,508 Albertsons Cos, Inc 3,806
19,849 Andersons, Inc 1,139
68,459 (a) BJ's Wholesale Club Holdings, Inc 5,179
18,360 Casey's General Stores, Inc 5,847
14,374 (a) Chefs' Warehouse, Inc 541
211,676 Costco Wholesale Corp 155,080
105,007 Dollar General Corp 16,387
96,907 (a) Dollar Tree, Inc 12,903
47,990 (a) Grocery Outlet Holding Corp 1,381
21,180 (a) HF Foods Group, Inc 74
7,244 Ingles Markets, Inc (Class A) 555
303,811 Kroger Co 17,357
10,344 (a) Maplebear, Inc 386
6,410 Natural Grocers by Vitamin Cottage, Inc 116
71,529 (a) Performance Food Group Co 5,339
14,866 Pricesmart, Inc 1,249
7,101 SpartanNash Co 143
46,984 (a) Sprouts Farmers Market, Inc 3,029
237,589 Sysco Corp 19,287
219,102 Target Corp 38,827
30,449 (a) United Natural Foods, Inc 350
108,028 (a) US Foods Holding Corp 5,830
4,843 Village Super Market (Class A) 139
324,604 Walgreens Boots Alliance, Inc 7,041
2,034,547 Walmart, Inc 122,419
8,426 (b) Weis Markets, Inc 543
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 424,947
ENERGY - 4.1%
18,289 (a) Amplify Energy Corp 121
183,627 Antero Midstream Corp 2,582
142,450 (a) Antero Resources Corp 4,131
125,364 APA Corp 4,310
66,096 Archrock, Inc 1,300
17,877 Ardmore Shipping Corp 294
7,867 (b) Atlas Energy Solutions, Inc 178
485,677 Baker Hughes Co 16,270
36,376 Berry Corp 293
88,444 (b) Borr Drilling Ltd 606
4,788 (a) Bristow Group, Inc 130
366,836 Cabot Oil & Gas Corp 10,227
29,784 Cactus, Inc 1,492
30,263 California Resources Corp 1,667
21,769 (a) Callon Petroleum Co 778
5,171 (a) Centrus Energy Corp 215
89,692 ChampionX Corp 3,219
112,246 Cheniere Energy, Inc 18,103
53,941 Chesapeake Energy Corp 4,792
818,795 Chevron Corp 129,157
18,920 Chord Energy Corp 3,372
37,806 Civitas Resources, Inc 2,870
75,896 (a) Clean Energy Fuels Corp 203
51,225 (a),(b) CNX Resources Corp 1,215
7,387 (b) Comstock Resources, Inc 69
575,677 ConocoPhillips 73,272
16,946 CONSOL Energy, Inc 1,419
23,258 Core Laboratories, Inc 397

CREF Equity Index Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
10,678 (b) Crescent Energy Co $ 127
11,149 (b) CVR Energy, Inc 398
27,497 Delek US Holdings, Inc 845
303,336 Devon Energy Corp 15,221
55,111 DHT Holdings, Inc 634
51,211 (a) Diamond Offshore Drilling, Inc 699
83,922 Diamondback Energy, Inc 16,631
9,586 (a) DMC Global, Inc 187
19,179 Dorian LPG Ltd 738
19,159 (a) Dril-Quip, Inc 432
48,260 DT Midstream, Inc 2,949
70,957 (a),(b) Encore Energy Corp 311
56,201 (a),(b) Energy Fuels, Inc 353
283,808 EOG Resources, Inc 36,282
179,575 EQT Corp 6,657
223,182 Equitrans Midstream Corp 2,788
15,511 Evolution Petroleum Corp 95
9,511 Excelerate Energy, Inc 152
39,745 (a) Expro Group Holdings NV 794
1,906,687 Exxon Mobil Corp 221,633
14,619 FLEX LNG Ltd 372
5,005 (a) Forum Energy Technologies, Inc 100
106,507 (a),(b) Gevo, Inc 82
42,501 Golar LNG Ltd 1,023
109,520 (b) Granite Ridge Resources, Inc 712
26,945 (a) Green Plains, Inc 623
6,101 (a) Gulfport Energy Operating Corp 977
11,237 (a) Hallador Energy Co 60
429,710 Halliburton Co 16,939
40,320 (a) Helix Energy Solutions Group, Inc 437
35,444 Helmerich & Payne, Inc 1,491
133,053 Hess Corp 20,309
74,422 HF Sinclair Corp 4,493
16,438 International Seaways, Inc 874
909,707 Kinder Morgan, Inc 16,684
8,490 Kinetik Holdings, Inc 338
234,852 (a) Kosmos Energy Ltd 1,400
42,395 Liberty Energy, Inc 878
85,538 (b) Magnolia Oil & Gas Corp 2,220
296,202 Marathon Oil Corp 8,394
176,227 Marathon Petroleum Corp 35,510
61,756 Matador Resources Co 4,123
60,673 Murphy Oil Corp 2,773
4,194 (a) Nabors Industries Ltd 361
24,850 (b) New Fortress Energy, Inc 760
63,344 (a) Newpark Resources, Inc 457
15,430 (a),(b) NextDecade Corp 88
55,205 Noble Corp plc 2,677
68,002 Nordic American Tankers Ltd 267
26,098 Northern Oil and Gas, Inc 1,036
181,097 NOV, Inc 3,535
324,172 Occidental Petroleum Corp 21,068
54,360 (a) Oceaneering International, Inc 1,272
38,178 (a) Oil States International, Inc 235
283,462 ONEOK, Inc 22,725
28,818 Overseas Shipholding Group, Inc 184
115,301 Ovintiv, Inc 5,984
23,180 (a) Par Pacific Holdings, Inc 859
159,529 Patterson-UTI Energy, Inc 1,905
46,492 PBF Energy, Inc 2,677
60,358 Peabody Energy Corp 1,464
216,789 Permian Resources Corp 3,828

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
212,110 Phillips 66 $ 34,646
113,240 Pioneer Natural Resources Co 29,725
11,921 (a),(b) ProFrac Holding Corp 100
48,018 (a) ProPetro Holding Corp 388
112,319 Range Resources Corp 3,867
51,530 Ranger Energy Services, Inc 582
12,558 (a) Rex American Resources Corp 737
4,815 (b) Riley Exploration Permian, Inc 159
44,313 (a),(b) Ring Energy, Inc 87
42,512 RPC, Inc 329
16,291 SandRidge Energy, Inc 237
684,906 Schlumberger Ltd 37,540
18,385 Scorpio Tankers, Inc 1,315
12,227 (a) SEACOR Marine Holdings, Inc 170
24,929 (a) Seadrill Ltd 1,254
6,869 Select Water Solutions, Inc 63
45,041 SFL Corp Ltd 594
6,017 (a) SilverBow Resources, Inc 205
33,204 Sitio Royalties Corp 821
63,633 SM Energy Co 3,172
6,855 Solaris Oilfield Infrastructure, Inc 59
525,409 (a) Southwestern Energy Co 3,983
55,355 (a) Talos Energy, Inc 771
107,385 Targa Resources Corp 12,026
218,592 TechnipFMC plc 5,489
35,750 (a) Teekay Corp 260
11,719 Teekay Tankers Ltd 685
763,744 (a),(b) Tellurian, Inc 505
66,939 (a) Tetra Technologies, Inc 297
8,745 Texas Pacific Land Corp 5,059
25,843 (a) Tidewater, Inc 2,378
137,868 (a),(b) Uranium Energy Corp 931
37,988 (a) US Silica Holdings, Inc 471
29,976 Vaalco Energy, Inc 209
31,352 (a) Valaris Ltd 2,360
165,727 Valero Energy Corp 28,288
27,727 (a),(b) Vertex Energy, Inc 39
6,863 (a) Vital Energy, Inc 361
13,021 (b) Vitesse Energy, Inc 309
14,396 (b) W&T Offshore, Inc 38
36,238 (a) Weatherford International plc 4,183
592,514 Williams Cos, Inc 23,090
29,960 World Fuel Services Corp 792
TOTAL ENERGY 991,376
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.5%
46,252 Acadia Realty Trust 787
45,529 Agree Realty Corp 2,601
5,921 Alexander & Baldwin, Inc 98
1,329 Alexander's, Inc 289
83,569 Alexandria Real Estate Equities, Inc 10,773
6,783 Alpine Income Property Trust, Inc 104
28,646 American Assets Trust, Inc 628
145,461 American Homes 4 Rent 5,350
222,870 American Tower Corp 44,037
133,721 Americold Realty Trust, Inc 3,332
74,495 Apartment Income REIT Corp 2,419
73,193 (a) Apartment Investment and Management Co 599
106,401 Apple Hospitality REIT, Inc 1,743
31,681 Armada Hoffler Properties, Inc 329
65,544 AvalonBay Communities, Inc 12,162
81,787 Boston Properties, Inc 5,341

CREF Equity Index Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
35,081 Braemar Hotels & Resorts, Inc $ 70
92,621 Brandywine Realty Trust 445
132,744 Brixmor Property Group, Inc 3,113
77,650 Broadstone Net Lease, Inc 1,217
6,068 BRT Apartments Corp 102
52,715 Camden Property Trust 5,187
50,740 CareTrust REIT, Inc 1,237
13,650 (b) CBL & Associates Properties, Inc 313
9,060 Centerspace 518
28,285 Chatham Lodging Trust 286
21,833 City Office REIT, Inc 114
10,462 Clipper Realty, Inc 51
9,586 Community Healthcare Trust, Inc 254
61,652 Corporate Office Properties Trust 1,490
84,914 Cousins Properties, Inc 2,041
210,447 Crown Castle, Inc 22,272
11,994 (b) CTO Realty Growth, Inc 203
110,271 CubeSmart 4,986
114,160 DiamondRock Hospitality Co 1,097
146,702 Digital Realty Trust, Inc 21,131
136,618 Diversified Healthcare Trust 336
91,371 (b) Douglas Emmett, Inc 1,267
46,730 Easterly Government Properties, Inc 538
21,698 EastGroup Properties, Inc 3,901
82,308 Empire State Realty Trust, Inc 834
22,162 EPR Properties 941
44,252 Equinix, Inc 36,522
43,426 (a) Equity Commonwealth 820
81,720 Equity Lifestyle Properties, Inc 5,263
180,687 Equity Residential 11,403
63,885 Essential Properties Realty Trust, Inc 1,703
31,793 Essex Property Trust, Inc 7,783
98,971 Extra Space Storage, Inc 14,549
19,962 (b) Farmland Partners, Inc 222
39,750 Federal Realty Investment Trust 4,059
53,571 First Industrial Realty Trust, Inc 2,815
41,086 Four Corners Property Trust, Inc 1,005
119,848 Gaming and Leisure Properties, Inc 5,521
18,198 Getty Realty Corp 498
17,811 Gladstone Commercial Corp 246
11,325 Gladstone Land Corp 151
30,930 Global Medical REIT, Inc 271
90,865 Global Net Lease, Inc 706
202,313 Healthcare Realty Trust, Inc 2,863
352,355 Healthpeak Properties, Inc 6,607
46,362 Highwoods Properties, Inc 1,214
327,100 Host Hotels & Resorts Inc 6,764
80,595 Hudson Pacific Properties, Inc 520
115,925 Independence Realty Trust, Inc 1,870
12,344 Innovative Industrial Properties, Inc 1,278
34,736 InvenTrust Properties Corp 893
286,776 Invitation Homes, Inc 10,212
135,732 Iron Mountain, Inc 10,887
64,898 JBG SMITH Properties 1,042
63,758 Kilroy Realty Corp 2,323
335,384 Kimco Realty Corp 6,577
118,460 Kite Realty Group Trust 2,568
37,540 Lamar Advertising Co 4,483
144,484 Lexington Realty Trust 1,303
19,960 LTC Properties, Inc 649
107,859 Macerich Co 1,858
47,939 Mack-Cali Realty Corp 729

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
283,531 (b) Medical Properties Trust, Inc $ 1,333
56,954 Mid-America Apartment Communities, Inc 7,494
9,876 National Health Investors, Inc 621
86,371 National Retail Properties, Inc 3,691
38,309 National Storage Affiliates Trust 1,500
6,447 (b) NET Lease Office Properties 153
21,654 (b) NETSTREIT Corp 398
15,495 (b) NexPoint Diversified Real Estate Trust 102
12,730 NexPoint Residential Trust, Inc 410
108,572 Omega Healthcare Investors, Inc 3,438
9,166 (b) One Liberty Properties, Inc 207
29,999 Orion Office REIT, Inc 105
76,197 Outfront Media, Inc 1,279
101,864 Paramount Group, Inc 478
84,337 Park Hotels & Resorts, Inc 1,475
14,178 (b) Peakstone Realty Trust 229
71,223 (b) Pebblebrook Hotel Trust 1,098
59,852 Phillips Edison & Co, Inc 2,147
36,714 Piedmont Office Realty Trust, Inc 258
13,733 Plymouth Industrial REIT, Inc 309
9,072 Postal Realty Trust, Inc 130
40,727 PotlatchDeltic Corp 1,915
440,041 Prologis, Inc 57,302
75,586 Public Storage, Inc 21,924
75,814 Rayonier, Inc 2,520
400,440 Realty Income Corp 21,664
80,805 Regency Centers Corp 4,894
63,462 Retail Opportunity Investments Corp 814
98,830 Rexford Industrial Realty, Inc 4,971
30,023 RLJ Lodging Trust 355
28,461 Ryman Hospitality Properties, Inc 3,290
116,469 Sabra Health Care REIT, Inc 1,720
16,656 Safehold, Inc 343
6,451 Saul Centers, Inc 248
52,759 SBA Communications Corp 11,433
19,689 Service Properties Trust 133
154,249 Simon Property Group, Inc 24,138
103,764 SITE Centers Corp 1,520
38,202 (b) SL Green Realty Corp 2,106
84,224 STAG Industrial, Inc 3,238
5,909 (a) Star Holdings 76
73,018 Summit Hotel Properties, Inc 475
60,721 Sun Communities, Inc 7,807
117,301 Sunstone Hotel Investors, Inc 1,307
54,135 Tanger Factory Outlet Centers, Inc 1,599
35,329 Terreno Realty Corp 2,346
162,250 UDR, Inc 6,070
20,169 UMH Properties, Inc 328
121,658 (b) Uniti Group, Inc 718
2,401 Universal Health Realty Income Trust 88
70,770 Urban Edge Properties 1,222
190,663 Ventas, Inc 8,301
487,538 VICI Properties, Inc 14,524
96,380 (b) Vornado Realty Trust 2,773
46,196 Washington REIT 643
264,845 (d) Welltower, Inc 24,747
348,827 Weyerhaeuser Co 12,526
25,132 Whitestone REIT 315
95,747 WP Carey, Inc 5,404
62,184 Xenia Hotels & Resorts, Inc 933
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 606,298

CREF Equity Index Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
FINANCIAL SERVICES - 7.9%
8,101 AFC Gamma, Inc $ 100
13,210 Affiliated Managers Group, Inc 2,212
110,488 (a) Affirm Holdings, Inc 4,117
331,276 (b) AGNC Investment Corp 3,280
8,948 (b) Alerus Financial Corp 195
129,820 Ally Financial, Inc 5,269
9,522 A-Mark Precious Metals, Inc 292
276,005 American Express Co 62,844
46,936 Ameriprise Financial, Inc 20,579
239,553 Annaly Capital Management, Inc 4,717
68,911 (b) Apollo Commercial Real Estate Finance, Inc 768
245,576 Apollo Global Management, Inc 27,615
61,262 (b) Arbor Realty Trust, Inc 812
22,112 (b) Ares Commercial Real Estate Corp 165
78,238 Ares Management Corp 10,404
5,232 (b) ARMOUR Residential REIT, Inc 103
32,135 Artisan Partners Asset Management, Inc 1,471
8,796 (a) AssetMark Financial Holdings, Inc 311
2,420 (a) Atlanticus Holdings Corp 72
75,147 (a) AvidXchange Holdings, Inc 988
2,262 Banco Latinoamericano de Exportaciones S.A. (Class E) 67
365,426 Bank of New York Mellon Corp 21,056
871,698 (a) Berkshire Hathaway, Inc 366,566
166,153 BGC Group, Inc 1,291
70,619 BlackRock, Inc 58,875
87,301 (b) Blackstone Mortgage Trust, Inc 1,738
341,674 Blackstone, Inc 44,886
267,045 (a) Block, Inc 22,587
207,831 Blue Owl Capital, Inc 3,920
23,808 Bread Financial Holdings, Inc 887
23,450 Brightsphere Investment Group, Inc 536
46,061 BrightSpire Capital, Inc 317
48,331 (a) Cannae Holdings, Inc 1,075
31,787 (a) Cantaloupe, Inc 204
183,192 Capital One Financial Corp 27,275
106,775 Carlyle Group, Inc 5,009
10,596 Cass Information Systems, Inc 510
49,547 Cboe Global Markets, Inc 9,103
706,595 Charles Schwab Corp 51,115
7,850 (b) Chicago Atlantic Real Estate Finance, Inc 124
121,929 Chimera Investment Corp 562
47,158 Claros Mortgage Trust, Inc 460
172,387 CME Group, Inc 37,113
15,440 Cohen & Steers, Inc 1,187
79,947 (a) Coinbase Global, Inc 21,196
31,056 Compass Diversified Trust 748
111,781 Corebridge Financial, Inc 3,211
33,596 (a) Corpay, Inc 10,366
3,577 (a) Credit Acceptance Corp 1,973
2,179 Diamond Hill Investment Group, Inc 336
120,676 Discover Financial Services 15,819
19,156 (a) Donnelley Financial Solutions, Inc 1,188
11,107 Dynex Capital, Inc 138
17,423 (b) Ellington Financial, Inc 206
15,393 Enact Holdings, Inc 480
10,179 (a) Encore Capital Group, Inc 464
14,291 (a) Enova International, Inc 898
154,872 Equitable Holdings, Inc 5,887
51,962 Essent Group Ltd 3,092
22,022 (a) Euronet Worldwide, Inc 2,421
18,622 Evercore Partners, Inc (Class A) 3,586

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
31,074 EVERTEC, Inc $ 1,240
18,222 Factset Research Systems, Inc 8,280
4,507 Federal Agricultural Mortgage Corp (FAMC) 887
283,563 Fidelity National Information Services, Inc 21,035
17,545 FirstCash Holdings, Inc 2,238
281,562 (a) Fiserv, Inc 44,999
47,493 (a) Flywire Corp 1,178
55,325 (a),(b) Forge Global Holdings, Inc 107
23,368 Franklin BSP Realty Trust, Inc 312
145,793 Franklin Resources, Inc 4,098
23,172 GCM Grosvenor, Inc 224
119,965 Global Payments, Inc 16,035
151,067 Goldman Sachs Group, Inc 63,099
31,227 Granite Point Mortgage Trust, Inc 149
33,057 (a) Green Dot Corp 308
18,233 Hamilton Lane, Inc 2,056
41,845 (b) Hannon Armstrong Sustainable Infrastructure Capital, Inc 1,188
25,893 Houlihan Lokey, Inc 3,319
9,245 (a) I3 Verticals, Inc 212
49,742 Interactive Brokers Group, Inc (Class A) 5,557
267,221 Intercontinental Exchange, Inc 36,724
13,645 (a) International Money Express, Inc 312
183,237 Invesco Ltd 3,040
10,073 (b) Invesco Mortgage Capital, Inc 98
33,491 Jack Henry & Associates, Inc 5,818
38,721 Jackson Financial, Inc 2,561
66,557 Janus Henderson Group plc 2,189
88,592 Jefferies Financial Group, Inc 3,907
316,070 KKR & Co, Inc 31,790
17,625 KKR Real Estate Finance Trust, Inc 177
49,932 Ladder Capital Corp 556
54,468 Lazard, Inc 2,281
42,896 (a) LendingClub Corp 377
6,343 (a) LendingTree, Inc 269
35,840 LPL Financial Holdings, Inc 9,469
18,723 MarketAxess Holdings, Inc 4,105
222,577 (a) Marqeta, Inc 1,327
395,314 Mastercard, Inc (Class A) 190,371
8,062 Merchants Bancorp 348
46,018 MFA Financial, Inc 525
136,986 MGIC Investment Corp 3,063
33,380 Moelis & Co 1,895
74,081 Moody's Corp 29,116
560,328 Morgan Stanley 52,760
12,847 Morningstar, Inc 3,962
37,224 (a) Mr Cooper Group, Inc 2,902
36,039 MSCI, Inc (Class A) 20,198
161,890 Nasdaq Stock Market, Inc 10,215
35,663 Navient Corp 621
34,496 (a) NCR Corp ATM 681
3,424 Nelnet, Inc (Class A) 324
13,129 (a) NerdWallet, Inc 193
18,284 (b) New York Mortgage Trust, Inc 132
11,601 (b) NewtekOne, Inc 128
38,864 (a) NMI Holdings, Inc 1,257
102,028 Northern Trust Corp 9,072
3,281 (a),(b) Ocwen Financial Corp 89
52,599 OneMain Holdings, Inc 2,687
56,898 (a) Open Lending Corp 356
4,738 (b) Orchid Island Capital, Inc 42
21,454 P10, Inc 181
98,142 (a) Pagseguro Digital Ltd 1,401

CREF Equity Index Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
26,821 Patria Investments Ltd $ 398
110,964 (a) Payoneer Global, Inc 539
513,916 (a) PayPal Holdings, Inc 34,427
18,818 (a) Paysafe Ltd 297
9,684 PennyMac Financial Services, Inc 882
47,765 PennyMac Mortgage Investment Trust 701
23,862 Perella Weinberg Partners 337
10,272 Piper Jaffray Cos 2,039
13,025 PJT Partners, Inc 1,228
24,781 (a) PRA Group, Inc 646
17,833 PROG Holdings, Inc 614
73,149 Radian Group, Inc 2,448
89,696 Raymond James Financial, Inc 11,519
77,326 (b) Ready Capital Corp 706
49,700 Redwood Trust, Inc 317
8,577 Regional Management Corp 208
68,799 (a) Remitly Global, Inc 1,427
42,004 (a) Repay Holdings Corp 462
175,369 Rithm Capital Corp 1,957
293,376 (a) Robinhood Markets, Inc 5,906
74,318 (a),(b) Rocket Cos, Inc 1,081
149,938 S&P Global, Inc 63,791
39,028 SEI Investments Co 2,806
23,585 (a),(b) Shift4 Payments, Inc 1,558
4,705 Silvercrest Asset Management Group, Inc 74
126,744 SLM Corp 2,762
457,564 (a),(b) SoFi Technologies, Inc 3,340
137,605 (b) Starwood Property Trust, Inc 2,798
147,812 State Street Corp 11,429
20,369 StepStone Group, Inc 728
46,329 Stifel Financial Corp 3,622
120,616 (a) StoneCo Ltd 2,003
17,053 (a) StoneX Group, Inc 1,198
204,642 Synchrony Financial 8,824
107,019 T Rowe Price Group, Inc 13,048
34,383 TFS Financial Corp 432
176,704 (a) Toast, Inc 4,403
32,761 TPG RE Finance Trust, Inc 253
31,933 TPG, Inc 1,427
52,338 Tradeweb Markets, Inc 5,452
37,367 Two Harbors Investment Corp 495
37,848 (a),(b) Upstart Holdings, Inc 1,018
23,393 (b) UWM Holdings Corp 170
8,459 Victory Capital Holdings, Inc 359
51,259 Virtu Financial, Inc 1,052
2,751 Virtus Investment Partners, Inc 682
758,939 Visa, Inc (Class A) 211,805
39,439 Voya Financial, Inc 2,915
12,277 Walker & Dunlop, Inc 1,241
19,189 Waterstone Financial, Inc 234
143,284 Western Union Co 2,003
20,819 (a) WEX, Inc 4,945
84,317 WisdomTree, Inc 775
2,399 (a) World Acceptance Corp 348
165,480 XP, Inc 4,246
TOTAL FINANCIAL SERVICES 1,919,201
FOOD, BEVERAGE & TOBACCO - 2.5%
3,213 Alico, Inc 94
843,457 Altria Group, Inc 36,792
255,153 Archer-Daniels-Midland Co 16,026
34,958 (b) B&G Foods, Inc (Class A) 400

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
31,483 (a),(b) Beyond Meat, Inc $ 261
5,121 (a) Boston Beer Co, Inc (Class A) 1,559
13,162 (a),(b) BRC, Inc 56
25,010 Brown-Forman Corp (Class A) 1,324
91,961 Brown-Forman Corp (Class B) 4,747
70,268 Bunge Global S.A. 7,204
11,455 (b) Calavo Growers, Inc 319
22,629 Cal-Maine Foods, Inc 1,332
77,875 Campbell Soup Co 3,462
64,566 (a) Celsius Holdings, Inc 5,354
1,855,975 Coca-Cola Co 113,549
1,804 Coca-Cola Consolidated Inc 1,527
225,066 ConAgra Brands, Inc 6,671
75,478 Constellation Brands, Inc (Class A) 20,512
81,644 (a) Darling International, Inc 3,797
35,454 Dole plc 423
11,007 (a) Duckhorn Portfolio, Inc 102
85,884 Flowers Foods, Inc 2,040
20,613 Fresh Del Monte Produce, Inc 534
20,694 (a) Freshpet, Inc 2,398
267,606 General Mills, Inc 18,724
46,022 (a) Hain Celestial Group, Inc 362
72,018 Hershey Co 14,007
143,109 Hormel Foods Corp 4,993
26,446 Ingredion, Inc 3,090
8,046 J&J Snack Foods Corp 1,163
47,942 J.M. Smucker Co 6,034
5,780 John B Sanfilippo & Son, Inc 612
118,743 Kellogg Co 6,803
474,896 Keurig Dr Pepper, Inc 14,565
381,992 Kraft Heinz Co 14,095
66,946 Lamb Weston Holdings, Inc 7,132
10,268 Lancaster Colony Corp 2,132
8,891 (b) Limoneira Co 174
123,083 McCormick & Co, Inc 9,454
9,193 MGP Ingredients, Inc 792
20,226 (a) Mission Produce, Inc 240
79,682 Molson Coors Brewing Co (Class B) 5,359
640,339 Mondelez International, Inc 44,824
347,059 (a) Monster Beverage Corp 20,574
12,819 (a) National Beverage Corp 608
660,389 PepsiCo, Inc 115,575
734,496 Philip Morris International, Inc 67,295
24,393 (a) Pilgrim's Pride Corp 837
27,833 (a) Post Holdings, Inc 2,958
47,967 Primo Water Corp 873
127 Seaboard Corp 409
5,451 (a) Seneca Foods Corp 310
46,457 (a) Simply Good Foods Co 1,581
50,062 (a) SunOpta, Inc 344
29,630 (a) TreeHouse Foods, Inc 1,154
4,760 Turning Point Brands, Inc 139
140,077 Tyson Foods, Inc (Class A) 8,227
11,870 Universal Corp 614
32,173 Utz Brands, Inc 593
78,380 Vector Group Ltd 859
14,289 (a) Vita Coco Co, Inc 349
13,394 (a) Vital Farms, Inc 311
14,287 (a),(b) Westrock Coffee Co 148
29,685 WK Kellogg Co 558
TOTAL FOOD, BEVERAGE & TOBACCO 609,354

CREF Equity Index Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
HEALTH CARE EQUIPMENT & SERVICES - 5.1%
88,085 (a),(b) 23andMe Holding Co $ 47
824,505 Abbott Laboratories 93,713
40,295 (a) Acadia Healthcare Co, Inc 3,192
27,471 (a) Accolade, Inc 288
46,624 (a),(b) Accuray, Inc 115
42,027 (a) AdaptHealth Corp 484
8,397 (a) Addus HomeCare Corp 868
12,333 (a) Agiliti, Inc 125
137,773 (a),(b) agilon health, Inc 840
35,682 (a) Align Technology, Inc 11,701
14,356 (a) Alignment Healthcare, Inc 71
31,277 (a) Alphatec Holdings, Inc 431
11,006 (a) Amedisys, Inc 1,014
106,234 (a) American Well Corp 86
77,495 AmerisourceBergen Corp 18,830
20,081 (a) AMN Healthcare Services, Inc 1,255
26,107 (a) Angiodynamics, Inc 153
16,786 (a) Apollo Medical Holdings, Inc 705
22,609 (a) AtriCure, Inc 688
1,019 Atrion Corp 472
26,266 (a) Avanos Medical, Inc 523
21,058 (a) Aveanna Healthcare Holdings, Inc 52
18,090 (a) Axogen, Inc 146
22,714 (a) Axonics, Inc 1,567
234,095 Baxter International, Inc 10,005
138,929 Becton Dickinson & Co 34,378
692,480 (a) Boston Scientific Corp 47,428
100,981 (a) Brookdale Senior Living, Inc 667
98,379 (a),(b) Butterfly Network, Inc 106
119,770 Cardinal Health, Inc 13,402
11,625 (a) Castle Biosciences, Inc 257
258,020 (a) Centene Corp 20,249
50,223 (a) Certara, Inc 898
71,510 (a) Cerus Corp 135
6,630 Chemed Corp 4,256
137,736 Cigna Group 50,024
8,700 (a) Computer Programs & Systems, Inc 80
15,846 Conmed Corp 1,269
91,072 (a) Cooper Cos, Inc 9,240
4,814 (a) Corvel Corp 1,266
25,224 (a) Cross Country Healthcare, Inc 472
23,064 (a) CryoLife, Inc 488
616,011 CVS Health Corp 49,133
24,791 (a) DaVita, Inc 3,422
10,656 (a) Definitive Healthcare Corp 86
106,534 Dentsply Sirona, Inc 3,536
185,954 (a) DexCom, Inc 25,792
41,284 (a),(b) DocGo, Inc 167
49,456 (a) Doximity, Inc 1,331
291,345 (a) Edwards Lifesciences Corp 27,841
112,197 Elevance Health, Inc 58,179
30,207 Embecta Corp 401
44,802 Encompass Health Corp 3,700
27,101 (a) Enhabit, Inc 316
21,428 (a) Enovis Corp 1,338
28,674 Ensign Group, Inc 3,568
79,184 (a) Envista Holdings Corp 1,693
45,708 (a) Evolent Health, Inc 1,499
65,385 (a),(b) Figs, Inc 326
11,072 (a) Fulgent Genetics, Inc 240
199,606 GE HealthCare Technologies, Inc 18,146

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
24,523 (a) Glaukos Corp $ 2,312
57,262 (a) Globus Medical, Inc 3,072
49,332 (a) Guardant Health, Inc 1,018
24,773 (a) Haemonetics Corp 2,114
96,972 HCA, Inc 32,343
24,393 (a) Health Catalyst, Inc 184
42,554 (a) HealthEquity, Inc 3,474
18,780 HealthStream, Inc 501
64,969 (a) Henry Schein, Inc 4,906
62,220 (a) Hims & Hers Health, Inc 963
110,770 (a) Hologic, Inc 8,636
58,606 Humana, Inc 20,320
10,885 (a) ICU Medical, Inc 1,168
39,487 (a) IDEXX Laboratories, Inc 21,320
24,734 (a) Inari Medical, Inc 1,187
9,354 (a),(b) InfuSystem Holdings, Inc 80
38,335 (a) Inmode Ltd 828
10,000 (a),(b) Innovage Holding Corp 44
12,244 (a) Inogen, Inc 99
13,280 (a) Inspire Medical Systems, Inc 2,852
34,390 (a) Insulet Corp 5,894
17,928 (a) Integer Holdings Corp 2,092
30,442 (a) Integra LifeSciences Holdings Corp 1,079
166,055 (a) Intuitive Surgical, Inc 66,271
3,653 iRadimed Corp 161
16,105 (a) iRhythm Technologies, Inc 1,868
7,427 (a),(b) Joint Corp 97
42,144 Laboratory Corp of America Holdings 9,207
34,223 (a) Lantheus Holdings, Inc 2,130
9,523 LeMaitre Vascular, Inc 632
25,006 (a),(b) LifeStance Health Group, Inc 154
26,810 (a) LivaNova plc 1,500
19,104 (a) Masimo Corp 2,805
62,413 McKesson Corp 33,506
627,707 Medtronic plc 54,705
28,011 (a) Merit Medical Systems, Inc 2,122
6,780 (a) ModivCare, Inc 159
28,118 (a) Molina Healthcare, Inc 11,552
187,715 (a) Multiplan Corp 152
21,550 (a),(b) Nano-X Imaging Ltd 211
2,600 National Healthcare Corp 246
5,598 National Research Corp 222
110,527 (a),(b) Neogen Corp 1,744
58,635 (a) NeoGenomics, Inc 922
19,942 (a) Nevro Corp 288
56,233 (a) Novocure Ltd 879
23,061 (a) Omnicell, Inc 674
238,337 (a),(b) Opko Health, Inc 286
8,440 (a) OptimizeRx Corp 103
80,646 (a) Option Care Health, Inc 2,705
40,487 (a) OraSure Technologies, Inc 249
18,671 (a) Orthofix Medical, Inc 271
5,177 (a) OrthoPediatrics Corp 151
24,964 (a),(b) Outset Medical, Inc 55
31,294 (a) Owens & Minor, Inc 867
23,637 (a) Paragon 28, Inc 292
44,685 Patterson Cos, Inc 1,236
43,753 (a) Pediatrix Medical Group, Inc 439
17,723 (a) Pennant Group, Inc 348
17,918 (a) Penumbra, Inc 3,999
14,406 (a) PetIQ, Inc 263
20,801 (a) Phreesia, Inc 498

CREF Equity Index Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
56,653 Premier, Inc $ 1,252
32,525 (a),(b) Privia Health Group, Inc 637
13,124 (a) PROCEPT BioRobotics Corp 649
34,423 (a) Progyny, Inc 1,313
72,154 (a) Project Roadrunner Parent, Inc 929
13,858 (a) Pulmonx Corp 128
48,948 Quest Diagnostics, Inc 6,515
26,154 (a) QuidelOrtho Corp 1,254
20,774 (a),(b) Quipt Home Medical Corp 91
25,914 (a) RadNet, Inc 1,261
70,741 Resmed, Inc 14,009
10,559 (a) RxSight, Inc 545
24,729 (a),(b) Schrodinger, Inc 668
34,123 Select Medical Holdings Corp 1,029
150,613 (a),(b) Sharecare, Inc 116
15,932 (a) Shockwave Medical, Inc 5,188
17,531 (a) SI-BONE, Inc 287
18,916 (a) Silk Road Medical, Inc 347
7,680 Simulations Plus, Inc 316
26,141 (a) STAAR Surgical Co 1,001
45,324 STERIS plc 10,190
169,508 Stryker Corp 60,662
33,599 (a) Surgery Partners, Inc 1,002
10,275 (a) SurModics, Inc 301
10,460 (a) Tactile Systems Technology, Inc 170
35,006 (a) Tandem Diabetes Care, Inc 1,240
8,220 (a),(b) Tela Bio, Inc 47
80,556 (a) Teladoc Health, Inc 1,216
20,420 Teleflex, Inc 4,618
53,386 (a) Tenet Healthcare Corp 5,611
11,786 (a),(b) TransMedics Group, Inc 871
22,415 (a) Treace Medical Concepts, Inc 293
4,630 (a) UFP Technologies, Inc 1,168
443,027 UnitedHealth Group, Inc 219,165
29,977 Universal Health Services, Inc (Class B) 5,470
6,975 US Physical Therapy, Inc 787
2,349 Utah Medical Products, Inc 167
27,229 (a) Varex Imaging Corp 493
68,213 (a) Veeva Systems, Inc 15,804
17,155 (a),(b) Viemed Healthcare, Inc 162
99,213 Zimmer Biomet Holdings, Inc 13,094
12,899 (a) Zimvie, Inc 213
10,840 (a),(b) Zynex, Inc 134
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,233,568
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
66,090 (a) BellRing Brands, Inc 3,901
7,431 (a),(b) Central Garden & Pet Co 318
29,455 (a) Central Garden and Pet Co (Class A) 1,088
111,645 Church & Dwight Co, Inc 11,646
61,531 Clorox Co 9,421
390,835 Colgate-Palmolive Co 35,195
159,439 (a) Coty, Inc 1,907
29,639 Edgewell Personal Care Co 1,145
24,917 (a) elf Beauty, Inc 4,885
34,187 Energizer Holdings, Inc 1,006
111,564 Estee Lauder Cos (Class A) 17,198
58,982 (a) Herbalife Ltd 593
9,082 Inter Parfums, Inc 1,276
852,014 Kenvue, Inc 18,284
156,644 Kimberly-Clark Corp 20,262
6,191 Medifast, Inc 237

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
5,868 (a) Nature's Sunshine Products, Inc $ 122
27,121 Nu Skin Enterprises, Inc (Class A) 375
2,434 Oil-Dri Corp of America 182
43,357 (a) Olaplex Holdings, Inc 83
1,119,200 Procter & Gamble Co 181,590
25,608 Reynolds Consumer Products, Inc 731
13,172 Spectrum Brands Holdings, Inc 1,172
8,349 (a) USANA Health Sciences, Inc 405
10,102 (a),(b) Waldencast plc 66
7,178 (b) WD-40 Co 1,818
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 314,906
INSURANCE - 2.3%
278,016 Aflac, Inc 23,870
125,640 Allstate Corp 21,737
32,424 (a) AMBAC Financial Group, Inc 507
30,850 American Equity Investment Life Holding Co 1,734
34,605 American Financial Group, Inc 4,723
336,820 American International Group, Inc 26,329
13,468 Amerisafe, Inc 676
95,856 Aon plc 31,989
169,908 (a) Arch Capital Group Ltd 15,706
27,795 Assurant, Inc 5,232
28,366 Assured Guaranty Ltd 2,475
27,757 Axis Capital Holdings Ltd 1,805
25,977 (a) Brighthouse Financial, Inc 1,339
117,798 Brown & Brown, Inc 10,312
25,189 (a) BRP Group, Inc 729
192,172 Chubb Ltd 49,797
74,945 Cincinnati Financial Corp 9,306
2,717 CNA Financial Corp 123
66,761 CNO Financial Group, Inc 1,835
7,812 (b) Donegal Group, Inc (Class A) 110
15,165 (a) eHealth, Inc 91
6,714 Employers Holdings, Inc 305
4,741 (a) Enstar Group Ltd 1,473
21,082 Everest Re Group Ltd 8,380
9,274 F&G Annuities & Life, Inc 376
28,518 (b) Fidelis Insurance Holdings Ltd 556
120,728 Fidelity National Financial, Inc 6,411
52,851 First American Financial Corp 3,227
102,609 Gallagher (Arthur J.) & Co 25,656
184,221 (a) Genworth Financial, Inc (Class A) 1,185
41,690 Globe Life, Inc 4,851
9,663 (a) Goosehead Insurance, Inc 644
20,683 (a) Greenlight Capital Re Ltd (Class A) 258
17,079 Hanover Insurance Group, Inc 2,326
136,670 Hartford Financial Services Group, Inc 14,084
3,092 (b) HCI Group, Inc 359
5,219 (a),(b) Hippo Holdings, Inc 95
3,881 Horace Mann Educators Corp 144
1,119 Investors Title Co 183
19,526 James River Group Holdings Ltd 182
33,482 Kemper Corp 2,073
10,502 Kinsale Capital Group, Inc 5,511
20,988 (a),(b) Lemonade, Inc 344
63,080 Lincoln National Corp 2,014
82,321 Loews Corp 6,445
46,136 (a),(b) Maiden Holdings Ltd 104
6,263 (a) Markel Corp 9,529
235,140 Marsh & McLennan Cos, Inc 48,434
26,174 (b) MBIA, Inc 177

CREF Equity Index Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
12,675 Mercury General Corp $ 654
298,856 Metlife, Inc 22,148
78 National Western Life Group, Inc 38
7,308 (a) NI Holdings, Inc 111
111,944 Old Republic International Corp 3,439
60,575 (a) Oscar Health, Inc 901
13,408 (a) Palomar Holdings, Inc 1,124
18,445 Primerica, Inc 4,666
120,318 Principal Financial Group 10,385
37,307 ProAssurance Corp 480
279,676 Progressive Corp 57,843
173,536 Prudential Financial, Inc 20,373
29,828 Reinsurance Group of America, Inc (Class A) 5,753
24,465 RenaissanceRe Holdings Ltd 5,750
20,019 RLI Corp 2,972
42,415 Ryan Specialty Holdings, Inc 2,354
4,020 Safety Insurance Group, Inc 330
25,615 Selective Insurance Group, Inc 2,796
8,398 (a) SiriusPoint Ltd 107
5,293 (a),(b) Skyward Specialty Insurance Group, Inc 198
15,315 Stewart Information Services Corp 996
22,143 Tiptree, Inc 383
107,605 Travelers Cos, Inc 24,764
20,838 (a),(b) Trupanion, Inc 575
16,104 United Fire Group, Inc 351
22,402 Universal Insurance Holdings, Inc 455
84,743 Unum Group 4,547
92,006 W.R. Berkley Corp 8,137
1,280 White Mountains Insurance Group Ltd 2,297
50,392 Willis Towers Watson plc 13,858
TOTAL INSURANCE 554,536
MATERIALS - 2.7%
16,560 (a),(b) 5E Advanced Materials, Inc 22
14,906 AdvanSix, Inc 426
105,994 Air Products & Chemicals, Inc 25,679
56,068 Albemarle Corp 7,386
99,055 Alcoa Corp 3,347
58,071 (a) Allegheny Technologies, Inc 2,971
5,106 Alpha Metallurgical Resources, Inc 1,691
726,379 Amcor plc 6,908
20,501 American Vanguard Corp 265
30,628 Aptargroup, Inc 4,407
491,853 (a),(b) Arcadium Lithium plc 2,120
7,811 Arch Resources, Inc 1,256
74,922 Ardagh Metal Packaging S.A. 257
26,123 Ashland, Inc 2,544
11,564 (a) Aspen Aerogels, Inc 204
37,556 Avery Dennison Corp 8,384
49,682 Avient Corp 2,156
92,244 (a) Axalta Coating Systems Ltd 3,172
15,070 Balchem Corp 2,335
153,554 Ball Corp 10,343
44,452 Berry Global Group, Inc 2,688
23,466 Cabot Corp 2,164
8,054 (b) Caledonia Mining Corp plc 89
25,997 Carpenter Technology Corp 1,857
47,153 Celanese Corp (Series A) 8,104
12,437 (a) Century Aluminum Co 191
93,988 (b) CF Industries Holdings, Inc 7,821
59,993 Chemours Co 1,575
11,678 (a) Clearwater Paper Corp 511

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
230,842 (a) Cleveland-Cliffs, Inc $ 5,249
119,550 (a) Coeur Mining, Inc 451
53,154 Commercial Metals Co 3,124
20,319 (b) Compass Minerals International, Inc 320
32,878 (a) Constellium SE 727
343,155 Corteva, Inc 19,790
52,888 Crown Holdings, Inc 4,192
36,022 (a),(b) Danimer Scientific, Inc 39
339,626 Dow, Inc 19,675
205,544 DuPont de Nemours, Inc 15,759
16,817 Eagle Materials, Inc 4,570
60,013 Eastman Chemical Co 6,014
119,042 Ecolab, Inc 27,487
20,162 (a) Ecovyst, Inc 225
92,641 Element Solutions, Inc 2,314
64,363 FMC Corp 4,100
669,715 Freeport-McMoRan, Inc (Class B) 31,490
17,819 FutureFuel Corp 143
768,616 (a),(b) Ginkgo Bioworks Holdings, Inc 892
32,454 (a) Glatfelter Corp 65
145,764 Graphic Packaging Holding Co 4,253
14,075 Greif, Inc (Class A) 972
3,993 Greif, Inc (Class B) 278
22,652 H.B. Fuller Co 1,806
15,846 Hawkins, Inc 1,217
9,402 Haynes International, Inc 565
290,099 Hecla Mining Co 1,395
85,574 Huntsman Corp 2,227
96,273 (a),(b) i-80 Gold Corp 129
21,966 (a) Ingevity Corp 1,048
11,273 Innospec, Inc 1,454
127,265 International Flavors & Fragrances, Inc 10,944
172,512 International Paper Co 6,731
6,735 (a) Intrepid Potash, Inc 140
23,280 (a),(b) Ivanhoe Electric, Inc 228
8,625 Kaiser Aluminum Corp 771
24,111 (a) Knife River Corp 1,955
15,231 Koppers Holdings, Inc 840
14,288 Kronos Worldwide, Inc 169
231,199 Linde plc 107,350
34,555 Louisiana-Pacific Corp 2,899
16,250 (a) LSB Industries, Inc 143
122,748 LyondellBasell Industries NV 12,555
28,783 Martin Marietta Materials, Inc 17,671
11,119 Materion Corp 1,465
12,674 Minerals Technologies, Inc 954
144,298 Mosaic Co 4,684
39,809 (a),(b) MP Materials Corp 569
18,118 Myers Industries, Inc 420
2,137 NewMarket Corp 1,356
566,834 Newmont Goldcorp Corp 20,315
149,512 (a) Novagold Resources, Inc 449
117,400 Nucor Corp 23,233
59,953 (a) O-I Glass, Inc 995
62,167 Olin Corp 3,655
6,559 Olympic Steel, Inc 465
54,529 (a),(b) Origin Materials, Inc 28
38,461 Orion S.A. 905
41,034 Packaging Corp of America 7,787
22,477 Pactiv Evergreen, Inc 322
62,456 (a) Perimeter Solutions S.A. 463
8,901 (a),(b) Piedmont Lithium, Inc 119

CREF Equity Index Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
111,158 PPG Industries, Inc $ 16,107
7,360 Quaker Chemical Corp 1,511
2,299 Ramaco Resources, Inc 29
11,495 Ramaco Resources, Inc 194
16,208 (a) Ranpak Holdings Corp 128
31,957 (a) Rayonier Advanced Materials, Inc 153
25,953 Reliance Steel & Aluminum Co 8,673
32,757 Royal Gold, Inc 3,990
57,694 RPM International, Inc 6,863
8,418 Ryerson Holding Corp 282
14,147 Schnitzer Steel Industries, Inc (Class A) 299
9,517 Schweitzer-Mauduit International, Inc 178
22,512 Scotts Miracle-Gro Co (Class A) 1,679
70,338 Sealed Air Corp 2,617
18,559 Sensient Technologies Corp 1,284
112,338 Sherwin-Williams Co 39,018
41,605 Silgan Holdings, Inc 2,020
36,841 Sonoco Products Co 2,131
38,078 (b) Southern Copper Corp 4,056
109,335 SSR Mining, Inc 488
76,597 Steel Dynamics, Inc 11,354
8,132 Stepan Co 732
65,111 (a) Summit Materials, Inc 2,902
48,451 SunCoke Energy, Inc 546
17,918 Sylvamo Corp 1,106
29,755 (a) TimkenSteel Corp 662
19,671 Tredegar Corp 128
23,586 Trimas Corp 630
23,427 Trinseo plc 89
62,538 Tronox Holdings plc 1,085
1,357 United States Lime & Minerals, Inc 405
98,029 United States Steel Corp 3,998
60,968 Vulcan Materials Co 16,639
28,082 Warrior Met Coal, Inc 1,705
14,533 Westlake Chemical Corp 2,221
113,717 Westrock Co 5,623
10,006 Worthington Industries, Inc 623
10,006 Worthington Steel, Inc 359
TOTAL MATERIALS 645,930
MEDIA & ENTERTAINMENT - 7.4%
41,683 (a),(b) Advantage Solutions, Inc 180
2,392,687 (a) Alphabet, Inc 364,310
2,832,696 (a) Alphabet, Inc (Class A) 427,539
3,196 (a) AMC Entertainment Holdings, Inc 12
16,067 (a) AMC Networks, Inc 195
28,493 (a) Atlanta Braves Holdings, Inc 1,113
7,655 (a) Atlanta Braves Holdings, Inc 321
7,354 (a) Boston Omaha Corp 114
44,223 (a) Bumble, Inc 502
3,042 Cable One, Inc 1,287
51,402 (a) Cargurus, Inc 1,186
37,344 (a) Cars.com, Inc 642
48,408 (a) Charter Communications, Inc 14,069
58,982 (a) Cinemark Holdings, Inc 1,060
198,206 (a) Clear Channel Outdoor Holdings, Inc 327
1,887,403 Comcast Corp (Class A) 81,819
772 (a) Daily Journal Corp 279
22,415 (a) DHI Group, Inc 57
126,113 Electronic Arts, Inc 16,731
50,932 Entravision Communications Corp (Class A) 84
40,961 (a) Eventbrite, Inc 224

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
8,345 (a) EverQuote, Inc $ 155
31,270 (a) EW Scripps Co (Class A) 123
114,163 Fox Corp (Class A) 3,570
52,050 Fox Corp (Class B) 1,490
135,594 (a),(b) fuboTV, Inc 214
74,491 (a) Gannett Co, Inc 182
46,930 Gray Television, Inc 297
20,672 (a),(b) Grindr, Inc 209
42,355 (a) IAC, Inc 2,259
27,196 (a) IMAX Corp 440
16,911 (a) Integral Ad Science Holding Corp 169
183,140 Interpublic Group of Cos, Inc 5,976
23,547 John Wiley & Sons, Inc (Class A) 898
58,788 (a) Liberty Broadband Corp 3,364
5,960 (a) Liberty Broadband Corp (Class A) 340
6,884 (a) Liberty Media Corp-Liberty Formula One (Class A) 404
90,959 (a) Liberty Media Corp-Liberty Formula One (Class C) 5,967
9,028 (a) Liberty Media Corp-Liberty Live (Class A) 382
22,561 (a) Liberty Media Corp-Liberty Live (Class C) 989
72,983 (a) Liberty Media Corp-Liberty SiriusXM 2,168
34,936 (a) Liberty Media Corp-Liberty SiriusXM (Class A) 1,038
37,150 (a) Lions Gate Entertainment Corp (Class A) 370
71,817 (a) Lions Gate Entertainment Corp (Class B) 669
71,776 (a) Live Nation, Inc 7,592
13,156 (a) Madison Square Garden Entertainment Corp 516
10,365 (a) Madison Square Garden Sports Corp 1,913
61,168 (a) Magnite, Inc 658
14,211 (b) Marcus Corp 203
133,165 (a) Match Group, Inc 4,831
9,561 (a) MediaAlpha, Inc 195
1,054,293 Meta Platforms, Inc 511,944
203,300 (a) NetFlix, Inc 123,470
73,578 New York Times Co (Class A) 3,180
189,629 News Corp (Class A) 4,964
66,535 News Corp (Class B) 1,800
14,548 Nexstar Media Group, Inc 2,506
73,273 (a) Nextdoor Holdings, Inc 165
97,357 Omnicom Group, Inc 9,420
20,470 (a) Outbrain, Inc 81
4,594 (b) Paramount Global (Class A) 100
305,131 Paramount Global (Class B) 3,591
277,011 (a) Pinterest, Inc 9,604
40,614 (a) Playstudios, Inc 113
42,908 Playtika Holding Corp 302
21,386 (a) PubMatic, Inc 507
20,643 (a) QuinStreet, Inc 365
227,072 (a) ROBLOX Corp 8,670
57,130 (a) Roku, Inc 3,723
19,984 Scholastic Corp 754
13,499 Shutterstock, Inc 618
11,690 (b) Sinclair, Inc 157
319,108 (b) Sirius XM Holdings, Inc 1,238
13,156 (a),(b) Sphere Entertainment Co 646
67,991 (a) Spotify Technology S.A. 17,943
33,238 (a) Stagwell, Inc 207
77,842 (a) Take-Two Interactive Software, Inc 11,559
12,153 (a) TechTarget, Inc 402
58,775 TEGNA, Inc 878
13,027 (a) Thryv Holdings, Inc 290
29,728 TKO Group Holdings, Inc 2,569
56,597 (a) TripAdvisor, Inc 1,573
44,667 (a) TrueCar, Inc 151

CREF Equity Index Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
68,763 (a) Vimeo, Inc $ 281
12,686 (a),(b) Vivid Seats, Inc 76
875,427 Walt Disney Co 107,117
1,098,789 (a) Warner Bros Discovery, Inc 9,592
28,599 (a) WideOpenWest, Inc 103
41,665 (a) Yelp, Inc 1,642
23,417 (a) Ziff Davis, Inc 1,476
40,960 (a) ZipRecruiter, Inc 471
141,765 (a) ZoomInfo Technologies, Inc 2,272
TOTAL MEDIA & ENTERTAINMENT 1,806,152
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
45,940 (a) 10X Genomics, Inc 1,724
11,229 (a),(b) 2seventy bio, Inc 60
22,403 (a) 4D Molecular Therapeutics, Inc 714
30,587 (a) 89bio, Inc 356
841,172 AbbVie, Inc 153,177
46,492 (a) Acadia Pharmaceuticals, Inc 860
34,596 (a),(b) ACELYRIN, Inc 234
23,691 (a) Aclaris Therapeutics, Inc 29
12,987 (a),(b) Actinium Pharmaceuticals, Inc 102
59,774 (a) Adaptive Biotechnologies Corp 192
14,505 (a),(b) Adicet Bio, Inc 34
95,244 (a) ADMA Biologics, Inc 629
107,560 (a) Agenus, Inc 62
141,540 Agilent Technologies, Inc 20,596
34,493 (a) Agios Pharmaceuticals, Inc 1,009
22,177 (a) Akero Therapeutics, Inc 560
23,019 (a) Aldeyra Therapeutics, Inc 75
31,429 (a) Alector, Inc 189
87,531 (a) Alkermes plc 2,369
33,411 (a),(b) Allakos, Inc 42
28,864 (a) Allogene Therapeutics, Inc 129
61,672 (a) Alnylam Pharmaceuticals, Inc 9,217
15,824 (a) Alpine Immune Sciences, Inc 627
24,706 (a),(b) Altimmune, Inc 252
9,675 (a),(b) ALX Oncology Holdings, Inc 108
254,785 Amgen, Inc 72,440
151,298 (a) Amicus Therapeutics, Inc 1,782
53,162 (a) Amneal Pharmaceuticals, Inc 322
14,523 (a) Amphastar Pharmaceuticals, Inc 638
25,689 (a),(b) Amylyx Pharmaceuticals, Inc 73
12,566 (a) AnaptysBio, Inc 283
30,524 (a),(b) Anavex Life Sciences Corp 155
5,767 (a) ANI Pharmaceuticals, Inc 399
10,943 (a) Anika Therapeutics, Inc 278
94,340 (a) Annexon, Inc 676
46,610 (a) Apellis Pharmaceuticals, Inc 2,740
19,643 (a),(b) Apogee Therapeutics, Inc 1,305
55,373 (a),(b) Arbutus Biopharma Corp 143
15,098 (a) Arcellx, Inc 1,050
7,756 (a) Arcturus Therapeutics Holdings, Inc 262
20,717 (a) Arcus Biosciences, Inc 391
70,172 (a) Arcutis Biotherapeutics, Inc 695
105,254 (a) Ardelyx, Inc 768
55,310 (a) Arrowhead Pharmaceuticals, Inc 1,582
23,815 (a) Arvinas, Inc 983
27,175 (a),(b) Assertio Holdings, Inc 26
197 (a) Astria Therapeutics, Inc 3
35,244 (a),(b) Atea Pharmaceuticals, Inc 142
9,389 (a) Aura Biosciences, Inc 74
68,772 (a),(b) Aurinia Pharmaceuticals, Inc 345

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
318,550 (a) Avantor, Inc $ 8,145
33,858 (a) Avid Bioservices, Inc 227
38,891 (a) Avidity Biosciences, Inc 993
12,422 (a),(b) Avita Medical, Inc 199
15,727 (a),(b) Axsome Therapeutics, Inc 1,255
25,636 (a),(b) Beam Therapeutics, Inc 847
97,016 (a) BioCryst Pharmaceuticals, Inc 493
68,965 (a) Biogen, Inc 14,871
34,983 (a) Biohaven Ltd 1,913
13,317 (a) BioLife Solutions, Inc 247
93,702 (a) BioMarin Pharmaceutical, Inc 8,184
9,809 (a),(b) Biomea Fusion, Inc 147
10,456 (a) Bio-Rad Laboratories, Inc (Class A) 3,616
78,368 Bio-Techne Corp 5,516
33,689 (a),(b) Bluebird Bio, Inc 43
31,927 (a) Blueprint Medicines Corp 3,029
58,721 (a) Bridgebio Pharma, Inc 1,816
975,921 Bristol-Myers Squibb Co 52,924
26,921 (a) Brooks Automation, Inc 1,623
47,870 Bruker BioSciences Corp 4,497
11,526 (a) Cabaletta Bio, Inc 197
19,366 (a),(b) Cara Therapeutics, Inc 18
27,306 (a),(b) CareDx, Inc 289
10,249 (a),(b) Cargo Therapeutics, Inc 229
17,393 (a) Caribou Biosciences, Inc 89
13,320 (a),(b) Carisma Therapeutics, Inc 30
20,876 (a),(b) Cassava Sciences, Inc 424
85,996 (a) Catalent, Inc 4,854
50,782 (a),(b) Catalyst Pharmaceuticals, Inc 809
8,603 (a),(b) Celcuity, Inc 186
21,395 (a) Celldex Therapeutics, Inc 898
35,533 (a) Cerevel Therapeutics Holdings, Inc 1,502
11,058 (a),(b) CG oncology, Inc 485
25,265 (a) Charles River Laboratories International, Inc 6,846
28,644 (a),(c) Chinook Therapeutics, Inc 11
23,538 (a) Codexis, Inc 82
22,858 (a) Cogent Biosciences, Inc 154
16,286 (a) Collegium Pharmaceutical, Inc 632
45,293 (a),(b) Compass Therapeutics, Inc 90
33,186 (a) Corcept Therapeutics, Inc 836
22,299 (a),(b) CorMedix, Inc 95
38,468 (a) Crinetics Pharmaceuticals, Inc 1,801
22,130 (a) CryoPort, Inc 392
7,345 (a) Cullinan Oncology, Inc 125
51,177 (a) Cytek Biosciences, Inc 343
42,716 (a) Cytokinetics, Inc 2,995
316,303 Danaher Corp 78,987
11,974 (a) Day One Biopharmaceuticals, Inc 198
22,263 (a) Deciphera Pharmaceuticals, Inc 350
49,642 (a) Denali Therapeutics, Inc 1,019
14,200 (a) Design Therapeutics, Inc 57
3,831 (a),(b) Disc Medicine, Inc 239
58,823 (a) Dynavax Technologies Corp 730
38,158 (a) Dyne Therapeutics, Inc 1,083
6,368 (a),(b) Eagle Pharmaceuticals, Inc 33
20,664 (a) Edgewise Therapeutics, Inc 377
35,681 (a),(b) Editas Medicine, Inc 265
242,401 (a) Elanco Animal Health, Inc 3,946
404,332 Eli Lilly & Co 314,554
11,786 (a) Enanta Pharmaceuticals, Inc 206
11,571 (a),(b) Enliven Therapeutics, Inc 204
10,600 (a),(b) Entrada Therapeutics, Inc 150

CREF Equity Index Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
33,527 (a) Erasca, Inc $ 69
17,590 (a) Evolus, Inc 246
88,922 (a) Exact Sciences Corp 6,141
170,031 (a) Exelixis, Inc 4,035
12,962 (a),(b) EyePoint Pharmaceuticals, Inc 268
42,216 (a) Fate Therapeutics, Inc 310
10,305 (a),(b) Foghorn Therapeutics, Inc 69
45,181 (a) Fortrea Holdings, Inc 1,814
29,510 (a) Genelux Corp 190
23,909 (a),(b) Generation Bio Co 97
245,957 (a) Geron Corp 812
596,877 Gilead Sciences, Inc 43,721
44,572 (a),(b) Gritstone bio, Inc 115
68,124 (a) Halozyme Therapeutics, Inc 2,771
12,195 (a) Harmony Biosciences Holdings, Inc 410
12,872 (a),(b) Harrow Health, Inc 170
19,354 (a) Harvard Bioscience, Inc 82
197,694 (a),(b) Heron Therapeutics, Inc 548
10,524 (a) HilleVax, Inc 175
38,381 (a) ICON plc 12,894
31,278 (a) Ideaya Biosciences, Inc 1,372
2,211 (a),(b) IGM Biosciences, Inc 21
78,792 (a) Illumina, Inc 10,820
10,169 (a),(b) Immuneering Corp 29
29,826 (a),(b) ImmunityBio, Inc 160
19,494 (a) Immunovant, Inc 630
87,640 (a) Incyte Corp 4,993
15,231 (a) Inhibrx, Inc 532
34,523 (a) Innoviva, Inc 526
16,918 (a),(b) Inozyme Pharma, Inc 130
60,247 (a) Insmed, Inc 1,635
34,856 (a) Intellia Therapeutics, Inc 959
46,963 (a) Intra-Cellular Therapies, Inc 3,250
79,163 (a) Ionis Pharmaceuticals, Inc 3,432
109,007 (a) Iovance Biotherapeutics, Inc 1,615
86,333 (a) IQVIA Holdings, Inc 21,833
95,014 (a) Ironwood Pharmaceuticals, Inc 828
11,046 (a) iTeos Therapeutics, Inc 151
8,802 (a),(b) Janux Therapeutics, Inc 331
28,814 (a) Jazz Pharmaceuticals plc 3,470
1,150,367 Johnson & Johnson 181,977
10,666 (a) KalVista Pharmaceuticals, Inc 127
46,110 (a),(b) Karyopharm Therapeutics, Inc 70
8,516 (a) Keros Therapeutics, Inc 564
18,676 (a) Kezar Life Sciences, Inc 17
11,321 (a) Kiniksa Pharmaceuticals Ltd 223
18,276 (a),(b) Kodiak Sciences, Inc 96
9,785 (a) Krystal Biotech, Inc 1,741
31,598 (a) Kura Oncology, Inc 674
15,771 (a) Kymera Therapeutics, Inc 634
69,606 (a),(b) Larimar Therapeutics, Inc 528
30,110 (a) Lexicon Pharmaceuticals, Inc 72
8,586 (a) Ligand Pharmaceuticals, Inc (Class B) 628
65,652 (a),(b) Lineage Cell Therapeutics, Inc 97
24,455 (a),(b) Liquidia Corp 361
32,698 (a),(b) Longboard Pharmaceuticals, Inc 706
77,816 (a),(b) Lyell Immunopharma, Inc 174
32,187 (a) MacroGenics, Inc 474
6,193 (a),(b) Madrigal Pharmaceuticals, Inc 1,654
94,899 (a),(b) MannKind Corp 430
54,984 (a) Maravai LifeSciences Holdings, Inc 477
24,801 (a),(b) Marinus Pharmaceuticals, Inc 224

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
51,230 (a),(b) MaxCyte, Inc $ 215
10,580 (a) Medpace Holdings, Inc 4,276
10,086 (a) MeiraGTx Holdings plc 61
1,210,461 Merck & Co, Inc 159,720
2,255 Mesa Laboratories, Inc 247
10,239 (a) Mettler-Toledo International, Inc 13,631
60,615 (a) MiMedx Group, Inc 467
7,068 (a),(b) Mineralys Therapeutics, Inc 91
8,147 (a),(b) Mirum Pharmaceuticals, Inc 205
158,943 (a),(b) Moderna, Inc 16,937
14,704 (a),(b) Monte Rosa Therapeutics, Inc 104
15,005 (a) Morphic Holding, Inc 528
8,753 (a) Mural Oncology PLC 43
46,607 (a) Myriad Genetics, Inc 994
51,554 (a) Natera, Inc 4,715
25,317 (a),(b) Nautilus Biotechnology, Inc 74
45,814 (a) Neurocrine Biosciences, Inc 6,319
15,360 (a),(b) NGM Biopharmaceuticals, Inc 24
9,374 (a),(b) Nkarta, Inc 101
40,572 (a),(b) Novavax, Inc 194
17,085 (a),(b) Nurix Therapeutics, Inc 251
10,256 (a),(b) Nuvalent, Inc 770
35,946 (a) Nuvation Bio, Inc 131
41,830 (a) Ocular Therapeutix, Inc 381
13,370 (a) Olema Pharmaceuticals, Inc 151
12,172 (a),(b) Omega Therapeutics, Inc 44
3,255 (a),(c) OmniAb Operations, Inc 0 ^
3,255 (a),(c) OmniAb Operations, Inc 0 ^
42,040 (a) OmniAb, Inc 228
13,691 (a) Organogenesis Holdings, Inc 39
99,908 Organon & Co 1,878
19,543 (a),(b) ORIC Pharmaceuticals, Inc 269
29,936 (a) Ovid therapeutics, Inc 91
100,456 (a),(b) Pacific Biosciences of California, Inc 377
23,821 (a) Pacira BioSciences, Inc 696
59,289 PerkinElmer, Inc 6,225
48,417 Perrigo Co plc 1,559
2,706,201 Pfizer, Inc 75,097
56,260 (a),(b) Phathom Pharmaceuticals, Inc 597
12,927 Phibro Animal Health Corp 167
27,964 (a),(b) Pliant Therapeutics, Inc 417
14,315 (a),(b) PMV Pharmaceuticals, Inc 24
39,456 (a),(b) Precigen, Inc 57
24,486 (a) Prestige Consumer Healthcare, Inc. 1,777
19,579 (a),(b) Prime Medicine, Inc 137
30,525 (a),(b) ProKidney Corp 50
22,557 (a) Protagonist Therapeutics, Inc 653
18,603 (a) Prothena Corp plc 461
37,990 (a) PTC Therapeutics, Inc 1,105
109,718 QIAGEN NV 4,717
16,838 (a) Quanterix Corp 397
46,832 (a),(b) Quantum-Si, Inc 92
15,258 (a) Rallybio Corp 28
6,533 (a),(b) RAPT Therapeutics, Inc 59
63,522 (a),(b) Recursion Pharmaceuticals, Inc 633
48,518 (a) Regeneron Pharmaceuticals, Inc 46,698
19,715 (a) REGENXBIO, Inc 415
31,945 (a) Relay Therapeutics, Inc 265
26,192 (a) Repligen Corp 4,817
10,254 (a) Replimune Group, Inc 84
33,815 (a) Revance Therapeutics, Inc 166
57,859 (a) REVOLUTION Medicines, Inc 1,865

CREF Equity Index Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
25,414 (a) Rhythm Pharmaceuticals, Inc $ 1,101
86,450 (a) Rigel Pharmaceuticals, Inc 128
20,281 (a) Rocket Pharmaceuticals, Inc 546
178,841 (a) Roivant Sciences Ltd 1,885
165,226 Royalty Pharma plc 5,018
28,225 (a) Sage Therapeutics, Inc 529
46,510 (a),(b) Sana Biotechnology, Inc 465
52,234 (a) Sangamo Therapeutics Inc 35
41,917 (a) Sarepta Therapeutics, Inc 5,427
38,005 (a),(b) Savara, Inc 189
7,676 (a) Scholar Rock Holding Corp 136
14,352 (a),(b) scPharmaceuticals, Inc 72
22,417 (a),(b) Seer, Inc 43
35,191 SIGA Technologies, Inc 301
99,083 (a),(b),(c) Sorrento Therapeutics, Inc 146
43,033 (a) Sotera Health Co 517
35,381 (a),(b) SpringWorks Therapeutics, Inc 1,741
10,464 (a),(b) Stoke Therapeutics, Inc 141
57,751 (a),(b) Summit Therapeutics, Inc 239
26,807 (a) Supernus Pharmaceuticals, Inc 914
15,843 (a) Sutro Biopharma, Inc 90
24,529 (a) Syndax Pharmaceuticals, Inc 584
23,918 (a) Tango Therapeutics, Inc 190
4,094 (a) Taro Pharmaceutical Industries Ltd 173
9,396 (a) Tarsus Pharmaceuticals, Inc 342
22,763 (a) Tenaya Therapeutics, Inc 119
21,241 (a) Terns Pharmaceuticals, Inc 139
69,942 (a) TG Therapeutics, Inc 1,064
29,259 (a),(b) Theravance Biopharma, Inc 262
183,985 Thermo Fisher Scientific, Inc 106,934
25,726 (a),(b) Travere Therapeutics, Inc 198
26,284 (a) Twist Bioscience Corp 902
6,957 (a),(b) Tyra Biosciences, Inc 114
33,751 (a) Ultragenyx Pharmaceutical, Inc 1,576
22,243 (a) United Therapeutics Corp 5,110
9,811 (a),(b) UroGen Pharma Ltd 147
31,395 (a) Vanda Pharmaceuticals, Inc 129
45,372 (a) Vaxcyte, Inc 3,099
30,037 (a) Ventyx Biosciences, Inc 165
6,792 (a),(b) Vera Therapeutics, Inc 293
36,815 (a) Veracyte, Inc 816
24,994 (a) Vericel Corp 1,300
122,651 (a) Vertex Pharmaceuticals, Inc 51,269
23,209 (a),(b) Verve Therapeutics, Inc 308
530,013 Viatris, Inc 6,328
47,438 (a) Viking Therapeutics, Inc 3,890
32,800 (a) Vir Biotechnology, Inc 332
16,873 (a) Viridian Therapeutics, Inc 295
19,087 (a) Vor BioPharma, Inc 45
15,628 (a) Voyager Therapeutics, Inc 146
29,140 (a) Waters Corp 10,031
29,537 (a),(b) WaVe Life Sciences Ltd 182
35,435 West Pharmaceutical Services, Inc 14,022
61,355 (a),(b) X4 Pharmaceuticals, Inc 85
27,098 (a) Xencor, Inc 600
67,913 (a) Xeris Biopharma Holdings, Inc 150
19,065 (a),(b) Y-mAbs Therapeutics, Inc 310
18,143 (a) Zentalis Pharmaceuticals, Inc 286
17,404 (a),(b) Zevra Therapeutics, Inc 101
223,138 Zoetis, Inc 37,757

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
26,472 (a) Zymeworks, Inc $ 279
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,774,447
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
62,854 (a) Anywhere Real Estate, Inc 388
143,011 (a) CBRE Group, Inc 13,906
133,621 (a) Compass, Inc 481
66,192 (a) Cushman & Wakefield plc 692
69,755 DigitalBridge Group, Inc 1,344
41,149 Douglas Elliman, Inc 65
28,436 (b) eXp World Holdings, Inc 294
425 (a) Forestar Group, Inc 17
4,942 (a) FRP Holdings, Inc 304
16,878 (a) Howard Hughes Holdings, Inc 1,226
23,806 (a) Jones Lang LaSalle, Inc 4,644
44,610 Kennedy-Wilson Holdings, Inc 383
11,498 Marcus & Millichap, Inc 393
81,428 Newmark Group, Inc 903
228,590 (a) Opendoor Technologies, Inc 693
13,117 (b) Re/Max Holdings, Inc 115
57,095 (a),(b) Redfin Corp 380
5,123 RMR Group, Inc 123
18,561 St. Joe Co 1,076
3,112 (a) Stratus Properties, Inc 71
12,164 (a) Tejon Ranch Co 188
20,587 (a) Zillow Group, Inc (Class A) 985
74,688 (a) Zillow Group, Inc (Class C) 3,643
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 32,314
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.9%
24,578 (a) ACM Research, Inc 716
763,015 (a) Advanced Micro Devices, Inc 137,717
12,826 (a),(b) Aehr Test Systems 159
26,133 (a) Allegro MicroSystems, Inc 705
15,539 (a) Alpha & Omega Semiconductor Ltd 342
19,074 (a) Ambarella, Inc 968
55,705 Amkor Technology, Inc 1,796
236,844 Analog Devices, Inc 46,845
400,589 Applied Materials, Inc 82,613
10,142 (a),(b) Atomera, Inc 62
16,075 (a) Axcelis Technologies, Inc 1,793
205,582 Broadcom, Inc 272,480
15,710 (a) Ceva, Inc 357
18,757 (a) Cirrus Logic, Inc 1,736
26,675 (a) Cohu, Inc 889
63,354 (a) Credo Technology Group Holding Ltd 1,342
23,788 (a) Diodes, Inc 1,677
59,868 (a) Enphase Energy, Inc 7,243
72,011 Entegris, Inc 10,120
51,096 (a) First Solar, Inc 8,625
42,439 (a) Formfactor, Inc 1,936
39,047 (a),(b) GLOBALFOUNDRIES, Inc 2,035
15,133 (a) Ichor Holdings Ltd 584
13,074 (a),(b) Impinj, Inc 1,679
51,148 (a),(b) indie Semiconductor, Inc 362
2,012,141 Intel Corp 88,876
5,319 (a),(b) inTEST Corp 70
63,710 KLA Corp 44,506
26,815 Kulicke & Soffa Industries, Inc 1,349
62,802 Lam Research Corp 61,017
68,594 (a) Lattice Semiconductor Corp 5,366
26,755 (a) MACOM Technology Solutions Holdings, Inc 2,559

CREF Equity Index Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
413,387 Marvell Technology, Inc $ 29,301
12,490 (a),(b) Maxeon Solar Technologies Ltd 42
38,172 (a) MaxLinear, Inc 713
251,780 Microchip Technology, Inc 22,587
517,623 Micron Technology, Inc 61,023
33,135 MKS Instruments, Inc 4,407
21,877 Monolithic Power Systems, Inc 14,820
50,806 (a) Navitas Semiconductor Corp 242
2,338 NVE Corp 211
1,132,824 Nvidia Corp 1,023,574
208,183 (a) ON Semiconductor Corp 15,312
21,454 (a) Onto Innovation, Inc 3,885
20,605 (a) PDF Solutions, Inc 694
29,998 (a) Photronics, Inc 850
25,919 Power Integrations, Inc 1,855
46,313 (a) Qorvo, Inc 5,318
531,781 QUALCOMM, Inc 90,031
53,820 (a) Rambus, Inc 3,327
35,296 (a) Semtech Corp 970
15,676 (a) Silicon Laboratories, Inc 2,253
7,023 (a) SiTime Corp 655
69,239 Skyworks Solutions, Inc 7,500
15,494 (a) SMART Global Holdings, Inc 408
19,257 (a) Synaptics, Inc 1,879
75,708 Teradyne, Inc 8,542
433,797 Texas Instruments, Inc 75,572
23,500 (a),(b) Ultra Clean Holdings 1,080
20,752 Universal Display Corp 3,496
13,515 (a) Veeco Instruments, Inc 475
62,345 (a) Wolfspeed, Inc 1,839
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,171,385
SOFTWARE & SERVICES - 12.0%
65,506 (a),(b) 8x8, Inc 177
32,215 A10 Networks, Inc 441
300,460 Accenture plc 104,142
68,208 (a) ACI Worldwide, Inc 2,265
57,275 Adeia, Inc 625
214,803 (a) Adobe, Inc 108,390
11,056 (a) Agilysys, Inc 932
70,255 (a) Akamai Technologies, Inc 7,641
26,945 (a) Alarm.com Holdings, Inc 1,953
15,192 (a) Alkami Technology, Inc 373
24,769 (a) Altair Engineering, Inc 2,134
51,231 Amdocs Ltd 4,630
15,720 American Software, Inc (Class A) 180
28,669 (a) Amplitude, Inc 312
41,203 (a) Ansys, Inc 14,304
9,509 (a) Appfolio, Inc 2,346
20,140 (a) Appian Corp 805
33,758 (a),(b) Applied Digital Corp 145
99,212 (a) AppLovin Corp 6,867
40,356 (a),(b) Asana, Inc 625
14,242 (a) Aspentech Corp 3,038
9,467 (a) Asure Software, Inc 74
75,578 (a) Atlassian Corp Ltd 14,746
102,498 (a) Autodesk, Inc 26,693
66,029 (a) AvePoint, Inc 523
95,656 Bentley Systems, Inc 4,995
24,476 (a) BigCommerce Holdings, Inc 169
49,304 (a) BILL Holdings, Inc 3,388
36,478 (a),(b) Bit Digital, Inc 105

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
17,422 (a) Blackbaud, Inc $ 1,292
29,853 (a) BlackLine, Inc 1,928
66,925 (a) Box, Inc 1,895
17,121 (a) Braze, Inc 758
20,694 (a) Brightcove, Inc 40
29,086 (a),(b) C3.ai, Inc 787
129,358 (a) Cadence Design Systems, Inc 40,267
161,339 (a) CCC Intelligent Solutions Holdings, Inc 1,930
22,039 (a) Cerence, Inc 347
73,546 (a) Ceridian HCM Holding, Inc 4,869
82,383 (a) Cleanspark, Inc 1,747
31,897 Clear Secure, Inc 678
136,887 (a) Cloudflare, Inc 13,255
232,781 Cognizant Technology Solutions Corp (Class A) 17,061
20,876 (a) Commvault Systems, Inc 2,117
92,360 (a) Confluent, Inc 2,819
7,805 (a) Consensus Cloud Solutions, Inc 124
3,649 (a),(b) CoreCard Corp 40
13,583 (a) Couchbase, Inc 357
101,429 (a) Crowdstrike Holdings, Inc 32,517
6,968 (a) CS Disco, Inc 57
133,433 (a) Datadog, Inc 16,492
7,264 (a),(b) Digimarc Corp 197
46,104 (a) Digital Turbine, Inc 121
39,126 (a),(b) DigitalOcean Holdings, Inc 1,494
91,998 (a) DocuSign, Inc 5,478
29,210 Dolby Laboratories, Inc (Class A) 2,447
15,039 (a) Domo, Inc 134
55,975 (a) DoubleVerify Holdings, Inc 1,968
118,133 (a) Dropbox, Inc 2,871
83,626 (a) DXC Technology Co 1,774
123,521 (a) Dynatrace, Inc 5,736
87,429 (a) E2open Parent Holdings, Inc 388
10,699 (a) eGain Corp 69
37,517 (a) Elastic NV 3,761
13,046 (a) Enfusion, Inc 121
30,234 (a) Envestnet, Inc 1,751
27,283 (a) EPAM Systems, Inc 7,534
21,053 (a) Everbridge, Inc 733
12,378 (a),(b) EverCommerce, Inc 117
27,561 (a),(b) Expensify, Inc 51
11,453 (a) Fair Isaac Corp 14,312
58,075 (a) Fastly, Inc 753
37,675 (a) Five9, Inc 2,340
311,471 (a) Fortinet, Inc 21,277
80,143 (a) Freshworks, Inc 1,459
36,319 (a) Gartner, Inc 17,312
250,363 Gen Digital, Inc 5,608
43,093 (a) Gitlab, Inc 2,513
18,760 (a) Globant S.A. 3,788
68,647 (a) GoDaddy, Inc 8,147
15,258 (a) Grid Dynamics Holdings, Inc 188
39,348 (a) Guidewire Software, Inc 4,592
17,956 Hackett Group, Inc 436
46,373 (a) HashiCorp, Inc 1,250
21,605 (a) HubSpot, Inc 13,537
5,474 (a) IBEX Holdings Ltd 84
17,943 (a) Informatica, Inc 628
18,219 Information Services Group, Inc 74
8,870 (a) Instructure Holdings, Inc 190
7,324 (a) Intapp, Inc 251
13,365 (b) InterDigital, Inc 1,423

CREF Equity Index Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
434,475 International Business Machines Corp $ 82,967
130,275 Intuit, Inc 84,679
29,050 (a) Jamf Holding Corp 533
95,867 (a) Kyndryl Holdings, Inc 2,086
35,615 (a) LiveRamp Holdings, Inc 1,229
29,686 (a) Manhattan Associates, Inc 7,428
102,816 (a) Marathon Digital Holdings, Inc 2,322
112,247 (a),(b) Matterport, Inc 254
11,893 (a) MeridianLink, Inc 222
3,547,433 Microsoft Corp 1,492,476
7,052 (a),(b) MicroStrategy, Inc (Class A) 12,021
22,456 (a),(b) Mitek Systems, Inc 317
14,483 (a) Model N, Inc 412
31,781 (a) MongoDB, Inc 11,398
19,169 (a) N-able, Inc 251
25,933 (a),(b) nCino OpCo, Inc 969
68,992 (a) NCR Corp 871
120,180 (a) Nutanix, Inc 7,418
67,719 (a) Okta, Inc 7,085
46,103 (a) Olo, Inc 253
4,837 ON24, Inc 35
21,489 (a) OneSpan, Inc 250
733,065 Oracle Corp 92,080
41,005 (a) PagerDuty, Inc 930
900,325 (a) Palantir Technologies, Inc 20,716
144,905 (a) Palo Alto Networks, Inc 41,172
36,294 (a) Paycor HCM, Inc 706
20,584 (a) Paylocity Holding Corp 3,538
22,404 Pegasystems, Inc 1,448
17,663 (a) Perficient, Inc 994
23,203 (a) PowerSchool Holdings, Inc 494
39,107 (a) Procore Technologies, Inc 3,213
23,997 Progress Software Corp 1,279
19,034 (a) PROS Holdings, Inc 692
52,897 (a) PTC, Inc 9,994
29,530 (a) Q2 Holdings, Inc 1,552
18,605 (a) Qualys, Inc 3,105
31,056 (a) Rapid7, Inc 1,523
24,959 (a) Rimini Street, Inc 81
44,149 (a) RingCentral, Inc 1,534
68,622 (a) Riot Platforms, Inc 840
49,947 Roper Industries, Inc 28,012
445,780 Salesforce, Inc 134,260
15,268 Sapiens International Corp NV 491
15,611 (a) SEMrush Holdings, Inc 207
113,808 (a) SentinelOne, Inc 2,653
96,682 (a) ServiceNow, Inc 73,710
66,115 (a) Smartsheet, Inc 2,545
150,198 (a) Snowflake, Inc 24,272
19,169 (a) SolarWinds Corp 242
69,720 (a),(b) SoundHound AI, Inc 411
4,906 (a) SoundThinking, Inc 78
42,968 (a) Sprinklr, Inc 527
24,107 (a) Sprout Social, Inc 1,439
19,690 (a) SPS Commerce, Inc 3,641
16,060 (a) Squarespace, Inc 585
71,762 (a) Synopsys, Inc 41,012
49,510 (a) Tenable Holdings, Inc 2,447
51,680 (a) Teradata Corp 1,998
71,297 (a),(b) Terawulf, Inc 188
22,872 (a) Thoughtworks Holding, Inc 58
207,335 (a) Trade Desk, Inc 18,125

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
6,516 (a),(b) Tucows, Inc $ 121
85,658 (a) Twilio, Inc 5,238
19,472 (a) Tyler Technologies, Inc 8,276
192,445 (a) UiPath, Inc 4,363
38,674 (a) Unisys Corp 190
143,370 (a),(b) Unity Software, Inc 3,828
56,469 (a) Varonis Systems, Inc 2,664
35,164 (a) Verint Systems, Inc 1,166
43,208 (a) VeriSign, Inc 8,188
6,012 (a) Viant Technology, Inc 64
16,330 (a) Weave Communications, Inc 187
94,731 (a) Workday, Inc 25,838
22,930 (a) Workiva, Inc 1,944
22,910 (a) Xperi, Inc 276
55,032 (a) Yext, Inc 332
55,743 (a) Zeta Global Holdings Corp 609
121,590 (a) Zoom Video Communications, Inc 7,948
41,021 (a) Zscaler, Inc 7,902
55,037 (a) Zuora, Inc 502
TOTAL SOFTWARE & SERVICES 2,909,206
TECHNOLOGY HARDWARE & EQUIPMENT - 6.6%
6,963 (a),(b) 908 Devices, Inc 53
35,649 ADTRAN Holdings, Inc 194
20,999 Advanced Energy Industries, Inc 2,141
8,262 (a),(b) Aeva Technologies, Inc 32
18,515 (a),(b) Akoustis Technologies, Inc 11
272,612 Amphenol Corp (Class A) 31,446
6,951,253 (b) Apple, Inc 1,192,001
120,718 (a) Arista Networks, Inc 35,006
47,303 (a) Arlo Technologies, Inc 598
25,833 (a) Arrow Electronics, Inc 3,344
5,662 (a) Aviat Networks, Inc 217
46,118 Avnet, Inc 2,287
15,939 Badger Meter, Inc 2,579
5,150 Bel Fuse, Inc (Class B) 311
24,142 Belden CDT, Inc 2,236
19,531 Benchmark Electronics, Inc 586
28,887 (a) Calix, Inc 958
4,889 (a),(b) Cambium Networks Corp 21
63,294 CDW Corp 16,189
66,786 (a) Ciena Corp 3,303
1,933,885 Cisco Systems, Inc 96,520
8,964 (a),(b) Clearfield, Inc 276
2,062 Climb Global Solutions, Inc 146
83,398 Cognex Corp 3,538
59,436 (a) Coherent Corp 3,603
378,993 Corning, Inc 12,492
8,680 (a) Corsair Gaming, Inc 107
21,581 Crane NXT Co 1,336
17,421 CTS Corp 815
19,434 (a) Daktronics, Inc 194
18,652 (a) Digi International, Inc 596
9,167 (a),(b) DZS, Inc 12
24,605 (a) Eastman Kodak Co 122
18,556 (a) ePlus, Inc 1,457
43,075 (a),(b) Evolv Technologies Holdings, Inc 192
62,313 (a) Extreme Networks, Inc 719
25,536 (a) F5 Networks, Inc 4,841
16,219 (a) Fabrinet 3,066
9,925 (a) FARO Technologies, Inc 213
58,321 (a) Harmonic, Inc 784

CREF Equity Index Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
639,437 Hewlett Packard Enterprise Co $ 11,337
409,106 HP, Inc 12,363
15,475 Immersion Corp 116
103,799 (a),(b) Infinera Corp 626
14,981 (a) Insight Enterprises, Inc 2,779
60,908 (a),(b) IonQ, Inc 608
14,955 (a) IPG Photonics Corp 1,356
21,652 (a) Iteris, Inc 107
24,355 (a) Itron, Inc 2,253
59,421 Jabil Inc 7,959
144,108 Juniper Networks, Inc 5,341
80,922 (a) Keysight Technologies, Inc 12,655
21,162 (a) Kimball Electronics, Inc 458
28,141 (a) Knowles Corp 453
9,450 (a) KVH Industries, Inc 48
57,291 (a),(b) Lightwave Logic, Inc 268
13,151 Littelfuse, Inc 3,187
36,595 (a) Lumentum Holdings, Inc 1,733
16,008 (a),(b) Luna Innovations, Inc 51
20,833 Methode Electronics, Inc 254
86,400 (a),(b) MicroVision, Inc 159
70,213 (a) Mirion Technologies, Inc 798
77,796 Motorola Solutions, Inc 27,616
15,874 Napco Security Technologies, Inc 637
98,249 NetApp, Inc 10,313
16,454 (a) Netgear, Inc 259
43,446 (a) Netscout Systems, Inc 949
20,535 (a) nLight, Inc 267
18,332 (a) Novanta, Inc 3,204
9,244 (a) OSI Systems, Inc 1,320
12,941 (a),(b) PAR Technology Corp 587
8,216 PC Connection, Inc 542
17,083 (a) Plexus Corp 1,620
128,500 (a) Pure Storage, Inc 6,681
37,508 (a) Ribbon Communications, Inc 120
5,943 Richardson Electronics Ltd 55
8,376 (a) Rogers Corp 994
28,498 (a) Sanmina Corp 1,772
17,777 (a) Scansource, Inc 783
61,017 (a) SmartRent, Inc 164
23,312 (a) Super Micro Computer, Inc 23,546
25,618 TD SYNNEX Corp 2,897
21,133 (a) Teledyne Technologies, Inc 9,073
116,227 (a) Trimble Inc 7,480
51,948 (a) TTM Technologies, Inc 813
8,166 (a) Turtle Beach Corp 141
1,436 (b) Ubiquiti, Inc 166
59,678 (a) Viasat, Inc 1,080
89,946 (a) Viavi Solutions, Inc 818
52,971 Vishay Intertechnology, Inc 1,201
9,508 (a) Vishay Precision Group, Inc 336
71,903 Vontier Corp 3,262
155,579 (a) Western Digital Corp 10,617
58,625 Xerox Holdings Corp 1,049
26,184 (a) Zebra Technologies Corp (Class A) 7,893
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,617,706
TELECOMMUNICATION SERVICES - 0.8%
7,472 (a) Anterix, Inc 251
30,214 (a),(b) AST SpaceMobile, Inc 88
3,437,254 AT&T, Inc 60,496
7,918 ATN International, Inc 249

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
12,460 (a) Bandwidth, Inc $ 227
15,982 Cogent Communications Group, Inc 1,044
48,355 (a),(b) Consolidated Communications Holdings, Inc 209
70,447 (a) EchoStar Corp (Class A) 1,004
126,319 (a) Frontier Communications Parent, Inc 3,095
52,848 (a),(c) GCI Liberty, Inc 0 ^
331,269 (a),(b) Globalstar, Inc 487
13,459 (a) Gogo, Inc 118
11,096 IDT Corp 420
60,764 Iridium Communications, Inc 1,590
29,453 (a) Liberty Latin America Ltd (Class A) 205
84,348 (a) Liberty Latin America Ltd (Class C) 590
13,047 (a) Ooma, Inc 111
26,373 (b) Shenandoah Telecom Co 458
8,527 Spok Holdings, Inc 136
55,138 Telephone and Data Systems, Inc 883
229,712 T-Mobile US, Inc 37,494
2,017,761 Verizon Communications, Inc 84,665
TOTAL TELECOMMUNICATION SERVICES 193,820
TRANSPORTATION - 1.7%
37,928 (a) Air Transport Services Group, Inc 522
60,779 (a) Alaska Air Group, Inc 2,613
8,270 Allegiant Travel Co 622
4,307 (a),(b) Amerco, Inc 291
308,882 (a) American Airlines Group, Inc 4,741
8,772 ArcBest Corp 1,250
8,746 (b) Avis Budget Group, Inc 1,071
28,768 (a),(b) Blade Air Mobility, Inc 82
56,673 CH Robinson Worldwide, Inc 4,315
23,634 Costamare, Inc 268
8,672 Covenant Logistics Group, Inc 402
934,562 CSX Corp 34,644
14,173 (a) Daseke, Inc 118
299,318 Delta Air Lines, Inc 14,328
4,116 (a),(b) Eagle Bulk Shipping, Inc 257
69,012 Expeditors International Washington, Inc 8,390
110,406 FedEx Corp 31,989
14,836 Forward Air Corp 461
18,987 (a),(b) Frontier Group Holdings, Inc 154
49,956 FTAI Infrastructure, Inc 314
17,525 Genco Shipping & Trading Ltd 356
62,934 Golden Ocean Group Ltd 816
58,331 (a) GXO Logistics, Inc 3,136
27,588 (a) Hawaiian Holdings, Inc 368
26,012 Heartland Express, Inc 311
47,325 (a),(b) Hertz Global Holdings, Inc 371
18,600 Hub Group, Inc (Class A) 804
40,450 JB Hunt Transport Services, Inc 8,060
124,072 (a) JetBlue Airways Corp 921
128,773 (a),(b) Joby Aviation, Inc 690
25,265 (a) Kirby Corp 2,408
79,606 Knight-Swift Transportation Holdings, Inc 4,380
17,753 Landstar System, Inc 3,422
154,071 (a) Lyft, Inc (Class A) 2,981
34,852 Marten Transport Ltd 644
17,593 Matson, Inc 1,977
110,296 Norfolk Southern Corp 28,111
95,028 Old Dominion Freight Line 20,841
18,024 Pangaea Logistics Solutions Ltd 126
29,335 (a) Radiant Logistics, Inc 159
52,508 (a) RXO, Inc 1,148

CREF Equity Index Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
16,381 Ryder System, Inc $ 1,969
33,371 (b) Safe Bulkers, Inc 165
12,372 (a) Saia, Inc 7,238
22,723 Schneider National, Inc 514
14,929 (a) Skywest, Inc 1,031
299,691 Southwest Airlines Co 8,748
9,455 (a) Sun Country Airlines Holdings, Inc 143
940,074 (a) Uber Technologies, Inc 72,376
38,763 U-Haul Holding Co 2,585
289,517 Union Pacific Corp 71,201
150,341 (a) United Airlines Holdings, Inc 7,198
348,451 United Parcel Service, Inc (Class B) 51,790
6,297 Universal Truckload Services, Inc 232
36,247 Werner Enterprises, Inc 1,418
52,508 (a) XPO, Inc 6,408
TOTAL TRANSPORTATION 421,878
UTILITIES - 2.1%
297,148 AES Corp 5,328
29,387 Allete, Inc 1,753
116,456 Alliant Energy Corp 5,869
21,469 (a),(b) Altus Power, Inc 103
128,677 Ameren Corp 9,517
257,385 American Electric Power Co, Inc 22,161
20,132 American States Water Co 1,454
97,164 American Water Works Co, Inc 11,874
4,909 Artesian Resources Corp 182
69,829 Atmos Energy Corp 8,301
33,490 (b) Avangrid, Inc 1,220
33,562 Avista Corp 1,175
34,402 Black Hills Corp 1,878
44,578 Brookfield Infrastructure Corp 1,607
72,027 (b) Brookfield Renewable Corp 1,770
27,522 California Water Service Group 1,279
307,461 Centerpoint Energy, Inc 8,760
9,405 Chesapeake Utilities Corp 1,009
10,556 Clearway Energy, Inc (Class A) 227
20,458 Clearway Energy, Inc (Class C) 472
148,205 CMS Energy Corp 8,943
165,615 Consolidated Edison, Inc 15,040
7,347 Consolidated Water Co, Inc 215
152,189 Constellation Energy Corp 28,132
402,639 Dominion Energy, Inc 19,806
102,627 DTE Energy Co 11,509
368,774 Duke Energy Corp 35,664
186,837 Edison International 13,215
99,676 Entergy Corp 10,534
120,927 Essential Utilities, Inc 4,480
98,754 Evergy, Inc 5,271
167,619 Eversource Energy 10,019
480,277 Exelon Corp 18,044
263,997 FirstEnergy Corp 10,196
9,688 Genie Energy Ltd 146
6,410 Global Water Resources, Inc 82
23,041 Idacorp, Inc 2,140
14,433 MGE Energy, Inc 1,136
11,759 Middlesex Water Co 617
33,009 (a) Montauk Renewables, Inc 137
31,391 National Fuel Gas Co 1,686
38,348 New Jersey Resources Corp 1,646
977,815 NextEra Energy, Inc 62,492
209,437 NiSource, Inc 5,793

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
14,483 Northwest Natural Holding Co $ 539
27,636 NorthWestern Corp 1,408
101,910 NRG Energy, Inc 6,898
96,380 OGE Energy Corp 3,306
27,567 ONE Gas, Inc 1,779
24,734 Ormat Technologies, Inc 1,637
16,819 Otter Tail Corp 1,453
982,053 (e) PG&E Corp 16,459
55,268 Pinnacle West Capital Corp 4,130
29,406 PNM Resources, Inc 1,107
40,332 Portland General Electric Co 1,694
332,474 PPL Corp 9,153
236,684 Public Service Enterprise Group, Inc 15,806
11,616 (a) Pure Cycle Corp 110
300,422 Sempra Energy 21,579
12,005 SJW Corp 679
518,807 Southern Co 37,219
21,163 Southwest Gas Holdings Inc 1,611
21,354 Spire, Inc 1,311
46,961 (a),(b) Sunnova Energy International, Inc 288
100,921 UGI Corp 2,477
10,272 Unitil Corp 538
170,465 Vistra Corp 11,873
151,716 WEC Energy Group, Inc 12,459
273,699 Xcel Energy, Inc 14,711
9,006 York Water Co 327
TOTAL UTILITIES 523,433
TOTAL COMMON STOCKS 24,196,676
(Cost $7,435,088)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
7,208 (c) AstraZeneca plc 02/20/29 2
7,917 (c) Chinook Therapeutics, Inc 1
6,981 (c) Tobira Therapeutics, Inc 0 ^
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3
TOTAL RIGHTS/WARRANTS 3
(Cost $2)
TOTAL LONG-TERM INVESTMENTS 24,196,679
(Cost $7,435,090)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.1%
$ 13,903,000 Federal Farm Credit Discount Notes 0 .000% 04/03/24 13,891
TOTAL GOVERNMENT AGENCY DEBT 13,891
REPURCHASE AGREEMENT - 0.3%
82,530,000 (f) Fixed Income Clearing Corp (FICC) 5 .320 04/01/24 82,530
TOTAL REPURCHASE AGREEMENT 82,530
TREASURY DEBT - 0.1%
5,000,000 United States Treasury Bill 0 .000 04/09/24 4,994

CREF Equity Index Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Cost amounts are in thousands.
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE
VALUE
(000)
$ 5,000,000 United States Treasury Bill 0 .000% 04/16/24 $ 4,989
20,000,000 United States Treasury Bill 0 .000 05/09/24 19,889
TOTAL TREASURY DEBT 29,872
TOTAL SHORT-TERM INVESTMENTS 126,293
(Cost $126,301)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
91,143,631 (g) State Street Navigator Securities Lending Government Money Market Portfolio 5 .340 (h) 91,144
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 91,144
(Cost $91,144)
TOTAL INVESTMENTS - 100.3% 24,414,116
(Cost $7,652,535)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (82,485)
NET ASSETS - 100.0% $24,331,631
REIT Real Estate Investment Trust
^
Amount represents less than $1,000.
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $139,029,648.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(e)
In bankruptcy
(f) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 3/28/24 to be repurchased at $82,578,784 on 4/1/24, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 8/15/26, valued at $84,180,628.
(g)
Investments made with cash collateral received from securities on loan.
(h)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E-Mini Index 469 06/21/24  $ 123,153 $ 124,484 $ 1,332

Portfolio of Investments
CREF Core Bond Account March 31, 2024

See Notes to Portfolio of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
LONG-TERM INVESTMENTS - 97.3%
BANK LOAN OBLIGATIONS - 0.4%
AUTOMOBILES & COMPONENTS - 0.0%
$ 380,435 (a) Adient US LLC SOFR 12 M + 2.750% 8 .077% 01/31/31 $ 382
TOTAL AUTOMOBILES & COMPONENTS 382
CAPITAL GOODS - 0.1%
461,201 (a) AECOM SOFR 12 M + 1.750% 7 .192 04/13/28 462
1,054,723 (a) Alliance Laundry Systems LLC SOFR 4 M + 3.500% 8 .927 10/08/27 1,059
173,622 (a) Avolon TLB Borrower  US LLC SOFR 12 M + 2.000% 7 .329 06/22/28 174
577,656 (a) Beacon Roofing Supply, Inc SOFR 12 M + 2.000% 7 .330 05/19/28 579
345,074 (a) Cornerstone Building Brands, Inc SOFR 12 M + 3.250% 8 .675 04/12/28 344
1,324,941 (a) Gates Global LLC SOFR 12 M + 2.500% 7 .930 03/31/27 1,329
184,557 (a) Oregon Tool Holdings, Inc SOFR 4 M + 4.000% 9 .564 10/13/28 167
969,117 (a) TransDigm, Inc SOFR 3 M + 3.250% 3 .250 02/22/27 972
900,527 (a) TransDigm, Inc SOFR 3 M + 3.250% 8 .598 08/24/28 905
TOTAL CAPITAL GOODS 5,991
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
652,799 (a) GFL Environmental, Inc SOFR 4 M + 2.500% 7 .816 05/31/27 656
1,260,755 (a) TK Elevator US Newco, Inc SOFR 2 M + 3.500% 9 .081 07/30/27 1,266
2,122,253 (a) Trans Union LLC SOFR 12 M + 2.000% 7 .327 12/01/28 2,124
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,046
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
692,137 (a) CNT Holdings I Corp SOFR 4 M + 3.500% 8 .817 11/08/27 694
531,872 (a),(b) LS Group OpCo Acquisition LLC SOFR 12 M + 3.250% 8 .684 11/02/27 533
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,227
CONSUMER DURABLES & APPAREL - 0.0%
167,329 (a) Samsonite IP Holdings Sarl SOFR 12 M + 2.750% 8 .080 06/21/30 168
420,522 (a) Weber-Stephen Products LLC SOFR 12 M + 3.250% 8 .692 10/30/27 391
TOTAL CONSUMER DURABLES & APPAREL 559
CONSUMER SERVICES - 0.1%
430,284 (a) 1011778 BC ULC SOFR 12 M + 2.250% 7 .580 09/20/30 431
852,758 (a) Carnival Corp SOFR 12 M + 3.250% 3 .250 10/18/28 855
1,995,000 (a) Flutter Financing BV SOFR 4 M + 2.250% 7 .659 11/25/30 1,999
354,974 (a) IRB Holding Corp SOFR 12 M + 2.750% 8 .177 12/15/27 356
932,446 (a) KFC Holding Co SOFR 12 M + 1.750% 7 .191 03/15/28 933
584,939 (a) Spin Holdco, Inc SOFR 4 M + 4.000% 9 .585 03/04/28 543
TOTAL CONSUMER SERVICES 5,117
ENERGY - 0.0%
918,854 (a) Buckeye Partners LP SOFR 12 M + 2.000% 7 .330 11/01/26 922
128,567 (a) DT Midstream, Inc SOFR 12 M + 2.000% 7 .442 06/26/28 129
TOTAL ENERGY 1,051
FINANCIAL SERVICES - 0.0%
216,563 (a) Avolon TLB Borrower US LLC SOFR 12 M + 1.500% 6 .929 02/12/27 217
1,401,453 (a) NFP Corp SOFR 12 M + 3.250% 8 .695 02/16/27 1,405
TOTAL FINANCIAL SERVICES 1,622
FOOD, BEVERAGE & TOBACCO - 0.0%
240,402 (a) Arterra Wines Canada, Inc SOFR 4 M + 3.500% 9 .071 11/24/27 224
422,832 (a) Chobani LLC SOFR 12 M + 3.500% 8 .945 10/25/27 424
TOTAL FOOD, BEVERAGE & TOBACCO 648

CREF Core Bond Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
$ 690,030 (a) DaVita, Inc SOFR 12 M + 1.750% 7 .192% 08/12/26 $ 691
520,832 (a) Mozart Borrower LP SOFR 1 M + 3.000% 2 .750 10/23/28 522
2,040,303 (a) Select Medical Corp SOFR 12 M + 3.000% 8 .330 03/06/27 2,046
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,259
MATERIALS - 0.0%
1,233,015 (a) Asplundh Tree Expert LLC SOFR 12 M + 1.750% 7 .180 09/07/27 1,235
435,408 (a) Avient Corp SOFR 4 M + 2.500% 7 .826 08/29/29 436
367,528 (a) Berry Global, Inc SOFR 12 M + 1.750% 7 .182 07/01/26 369
715,873 (a) Reynolds Group Holdings, Inc SOFR 12 M + 3.250% 8 .695 02/05/26 719
TOTAL MATERIALS 2,759
MEDIA & ENTERTAINMENT - 0.0%
1,398,098 (a) Charter Communications Operating LLC SOFR 1 Month + 1.750% 7 .076 02/01/27 1,399
507,183 (a) CSC Holdings LLC LIBOR 12 M + 2.500% 7 .940 04/15/27 460
49,574 (a) Diamond Sports Group LLC SOFR 4 M - 1.000% 4 .476 05/25/26 48
383,798 (a) DIRECTV Financing LLC SOFR 12 M + 5.000% 10 .445 08/02/27 384
608,771 (a) Lions Gate Capital Holdings LLC SOFR 12 M + 2.250% 7 .680 03/24/25 609
8,832 (a) Radiate Holdco LLC SOFR 12 M + 3.250% 8 .695 09/25/26 7
TOTAL MEDIA & ENTERTAINMENT 2,907
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
257,485 (a) Avantor, Inc SOFR 12 M + 2.250% 7 .680 11/08/27 258
141,300 (a) Grifols Worldwide Operations USA, Inc SOFR 4 M + 2.000% 7 .459 11/15/27 137
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 395
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
37,697 (a) Cushman & Wakefield plc SOFR 12 M + 2.750% 8 .195 08/21/25 38
516,477 (a) Cushman & Wakefield US Borrower LLC SOFR 12 M + 3.250% 8 .680 01/31/30 515
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 553
SOFTWARE & SERVICES - 0.1%
811,615 (a) Camelot US Acquisition LLC SOFR 12 M + 2.750% 8 .077 01/31/31 812
1,281,063 (a) NortonLifeLock, Inc SOFR 12 M + 2.000% 7 .427 09/12/29 1,282
405,992 (a) Rackspace Finance LLC SOFR 12 M + 2.750% 8 .184 02/15/28 201
36,246 (a) Rackspace Finance LLC SOFR 4 M + 6.250% 11 .683 05/15/28 37
699,101 (a) Rocket Software, Inc SOFR 12 M + 4.750% 10 .080 11/28/28 695
1,502,129 (a) Sophia LP LIBOR 1 M + 3.750% 8 .230 10/07/27 1,510
888,797 (a) UKG, Inc SOFR 4 M + 3.500% 8 .814 02/10/31 895
TOTAL SOFTWARE & SERVICES 5,432
TELECOMMUNICATION SERVICES - 0.0%
299,913 (a) Cablevision Lightpath LLC SOFR 12 M + 3.250% 8 .690 11/30/27 297
1,642,000 (a) Virgin Media Bristol LLC SOFR 12 M + 2.500% 7 .940 01/31/28 1,620
TOTAL TELECOMMUNICATION SERVICES 1,917
TRANSPORTATION - 0.0%
205,000 (a) Air Canada SOFR 4 M + 2.500% 7 .833 03/14/31 206
445,500 (a) SkyMiles IP Ltd SOFR 4 M + 3.750% 9 .068 10/20/27 460
TOTAL TRANSPORTATION 666
TOTAL BANK LOAN OBLIGATIONS 38,531
(Cost $38,497)
CORPORATE BONDS - 31.9%
AUTOMOBILES & COMPONENTS - 0.8%
EUR 425,000 American Honda Finance Corp 1 .950 10/18/24 454
EUR 300,000 Aptiv plc 1 .500 03/10/25 316

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
EUR 500,000 (c) Dana Financing Luxembourg Sarl 3 .000% 07/15/29 $ 485
$ 225,000 (d) Dana, Inc 5 .375 11/15/27 220
350,000 (d) Dana, Inc 5 .625 06/15/28 341
8,080,000 Ford Motor Credit Co LLC 6 .950 03/06/26 8,234
EUR 300,000 Ford Motor Credit Co LLC 5 .125 02/20/29 339
4,525,000 Ford Motor Credit Co LLC 7 .350 03/06/30 4,824
GBP 200,000 General Motors Financial Co, Inc 2 .250 09/06/24 249
20,000,000 General Motors Financial Co, Inc 2 .750 06/20/25 19,327
19,850,000 General Motors Financial Co, Inc 5 .000 04/09/27 19,702
EUR 500,000 General Motors Financial Co, Inc 0 .600 05/20/27 493
EUR 300,000 General Motors Financial Co, Inc 4 .300 02/15/29 333
6,250,000 General Motors Financial Co, Inc 5 .850 04/06/30 6,375
2,550,000 General Motors Financial Co, Inc 5 .750 02/08/31 2,578
12,000,000 General Motors Financial Co, Inc 2 .700 06/10/31 10,003
5,450,000 General Motors Financial Co, Inc 5 .700 N/A(e) 5,226
EUR 205,000 (c) Goodyear Europe BV 2 .750 08/15/28 199
3,575,000 (c) Hyundai Capital Services, Inc 2 .125 04/24/25 3,445
EUR 400,000 (c),(f) IHO Verwaltungs GmbH 3 .750 09/15/26 425
200,000 (c) Kia Corp 2 .750 02/14/27 186
4,450,000 Magna International, Inc 3 .625 06/15/24 4,428
EUR 300,000 Volkswagen Bank GmbH 2 .500 07/31/26 314
150,000 (c) ZF North America Capital, Inc 6 .875 04/14/28 156
TOTAL AUTOMOBILES & COMPONENTS 88,652
BANKS - 6.7%
2,000,000 (c) Akbank T.A.S. 6 .800 06/22/31 1,957
1,775,000 (c) Banco de Credito del Peru 3 .125 07/01/30 1,700
1,500,000 (c) Banco de Credito e Inversiones S.A. 2 .875 10/14/31 1,280
700,000 (c) Banco de Credito e Inversiones S.A. 8 .750 N/A(e) 722
3,000,000 (c) Banco del Estado de Chile 2 .704 01/09/25 2,921
3,000,000 (c) Banco Nacional de Panama 2 .500 08/11/30 2,348
EUR 400,000 Banco Santander S.A. 0 .200 02/11/28 381
GBP 400,000 Banco Santander S.A. 4 .750 08/30/28 498
2,650,000 Bancolombia S.A. 4 .625 12/18/29 2,583
3,010,000 (c) Bangkok Bank PCL 3 .466 09/23/36 2,538
1,750,000 (c) Banistmo S.A. 4 .250 07/31/27 1,629
8,100,000 (c) Bank Hapoalim BM 3 .255 01/21/32 7,258
6,300,000 (c) Bank Leumi Le-Israel BM 3 .275 01/29/31 5,828
EUR 400,000 Bank of America Corp 1 .375 03/26/25 422
EUR 300,000 Bank of America Corp 1 .776 05/04/27 311
11,500,000 Bank of America Corp 5 .202 04/25/29 11,511
8,500,000 Bank of America Corp 5 .819 09/15/29 8,715
55,925,000 Bank of America Corp 2 .592 04/29/31 48,216
39,000,000 Bank of America Corp 5 .288 04/25/34 38,881
39,150,000 Bank of America Corp 5 .468 01/23/35 39,405
26,750,000 Bank of America Corp 2 .676 06/19/41 19,033
3,000,000 Bank of America Corp 6 .100 N/A(e) 3,008
5,000,000 Bank of America Corp 6 .250 N/A(e) 5,006
2,975,000 Bank of Montreal 3 .803 12/15/32 2,775
GBP 300,000 Banque Federative du Credit Mutuel S.A. 4 .875 09/25/25 377
9,475,000 Barclays plc 3 .932 05/07/25 9,456
EUR 500,000 Barclays plc 4 .918 08/08/30 563
6,075,000 Barclays plc 3 .330 11/24/42 4,455
300,000 (c) BBVA Bancomer S.A. 5 .350 11/12/29 297
1,500,000 (c) BBVA Bancomer S.A. 5 .125 01/18/33 1,394
1,400,000 (c) BBVA Bancomer S.A. 8 .450 06/29/38 1,478
5,600,000 (c) BNP Paribas S.A. 1 .904 09/30/28 4,982
EUR 500,000 BNP Paribas S.A. 3 .875 02/23/29 548
5,000,000 (c) BNP Paribas S.A. 2 .159 09/15/29 4,369
2,775,000 (c) BNP Paribas S.A. 2 .588 08/12/35 2,275
449,000 (c) BPCE S.A. 4 .625 07/11/24 447
EUR 300,000 BPCE S.A. 0 .500 09/15/27 299

CREF Core Bond Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
EUR 500,000 BPCE S.A. 4 .625% 03/02/30 $ 560
$ 36,375,000 Citigroup, Inc 3 .200 10/21/26 34,642
11,970,000 Citigroup, Inc 4 .125 07/25/28 11,474
7,125,000 Citigroup, Inc 2 .572 06/03/31 6,088
39,225,000 Citigroup, Inc 6 .270 11/17/33 41,428
6,750,000 Citigroup, Inc 7 .625 N/A(e) 7,087
5,000,000 Citigroup, Inc 5 .000 N/A(e) 4,969
8,425,000 Cooperatieve Rabobank UA 3 .750 07/21/26 8,095
GBP 600,000 Danske Bank A.S. 2 .250 01/14/28 697
7,350,000 Deutsche Bank AG. 5 .371 09/09/27 7,388
5,575,000 Deutsche Bank AG. 2 .311 11/16/27 5,097
4,325,000 Deutsche Bank AG. 6 .819 11/20/29 4,521
2,975,000 (c) Development Bank of Kazakhstan JSC 2 .950 05/06/31 2,463
3,325,000 (c) Grupo Aval Ltd 4 .375 02/04/30 2,805
2,880,000 (c) Hana Bank 3 .500 N/A(e) 2,696
9,925,000 HSBC Holdings plc 4 .292 09/12/26 9,743
6,200,000 HSBC Holdings plc 2 .013 09/22/28 5,543
12,400,000 HSBC Holdings plc 7 .390 11/03/28 13,192
11,925,000 HSBC Holdings plc 2 .206 08/17/29 10,451
3,750,000 HSBC Holdings plc 3 .973 05/22/30 3,505
7,000,000 Huntington Bancshares, Inc 5 .625 N/A(e) 6,367
UGX 2,000,000,000 (c),(g) ICBC Standard Bank plc 14 .250 06/26/34 450
EUR 500,000 ING Groep NV 1 .250 02/16/27 514
2,125,000 (c) Intercorp Financial Services, Inc 4 .125 10/19/27 1,992
200,000 (c) Intesa Sanpaolo S.p.A 4 .198 06/01/32 167
31,125,000 JPMorgan Chase & Co 2 .301 10/15/25 30,577
14,600,000 JPMorgan Chase & Co 3 .200 06/15/26 14,049
8,325,000 JPMorgan Chase & Co 4 .323 04/26/28 8,133
EUR 600,000 JPMorgan Chase & Co 1 .638 05/18/28 611
10,500,000 JPMorgan Chase & Co 3 .702 05/06/30 9,837
2,150,000 JPMorgan Chase & Co 1 .953 02/04/32 1,752
19,775,000 JPMorgan Chase & Co 4 .912 07/25/33 19,363
24,425,000 JPMorgan Chase & Co 5 .350 06/01/34 24,519
3,200,000 JPMorgan Chase & Co 6 .254 10/23/34 3,419
2,625,000 JPMorgan Chase & Co 2 .525 11/19/41 1,832
10,750,000 JPMorgan Chase & Co 3 .157 04/22/42 8,179
9,375,000 JPMorgan Chase & Co 6 .875 N/A(e) 9,701
6,250,000 JPMorgan Chase & Co 3 .650 N/A(e) 5,936
5,500,000 JPMorgan Chase & Co 5 .000 N/A(e) 5,482
11,100,000 JPMorgan Chase & Co 6 .100 N/A(e) 11,104
5,950,000 M&T Bank Corp 3 .500 N/A(e) 4,564
3,675,000 (c) Mizrahi Tefahot Bank Ltd 3 .077 04/07/31 3,358
9,225,000 (c) NBK SPC Ltd 1 .625 09/15/27 8,399
2,100,000 (c) Oversea-Chinese Banking Corp Ltd 1 .832 09/10/30 1,985
6,000,000 PNC Financial Services Group, Inc 3 .900 04/29/24 5,992
7,465,000 PNC Financial Services Group, Inc 3 .400 N/A(e) 6,525
CNY 8,000,000 QNB Finance Ltd 3 .150 02/04/26 1,103
7,800,000 Sumitomo Mitsui Financial Group, Inc 1 .474 07/08/25 7,425
11,700,000 Toronto-Dominion Bank 4 .285 09/13/24 11,631
2,350,000 Toronto-Dominion Bank 3 .625 09/15/31 2,248
2,400,000 Truist Financial Corp 4 .000 05/01/25 2,361
5,000,000 Truist Financial Corp 4 .950 N/A(e) 4,905
9,000,000 Truist Financial Corp 4 .800 N/A(e) 8,711
2,350,000 (c) United Overseas Bank Ltd 3 .750 04/15/29 2,348
3,500,000 (c) United Overseas Bank Ltd 2 .000 10/14/31 3,204
5,300,000 Wells Fargo & Co 3 .550 09/29/25 5,168
16,375,000 Wells Fargo & Co 2 .393 06/02/28 14,988
9,600,000 Wells Fargo & Co 6 .303 10/23/29 9,999
8,500,000 (d) Wells Fargo & Co 5 .875 N/A(e) 8,481
5,775,000 (d) Wells Fargo & Co 7 .625 N/A(e) 6,172
6,000,000 Wells Fargo & Co 5 .900 N/A(e) 5,975

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 10,000,000 Wells Fargo & Co 3 .900 % N/A(e) $ 9,514
TOTAL BANKS 721,350
CAPITAL GOODS - 1.0%
3,250,000 Air Lease Corp 3 .125 12/01/30 2,853
EUR 1,000,000 (c) Albion Financing 1 SARL 5 .250 10/15/26 1,085
25,400,000 Boeing Co 2 .196 02/04/26 23,780
5,350,000 Boeing Co 3 .250 02/01/28 4,922
7,600,000 Boeing Co 2 .950 02/01/30 6,564
3,352,000 Boeing Co 3 .250 02/01/35 2,638
3,350,000 Boeing Co 5 .705 05/01/40 3,206
8,425,000 Boeing Co 5 .805 05/01/50 7,971
EUR 200,000 Carrier Global Corp 4 .375 05/29/25 217
EUR 400,000 Carrier Global Corp 4 .125 05/29/28 441
EUR 300,000 Carrier Global Corp 4 .500 11/29/32 343
1,600,000 (c) Cemex SAB de C.V. 5 .125 N/A(e) 1,546
1,300,000 (c) Embraer Netherlands Finance BV 7 .000 07/28/30 1,361
EUR 500,000 (c) Emerald Debt Merger Sub LLC 6 .375 12/15/30 566
3,075,000 (c) H&E Equipment Services, Inc 3 .875 12/15/28 2,815
EUR 500,000 Honeywell International, Inc 3 .750 03/01/36 544
11,500,000 Honeywell International, Inc 5 .250 03/01/54 11,604
8,000,000 L3Harris Technologies, Inc 5 .400 07/31/33 8,050
3,550,000 Lockheed Martin Corp 5 .200 02/15/64 3,510
7,275,000 Northrop Grumman Corp 3 .250 01/15/28 6,874
EUR 500,000 Raytheon Technologies Corp 2 .150 05/18/30 495
5,575,000 Raytheon Technologies Corp 2 .250 07/01/30 4,760
1,925,000 (c) Sociedad Quimica y Minera de Chile S.A. 6 .500 11/07/33 2,015
3,000,000 (c) Sociedad Quimica y Minera de Chile S.A. 3 .500 09/10/51 2,052
5,425,000 Trane Technologies Luxembourg Finance S.A. 3 .800 03/21/29 5,162
2,175,000 Tyco Electronics Group S.A. 3 .700 02/15/26 2,120
300,000 (c) WESCO Distribution, Inc 7 .250 06/15/28 306
TOTAL CAPITAL GOODS 107,800
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
325,000 (c) ASGN, Inc 4 .625 05/15/28 306
250,000 (c) GFL Environmental, Inc 4 .250 06/01/25 246
1,000,000 (c) GFL Environmental, Inc 3 .750 08/01/25 974
313,000 (c) Prime Security Services Borrower LLC 5 .250 04/15/24 312
2,000,000 (c) Prime Security Services Borrower LLC 5 .750 04/15/26 1,994
1,325,000 (c) Prime Security Services Borrower LLC 3 .375 08/31/27 1,217
725,000 (c) Prime Security Services Borrower LLC 6 .250 01/15/28 710
3,771,000 Republic Services, Inc 2 .900 07/01/26 3,613
2,525,000 Waste Management, Inc 2 .500 11/15/50 1,575
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 10,947
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4%
5,575,000 AutoZone, Inc 1 .650 01/15/31 4,493
925,000 (c) Bath & Body Works, Inc 6 .625 10/01/30 945
550,000 (c) Group 1 Automotive, Inc 4 .000 08/15/28 507
875,000 (c) Lithia Motors, Inc 4 .625 12/15/27 840
8,850,000 Lowe's Cos, Inc 4 .250 04/01/52 7,251
5,100,000 O'Reilly Automotive, Inc 3 .550 03/15/26 4,944
6,875,000 O'Reilly Automotive, Inc 3 .600 09/01/27 6,570
4,075,000 O'Reilly Automotive, Inc 4 .200 04/01/30 3,897
12,400,000 O'Reilly Automotive, Inc 1 .750 03/15/31 10,035
5,050,000 (c) Prosus NV 4 .987 01/19/52 3,714
3,000,000 (c) Staples, Inc 7 .500 04/15/26 2,928
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 46,124

CREF Core Bond Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
CONSUMER DURABLES & APPAREL - 0.0%
EUR 500,000 Whirlpool EMEA Finance Sarl 0 .500% 02/20/28 $ 478
TOTAL CONSUMER DURABLES & APPAREL 478
CONSUMER SERVICES - 0.5%
$ 9,820,000 Amherst College 4 .100 11/01/45 8,693
3,000,000 (c) Genm Capital Labuan Ltd 3 .882 04/19/31 2,627
125,000 (c) Hilton Domestic Operating Co, Inc 5 .750 05/01/28 125
1,151,000 (c) International Game Technology plc 6 .500 02/15/25 1,155
8,000,000 President and Fellows of Harvard College 3 .529 10/01/31 7,417
14,250,000 President and Fellows of Harvard College 3 .619 10/01/37 12,333
1,000,000 Sands China Ltd 2 .300 03/08/27 906
2,100,000 Sands China Ltd 5 .900 08/08/28 2,060
15,000,000 Smith College 4 .620 07/01/45 13,562
TOTAL CONSUMER SERVICES 48,878
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
4,000,000 Costco Wholesale Corp 1 .600 04/20/30 3,368
1,200,000 SYSCO Corp 6 .000 01/17/34 1,277
5,450,000 SYSCO Corp 3 .150 12/14/51 3,733
8,500,000 Walmart, Inc 1 .800 09/22/31 7,057
4,000,000 Walmart, Inc 2 .500 09/22/41 2,873
7,400,000 Walmart, Inc 4 .500 04/15/53 6,840
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 25,148
ENERGY - 2.7%
EUR 500,000 BP Capital Markets plc 1 .231 05/08/31 465
2,973,000 Cenovus Energy, Inc 5 .400 06/15/47 2,800
6,850,000 Cheniere Energy Partners LP 3 .250 01/31/32 5,835
900,000 Chevron USA, Inc 3 .900 11/15/24 892
7,200,000 Diamondback Energy, Inc 4 .400 03/24/51 5,964
2,000,000 Ecopetrol S.A. 6 .875 04/29/30 1,953
2,125,000 Ecopetrol S.A. 4 .625 11/02/31 1,768
200,000 Ecopetrol S.A. 8 .875 01/13/33 212
400,000 Ecopetrol S.A. 8 .375 01/19/36 404
3,000,000 (c) EIG Pearl Holdings Sarl 3 .545 08/31/36 2,558
3,000,000 (c) Empresa Nacional del Petroleo 5 .250 11/06/29 2,937
12,968,000 Enbridge, Inc 3 .125 11/15/29 11,838
3,925,000 Enbridge, Inc 5 .700 03/08/33 4,020
2,950,000 Enbridge, Inc 3 .400 08/01/51 2,075
4,575,000 Energy Transfer LP 2 .900 05/15/25 4,440
4,725,000 Energy Transfer LP 4 .750 01/15/26 4,675
6,350,000 Energy Transfer LP 4 .950 06/15/28 6,299
4,225,000 Energy Transfer LP 5 .250 04/15/29 4,230
2,900,000 Energy Transfer LP 5 .750 02/15/33 2,946
5,100,000 Energy Transfer LP 6 .550 12/01/33 5,475
3,100,000 Energy Transfer LP 5 .550 05/15/34 3,109
775,000 Energy Transfer LP 5 .400 10/01/47 715
8,700,000 Energy Transfer LP 6 .250 04/15/49 8,929
9,125,000 Energy Transfer LP 5 .000 05/15/50 8,006
3,100,000 Energy Transfer LP 5 .950 05/15/54 3,094
2,950,000 Energy Transfer Operating LP 5 .500 06/01/27 2,968
5,125,000 Enterprise Products Operating LLC 3 .700 02/15/26 5,008
5,425,000 Enterprise Products Operating LLC 3 .125 07/31/29 5,004
2,650,000 Enterprise Products Operating LLC 4 .250 02/15/48 2,268
6,200,000 Enterprise Products Operating LLC 4 .200 01/31/50 5,241
4,500,000 Enterprise Products Operating LLC 3 .200 02/15/52 3,152
6,500,000 Enterprise Products Operating LLC 3 .300 02/15/53 4,613
450,000 (c) EQM Midstream Partners LP 6 .000 07/01/25 451
2,548,320 (c) Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 2,191
3,300,000 (c) Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 2,683
14,875,000 Marathon Oil Corp 5 .300 04/01/29 14,848

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 8,375,000 Marathon Petroleum Corp 3 .800% 04/01/28 $ 8,035
5,060,000 Marathon Petroleum Corp 4 .750 09/15/44 4,502
5,500,000 Marathon Petroleum Corp 5 .000 09/15/54 4,895
725,000 (c) MEG Energy Corp 5 .875 02/01/29 712
3,525,000 (c) Midwest Connector Capital Co LLC 4 .625 04/01/29 3,403
8,950,000 MPLX LP 1 .750 03/01/26 8,366
20,000,000 MPLX LP 2 .650 08/15/30 17,202
5,825,000 MPLX LP 4 .700 04/15/48 4,969
275,000 Murphy Oil Corp 5 .875 12/01/27 273
950,000 NAK Naftogaz Ukraine via Kondor Finance plc 7 .650 07/31/24 770
2,200,000 Occidental Petroleum Corp 5 .550 03/15/26 2,208
5,325,000 ONEOK, Inc 3 .250 06/01/30 4,813
5,000,000 ONEOK, Inc 4 .500 03/15/50 4,077
315,000 (c) Parkland Corp 4 .625 05/01/30 290
500,000 (c) Parkland Fuel Corp 5 .875 07/15/27 496
200,000 (c) Pertamina Persero PT 3 .650 07/30/29 186
300,000 Petroleos Mexicanos 6 .840 01/23/30 265
5,300,000 Petroleos Mexicanos 5 .950 01/28/31 4,251
3,000,000 Petroleos Mexicanos 6 .700 02/16/32 2,495
13,575,000 Phillips 66 2 .150 12/15/30 11,388
3,225,000 Phillips 66 3 .300 03/15/52 2,256
2,375,000 Phillips 66 Co 4 .680 02/15/45 2,108
475,000 Plains All American Pipeline LP 3 .800 09/15/30 435
3,300,000 (c) Promigas S.A. ESP 3 .750 10/16/29 2,909
3,200,000 (c) QazaqGaz NC JSC 4 .375 09/26/27 3,007
1,913,035 (c) Rio Oil Finance Trust 8 .200 04/06/28 1,946
6,200,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 6,249
4,800,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 4,616
1,162,000 (c) Saka Energi Indonesia PT 4 .450 05/05/24 1,161
3,000,000 (c) Saudi Arabian Oil Co 3 .250 11/24/50 2,023
6,500,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 6,247
425,000 Targa Resources Partners LP 6 .500 07/15/27 430
350,000 (c) Tengizchevroil Finance Co International Ltd 2 .625 08/15/25 332
4,300,000 (c) Thaioil Treasury Center Co Ltd 2 .500 06/18/30 3,619
11,000,000 TotalEnergies Capital International S.A. 3 .127 05/29/50 7,834
4,675,000 Williams Cos, Inc 2 .600 03/15/31 3,983
9,250,000 Williams Cos, Inc 5 .650 03/15/33 9,490
TOTAL ENERGY 286,307
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.3%
5,100,000 Agree LP 2 .000 06/15/28 4,484
1,675,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/28 1,604
5,500,000 Alexandria Real Estate Equities, Inc 4 .900 12/15/30 5,422
2,418,000 American Tower Corp 3 .375 10/15/26 2,309
EUR 450,000 American Tower Corp 0 .450 01/15/27 445
1,600,000 American Tower Corp 3 .600 01/15/28 1,512
4,350,000 American Tower Corp 3 .800 08/15/29 4,060
13,700,000 American Tower Corp 2 .900 01/15/30 12,045
2,750,000 American Tower Corp 2 .100 06/15/30 2,284
3,825,000 American Tower Corp 1 .875 10/15/30 3,101
4,125,000 Brandywine Operating Partnership LP 4 .100 10/01/24 4,078
5,825,000 Brixmor Operating Partnership LP 3 .850 02/01/25 5,725
1,075,000 Brixmor Operating Partnership LP 2 .250 04/01/28 955
3,200,000 CubeSmart LP 2 .250 12/15/28 2,807
GBP 400,000 Digital Stout Holding LLC 3 .750 10/17/30 463
2,275,000 Equinix, Inc 2 .150 07/15/30 1,885
6,700,000 Essex Portfolio LP 3 .000 01/15/30 5,942
3,875,000 Extra Space Storage LP 2 .400 10/15/31 3,188
6,600,000 Healthcare Realty Holdings LP 3 .875 05/01/25 6,452
6,250,000 Healthcare Realty Holdings LP 3 .500 08/01/26 5,965
3,000,000 Healthcare Realty Holdings LP 3 .625 01/15/28 2,770
8,975,000 Healthcare Realty Holdings LP 3 .100 02/15/30 7,814

CREF Core Bond Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,750,000 Healthcare Realty Holdings LP 2 .400% 03/15/30 $ 1,432
1,050,000 Healthcare Realty Holdings LP 2 .050 03/15/31 810
7,950,000 Highwoods Realty LP 3 .875 03/01/27 7,483
2,900,000 Highwoods Realty LP 4 .125 03/15/28 2,712
2,875,000 Highwoods Realty LP 4 .200 04/15/29 2,617
4,000,000 Highwoods Realty LP 3 .050 02/15/30 3,373
3,845,000 (c) Iron Mountain, Inc 7 .000 02/15/29 3,918
2,750,000 Kite Realty Group LP 5 .500 03/01/34 2,733
5,300,000 Kite Realty Group Trust 4 .750 09/15/30 5,071
4,475,000 Mid-America Apartments LP 3 .750 06/15/24 4,454
4,300,000 Mid-America Apartments LP 4 .000 11/15/25 4,214
11,100,000 Mid-America Apartments LP 2 .750 03/15/30 9,816
3,025,000 Mid-America Apartments LP 1 .700 02/15/31 2,436
2,575,000 Mid-America Apartments LP 2 .875 09/15/51 1,648
600,000 National Retail Properties, Inc 4 .000 11/15/25 587
3,000,000 National Retail Properties, Inc 3 .600 12/15/26 2,865
1,800,000 NNN REIT, Inc 5 .600 10/15/33 1,822
GBP 300,000 ProLogis International Funding II S.A. 2 .750 02/22/32 324
1,275,000 ProLogis LP 2 .875 11/15/29 1,152
3,125,000 ProLogis LP 1 .750 07/01/30 2,596
6,350,000 Regency Centers LP 3 .900 11/01/25 6,155
1,025,000 Regency Centers LP 3 .600 02/01/27 986
5,500,000 Regency Centers LP 2 .950 09/15/29 4,921
8,150,000 (c) SBA Tower Trust 2 .836 01/15/25 7,955
11,046,000 (c) SBA Tower Trust 1 .884 01/15/26 10,311
25,315,000 (c) SBA Tower Trust 1 .631 11/15/26 22,906
42,100,000 (c) SBA Tower Trust 1 .840 04/15/27 37,726
2,968,000 SITE Centers Corp 3 .625 02/01/25 2,922
3,850,000 SITE Centers Corp 4 .700 06/01/27 3,797
2,150,000 (c) Trust Fibra Uno 7 .375 02/13/34 2,145
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 247,197
FINANCIAL SERVICES - 2.5%
8,975,000 AerCap Ireland Capital DAC 1 .750 01/30/26 8,380
21,944,000 AerCap Ireland Capital DAC 3 .000 10/29/28 19,855
2,250,000 AerCap Ireland Capital DAC 3 .850 10/29/41 1,782
1,375,000 American Express Co 2 .550 03/04/27 1,284
7,500,000 American Express Co 3 .550 N/A(e) 6,942
10,000,000 Bank of New York Mellon Corp 4 .700 N/A(e) 9,812
EUR 400,000 (c) Blackstone Private Credit Fund 1 .750 11/30/26 397
EUR 500,000 Capital One Financial Corp 0 .800 06/12/24 536
6,635,000 (d) Capital One Financial Corp 3 .950 N/A(e) 5,894
7,000,000 Charles Schwab Corp 5 .375 N/A(e) 6,952
6,250,000 Community Preservation Corp 2 .867 02/01/30 5,460
3,200,000 (c) Corebridge Financial, Inc 6 .050 09/15/33 3,296
4,350,000 Corebridge Financial, Inc 5 .750 01/15/34 4,438
EUR 500,000 Deutsche Bank AG. 5 .000 09/05/30 560
600,000 Deutsche Bank AG. 3 .742 01/07/33 496
7,525,000 Discover Bank 2 .450 09/12/24 7,413
7,305,000 Discover Bank 3 .450 07/27/26 6,957
3,750,000 Discover Bank 2 .700 02/06/30 3,223
200,000 (c) ENN Clean Energy International Investment Ltd 3 .375 05/12/26 189
1,825,000 (c) Equitable Financial Life Global Funding 1 .400 07/07/25 1,730
3,543,000 Equitable Holdings, Inc 4 .950 N/A(e) 3,463
EUR 375,000 Fidelity National Information Services, Inc 1 .100 07/15/24 401
6,575,000 Fiserv, Inc 5 .450 03/15/34 6,659
12,825,000 Goldman Sachs Group, Inc 3 .500 04/01/25 12,582
EUR 500,000 Goldman Sachs Group, Inc 1 .250 02/07/29 488
6,000,000 Goldman Sachs Group, Inc 1 .992 01/27/32 4,855
12,080,000 Goldman Sachs Group, Inc 2 .615 04/22/32 10,138
3,500,000 Goldman Sachs Group, Inc 4 .411 04/23/39 3,133
6,825,000 Goldman Sachs Group, Inc 3 .436 02/24/43 5,287

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,000,000 Goldman Sachs Group, Inc 3 .800 % N/A(e) $ 2,794
200,000 (c) Indian Railway Finance Corp Ltd 3 .249 02/13/30 178
3,600,000 (c) Indian Railway Finance Corp Ltd 2 .800 02/10/31 3,050
1,700,000 (c),(d) Indian Railway Finance Corp Ltd 3 .570 01/21/32 1,502
2,608,000 (c) Mexico Remittances Funding Fiduciary Estate
Management Sarl
4 .875 01/15/28 2,340
2,789,400 (c) Minejesa Capital BV 4 .625 08/10/30 2,647
10,000,000 Morgan Stanley 2 .188 04/28/26 9,648
31,425,000 Morgan Stanley 3 .125 07/27/26 30,058
EUR 700,000 Morgan Stanley 1 .342 10/23/26 728
1,400,000 Morgan Stanley 5 .449 07/20/29 1,412
6,600,000 Morgan Stanley 6 .407 11/01/29 6,921
EUR 300,000 (a) Morgan Stanley 3 .790 03/21/30 326
EUR 500,000 Morgan Stanley 2 .950 05/07/32 518
14,250,000 Morgan Stanley 5 .250 04/21/34 14,139
5,150,000 Morgan Stanley 5 .424 07/21/34 5,166
4,440,000 Northern Trust Corp 4 .600 N/A(e) 4,261
3,350,000 (c) Power Finance Corp Ltd 3 .950 04/23/30 3,055
550,000 Springleaf Finance Corp 5 .375 11/15/29 517
6,950,000 State Street Corp 6 .700 N/A(e) 7,052
8,825,000 UBS Group AG. 3 .750 03/26/25 8,659
2,950,000 (c) UBS Group AG. 2 .193 06/05/26 2,828
9,100,000 (c) UBS Group AG. 1 .305 02/02/27 8,400
6,200,000 (c) UBS Group AG. 6 .442 08/11/28 6,383
3,065,000 (c) UBS Group AG. 3 .179 02/11/43 2,242
4,225,000 Visa, Inc 2 .700 04/15/40 3,166
TOTAL FINANCIAL SERVICES 270,592
FOOD, BEVERAGE & TOBACCO - 1.3%
1,600,000 (c) Anadolu Efes Biracilik Ve Malt Sanayii AS. 3 .375 06/29/28 1,394
6,975,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 6,744
12,875,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 12,235
16,850,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 01/23/29 16,845
7,500,000 Anheuser-Busch InBev Worldwide, Inc 5 .000 06/15/34 7,545
11,500,000 BAT Capital Corp 2 .259 03/25/28 10,237
10,225,000 BAT Capital Corp 4 .906 04/02/30 10,003
4,400,000 BAT Capital Corp 2 .726 03/25/31 3,700
10,000,000 BAT International Finance plc 4 .448 03/16/28 9,710
225,000 (c) Becle SAB de C.V. 2 .500 10/14/31 179
3,800,000 (c) Bimbo Bakeries USA, Inc 6 .050 01/15/29 3,932
3,875,000 (c) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 3,291
3,000,000 (c) Coca-Cola Icecek AS. 4 .500 01/20/29 2,798
1,700,000 Constellation Brands, Inc 4 .400 11/15/25 1,674
2,675,000 Constellation Brands, Inc 3 .700 12/06/26 2,581
1,050,000 Constellation Brands, Inc 3 .150 08/01/29 956
6,900,000 Constellation Brands, Inc 2 .875 05/01/30 6,104
20,175,000 Constellation Brands, Inc 2 .250 08/01/31 16,664
4,500,000 Diageo Capital plc 1 .375 09/29/25 4,258
2,500,000 (c) Grupo Bimbo SAB de C.V. 4 .700 11/10/47 2,172
3,950,000 Kraft Heinz Foods Co 4 .375 06/01/46 3,336
EUR 300,000 (c) Mondelez International Holdings Netherlands BV 1 .250 09/09/41 227
11,000,000 Philip Morris International, Inc 5 .250 02/13/34 10,902
250,000 (c) Sigma Alimentos S.A. de C.V. 4 .125 05/02/26 242
TOTAL FOOD, BEVERAGE & TOBACCO 137,729
HEALTH CARE EQUIPMENT & SERVICES - 1.3%
1,500,000 Abbott Laboratories 5 .300 05/27/40 1,549
EUR 200,000 Becton Dickinson & Co 3 .519 02/08/31 216
12,500,000 Bon Secours Mercy Health, Inc 3 .382 11/01/25 12,113
1,925,000 Boston Scientific Corp 2 .650 06/01/30 1,695
3,285,000 Centene Corp 2 .450 07/15/28 2,913
2,910,000 Centene Corp 3 .000 10/15/30 2,495
19,230,000 Children's Hospital Medic 4 .268 05/15/44 16,921

CREF Core Bond Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 9,750,000 CVS Health Corp 4 .780% 03/25/38 $ 9,004
4,050,000 CVS Health Corp 2 .700 08/21/40 2,812
21,150,000 CVS Health Corp 5 .050 03/25/48 19,208
4,105,000 Dartmouth-Hitchcock Health 4 .178 08/01/48 3,285
10,775,000 Elevance Health, Inc 2 .250 05/15/30 9,215
4,750,000 Elevance Health, Inc 5 .125 02/15/53 4,552
4,225,000 HCA, Inc 5 .625 09/01/28 4,278
6,200,000 HCA, Inc 3 .625 03/15/32 5,488
5,350,000 HCA, Inc 4 .625 03/15/52 4,471
3,500,000 (c) Hologic, Inc 3 .250 02/15/29 3,137
6,125,000 Humana, Inc 2 .150 02/03/32 4,897
2,700,000 Humana, Inc 5 .875 03/01/33 2,786
EUR 250,000 (c) IQVIA, Inc 1 .750 03/15/26 258
GBP 500,000 McKesson Corp 3 .125 02/17/29 590
2,925,000 McKesson Corp 5 .100 07/15/33 2,952
7,625,000 Medtronic Global Holdings S.C.A 4 .250 03/30/28 7,491
5,000,000 New York and Presbyterian Hospital 3 .563 08/01/36 4,335
EUR 450,000 Stryker Corp 2 .625 11/30/30 464
375,000 Tenet Healthcare Corp 4 .625 06/15/28 357
5,775,000 UnitedHealth Group, Inc 2 .950 10/15/27 5,435
10,700,000 UnitedHealth Group, Inc 2 .300 05/15/31 9,065
3,250,000 UnitedHealth Group, Inc 3 .750 10/15/47 2,569
TOTAL HEALTH CARE EQUIPMENT & SERVICES 144,551
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
6,220,000 Church & Dwight Co, Inc 2 .300 12/15/31 5,171
EUR 750,000 (c) Coty, Inc 3 .875 04/15/26 799
5,975,000 Haleon US Capital LLC 3 .375 03/24/27 5,718
5,725,000 Haleon US Capital LLC 3 .625 03/24/32 5,159
EUR 300,000 Procter & Gamble Co 3 .250 08/02/31 330
EUR 600,000 The Procter & Gamble Company 0 .625 10/30/24 636
EUR 400,000 The Procter & Gamble Company 1 .875 10/30/38 369
EUR 500,000 Unilever Finance Netherlands BV 1 .125 02/12/27 511
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 18,693
INSURANCE - 1.4%
825,000 (c) Alliant Holdings Intermediate LLC 4 .250 10/15/27 777
6,800,000 (c) Allianz SE 6 .350 09/06/53 7,138
4,925,000 Aon Corp 2 .800 05/15/30 4,338
3,900,000 Aon Corp 5 .350 02/28/33 3,921
8,306,000 Aon Global Ltd 3 .500 06/14/24 8,267
5,250,000 AXIS Specialty Finance LLC 4 .900 01/15/40 4,683
16,000,000 Berkshire Hathaway Finance Corp 2 .850 10/15/50 10,798
1,400,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 1,132
EUR 500,000 Chubb INA Holdings, Inc 1 .550 03/15/28 504
EUR 450,000 Chubb INA Holdings, Inc 1 .400 06/15/31 425
EUR 300,000 Credit Agricole Assurances S.A. 1 .500 10/06/31 269
EUR 400,000 Equitable Financial Life Global Funding 0 .600 06/16/28 382
EUR 250,000 (c) Fairfax Financial Holdings Ltd 2 .750 03/29/28 258
7,325,000 (c) Five Corners Funding Trust II 2 .850 05/15/30 6,420
3,000,000 (c) Hanwha Life Insurance Co Ltd 3 .379 02/04/32 2,780
22,408,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 20,106
1,100,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 944
2,500,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 1,633
EUR 750,000 Liberty Mutual Group, Inc 2 .750 05/04/26 790
EUR 400,000 (c) Liberty Mutual Group, Inc 4 .625 12/02/30 449
4,100,000 (c) Liberty Mutual Group, Inc 3 .951 10/15/50 3,083
7,000,000 MetLife, Inc 3 .600 04/10/24 6,997
1,250,000 MetLife, Inc 3 .600 11/13/25 1,220
1,750,000 MetLife, Inc 5 .000 07/15/52 1,648
11,820,000 MetLife, Inc 3 .850 N/A(e) 11,361
GBP 200,000 Metropolitan Life Global Funding I 4 .125 09/02/25 249

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 8,200,000 (c) Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5 .875% 05/23/42 $ 8,309
11,875,000 PartnerRe Finance B LLC 4 .500 10/01/50 10,823
5,250,000 Principal Financial Group, Inc 2 .125 06/15/30 4,398
1,450,000 Prudential Financial, Inc 3 .905 12/07/47 1,157
6,960,000 Prudential Financial, Inc 3 .700 10/01/50 6,084
3,875,000 Prudential Financial, Inc 5 .125 03/01/52 3,632
3,950,000 Prudential Financial, Inc 6 .500 03/15/54 4,005
3,275,000 Reinsurance Group of America, Inc 3 .900 05/15/29 3,091
5,600,000 (c) Swiss Re Finance Luxembourg S.A. 5 .000 04/02/49 5,432
TOTAL INSURANCE 147,503
MATERIALS - 0.8%
7,975,000 Albemarle Corp 4 .650 06/01/27 7,826
2,600,000 (c) Alpek SAB de C.V. 3 .250 02/25/31 2,226
852,000 Amcor Flexibles North America, Inc 3 .100 09/15/26 798
4,879,000 Amcor Flexibles North America, Inc 2 .630 06/19/30 4,201
9,400,000 (d) Amcor Flexibles North America, Inc 2 .690 05/25/31 7,987
11,325,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 9,896
2,000,000 (c) Antofagasta plc 5 .625 05/13/32 2,006
EUR 500,000 (c) Ardagh Metal Packaging Finance USA LLC 2 .000 09/01/28 458
375,000 (c) Avient Corp 5 .750 05/15/25 373
1,875,000 Ball Corp 2 .875 08/15/30 1,600
14,250,000 Berry Global, Inc 1 .570 01/15/26 13,321
200,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 187
3,000,000 (c) Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 2,791
1,650,000 (c) Celulosa Arauco y Constitucion S.A. 4 .200 01/29/30 1,510
4,200,000 (c) Corp Nacional del Cobre de Chile 3 .625 08/01/27 3,972
1,250,000 (c) Corp Nacional del Cobre de Chile 6 .440 01/26/36 1,287
EUR 500,000 Dow Chemical Co 0 .500 03/15/27 495
1,800,000 (c) Freeport Indonesia PT 4 .763 04/14/27 1,753
2,400,000 (c) Fresnillo plc 4 .250 10/02/50 1,808
3,600,000 (c) Inversiones CMPC S.A. 3 .000 04/06/31 3,076
2,800,000 (c) MEGlobal BV 2 .625 04/28/28 2,492
6,675,000 Nutrien Ltd 2 .950 05/13/30 5,950
1,920,000 (c) OCI NV 4 .625 10/15/25 1,875
875,000 (c) OCP S.A. 3 .750 06/23/31 745
EUR 250,000 (c) OI European Group BV 6 .250 05/15/28 281
EUR 250,000 (c) Olympus Water US Holding Corp 3 .875 10/01/28 252
300,000 (c) Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 276
2,075,000 Sasol Financing USA LLC 4 .375 09/18/26 1,957
300,000 Sasol Financing USA LLC 5 .500 03/18/31 253
1,800,000 (c) St. Marys Cement, Inc Canada 5 .750 04/02/34 1,782
4,300,000 Suzano Austria GmbH 3 .125 01/15/32 3,572
200,000 (c) UltraTech Cement Ltd 2 .800 02/16/31 169
TOTAL MATERIALS 87,175
MEDIA & ENTERTAINMENT - 1.1%
EUR 750,000 (c) BOI Finance BV 7 .500 02/16/27 762
5,000,000 (c) CCO Holdings LLC 4 .250 02/01/31 4,083
10,200,000 (d) Charter Communications Operating LLC 4 .400 04/01/33 9,039
14,100,000 Charter Communications Operating LLC 3 .500 03/01/42 9,408
6,150,000 Charter Communications Operating LLC 5 .125 07/01/49 4,765
20,345,000 Charter Communications Operating LLC 4 .800 03/01/50 15,060
3,000,000 Charter Communications Operating LLC 3 .700 04/01/51 1,855
EUR 450,000 Comcast Corp 0 .250 05/20/27 442
17,000,000 Comcast Corp 3 .200 07/15/36 13,965
1,925,000 Comcast Corp 3 .900 03/01/38 1,678
28,050,000 Comcast Corp 2 .887 11/01/51 18,208
GBP 300,000 Discovery Communications LLC 2 .500 09/20/24 373
650,000 Lamar Media Corp 3 .750 02/15/28 607
1,000,000 Lamar Media Corp 4 .000 02/15/30 909
2,675,000 (c) Sirius XM Radio, Inc 4 .125 07/01/30 2,338

CREF Core Bond Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
GBP 200,000 Time Warner Cable LLC 5 .750% 06/02/31 $ 245
$ 4,400,000 Time Warner Cable LLC 5 .875 11/15/40 3,811
3,450,000 Time Warner Cable LLC 4 .500 09/15/42 2,552
EUR 700,000 (c) VZ Secured Financing BV 3 .500 01/15/32 661
9,800,000 Warnermedia Holdings, Inc 3 .755 03/15/27 9,353
18,225,000 Warnermedia Holdings, Inc 5 .050 03/15/42 15,664
2,375,000 Warnermedia Holdings, Inc 5 .141 03/15/52 1,971
2,700,000 (d) Weibo Corp 3 .375 07/08/30 2,344
1,413,000 (c) Ziff Davis, Inc 4 .625 10/15/30 1,274
TOTAL MEDIA & ENTERTAINMENT 121,367
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
EUR 550,000 AbbVie, Inc 1 .250 06/01/24 591
9,400,000 AbbVie, Inc 5 .050 03/15/34 9,517
9,850,000 AbbVie, Inc 4 .050 11/21/39 8,770
4,650,000 AbbVie, Inc 5 .400 03/15/54 4,786
16,075,000 Amgen, Inc 5 .250 03/02/33 16,210
12,925,000 Amgen, Inc 5 .650 03/02/53 13,170
7,350,000 AstraZeneca Finance LLC 1 .200 05/28/26 6,790
3,795,000 AstraZeneca Finance LLC 2 .250 05/28/31 3,206
EUR 500,000 (c) Avantor Funding, Inc 3 .875 07/15/28 523
1,500,000 (c) Avantor Funding, Inc 4 .625 07/15/28 1,421
3,125,000 Danaher Corp 2 .800 12/10/51 2,058
4,700,000 Eli Lilly & Co 5 .000 02/09/54 4,674
10,600,000 Gilead Sciences, Inc 5 .250 10/15/33 10,817
5,500,000 Gilead Sciences, Inc 5 .550 10/15/53 5,693
4,025,000 Merck & Co, Inc 2 .750 12/10/51 2,631
EUR 600,000 (c) Organon Finance  LLC 2 .875 04/30/28 602
250,000 (c) Organon Finance  LLC 5 .125 04/30/31 222
4,150,000 Pfizer Investment Enterprises Pte Ltd 4 .750 05/19/33 4,086
31,850,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 31,666
EUR 300,000 Sartorius Finance BV 4 .375 09/14/29 335
EUR 500,000 Takeda Pharmaceutical Co Ltd 2 .000 07/09/40 425
1,045,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 1,012
EUR 800,000 Thermo Fisher Scientific Finance I BV 0 .800 10/18/30 744
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 129,949
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
EUR 200,000 Vonovia SE 0 .625 12/14/29 179
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 179
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
25,131,000 (c) Broadcom, Inc 4 .926 05/15/37 23,851
1,675,000 Intel Corp 3 .734 12/08/47 1,301
8,375,000 NVIDIA Corp 2 .000 06/15/31 7,077
1,100,000 (c) NXP BV 2 .700 05/01/25 1,067
5,450,000 NXP BV 3 .875 06/18/26 5,291
3,475,000 NXP BV 4 .400 06/01/27 3,407
4,100,000 NXP BV 3 .125 02/15/42 2,956
4,800,000 (c) SK Hynix, Inc 1 .500 01/19/26 4,470
2,200,000 Texas Instruments, Inc 4 .150 05/15/48 1,894
4,000,000 Texas Instruments, Inc 5 .000 03/14/53 3,925
4,000,000 (c) TSMC Global Ltd 1 .000 09/28/27 3,495
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 58,734
SOFTWARE & SERVICES - 0.8%
7,350,000 Adobe, Inc 2 .300 02/01/30 6,468
200,000 (c) CA Magnum Holdings 5 .375 10/31/26 191
900,000 (c) Gartner, Inc 3 .750 10/01/30 806
EUR 400,000 International Business Machines Corp 0 .650 02/11/32 352
26,300,000 Microsoft Corp 2 .400 08/08/26 24,961
2,200,000 (c) Microsoft Corp 3 .400 09/15/26 2,131

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 4,120,000 Microsoft Corp 2 .525% 06/01/50 $ 2,707
550,000 (c) Open Text Holdings, Inc 4 .125 02/15/30 493
8,025,000 Oracle Corp 4 .900 02/06/33 7,857
17,650,000 Oracle Corp 5 .550 02/06/53 17,266
3,000,000 Roper Technologies, Inc 1 .400 09/15/27 2,662
10,050,000 Roper Technologies, Inc 2 .000 06/30/30 8,388
9,650,000 Salesforce, Inc 2 .700 07/15/41 6,983
TOTAL SOFTWARE & SERVICES 81,265
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
4,325,000 Amphenol Corp 2 .800 02/15/30 3,870
4,825,000 Apple, Inc 2 .450 08/04/26 4,584
26,100,000 Apple, Inc 2 .050 09/11/26 24,500
3,225,000 Apple, Inc 4 .650 02/23/46 3,102
4,675,000 Apple, Inc 2 .650 02/08/51 3,078
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 39,134
TELECOMMUNICATION SERVICES - 2.1%
GBP 300,000 AT&T, Inc 2 .900 12/04/26 359
EUR 500,000 AT&T, Inc 2 .350 09/05/29 513
42,943,000 AT&T, Inc 2 .550 12/01/33 34,396
8,325,000 AT&T, Inc 4 .500 05/15/35 7,776
7,375,000 AT&T, Inc 3 .500 06/01/41 5,757
38,320,000 AT&T, Inc 3 .550 09/15/55 26,794
6,553,000 AT&T, Inc 3 .800 12/01/57 4,745
225,000 (c) Bharti Airtel Ltd 3 .250 06/03/31 198
3,000,000 (c) C&W Senior Financing Designated Activity Co 6 .875 09/15/27 2,833
850,000 Deutsche Telekom International Finance BV 8 .750 06/15/30 1,005
500,000 (c) Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 398
EUR 665,000 (c) Iliad Holding SAS 5 .125 10/15/26 708
1,375,000 (c) Millicom International Cellular S.A. 4 .500 04/27/31 1,179
2,750,000 (c) Millicom International Cellular S.A. 7 .375 04/02/32 2,750
4,000,000 (c) MTN Mauritius Investment Ltd 6 .500 10/13/26 4,020
2,425,000 Orange S.A. 5 .375 01/13/42 2,414
3,300,000 (c) Sitios Latinoamerica SAB de C.V. 5 .375 04/04/32 3,083
900,000 (c) Telecomunicaciones Digitales S.A. 4 .500 01/30/30 809
22,975,000 T-Mobile USA, Inc 2 .625 02/15/29 20,560
30,200,000 T-Mobile USA, Inc 3 .875 04/15/30 28,291
8,800,000 T-Mobile USA, Inc 5 .050 07/15/33 8,704
2,225,000 T-Mobile USA, Inc 3 .000 02/15/41 1,639
7,800,000 T-Mobile USA, Inc 3 .300 02/15/51 5,454
EUR 400,000 Verizon Communications, Inc 1 .875 10/26/29 400
EUR 200,000 Verizon Communications, Inc 4 .250 10/31/30 226
10,300,000 Verizon Communications, Inc 1 .750 01/20/31 8,361
8,450,000 Verizon Communications, Inc 2 .550 03/21/31 7,219
38,051,000 Verizon Communications, Inc 2 .355 03/15/32 31,270
EUR 300,000 Verizon Communications, Inc 2 .875 01/15/38 295
GBP 1,000,000 (c) Vmed O2 UK Financing I plc 4 .500 07/15/31 1,073
6,550,000 Vodafone Group plc 4 .375 02/19/43 5,659
5,125,000 Vodafone Group plc 4 .250 09/17/50 4,137
TOTAL TELECOMMUNICATION SERVICES 223,025
TRANSPORTATION - 0.4%
1,850,000 (c) Adani Ports & Special Economic Zone Ltd 4 .000 07/30/27 1,696
2,000,000 (c) Adani Ports & Special Economic Zone Ltd 4 .200 08/04/27 1,846
2,700,000 (c) Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 2,149
1,450,000 (c) Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 1,063
4,075,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 2,797
1,300,000 Canadian Pacific Railway Co 2 .050 03/05/30 1,106
5,600,000 Canadian Pacific Railway Co 3 .100 12/02/51 3,864
2,040,000 CSX Corp 2 .600 11/01/26 1,929
1,525,000 CSX Corp 3 .800 03/01/28 1,475

CREF Core Bond Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 14,175,000 CSX Corp 4 .250% 03/15/29 $ 13,876
1,550,000 (c) Empresa de los Ferrocarriles del Estado 3 .068 08/18/50 932
3,800,000 (c) ENA Master Trust 4 .000 05/19/48 2,662
3,260,000 (c) Misc Capital Two Labuan Ltd 3 .750 04/06/27 3,113
5,100,000 Union Pacific Corp 2 .891 04/06/36 4,160
2,275,000 Union Pacific Corp 3 .839 03/20/60 1,747
TOTAL TRANSPORTATION 44,415
UTILITIES - 3.1%
1,950,000 (c) Adani Electricity Mumbai Ltd 3 .867 07/22/31 1,600
1,650,000 AEP Transmission Co LLC 3 .100 12/01/26 1,569
1,650,000 AEP Transmission Co LLC 4 .000 12/01/46 1,360
4,750,000 AEP Transmission Co LLC 2 .750 08/15/51 2,987
1,175,000 AEP Transmission Co LLC 5 .400 03/15/53 1,170
3,475,000 Alabama Power Co 4 .150 08/15/44 2,932
6,025,000 Alabama Power Co 3 .450 10/01/49 4,453
3,971,763 (c) Alfa Desarrollo S.p.A 4 .550 09/27/51 3,035
17,400,000 Ameren Illinois Co 4 .950 06/01/33 17,221
3,225,000 Ameren Illinois Co 5 .900 12/01/52 3,454
2,750,000 American Water Capital Corp 3 .000 12/01/26 2,598
4,000,000 American Water Capital Corp 2 .800 05/01/30 3,521
8,500,000 American Water Capital Corp 2 .300 06/01/31 7,082
2,375,000 American Water Capital Corp 4 .000 12/01/46 1,960
4,500,000 American Water Capital Corp 3 .750 09/01/47 3,551
5,788,000 Appalachian Power Co 4 .450 06/01/45 4,783
8,475,000 Atmos Energy Corp 1 .500 01/15/31 6,802
1,175,000 Atmos Energy Corp 4 .125 10/15/44 1,014
5,325,000 Atmos Energy Corp 6 .200 11/15/53 5,999
6,500,000 Baltimore Gas and Electric Co 3 .750 08/15/47 5,047
5,925,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 5,590
1,075,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 935
EUR 350,000 CEZ AS. 0 .875 12/02/26 348
2,975,000 CMS Energy Corp 3 .600 11/15/25 2,889
3,500,000 Commonwealth Edison Co 5 .900 03/15/36 3,723
8,250,000 Commonwealth Edison Co 3 .000 03/01/50 5,515
5,100,000 Commonwealth Edison Co 2 .750 09/01/51 3,160
2,178,000 Consumers Energy Co 2 .650 08/15/52 1,376
1,542,000 Consumers Energy Co 2 .500 05/01/60 889
2,350,000 Dominion Energy, Inc 2 .250 08/15/31 1,923
4,000,000 Dominion Energy, Inc 3 .300 04/15/41 2,998
2,500,000 DTE Electric Co 3 .650 03/01/52 1,892
4,125,000 (d) DTE Electric Co 5 .400 04/01/53 4,160
4,600,000 Duke Energy Florida LLC 3 .400 10/01/46 3,371
8,850,000 Duke Energy Indiana LLC 2 .750 04/01/50 5,608
6,100,000 Duke Energy Progress LLC 2 .500 08/15/50 3,667
EUR 500,000 EDP Finance BV 3 .875 03/11/30 551
EUR 300,000 Electricite de France S.A. 2 .000 10/02/30 294
3,445,000 (c) Empresas Publicas de Medellin ESP 4 .250 07/18/29 2,984
2,000,000 (c) EnfraGen Energia Sur S.A. 5 .375 12/30/30 1,659
6,900,000 Entergy Corp 0 .900 09/15/25 6,468
10,600,000 Enterprise Products Operating LLC 3 .700 01/31/51 8,190
6,350,000 Eversource Energy 3 .450 01/15/50 4,439
8,200,000 Florida Power & Light Co 4 .800 05/15/33 8,076
5,775,000 Florida Power & Light Co 3 .990 03/01/49 4,751
2,900,000 Indiana Michigan Power Co 3 .750 07/01/47 2,185
4,525,000 (c) Israel Electric Corp Ltd 4 .250 08/14/28 4,196
3,200,000 (c) Korea Southern Power Co Ltd 0 .750 01/27/26 2,950
6,975,000 MidAmerican Energy Co 3 .650 04/15/29 6,634
5,400,000 MidAmerican Energy Co 3 .650 08/01/48 4,138
7,350,000 Nevada Power Co 2 .400 05/01/30 6,333
3,335,000 Nevada Power Co 5 .450 05/15/41 3,292
12,700,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 10,814

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 20,060,000 NiSource, Inc 1 .700% 02/15/31 $ 16,022
6,000,000 (c) NRG Energy, Inc 2 .450 12/02/27 5,393
2,750,000 Ohio Power Co 2 .600 04/01/30 2,394
6,150,000 Ohio Power Co 4 .150 04/01/48 4,961
4,925,000 Ohio Power Co 4 .000 06/01/49 3,905
1,280,000 Oncor Electric Delivery Co LLC 5 .250 09/30/40 1,267
600,000 (c) Pattern Energy Operations LP 4 .500 08/15/28 559
2,775,000 PECO Energy Co 3 .000 09/15/49 1,896
3,700,000 PECO Energy Co 2 .800 06/15/50 2,420
650,000 (c) Perusahaan Listrik Negara PT 3 .875 07/17/29 605
3,000,000 (c) Perusahaan Listrik Negara PT 3 .375 02/05/30 2,691
200,000 (c) Perusahaan Listrik Negara PT 4 .875 07/17/49 169
5,000,000 (c) Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara
4 .000 06/30/50 3,717
750,000 (d) Potomac Electric Power Co 7 .900 12/15/38 956
6,800,000 Public Service Co of Colorado 1 .875 06/15/31 5,498
2,100,000 Public Service Co of Colorado 4 .050 09/15/49 1,642
4,450,000 Public Service Co of Colorado 3 .200 03/01/50 3,013
5,150,000 Public Service Electric and Gas Co 4 .900 12/15/32 5,127
6,970,000 Public Service Electric and Gas Co 3 .150 01/01/50 4,964
5,000,000 Public Service Electric and Gas Co 5 .450 03/01/54 5,156
20,000,000 Southern Co 4 .000 01/15/51 19,227
8,475,000 Southern Co Gas Capital Corp 3 .875 11/15/25 8,258
EUR 500,000 Southern Power Co 1 .850 06/20/26 518
2,440,000 Southwestern Public Service Co 3 .400 08/15/46 1,713
3,986,514 (c) Sweihan PV Power Co PJSC 3 .625 01/31/49 3,170
6,700,000 Union Electric Co 5 .450 03/15/53 6,635
3,250,000 Virginia Electric and Power Co 2 .950 11/15/26 3,089
1,900,000 Virginia Electric and Power Co 5 .700 08/15/53 1,954
3,000,000 Wisconsin Power and Light Co 4 .950 04/01/33 2,934
4,125,000 Wisconsin Power and Light Co 4 .100 10/15/44 3,250
2,240,000 Xcel Energy, Inc 4 .800 09/15/41 1,924
TOTAL UTILITIES 333,163
TOTAL CORPORATE BONDS 3,420,355
(Cost $3,752,985)
GOVERNMENT BONDS - 49.3%
- 0.0%
EUR 950,000 Republic of Bulgaria 3 .125 03/26/35 959
TOTAL 959
AGENCY SECURITIES - 0.3%
2,668,633 Canal Barge Co, Inc 4 .500 11/12/34 2,585
114 Export-Import Bank of the United States 1 .822 05/03/25 0 ^
25,000,000 Federal Home Loan Mortgage Corp (FHLMC) 1 .540 08/17/35 17,774
9,000,000 Federal National Mortgage Association (FNMA) 1 .625 08/24/35 6,476
6,125,000 Private Export Funding Corp (PEFCO) 1 .750 11/15/24 5,989
TOTAL AGENCY SECURITIES 32,824
FOREIGN GOVERNMENT BONDS - 3.5%
750,000 (c) Africa Finance Corp 2 .875 04/28/28 658
3,925,000 (c) Angolan Government International Bond 8 .750 04/14/32 3,602
INR 41,700,000 Asian Infrastructure Investment Bank 6 .000 12/08/31 468
AUD 1,250,000 Australia Government Bond 1 .000 12/21/30 681
AUD 1,775,000 Australia Government Bond 1 .250 05/21/32 944
AUD 1,960,000 Australia Government Bond 1 .750 06/21/51 747
200,000 (c) Bank Gospodarstwa Krajowego 6 .250 10/31/28 208
2,215,000 (c) Bank Gospodarstwa Krajowego 5 .375 05/22/33 2,201
8,500,000 (c) Banque Ouest Africaine de Developpement 4 .700 10/22/31 7,310
EUR 3,650,000 (c) Banque Ouest Africaine de Developpement 2 .750 01/22/33 3,032
EUR 850,000 (c) Benin Government International Bond 4 .950 01/22/35 743

CREF Core Bond Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,000,000 (c) BNG Bank NV 3 .500% 08/26/24 $ 4,962
8,000,000 (c) BNG Bank NV 0 .875 05/18/26 7,378
1,560,000 (c) Brazil Minas SPE via State of Minas Gerais 5 .333 02/15/28 1,531
BRL 3,000,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/27 596
BRL 3,750,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/31 719
3,410,000 Brazilian Government International Bond 6 .000 10/20/33 3,375
EUR 545,000 Bundesobligation 0 .000 10/10/25 562
EUR 6,450,000 Bundesrepublik Deutschland 0 .000 08/15/31 5,922
EUR 380,000 Bundesrepublik Deutschland 0 .000 02/15/32 345
EUR 1,400,000 Bundesrepublik Deutschland 2 .300 02/15/33 1,515
EUR 3,700,000 Bundesrepublik Deutschland 1 .000 05/15/38 3,306
EUR 135,000 Bundesrepublik Deutschland 1 .250 08/15/48 114
EUR 2,465,000 Bundesrepublik Deutschland 0 .000 08/15/52 1,354
7,000,000 (c) Caisse d'Amortissement de la Dette Sociale 1 .125 11/29/24 6,809
CAD 1,400,000 (c) Canada Housing Trust No 1 .100 12/15/26 957
CAD 1,525,000 (c) Canada Housing Trust No 3 .550 09/15/32 1,105
CAD 1,650,000 Canadian Government Bond 3 .000 11/01/24 1,205
CAD 875,000 Canadian Government International Bond 3 .500 08/01/25 638
CAD 1,475,000 Canadian Government International Bond 2 .000 06/01/28 1,026
CAD 850,000 Canadian Government International Bond 2 .000 06/01/32 563
1,250,000 (d) Chile Government International Bond 2 .550 01/27/32 1,055
CNY 5,750,000 China Government Bond 2 .940 10/17/24 801
CNY 47,400,000 China Government Bond 3 .120 12/05/26 6,740
CNY 9,000,000 China Government Bond 2 .040 02/25/27 1,244
CNY 20,200,000 China Government Bond 2 .500 07/25/27 2,821
CNY 16,100,000 China Government Bond 3 .270 11/19/30 2,358
CNY 18,900,000 China Government Bond 3 .860 07/22/49 3,187
CNY 10,000,000 China Government Bond 3 .390 03/16/50 1,569
CNY 4,700,000 China Government Bond 3 .810 09/14/50 791
CNY 4,700,000 China Government Bond 3 .720 04/12/51 782
NOK 7,000,000 City of Oslo Norway 2 .050 10/31/24 634
2,075,000 Colombia Government International Bond 3 .250 04/22/32 1,614
1,100,000 Colombia Government International Bond 8 .000 11/14/35 1,155
1,700,000 Colombia Government International Bond 5 .000 06/15/45 1,230
COP 3,300,000,000 Colombian TES 7 .750 09/18/30 779
275,000 (c) Costa Rica Government International Bond 6 .550 04/03/34 284
2,200,000 (c) Costa Rica Government International Bond 5 .625 04/30/43 1,983
1,575,000 (c) Dominican Republic Government International Bond 4 .875 09/23/32 1,410
DOP 8,500,000 (c) Dominican Republic Government International Bond 11 .250 09/15/35 155
3,050,000 (c) Dominican Republic Government International Bond 5 .875 01/30/60 2,591
24,960 (c) Ecuador Government International Bond 0 .000 07/31/30 12
141,600 (c) Ecuador Government International Bond 5 .000 07/31/30 96
99,120 (c) Ecuador Government International Bond 1 .000 07/31/35 52
EGP 19,025,000 Egypt Government International Bond 15 .900 07/02/24 387
1,500,000 (c) Egypt Government International Bond 5 .800 09/30/27 1,350
EUR 1,100,000 (c) Egypt Government International Bond 5 .625 04/16/30 970
EUR 700,000 (c) Egypt Government International Bond 6 .375 04/11/31 624
325,000 (c) Egypt Government International Bond 7 .053 01/15/32 269
2,700,000 (c) Egypt Government International Bond 8 .500 01/31/47 2,137
1,425,000 Emirate of Dubai Government International Bonds 3 .900 09/09/50 1,051
3,500,000 European Investment Bank 4 .875 02/15/36 3,656
2,000,000 (c) Export-Import Bank of India 3 .875 02/01/28 1,906
2,000,000 (c) Export-Import Bank of India 2 .250 01/13/31 1,653
3,350,000 Export-Import Bank of Korea 1 .250 09/21/30 2,686
EUR 1,325,000 (c) French Republic Government Bond OAT 0 .750 11/25/28 1,313
EUR 1,525,000 French Republic Government Bond OAT 1 .250 05/25/36 1,362
EUR 3,500,000 (c) French Republic Government Bond OAT 0 .500 05/25/40 2,542
EUR 860,000 (c) French Republic Government Bond OAT 0 .750 05/25/52 509
EUR 960,000 (c) French Republic Government Bond OAT 0 .750 05/25/53 555
2,325,000 (c) Ghana Government International Bond 8 .125 03/26/32 1,197
1,000,000 (c) Ghana Government International Bond 8 .627 06/16/49 504
450,000 (c) Guatemala Government International Bond 4 .375 06/05/27 431

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
EUR 1,250,000 (c) Hellenic Republic Government International Bond 1 .500% 06/18/30 $ 1,228
EUR 725,000 (c) Hellenic Republic Government International Bond 0 .750 06/18/31 663
EUR 975,000 (c) Hellenic Republic Government International Bond 3 .375 06/15/34 1,051
EUR 750,000 (c) Hellenic Republic Government International Bond 4 .375 07/18/38 872
$ 4,305,000 (c) Hong Kong Government International Bond 4 .625 01/11/33 4,396
HUF 345,000,000 Hungary Government International Bond 5 .500 06/24/25 932
1,565,000 (c) Hungary Government International Bond 6 .125 05/22/28 1,602
1,725,000 (c) Hungary Government International Bond 5 .250 06/16/29 1,704
HUF 421,500,000 Hungary Government International Bond 3 .000 08/21/30 938
1,150,000 (c) Hungary Government International Bond 2 .125 09/22/31 911
EUR 600,000 Hungary Government International Bond 1 .750 06/05/35 496
CAD 1,475,000 Hydro-Quebec 5 .000 02/15/45 1,175
6,300,000 (c) Indonesia Government International Bond 4 .625 04/15/43 5,881
IDR 7,750,000,000 Indonesia Treasury Bond 8 .125 05/15/24 490
IDR 10,000,000,000 Indonesia Treasury Bond 6 .375 04/15/32 618
AUD 500,000 Inter-American Development Bank 4 .750 08/27/24 326
AUD 900,000 Inter-American Development Bank 2 .750 10/30/25 573
INR 17,000,000 Inter-American Development Bank 7 .000 04/17/33 205
CAD 1,300,000 International Bank for Reconstruction &
Development
1 .900 01/16/25 938
INR 56,000,000 International Bank for Reconstruction &
Development
5 .500 01/21/27 646
IDR 20,900,000,000 International Bank for Reconstruction &
Development
6 .250 01/12/28 1,318
GBP 500,000 International Finance Corp 0 .250 12/15/25 586
1,025,000 (c) Iraq Government International Bond 5 .800 01/15/28 964
EUR 350,000 Ireland Government Bond 0 .000 10/18/31 311
EUR 400,000 Ireland Government Bond 1 .700 05/15/37 377
EUR 425,000 Ireland Government Bond 1 .500 05/15/50 333
1,750,000 Israel Government International Bond 5 .375 03/12/29 1,754
EUR 4,315,000 Italy Buoni Poliennali Del Tesoro 0 .450 02/15/29 4,088
EUR 1,875,000 Italy Buoni Poliennali Del Tesoro 0 .950 08/01/30 1,752
EUR 875,000 (c) Italy Buoni Poliennali Del Tesoro 4 .450 09/01/43 987
EUR 425,000 (c) Italy Buoni Poliennali Del Tesoro 1 .700 09/01/51 285
EUR 1,000,000 (c) Ivory Coast Government International Bond 5 .875 10/17/31 995
EUR 100,000 (c) Ivory Coast Government International Bond 4 .875 01/30/32 93
1,400,000 (c) Ivory Coast Government International Bond 8 .250 01/30/37 1,403
1,234,973 (c) Ivory Coast Government International Bond (Step
Bond)
5 .750 12/31/32 1,174
2,850,000 Jamaica Government International Bond 7 .875 07/28/45 3,347
2,500,000 (c) Japan Finance Organization for Municipalities 1 .000 05/21/25 2,380
JPY 140,000,000 Japan Finance Organization for Municipalities 0 .020 03/13/26 921
JPY 498,000,000 Japan Government Five Year Bond 0 .005 09/20/26 3,274
JPY 445,000,000 Japan Government Five Year Bond 0 .300 09/20/28 2,937
JPY 475,000,000 Japan Government Ten Year Bond 0 .100 09/20/26 3,131
JPY 162,000,000 Japan Government Ten Year Bond 0 .100 12/20/29 1,053
JPY 603,600,000 Japan Government Ten Year Bond 0 .100 12/20/30 3,897
JPY 225,000,000 Japan Government Thirty Year Bond 0 .500 09/20/46 1,192
JPY 105,000,000 Japan Government Thirty Year Bond 0 .600 09/20/50 535
JPY 132,000,000 Japan Government Thirty Year Bond 0 .700 09/20/51 682
JPY 118,500,000 Japan Government Thirty Year Bond 1 .300 06/20/52 711
JPY 181,600,000 Japan Government Thirty Year Bond 1 .200 06/20/53 1,058
JPY 182,000,000 Japan Government Thirty Year Bond 1 .800 09/20/53 1,221
JPY 202,000,000 Japan Government Twenty Year Bond 1 .400 09/20/34 1,419
JPY 93,000,000 Japan Government Twenty Year Bond 0 .600 12/20/36 589
JPY 153,000,000 Japan Government Twenty Year Bond 0 .300 06/20/39 891
JPY 385,000,000 Japan Government Twenty Year Bond 1 .100 09/20/42 2,433
JPY 348,000,000 Japan Government Two Year Bond 0 .005 07/01/25 2,297
925,000 (c) Jordan Government International Bond 4 .950 07/07/25 896
500,000 (c) Jordan Government International Bond 7 .750 01/15/28 506
1,000,000 (c) Jordan Government International Bond 7 .500 01/13/29 997
1,025,000 (c) Jordan Government International Bond 5 .850 07/07/30 942
KZT 235,000,000 Kazakhstan Government Bond-MEUKAM 7 .130 08/06/24 514

CREF Core Bond Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 550,000 (c) Kenya Government International Bond 7 .000% 05/22/27 $ 535
EUR 2,900,000 (c) Kingdom of Belgium Government Bond 0 .350 06/22/32 2,582
EUR 3,950,000 (c) Kingdom of Belgium Government Bond 1 .450 06/22/37 3,536
3,000,000 (c) Kommunalbanken AS. 1 .125 06/14/30 2,453
KRW 1,800,000,000 Korea Treasury Bond 1 .500 12/10/26 1,275
KRW 2,660,000,000 Korea Treasury Bond 1 .375 12/10/29 1,775
KRW 2,400,000,000 Korea Treasury Bond 2 .000 06/10/31 1,631
KRW 1,225,000,000 Korea Treasury Bond 2 .375 12/10/31 852
KRW 2,380,000,000 Korea Treasury Bond 2 .375 09/10/38 1,565
KRW 400,000,000 Korea Treasury Bond 1 .875 09/10/41 238
KRW 365,000,000 Korea Treasury Bond 2 .500 03/10/52 231
MXN 7,800,000 Kreditanstalt fuer Wiederaufbau 4 .400 07/25/25 437
1,750,000 (h) Lebanon Government International Bond 6 .750 11/29/27 114
MYR 2,610,000 Malaysia Government Bond 4 .457 03/31/53 575
MXN 23,500,000 Mexican Bonos 5 .750 03/05/26 1,307
MXN 24,700,000 Mexican Bonos 8 .500 11/18/38 1,380
1,675,000 Mexico Government International Bond 5 .400 02/09/28 1,684
3,375,000 Mexico Government International Bond 3 .250 04/16/30 3,004
3,001,000 Mexico Government International Bond 6 .050 01/11/40 2,962
6,650,000 Mexico Government International Bond 4 .280 08/14/41 5,333
3,500,000 Mexico Government International Bond 4 .600 02/10/48 2,795
5,075,000 Mexico Government International Bond 4 .400 02/12/52 3,871
1,500,000 Mexico Government International Bond 6 .400 05/07/54 1,494
950,000 (c) Morocco Government International Bond 2 .375 12/15/27 846
4,050,000 (c) Morocco Government International Bond 5 .500 12/11/42 3,554
1,675,000 (c) Namibia Government International Bond 5 .250 10/29/25 1,654
EUR 475,000 Netherlands Government International Bond 2 .500 07/15/34 508
EUR 400,000 (c) Netherlands Government International Bond 2 .750 01/15/47 438
EUR 380,000 (c) Netherlands Government International Bond 0 .000 01/15/52 202
AUD 500,000 New South Wales Treasury Corp 4 .000 05/20/26 326
AUD 2,690,000 New South Wales Treasury Corp 3 .000 04/20/29 1,671
NZD 1,175,000 New Zealand Government International Bond 2 .750 04/15/25 685
NZD 2,650,000 New Zealand Government International Bond 3 .500 04/14/33 1,461
925,000 (c) Nigeria Government International Bond 8 .375 03/24/29 901
NOK 17,250,000 (c) Norway Government International Bond 2 .000 04/26/28 1,495
1,100,000 (c) Oman Government International Bond 6 .000 08/01/29 1,123
2,400,000 (c) Oman Government International Bond 6 .250 01/25/31 2,481
3,575,000 (c) OPEC Fund for International Development 4 .500 01/26/26 3,530
5,400,000 Panama Bonos del Tesoro 3 .362 06/30/31 4,279
500,000 (i) Panama Government International Bond 8 .000 03/01/38 524
2,025,000 Panama Government International Bond 4 .300 04/29/53 1,311
3,150,000 Panama Notas del Tesoro 3 .750 04/17/26 3,012
750,000 (c) Paraguay Government International Bond 6 .000 02/09/36 759
1,000,000 (c) Paraguay Government International Bond 6 .100 08/11/44 969
1,100,000 (c) Perusahaan Penerbit SBSN Indonesia III 4 .700 06/06/32 1,078
3,000,000 Peruvian Government International Bond 1 .862 12/01/32 2,284
1,970,000 Peruvian Government International Bond 3 .000 01/15/34 1,612
PEN 3,515,000 (c) Peruvian Government International Bond 5 .400 08/12/34 813
6,170,000 Philippine Government International Bond 4 .200 03/29/47 5,193
CAD 875,000 Province of Ontario Canada 2 .150 06/02/31 574
CAD 875,000 Province of Ontario Canada 1 .900 12/02/51 399
CAD 650,000 Province of Quebec Canada 2 .750 09/01/27 462
6,000,000 Province of Quebec Canada 7 .500 09/15/29 6,852
2,050,000 (c) Qatar Government International Bond 3 .750 04/16/30 1,966
EUR 425,000 (c) Republic of Cameroon International Bond 5 .950 07/07/32 353
500,000 (c) Republic of Guatemala 4 .650 10/07/41 401
7,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 5,196
2,000,000 (c) Republic of Kenya Government International Bond 9 .750 02/16/31 2,047
PLN 5,650,000 Republic of Poland Government International Bond 5 .750 04/25/29 1,439
1,425,000 Republic of Poland Government International Bond 5 .750 11/16/32 1,490
PLN 3,700,000 Republic of Poland Government International Bond 6 .000 10/25/33 965
550,000 Republic of Poland Government International Bond 5 .125 09/18/34 548

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,795,000 Republic of Poland Government International Bond 5 .500% 04/04/53 $ 2,783
200,000 Republic of South Africa Government International
Bond
5 .875 04/20/32 180
ZAR 18,725,000 Republic of South Africa Government International
Bond
8 .875 02/28/35 788
ZAR 15,100,000 Republic of South Africa Government International
Bond
8 .750 01/31/44 558
2,800,000 Republic of South Africa Government International
Bond
5 .375 07/24/44 2,023
350,000 Republic of South Africa Government International
Bond
7 .300 04/20/52 303
UZS 5,708,925,000 (c) Republic of Uzbekistan International Bond 14 .000 07/19/24 448
1,485,000 (c) Republic of Uzbekistan International Bond 7 .850 10/12/28 1,552
RON 5,655,000 Romanian Government International Bond 8 .000 04/29/30 1,323
1,850,000 (c) Romanian Government International Bond 3 .000 02/14/31 1,550
EUR 600,000 (c) Romanian Government International Bond 2 .000 01/28/32 514
EUR 500,000 (c) Romanian Government International Bond 2 .000 04/14/33 413
3,300,000 (c) Romanian Government International Bond 4 .000 02/14/51 2,330
3,125,000 (c) Rwanda International Government Bond 5 .500 08/09/31 2,526
1,425,000 (c) Saudi Government International Bond 3 .250 10/26/26 1,366
5,650,000 (c) Saudi Government International Bond 3 .750 01/21/55 4,068
EUR 325,000 (c) Senegal Government International Bond 4 .750 03/13/28 315
EUR 425,000 (c) Senegal Government International Bond 5 .375 06/08/37 332
1,000,000 (c) Senegal Government International Bond 6 .750 03/13/48 740
EUR 1,250,000 (c) Serbia Government International Bond 1 .500 06/26/29 1,137
760,000 (c) Serbia Government International Bond 6 .500 09/26/33 774
3,450,000 (c) Serbia International Bond 2 .125 12/01/30 2,730
EUR 525,000 (c) Serbia International Bond 1 .650 03/03/33 423
RSD 96,000,000 Serbia Treasury Bonds 5 .875 02/08/28 911
RSD 31,700,000 Serbia Treasury Bonds 4 .500 08/20/32 264
2,000,000 South Africa Government International Bond 5 .875 09/16/25 1,992
EUR 2,550,000 (c) Spain Government International Bond 2 .750 10/31/24 2,734
EUR 845,000 (c) Spain Government International Bond 1 .400 07/30/28 860
EUR 1,475,000 (c) Spain Government International Bond 0 .600 10/31/29 1,409
EUR 625,000 (c) Spain Government International Bond 0 .100 04/30/31 554
EUR 2,350,000 (c) Spain Government International Bond 1 .200 10/31/40 1,800
EUR 1,000,000 (c) Spain Government International Bond 1 .900 10/31/52 737
3,100,000 State of Israel 3 .375 01/15/50 2,081
THB 9,000,000 Thailand Government International Bond 1 .585 12/17/35 221
THB 24,400,000 Thailand Government International Bond 3 .300 06/17/38 712
EUR 750,000 Turkiye Government International Bond 5 .875 05/21/30 808
1,850,000 Turkiye Government International Bond 7 .625 05/15/34 1,855
EUR 1,000,000 (c) Ukraine Government International Bond 6 .750 06/20/28 322
EUR 500,000 UNEDIC ASSEO 0 .250 07/16/35 400
GBP 485,000 United Kingdom Gilt 0 .125 01/31/28 531
GBP 1,220,000 United Kingdom Gilt 1 .625 10/22/28 1,402
GBP 425,000 United Kingdom Gilt 0 .500 01/31/29 458
GBP 440,000 United Kingdom Gilt 3 .250 01/31/33 530
GBP 550,000 United Kingdom Gilt 0 .875 07/31/33 531
GBP 760,000 United Kingdom Gilt 4 .625 01/31/34 1,012
GBP 2,665,000 United Kingdom Gilt 1 .750 09/07/37 2,541
GBP 900,000 United Kingdom Gilt 3 .750 01/29/38 1,084
GBP 275,000 United Kingdom Gilt 1 .250 10/22/41 217
GBP 575,000 United Kingdom Gilt 1 .500 07/22/47 422
GBP 800,000 United Kingdom Gilt 4 .250 12/07/49 986
GBP 1,875,000 United Kingdom Gilt 0 .625 10/22/50 988
GBP 1,475,000 United Kingdom Gilt 1 .500 07/31/53 983
5,280,000 Uruguay Government International Bond 4 .375 01/23/31 5,162
UYU 20,300,000 Uruguay Government International Bond 8 .250 05/21/31 515
1,400,000 Uruguay Government International Bond 5 .100 06/18/50 1,355
TOTAL FOREIGN GOVERNMENT BONDS 375,492
MORTGAGE BACKED - 24.1%

CREF Core Bond Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,176,000 (a),(c) Angel Oak Mortgage Trust 2 .837% 11/25/66 $ 3,609
6,396,751 (a),(c) Bayview MSR Opportunity Master Fund Trust 3 .000 10/25/51 5,307
77,211,084 (a),(c) Citigroup Mortgage Loan Trust 0 .156 02/25/52 646
8,656,777 (a),(c) Citigroup Mortgage Loan Trust 0 .250 02/25/52 116
6,591,056 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.900% 7 .220 12/25/41 6,645
4,960,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.500% 9 .820 01/25/42 5,222
19,340,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .420 03/25/42 20,130
23,635,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.650% 9 .971 06/25/42 25,727
340,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.350% 8 .670 01/25/43 359
915,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.850% 12 .171 06/25/43 1,017
3,960,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.900% 9 .188 07/25/43 4,172
4,960,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.550% 8 .870 10/25/43 5,169
13,460,805 Fannie Mae Pool 3 .000 05/01/52 11,709
3,545,809 (a) Federal Home Loan Mortgage Corp (FHLMC) 30 D AVG SOFR + 5.806% 0 .487 03/15/44 277
8,609,524 FHLMC 3 .500 01/15/47 7,543
1,682,184 FHLMC 4 .000 10/15/47 1,556
1,535,056 FHLMC 4 .000 11/15/47 1,409
8,791,345 FHLMC 4 .000 01/15/48 8,224
8,466,291 FHLMC 4 .000 03/15/48 7,799
2,467,983 FHLMC 4 .000 04/15/48 2,296
5,367,200 FHLMC 4 .000 04/15/48 4,877
7,536,866 (a) FHLMC 30 D AVG SOFR + 9.737% 1 .227 06/15/48 6,704
5,625,203 (a) FHLMC 30 D AVG SOFR + 9.657% 1 .147 10/15/48 4,948
12,411,976 FHLMC 3 .000 11/01/49 10,896
4,842,228 FHLMC 2 .000 09/25/50 627
13,505,044 FHLMC 3 .000 09/25/50 9,480
6,840,672 FHLMC 3 .000 10/25/50 4,731
34,988,234 FHLMC 2 .500 02/25/51 5,891
8,481,427 FHLMC 2 .500 05/25/51 5,347
9,556,689 FHLMC 2 .500 11/01/51 7,925
30,839,599 FHLMC 3 .000 11/01/51 27,113
4,462,828 FHLMC 3 .000 11/01/51 3,904
2,730,883 FHLMC 3 .000 11/01/51 2,412
3,961,313 FHLMC 3 .000 11/01/51 3,483
15,567,382 FHLMC 2 .500 01/01/52 12,904
32,267,969 FHLMC 2 .500 02/01/52 26,999
7,020,170 FHLMC 3 .000 02/01/52 6,047
22,068,593 FHLMC 2 .500 03/01/52 18,465
9,467,159 FHLMC 3 .000 03/01/52 8,154
12,759,932 FHLMC 2 .500 04/01/52 10,592
6,636,626 FHLMC 4 .000 04/01/52 6,156
11,083,313 FHLMC 3 .000 06/01/52 9,544
1,207,810 FHLMC 3 .500 06/01/52 1,085
16,554,392 FHLMC 4 .500 06/01/52 15,763
15,993,805 FHLMC 4 .500 07/01/52 15,229
3,377,473 FHLMC 4 .000 08/25/52 2,751
3,568,200 FHLMC 3 .000 10/01/52 3,071
6,279,111 FHLMC 4 .500 10/25/52 5,745
29,893,095 FHLMC 6 .000 11/01/52 30,246
7,587,498 FHLMC 5 .500 11/25/52 7,483
3,608,599 FHLMC 5 .500 02/25/53 3,584
22,382,656 FHLMC 5 .500 08/01/53 22,280
5,412 Federal Home Loan Mortgage Corp Gold (FGLMC) 8 .000 01/01/31 5
3,780 FGLMC 7 .000 01/01/32 4
195,347 FGLMC 4 .500 07/01/33 191
1,339,181 FGLMC 7 .000 12/01/33 1,382
348,263 FGLMC 4 .500 10/01/34 338
261,786 FGLMC 4 .500 04/01/35 256
355,123 FGLMC 7 .000 05/01/35 367
1,108,221 FGLMC 5 .000 06/01/36 1,115
400,871 FGLMC 5 .000 07/01/39 401
53,661 FGLMC 4 .500 12/01/43 53

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 30,926 FGLMC 4 .500% 02/01/44 $ 30
997,730 FGLMC 4 .500 10/01/44 970
511,129 FGLMC 4 .500 11/01/44 497
927,027 FGLMC 4 .500 11/01/44 901
562,245 FGLMC 4 .500 12/01/44 547
541,172 FGLMC 4 .500 12/01/44 526
3,026,316 FGLMC 3 .500 04/01/45 2,794
438,228 FGLMC 4 .500 05/01/45 420
13,179,607 (b) FGLMC 3 .500 08/01/45 12,135
1,342,541 FGLMC 4 .500 06/01/47 1,307
2,234,046 FGLMC 4 .000 09/01/47 2,110
2,303,802 FGLMC 3 .500 12/01/47 2,109
8,303,900 FGLMC 4 .500 08/01/48 8,102
3,839,685 FGLMC 4 .500 10/01/48 3,735
6,191,495 FGLMC 3 .500 11/01/48 5,668
449 Federal National Mortgage Association (FNMA) 8 .000 07/01/24 0 ^
604 FNMA 9 .000 11/01/25 1
1,735,852 FNMA 3 .500 05/01/32 1,675
10,768,544 FNMA 3 .000 10/01/32 10,169
187,540 FNMA 4 .500 10/01/33 183
343,003 FNMA 4 .500 05/01/35 334
2,134,026 FNMA 5 .000 05/01/35 2,145
1,006,070 FNMA 5 .000 10/01/35 1,011
843,647 FNMA 5 .000 02/01/36 848
2,539,096 FNMA 5 .500 11/01/38 2,592
910,335 FNMA 3 .000 10/01/39 821
11,126,854 FNMA 3 .000 05/01/40 10,016
1,441,021 FNMA 5 .000 09/01/40 1,438
3,167,733 FNMA 5 .000 05/01/41 3,157
8,420,393 FNMA 4 .000 09/01/42 7,986
6,616,891 FNMA 3 .500 04/01/43 6,078
5,715,960 FNMA 3 .500 09/01/43 5,266
4,671,620 (a) FNMA 30 D AVG SOFR + 5.836% 0 .515 09/25/43 495
5,971,049 FNMA 4 .500 03/01/44 5,856
27,926,077 FNMA 4 .000 05/01/44 26,519
2,616,437 FNMA 4 .500 06/01/44 2,540
2,717,362 FNMA 4 .500 10/01/44 2,638
4,389,808 FNMA 4 .500 11/01/44 4,262
1,353,225 FNMA 5 .000 11/01/44 1,356
1,592,475 FNMA 4 .500 12/01/44 1,546
1,833,744 FNMA 4 .000 01/01/45 1,739
491,283 FNMA 4 .500 03/01/45 477
261,231 FNMA 4 .500 04/01/45 254
6,176,337 FNMA 3 .500 05/01/45 5,681
2,942,555 FNMA 3 .000 07/25/45 2,572
7,829,670 FNMA 3 .500 01/01/46 7,168
897,834 FNMA 4 .000 04/01/46 851
6,389,891 FNMA 3 .500 06/01/46 5,848
8,057,541 FNMA 3 .500 07/01/46 7,374
13,899,414 FNMA 3 .500 07/01/46 12,774
1,359,425 FNMA 3 .000 10/01/46 1,174
7,785,081 FNMA 3 .500 10/01/46 7,122
3,235,509 FNMA 4 .500 05/01/47 3,173
334,455 FNMA 3 .000 11/01/47 289
6,008,445 FNMA 3 .500 11/01/47 5,508
12,731,378 FNMA 3 .500 01/01/48 11,642
5,287,997 FNMA 4 .500 01/01/48 5,138
4,529,358 FNMA 4 .500 02/01/48 4,401
5,912,251 FNMA 3 .500 02/25/48 4,982
3,442,441 FNMA 4 .500 05/01/48 3,345
2,510,687 FNMA 4 .500 05/01/48 2,439
4,223,335 FNMA 4 .000 07/25/48 3,890

CREF Core Bond Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 442,336 FNMA 3 .000% 06/01/49 $ 378
16,510,622 FNMA 3 .000 07/01/50 14,490
11,270,734 FNMA 2 .000 08/25/50 1,462
9,090,314 FNMA 2 .000 10/25/50 6,030
29,591,897 FNMA 2 .500 11/25/50 4,169
9,926,135 FNMA 3 .000 12/25/50 1,607
3,709,644 FNMA 3 .000 02/25/51 591
10,948,263 FNMA 3 .000 09/01/51 9,580
10,158,704 (b) FNMA 2 .500 11/01/51 8,418
11,389,978 FNMA 2 .500 11/25/51 1,444
67,989,101 FNMA 2 .500 12/01/51 56,601
27,440,896 FNMA 2 .500 02/01/52 22,954
25,524,068 FNMA 2 .500 02/01/52 21,372
9,088,681 FNMA 2 .500 02/01/52 7,574
16,006,686 FNMA 3 .000 02/01/52 13,775
11,979,682 FNMA 3 .500 02/01/52 10,866
41,929,583 FNMA 3 .000 04/01/52 36,477
16,986,929 FNMA 3 .000 04/01/52 14,722
9,935,801 FNMA 3 .000 04/01/52 8,559
41,131,200 FNMA 4 .000 05/01/52 38,151
3,433,211 FNMA 4 .000 05/25/52 2,724
10,238,110 FNMA 3 .000 06/01/52 8,810
47,251,430 FNMA 3 .500 06/01/52 42,451
25,371,345 FNMA 3 .500 06/01/52 22,720
28,803,508 FNMA 4 .000 06/01/52 26,717
7,688,081 FNMA 4 .500 06/01/52 7,321
53,274,562 FNMA 4 .000 07/01/52 49,400
15,563,663 FNMA 4 .000 07/01/52 14,435
7,429,425 FNMA 4 .500 07/01/52 7,075
8,242,518 FNMA 4 .500 07/01/52 7,849
5,054,847 FNMA 4 .500 07/01/52 4,813
9,571,469 FNMA 4 .500 07/25/52 8,762
49,637,412 FNMA 5 .000 08/01/52 48,474
5,604,211 FNMA 4 .500 08/25/52 4,712
5,489,725 FNMA 2 .500 09/01/52 4,544
123,933,489 FNMA 4 .000 09/01/52 114,942
131,994,812 FNMA 4 .500 09/01/52 125,689
28,705,730 FNMA 5 .000 09/01/52 28,030
4,234,447 FNMA 4 .000 09/25/52 3,522
4,830,998 FNMA 4 .000 09/25/52 4,222
93,000,636 FNMA 4 .000 10/01/52 86,248
59,496,336 FNMA 4 .500 10/01/52 56,654
15,643,025 FNMA 5 .000 10/01/52 15,274
4,064,842 FNMA 4 .500 10/25/52 3,693
4,642,477 FNMA 4 .500 10/25/52 4,367
76,466,828 FNMA 4 .500 11/01/52 72,814
7,609,115 FNMA 5 .500 11/25/52 7,430
350,050 FNMA 5 .000 01/01/53 342
65,621,125 FNMA 5 .000 02/01/53 64,059
57,073,950 FNMA 5 .500 02/01/53 56,932
18,433,962 FNMA 6 .000 02/01/53 18,601
21,997,580 FNMA 5 .000 06/01/53 21,660
63,322,448 FNMA 5 .500 06/01/53 63,022
24,124,480 FNMA 4 .500 07/01/53 22,972
33,282,113 FNMA 5 .000 08/01/53 32,471
2,261,984 (a),(c) Flagstar Mortgage Trust 3 .987 10/25/47 2,001
10,226,592 Freddie Mac Pool 3 .000 04/01/52 8,922
9,945,371 Government National Mortgage Association (GNMA) 3 .700 10/15/33 9,480
164,465 GNMA 5 .000 04/15/38 165
200,574 GNMA 6 .500 11/20/38 211
711,466 GNMA 5 .000 06/15/39 714
419,237 GNMA 5 .000 06/15/39 418

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 16,200,185 GNMA 5 .000% 01/20/40 $ 3,364
7,292,116 GNMA 4 .500 03/20/40 1,331
11,732,621 GNMA 5 .000 03/20/40 2,406
9,373,340 GNMA 3 .700 08/15/40 8,893
9,290,230 GNMA 2 .500 12/20/43 8,109
4,583,331 GNMA 3 .000 03/20/45 3,992
4,136,129 GNMA 4 .500 12/20/45 4,167
3,332,822 GNMA 4 .000 06/20/46 411
4,230,707 GNMA 5 .000 09/20/46 812
6,770,565 (a) GNMA SOFR 1 M + 5.986% 0 .657 03/20/50 847
16,462,746 GNMA 3 .000 11/20/51 11,714
18,243,446 GNMA 3 .000 12/20/51 12,580
16,619,758 GNMA 3 .000 01/20/52 11,686
5,381,644 GNMA 2 .500 02/20/52 4,422
15,264,477 GNMA 3 .000 02/20/52 10,362
10,601,265 GNMA 4 .000 04/20/52 8,816
12,515,252 GNMA 5 .000 04/20/52 2,428
18,271,285 GNMA 3 .000 05/20/52 16,109
4,537,792 GNMA 3 .500 07/20/52 4,128
5,442,747 GNMA 4 .000 07/20/52 4,373
11,974,970 GNMA 4 .000 08/20/52 11,203
7,430,345 GNMA 4 .000 09/20/52 6,951
9,719,173 GNMA 4 .500 09/20/52 8,691
8,253,147 GNMA 4 .500 09/20/52 7,582
6,879,210 GNMA 4 .500 09/20/52 6,292
4,685,265 GNMA 4 .500 09/20/52 4,088
9,674,692 GNMA 5 .000 11/20/52 9,515
5,365,054 GNMA 4 .500 02/20/53 4,740
4,588,796 GNMA 5 .500 02/20/53 4,467
12,586,953 (a) GNMA 30 D AVG SOFR + 6.950% 1 .631 05/20/53 1,317
9,823,889 (a) GNMA 30 D AVG SOFR + 23.205% 2 .460 08/20/53 10,100
6,854,743 (a) GNMA 30 D AVG SOFR + 25.350% 4 .605 08/20/53 7,100
89,872,309 (a),(c) GS Mortgage-Backed Securities Corp Trust 0 .148 08/25/51 714
17,243,025 (a),(c) GS Mortgage-Backed Securities Trust 2 .500 11/25/51 13,747
10,310,610 (a),(c) GS Mortgage-Backed Securities Trust 2 .500 03/25/52 8,220
4,545,685 (a),(c) GS Mortgage-Backed Securities Trust 2 .500 05/01/52 3,934
2,986,311 (a),(c) GS Mortgage-Backed Securities Trust 2 .830 05/28/52 2,394
10,742,526 (a),(c) GS Mortgage-Backed Securities Trust 3 .000 08/26/52 8,913
1,314,579 (a) HarborView Mortgage Loan Trust SOFR 1 M + 0.734% 6 .061 08/19/45 1,194
231,568 (a) Impac CMB Trust SOFR 1 M + 0.774% 6 .104 03/25/35 209
1,057,175 (a),(c) JP Morgan Mortgage Trust 3 .500 05/25/47 919
1,040,726 (a),(c) JP Morgan Mortgage Trust 3 .500 10/25/48 883
213,158 (a),(c) JP Morgan Mortgage Trust 4 .000 01/25/49 195
25,288,746 (a),(c) JP Morgan Mortgage Trust 0 .126 06/25/51 168
44,429,117 (a),(c) JP Morgan Mortgage Trust 0 .111 11/25/51 264
5,112,556 (a),(c) JP Morgan Mortgage Trust 2 .500 11/25/51 4,083
44,008,632 (a),(c) JP Morgan Mortgage Trust 0 .117 12/25/51 281
6,219,993 (a),(c) JP Morgan Mortgage Trust 2 .500 12/25/51 4,967
8,346,995 (a),(c) JP Morgan Mortgage Trust 2 .500 01/25/52 6,665
9,962,919 (a),(c) JP Morgan Mortgage Trust 0 .500 04/25/52 295
8,739,291 (a),(c) JP Morgan Mortgage Trust 3 .337 04/25/52 7,261
5,592,204 (a),(c) JP Morgan Mortgage Trust 3 .337 04/25/52 4,595
10,726,333 (a),(c) JP Morgan Mortgage Trust 2 .500 06/25/52 8,552
88,672,769 (c) JP Morgan Mortgage Trust 0 .224 07/25/52 1,020
13,609,258 (a),(c) JP Morgan Mortgage Trust 2 .500 07/25/52 10,850
22,999,733 (a),(c) JP Morgan Mortgage Trust 3 .250 07/25/52 19,692
18,163,207 (a),(c) JP Morgan Mortgage Trust 3 .000 08/25/52 15,093
9,841,378 (a),(c) JP Morgan Mortgage Trust 3 .000 10/25/52 8,178
5,979,024 (a),(c) JP Morgan Mortgage Trust 3 .000 11/25/52 4,976
4,030,492 (a),(c) JP Morgan Mortgage Trust 5 .000 06/25/53 3,875
4,035,026 (a),(c) JP Morgan Mortgage Trust 5 .500 06/25/53 3,955
3,000,000 (a) Morgan Stanley Capital I Trust 3 .779 05/15/48 2,919

CREF Core Bond Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 7,765,920 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2 .500% 08/25/51 $ 6,201
5,279,188 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 4,216
1,903,239 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 1,660
949,736 (a),(c) New Residential Mortgage Loan Trust 2 .797 09/25/59 883
1,825,000 (a),(c) NLT Trust 2 .569 08/25/56 1,255
5,495,212 (a),(c) OBX 3 .000 01/25/52 4,559
14,275,810 (a),(c) RCKT Mortgage Trust 2 .500 02/25/52 11,382
6,263,617 (a),(c) RCKT Mortgage Trust 3 .000 05/25/52 5,205
892,809 (a),(c) RCKT Mortgage Trust 4 .000 06/25/52 800
261,544 (a),(c) Sequoia Mortgage Trust 4 .000 06/25/49 240
1,279,867 (a),(c) Sequoia Mortgage Trust 3 .500 12/25/49 1,122
5,718,922 (a),(c) Sequoia Mortgage Trust 2 .500 06/25/51 4,567
9,590,000 (a),(c) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 2.400% 7 .720 02/25/42 9,777
3,480,000 (a),(c) STACR 30 D AVG SOFR + 4.750% 10 .070 02/25/42 3,712
16,690,000 (a),(c) STACR 30 D AVG SOFR + 2.900% 8 .220 04/25/42 17,281
6,630,000 (a),(c) STACR 30 D AVG SOFR + 5.650% 8 .647 04/25/42 7,198
25,280,000 (a),(c) STACR 30 D AVG SOFR + 3.350% 8 .670 05/25/42 26,452
31,100,000 (a),(c) STACR 30 D AVG SOFR + 4.500% 9 .820 06/25/42 33,682
20,340,000 (a),(c) STACR 30 D AVG SOFR + 4.000% 9 .320 07/25/42 21,663
15,170,000 (a),(c) STACR 30 D AVG SOFR + 3.700% 9 .020 09/25/42 16,101
790,000 (a),(c) STACR 30 D AVG SOFR + 3.100% 8 .444 03/25/43 830
1,215,000 (a),(c) STACR 30 D AVG SOFR + 3.250% 8 .570 04/25/43 1,277
140,861 (a),(c) STACR 3 .789 02/25/48 132
29,416 (a),(c) STACR 3 .842 05/25/48 28
7,430,000 (a),(c) STACR 30 D AVG SOFR + 4.800% 10 .120 10/25/50 8,355
2,070,000 (a),(c) Verus Securitization Trust 3 .207 11/25/59 1,856
955,859 (c) Verus Securitization Trust 1 .733 05/25/65 897
4,509,885 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 3,745
5,310,285 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3 .313 08/25/51 4,387
TOTAL MORTGAGE BACKED 2,582,456
MUNICIPAL BONDS - 2.9%
2,975,000 Chicago Housing Authority 3 .682 01/01/25 2,939
245,000 City & County of San Francisco CA Community
Facilities District
3 .264 09/01/25 239
1,000,000 City & County of San Francisco CA Community
Facilities District
4 .038 09/01/34 919
845,000 City & County of San Francisco CA Community
Facilities District
3 .750 09/01/37 739
2,000,000 City & County of San Francisco CA Community
Facilities District
4 .000 09/01/48 1,628
3,995,000 City of Los Angeles CA Wastewater System Revenue 4 .029 06/01/39 3,644
4,940,000 City of New York NY 3 .200 12/01/26 4,749
1,575,000 City of San Antonio TX Customer Facility Charge
Revenue
4 .353 07/01/25 1,552
4,055,000 Commonwealth Financing Authority 3 .864 06/01/38 3,703
19,355,000 Commonwealth Financing Authority 3 .807 06/01/41 16,658
3,500,000 County of Miami-Dade FL Aviation Revenue 2 .504 10/01/24 3,451
4,365,000 County of Miami-Dade FL Aviation Revenue 2 .604 10/01/25 4,209
2,375,000 County of Miami-Dade FL Aviation Revenue 3 .505 10/01/25 2,321
2,500,000 County of Miami-Dade FL Aviation Revenue 2 .704 10/01/26 2,375
3,940,000 County of Miami-Dade FL Aviation Revenue 3 .049 10/01/26 3,774
3,750,000 County of Miami-Dade FL Aviation Revenue 3 .612 10/01/26 3,641
4,700,000 County of Miami-Dade FL Aviation Revenue 2 .529 10/01/30 4,140
3,730,000 County of Miami-Dade FL Aviation Revenue 3 .732 10/01/37 3,263
3,900,000 County of Miami-Dade FL Aviation Revenue 3 .982 10/01/41 3,349
9,160,000 County of Miami-Dade FL Aviation Revenue 4 .280 10/01/41 8,364
2,000,000 Duke University 3 .199 10/01/38 1,638
5,080,000 Illinois Finance Authority 3 .944 08/15/47 4,202
4,805,000 Los Angeles County Redevelopment Refunding
Authority Redev Agency Successor Agy
3 .375 09/01/35 4,133
1,000,000 New York City Housing Development Corp 3 .650 05/01/24 999
5,680,000 New York State Dormitory Authority 3 .998 07/01/39 5,200

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 10,605,000 New York State Dormitory Authority 4 .294% 07/01/44 $ 9,771
6,000,000 New York State Dormitory Authority 3 .879 07/01/46 5,013
5,000,000 New York State Thruway Authority 2 .256 01/01/25 4,891
6,460,000 New York State Thruway Authority 2 .406 01/01/26 6,181
4,750,000 New York State Thruway Authority 2 .500 01/01/27 4,471
1,500,000 Port of Corpus Christi Authority of Nueces County 3 .387 12/01/24 1,481
1,000,000 Port of Corpus Christi Authority of Nueces County 3 .487 12/01/25 975
1,910,000 Public Finance Authority 4 .269 07/01/40 1,731
6,360,000 San Jose Redevelopment Agency Successor Agency 3 .375 08/01/34 5,749
13,060,000 State of California 4 .600 04/01/38 12,634
10,500,000 State of Illinois 3 .150 06/15/26 10,120
12,500,000 State of Illinois 3 .250 06/15/27 11,950
27,150,000 State of Illinois 5 .100 06/01/33 26,978
9,700,000 State of Oregon Department of Administrative
Services
4 .103 05/01/39 8,712
9,900,000 State of Wisconsin 3 .154 05/01/27 9,501
25,860,000 University of California 3 .063 07/01/25 25,289
17,045,000 University of California 3 .931 05/15/45 15,751
21,000,000 University of Chicago 4 .151 10/01/45 18,080
7,620,000 University of Massachusetts Building Authority 3 .097 11/01/35 6,480
13,000,000 University of Massachusetts Building Authority 3 .434 11/01/40 10,654
20,000,000 University of New Mexico 3 .532 06/20/32 19,004
2,160,000 Virginia Port Authority 4 .228 07/01/36 2,036
390,000 Washington Convention & Sports Authority 3 .969 10/01/30 373
TOTAL MUNICIPAL BONDS 309,654
U.S. TREASURY SECURITIES - 18.5%
4,500,000 United States Treasury Bond 4 .750 02/15/37 4,786
22,750,000 United States Treasury Bond 3 .500 02/15/39 20,901
12,050,000 United States Treasury Bond 3 .875 08/15/40 11,374
20,935,000 United States Treasury Bond 4 .375 05/15/41 20,895
6,000,000 United States Treasury Bond 2 .750 11/15/42 4,696
35,680,000 United States Treasury Bond 3 .000 05/15/45 28,446
41,710,000 United States Treasury Bond 2 .875 08/15/45 32,467
52,140,000 United States Treasury Bond 2 .500 05/15/46 37,614
1,075,000 United States Treasury Bond 3 .000 05/15/47 844
30,710,000 United States Treasury Bond 2 .750 11/15/47 22,946
6,155,000 United States Treasury Bond 3 .125 05/15/48 4,923
51,995,000 United States Treasury Bond 3 .000 08/15/48 40,581
20,120,000 United States Treasury Bond 3 .375 11/15/48 16,814
12,930,000 United States Treasury Note 5 .000 09/30/25 12,962
2,205,000 United States Treasury Note 0 .250 10/31/25 2,054
10,000,000 United States Treasury Note 4 .875 11/30/25 10,014
825,000 United States Treasury Note 4 .250 12/31/25 818
156,485,000 United States Treasury Note 4 .000 02/15/26 154,541
2,765,000 United States Treasury Note 4 .625 03/15/26 2,763
4,215,000 United States Treasury Note 4 .500 07/15/26 4,209
2,950,000 United States Treasury Note 4 .625 09/15/26 2,957
700,000 United States Treasury Note 4 .625 10/15/26 702
6,610,000 United States Treasury Note 4 .375 12/15/26 6,594
2,270,000 United States Treasury Note 4 .000 01/15/27 2,243
29,800,000 United States Treasury Note 0 .500 10/31/27 26,023
255,364,000 United States Treasury Note 3 .500 04/30/28 247,713
1,250,000 United States Treasury Note 1 .250 09/30/28 1,097
334,851,000 (d) United States Treasury Note 4 .250 02/28/29 335,296
116,445,000 United States Treasury Note 3 .500 04/30/30 111,896
2,312,500 United States Treasury Note 4 .000 07/31/30 2,282
5,650,000 United States Treasury Note 4 .375 11/30/30 5,697
50,000,000 United States Treasury Note 3 .750 12/31/30 48,615
67,550,000 United States Treasury Note 4 .000 01/31/31 66,663
135,706,000 United States Treasury Note 4 .000 02/15/34 133,458
10,000,000 United States Treasury Note 1 .125 08/15/40 6,190
85,325,800 United States Treasury Note 2 .375 02/15/42 63,464

CREF Core Bond Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 26,721,000 United States Treasury Note 3 .250% 05/15/42 $ 22,714
91,758,000 United States Treasury Note 3 .375 08/15/42 79,256
54,100,000 United States Treasury Note 3 .875 02/15/43 50,011
49,620,000 United States Treasury Note 3 .875 05/15/43 45,796
9,560,000 United States Treasury Note 4 .375 08/15/43 9,447
13,535,000 United States Treasury Note 4 .750 11/15/43 14,040
256,002,000 United States Treasury Note 2 .250 02/15/52 168,391
44,786,000 United States Treasury Note 3 .625 02/15/53 39,328
61,707,000 United States Treasury Note 4 .750 11/15/53 65,872
TOTAL U.S. TREASURY SECURITIES 1,990,393
TOTAL GOVERNMENT BONDS 5,291,778
(Cost $5,669,527)
STRUCTURED ASSETS - 15.7%
ASSET BACKED - 5.0%
1,000,000 (c) Affirm Asset Securitization Trust 6 .820 09/15/28 1,015
Series - 2023 B (Class A)
5,000,000 (a),(c) AGL CLO 19 Ltd SOFR 3 M + 2.750% 8 .068 07/21/35 5,015
Series - 2022 19A (Class B1)
7,100,000 (a),(c) AIMCO CLO 16 Ltd SOFR 3 M + 1.912% 7 .228 01/17/35 7,104
Series - 2021 16A (Class B)
7,500,000 (a),(c) AIMCO CLO Series SOFR 3 M + 1.762% 7 .079 04/20/34 7,494
Series - 2017 AA (Class BR)
4,120,000 AmeriCredit Automobile Receivables Trust 2 .130 03/18/26 4,023
Series - 2020 2 (Class D)
6,190,000 AmeriCredit Automobile Receivables Trust 1 .490 09/18/26 5,924
Series - 2020 3 (Class D)
3,499,000 (c) AMSR Trust 3 .148 01/19/39 3,268
Series - 2019 SFR1 (Class C)
3,347,000 (c) AMSR Trust 3 .247 01/19/39 3,114
Series - 2019 SFR1 (Class D)
74,236 (c) Asset Backed Funding Corp NIM Trust 5 .900 07/26/35 0 ^
Series - 2005 WMC1 (Class N1)
9,500,000 (c) Avis Budget Rental Car Funding AESOP LLC 1 .380 08/20/27 8,728
Series - 2021 1A (Class A)
4,400,000 (c) BHG Securitization Trust 1 .670 10/17/34 4,090
Series - 2021 B (Class B)
1,442,733 (c) BRE Grand Islander Timeshare Issuer LLC 3 .280 09/26/33 1,387
Series - 2019 A (Class A)
EUR 725,926 (a),(c) Bruegel 2021 DAC EURIBOR 3 M + 2.470% 6 .413 05/22/31 714
Series - 2021 1A (Class D)
1,500,000 (a),(c) BX Trust SOFR 1 Month + 3.339% 8 .664 05/15/38 1,521
Series - 2023 DELC (Class B)
5,684,846 (c) Capital Automotive REIT 1 .440 08/15/51 5,083
Series - 2021 1A (Class A1)
4,204,444 (c) Capital Automotive REIT 1 .920 08/15/51 3,736
Series - 2021 1A (Class A3)
9,737,500 (c) Cars Net Lease Mortgage Notes Series 2 .010 12/15/50 8,480
Series - 2020 1A (Class A1)
3,917,905 Carvana Auto Receivables Trust 0 .970 03/10/28 3,736
Series - 2021 N2 (Class A2)
181,242 Carvana Auto Receivables Trust 1 .270 03/10/28 170
Series - 2021 N2 (Class D)
EUR 595,590 (a),(c) Cassia SRL EURIBOR 3 M + 3.500% 7 .443 05/22/34 604
Series - 2022 1A (Class B)
4,150,000 (a),(c) Cayuga Park CLO Ltd SOFR 3 M + 1.912% 1 .000 07/17/34 4,153
Series - 2020 1A (Class B1R)
412,783 (a) C-BASS Trust SOFR 1 M + 0.274% 3 .523 07/25/36 396
Series - 2006 CB6 (Class A1)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 428,194 (a) Chase Funding Mortgage Loan Asset-Backed
Certificates
5 .700% 02/26/35 $ 397
Series - 2004 2 (Class 1M2)
1,142,180 (a),(c) CIFC Funding Ltd SOFR 3 M + 1.482% 6 .799 07/20/30 1,143
Series - 2017 3A (Class A1)
2,000,000 (a),(c) CIFC Funding Ltd SOFR 3 Month + 1.862% 7 .178 11/16/30 2,001
Series - 2017 5A (Class A2)
5,500,000 (a),(c) CIFC Funding Ltd SOFR 3 M + 3.000% 8 .318 10/22/35 5,539
Series - 2022 7A (Class B1)
20,483 CIT Group Home Equity Loan Trust (Step Bond) 6 .200 02/25/30 20
Series - 2002 1 (Class AF6)
6,520,000 (a) Citibank Credit Card Issuance Trust SOFR 1 Month + 0.884% 6 .210 05/14/29 6,577
Series - 2017 A6 (Class A6)
2,500,000 (a) COMM Mortgage Trust 3 .926 03/10/48 2,319
Series - 2015 CR22 (Class B)
7,859,650 (c) DB Master Finance LLC 4 .021 05/20/49 7,606
Series - 2019 1A (Class A2II)
36,656,250 (c) DB Master Finance LLC 2 .045 11/20/51 33,549
Series - 2021 1A (Class A2I)
28,934,000 (c) DB Master Finance LLC 2 .493 11/20/51 25,501
Series - 2021 1A (Class A2II)
251,698 (c) Diamond Resorts Owner Trust 2 .700 11/21/33 239
Series - 2021 1A (Class C)
27,789,188 (c) Domino's Pizza Master Issuer LLC 2 .662 04/25/51 24,716
Series - 2021 1A (Class A2I)
3,800,000 (a),(c) Dryden 49 Senior Loan Fund SOFR 3 M + 1.862% 7 .160 07/18/30 3,802
Series - 2017 49A (Class BR)
893,520 (c) DT Auto Owner Trust 0 .840 10/15/26 887
Series - 2021 1A (Class C)
539,047 (a),(c) Ellington Loan Acquisition Trust SOFR 1 M + 1.214% 6 .544 05/25/37 534
Series - 2007 2 (Class A2C)
959,792 (c) FCI Funding LLC 1 .130 04/15/33 951
Series - 2021 1A (Class A)
4,367,170 (c) FNA VI LLC 1 .350 01/10/32 4,029
Series - 2021 1A (Class A)
992,986 (a),(c) Gracie Point International Funding LLC 7 .308 09/01/26 1,000
Series - 2023 1A (Class A)
13,000,000 (a),(c) Gracie Point International Funding LLC 7 .058 03/01/28 13,034
Series - 2024 1A (Class A)
4,000,000 (c) GSCG Trust 2 .936 09/06/34 3,100
Series - 2019 600C (Class A)
214,513 (c) HERO Funding Trust 3 .280 09/20/48 187
Series - 2017 2A (Class A1)
429,025 (c) HERO Funding Trust 4 .070 09/20/48 384
Series - 2017 2A (Class A2)
24,000,000 (c) Hertz Vehicle Financing LLC 1 .210 12/26/25 23,432
Series - 2021 1A (Class A)
2,113,184 (c) Hilton Grand Vacations Trust 2 .340 07/25/33 2,021
Series - 2019 AA (Class A)
307,347 (a) Home Equity Asset Trust SOFR 1 M + 1.614% 3 .986 06/25/33 293
Series - 2003 1 (Class M1)
1,499,931 (a),(c) Invitation Homes Trust SOFR 1 M + 1.364% 6 .690 01/17/38 1,502
Series - 2018 SFR4 (Class B)
2,178,517 (c) JG Wentworth XXII LLC 3 .820 12/15/48 2,176
Series - 2010 3A (Class A)
5,000,000 (a),(c) KKR Clo 32 Ltd SOFR 3 Month + 2.012% 7 .326 01/15/32 5,005
Series - 2020 32A (Class B)
3,500,000 (a),(c) Madison Park Funding LV Ltd SOFR 3 M + 2.900% 8 .198 07/18/35 3,515
Series - 2022 55A (Class B1)
5,500,000 (a),(c) Madison Park Funding XXI Ltd SOFR 3 Month + 1.912% 7 .226 10/15/32 5,505
Series - 2016 21A (Class A2RR)
530,000 (a),(c) Magnetite XVIII Ltd SOFR 3 M + 1.762% 7 .069 11/15/28 530
Series - 2016 18A (Class BR)

CREF Core Bond Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,500,000 (a),(c) Massachusetts St SOFR 3 M + 1.912% 7 .226% 01/15/35 $ 3,504
Series - 2021 3A (Class B)
2,532,804 (c) MVW LLC 1 .140 01/22/41 2,356
Series - 2021 1WA (Class A)
903,904 (c) MVW Owner Trust 3 .450 01/21/36 896
Series - 2018 1A (Class A)
1,016,113 (c) MVW Owner Trust 2 .890 11/20/36 987
Series - 2019 1A (Class A)
3,469,100 (c) MVW Owner Trust 2 .220 10/20/38 3,296
Series - 2019 2A (Class A)
2,139,248 (c) Navient Private Education Refi Loan Trust 1 .310 01/15/69 1,975
Series - 2020 HA (Class A)
4,267,583 (c) Navient Private Education Refi Loan Trust 0 .840 05/15/69 3,742
Series - 2021 A (Class A)
1,858,492 (c) Navient Student Loan Trust 3 .390 12/15/59 1,784
Series - 2019 BA (Class A2A)
887,007 (a),(c) Navient Student Loan Trust LIBOR 1 M + 1.094% 6 .420 12/15/59 885
Series - 2019 BA (Class A2B)
10,000,000 (a),(c) Neuberger Berman CLO Ltd SOFR 3 Month + 1.800% 7 .125 04/25/36 10,010
Series - 2022 48A (Class B)
8,600,000 (a),(c) Neuberger Berman Loan Advisers CLO 31 Ltd SOFR 3 M + 1.812% 7 .129 04/20/31 8,572
Series - 2019 31A (Class BR)
1,000,000 (a),(c) Neuberger Berman Loan Advisers Clo 43 Ltd SOFR 3 Month + 1.862% 7 .178 07/17/35 1,001
Series - 2021 43A (Class B)
6,650,000 (a),(c) OHA Credit Funding 10 Ltd SOFR 3 M + 1.912% 7 .210 01/18/36 6,657
Series - 2021 10A (Class B)
2,250,000 (a),(c) OHA Credit Funding 6 Ltd SOFR 3 Month + 1.912% 7 .229 07/20/34 2,253
Series - 2020 6A (Class BR)
10,015,000 (c) OneMain Financial Issuance Trust 4 .890 10/14/34 9,944
Series - 2022 2A (Class A)
17,350,000 (c) OneMain Financial Issuance Trust 1 .750 09/14/35 16,159
Series - 2020 2A (Class A)
21,646,000 (a),(c) OneMain Financial Issuance Trust 30 D AVG SOFR + 0.760% 6 .079 06/16/36 21,569
Series - 2021 1A (Class A2)
1,945,926 (c) Oportun Funding XIV LLC 1 .210 03/08/28 1,882
Series - 2021 A (Class A)
8,000,000 (a),(c) Palmer Square CLO Ltd SOFR 3 Month + 1.800% 7 .118 04/20/35 8,011
Series - 2022 1A (Class B)
1,450,000 (c) Progress Residential Trust 2 .711 11/17/40 1,263
Series - 2021 SFR9 (Class D)
3,338,231 Santander Drive Auto Receivables Trust 2 .220 09/15/26 3,318
Series - 2020 2 (Class D)
1,985,850 Santander Drive Auto Receivables Trust 1 .480 01/15/27 1,951
Series - 2020 4 (Class D)
34,000,000 Santander Drive Auto Receivables Trust 1 .670 10/15/27 32,312
Series - 2021 4 (Class D)
20,082,125 (c) SERVPRO Master Issuer LLC 2 .394 04/25/51 17,630
Series - 2021 1A (Class A2)
1,196,630 (c) Sierra Timeshare Receivables Funding LLC 2 .590 05/20/36 1,186
Series - 2019 2A (Class A)
717,035 (c) Sierra Timeshare Receivables Funding LLC 2 .340 08/20/36 706
Series - 2019 3A (Class A)
943,205 (c) Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 892
Series - 2021 1A (Class A)
1,022,688 (c) Sierra Timeshare Receivables Funding LLC 1 .340 11/20/37 967
Series - 2021 1A (Class B)
566,983 (c) Sierra Timeshare Receivables Funding LLC 1 .790 11/20/37 536
Series - 2021 1A (Class C)
1,014,881 (c) SMB Private Education Loan Trust 2 .430 02/17/32 994
Series - 2016 B (Class A2A)
2,149,779 (c) SMB Private Education Loan Trust 2 .880 09/15/34 2,095
Series - 2017 A (Class A2A)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,061,810 (c) SMB Private Education Loan Trust 2 .820% 10/15/35 $ 2,966
Series - 2017 B (Class A2A)
1,511,019 (c) SMB Private Education Loan Trust 3 .500 02/15/36 1,466
Series - 2018 A (Class A2A)
1,502,487 (c) SoFi Professional Loan Program LLC 2 .840 01/25/41 1,464
Series - 2017 F (Class A2FX)
2,523,831 (c) SoFi Professional Loan Program LLC 2 .950 02/25/42 2,462
Series - 2018 A (Class A2B)
1,332,175 (c) SoFi Professional Loan Program LLC 3 .690 06/15/48 1,285
Series - 2019 A (Class A2FX)
3,063,185 (c) SpringCastle America Funding LLC 1 .970 09/25/37 2,842
Series - 2020 AA (Class A)
9,021,000 (c) SpringCastle America Funding LLC 2 .660 09/25/37 8,191
Series - 2020 AA (Class B)
6,475,000 (c) Stack Infrastructure Issuer LLC 1 .893 08/25/45 6,102
Series - 2020 1A (Class A2)
5,875,000 (c) Stack Infrastructure Issuer LLC 1 .877 03/26/46 5,418
Series - 2021 1A (Class A2)
235,437 (a) Structured Asset Investment Loan Trust SOFR 1 M + 1.014% 6 .344 09/25/34 223
Series - 2004 8 (Class M1)
1,781,250 (c) Taco Bell Funding LLC 4 .970 05/25/46 1,754
Series - 2016 1A (Class A23)
26,399,775 (c) Taco Bell Funding LLC 1 .946 08/25/51 23,879
Series - 2021 1A (Class A2I)
16,122,825 (c) Taco Bell Funding LLC 2 .294 08/25/51 14,002
Series - 2021 1A (Class A2II)
1,050,000 (c) Tesla Auto Lease Trust 6 .570 08/20/27 1,063
Series - 2023 B (Class B)
7,000,000 (a),(c) TICP CLO VIII Ltd SOFR 3 M + 1.962% 7 .279 10/20/34 7,005
Series - 2017 8A (Class A2R)
1,275,000 (c) Tricon American Homes Trust 2 .049 07/17/38 1,176
Series - 2020 SFR1 (Class B)
19,183,826 (c) Wendy's Funding LLC 2 .370 06/15/51 16,694
Series - 2021 1A (Class A2I)
14,300,000 (b),(c) Ziply Fiber Issuer LLC 6 .640 04/20/54 14,309
Series - 2024 1A (Class A2)
TOTAL ASSET BACKED 542,883
OTHER MORTGAGE BACKED - 10.7%
12,000,000 (a),(c) 20 TSQ GROUNDCO LLC 3 .100 05/15/35 9,616
Series - 2018 20TS (Class E)
73,001 (a),(c) ACRE Commercial Mortgage Ltd SOFR 1 M + 0.944% 6 .271 12/18/37 73
Series - 2021 FL4 (Class A)
1,018,198 (a),(c) Agate Bay Mortgage Trust 3 .500 09/25/45 912
Series - 2015 6 (Class A9)
GBP 599,776 (a) Agora Securities SONIA Interest Rate Benchmark
+ 1.900%
7 .122 07/22/31 736
Series - 2021 1X (Class C)
5,000,000 (a),(c) Alen Mortgage Trust SOFR 1 M + 2.364% 7 .690 04/15/34 3,752
Series - 2021 ACEN (Class C)
GBP 420,888 (a),(c) Atom Mortgage Securities DAC SONIA Interest Rate Benchmark
+ 1.900%
7 .122 07/22/31 443
Series - 2021 1A (Class D)
1,067,340 (a) BANK 3 .950 11/15/50 930
Series - 2017 BNK8 (Class B)
2,500,000 (a) BANK 4 .094 11/15/50 1,932
Series - 2017 BNK8 (Class C)
1,000,000 BANK 3 .093 10/17/52 863
Series - 2019 BN21 (Class AS)
3,800,000 BANK 3 .203 12/15/52 3,347
Series - 2019 BN23 (Class AS)
1,000,000 (a) BANK 3 .851 07/15/60 883
Series - 2017 BNK6 (Class C)

CREF Core Bond Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,641,528 BANK 2 .758% 09/15/62 $ 1,447
Series - 2019 BN20 (Class A2)
8,000,000 (a) BANK 3 .283 11/15/62 7,107
Series - 2019 BN24 (Class AS)
1,183,000 (a) BANK 3 .517 11/15/62 953
Series - 2019 BN24 (Class C)
3,400,000 (a) BANK5 6 .268 02/15/29 3,510
Series - 2024 5YR5 (Class AS)
1,250,000 (a),(c) BBCMS Mortgage Trust 4 .267 08/05/38 894
Series - 2018 CHRS (Class E)
3,008,953 BBCMS Mortgage Trust 3 .488 02/15/50 2,925
Series - 2017 C1 (Class ASB)
4,000,000 BBCMS Mortgage Trust 5 .753 04/15/56 4,030
Series - 2023 C19 (Class A2B)
4,700,000 (a) BBCMS Mortgage Trust 6 .383 07/15/56 4,887
Series - 2023 C20 (Class A2)
4,600,000 (a),(c) Benchmark Mortgage Trust 2 .791 09/15/48 3,742
Series - 2020 IG2 (Class AM)
2,740,000 (a),(c) Benchmark Mortgage Trust 3 .133 09/15/48 2,203
Series - 2020 IG3 (Class AS)
2,500,000 (a),(c) Benchmark Mortgage Trust 3 .536 09/15/48 2,223
Series - 2020 IG3 (Class BXA)
3,000,000 (a) Benchmark Mortgage Trust 4 .285 02/15/51 2,483
Series - 2018 B2 (Class C)
3,452,143 Benchmark Mortgage Trust 4 .016 03/15/52 3,230
Series - 2019 B9 (Class A5)
3,000,000 Benchmark Mortgage Trust 3 .784 05/15/52 2,698
Series - 2019 B11 (Class AS)
830,000 Benchmark Mortgage Trust 4 .241 05/15/53 788
Series - 2018 B7 (Class A3)
5,921,744 (a) Benchmark Mortgage Trust 4 .510 05/15/53 5,714
Series - 2018 B7 (Class A4)
1,000,000 Benchmark Mortgage Trust 2 .355 07/15/54 728
Series - 2021 B27 (Class B)
10,000,000 (a) Benchmark Mortgage Trust 2 .244 08/15/54 7,774
Series - 2021 B28 (Class B)
3,150,000 Benchmark Mortgage Trust 2 .429 08/15/54 2,553
Series - 2021 B28 (Class AS)
9,500,000 BMARK AS 2 .612 09/15/54 7,735
Series - 2021 B29 (Class AS)
2,360,000 (c) BWAY Mortgage Trust 3 .402 02/10/44 1,835
Series - 2022 26BW (Class A)
5,000,000 (a),(c) BX Commercial Mortgage Trust SOFR 1 Month + 1.035% 6 .360 12/15/38 4,951
Series - 2021 CIP (Class A)
7,500,000 (a),(c) BX Commercial Mortgage Trust SOFR 1 Month + 1.385% 6 .710 12/15/38 7,415
Series - 2021 CIP (Class B)
1,089,077 (a),(c) BX TRUST SOFR 1 M + 2.949% 8 .274 08/15/39 1,099
Series - 2022 PSB (Class B)
1,325,000 (c) BXP Trust 3 .459 08/13/37 1,224
Series - 2017 CC (Class A)
5,000,000 (c) BXP Trust 2 .618 01/15/44 4,038
Series - 2021 601L (Class A)
10,000,000 (a),(c) BXP Trust 2 .775 01/15/44 7,224
Series - 2021 601L (Class C)
5,500,000 (a),(c) BXP Trust 2 .775 01/15/44 3,566
Series - 2021 601L (Class D)
12,154,818 (c) Capital Automotive REIT 2 .690 02/15/50 11,802
Series - 2020 1A (Class A1)
2,634,897 CD Mortgage Trust 2 .622 08/10/49 2,543
Series - 2016 CD1 (Class ASB)
9,000,000 CD Mortgage Trust 2 .926 08/10/49 8,096
Series - 2016 CD1 (Class AM)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,750,000 (a) CD Mortgage Trust 3 .879% 11/10/49 $ 5,006
Series - 2016 CD2 (Class B)
1,000,000 (a) CD Mortgage Trust 3 .977 11/10/49 830
Series - 2016 CD2 (Class C)
551,095 CD Mortgage Trust 3 .453 02/10/50 534
Series - 2017 CD3 (Class AAB)
500,000 (a) CD Mortgage Trust 4 .538 02/10/50 250
Series - 2017 CD3 (Class C)
3,320,691 CD Mortgage Trust 3 .220 08/15/50 3,210
Series - 2017 CD5 (Class AAB)
3,457,000 CD Mortgage Trust 2 .812 08/15/57 3,241
Series - 2019 CD8 (Class ASB)
17,179,533 (c) CF Hippolyta LLC 1 .690 07/15/60 16,061
Series - 2020 1 (Class A1)
5,026,921 (c) CF Hippolyta LLC 1 .990 07/15/60 4,321
Series - 2020 1 (Class A2)
2,941,208 (c) CF Hippolyta LLC 2 .280 07/15/60 2,706
Series - 2020 1 (Class B1)
18,848,951 (c) CF Hippolyta LLC 1 .530 03/15/61 17,045
Series - 2021 1A (Class A1)
4,476,626 (c) CF Hippolyta LLC 1 .980 03/15/61 3,939
Series - 2021 1A (Class B1)
869,088 CFCRE Commercial Mortgage Trust 3 .121 05/10/58 845
Series - 2016 C4 (Class AHR)
210,580 (a) CHL Mortgage Pass-Through Trust 5 .077 02/20/35 210
Series - 2004 HYB9 (Class 1A1)
2,500,000 (a),(c) Citigroup Commercial Mortgage Trust 3 .518 05/10/35 2,372
Series - 2013 375P (Class B)
2,350,000 Citigroup Commercial Mortgage Trust 4 .017 10/10/47 2,311
Series - 2014 GC25 (Class AS)
2,137,000 Citigroup Commercial Mortgage Trust 3 .457 04/10/48 2,058
Series - 2015 GC29 (Class AS)
1,700,000 (a) Citigroup Commercial Mortgage Trust 3 .758 04/10/48 1,640
Series - 2015 GC29 (Class B)
3,000,000 (a) Citigroup Commercial Mortgage Trust 4 .137 04/10/48 2,792
Series - 2015 GC29 (Class C)
3,832,264 Citigroup Commercial Mortgage Trust 3 .243 08/15/50 3,704
Series - 2017 B1 (Class AAB)
7,765,000 Citigroup Commercial Mortgage Trust 3 .764 10/12/50 7,036
Series - 2017 C4 (Class AS)
2,000,000 Citigroup Commercial Mortgage Trust 3 .778 09/10/58 1,931
Series - 2015 GC33 (Class A4)
5,000,000 (c) COMM Mortgage Trust 3 .244 10/10/29 4,625
Series - 2017 PANW (Class A)
3,000,000 (c) COMM Mortgage Trust 3 .376 01/10/39 2,627
Series - 2022 HC (Class C)
123,617 COMM Mortgage Trust 2 .853 10/15/45 114
Series - 2012 CR4 (Class A3)
1,833,792 (a),(c) COMM Mortgage Trust 3 .566 06/10/46 1,786
Series - 2013 CR8 (Class B)
750,000 COMM Mortgage Trust 4 .174 05/10/47 725
Series - 2014 CR17 (Class AM)
2,500,000 (a),(c) COMM Mortgage Trust 4 .767 06/10/47 1,405
Series - 2014 UBS3 (Class D)
5,240,000 COMM Mortgage Trust 3 .917 10/10/47 5,187
Series - 2014 LC17 (Class A5)
5,205,000 (a) COMM Mortgage Trust 4 .188 10/10/47 5,122
Series - 2014 LC17 (Class AM)
4,658,546 (a) COMM Mortgage Trust 4 .490 10/10/47 4,539
Series - 2014 LC17 (Class B)
2,825,979 (a) COMM Mortgage Trust 3 .829 02/10/48 2,663
Series - 2015 LC19 (Class B)

CREF Core Bond Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,000,000 (c) COMM Mortgage Trust 3 .000% 03/10/48 $ 765
Series - 2015 CR22 (Class E)
1,445,000 COMM Mortgage Trust 3 .309 03/10/48 1,411
Series - 2015 CR22 (Class A5)
5,592,775 (a) COMM Mortgage Trust 3 .603 03/10/48 5,336
Series - 2015 CR22 (Class AM)
2,696,000 (a) COMM Mortgage Trust 4 .066 03/10/48 2,442
Series - 2015 CR22 (Class C)
7,405,000 COMM Mortgage Trust 3 .801 05/10/48 7,197
Series - 2015 CR23 (Class AM)
4,500,000 (a) COMM Mortgage Trust 4 .183 05/10/48 4,368
Series - 2015 CR23 (Class B)
2,549,000 (a) COMM Mortgage Trust 4 .283 05/10/48 2,389
Series - 2015 CR23 (Class C)
963,603 COMM Mortgage Trust 3 .421 07/10/48 953
Series - 2015 LC21 (Class ASB)
4,000,000 (a) COMM Mortgage Trust 3 .463 08/10/48 3,452
Series - 2015 CR24 (Class D)
2,550,000 COMM Mortgage Trust 3 .696 08/10/48 2,482
Series - 2015 CR24 (Class A5)
5,000,000 (a) COMM Mortgage Trust 4 .028 08/10/48 4,841
Series - 2015 CR24 (Class AM)
2,000,000 (a) COMM Mortgage Trust 4 .348 08/10/48 1,905
Series - 2015 CR24 (Class B)
1,467,000 (a) COMM Mortgage Trust 4 .348 08/10/48 1,327
Series - 2015 CR24 (Class C)
1,352,000 COMM Mortgage Trust 3 .612 10/10/48 1,311
Series - 2015 CR27 (Class A4)
3,212,210 COMM Mortgage Trust 3 .630 10/10/48 3,112
Series - 2015 CR26 (Class A4)
2,075,000 COMM Mortgage Trust 3 .774 10/10/48 2,011
Series - 2015 LC23 (Class A4)
1,875,000 (a) COMM Mortgage Trust 4 .464 10/10/48 1,788
Series - 2015 CR26 (Class B)
4,855,000 (a) COMM Mortgage Trust 4 .545 10/10/48 4,586
Series - 2015 LC23 (Class C)
973,379 COMM Mortgage Trust 3 .651 02/10/49 950
Series - 2016 CR28 (Class AHR)
4,650,000 (a) COMM Mortgage Trust 4 .605 02/10/49 4,367
Series - 2016 CR28 (Class B)
4,600,000 (a) COMM Mortgage Trust 4 .340 05/10/51 4,164
Series - 2018 COR3 (Class AM)
1,550,000 COMM Mortgage Trust 3 .263 08/15/57 1,362
Series - 2019 GC44 (Class AM)
2,000,000 (a) COMM Mortgage Trust 3 .522 08/15/57 1,611
Series - 2019 GC44 (Class C)
626,400 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.250% 6 .349 03/25/42 700
Series - 2022 R03 (Class 1B1)
18,955,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8 .820 03/25/42 19,897
Series - 2022 R03 (Class 1M2)
5,970,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.000% 8 .320 04/25/42 6,163
Series - 2022 R05 (Class 2M2)
30,200,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.850% 9 .170 05/25/42 32,077
Series - 2022 R06 (Class 1M2)
9,505,000 (a),(c) Connecticut Avenue Securities Trust SOFR + 3.600% 8 .920 07/25/42 10,052
Series - 2022 R08 (Class 1M2)
12,890,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 10 .071 09/25/42 14,112
Series - 2022 R09 (Class 2M2)
870,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.750% 12 .071 09/25/42 968
Series - 2022 R09 (Class 2B1)
16,045,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 9 .071 12/25/42 17,181
Series - 2023 R01 (Class 1M2)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 7,400,000 (a),(c) Credit Suisse Commercial Mortgage Trust 3 .728% 11/10/32 $ 5,507
Series - 2017 CALI (Class B)
1,905,260 (a),(c) Credit Suisse Mortgage Capital Certificates SOFR 1 M + 1.647% 6 .973 05/15/36 1,905
Series - 2019 ICE4 (Class D)
4,270,400 (a),(c) Credit Suisse Mortgage Capital Certificates 3 .388 10/25/59 3,922
Series - 2019 NQM1 (Class M1)
7,573,750 (a),(c) Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 6,435
Series - 2021 NQM8 (Class A3)
9,500,000 DBGS Mortgage Trust 4 .466 10/15/51 8,902
Series - 2018 C1 (Class A4)
4,932,718 DBJPM Mortgage Trust 2 .756 08/10/49 4,788
Series - 2016 C3 (Class ASB)
6,372,762 DBJPM Mortgage Trust 3 .121 06/10/50 6,187
Series - 2017 C6 (Class ASB)
5,300,000 DBJPM Mortgage Trust 2 .340 08/15/53 4,313
Series - 2020 C9 (Class AM)
17,410,000 (c) DBUBS Mortgage Trust 3 .452 10/10/34 16,087
Series - 2017 BRBK (Class A)
15,500,000 (a),(c) DBUBS Mortgage Trust 3 .530 10/10/34 14,062
Series - 2017 BRBK (Class B)
4,994,187 (a),(c) ELP Commercial Mortgage Trust SOFR 1 Month + 1.235% 6 .561 11/15/38 4,952
Series - 2021 ELP (Class B)
6,991,862 (a),(c) ELP Commercial Mortgage Trust SOFR 1 M + 1.434% 6 .760 11/15/38 6,925
Series - 2021 ELP (Class C)
4,664,571 (a),(c) ELP Commercial Mortgage Trust SOFR 1 M + 2.233% 7 .559 11/15/38 4,622
Series - 2021 ELP (Class E)
4,999,900 (a),(c) EQUS Mortgage Trust SOFR 1 Month + 0.869% 6 .195 10/15/38 4,975
Series - 2021 EQAZ (Class A)
106,203 (a),(c) Flagstar Mortgage Trust 4 .000 09/25/48 98
Series - 2018 5 (Class A11)
3,101,961 (a),(c) Flagstar Mortgage Trust 2 .500 04/25/51 2,477
Series - 2021 2 (Class A4)
8,828,799 (a),(c) Flagstar Mortgage Trust 2 .500 06/01/51 7,050
Series - 2021 4 (Class A21)
550,887 Ford Credit Auto Owner Trust 5 .140 03/15/26 550
Series - 2023 A (Class A2A)
550,887 (a) Ford Credit Auto Owner Trust 30 D AVG SOFR + 0.720% 6 .039 03/15/26 551
Series - 2023 A (Class A2B)
GBP 886,824 (a),(c) Frost CMBS DAC SONIA Interest Rate Benchmark
+ 2.900%
8 .122 11/20/33 1,041
Series - 2021 1A (Class GBD)
5,000,000 (a),(c) GS Mortgage Securities Corp II SOFR 1 Month + 1.364% 6 .690 11/15/36 4,922
Series - 2021 ARDN (Class A)
3,600,000 (a),(c) GS Mortgage Securities Corp II SOFR 1 M + 3.464% 8 .790 11/15/36 3,463
Series - 2021 ARDN (Class E)
1,130,000 (a),(c) GS Mortgage Securities Corp II 3 .475 09/10/37 1,034
Series - 2017 375H (Class A)
2,500,000 (a),(c) GS Mortgage Securities Corp II 3 .483 09/10/37 2,177
Series - 2017 375H (Class B)
1,350,000 (a) GS Mortgage Securities Corp II 3 .777 05/10/50 1,305
Series - 2015 GC30 (Class AS)
5,235,000 (a),(c) GS Mortgage Securities Corp Trust SOFR 1 Month + 1.897% 7 .223 07/15/31 2,173
Series - 2018 TWR (Class D)
1,500,000 (a),(c) GS Mortgage Securities Corp Trust SOFR 1 M + 2.164% 7 .490 11/15/36 1,455
Series - 2021 ARDN (Class C)
3,000,000 (a),(c) GS Mortgage Securities Corp Trust SOFR 1 M + 2.864% 8 .190 11/15/36 2,908
Series - 2021 ARDN (Class D)
2,000,000 (a),(c) GS Mortgage Securities Trust SOFR 1 M + 1.747% 7 .073 07/15/31 1,230
Series - 2018 TWR (Class C)
207,179 GS Mortgage Securities Trust 3 .206 02/10/48 205
Series - 2015 GC28 (Class AAB)
2,816,500 GS Mortgage Securities Trust 3 .396 02/10/48 2,772
Series - 2015 GC28 (Class A5)

CREF Core Bond Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 7,400,000 (a) GS Mortgage Securities Trust 4 .018% 07/10/48 $ 7,175
Series - 2015 GC32 (Class AS)
1,042,732 GS Mortgage Securities Trust 3 .278 10/10/48 1,023
Series - 2015 GC34 (Class AAB)
2,000,000 GS Mortgage Securities Trust 3 .143 10/10/49 1,857
Series - 2016 GS3 (Class AS)
1,500,000 (a) GS Mortgage Securities Trust 3 .952 11/10/49 1,279
Series - 2016 GS4 (Class C)
2,000,000 GS Mortgage Securities Trust 3 .674 03/10/50 1,878
Series - 2017 GS5 (Class A4)
4,250,000 (a) GS Mortgage Securities Trust 3 .826 03/10/50 3,897
Series - 2017 GS5 (Class AS)
7,138,202 GS Mortgage Securities Trust 3 .230 05/10/50 6,939
Series - 2017 GS6 (Class AAB)
6,000,000 GS Mortgage Securities Trust 3 .433 05/10/50 5,605
Series - 2017 GS6 (Class A3)
2,540,000 (a) GS Mortgage Securities Trust 4 .024 05/10/50 2,373
Series - 2015 GC30 (Class B)
5,000,000 (a) GS Mortgage Securities Trust 4 .068 05/10/50 4,449
Series - 2015 GC30 (Class C)
3,000,000 GS Mortgage Securities Trust 3 .837 11/10/50 2,834
Series - 2017 GS8 (Class ABP)
4,844,000 (a) GS Mortgage Securities Trust 4 .322 11/10/50 4,363
Series - 2017 GS8 (Class C)
3,050,000 (a) GS Mortgage Securities Trust 4 .158 02/10/52 2,823
Series - 2019 GC38 (Class AS)
2,500,000 (a) GS Mortgage Securities Trust 3 .173 02/13/53 2,156
Series - 2020 GC45 (Class AS)
2,190,000 GS Mortgage Securities Trust 2 .012 12/12/53 1,746
Series - 2020 GSA2 (Class A5)
367,816 (a),(c) GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 340
Series - 2019 PJ2 (Class A4)
140,807 (a),(c) GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 130
Series - 2019 PJ2 (Class A1)
864,563 (a),(c) GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 730
Series - 2020 PJ4 (Class A4)
36,602,307 (a),(c) GS Mortgage-Backed Securities Corp Trust 0 .257 03/27/51 448
Series - 2020 PJ5 (Class AX1)
1,251,095 (a),(c) GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 1,057
Series - 2020 PJ5 (Class A4)
1,894,504 (a),(c) GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 1,533
Series - 2020 PJ6 (Class A4)
11,993,326 (a),(c) GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 9,577
Series - 2021 PJ5 (Class A4)
11,603,087 (a),(c) GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 9,641
Series - 2022 PJ2 (Class A36)
4,194,497 (a),(c) GS Mortgage-Backed Securities Corp Trust 3 .000 09/25/52 3,485
Series - 2022 PJ4 (Class A36)
1,001,809 (a),(c) GS Mortgage-Backed Securities Trust 3 .630 05/25/50 852
Series - 2020 PJ1 (Class B2)
2,337,124 (a),(c) GS Mortgage-Backed Securities Trust 2 .500 07/25/51 1,866
Series - 2021 PJ2 (Class A4)
21,175,949 (a),(c) GS Mortgage-Backed Securities Trust 2 .500 01/25/52 16,910
Series - 2021 PJ7 (Class A4)
9,747,427 (a),(c) GS Mortgage-Backed Securities Trust 2 .500 01/25/52 7,784
Series - 2021 PJ8 (Class A4)
3,353,796 (a),(c) GS Mortgage-Backed Securities Trust 2 .722 01/25/52 2,628
Series - 2021 PJ7 (Class B2)
6,951,971 (a),(c) GS Mortgage-Backed Securities Trust 3 .000 07/25/52 5,772
Series - 2022 INV1 (Class A4)
9,173,626 (a),(c) GS Mortgage-Backed Securities Trust 3 .000 09/25/52 7,611
Series - 2022 HP1 (Class A4)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,854,375 (a),(c) GS Mortgage-Backed Securities Trust 3 .000% 10/25/52 $ 5,696
Series - 2022 PJ5 (Class A36)
5,519,499 (a),(c) GS Mortgage-Backed Securities Trust 3 .000 01/25/53 4,586
Series - 2022 PJ6 (Class A24)
8,073,718 (a),(c) GS Mortgage-Backed Securities Trust 3 .500 02/25/53 6,989
Series - 2023 PJ1 (Class A24)
4,500,000 (c) Hudson Yards Mortgage Trust 2 .835 08/10/38 4,206
Series - 2016 10HY (Class A)
2,500,000 (a),(c) Hudson Yards Mortgage Trust 2 .977 08/10/38 2,317
Series - 2016 10HY (Class B)
7,250,000 (a),(c) Hudson Yards Mortgage Trust 2 .977 08/10/38 6,654
Series - 2016 10HY (Class C)
4,750,000 (a),(c) Hudson Yards Mortgage Trust 2 .943 12/10/41 3,863
Series - 2019 55HY (Class D)
2,750,000 (a),(c) Hudson Yards Mortgage Trust 2 .943 12/10/41 2,130
Series - 2019 55HY (Class E)
2,339,087 (a),(c) Imperial Fund Mortgage Trust 2 .051 10/25/55 2,115
Series - 2020 NQM1 (Class A3)
1,043,500 (a),(c) Imperial Fund Mortgage Trust 3 .531 10/25/55 896
Series - 2020 NQM1 (Class M1)
1,000,000 (a),(c) JP Morgan Chase Commercial Mortgage Securities
Corp
4 .613 07/05/31 615
Series - 2018 AON (Class D)
1,780,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .914 01/15/49 1,723
Series - 2015 JP1 (Class A5)
2,792,819 JP Morgan Chase Commercial Mortgage Securities
Corp
2 .713 08/15/49 2,716
Series - 2016 JP2 (Class ASB)
4,327,511 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .379 09/15/50 4,214
Series - 2017 JP7 (Class A3)
3,155,000 (c) JP Morgan Chase Commercial Mortgage Securities
Trust
3 .065 01/16/37 2,414
Series - 2020 NNN (Class BFX)
2,509,406 (a),(c) JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 6 .677 12/25/44 2,413
Series - 2015 1 (Class B1)
190,936 (a),(c) JP Morgan Mortgage Trust 3 .500 05/25/45 172
Series - 2015 3 (Class A19)
1,972,937 (a),(c) JP Morgan Mortgage Trust 3 .500 10/25/45 1,762
Series - 2015 6 (Class A13)
2,176,596 (a),(c) JP Morgan Mortgage Trust 3 .500 09/25/48 1,891
Series - 2018 3 (Class A13)
3,040,018 (a),(c) JP Morgan Mortgage Trust 3 .500 10/25/48 2,632
Series - 2018 5 (Class A13)
1,879,096 (a),(c) JP Morgan Mortgage Trust 4 .257 10/26/48 1,859
Series - 2017 5 (Class A2)
645,036 (a),(c) JP Morgan Mortgage Trust 4 .000 02/25/49 589
Series - 2018 9 (Class A13)
497,017 (a),(c) JP Morgan Mortgage Trust 4 .000 05/25/49 463
Series - 2019 1 (Class A15)
6,521,146 (a),(c) JP Morgan Mortgage Trust 3 .823 06/25/50 5,686
Series - 2020 1 (Class B2)
28,133,864 (a),(c) JP Morgan Mortgage Trust 0 .139 07/25/51 209
Series - 2021 3 (Class AX1)
19,969,877 (a),(c) JP Morgan Mortgage Trust 0 .130 08/25/51 140
Series - 2021 4 (Class AX1)
2,363,695 (a),(c) JP Morgan Mortgage Trust 2 .880 08/25/51 1,876
Series - 2021 4 (Class B2)
38,236,537 (a),(c) JP Morgan Mortgage Trust 0 .137 10/25/51 289
Series - 2021 6 (Class AX1)
7,146,646 (a),(c) JP Morgan Mortgage Trust 2 .500 10/25/51 5,707
Series - 2021 6 (Class A15)

CREF Core Bond Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 10,178,541 (a),(c) JP Morgan Mortgage Trust 0 .400% 12/25/51 $ 221
Series - 2021 INV2 (Class AX4)
2,398,409 (a),(c) JP Morgan Mortgage Trust 2 .500 12/25/51 1,915
Series - 2021 10 (Class A15)
2,406,469 (a),(c) JP Morgan Mortgage Trust 2 .500 02/25/52 1,919
Series - 2021 12 (Class A15)
3,721,020 (a),(c) JP Morgan Mortgage Trust 2 .500 05/25/52 2,967
Series - 2021 14 (Class A15)
2,460,675 (a),(c) JP Morgan Mortgage Trust 2 .927 05/25/52 2,026
Series - 2021 LTV2 (Class A3)
16,542,345 (a),(c) JP Morgan Mortgage Trust 3 .000 08/25/52 13,746
Series - 2022 2 (Class A25)
7,128,796 (a),(c) JP Morgan Mortgage Trust 3 .000 09/25/52 5,919
Series - 2022 INV3 (Class A6)
11,695,210 (a),(c) JP Morgan Mortgage Trust 3 .500 09/25/52 10,139
Series - 2022 LTV2 (Class A6)
6,684,130 (a),(c) JP Morgan Mortgage Trust 3 .000 12/25/52 5,554
Series - 2022 7 (Class 1A17)
2,260,613 (a),(c) JP Morgan Mortgage Trust 4 .000 12/25/52 2,033
Series - 2022 7 (Class 2A6A)
5,172,000 JPMBB Commercial Mortgage Securities Trust 3 .997 08/15/47 5,061
Series - 2014 C21 (Class AS)
3,000,000 JPMBB Commercial Mortgage Securities Trust 4 .110 09/15/47 2,847
Series - 2014 C22 (Class AS)
2,686,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .480 09/15/47 2,633
Series - 2014 C23 (Class B)
3,000,000 JPMBB Commercial Mortgage Securities Trust 3 .898 02/15/48 2,716
Series - 2015 C27 (Class B)
2,556,000 JPMBB Commercial Mortgage Securities Trust 3 .611 05/15/48 2,490
Series - 2015 C29 (Class A4)
2,500,000 (a) JPMBB Commercial Mortgage Securities Trust 3 .917 05/15/48 2,426
Series - 2015 C29 (Class AS)
2,350,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .118 05/15/48 2,228
Series - 2015 C29 (Class B)
3,500,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 3,318
Series - 2015 C31 (Class AS)
9,952,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .624 08/15/48 8,832
Series - 2015 C31 (Class B)
3,000,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .624 08/15/48 2,496
Series - 2015 C31 (Class C)
1,820,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .702 03/17/49 1,688
Series - 2016 C1 (Class C)
2,410,915 JPMCC Commercial Mortgage Securities Trust 3 .457 03/15/50 2,338
Series - 2017 JP5 (Class A4)
749,208 JPMCC Commercial Mortgage Securities Trust 3 .549 03/15/50 729
Series - 2017 JP5 (Class ASB)
1,000,000 (a) JPMCC Commercial Mortgage Securities Trust 3 .904 03/15/50 813
Series - 2017 JP5 (Class C)
1,000,000 (a) JPMDB Commercial Mortgage Securities Trust 3 .042 12/15/49 738
Series - 2016 C4 (Class C)
3,000,000 JPMDB Commercial Mortgage Securities Trust 3 .694 03/15/50 2,808
Series - 2017 C5 (Class A5)
7,575,000 JPMDB Commercial Mortgage Securities Trust 2 .536 05/13/53 5,643
Series - 2020 COR7 (Class AS)
2,126,928 (c) Ladder Capital Commercial Mortgage Securities 3 .575 02/15/36 1,990
Series - 2013 GCP (Class A1)
3,247,426 (c) Ladder Capital Commercial Mortgage Securities 3 .357 07/12/50 3,151
Series - 2017 LC26 (Class ASB)
EUR 589,114 (a),(c) Last Mile Logistics Pan Euro Finance DAC EURIBOR 3 M + 2.700% 1 .000 08/17/33 606
Series - 2021 1A (Class E)
EUR 599,877 (a),(c) Last Mile Securities EURIBOR 3 M + 2.350% 6 .265 08/17/31 640
Series - 2021 1A (Class D)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,450,000 (c) Liberty Street Trust 3 .597% 02/10/36 $ 5,057
Series - 2016 225L (Class A)
5,000,000 (c) LSTAR Commercial Mortgage Trust 4 .021 03/10/50 4,604
Series - 2017 5 (Class AS)
4,000,000 (a),(c) MAD Mortgage Trust 3 .082 08/15/34 3,701
Series - 2017 330M (Class A)
1,500,000 (a),(c) Manhattan West 2 .335 09/10/39 1,323
Series - 2020 1MW (Class B)
468,491 (a) Merrill Lynch Mortgage Investors Trust SOFR 1 M + 0.634% 2 .278 01/25/37 439
Series - 2006 WMC1 (Class A1B)
6,650,000 (c) MetroNet Infrastructure Issuer LLC 6 .230 04/20/54 6,672
Series - 2024 1A (Class A2)
2,677,478 (c) Morgan Stanley Bank of America Merrill Lynch Trust 3 .989 12/15/46 2,547
Series - 2014 C19 (Class LNC1)
882,200 (c) Morgan Stanley Bank of America Merrill Lynch Trust 4 .384 12/15/46 827
Series - 2014 C19 (Class LNC2)
6,150,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .832 12/15/47 5,973
Series - 2014 C19 (Class AS)
5,600,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .605 02/15/48 5,440
Series - 2015 C20 (Class AS)
1,250,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust 4 .455 02/15/48 1,184
Series - 2015 C20 (Class C)
2,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .338 03/15/48 2,433
Series - 2015 C21 (Class A4)
6,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .652 03/15/48 6,237
Series - 2015 C21 (Class AS)
3,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .561 04/15/48 2,905
Series - 2015 C22 (Class AS)
3,380,820 (a),(c) Morgan Stanley Capital I Inc SOFR 1 M + 1.491% 6 .817 11/09/24 3,351
Series - 2021 ILP (Class C)
378,466 (a) Morgan Stanley Capital I Trust 5 .877 12/12/49 161
Series - 2007 IQ16 (Class AJ)
258,162 (a) Morgan Stanley Capital I Trust 5 .877 12/12/49 109
Series - 2007 IQ16 (Class AJFX)
3,195,901 Morgan Stanley Capital I Trust 3 .304 06/15/50 3,124
Series - 2017 H1 (Class ASB)
1,458,000 Morgan Stanley Capital I Trust 3 .587 12/15/50 1,371
Series - 2017 HR2 (Class A4)
2,840,000 (a) Morgan Stanley Capital I Trust 4 .429 07/15/51 2,701
Series - 2018 H3 (Class AS)
598,697 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 523
Series - 2021 4 (Class A4)
3,000,000 (a),(c) MSDB Trust 3 .316 07/11/39 2,671
Series - 2017 712F (Class A)
1,200,000 (a),(c) Natixis Commercial Mortgage Securities Trust 3 .790 11/15/32 1,065
Series - 2018 285M (Class A)
12,741,348 (a),(c) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 5 .915 07/15/36 11,799
Series - 2019 MILE (Class A)
5,000,000 (a),(c) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.879% 7 .205 07/15/36 4,367
Series - 2019 MILE (Class B)
2,900,000 (a),(c) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.279% 7 .605 07/15/36 2,390
Series - 2019 MILE (Class C)
5,000,000 (a),(c) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.829% 8 .155 07/15/36 3,871
Series - 2019 MILE (Class D)
703,488 (c) Natixis Commercial Mortgage Securities Trust 2 .966 12/15/38 639
Series - 2020 2PAC (Class A)
209,814 (a) New York Mortgage Trust SOFR 1 M + 0.594% 5 .924 02/25/36 206
Series - 2005 3 (Class A1)
10,724,203 (a),(c) OBX Trust 2 .500 07/25/51 8,564
Series - 2021 J2 (Class A19)
9,393,220 (a),(c) OBX Trust 4 .000 10/25/52 8,412
Series - 2022 INV5 (Class A13)

CREF Core Bond Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 729,783 (a),(c) OBX Trust SOFR 1 M + 0.764% 4 .658% 06/25/57 $ 704
Series - 2018 1 (Class A2)
3,291,864 (a),(c) Oceanview Mortgage Trust 2 .500 05/25/51 2,629
Series - 2021 1 (Class A19)
2,438,489 (a),(c) Oceanview Mortgage Trust 4 .500 11/25/52 2,262
Series - 2022 1 (Class A1)
5,434,000 (c) Olympic Tower Mortgage Trust 3 .566 05/10/39 4,718
Series - 2017 OT (Class A)
8,520,000 (c) One Bryant Park Trust 2 .516 09/15/54 7,289
Series - 2019 OBP (Class A)
2,870,587 (a),(c) OPEN Trust SOFR 1 M + 5.236% 10 .561 10/15/28 2,898
Series - 2023 AIR (Class C)
2,000,000 (c) RBS Commercial Funding, Inc Trust 3 .511 03/11/31 1,801
Series - 2013 SMV (Class B)
2,352,881 RCKT Mortgage Trust 3 .006 09/25/51 1,804
3,153,179 (a),(c) RCKT Mortgage Trust 3 .500 06/25/52 2,728
Series - 2022 4 (Class A22)
578,560 (a),(c) Sequoia Mortgage Trust 3 .500 05/25/45 516
Series - 2015 2 (Class A1)
511,102 (a),(c) Sequoia Mortgage Trust 3 .500 06/25/46 456
Series - 2016 1 (Class A19)
130,013 (a),(c) Sequoia Mortgage Trust 3 .500 02/25/47 115
Series - 2017 2 (Class A19)
1,986,168 (a),(c) Sequoia Mortgage Trust 3 .724 09/25/47 1,819
Series - 2017 6 (Class B1)
869,978 (a),(c) Sequoia Mortgage Trust 3 .500 03/25/48 768
Series - 2018 3 (Class A1)
67,484 (a),(c) Sequoia Mortgage Trust 4 .000 09/25/48 62
Series - 2018 7 (Class A19)
5,677,895 (a),(c) Sequoia Mortgage Trust 3 .000 04/25/50 4,787
Series - 2020 3 (Class A19)
4,746,311 (a),(c) Sequoia Mortgage Trust 5 .000 01/25/53 4,513
Series - 2023 1 (Class A19)
397,522 (a),(c) Shellpoint Co-Originator Trust 3 .500 04/25/47 352
Series - 2017 1 (Class A19)
4,350,000 (c) SLG Office Trust 2 .585 07/15/41 3,603
Series - 2021 OVA (Class A)
22,865,000 (c) SLG Office Trust 2 .851 07/15/41 17,981
Series - 2021 OVA (Class D)
9,741,110 (a),(c) SMR Mortgage Trust SOFR 1 Month + 1.650% 6 .975 02/15/39 9,497
Series - 2022 IND (Class A)
9,277,248 (a),(c) SMR Mortgage Trust SOFR 1 Month + 2.950% 8 .275 02/15/39 8,752
Series - 2022 IND (Class C)
5,000,000 (a),(c) SREIT Trust SOFR 1 Month + 0.936% 6 .261 11/15/36 4,977
Series - 2021 MFP2 (Class A)
6,930,000 (a),(c) SREIT Trust SOFR 1 Month + 1.286% 6 .611 11/15/36 6,889
Series - 2021 MFP2 (Class B)
GBP 347,448 (a),(c) Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.300%
6 .521 05/17/31 436
Series - 2021 UK1A (Class B)
GBP 506,281 (a),(c) Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.650%
6 .871 05/17/31 635
Series - 2021 UK1A (Class C)
1,600,000 (a),(c) Times Square Trust 3 .100 05/15/35 1,392
Series - 2018 20TS (Class B)
6,851,883 UBS Commercial Mortgage Trust 3 .256 06/15/50 6,663
Series - 2017 C1 (Class ASB)
1,373,959 UBS Commercial Mortgage Trust 3 .366 10/15/50 1,335
Series - 2017 C4 (Class ASB)
1,450,000 UBS Commercial Mortgage Trust 3 .563 10/15/50 1,335
Series - 2017 C4 (Class A4)
1,750,000 UBS Commercial Mortgage Trust 4 .334 10/15/51 1,661
Series - 2018 C13 (Class A4)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,723,471 (a),(c) Verus Securitization Trust 2 .240% 10/25/66 $ 1,445
Series - 2021 7 (Class A3)
1,740,030 Wells Fargo Commercial Mortgage Trust 3 .405 12/15/47 1,706
Series - 2014 LC18 (Class A5)
4,500,000 Wells Fargo Commercial Mortgage Trust 3 .808 12/15/47 4,400
Series - 2014 LC18 (Class AS)
1,810,000 Wells Fargo Commercial Mortgage Trust 3 .406 05/15/48 1,740
Series - 2015 NXS1 (Class AS)
2,000,000 (a) Wells Fargo Commercial Mortgage Trust 3 .658 05/15/48 1,896
Series - 2015 NXS1 (Class B)
2,279,000 (a) Wells Fargo Commercial Mortgage Trust 4 .140 05/15/48 1,965
Series - 2015 NXS1 (Class D)
3,917,943 Wells Fargo Commercial Mortgage Trust 2 .788 07/15/48 3,834
Series - 2016 C35 (Class ASB)
6,024,181 Wells Fargo Commercial Mortgage Trust 2 .514 08/15/49 5,858
Series - 2016 BNK1 (Class ASB)
6,292,698 Wells Fargo Commercial Mortgage Trust 2 .825 10/15/49 6,123
Series - 2016 LC24 (Class ASB)
872,111 Wells Fargo Commercial Mortgage Trust 3 .635 03/15/50 814
Series - 2017 RB1 (Class A5)
2,000,000 Wells Fargo Commercial Mortgage Trust 3 .757 03/15/50 1,836
Series - 2017 RB1 (Class AS)
8,777,763 Wells Fargo Commercial Mortgage Trust 3 .261 07/15/50 8,564
Series - 2017 C38 (Class ASB)
2,197,255 (a) Wells Fargo Commercial Mortgage Trust 3 .903 07/15/50 1,936
Series - 2017 C38 (Class C)
6,455,355 Wells Fargo Commercial Mortgage Trust 3 .212 09/15/50 6,263
Series - 2017 C39 (Class ASB)
4,000,000 (a) Wells Fargo Commercial Mortgage Trust 3 .767 07/15/58 3,873
Series - 2015 NXS2 (Class A5)
1,000,000 (a) Wells Fargo Commercial Mortgage Trust 4 .268 07/15/58 932
Series - 2015 NXS2 (Class B)
6,000,000 Wells Fargo Commercial Mortgage Trust 3 .749 03/15/59 5,713
Series - 2016 C33 (Class AS)
170,457 (a),(c) Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 159
Series - 2019 2 (Class A17)
2,311,134 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3 .500 09/25/49 2,037
Series - 2019 4 (Class A1)
881,059 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 745
Series - 2020 4 (Class A17)
10,926,789 (a),(c) Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 8,725
Series - 2021 2 (Class A17)
4,411,567 (a),(c) Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 3,517
Series - 2022 2 (Class A18)
3,859,534 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3 .000 03/25/52 3,202
Series - 2022 INV1 (Class A18)
6,630,504 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3 .500 03/25/52 5,731
Series - 2022 INV1 (Class A17)
1,260,001 WFRBS Commercial Mortgage Trust 3 .995 05/15/47 1,256
Series - 2014 C20 (Class A5)
3,865,000 WFRBS Commercial Mortgage Trust 3 .607 11/15/47 3,800
Series - 2014 C24 (Class A5)

CREF Core Bond Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 247,062 (a),(c) WinWater Mortgage Loan Trust 3 .920% 06/20/44 $ 202
Series - 2014 1 (Class B4)
TOTAL OTHER MORTGAGE BACKED 1,148,540
TOTAL STRUCTURED ASSETS 1,691,423
(Cost $1,841,132)
SHARES
REFERENCERATE & SPREAD
PREFERRED STOCKS - 0.0%
FINANCIAL SERVICES - 0.0%
173,925 Morgan Stanley 4,576
TOTAL FINANCIAL SERVICES 4,576
TOTAL PREFERRED STOCKS 4,576
(Cost $4,348)
TOTAL LONG-TERM INVESTMENTS 10,446,663
(Cost $11,306,489)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.1%
COMMERCIAL PAPER - 0.0%
4,000,000 (c) HSBC USA, Inc 0 .000 07/23/24 3,929
TOTAL COMMERCIAL PAPER 3,929
GOVERNMENT AGENCY DEBT - 0.0%
2,500,000 Federal Farm Credit Discount Notes 0 .000 04/26/24 2,490
TOTAL GOVERNMENT AGENCY DEBT 2,490
REPURCHASE AGREEMENT - 0.7%
72,400,000 (j) Fixed Income Clearing Corp (FICC) 5 .320 04/01/24 72,400
TOTAL REPURCHASE AGREEMENT 72,400
TREASURY DEBT - 0.4%
9,805,000 United States Treasury Bill 0 .000 04/04/24 9,801
10,000,000 United States Treasury Bill 0 .000 04/09/24 9,988
5,000,000 United States Treasury Bill 0 .000 04/16/24 4,989
5,000,000 United States Treasury Bill 0 .000 04/25/24 4,982
12,500,000 United States Treasury Bill 0 .000 05/09/24 12,431
TOTAL TREASURY DEBT 42,191
TOTAL SHORT-TERM INVESTMENTS 121,010
(Cost $121,015)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
21,588,506 (k) State Street Navigator Securities Lending Government Money Market Portfolio 5 .340 (l) 21,589
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 21,589
(Cost $21,589)
TOTAL INVESTMENTS - 98.6% 10,589,262
(Cost $11,449,093)
OTHER ASSETS & LIABILITIES, NET - 1.4% 146,379
NET ASSETS - 100.0% $10,735,641

See Notes to Portfolio of Investments
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
AUD Australian Dollar
AVG Average
BRL Brazilian Real
CAD Canadian Dollar
CNY Chinese Yuan
COP Colombia Peso
D Day
DOP Dominican Republic Peso
EGP Egyptian Pound
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
REIT Real Estate Investment Trust
RON Romanian Leu
RSD Serbian Dinar
SOFR Secure Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
^
Amount represents less than $1,000.
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,229,534,675 or 21.1% of Total Investments.
(d)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $376,147,996.
(e)
Perpetual security
(f)
Payment in Kind Bond
(g)
For fair value measurement disclosure purposes, investment classified as Level 3.
(h)
In default
(i)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(j) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 3/28/24 to be repurchased at $72,442,796 on 4/1/24, collateralized by Government Agency Securities, with coupon rates 0.125%–0.625% and maturity dates 7/15/26–7/31/26, valued at $73,848,090.
(k)
Investments made with cash collateral received from securities on loan.
(l)
The rate shown is the one-day yield as of the end of the reporting period.

CREF Core Bond Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 10-Year Note 2,000 06/18/24  $ 221,394 $ 221,594 $ 199
U.S. Treasury 5-Year Note 5,500 06/28/24 587,024 588,586 1,562
Total 7,500  $ 808,418  $ 810,180  $ 1,761
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 2,249 NZD 3,606 Australia and New Zealand Banking Group Limited 04/16/24  $ 95
$ 408 EUR 374 Bank of America, N.A. 04/15/24  $ 4
$ 92,634 EUR 84,254 Bank of America, N.A. 04/16/24 1,679
$ 19,995 GBP 15,672 Bank of America, N.A. 04/16/24 214
$ 993 GBP 791 Bank of America, N.A. 04/16/24 (6)
$ 1,516 IDR 23,625,630 Bank of America, N.A. 04/17/24 29
EUR 8 $ 9 Bank of America, N.A. 04/16/24 (0) ^
Total  $ 1,920
$ 3,499 EUR 3,184 Barclays Bank PLC 04/16/24  $ 62
$ 22,026 CNY 157,337 Citibank N.A. 06/17/24  $ (48)
$ 7,822 KRW 10,268,540 Citibank N.A. 04/17/24 208
$ 423 PEN 1,550 Citibank N.A. 04/17/24 6
$ 1,427 RON 6,485 Citibank N.A. 04/16/24 20
EUR 681 $ 749 Citibank N.A. 04/16/24 (14)
Total  $ 172
$ 5,382 AUD 8,033 Morgan Stanley Capital Services 04/16/24  $ 145
$ 10,183 CAD 13,608 Morgan Stanley Capital Services 04/16/24 134
$ 2,610 EUR 2,390 Morgan Stanley Capital Services 04/15/24 30
$ 539 EUR 496 Morgan Stanley Capital Services 04/16/24 3
$ 215 EUR 200 Morgan Stanley Capital Services 04/16/24 (1)
$ 1,051 EUR 967 Morgan Stanley Capital Services 04/16/24 8
$ 808 EUR 740 Morgan Stanley Capital Services 04/16/24 8
$ 1,000 EUR 918 Morgan Stanley Capital Services 04/16/24 10
$ 326 EUR 300 Morgan Stanley Capital Services 04/16/24 2
$ 30,235 JPY 4,337,200 Morgan Stanley Capital Services 04/16/24 1,514
$ 1,578 MXN 26,550 Morgan Stanley Capital Services 04/16/24 (16)
$ 2,277 NOK 23,381 Morgan Stanley Capital Services 04/16/24 122
$ 1,278 PLN 5,005 Morgan Stanley Capital Services 04/16/24 25
EUR 1,405 $ 1,531 Morgan Stanley Capital Services 04/16/24 (14)
EUR 647 $ 707 Morgan Stanley Capital Services 04/16/24 (9)
JPY 192,952 $ 1,321 Morgan Stanley Capital Services 04/16/24 (43)
$ 707 ZAR 13,190 Morgan Stanley Capital Services 04/16/24 12
Total  $ 1,930
$ 959 THB 34,134 Standard Chartered Bank 04/17/24  $ 23
CAD 1,182 $ 876 Standard Chartered Bank 04/16/24 (3)
EUR 228 $ 246 Standard Chartered Bank 04/16/24 (0) ^
EUR 264 $ 286 Standard Chartered Bank 04/16/24 (2)
EUR 720 $ 787 Standard Chartered Bank 04/16/24 (10)
Total  $ 8
$ 1,000 GBP 783 Toronto Dominion Bank 04/16/24  $ 11
$ 980 HUF 356,629 Toronto Dominion Bank 04/16/24 4
Total  $ 15
Total  $ 4,202
^ Amount represents less than $1,000.

See Notes to Portfolio of Investments
AUD Australian Dollar
CAD Canadian Dollar
CNY Chinese Yuan
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
THB Thai Baht
ZAR South African Rand
Credit Default Swaps - Centrally Cleared
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
(000) *
Value
(000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
CDX-NAHYS42V1-5Y
Credit event
as specified in
contract 5.000%
Citigroup Global Markets,
Inc Quarterly 06/20/29 $ 150,000 $ (11,062) $ (10,388) $ (674)
CDX-NAIGS42V1-5Y
Credit event
as specified in
contract 1.000
Citigroup Global Markets,
Inc Quarterly 06/20/29 450,000 (10,066) (9,771) (280)
Total $ (21,129) $ (20,159) $ (954)
*   The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

CREF Inflation-Linked Bond Account March 31, 2024
Portfolio of Investments

See Notes to Portfolio of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
LONG-TERM INVESTMENTS - 99.1%
BANK LOAN OBLIGATIONS - 0.4%
CAPITAL GOODS - 0.1%
$ 2,443,609 (a) Core & Main LP SOFR 2 M + 2.500% 8 .056% 07/27/28 $ 2,446
1,955,000 (a) Fluidra Finco SL SOFR 12 M + 1.925% 7 .355 01/29/29 1,954
2,620,227 (a) Rexnord LLC SOFR 12 M + 2.000% 7 .445 10/04/28 2,637
TOTAL CAPITAL GOODS 7,037
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
1,522,581 (a) Trans Union LLC SOFR 12 M + 2.000% 7 .327 12/01/28 1,524
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,524
CONSUMER DURABLES & APPAREL - 0.0%
1,115,200 (a) Crocs, Inc SOFR 12 M + 2.250% 7 .577 02/20/29 1,119
TOTAL CONSUMER DURABLES & APPAREL 1,119
CONSUMER SERVICES - 0.1%
2,939,198 (a) 1011778 BC ULC SOFR 12 M + 2.250% 7 .580 09/20/30 2,941
2,443,875 (a) Flutter Financing BV SOFR 4 M + 2.250% 7 .659 11/25/30 2,449
1,253,045 (a) Nascar Holdings LLC SOFR 12 M + 2.500% 7 .945 10/19/26 1,260
TOTAL CONSUMER SERVICES 6,650
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
2,872,183 (a) Select Medical Corp SOFR 12 M + 3.000% 8 .330 03/06/27 2,880
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,880
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
1,403,370 (a) Avantor, Inc SOFR 12 M + 2.250% 7 .680 11/08/27 1,407
2,194,802 (a) Jazz Financing Lux Sarl SOFR 12 M + 3.000% 8 .445 05/05/28 2,209
2,124,060 (a) Organon & Co SOFR 12 M + 3.000% 8 .433 06/02/28 2,134
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,750
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1 (a),(b) MKS Instruments, Inc SOFR 12 M + 2.500% 7 .823 08/17/29 0 ^
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0 ^
SOFTWARE & SERVICES - 0.1%
1,755,063 (a) NortonLifeLock, Inc SOFR 12 M + 2.000% 7 .427 09/12/29 1,756
1,323,361 (a) SS&C Technologies, Inc SOFR 12 M + 1.750% 7 .195 04/16/25 1,325
1,249,474 (a) SS&C Technologies, Inc Term SOFR 1 M + 1.750% 7 .195 04/16/25 1,251
TOTAL SOFTWARE & SERVICES 4,332
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
326,200 (a) Coherent Corp SOFR 12 M + 2.750% 8 .195 07/02/29 327
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 327
TOTAL BANK LOAN OBLIGATIONS 29,619
(Cost $29,424)
CORPORATE BONDS - 2.5%
AUTOMOBILES & COMPONENTS - 0.0%
3,000,000 Ford Motor Credit Co LLC 7 .350 03/06/30 3,198
TOTAL AUTOMOBILES & COMPONENTS 3,198

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
BANKS - 0.1%
$ 3,125,000 (c) Banco de Chile 2 .990% 12/09/31 $ 2,709
3,000,000 Bank of America Corp 2 .572 10/20/32 2,489
3,000,000 JPMorgan Chase & Co 2 .545 11/08/32 2,496
TOTAL BANKS 7,694
CAPITAL GOODS - 0.1%
1,150,000 (c) Embraer Netherlands Finance BV 7 .000 07/28/30 1,204
3,250,000 L3Harris Technologies, Inc 5 .400 07/31/33 3,271
1,275,000 (c) Sociedad Quimica y Minera de Chile S.A. 6 .500 11/07/33 1,334
TOTAL CAPITAL GOODS 5,809
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
5,000,000 (c) Prime Security Services Borrower LLC 5 .750 04/15/26 4,985
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,985
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
3,600,000 (c) Prosus NV 3 .257 01/19/27 3,336
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,336
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
3,505,000 (c) Albertsons Cos, Inc 6 .500 02/15/28 3,542
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,542
ENERGY - 0.8%
2,275,000 Ecopetrol S.A. 4 .625 11/02/31 1,893
5,000,000 (c) EIG Pearl Holdings Sarl 3 .545 08/31/36 4,265
1,025,000 (c) Empresa Nacional del Petroleo 6 .150 05/10/33 1,041
3,000,000 Energy Transfer LP 6 .400 12/01/30 3,167
680,000 (c) EQM Midstream Partners LP 7 .500 06/01/27 697
6,000,000 (c) EQM Midstream Partners LP 6 .500 07/01/27 6,053
2,500,000 Genesis Energy LP 8 .000 01/15/27 2,529
5,000,000 (c) Hilcorp Energy I LP 6 .000 04/15/30 4,895
2,000,000 (c) Hilcorp Energy I LP 6 .250 04/15/32 1,972
5,000,000 (c) Kinetik Holdings LP 5 .875 06/15/30 4,891
5,000,000 Occidental Petroleum Corp 3 .500 08/15/29 4,534
10,000,000 Occidental Petroleum Corp 8 .875 07/15/30 11,617
3,150,000 (c) Parkland Corp 4 .625 05/01/30 2,904
1,000,000 Petroleos Mexicanos 5 .350 02/12/28 886
2,375,000 Petroleos Mexicanos 6 .700 02/16/32 1,975
1,315,789 Reliance Industries Ltd 2 .444 01/15/26 1,273
TOTAL ENERGY 54,592
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
3,000,000 Extra Space Storage LP 5 .700 04/01/28 3,054
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,054
FINANCIAL SERVICES - 0.1%
3,000,000 AerCap Ireland Capital DAC 3 .000 10/29/28 2,714
1,700,000 (c),(d) Indian Railway Finance Corp Ltd 3 .570 01/21/32 1,502
3,000,000 Morgan Stanley 2 .511 10/20/32 2,482
TOTAL FINANCIAL SERVICES 6,698
FOOD, BEVERAGE & TOBACCO - 0.1%
4,200,000 (c) Bimbo Bakeries USA, Inc 6 .400 01/15/34 4,502
TOTAL FOOD, BEVERAGE & TOBACCO 4,502
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
13,510,000 Montefiore Medical Center 2 .895 04/20/32 11,438
TOTAL HEALTH CARE EQUIPMENT & SERVICES 11,438

CREF Inflation-Linked Bond Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
MATERIALS - 0.3%
$ 3,300,000 (c) Alpek SAB de C.V. 3 .250% 02/25/31 $ 2,826
600,000 (c) Antofagasta plc 5 .625 05/13/32 602
8,700,000 (c) Corp Nacional del Cobre de Chile 5 .125 02/02/33 8,282
2,950,000 (c) Freeport Indonesia PT 5 .315 04/14/32 2,886
2,800,000 (c) POSCO 4 .375 08/04/25 2,756
1,000,000 (c) Sasol Financing USA LLC 8 .750 05/03/29 1,019
5,000,000 (c) SunCoke Energy, Inc 4 .875 06/30/29 4,527
TOTAL MATERIALS 22,898
MEDIA & ENTERTAINMENT - 0.1%
5,000,000 (c) CCO Holdings LLC 5 .125 05/01/27 4,764
3,000,000 Charter Communications Operating LLC 4 .400 04/01/33 2,658
TOTAL MEDIA & ENTERTAINMENT 7,422
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
4,680,000 Teva Pharmaceutical Finance Netherlands III BV 7 .875 09/15/29 5,024
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,024
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,715,000 (c) SK Hynix, Inc 6 .500 01/17/33 1,827
1,575,000 TSMC Arizona Corp 1 .750 10/25/26 1,451
2,000,000 TSMC Arizona Corp 4 .250 04/22/32 1,948
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,226
SOFTWARE & SERVICES - 0.0%
455,000 (c) Open Text Corp 6 .900 12/01/27 470
TOTAL SOFTWARE & SERVICES 470
TELECOMMUNICATION SERVICES - 0.1%
2,900,000 AT&T, Inc 2 .250 02/01/32 2,357
3,000,000 (c) Telefonica Moviles Chile S.A. 3 .537 11/18/31 2,278
3,000,000 T-Mobile USA, Inc 5 .050 07/15/33 2,967
3,100,000 Verizon Communications, Inc 2 .355 03/15/32 2,548
TOTAL TELECOMMUNICATION SERVICES 10,150
TRANSPORTATION - 0.1%
2,500,000 (c) Grupo Aeromexico SAB de C.V. 8 .500 03/17/27 2,479
3,260,000 (c) Misc Capital Two Labuan Ltd 3 .750 04/06/27 3,113
3,900,000 (c) Transnet SOC Ltd 8 .250 02/06/28 3,875
TOTAL TRANSPORTATION 9,467
UTILITIES - 0.1%
2,500,000 (c) Ferrellgas LP 5 .875 04/01/29 2,381
3,000,000 Florida Power & Light Co 4 .800 05/15/33 2,955
1,450,000 (c) Israel Electric Corp Ltd 3 .750 02/22/32 1,222
TOTAL UTILITIES 6,558
TOTAL CORPORATE BONDS 176,063
(Cost $183,790)
GOVERNMENT BONDS - 92.3%
AGENCY SECURITIES - 0.1%
9,000,000 Federal National Mortgage Association (FNMA) 1 .625 08/24/35 6,476
TOTAL AGENCY SECURITIES 6,476
FOREIGN GOVERNMENT BONDS - 0.1%
6,250,000 (c) Central American Bank for Economic Integration 5 .000 02/09/26 6,215
300,000 (c) Magyar Export-Import Bank Zrt 6 .125 12/04/27 302
TOTAL FOREIGN GOVERNMENT BONDS 6,517

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
MORTGAGE BACKED - 2.3%
$ 360,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .420% 03/25/42 $ 375
6,235,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.350% 8 .670 01/25/43 6,592
4,365,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.550% 8 .871 05/25/43 4,657
6,324,200 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.900% 9 .188 07/25/43 6,663
4,510,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.550% 8 .870 10/25/43 4,700
16,070,425 Government National Mortgage Association (GNMA) 3 .600 09/15/31 16,019
8,108,670 GNMA 3 .650 02/15/32 7,767
1,943,468 GNMA 3 .380 07/15/35 1,858
2,584,451 GNMA 3 .870 10/15/36 2,460
33,226,676 GNMA 1 .730 07/15/37 27,988
22,041,114 GNMA 1 .650 07/15/42 17,932
24,393,641 GNMA 2 .750 01/15/45 21,305
5,002,673 GNMA 4 .930 10/15/45 4,976
918,017 (a),(c) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 2.900% 8 .220 04/25/42 950
20,000,000 (a),(c) STACR 30 D AVG SOFR + 3.350% 8 .670 05/25/42 20,927
4,355,000 (a),(c) STACR 30 D AVG SOFR + 4.500% 9 .820 06/25/42 4,716
2,815,000 (a),(c) STACR 30 D AVG SOFR + 3.700% 9 .020 09/25/42 2,988
1,995,000 (a),(c) STACR 30 D AVG SOFR + 3.250% 8 .570 04/25/43 2,096
1,256,843 (c) Verus Securitization Trust 4 .000 11/25/59 1,221
TOTAL MORTGAGE BACKED 156,190
U.S. TREASURY SECURITIES - 89.8%
40,033,733 (e) United States Treasury Inflation Indexed Bonds 0 .250 01/15/25 39,349
93,246,870 (e) United States Treasury Inflation Indexed Bonds 2 .375 01/15/25 93,155
193,397,220 (e) United States Treasury Inflation Indexed Bonds 0 .125 04/15/25 188,605
201,549,600 (e) United States Treasury Inflation Indexed Bonds 0 .375 07/15/25 197,147
282,252,125 (e) United States Treasury Inflation Indexed Bonds 0 .125 10/15/25 273,940
225,843,982 (e) United States Treasury Inflation Indexed Bonds 0 .625 01/15/26 219,348
71,972,373 (e) United States Treasury Inflation Indexed Bonds 2 .000 01/15/26 71,641
205,301,664 (e) United States Treasury Inflation Indexed Bonds 0 .125 04/15/26 196,618
180,103,000 (e) United States Treasury Inflation Indexed Bonds 0 .125 07/15/26 172,611
315,141,046 (e) United States Treasury Inflation Indexed Bonds 0 .125 10/15/26 300,626
240,629,675 (e) United States Treasury Inflation Indexed Bonds 0 .375 01/15/27 229,512
126,853,306 (e) United States Treasury Inflation Indexed Bonds 2 .375 01/15/27 127,859
136,080,644 (e) United States Treasury Inflation Indexed Bonds 0 .125 04/15/27 128,215
170,809,945 (e) United States Treasury Inflation Indexed Bonds 0 .375 07/15/27 162,525
151,980,160 (e) United States Treasury Inflation Indexed Bonds 1 .625 10/15/27 150,515
240,650,025 (e) United States Treasury Inflation Indexed Bonds 0 .500 01/15/28 227,699
253,760,732 (e) United States Treasury Inflation Indexed Bonds 1 .750 01/15/28 251,624
177,647,040 (e) United States Treasury Inflation Indexed Bonds 1 .250 04/15/28 172,567
135,412,004 (e) United States Treasury Inflation Indexed Bonds 3 .625 04/15/28 143,950
130,339,606 (e) United States Treasury Inflation Indexed Bonds 0 .750 07/15/28 124,512
56,982,616 (e) United States Treasury Inflation Indexed Bonds 2 .375 10/15/28 58,303
255,237,070 (e) United States Treasury Inflation Indexed Bonds 0 .875 01/15/29 243,292
134,863,875 (e) United States Treasury Inflation Indexed Bonds 2 .500 01/15/29 138,541
28,305,218 (e) United States Treasury Inflation Indexed Bonds 3 .875 04/15/29 30,945
225,430,370 (e) United States Treasury Inflation Indexed Bonds 0 .250 07/15/29 207,853
271,826,604 (e) United States Treasury Inflation Indexed Bonds 0 .125 01/15/30 246,049
147,331,975 (e) United States Treasury Inflation Indexed Bonds 0 .125 07/15/30 132,723
188,346,630 (e) United States Treasury Inflation Indexed Bonds 0 .125 01/15/31 167,555
270,902,590 (e) United States Treasury Inflation Indexed Bonds 0 .125 07/15/31 239,662
104,769,889 (e) United States Treasury Inflation Indexed Bonds 0 .125 01/15/32 91,519
72,270,016 (e) United States Treasury Inflation Indexed Bonds 3 .375 04/15/32 80,044
235,027,100 (e) United States Treasury Inflation Indexed Bonds 0 .625 07/15/32 213,111
430,414,438 (e) United States Treasury Inflation Indexed Bonds 1 .125 01/15/33 403,648
241,394,708 (e) United States Treasury Inflation Indexed Bonds 1 .375 07/15/33 231,661
217,685,720 (e) United States Treasury Inflation Indexed Bonds 1 .750 01/15/34 214,898
14,000,000 United States Treasury Note 3 .500 02/15/33 13,259
37,200,000 United States Treasury Note 3 .875 08/15/33 36,212

CREF Inflation-Linked Bond Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 21,800,000 United States Treasury Note 4 .500% 11/15/33 $ 22,284
TOTAL U.S. TREASURY SECURITIES 6,243,577
TOTAL GOVERNMENT BONDS 6,412,760
(Cost $6,735,697)
STRUCTURED ASSETS - 3.7%
ASSET BACKED - 0.6%
3,903,948 CarMax Auto Owner Trust 5 .230 01/15/26 3,901
Series - 2023 1 (Class A2A)
2,932,500 (c) DB Master Finance LLC 2 .045 11/20/51 2,684
Series - 2021 1A (Class A2I)
5,767,250 (c) DB Master Finance LLC 2 .493 11/20/51 5,083
Series - 2021 1A (Class A2II)
4,301,000 (c) DB Master Finance LLC 2 .791 11/20/51 3,597
Series - 2021 1A (Class A23)
18,000,000 (c) Ford Credit Auto Owner Trust 4 .870 08/15/36 17,963
Series - 2024 1 (Class A)
3,000,000 (c),(f) Industrial DPR Funding Ltd 5 .380 04/15/34 2,566
Series - 2022 1A (Class 1)
3,622,053 (c) MVW LLC 1 .830 05/20/39 3,340
Series - 2021 2A (Class B)
4,191,920 (c) Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 3,759
Series - 2022 A (Class A)
TOTAL ASSET BACKED 42,893
OTHER MORTGAGE BACKED - 3.1%
5,000,000 (a),(c) BAMLL Commercial Mortgage Securities Trust Term SOFR 1 Month + 1.150% 6 .476 01/15/39 4,959
Series - 2022 DKLX (Class A)
7,500,000 (a),(c) BAMLL Commercial Mortgage Securities Trust Term SOFR 1 Month + 2.150% 7 .476 01/15/39 7,384
Series - 2022 DKLX (Class C)
2,500,000 (a),(c) BAMLL Commercial Mortgage Securities Trust Term SOFR 1 Month + 3.000% 8 .326 01/15/39 2,459
Series - 2022 DKLX (Class D)
2,014,165 (a),(c) Barclays Commercial Mortgage Trust Term SOFR 1 Month + 1.672% 6 .997 10/15/37 1,988
Series - 2018 BXH (Class C)
2,000,000 (a) Benchmark Mortgage Trust 4 .285 02/15/51 1,656
Series - 2018 B2 (Class C)
22,089,527 (a),(c) BX Commercial Mortgage Trust Term SOFR 1 M + 1.312% 6 .637 10/15/38 21,877
Series - 2021 XL2 (Class C)
6,000,000 (a),(c) BX Commercial Mortgage Trust SOFR 1 Month + 1.385% 6 .710 12/15/38 5,932
Series - 2021 CIP (Class B)
2,000,000 (a),(c) BX Commercial Mortgage Trust Term SOFR 1 M + 1.840% 7 .165 01/17/39 1,975
Series - 2022 AHP (Class B)
15,000,000 (a),(c) BX Commercial Mortgage Trust Term SOFR 1 Month + 1.392% 6 .692 03/15/41 15,030
Series - 2024 XL5 (Class A)
5,650,000 (a),(c) Citigroup Commercial Mortgage Trust Term SOFR 1 M + 2.014% 7 .340 10/15/38 5,546
Series - 2021 PRM2 (Class D)
7,500,000 (a),(c) Citigroup Commercial Mortgage Trust Term SOFR 1 Month + 2.514% 7 .840 10/15/38 7,381
Series - 2021 PRM2 (Class E)
7,144,000 (a) Citigroup Commercial Mortgage Trust 4 .175 07/10/47 6,997
Series - 2014 GC23 (Class B)
929,645 (c) COMM Mortgage Trust 3 .397 03/10/46 856
Series - 2013 CR6 (Class B)
2,938,944 (a) COMM Mortgage Trust 4 .585 02/10/47 2,809
Series - 2014 CR14 (Class B)
6,821,700 COMM Mortgage Trust 4 .377 05/10/47 6,493
Series - 2014 CR17 (Class B)
1,000,000 (a) COMM Mortgage Trust 4 .537 10/10/47 955
Series - 2014 LC17 (Class C)
2,500,000 (a) COMM Mortgage Trust 4 .464 10/10/48 2,384
Series - 2015 CR26 (Class B)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 9,000,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.650% 6 .970% 12/25/41 $ 9,049
Series - 2021 R03 (Class 1M2)
150,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.850% 9 .170 05/25/42 159
Series - 2022 R06 (Class 1M2)
4,000,000 (a),(c) Connecticut Avenue Securities Trust SOFR + 3.600% 8 .920 07/25/42 4,230
Series - 2022 R08 (Class 1M2)
4,500,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 10 .071 09/25/42 4,927
Series - 2022 R09 (Class 2M2)
10,855,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 9 .071 12/25/42 11,624
Series - 2023 R01 (Class 1M2)
5,993,024 (a),(c) ELP Commercial Mortgage Trust SOFR 1 M + 1.434% 6 .760 11/15/38 5,936
Series - 2021 ELP (Class C)
2,497,093 (a),(c) ELP Commercial Mortgage Trust SOFR 1 M + 2.233% 7 .559 11/15/38 2,474
Series - 2021 ELP (Class E)
11,000,000 (c) GM Financial Revolving Receivables Trust 4 .980 12/11/36 11,047
Series - 2024 1 (Class A)
5,000,000 (a),(c) GS Mortgage Securities Corp II SOFR 1 M + 3.464% 8 .790 11/15/36 4,810
Series - 2021 ARDN (Class E)
3,000,000 (a),(c) GS Mortgage Securities Corp Trust SOFR 1 M + 2.864% 8 .190 11/15/36 2,908
Series - 2021 ARDN (Class D)
2,000,000 (c) JP Morgan Chase Commercial Mortgage Securities
Trust
3 .620 01/16/37 1,154
Series - 2020 NNN (Class DFX)
2,200,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .480 09/15/47 2,157
Series - 2014 C23 (Class B)
5,000,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust 4 .000 12/15/47 4,801
Series - 2014 C19 (Class B)
3,986,816 (a),(c) Morgan Stanley Capital I Inc SOFR 1 M + 1.491% 6 .817 11/09/24 3,951
Series - 2021 ILP (Class C)
2,500,000 (c) MRCD Mortgage Trust 2 .718 12/15/36 1,562
Series - 2019 PARK (Class E)
2,500,000 (c) MRCD Mortgage Trust 2 .718 12/15/36 1,687
Series - 2019 PARK (Class D)
9,565,000 (a),(c) MTN Commercial Mortgage Trust Term SOFR 1 Month + 1.397% 6 .727 03/15/39 9,476
Series - 2022 LPFL (Class A)
6,555,000 (a),(c) MTN Commercial Mortgage Trust Term SOFR 1 Month + 2.943% 7 .773 03/15/39 6,308
Series - 2022 LPFL (Class D)
2,500,000 (a),(c) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.279% 7 .605 07/15/36 2,060
Series - 2019 MILE (Class C)
6,720,221 (c) Oak Street Investment Grade Net Lease Fund Series 2 .380 11/20/51 6,064
Series - 2021 2A (Class A1)
7,421,798 (a),(c) SMR Mortgage Trust Term SOFR 1 M + 2.400% 7 .725 02/15/39 7,132
Series - 2022 IND (Class B)
2,000,000 (a),(c) SREIT Trust SOFR 1 Month + 1.286% 6 .611 11/15/36 1,988
Series - 2021 MFP2 (Class B)
7,165,000 UBS Commercial Mortgage Trust 4 .036 06/15/50 6,441
Series - 2017 C1 (Class B)
7,272,031 (a),(c) Verus Securitization Trust 2 .240 10/25/66 6,098
Series - 2021 7 (Class A3)
1,951,000 (a) WFRBS Commercial Mortgage Trust 4 .004 03/15/45 1,732
Series - 2013 C11 (Class C)
TOTAL OTHER MORTGAGE BACKED 216,456
TOTAL STRUCTURED ASSETS 259,349
(Cost $267,798)
SHARES
REFERENCERATE & SPREAD

CREF Inflation-Linked Bond Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Cost amounts are in thousands.
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
COMMON STOCKS - 0.2%
FINANCIAL SERVICES - 0.2%
475,737 Invesco Senior Loan ETF $ 10,062
TOTAL FINANCIAL SERVICES 10,062
TOTAL COMMON STOCKS 10,062
(Cost $10,002)
TOTAL LONG-TERM INVESTMENTS 6,887,853
(Cost $7,226,711)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.7%
REPURCHASE AGREEMENT - 0.7%
$ 44,340,000 (g) Fixed Income Clearing Corp (FICC) 5 .320% 04/01/24 44,340
TOTAL REPURCHASE AGREEMENT 44,340
TOTAL SHORT-TERM INVESTMENTS 44,340
(Cost $44,340)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
1,534,859 (h) State Street Navigator Securities Lending Government Money Market Portfolio 5 .340 (i) 1,535
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 1,535
(Cost $1,535)
TOTAL INVESTMENTS - 99.8% 6,933,728
(Cost $7,272,586)
OTHER ASSETS & LIABILITIES, NET - 0.2% 16,533
NET ASSETS - 100.0% $6,950,261
AVG Average
D Day
ETF Exchange Traded Fund
M Month
SOFR Secure Overnight Financing Rate
^
Amount represents less than $1,000.
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $376,566,010 or 5.4% of Total Investments.
(d)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,486,628.
(e)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f)
For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 3/28/24 to be repurchased at $44,366,210 on 4/1/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $45,226,896.
(h)
Investments made with cash collateral received from securities on loan.
(i)
The rate shown is the one-day yield as of the end of the reporting period.

See Notes to Portfolio of Investments
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 10-Year Note 1,950 06/18/24  $ 215,039 $ 216,054 $ 1,015
U.S. Treasury 5-Year Note 1,482 06/28/24 158,176 158,597 421
Total 3,432  $ 373,215  $ 374,651  $ 1,436

CREF Social Choice Account March 31, 2024
Portfolio of Investments

See Notes to Portfolio of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
LONG-TERM INVESTMENTS - 99.2%
BANK LOAN OBLIGATIONS - 0.1%
CAPITAL GOODS - 0.0%
$ 450,366 (a),(b) KDC Agribusiness Fairless Hills LLC 12 .000% 09/17/24 $ 58
TOTAL CAPITAL GOODS 58
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
15,600,000 (c) LTR Intermediate Holdings, Inc SOFR 4 M + 4.500% 10 .110 05/05/28 14,690
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,690
UTILITIES - 0.1%
15,311,026 (c) TerraForm Power Operating LLC SOFR 4 M + 2.500% 7 .902 05/21/29 15,234
TOTAL UTILITIES 15,234
TOTAL BANK LOAN OBLIGATIONS 29,982
(Cost $31,089)
CORPORATE BONDS - 11.2%
AUTOMOBILES & COMPONENTS - 0.2%
6,760,000 Ford Motor Co 3 .250 02/12/32 5,623
12,866,000 Magna International, Inc 3 .625 06/15/24 12,801
10,727,000 Toyota Motor Credit Corp 2 .150 02/13/30 9,283
2,260,000 (d) ZF North America Capital, Inc 6 .875 04/14/28 2,344
4,980,000 (d) ZF North America Capital, Inc 7 .125 04/14/30 5,247
TOTAL AUTOMOBILES & COMPONENTS 35,298
BANKS - 1.6%
6,925,000 (d) Banco Nacional de Comercio Exterior SNC 2 .720 08/11/31 6,247
11,181,000 Bank of America Corp 0 .981 09/25/25 10,922
4,900,000 (c) Bank of America Corp Term SOFR 3 M + 3.397% 8 .738 N/A(e) 4,919
10,000,000 Bank of Montreal 3 .803 12/15/32 9,329
8,875,000 Bank of Montreal 7 .700 05/26/84 8,979
6,325,000 Barclays plc 6 .692 09/13/34 6,738
1,775,000 Barclays plc 6 .036 03/12/55 1,848
11,375,000 (d) BNP Paribas S.A. 5 .894 12/05/34 11,894
2,500,000 (d),(f) BNP Paribas S.A. 8 .500 N/A(e) 2,613
20,525,000 (d) BPCE S.A. 2 .045 10/19/27 18,726
3,530,000 Citigroup, Inc 6 .035 10/30/24 3,534
14,591,000 Citigroup, Inc 1 .281 11/03/25 14,194
4,841,000 Citigroup, Inc 2 .014 01/25/26 4,694
3,250,000 (c) Citigroup, Inc SOFR + 0.694% 5 .330 01/25/26 3,253
2,625,000 (f) Citigroup, Inc 7 .625 N/A(e) 2,756
2,150,000 (d) Cooperatieve Rabobank UA 1 .004 09/24/26 2,011
18,000,000 (d),(f) Credit Agricole S.A. 5 .335 01/10/30 17,949
9,500,000 (d) Credit Agricole S.A. 6 .251 01/10/35 9,656
7,500,000 Deutsche Bank AG. 6 .819 11/20/29 7,840
2,425,000 (c),(d) Federation des Caisses Desjardins du Quebec SOFR + 0.430% 5 .774 05/21/24 2,426
4,950,000 (d) Federation des Caisses Desjardins du Quebec 5 .147 11/27/28 5,020
9,125,000 (d) Federation des Caisses Desjardins du Quebec 5 .250 04/26/29 9,103
10,000,000 HSBC Holdings plc 5 .210 08/11/28 9,971
9,925,000 HSBC Holdings plc 6 .161 03/09/29 10,197
5,500,000 (d) ING Groep NV 1 .400 07/01/26 5,223
3,850,000 ING Groep NV 6 .114 09/11/34 3,997
1,825,000 (d) Intesa Sanpaolo S.p.A 5 .017 06/26/24 1,819
9,750,000 (d) Intesa Sanpaolo S.p.A 3 .250 09/23/24 9,633

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,650,000 (d) Intesa Sanpaolo S.p.A 6 .625% 06/20/33 $ 3,787
13,800,000 (d) Intesa Sanpaolo S.p.A 7 .200 11/28/33 14,865
15,000,000 (d) Intesa Sanpaolo S.p.A 7 .800 11/28/53 17,018
12,475,000 JPMorgan Chase & Co 6 .875 N/A(e) 12,909
5,990,000 JPMorgan Chase & Co 3 .650 N/A(e) 5,689
4,000,000 Lloyds Banking Group plc 4 .500 11/04/24 3,961
10,875,000 (d) National Australia Bank Ltd 2 .332 08/21/30 8,956
3,250,000 Royal Bank of Canada 1 .200 04/27/26 3,004
3,375,000 (d) Royal Bank of Canada 1 .050 09/14/26 3,075
10,750,000 (d) Royal Bank of Canada 4 .851 12/14/26 10,736
3,933,000 Santander Holdings USA, Inc 5 .807 09/09/26 3,935
7,550,000 (d) Shinhan Financial Group Co Ltd 5 .000 07/24/28 7,492
8,850,000 (d) Societe Generale S.A. 7 .132 01/19/55 8,835
3,507,000 Toronto-Dominion Bank 1 .250 12/13/24 3,405
15,000,000 (d) UniCredit S.p.A 2 .569 09/22/26 14,286
5,000,000 (d) United Overseas Bank Ltd 2 .000 10/14/31 4,577
10,450,000 Wells Fargo & Co 4 .540 08/15/26 10,316
TOTAL BANKS 342,337
CAPITAL GOODS - 0.2%
10,625,000 Air Lease Corp 5 .100 03/01/29 10,555
4,390,000 Conservation Fund 3 .474 12/15/29 3,982
8,725,000 Cummins, Inc 5 .450 02/20/54 8,920
1,720,000 Nature Conservancy 2 .668 03/01/26 1,622
3,000,000 Nature Conservancy 3 .001 03/01/29 2,741
6,668,000 Nature Conservancy 3 .957 03/01/52 5,640
6,900,000 (d),(f) Sociedad de Transmision Austral S.A. 4 .000 01/27/32 6,038
10,500,000 (d) Triton Container International Ltd 1 .150 06/07/24 10,406
TOTAL CAPITAL GOODS 49,904
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
5,575,000 (d) Ambipar Lux Sarl 9 .875 02/06/31 5,586
9,500,000 Automatic Data Processing, Inc 1 .700 05/15/28 8,503
10,000,000 Automatic Data Processing, Inc 1 .250 09/01/30 8,170
15,810,000 Rockefeller Foundation 2 .492 10/01/50 10,152
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 32,411
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
6,200,000 Genuine Parts Co 1 .750 02/01/25 6,000
11,000,000 Lowe's Cos, Inc 4 .800 04/01/26 10,937
5,525,000 Lowe's Cos, Inc 2 .800 09/15/41 3,927
5,300,000 Lowe's Cos, Inc 5 .750 07/01/53 5,470
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 26,334
CONSUMER DURABLES & APPAREL - 0.0%
3,950,000 Unilever Capital Corp 2 .600 05/05/24 3,938
TOTAL CONSUMER DURABLES & APPAREL 3,938
CONSUMER SERVICES - 0.3%
2,900,000 Bush Foundation 2 .754 10/01/50 1,893
4,750,000 Enterprise Community Loan Fund, Inc 4 .152 11/01/28 4,486
10,000,000 Henry J Kaiser Family Foundation 3 .356 12/01/25 9,510
2,250,000 Mary Free Bed Rehabilitation Hospital 3 .786 04/01/51 1,690
7,725,000 Massachusetts Higher Education Assistance Corp 2 .673 07/01/31 6,410
10,000,000 Mather Foundation 2 .675 10/01/31 8,262
2,200,000 Salvation Army 5 .637 09/01/26 2,209
20,000,000 Salvation Army 4 .528 09/01/48 17,517
8,400,000 Starbucks Corp 2 .450 06/15/26 7,942
5,000,000 Starbucks Corp 4 .450 08/15/49 4,337
11,065,000 YMCA of Greater New York 5 .151 08/01/48 9,062
TOTAL CONSUMER SERVICES 73,318

CREF Social Choice Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
$ 2,000,000 (d) Alimentation Couche-Tard, Inc 3 .625% 05/13/51 $ 1,480
10,625,000 SYSCO Corp 5 .750 01/17/29 10,932
13,598,000 SYSCO Corp 2 .400 02/15/30 11,766
3,700,000 SYSCO Corp 6 .000 01/17/34 3,937
18,954,000 Walmart, Inc 1 .800 09/22/31 15,736
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 43,851
ENERGY - 0.8%
11,125,000 BP Capital Markets America, Inc 4 .699 04/10/29 11,097
9,265,000 BP Capital Markets America, Inc 4 .812 02/13/33 9,144
6,050,000 BP Capital Markets America, Inc 4 .893 09/11/33 6,008
5,525,000 BP Capital Markets America, Inc 4 .989 04/10/34 5,518
9,875,000 BP Capital Markets America, Inc 2 .772 11/10/50 6,392
6,925,000 BP Capital Markets plc 6 .450 N/A(e) 7,172
8,000,000 (f) Cheniere Energy Partners LP 4 .000 03/01/31 7,271
4,850,000 (f) Cheniere Energy Partners LP 5 .950 06/30/33 4,959
4,050,000 (d) Cheniere Energy, Inc 5 .650 04/15/34 4,079
8,350,000 ConocoPhillips Co 5 .050 09/15/33 8,426
8,875,000 ConocoPhillips Co 5 .300 05/15/53 8,813
4,515,000 ConocoPhillips Co 5 .550 03/15/54 4,653
9,625,000 Enbridge, Inc 2 .500 01/15/25 9,396
2,423,000 Enbridge, Inc 5 .750 07/15/80 2,293
8,125,000 Equinor ASA 2 .375 05/22/30 7,115
5,932,000 Equinor ASA 3 .950 05/15/43 5,016
12,450,000 Equinor ASA 3 .250 11/18/49 9,070
5,825,000 Marathon Oil Corp 5 .300 04/01/29 5,814
10,070,000 (d) New York State Electric & Gas Corp 5 .650 08/15/28 10,298
6,800,000 Pioneer Natural Resources Co 5 .100 03/29/26 6,791
2,975,000 (d) Raizen Fuels Finance S.A. 6 .450 03/05/34 3,052
2,185,000 Total Capital International S.A. 3 .750 04/10/24 2,184
11,400,000 TotalEnergies Capital International S.A. 2 .986 06/29/41 8,621
11,316,000 TotalEnergies Capital International S.A. 3 .127 05/29/50 8,059
9,483,000 Williams Cos, Inc 5 .400 03/02/26 9,507
10,000,000 Williams Cos, Inc 5 .300 08/15/28 10,085
TOTAL ENERGY 180,833
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.3%
8,595,000 Brixmor Operating Partnership LP 3 .900 03/15/27 8,247
6,600,000 Brixmor Operating Partnership LP 2 .250 04/01/28 5,861
1,500,000 ERP Operating LP 4 .150 12/01/28 1,454
4,470,000 (d),(f) HAT Holdings I LLC 3 .375 06/15/26 4,210
3,480,000 (d),(f) HAT Holdings I LLC 8 .000 06/15/27 3,629
9,585,000 (d),(f) HAT Holdings I LLC 3 .750 09/15/30 8,050
1,800,000 Regency Centers Corp 5 .250 01/15/34 1,793
16,822,000 Regency Centers LP 3 .750 06/15/24 16,726
7,118,000 SITE Centers Corp 3 .625 02/01/25 7,008
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 56,978
FINANCIAL SERVICES - 1.5%
5,000,000 BB Blue Financing DAC 4 .395 09/20/29 4,913
10,839,600 BB Blue Financing DAC 4 .395 09/20/37 10,699
11,645,000 Community Preservation Corp 2 .867 02/01/30 10,174
405,288 Durrah MSN 35603 1 .684 01/22/25 399
3,250,000 (d) Equitable Financial Life Global Funding 1 .300 07/12/26 2,950
950,000 Fiserv, Inc 2 .750 07/01/24 943
10,400,000 Ford Foundation 2 .815 06/01/70 6,358
10,000,000 Goldman Sachs Group, Inc 0 .855 02/12/26 9,579
3,416,000 Goldman Sachs Group, Inc 5 .500 N/A(e) 3,387
14,242,000 (d) GPS Blue Financing DAC 5 .645 11/09/41 13,558
6,955,000 Kreditanstalt fuer Wiederaufbau 4 .375 02/28/34 6,978
9,875,000 Low Income Investment Fund 3 .711 07/01/29 8,985

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 7,725,000 Mastercard, Inc 1 .900% 03/15/31 $ 6,452
10,000,000 Morgan Stanley 5 .857 01/22/25 10,006
14,438,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 13,401
1,992,000 National Rural Utilities Cooperative Finance Corp 5 .250 04/20/46 1,940
1,925,000 NHP Foundation 5 .850 12/01/28 1,958
4,850,000 NHP Foundation 6 .000 12/01/33 4,917
16,475,000 Private Export Funding Corp (PEFCO) 1 .400 07/15/28 14,555
13,500,000 Private Export Funding Corp (PEFCO) 4 .300 12/15/28 13,469
9,900,000 Private Export Funding Corp (PEFCO) 4 .600 02/15/34 9,940
10,250,000 Reinvestment Fund, Inc 3 .366 11/01/24 10,042
2,570,000 Reinvestment Fund, Inc 3 .513 11/01/25 2,434
15,240,000 Reinvestment Fund, Inc 3 .880 02/15/27 13,991
7,435,000 Reinvestment Fund, Inc 3 .930 02/15/28 6,834
4,430,000 (d) Starwood Property Trust, Inc 4 .375 01/15/27 4,167
2,800,000 (d) Starwood Property Trust, Inc 7 .250 04/01/29 2,822
7,671,540 Thirax  LLC 1 .462 03/07/33 6,594
12,250,000 (d) UBS Group AG. 6 .327 12/22/27 12,514
10,250,000 (d) UBS Group AG. 5 .428 02/08/30 10,265
10,000,000 (d) UBS Group AG. 2 .746 02/11/33 8,169
9,925,000 (d) UBS Group AG. 6 .301 09/22/34 10,389
6,150,000 (d) UBS Group AG. 5 .699 02/08/35 6,181
7,150,000 (d) UBS Group AG. 3 .179 02/11/43 5,231
4,050,000 (d) UBS Group AG. 9 .250 N/A(e) 4,388
9,500,000 (d),(f) UBS Group AG. 7 .750 N/A(e) 9,770
3,375,000 (d) UBS Group AG. 9 .250 N/A(e) 3,809
7,500,000 Visa, Inc 1 .900 04/15/27 6,936
17,000,000 Visa, Inc 1 .100 02/15/31 13,566
3,450,000 (d) WLB Asset II B Pte Ltd 3 .950 12/10/24 3,278
5,500,000 (d) WLB Asset II C Pte Ltd 3 .900 12/23/25 5,135
15,750,000 (d) WLB Asset II D Pte Ltd 6 .500 12/21/26 15,092
9,750,000 (d) WLB Asset VI Pte Ltd 7 .250 12/21/27 9,736
TOTAL FINANCIAL SERVICES 326,904
FOOD, BEVERAGE & TOBACCO - 0.3%
3,725,000 Campbell Soup Co 5 .200 03/21/29 3,743
6,325,000 Campbell Soup Co 5 .400 03/21/34 6,372
10,125,000 (d) Mars, Inc 4 .650 04/20/31 9,994
10,000,000 (d),(f) NBM US Holdings, Inc 6 .625 08/06/29 9,936
6,600,000 (d) Nestle Holdings, Inc 4 .950 03/14/30 6,684
10,000,000 PepsiCo, Inc 3 .900 07/18/32 9,480
16,674,000 PepsiCo, Inc 2 .875 10/15/49 11,614
11,075,000 Unilever Capital Corp 2 .000 07/28/26 10,385
TOTAL FOOD, BEVERAGE & TOBACCO 68,208
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
1,625,000 Cigna Group 5 .600 02/15/54 1,631
6,688,000 Kaiser Foundation Hospitals 2 .810 06/01/41 4,936
13,275,000 Montefiore Medical Center 2 .895 04/20/32 11,239
10,385,000 Stanford Health Care 3 .027 08/15/51 7,191
TOTAL HEALTH CARE EQUIPMENT & SERVICES 24,997
HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
5,300,000 Procter & Gamble Co 3 .000 03/25/30 4,879
12,975,000 Procter & Gamble Co 1 .200 10/29/30 10,613
10,875,000 Procter & Gamble Co 4 .550 01/29/34 10,815
17,300,000 Unilever Capital Corp 4 .875 09/08/28 17,490
5,523,000 Unilever Capital Corp 2 .125 09/06/29 4,866
6,125,000 Unilever Capital Corp 1 .375 09/14/30 4,978
8,475,000 Unilever Capital Corp 1 .750 08/12/31 6,923
10,000,000 Unilever Capital Corp 5 .000 12/08/33 10,111

CREF Social Choice Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 9,425,000 Unilever Capital Corp 2 .625% 08/12/51 $ 6,198
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 76,873
INSURANCE - 0.2%
14,425,000 (d) Five Corners Funding Trust II 2 .850 05/15/30 12,643
11,600,000 (d) Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5 .875 05/23/42 11,754
10,000,000 Principal Financial Group, Inc 2 .125 06/15/30 8,378
2,152,000 Prudential Financial, Inc 3 .700 10/01/50 1,881
11,448,000 (d) USAA Capital Corp 2 .125 05/01/30 9,569
TOTAL INSURANCE 44,225
MATERIALS - 0.7%
10,500,000 Air Products and Chemicals, Inc 4 .800 03/03/33 10,443
2,755,000 (d) Alcoa Nederland Holding BV 7 .125 03/15/31 2,806
6,550,000 (d),(f) Celulosa Arauco y Constitucion S.A. 4 .200 01/29/30 5,994
9,145,000 (d) Celulosa Arauco y Constitucion S.A. 5 .150 01/29/50 7,469
7,250,000 (d) Cemex SAB de C.V. 9 .125 N/A(e) 7,876
14,000,000 Dow Chemical Co 5 .150 02/15/34 13,950
11,000,000 (d),(f) FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 10,876
3,409,000 International Paper Co 4 .800 06/15/44 3,078
12,000,000 (d) Inversiones CMPC S.A. 4 .375 04/04/27 11,544
2,150,000 (d) Inversiones CMPC S.A. 6 .125 06/23/33 2,181
4,000,000 (d) Klabin Austria GmbH 7 .000 04/03/49 4,047
4,000,000 (d) Klabin Finance S.A. 4 .875 09/19/27 3,877
6,855,000 (d) LG Chem Ltd 4 .375 07/14/25 6,743
3,250,000 (d) LG Chem Ltd 3 .625 04/15/29 3,029
14,875,000 LYB International Finance III LLC 5 .500 03/01/34 14,902
5,000,000 Newmont Corp 2 .250 10/01/30 4,255
9,875,000 PPG Industries, Inc 1 .200 03/15/26 9,155
3,775,000 (d),(g) Smurfit Kappa Treasury ULC 5 .200 01/15/30 3,767
13,945,760 (d) Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 13,994
7,500,000 Suzano International Finance BV 5 .500 01/17/27 7,470
12,736,000 Teck Resources Ltd 3 .900 07/15/30 11,740
TOTAL MATERIALS 159,196
MEDIA & ENTERTAINMENT - 0.1%
11,250,000 (f) Comcast Corp 4 .650 02/15/33 11,040
TOTAL MEDIA & ENTERTAINMENT 11,040
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
3,884,000 Merck & Co, Inc 1 .900 12/10/28 3,445
12,550,000 Merck & Co, Inc 2 .150 12/10/31 10,504
8,800,000 Merck & Co, Inc 2 .750 12/10/51 5,753
6,925,000 Pfizer Investment Enterprises Pte Ltd 4 .650 05/19/25 6,880
9,025,000 Pfizer Investment Enterprises Pte Ltd 4 .750 05/19/33 8,886
6,475,000 Pfizer Investment Enterprises Pte Ltd 5 .110 05/19/43 6,332
15,000,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 14,913
4,497,000 Pfizer, Inc 2 .625 04/01/30 4,006
5,400,000 Pfizer, Inc 1 .750 08/18/31 4,406
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 65,125
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
8,550,000 National Community Renaissance of California 3 .270 12/01/32 6,824
9,770,000 Preservation Of Affordable Housing, Inc 4 .479 12/01/32 9,032
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 15,856
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
11,550,000 (f) Intel Corp 4 .150 08/05/32 10,970
7,208,000 NXP BV 3 .400 05/01/30 6,542
10,000,000 Texas Instruments, Inc 5 .050 05/18/63 9,739
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 27,251

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
$ 14,250,000 Apple, Inc 3 .000% 06/20/27 $ 13,575
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 13,575
TELECOMMUNICATION SERVICES - 0.1%
9,548,000 Verizon Communications, Inc 2 .550 03/21/31 8,157
1,800,000 Vodafone Group plc 3 .250 06/04/81 1,684
8,200,000 Vodafone Group plc 4 .125 06/04/81 7,063
TOTAL TELECOMMUNICATION SERVICES 16,904
TRANSPORTATION - 0.1%
6,000,000 Norfolk Southern Corp 2 .300 05/15/31 5,074
8,377,000 Vessel Management Services, Inc 5 .125 04/16/35 8,341
TOTAL TRANSPORTATION 13,415
UTILITIES - 3.3%
3,750,000 AES Corp 1 .375 01/15/26 3,473
7,954,000 AES Corp 5 .450 06/01/28 7,939
6,725,000 Algonquin Power & Utilities Corp 5 .365 06/15/26 6,689
12,325,000 Ameren Illinois Co 2 .900 06/15/51 8,084
4,500,000 Atlantic City Electric Co 2 .300 03/15/31 3,771
3,345,000 Avangrid, Inc 3 .150 12/01/24 3,288
9,950,000 Avangrid, Inc 3 .200 04/15/25 9,695
13,200,000 Avangrid, Inc 3 .800 06/01/29 12,381
7,050,000 (d) Brooklyn Union Gas Co 4 .632 08/05/27 6,844
10,000,000 (d) Brooklyn Union Gas Co 4 .866 08/05/32 9,260
9,875,000 CenterPoint Energy Houston Electric LLC 2 .350 04/01/31 8,368
3,550,000 CMS Energy Corp 4 .750 06/01/50 3,270
3,100,000 CMS Energy Corp 3 .750 12/01/50 2,540
11,300,000 (d) Colbun S.A. 3 .150 01/19/32 9,535
17,500,000 Commonwealth Edison Co 2 .750 09/01/51 10,842
5,600,000 Connecticut Light and Power Co 4 .650 01/01/29 5,536
7,525,000 (d) Consorcio Transmantaro SA 4 .700 04/16/34 7,095
6,200,000 Consumers Energy Co 4 .600 05/30/29 6,128
5,453,000 Consumers Energy Co 2 .500 05/01/60 3,144
14,804,160 (d) Continental Wind LLC 6 .000 02/28/33 14,998
13,087,000 Dominion Energy, Inc 2 .250 08/15/31 10,709
8,325,000 (f) Dominion Energy, Inc 4 .350 N/A(e) 7,794
4,000,000 Dominion Energy, Inc (Step Bond) 3 .071 08/15/24 3,957
22,625,000 DTE Electric Co 1 .900 04/01/28 20,286
3,998,000 DTE Electric Co 3 .950 03/01/49 3,242
9,025,000 DTE Electric Co 3 .250 04/01/51 6,316
3,688,000 Duke Energy Carolinas LLC 2 .850 03/15/32 3,163
2,332,000 Duke Energy Carolinas LLC 3 .550 03/15/52 1,698
10,000,000 Duke Energy Florida LLC 2 .500 12/01/29 8,866
5,625,000 Duke Energy Florida LLC 2 .400 12/15/31 4,718
8,875,000 Duke Energy Florida LLC 3 .000 12/15/51 5,823
4,000,000 Duke Energy Progress LLC 3 .450 03/15/29 3,763
5,276,000 Duke Energy Progress LLC 4 .000 04/01/52 4,186
20,250,000 (d) Electricite de France S.A. 3 .625 10/13/25 19,730
2,800,000 Eversource Energy 0 .800 08/15/25 2,621
6,375,000 Florida Power & Light Co 4 .625 05/15/30 6,330
9,885,000 Georgia Power Co 3 .250 04/01/26 9,519
8,700,000 Georgia Power Co 5 .125 05/15/52 8,415
7,288,875 (d) India Cleantech Energy 4 .700 08/10/26 6,837
9,700,000 Interstate Power and Light Co 3 .500 09/30/49 7,000
14,641,000 (d) Liberty Utilities Finance GP 2 .050 09/15/30 11,857
7,511,000 MidAmerican Energy Co 3 .650 04/15/29 7,144
5,725,000 MidAmerican Energy Co 5 .350 01/15/34 5,891
1,000,000 MidAmerican Energy Co 3 .950 08/01/47 803
3,596,000 MidAmerican Energy Co 3 .150 04/15/50 2,506
1,925,000 MidAmerican Energy Co 5 .850 09/15/54 2,054

CREF Social Choice Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 12,350,000 National Fuel Gas Co 5 .500% 01/15/26 $ 12,331
5,600,000 (f) National Fuel Gas Co 5 .500 10/01/26 5,601
11,250,000 National Fuel Gas Co 2 .950 03/01/31 9,460
11,610,000 (d) New York State Electric & Gas Corp 2 .150 10/01/31 9,312
12,500,000 NextEra Energy Capital Holdings, Inc 4 .900 03/15/29 12,448
5,650,000 NextEra Energy Capital Holdings, Inc 5 .250 03/15/34 5,637
3,829,000 (d),(f) NextEra Energy Operating Partners LP 7 .250 01/15/29 3,918
14,417,000 (d) Niagara Mohawk Power Corp 1 .960 06/27/30 11,884
9,750,000 (d) Niagara Mohawk Power Corp 4 .119 11/28/42 7,908
5,250,000 Northwest Natural Gas Co 3 .078 12/01/51 3,237
21,737,000 Pacific Gas and Electric Co 6 .700 04/01/53 23,527
10,534,000 PacifiCorp 2 .900 06/15/52 6,457
7,113,000 Piedmont Natural Gas Co, Inc 3 .350 06/01/50 4,805
2,100,000 PPL Electric Utilities Corp 4 .850 02/15/34 2,065
630,000 Public Service Co of Colorado 4 .750 08/15/41 547
5,000,000 Public Service Co of Colorado 3 .200 03/01/50 3,386
7,279,000 Public Service Co of Oklahoma 2 .200 08/15/31 5,949
1,651,000 Public Service Electric and Gas Co 3 .100 03/15/32 1,447
4,875,000 Public Service Electric and Gas Co 4 .650 03/15/33 4,752
6,134,000 Public Service Electric and Gas Co 3 .200 08/01/49 4,387
6,550,000 Public Service Electric and Gas Co 5 .125 03/15/53 6,443
17,875,000 Public Service Enterprise Group, Inc 0 .800 08/15/25 16,797
16,684,000 San Diego Gas & Electric Co 4 .950 08/15/28 16,747
19,738,000 San Diego Gas & Electric Co 2 .950 08/15/51 13,291
2,615,957 SCE Recovery Funding LLC 1 .977 11/15/28 2,428
7,100,000 SCE Recovery Funding LLC 2 .943 11/15/42 5,747
2,640,000 SCE Recovery Funding LLC 3 .240 11/15/46 1,921
4,900,000 (f) Sempra 4 .875 N/A(e) 4,794
19,066,301 (d) Solar Star Funding LLC 3 .950 06/30/35 17,061
18,215,678 (d) Solar Star Funding LLC 5 .375 06/30/35 17,501
8,150,000 Southern California Edison Co 4 .875 02/01/27 8,125
750,000 Southern California Edison Co 2 .750 02/01/32 635
8,300,000 Southern California Edison Co 5 .200 06/01/34 8,217
1,493,000 Southern California Edison Co 3 .650 06/01/51 1,102
5,000,000 Southern California Edison Co 3 .450 02/01/52 3,532
14,635,000 Southern Power Co 4 .150 12/01/25 14,389
14,825,000 Southwestern Electric Power Co 3 .250 11/01/51 9,841
18,650,000 Southwestern Public Service Co 3 .150 05/01/50 12,237
3,690,000 (d),(f) Sunnova Energy Corp 5 .875 09/01/26 2,873
16,135,890 (d) Sweihan PV Power Co PJSC 3 .625 01/31/49 12,831
8,612,000 (d) TerraForm Power Operating LLC 5 .000 01/31/28 8,202
16,283,898 (d),(f) Topaz Solar Farms LLC 4 .875 09/30/39 14,411
12,478,843 (d) Topaz Solar Farms LLC 5 .750 09/30/39 12,462
7,708,121 (d) UEP Penonome II S.A. 6 .500 10/01/38 6,012
15,000,000 Union Electric Co 2 .150 03/15/32 12,167
19,626,000 Union Electric Co 2 .625 03/15/51 12,073
10,952,000 Union Electric Co 3 .900 04/01/52 8,661
3,775,000 (d) Vistra Corp 7 .000 N/A(e) 3,738
10,049,000 Wisconsin Power and Light Co 3 .950 09/01/32 9,320
TOTAL UTILITIES 720,724
TOTAL CORPORATE BONDS 2,429,495
(Cost $2,627,289)
GOVERNMENT BONDS - 24.0%
AGENCY SECURITIES - 0.7%
330,050 Abay Leasing LLC 2 .654 11/09/26 317
3,332,444 Canal Barge Co, Inc 4 .500 11/12/34 3,228
12,230,793 Crowley Conro LLC 4 .181 08/15/43 11,090
3,205,956 Ethiopian Leasing LLC 2 .566 08/14/26 3,127
439,968 Export-Import Bank of the United States 2 .578 12/10/25 428

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 25,000,000 Federal Home Loan Mortgage Corp (FHLMC) 1 .540% 08/17/35 $ 17,774
8,000,000 Federal National Mortgage Association (FNMA) 0 .625 04/22/25 7,638
18,880,000 FNMA 0 .875 08/05/30 15,286
9,000,000 FNMA 1 .625 08/24/35 6,476
7,340,000 Hashemite Kingdom of Jordan Government AID Bond 3 .000 06/30/25 7,096
2,250,000 (c) India Government AID Bond LIBOR 3 M + 0.100% 5 .668 02/01/27 2,240
13,250,000 Private Export Funding Corp (PEFCO) 3 .250 06/15/25 12,985
7,765,000 PEFCO 3 .900 10/15/27 7,527
423,833 Sandalwood LLC 2 .836 07/10/25 417
872,700 Sandalwood LLC 2 .821 02/12/26 849
21,637,140 Thirax  LLC 0 .968 01/14/33 18,289
3,407,814 Thirax 2 LLC 2 .320 01/22/34 3,015
1,775,000 United States International Development Finance
Corp
1 .440 04/15/28 1,592
1,000,000 United States International Development Finance
Corp
1 .650 04/15/28 903
4,264,532 United States International Development Finance
Corp
1 .790 10/15/29 3,944
13,326,663 United States International Development Finance
Corp
2 .360 10/15/29 12,525
2,185,000 United States International Development Finance
Corp
2 .930 05/15/30 2,056
3,611,000 United States International Development Finance
Corp
3 .040 05/15/30 3,411
10,181,698 United States International Development Finance
Corp
3 .430 06/01/33 9,503
7,958,959 United States International Development Finance
Corp
1 .630 07/15/38 6,414
4,911,815 United States International Development Finance
Corp
2 .450 07/15/38 4,189
5,000,000 US Department of Housing and Urban Development
(HUD)
3 .535 08/01/36 4,359
TOTAL AGENCY SECURITIES 166,678
FOREIGN GOVERNMENT BONDS - 3.4%
17,925,000 African Development Bank 4 .125 02/25/27 17,711
11,850,000 (d) Arab Petroleum Investments Corp 1 .483 10/06/26 10,814
9,500,000 Asian Development Bank 2 .125 03/19/25 9,234
9,670,000 Asian Development Bank 4 .625 06/13/25 9,626
11,500,000 Asian Development Bank 1 .750 08/14/26 10,768
22,676,000 Asian Development Bank 3 .125 09/26/28 21,532
10,000,000 Asian Development Bank 3 .875 06/14/33 9,627
6,263,000 Asian Infrastructure Investment Bank 0 .500 01/27/26 5,800
5,375,000 (f) Asian Infrastructure Investment Bank 4 .875 09/14/26 5,403
3,000,000 (c),(d),(f) Asian Infrastructure Investment Bank SOFR Compounded Index +
0.620%
5 .964 08/16/27 3,015
10,000,000 Asian Infrastructure Investment Bank 4 .125 01/18/29 9,897
11,400,000 Asian Infrastructure Investment Bank 4 .250 03/13/34 11,293
EUR 7,925,000 (d) Banque Ouest Africaine de Developpement 2 .750 01/22/33 6,583
17,250,000 (d) BNG Bank NV 3 .500 05/19/28 16,608
1,900,000 (d) Caisse d'Amortissement de la Dette Sociale 0 .625 02/18/26 1,758
12,250,000 (d) Caisse d'Amortissement de la Dette Sociale 4 .875 09/19/26 12,313
4,750,000 (d) Caisse d'Amortissement de la Dette Sociale 1 .375 01/20/31 3,895
5,000,000 Caisse d'Amortissement de la Dette Sociale 2 .125 01/26/32 4,231
21,980,000 Canada Government International Bond 2 .875 04/28/25 21,488
16,020,000 Canada Government International Bond 3 .750 04/26/28 15,616
12,500,000 (d) CDP Financial, Inc 1 .000 05/26/26 11,533
5,625,000 (d) Central American Bank for Economic Integration 5 .000 02/09/26 5,594
10,075,000 Chile Government International Bond 3 .100 05/07/41 7,446
8,025,000 Colombia Government International Bond 8 .000 11/14/35 8,425
4,800,000 Colombia Government International Bond 8 .750 11/14/53 5,208
19,500,000 European Bank for Reconstruction & Development 1 .625 09/27/24 19,138
5,000,000 European Investment Bank 2 .500 10/15/24 4,926
6,540,000 (d) European Investment Bank 2 .876 06/13/25 6,385

CREF Social Choice Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,750,000 European Investment Bank 2 .375% 05/24/27 $ 3,522
11,961,000 European Investment Bank 0 .625 10/21/27 10,467
3,750,000 European Investment Bank 3 .250 11/15/27 3,601
11,600,000 European Investment Bank 1 .625 10/09/29 10,078
10,000,000 European Investment Bank 0 .875 05/17/30 8,155
19,749,000 European Investment Bank 0 .750 09/23/30 15,831
6,445,000 (f) European Investment Bank 3 .750 02/14/33 6,179
2,000,000 European Investment Bank 4 .875 02/15/36 2,089
10,875,000 Export Development Canada 3 .375 08/26/25 10,647
13,050,000 Export Development Canada 3 .875 02/14/28 12,785
10,000,000 Export Development Canada 4 .125 02/13/29 9,902
10,610,000 Hydro-Quebec 8 .050 07/07/24 10,673
4,868,000 Inter-American Development Bank 1 .125 07/20/28 4,253
5,000,000 Inter-American Development Bank 1 .125 01/13/31 4,063
15,800,000 Inter-American Development Bank 3 .500 04/12/33 14,764
10,625,000 (f) Inter-American Investment Corp 2 .625 04/22/25 10,336
2,644,000 Inter-American Investment Corp 0 .625 02/10/26 2,443
19,785,000 Inter-American Investment Corp 4 .125 02/15/28 19,441
3,215,000 (c) International Bank for Reconstruction &
Development
SOFR Compounded Index +
0.390%
5 .744 06/17/24 3,217
12,850,000 International Bank for Reconstruction &
Development
0 .625 04/22/25 12,282
14,750,000 International Bank for Reconstruction &
Development
3 .125 11/20/25 14,366
28,030,000 International Bank for Reconstruction &
Development
0 .000 03/31/27 25,027
5,250,000 International Bank for Reconstruction &
Development
0 .000 03/31/28 5,103
5,000,000 (d) International Development Association 0 .875 04/28/26 4,622
14,750,000 International Finance Corp 4 .750 03/16/26 14,697
10,643,000 International Finance Facility for Immunisation Co 1 .000 04/21/26 9,843
3,050,000 Japan Bank for International Cooperation 1 .625 01/20/27 2,801
1,750,000 Japan Bank for International Cooperation 4 .875 10/18/28 1,770
8,750,000 Japan International Cooperation Agency 1 .750 04/28/31 7,231
12,500,000 (d) Kommunalbanken AS. 2 .125 02/11/25 12,171
4,175,000 (d) Kommuninvest I Sverige AB 4 .625 09/29/28 4,214
10,100,000 (d) Korea Electric Power Corp 1 .125 06/15/25 9,605
10,250,000 (d) Korea Electric Power Corp 4 .875 01/31/27 10,192
6,500,000 Kreditanstalt fuer Wiederaufbau 1 .750 09/14/29 5,699
13,000,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 10,461
EUR 12,240,000 Mexico Government International Bond 4 .490 05/25/32 13,413
18,250,000 (d) Nederlandse Waterschapsbank NV 1 .750 01/15/25 17,751
17,600,000 (d) Nederlandse Waterschapsbank NV 2 .375 03/24/26 16,810
12,375,000 (d) Nederlandse Waterschapsbank NV 4 .000 06/01/28 12,135
4,450,000 (d) Nederlandse Waterschapsbank NV 4 .375 02/28/29 4,442
4,430,000 (d) Nederlandse Waterschapsbank NV 1 .000 05/28/30 3,611
2,250,000 OMERS Finance Trust 3 .500 04/19/32 2,057
7,666,000 (d) OMERS Finance Trust 3 .500 04/19/32 7,008
4,825,000 (d) OMERS Finance Trust 4 .000 04/19/52 3,818
5,030,000 OPEC Fund for International Development 4 .500 01/26/26 4,967
4,970,000 (d) OPEC Fund for International Development 4 .500 01/26/26 4,908
10,500,000 (d) Perusahaan Penerbit SBSN Indonesia III 3 .900 08/20/24 10,426
10,000,000 Province of Quebec Canada 2 .750 04/12/27 9,468
5,000,000 Province of Quebec Canada 7 .500 09/15/29 5,710
15,250,000 Province of Quebec Canada 1 .900 04/21/31 12,851
10,625,000 Province of Quebec Canada 4 .500 09/08/33 10,514
7,750,000 Republic of Italy Government International Bond 4 .000 10/17/49 5,753
TOTAL FOREIGN GOVERNMENT BONDS 734,039
MORTGAGE BACKED - 10.1%
2,115,000 (c),(d) Angel Oak Mortgage Trust 2 .837 11/25/66 1,475
57,268,922 (c),(d) Citigroup Mortgage Loan Trust 0 .156 02/25/52 479
6,420,224 (c),(d) Citigroup Mortgage Loan Trust 0 .250 02/25/52 86

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,983,000 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.900% 7 .220% 12/25/41 $ 3,007
10,555,000 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .420 03/25/42 10,986
18,627,000 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.650% 9 .971 06/25/42 20,276
1,295,000 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.350% 8 .670 01/25/43 1,369
1,940,000 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.550% 8 .871 05/25/43 2,070
3,170,482 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .421 06/25/43 3,335
3,400,000 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.900% 9 .188 07/25/43 3,582
4,470,000 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.550% 8 .870 10/25/43 4,658
5,307,568 Federal Home Loan Mortgage Corp (FHLMC) 2 .310 12/01/31 4,543
6,875,000 FHLMC 3 .740 06/01/37 6,189
2,271,133 FHLMC 3 .400 12/01/37 1,972
5,646,500 FHLMC 4 .300 12/01/37 5,330
1,847,132 FHLMC 3 .500 03/01/38 1,619
640,000 FHLMC 4 .330 05/01/38 606
3,197,308 FHLMC 2 .970 07/01/38 2,636
3,405,071 FHLMC 4 .550 07/01/38 3,294
5,775,000 FHLMC 3 .500 10/01/38 4,999
400,946 FHLMC 3 .160 11/01/38 336
3,381,178 FHLMC 3 .000 01/01/41 2,738
841,347 (c) FHLMC 30 D AVG SOFR + 5.806% 0 .487 03/15/44 66
6,022,891 FHLMC 3 .500 01/15/47 5,276
1,330,397 FHLMC 4 .000 10/15/47 1,231
2,246,110 FHLMC 4 .000 11/15/47 2,062
6,279,532 FHLMC 4 .000 01/15/48 5,874
6,156,744 FHLMC 4 .000 03/15/48 5,671
1,944,235 FHLMC 4 .000 04/15/48 1,809
5,771,940 FHLMC 4 .000 04/15/48 5,245
2,871,556 (c) FHLMC 30 D AVG SOFR + 9.737% 1 .227 06/15/48 2,554
1,955,428 (c) FHLMC 30 D AVG SOFR + 9.657% 1 .147 10/15/48 1,720
4,564,204 FHLMC 3 .000 11/01/49 4,007
2,582,522 FHLMC 2 .000 09/25/50 335
6,254,559 FHLMC 3 .000 09/25/50 4,390
4,773,155 FHLMC 3 .000 10/25/50 3,301
16,335,485 FHLMC 2 .500 02/25/51 2,750
5,931,710 FHLMC 2 .500 05/25/51 3,739
3,884,147 FHLMC 2 .500 11/01/51 3,221
10,794,724 FHLMC 3 .000 11/01/51 9,490
1,309,647 (g) FHLMC 3 .000 11/01/51 1,146
1,550,960 FHLMC 3 .000 11/01/51 1,364
1,120,125 FHLMC 3 .000 11/01/51 989
4,387,960 FHLMC 2 .500 01/01/52 3,637
17,784,150 FHLMC 2 .500 02/01/52 14,880
5,183,994 FHLMC 3 .000 02/01/52 4,466
9,343,012 FHLMC 2 .500 03/01/52 7,817
6,998,868 FHLMC 3 .000 03/01/52 6,028
5,195,349 FHLMC 2 .500 04/01/52 4,313
15,385,447 FHLMC 4 .000 04/01/52 14,272
9,033,274 FHLMC 3 .500 05/01/52 8,107
6,420,218 FHLMC 3 .000 06/01/52 5,528
455,777 FHLMC 3 .500 06/01/52 409
8,939,008 FHLMC 4 .500 06/01/52 8,512
8,650,793 FHLMC 4 .500 07/01/52 8,237
1,619,263 FHLMC 4 .000 08/25/52 1,319
216,412 FHLMC 3 .000 10/01/52 186
2,754,465 FHLMC 4 .500 10/25/52 2,520
9,957,829 FHLMC 6 .000 11/01/52 10,075
3,361,413 FHLMC 5 .500 11/25/52 3,315
3,139,146 FHLMC 3 .500 12/01/52 2,810
15,540,233 FHLMC 5 .000 01/01/53 15,171
2,674,349 FHLMC 5 .500 02/25/53 2,656
19,259,946 FHLMC 5 .500 08/01/53 19,172
3,217 Federal Home Loan Mortgage Corp Gold (FGLMC) 8 .000 01/01/31 3

CREF Social Choice Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 85,734 FGLMC 4 .500% 07/01/33 $ 84
588,436 FGLMC 7 .000 12/01/33 607
155,975 FGLMC 7 .000 05/01/35 161
410,589 FGLMC 5 .000 06/01/36 413
125,176 FGLMC 5 .000 07/01/39 125
82,248 FGLMC 4 .000 06/01/42 78
166,288 FGLMC 4 .500 10/01/44 162
227,169 FGLMC 4 .500 11/01/44 221
412,012 FGLMC 4 .500 11/01/44 401
249,887 FGLMC 4 .500 12/01/44 243
240,521 FGLMC 4 .500 12/01/44 234
1,001,136 FGLMC 3 .500 04/01/45 924
3,834,996 FGLMC 3 .500 10/01/45 3,514
66,697 FGLMC 3 .000 04/01/47 59
483,778 FGLMC 4 .500 06/01/47 471
955,219 FGLMC 4 .000 09/01/47 902
723,394 FGLMC 3 .500 12/01/47 662
2,976,821 FGLMC 4 .500 08/01/48 2,904
124 Federal National Mortgage Association (FNMA) 8 .000 07/01/24 0 ^
11,063,444 (c) FNMA 2 .825 02/25/27 10,523
3,164,640 (c) FNMA 3 .302 06/25/28 3,007
8,250,000 (c) FNMA 1 .469 11/25/30 6,764
15,500,000 (c) FNMA 1 .245 01/25/31 12,516
841,702 FNMA 3 .500 05/01/32 812
982,736 FNMA 3 .000 10/01/32 928
995,879 FNMA 5 .000 05/01/35 1,001
670,713 FNMA 5 .000 10/01/35 674
504,300 FNMA 5 .000 02/01/36 507
1,015,638 FNMA 5 .500 11/01/38 1,037
137,481 FNMA 3 .000 05/01/40 124
401,618 FNMA 5 .000 09/01/40 401
1,000,337 FNMA 5 .000 05/01/41 997
672,332 FNMA 4 .000 09/01/42 638
1,360,507 (c) FNMA 30 D AVG SOFR + 5.836% 0 .515 09/25/43 144
1,131,060 FNMA 4 .500 03/01/44 1,109
53,217,857 FNMA 4 .000 05/01/44 50,537
312,173 FNMA 4 .500 06/01/44 303
3,320,340 FNMA 4 .500 06/01/44 3,224
730,446 FNMA 4 .500 08/01/44 709
1,901,630 FNMA 4 .500 10/01/44 1,846
3,291,836 FNMA 4 .500 11/01/44 3,196
594,229 FNMA 5 .000 11/01/44 596
887,509 FNMA 4 .500 12/01/44 862
387,014 FNMA 4 .000 01/01/45 367
163,761 FNMA 4 .500 03/01/45 159
261,230 FNMA 4 .500 04/01/45 254
1,966,986 FNMA 3 .500 05/01/45 1,809
2,328,894 FNMA 3 .000 07/25/45 2,036
2,796,310 FNMA 3 .500 01/01/46 2,560
542,074 FNMA 4 .000 04/01/46 514
3,194,945 FNMA 3 .500 06/01/46 2,924
2,096,788 FNMA 3 .500 07/01/46 1,919
3,366,570 FNMA 3 .500 07/01/46 3,094
934,808 FNMA 3 .500 08/01/46 855
283,214 FNMA 3 .000 10/01/46 245
2,527,831 FNMA 3 .500 10/01/46 2,313
1,095,786 FNMA 4 .500 05/01/47 1,075
1,277,027 FNMA 4 .000 10/01/47 1,206
255,098 FNMA 3 .500 11/01/47 234
262,034 FNMA 4 .500 11/01/47 255
14,470 FNMA 3 .500 01/01/48 13
2,844,043 FNMA 3 .500 01/01/48 2,593

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,894,590 FNMA 4 .500% 01/01/48 $ 1,841
1,501,596 FNMA 4 .500 02/01/48 1,459
4,155,694 FNMA 3 .500 02/25/48 3,502
1,238,650 FNMA 4 .500 05/01/48 1,204
896,102 FNMA 4 .500 05/01/48 871
3,069,810 FNMA 4 .000 07/25/48 2,828
11,132,711 FNMA 3 .000 07/01/50 9,770
5,213,918 FNMA 2 .000 08/25/50 676
6,354,951 FNMA 2 .000 10/25/50 4,215
13,104,983 FNMA 2 .500 11/25/50 1,846
4,567,073 FNMA 3 .000 12/25/50 739
3,777,092 FNMA 3 .000 02/25/51 602
4,201,566 FNMA 3 .000 09/01/51 3,676
4,122,159 FNMA 2 .500 11/01/51 3,416
4,885,800 FNMA 2 .500 11/25/51 620
4,411,527 FNMA 2 .500 12/01/51 3,673
12,871,690 FNMA 2 .500 02/01/52 10,767
6,797,728 FNMA 2 .500 02/01/52 5,692
6,504,425 FNMA 3 .000 02/01/52 5,598
4,600,198 FNMA 3 .500 02/01/52 4,173
1,796,088 FNMA 2 .500 04/01/52 1,503
9,023,336 FNMA 3 .000 04/01/52 7,850
6,935,934 FNMA 3 .000 04/01/52 6,011
1,516,942 FNMA 3 .000 04/01/52 1,307
1,289,706 FNMA 3 .500 04/01/52 1,155
12,911,885 FNMA 3 .500 05/01/52 11,605
36,470,694 FNMA 3 .500 05/01/52 32,660
21,681,699 FNMA 4 .000 05/01/52 20,111
2,473,648 FNMA 4 .000 05/25/52 1,963
619,298 FNMA 3 .000 06/01/52 533
15,634,732 FNMA 3 .500 06/01/52 14,046
41,797,352 FNMA 3 .500 06/01/52 37,430
12,486,555 FNMA 3 .500 06/01/52 11,182
18,216,603 FNMA 4 .000 06/01/52 16,897
4,158,124 FNMA 4 .500 06/01/52 3,959
30,025,932 FNMA 4 .000 07/01/52 27,849
40,940,181 FNMA 4 .000 07/01/52 37,963
3,821,213 FNMA 4 .500 07/01/52 3,639
32,754,079 FNMA 4 .500 07/01/52 31,189
6,693,146 FNMA 4 .500 07/25/52 6,127
27,971,539 FNMA 5 .000 08/01/52 27,316
2,457,231 FNMA 4 .500 08/25/52 2,066
2,228,325 FNMA 2 .500 09/01/52 1,844
81,227,783 FNMA 4 .000 09/01/52 75,334
196,612,630 FNMA 4 .500 09/01/52 187,220
11,442,654 FNMA 5 .000 09/01/52 11,173
1,864,222 FNMA 4 .000 09/25/52 1,550
2,322,288 FNMA 4 .000 09/25/52 2,029
97,698,190 FNMA 4 .000 10/01/52 90,605
61,248,709 FNMA 4 .500 10/01/52 58,323
73,667,266 FNMA 5 .000 10/01/52 71,929
1,786,391 FNMA 4 .500 10/25/52 1,623
2,050,247 FNMA 4 .500 10/25/52 1,929
52,616,974 FNMA 4 .500 11/01/52 50,104
3,631,623 FNMA 5 .500 11/25/52 3,546
31,016,337 FNMA 5 .500 12/01/52 30,919
172,691 FNMA 5 .000 01/01/53 169
33,444,123 FNMA 5 .000 02/01/53 32,648
16,266,446 FNMA 6 .000 02/01/53 16,413
6,412,032 FNMA 6 .000 03/01/53 6,475
8,675,232 FNMA 5 .000 04/01/53 8,467
2,977,806 FNMA 6 .000 05/01/53 3,005

CREF Social Choice Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 10,583,268 FNMA 5 .000% 06/01/53 $ 10,421
46,099,980 FNMA 5 .500 06/01/53 45,882
15,582,649 FNMA 5 .000 08/01/53 15,203
38,630,108 FNMA 5 .500 10/01/53 38,435
9,331,876 FGLMC 2 .875 07/25/36 8,313
7,412,405 FGLMC 4 .050 08/25/38 7,147
1,853,500 FHLMC 3 .910 01/01/39 1,673
495,144 (c),(d) Flagstar Mortgage Trust 3 .987 10/25/47 438
796,828 Government National Mortgage Association (GNMA) 2 .580 08/15/25 794
7,362,856 GNMA 2 .690 06/15/33 7,037
6,182,964 GNMA 3 .700 10/15/33 5,893
50,045 GNMA 5 .000 04/15/38 50
100,287 GNMA 6 .500 11/20/38 105
12,334,867 GNMA 5 .000 01/20/40 2,561
5,774,165 GNMA 4 .500 03/20/40 1,054
9,315,380 GNMA 5 .000 03/20/40 1,910
6,750,175 GNMA 3 .700 08/15/40 6,404
7,357,399 GNMA 2 .500 10/16/43 6,426
7,269,812 GNMA 2 .500 12/20/43 6,346
11,008,431 GNMA 2 .750 01/15/45 9,615
2,337,499 GNMA 3 .000 03/20/45 2,036
1,524,639 GNMA 4 .500 12/20/45 1,536
1,117,245 GNMA 4 .000 06/20/46 138
3,344,511 GNMA 5 .000 09/20/46 642
3,965,826 GNMA 3 .500 12/20/46 3,663
2,705,745 GNMA 3 .500 01/20/47 2,495
2,970,530 (c) GNMA SOFR 1 M + 5.986% 0 .657 03/20/50 372
1,521,924 GNMA 3 .500 10/20/50 1,392
5,203,926 GNMA 3 .000 07/20/51 4,611
10,969,660 GNMA 3 .000 11/20/51 7,805
20,879,090 GNMA 2 .500 12/20/51 17,785
44,794,434 GNMA 3 .000 12/20/51 39,518
13,038,814 GNMA 3 .000 12/20/51 8,991
25,682,446 GNMA 3 .000 01/20/52 22,647
8,995,020 GNMA 3 .000 01/20/52 6,325
4,216,363 GNMA 2 .500 02/20/52 3,465
10,685,134 GNMA 3 .000 02/20/52 7,253
7,455,308 GNMA 4 .000 04/20/52 6,200
9,892,394 GNMA 5 .000 04/20/52 1,919
4,211,152 GNMA 2 .500 05/20/52 3,586
39,206,519 GNMA 3 .500 07/20/52 35,667
2,501,040 GNMA 4 .000 07/20/52 2,010
7,066,290 GNMA 4 .000 08/20/52 6,611
61,029,751 GNMA 4 .000 09/20/52 57,095
4,449,293 GNMA 4 .500 09/20/52 3,978
3,283,964 GNMA 4 .500 09/20/52 2,865
3,631,615 GNMA 4 .500 09/20/52 3,336
3,053,980 GNMA 4 .500 09/20/52 2,793
3,794,106 GNMA 5 .000 09/20/52 3,731
9,145,970 GNMA 5 .000 11/20/52 8,995
30,025,712 GNMA 3 .500 12/20/52 27,315
38,952,575 GNMA 4 .500 12/20/52 37,442
7,826,845 GNMA 4 .500 02/20/53 7,522
3,873,991 GNMA 4 .500 02/20/53 3,422
8,080,488 GNMA 5 .000 02/20/53 7,948
3,390,693 GNMA 5 .500 02/20/53 3,301
8,813,582 (c) GNMA 30 D AVG SOFR + 6.950% 1 .631 05/20/53 922
6,911,992 (c) GNMA 30 D AVG SOFR + 23.205% 2 .460 08/20/53 7,106
6,018,783 GNMA 3 .000 08/20/53 5,307
4,812,904 (c) GNMA 30 D AVG SOFR + 25.350% 4 .605 08/20/53 4,985
62,905,556 (c),(d) GS Mortgage-Backed Securities Corp Trust 0 .148 08/25/51 500
1,977,354 (c),(d) GS Mortgage-Backed Securities Corp Trust 2 .500 08/25/51 1,579

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 7,877,856 (c),(d) GS Mortgage-Backed Securities Trust 2 .500% 11/25/51 $ 6,280
4,434,580 (c),(d) GS Mortgage-Backed Securities Trust 2 .500 03/25/52 3,536
2,735,829 (c),(d) GS Mortgage-Backed Securities Trust 2 .500 05/01/52 2,368
2,082,818 (c),(d) GS Mortgage-Backed Securities Trust 2 .830 05/28/52 1,669
472,102 (c) HarborView Mortgage Loan Trust SOFR 1 M + 0.734% 6 .061 08/19/45 429
111,468 (c) Impac CMB Trust SOFR 1 M + 0.774% 6 .104 03/25/35 101
209,187 (c),(d) JP Morgan Mortgage Trust 3 .500 05/25/47 182
237,174 (c),(d) JP Morgan Mortgage Trust 3 .500 10/25/48 201
83,243 (c),(d) JP Morgan Mortgage Trust 4 .000 01/25/49 76
17,902,730 (c),(d) JP Morgan Mortgage Trust 0 .126 06/25/51 119
31,517,406 (c),(d) JP Morgan Mortgage Trust 0 .111 11/25/51 187
2,165,318 (c),(d) JP Morgan Mortgage Trust 2 .500 11/25/51 1,729
31,219,120 (c),(d) JP Morgan Mortgage Trust 0 .117 12/25/51 199
2,724,722 (c),(d) JP Morgan Mortgage Trust 2 .500 12/25/51 2,176
3,961,804 (c),(d) JP Morgan Mortgage Trust 2 .500 01/25/52 3,164
3,656,416 (c),(d) JP Morgan Mortgage Trust 3 .342 04/25/52 2,868
5,572,668 (c),(d) JP Morgan Mortgage Trust 2 .500 06/25/52 4,443
36,260,272 (d) JP Morgan Mortgage Trust 0 .224 07/25/52 417
6,208,952 (c),(d) JP Morgan Mortgage Trust 2 .500 07/25/52 4,950
9,404,976 (c),(d) JP Morgan Mortgage Trust 3 .250 07/25/52 8,053
9,429,243 (c),(d) JP Morgan Mortgage Trust 3 .000 08/25/52 7,835
4,967,006 (c),(d) JP Morgan Mortgage Trust 3 .000 10/25/52 4,127
4,913,589 (c),(d) JP Morgan Mortgage Trust 3 .000 11/25/52 4,089
408,036 (c),(d) JP Morgan Mortgage Trust 5 .000 06/25/53 392
2,792,782 (c),(d) JP Morgan Mortgage Trust 5 .500 06/25/53 2,738
3,617,221 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 2,888
2,679,610 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,337
2,369,316 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 1,892
404,517 (c),(d) New Residential Mortgage Loan Trust 2 .797 09/25/59 376
6,659,143 (c),(d) RCKT Mortgage Trust 2 .500 02/25/52 5,309
3,303,402 (c),(d) RCKT Mortgage Trust 3 .000 05/25/52 2,745
63,076 (c),(d) Sequoia Mortgage Trust 4 .000 06/25/49 58
168,054 (c),(d) Sequoia Mortgage Trust 3 .500 12/25/49 147
2,777,056 (c),(d) Sequoia Mortgage Trust 2 .500 06/25/51 2,218
269,650 (c),(d) Shellpoint Co-Originator Trust 3 .500 10/25/47 241
9,146,561 (c),(d) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 2.050% 7 .395 12/25/33 9,272
4,407,000 (c),(d) STACR 30 D AVG SOFR + 2.400% 7 .720 02/25/42 4,493
2,785,000 (c),(d) STACR 30 D AVG SOFR + 4.750% 10 .070 02/25/42 2,971
8,185,000 (c),(d) STACR 30 D AVG SOFR + 2.900% 8 .220 04/25/42 8,475
3,000,000 (c),(d) STACR 30 D AVG SOFR + 5.650% 8 .647 04/25/42 3,257
17,190,000 (c),(d) STACR 30 D AVG SOFR + 3.350% 8 .670 05/25/42 17,987
15,004,000 (c),(d) STACR 30 D AVG SOFR + 4.500% 9 .820 06/25/42 16,249
8,336,000 (c),(d) STACR 30 D AVG SOFR + 4.000% 9 .320 07/25/42 8,878
8,695,000 (c),(d) STACR 30 D AVG SOFR + 3.550% 8 .870 08/25/42 9,140
6,670,000 (c),(d) STACR 30 D AVG SOFR + 3.700% 9 .020 09/25/42 7,079
8,225,000 (c),(d) STACR 30 D AVG SOFR + 3.250% 8 .570 04/25/43 8,642
5,395,000 (c),(d) STACR 30 D AVG SOFR + 3.500% 8 .820 05/25/43 5,702
58,931 (c),(d) STACR 3 .789 02/25/48 55
74,055 (c),(d) STACR 3 .842 05/25/48 71
2,890,000 (c),(d) STACR 30 D AVG SOFR + 4.800% 10 .120 10/25/50 3,250
982,000 (c),(d) Verus Securitization Trust 3 .207 11/25/59 881
367,638 (d) Verus Securitization Trust 1 .733 05/25/65 345
TOTAL MORTGAGE BACKED 2,200,939
MUNICIPAL BONDS - 1.2%
1,170,000 Brunswick & Glynn County Development Authority 3 .060 04/01/25 1,147
1,990,000 California Health Facilities Financing Authority 2 .984 06/01/33 1,733
915,000 California Health Facilities Financing Authority 4 .353 06/01/41 839
50,000 California Municipal Finance Authority 2 .288 08/15/28 45
3,035,000 City & County of Honolulu HI 2 .668 10/01/27 2,856
5,645,000 City & County of Honolulu HI 3 .974 09/01/35 5,190
1,615,000 City & County of Honolulu HI 4 .004 09/01/36 1,473

CREF Social Choice Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 7,085,000 City & County of San Francisco CA 4 .000% 04/01/47 $ 5,685
5,500,000 City & County of San Francisco CA Community
Facilities District
4 .000 09/01/48 4,476
7,790,000 City & County of San Francisco CA Community
Facilities District
3 .482 09/01/50 5,669
1,240,000 City & County of San Francisco CA Community
Facilities District No 2014
6 .332 09/01/51 1,303
350,000 City & County of San Francisco CA Community
Facilities District No 2014-1
3 .091 09/01/36 291
1,000 City of Chicago IL 7 .750 01/01/42 1
1,000,000 City of Houston TX Combined Utility System Revenue 3 .375 11/15/24 986
1,275,000 City of Houston TX Combined Utility System Revenue 4 .172 11/15/38 1,159
7,500,000 City of Los Angeles CA 3 .880 09/01/38 6,781
7,190,000 City of Los Angeles CA 5 .000 09/01/42 7,080
1,530,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
3 .158 05/15/29 1,430
1,780,000 (d) City of Miami FL 4 .808 01/01/39 1,715
3,000,000 City of New York NY 5 .828 10/01/53 3,356
4,835,000 City of Oakland CA 2 .070 01/15/29 4,354
3,025,000 City of Port Lions AK 7 .500 10/01/52 3,160
3,345,000 City of San Francisco CA Public Utilities Commission
Water Revenue
3 .000 11/01/26 3,220
3,725,000 City of San Francisco CA Public Utilities Commission
Water Revenue
3 .950 11/01/36 3,437
1,000,000 City of San Juan Capistrano CA 3 .700 08/01/31 949
5,255,000 City of Seattle WA Local Improvement District No
6751
2 .999 11/01/43 4,395
5,235,000 City of Seattle WA Local Improvement District No
6751
3 .079 11/01/43 4,338
3,500,000 (d) County of Gallatin MT 11 .500 09/01/27 3,604
10,515,000 County of Miami-Dade FL Water & Sewer System
Revenue
3 .490 10/01/42 8,773
3,500,000 District of Columbia 3 .432 04/01/42 2,812
10,000,000 District of Columbia Water & Sewer Authority 4 .814 10/01/14 9,286
3,125,000 Florida Development Finance Corp 7 .500 07/01/57 3,108
6,000,000 (d) Florida Development Finance Corp 8 .000 07/01/57 6,360
2,170,000 (d) Florida Development Finance Corp 8 .250 07/01/57 2,170
640,000 Henry County Water Authority 3 .000 01/01/43 469
850,000 Henry County Water Authority 3 .200 01/01/49 590
1,000,000 Honolulu City & County Board of Water Supply 2 .327 07/01/32 846
6,430,000 Lavaca-Navidad River Authority 4 .430 08/01/35 6,258
8,655,000 Los Angeles Community College District 2 .106 08/01/32 7,274
1,025,000 Maine State Housing Authority 2 .331 11/15/30 878
2,495,000 Maryland Community Development Administration
Housing Revenue
3 .797 03/01/39 2,169
3,000,000 Massachusetts Clean Energy Cooperative Corp 2 .020 07/01/28 2,703
3,000,000 Massachusetts Clean Energy Cooperative Corp 2 .485 07/01/32 2,533
3,405,000 Massachusetts Housing Finance Agency 5 .562 12/01/52 3,396
7,620,000 Metropolitan Transportation Authority 5 .175 11/15/49 7,094
11,645,000 Metropolitan Water Reclamation District of Greater
Chicago
5 .720 12/01/38 12,388
5,750,000 (d) New Hampshire Business Finance Authority 5 .600 02/01/29 5,750
8,295,000 (d) New Hampshire Business Finance Authority 5 .430 07/01/33 8,295
720,000 New Jersey Economic Development Authority 5 .298 03/01/32 732
4,065,000 New York City Housing Development Corp 3 .119 08/01/38 3,262
2,500,000 New York City Housing Development Corp 3 .720 11/01/39 2,144
17,500,000 New York Transportation Development Corp 5 .000 01/01/26 17,827
7,420,000 New York Transportation Development Corp 6 .971 06/30/51 7,380
13,250,000 (b),(d) Oregon State Business Development Commission 6 .500 04/01/31 1
3,470,000 (b),(d) Oregon State Business Development Commission 9 .000 04/01/37 0 ^
2,500,000 Palm Beach County Solid Waste Authority 2 .636 10/01/24 2,469
4,500,000 Pend Oreille County Public Utility District No Box
Canyon
5 .000 01/01/30 4,484

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,925,000 (a),(b),(d) Pennsylvania Economic Development Financing
Authority
10 .000% 12/01/29 $ 1
1,170,000 Pharr Economic Development Corp 3 .513 08/15/30 1,090
1,140,000 Pharr Economic Development Corp 3 .893 08/15/33 1,051
405,000 (a),(b) Public Finance Authority 15 .000 03/31/24 0 ^
1,735,000 (d) Public Finance Authority 7 .500 06/01/29 1,698
1,250,000 Redevelopment Authority of the City of Philadelphia 1 .927 09/01/27 1,141
1,005,000 Sales Tax Securitization Corp 5 .293 01/01/41 1,016
2,000,000 San Francisco City & County Redevelopment Agency 4 .375 08/01/44 1,713
1,555,000 South Dakota Housing Development Authority 5 .460 05/01/53 1,545
3,150,000 State of Oregon 4 .250 05/01/29 3,116
3,000 State of Wisconsin 5 .700 05/01/26 3
1,650,000 (d) Syracuse Industrial Development Agency 5 .000 01/01/36 1,252
2,280,000 Tampa Bay Water 2 .612 10/01/25 2,205
3,225,000 Tampa Bay Water 2 .782 10/01/26 3,083
3,000,000 Tampa Bay Water 2 .952 10/01/27 2,849
1,255,000 Texas Water Development Board 4 .248 10/15/35 1,199
4,170,000 Texas Water Development Board 4 .648 04/15/50 3,872
5,000,000 Tuolumne Wind Project Authority 6 .918 01/01/34 5,522
1,000,000 University of Cincinnati 3 .250 06/01/29 994
18,000,000 University of New Mexico 3 .532 06/20/32 17,103
500,000 Upper Allegheny Joint Sanitary Authority 3 .550 09/01/39 405
1,500,000 Upper Allegheny Joint Sanitary Authority 3 .800 09/01/49 1,138
1,000,000 Washington County Clean Water Services 5 .078 10/01/24 1,000
TOTAL MUNICIPAL BONDS 265,119
U.S. TREASURY SECURITIES - 8.6%
35,830,000 United States Treasury Bond 2 .875 11/15/46 27,610
2,500,000 United States Treasury Bond 3 .000 02/15/49 1,949
1,525,000 United States Treasury Note 2 .250 10/31/24 1,499
1,500,000 United States Treasury Note 0 .375 12/31/25 1,391
184,006,000 United States Treasury Note 4 .625 02/28/26 183,855
136,990,000 United States Treasury Note 4 .250 03/15/27 136,359
15,031,000 United States Treasury Note 0 .500 10/31/27 13,126
28,250,000 United States Treasury Note 1 .125 08/31/28 24,702
83,559,000 United States Treasury Note 4 .250 02/28/29 83,670
272,190,000 United States Treasury Note 4 .250 02/28/31 272,658
335,345,000 United States Treasury Note 4 .000 02/15/34 329,791
14,508,000 United States Treasury Note 1 .875 02/15/41 10,114
4,700,000 United States Treasury Note 2 .250 05/15/41 3,472
232,705,800 United States Treasury Note 2 .375 02/15/42 173,084
29,796,000 United States Treasury Note 3 .250 05/15/42 25,328
2,070,000 United States Treasury Note 4 .000 11/15/42 1,950
233,112,000 United States Treasury Note 4 .500 02/15/44 234,387
40,008,000 United States Treasury Note 2 .250 02/15/52 26,316
297,258,000 United States Treasury Note 4 .750 11/15/53 317,323
TOTAL U.S. TREASURY SECURITIES 1,868,584
TOTAL GOVERNMENT BONDS 5,235,359
(Cost $5,453,579)
STRUCTURED ASSETS - 3.8%
ASSET BACKED - 1.3%
2,200,459 (d) Air Canada Pass Through Trust 3 .550 01/15/30 1,945
Series - 2017 1 (Class A)
900,000 (d) AMSR Trust 3 .148 01/19/39 841
Series - 2019 SFR1 (Class C)
800,000 (d) AMSR Trust 3 .247 01/19/39 744
Series - 2019 SFR1 (Class D)
2,000,000 (c),(d) BFLD Trust Term SOFR 1 M + 2.214% 7 .540 10/15/35 907
Series - 2020 EYP (Class C)

CREF Social Choice Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 148,089 (c) C-BASS Trust SOFR 1 M + 0.274% 3 .523% 07/25/36 $ 142
Series - 2006 CB6 (Class A1)
27,160,000 Delta Air Lines Pass Through Trust 3 .204 04/25/24 27,139
Series - 2019 1 (Class AA)
3,953,606 Delta Air Lines Pass Through Trust 2 .000 06/10/28 3,574
Series - 2020 1 (Class AA)
15,587,308 Delta Air Lines Pass Through Trust 2 .500 06/10/28 14,023
Series - 2020 1 (Class A)
55,991 (c),(d) Ellington Loan Acquisition Trust SOFR 1 M + 1.214% 6 .544 05/25/37 55
Series - 2007 2 (Class A2C)
5,750,000 (d) Frontier Issuer LLC 8 .300 08/20/53 5,843
Series - 2023 1 (Class B)
3,078,025 (d) GoodLeap Sustainable Home Solutions Trust 2 .100 05/20/48 2,419
Series - 2021 3CS (Class A)
3,314,049 (d) GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 2,567
Series - 2021 4GS (Class A)
12,090,903 (d) GoodLeap Sustainable Home Solutions Trust 2 .310 10/20/48 9,724
Series - 2021 5CS (Class A)
4,210,679 (d) GoodLeap Sustainable Home Solutions Trust 2 .700 01/20/49 3,483
Series - 2022 1GS (Class A)
3,153,851 (d) GoodLeap Sustainable Home Solutions Trust 2 .940 01/20/49 2,367
Series - 2022 1GS (Class B)
13,735,455 (d) GoodLeap Sustainable Home Solutions Trust 4 .950 07/20/49 12,898
Series - 2022 3CS (Class A)
8,297,000 (d) Grace Trust 2 .347 12/10/40 6,761
Series - 2020 GRCE (Class A)
2,421,853 (d) Helios Issuer, LLC 5 .600 08/22/50 2,340
Series - 2023 B (Class B)
2,041,978 (d) HERO Funding Trust 3 .840 09/21/40 1,863
Series - 2015 1A (Class A)
536,556 (d) HERO Funding Trust 3 .990 09/21/40 500
Series - 2014 2A (Class A)
1,011,605 (d) HERO Funding Trust 3 .750 09/20/41 916
Series - 2016 2A (Class A)
922,901 (d) HERO Funding Trust 4 .050 09/20/41 848
Series - 2016 1A (Class A)
356,374 (d) HERO Funding Trust 3 .080 09/20/42 315
Series - 2016 3A (Class A1)
2,783,223 (d) HERO Funding Trust 3 .710 09/20/47 2,466
Series - 2017 1A (Class A1)
2,734,628 (d) HERO Funding Trust 3 .190 09/20/48 2,352
Series - 2017 3A (Class A1)
643,538 (d) HERO Funding Trust 3 .280 09/20/48 560
Series - 2017 2A (Class A1)
2,991,797 (d) HERO Funding Trust 4 .670 09/20/48 2,784
Series - 2018 1A (Class A2)
2,309,738 (d) HERO Funding Trust 2 .240 09/20/51 1,908
Series - 2021 1A (Class A)
7,375,000 (d) Hertz Vehicle Financing III LLC 5 .570 09/25/29 7,429
Series - 2023 2A (Class A)
11,787 (c) Home Equity Asset Trust SOFR 1 M + 1.614% 3 .986 06/25/33 11
Series - 2003 1 (Class M1)
599,972 (c),(d) Invitation Homes Trust SOFR 1 M + 1.364% 6 .690 01/17/38 601
Series - 2018 SFR4 (Class B)
3,058,597 (d) Loanpal Solar Loan Ltd 2 .290 01/20/48 2,453
Series - 2021 1GS (Class A)
5,252,988 (d) Loanpal Solar Loan Ltd 2 .220 03/20/48 4,085
Series - 2021 2GS (Class A)
1,827,154 (a),(d) Mosaic Solar Loan Trust 0 .000 04/20/46 1,133
Series - 2020 1A (Class R)
1,190,622 (d) Mosaic Solar Loan Trust 2 .100 04/20/46 1,031
Series - 2020 1A (Class A)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,647,736 (d) Mosaic Solar Loan Trust 3 .100% 04/20/46 $ 1,439
Series - 2020 1A (Class B)
1,941,600 (d) Mosaic Solar Loan Trust 2 .050 12/20/46 1,524
Series - 2021 1A (Class B)
1,305,000 (a),(d) Mosaic Solar Loan Trust 10 .000 09/20/49 1,093
Series - 2024 1A (Class D)
2,889,392 (d) Mosaic Solar Loan Trust 1 .440 06/20/52 2,340
Series - 2021 3A (Class A)
2,592,397 (d) Mosaic Solar Loans LLC 3 .820 06/22/43 2,417
Series - 2017 2A (Class A)
3,062,454 (d) Mosaic Solar Loans LLC 1 .640 04/22/47 2,493
Series - 2021 2A (Class A)
750,000 (d) Progress Residential Trust 2 .711 11/17/40 653
Series - 2021 SFR9 (Class D)
1,900,053 (d) Renew 3 .670 09/20/52 1,722
Series - 2017 1A (Class A)
3,890,901 (d) Renew 3 .950 09/20/53 3,556
Series - 2018 1 (Class A)
3,548,722 (d) Renew 2 .060 11/20/56 2,831
Series - 2021 1 (Class A)
4,954,119 SCE Recovery Funding LLC 0 .861 11/15/31 4,243
Series - 2021 A-1 (Class A)
181,412 (c) Structured Asset Investment Loan Trust SOFR 1 M + 1.014% 6 .344 09/25/34 172
Series - 2004 8 (Class M1)
6,295,721 (d) Sunnova Helios VII Issuer LLC 2 .030 10/20/48 5,505
Series - 2021 C (Class A)
3,558,766 (d) Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 3,191
Series - 2022 A (Class A)
2,630,583 (d) Sunrun Athena Issuer LLC 5 .310 04/30/49 2,517
Series - 2018 1 (Class A)
8,517,905 (d) Sunrun Atlas Issuer LLC 3 .610 02/01/55 7,785
Series - 2019 2 (Class A)
5,367,838 (d) Sunrun Callisto Issuer LLC 2 .270 01/30/57 4,379
Series - 2021 2A (Class A)
5,041,399 (d) Sunrun Julius Issuer LLC 6 .600 01/30/59 5,062
Series - 2023 2A (Class A1)
6,694,395 (d) Sunrun Jupiter Issuer LLC 4 .750 07/30/57 6,244
Series - 2022 1A (Class A)
11,281,150 (d) Tesla Auto Lease Trust 5 .860 08/20/25 11,296
Series - 2023 A (Class A2)
1,148,370 (d) Tesla Auto Lease Trust 0 .600 09/22/25 1,147
Series - 2021 B (Class A3)
5,000,000 (d) Tesla Auto Lease Trust 0 .630 09/22/25 4,983
Series - 2021 B (Class A4)
4,625,000 (d) Tesla Auto Lease Trust 5 .890 06/22/26 4,651
Series - 2023 A (Class A3)
9,422,000 (d) Tesla Auto Lease Trust 6 .130 09/21/26 9,508
Series - 2023 B (Class A3)
2,385,000 (d) Tesla Auto Lease Trust 6 .220 03/22/27 2,415
Series - 2023 B (Class A4)
5,390,000 (d) Tesla Auto Lease Trust 5 .300 06/21/27 5,379
Series - 2024 A (Class A3)
5,380,000 (d) Tesla Auto Lease Trust 6 .570 08/20/27 5,447
Series - 2023 B (Class B)
8,250,000 (d) Tesla Electric Vehicle Trust 5 .540 12/21/26 8,254
Series - 2023 1 (Class A2A)
4,650,000 (d) Tesla Electric Vehicle Trust 5 .380 06/20/28 4,668
Series - 2023 1 (Class A3)
1,500,000 (d) Tesla Electric Vehicle Trust 5 .380 02/20/29 1,510
Series - 2023 1 (Class A4)
2,676,764 Toyota Auto Receivables Owner Trust 0 .260 11/17/25 2,634
Series - 2021 B (Class A3)

CREF Social Choice Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 9,900,000 Toyota Auto Receivables Owner Trust 0 .530% 10/15/26 $ 9,418
Series - 2021 B (Class A4)
475,000 (d) Tricon American Homes Trust 2 .049 07/17/38 438
Series - 2020 SFR1 (Class B)
13,216,186 (d) Vivint Colar Financing V LLC 4 .730 04/30/48 12,304
Series - 2018 1A (Class A)
4,421,303 (d) Vivint Solar Financing VII LLC 2 .210 07/31/51 3,639
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 275,884
OTHER MORTGAGE BACKED - 2.5%
72,728 (c),(d) Agate Bay Mortgage Trust 3 .500 09/25/45 65
Series - 2015 6 (Class A9)
4,075,000 (c),(d) Alen Mortgage Trust SOFR 1 M + 2.364% 7 .690 04/15/34 3,058
Series - 2021 ACEN (Class C)
5,000,000 (d) BANK 2 .500 10/17/52 2,888
Series - 2019 BN21 (Class D)
6,500,000 (c) BANK 3 .517 10/17/52 4,843
Series - 2019 BN21 (Class C)
8,000,000 (c) BANK 3 .461 11/15/62 6,644
Series - 2019 BN22 (Class C)
4,940,000 (c),(d) BBCMS Mortgage Trust 4 .267 08/05/38 3,533
Series - 2018 CHRS (Class E)
2,750,000 (d) BBCMS Trust 4 .798 08/10/35 2,377
Series - 2015 SRCH (Class C)
1,316,000 (c),(d) BBCMS Trust 4 .957 08/10/35 1,100
Series - 2015 SRCH (Class D)
8,870,000 (c),(d) Benchmark Mortgage Trust 3 .899 03/15/62 6,338
Series - 2019 B10 (Class 3CCA)
5,200,000 (d) BMO 360A 3 .776 02/17/55 4,270
Series - 2022 C1 (Class 360A)
5,238,932 (c),(d) BX Commercial Mortgage Trust Term SOFR 1 M + 1.312% 6 .637 10/15/38 5,189
Series - 2021 XL2 (Class C)
6,000,000 (c),(d) BX Commercial Mortgage Trust Term SOFR 1 M + 1.840% 7 .165 01/17/39 5,926
Series - 2022 AHP (Class B)
6,000,000 (c),(d) BX TRUST Term SOFR 1 M + 1.490% 6 .815 01/17/39 5,936
Series - 2022 AHP (Class AS)
2,901,500 (c),(d) CCRC Affordable Multifamily Housing Mortgage Trust 5 .637 06/25/34 2,586
Series - 2017 Q005 (Class B)
2,000,000 (c) CD Mortgage Trust 3 .879 11/10/49 1,741
Series - 2016 CD2 (Class B)
1,000,000 (c),(d) Century Plaza Towers 2 .997 11/13/39 836
Series - 2019 CPT (Class B)
2,000,000 (c) Citigroup Commercial Mortgage Trust 4 .137 04/10/48 1,861
Series - 2015 GC29 (Class C)
1,615,000 Citigroup Commercial Mortgage Trust 3 .018 08/10/56 1,406
Series - 2019 GC41 (Class AS)
3,740,000 (c),(d) COMM Mortgage Trust 3 .413 10/10/29 3,423
Series - 2017 PANW (Class B)
3,000,000 (c),(d) COMM Mortgage Trust 3 .538 10/10/29 2,688
Series - 2017 PANW (Class C)
5,120,000 (d) COMM Mortgage Trust 4 .353 08/10/30 4,821
Series - 2013 300P (Class A1)
4,375,000 (d) COMM Mortgage Trust 3 .376 01/10/39 3,831
Series - 2022 HC (Class C)
3,500,000 (c),(d) COMM Mortgage Trust 4 .066 03/10/48 2,982
Series - 2015 CR22 (Class D)
1,100,000 (c) COMM Mortgage Trust 4 .283 05/10/48 1,031
Series - 2015 CR23 (Class C)
1,000,000 (c) COMM Mortgage Trust 4 .283 05/10/48 888
Series - 2015 CR23 (Class D)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,500,000 (c) COMM Mortgage Trust 3 .463% 08/10/48 $ 2,157
Series - 2015 CR24 (Class D)
1,000,000 COMM Mortgage Trust 3 .263 08/15/57 879
Series - 2019 GC44 (Class AM)
5,000,000 (c),(d) Commercial Mortgage Pass Through Certificates 4 .084 01/10/39 4,328
Series - 2022 HC (Class D)
22,834,198 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8 .820 03/25/42 23,969
Series - 2022 R03 (Class 1M2)
4,985,000 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.000% 8 .320 04/25/42 5,146
Series - 2022 R05 (Class 2M2)
15,710,000 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.850% 9 .170 05/25/42 16,687
Series - 2022 R06 (Class 1M2)
4,298,000 (c),(d) Connecticut Avenue Securities Trust SOFR + 3.600% 8 .920 07/25/42 4,546
Series - 2022 R08 (Class 1M2)
19,020,000 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 10 .071 09/25/42 20,823
Series - 2022 R09 (Class 2M2)
24,864,000 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 9 .071 12/25/42 26,624
Series - 2023 R01 (Class 1M2)
15,000,000 (d) CPT Mortgage Trust 2 .865 11/13/39 12,904
Series - 2019 CPT (Class A)
2,000,000 (c),(d) CPT Mortgage Trust 2 .997 11/13/39 1,330
Series - 2019 CPT (Class E)
5,000,000 (c),(d) Credit Suisse Commercial Mortgage Trust 3 .728 11/10/32 3,721
Series - 2017 CALI (Class B)
2,000,000 (c),(d) Credit Suisse Mortgage Capital Certificates 3 .388 10/25/59 1,837
Series - 2019 NQM1 (Class M1)
2,970,425 (c),(d) Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 2,524
Series - 2021 NQM8 (Class A3)
6,650,000 (c),(d) CSAIL Commercial Mortgage Trust 3 .677 06/15/37 5,988
Series - 2017 C8 (Class 85BA)
6,100,000 (c),(d) CSAIL Commercial Mortgage Trust 3 .677 06/15/37 5,217
Series - 2017 C8 (Class 85BB)
102,725,000 (c),(d) DOLP Trust 0 .665 05/10/41 3,586
Series - 2021 NYC (Class X)
7,491,280 (c),(d) ELP Commercial Mortgage Trust SOFR 1 M + 1.434% 6 .760 11/15/38 7,420
Series - 2021 ELP (Class C)
3,995,350 (c),(d) ELP Commercial Mortgage Trust SOFR 1 M + 2.233% 7 .559 11/15/38 3,959
Series - 2021 ELP (Class E)
10,260,000 Federal Home Loan Mortgage Corp Gold (FGLMC) 1 .878 01/25/31 8,596
Series - 2021 P009 (Class A2)
7,324,000 (c) FGLMC 2 .760 02/25/32 6,231
Series - 2022 P013 (Class A2)
3,500,000 FGLMC 3 .871 07/25/33 3,275
Series - 2015 Q002 (Class A2)
4,444,708 FGLMC 1 .555 01/25/36 3,555
Series - 2020 Q014 (Class A1)
16,362,704 FGLMC 3 .150 10/15/36 13,853
Series - 2022 M068 (Class A)
1,725,000 FGLMC 4 .013 04/15/37 1,586
Series - 2022 M069 (Class A)
6,580,858 FGLMC 1 .877 07/25/37 5,204
Series - 2021 21-ML08 (Class ML08)
38,980,937 (c) FGLMC 1 .770 11/25/37 4,671
Series - 2021 ML08 (Class XCA)
5,960,000 FGLMC 1 .761 09/15/38 4,705
Series - 2020 M061 (Class A)
15,587,996 FGLMC 2 .340 07/25/41 12,691
Series - 2021 ML12 (Class AUS)
37,177 (c),(d) Flagstar Mortgage Trust 4 .000 09/25/48 34
Series - 2018 5 (Class A11)
1,359,652 (c),(d) Flagstar Mortgage Trust 2 .500 04/25/51 1,086
Series - 2021 2 (Class A4)

CREF Social Choice Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 4,171,712 (c),(d) Flagstar Mortgage Trust 2 .500% 06/01/51 $ 3,331
Series - 2021 4 (Class A21)
2,948,167 (c),(d) Flagstar Mortgage Trust 3 .346 07/25/51 2,290
Series - 2021 5INV (Class B4)
1,024,958 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .518 09/25/35 781
Series - 2020 Q012 (Class A3)
11,875,000 (d) Frontier Issuer LLC 6 .600 08/20/53 11,993
Series - 2023 1 (Class A2)
1,325,000 (c),(d) GCT Commercial Mortgage Trust Term SOFR 1 M + 0.914% 6 .240 02/15/38 1,112
Series - 2021 GCT (Class A)
2,972,000 (c),(d) GS Mortgage Securities Trust 4 .740 03/10/33 2,664
Series - 2018 GS10 (Class WLSC)
3,000,000 GS Mortgage Securities Trust 3 .143 10/10/49 2,786
Series - 2016 GS3 (Class AS)
830,000 (c) GS Mortgage Securities Trust 3 .952 11/10/49 708
Series - 2016 GS4 (Class C)
342,844 (c),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 289
Series - 2020 PJ4 (Class A4)
25,762,666 (c),(d) GS Mortgage-Backed Securities Corp Trust 0 .257 03/27/51 315
Series - 2020 PJ5 (Class AX1)
701,501 (c),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 593
Series - 2020 PJ5 (Class A4)
1,611,272 (c),(d) GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 1,303
Series - 2020 PJ6 (Class A4)
5,312,480 (c),(d) GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 4,242
Series - 2021 PJ5 (Class A4)
4,684,209 (c),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 3,892
Series - 2022 PJ2 (Class A36)
2,243,141 (c),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 09/25/52 1,864
Series - 2022 PJ4 (Class A36)
400,724 (c),(d) GS Mortgage-Backed Securities Trust 3 .630 05/25/50 341
Series - 2020 PJ1 (Class B2)
1,079,835 (c),(d) GS Mortgage-Backed Securities Trust 2 .500 07/25/51 862
Series - 2021 PJ2 (Class A4)
10,151,142 (c),(d) GS Mortgage-Backed Securities Trust 2 .500 01/25/52 8,106
Series - 2021 PJ7 (Class A4)
4,532,761 (c),(d) GS Mortgage-Backed Securities Trust 2 .500 01/25/52 3,620
Series - 2021 PJ8 (Class A4)
2,489,656 (c),(d) GS Mortgage-Backed Securities Trust 2 .722 01/25/52 1,951
Series - 2021 PJ7 (Class B2)
5,192,708 (c),(d) GS Mortgage-Backed Securities Trust 3 .000 10/25/52 4,315
Series - 2022 PJ5 (Class A36)
2,897,737 (c),(d) GS Mortgage-Backed Securities Trust 3 .000 01/25/53 2,408
Series - 2022 PJ6 (Class A24)
5,677,126 (c),(d) GS Mortgage-Backed Securities Trust 3 .500 02/25/53 4,914
Series - 2023 PJ1 (Class A24)
3,785,000 (d) Hudson Yards Mortgage Trust 2 .835 08/10/38 3,538
Series - 2016 10HY (Class A)
5,000,000 (c),(d) Hudson Yards Mortgage Trust 2 .977 08/10/38 4,634
Series - 2016 10HY (Class B)
5,000,000 (c),(d) Hudson Yards Mortgage Trust 2 .977 08/10/38 4,589
Series - 2016 10HY (Class C)
7,000,000 (d) Hudson Yards Mortgage Trust 3 .228 07/10/39 6,274
Series - 2019 30HY (Class A)
4,000,000 (c),(d) Hudson Yards Mortgage Trust 2 .943 12/10/41 3,253
Series - 2019 55HY (Class D)
7,000,000 (c),(d) Hudson Yards Mortgage Trust 2 .943 12/10/41 5,422
Series - 2019 55HY (Class E)
480,000 (c),(d) Imperial Fund Mortgage Trust 3 .531 10/25/55 412
Series - 2020 NQM1 (Class M1)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,700,000 (c),(d) JP Morgan Chase Commercial Mortgage Securities
Trust
Term SOFR 1 M + 2.134% 7 .460% 10/15/33 $ 1,602
Series - 2020 609M (Class B)
2,000,000 (c),(d) JP Morgan Chase Commercial Mortgage Securities
Trust
Term SOFR 1 Month + 2.534% 7 .860 10/15/33 1,767
Series - 2020 609M (Class C)
1,128,330 (c),(d) JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 6 .677 12/25/44 1,085
Series - 2015 1 (Class B1)
72,986 (c),(d) JP Morgan Mortgage Trust 3 .500 05/25/45 66
Series - 2015 3 (Class A19)
396,318 (c),(d) JP Morgan Mortgage Trust 3 .500 10/25/45 354
Series - 2015 6 (Class A13)
292,561 (c),(d) JP Morgan Mortgage Trust 3 .500 09/25/48 254
Series - 2018 3 (Class A13)
815,038 (c),(d) JP Morgan Mortgage Trust 3 .500 10/25/48 706
Series - 2018 5 (Class A13)
786,499 (c),(d) JP Morgan Mortgage Trust 4 .257 10/26/48 778
Series - 2017 5 (Class A2)
182,997 (c),(d) JP Morgan Mortgage Trust 4 .000 02/25/49 167
Series - 2018 9 (Class A13)
158,278 (c),(d) JP Morgan Mortgage Trust 4 .000 05/25/49 147
Series - 2019 1 (Class A15)
1,536,587 (c),(d) JP Morgan Mortgage Trust 3 .823 06/25/50 1,340
Series - 2020 1 (Class B2)
20,320,848 (c),(d) JP Morgan Mortgage Trust 0 .139 07/25/51 151
Series - 2021 3 (Class AX1)
14,410,675 (c),(d) JP Morgan Mortgage Trust 0 .130 08/25/51 101
Series - 2021 4 (Class AX1)
2,610,842 (c),(d) JP Morgan Mortgage Trust 2 .880 08/25/51 2,072
Series - 2021 4 (Class B2)
27,751,768 (c),(d) JP Morgan Mortgage Trust 0 .137 10/25/51 210
Series - 2021 6 (Class AX1)
3,101,301 (c),(d) JP Morgan Mortgage Trust 2 .500 10/25/51 2,476
Series - 2021 6 (Class A15)
1,157,853 (c),(d) JP Morgan Mortgage Trust 2 .500 12/25/51 925
Series - 2021 10 (Class A15)
2,967,991 (c),(d) JP Morgan Mortgage Trust 3 .212 01/25/52 2,313
Series - 2021 INV4 (Class B4)
1,047,978 (c),(d) JP Morgan Mortgage Trust 2 .500 02/25/52 836
Series - 2021 12 (Class A15)
3,526,505 (c),(d) JP Morgan Mortgage Trust 3 .140 04/25/52 2,721
Series - 2021 13 (Class B4)
1,740,876 (c),(d) JP Morgan Mortgage Trust 2 .500 05/25/52 1,388
Series - 2021 14 (Class A15)
1,111,655 (c),(d) JP Morgan Mortgage Trust 2 .927 05/25/52 915
Series - 2021 LTV2 (Class A3)
972,268 (c),(d) JP Morgan Mortgage Trust 3 .289 05/25/52 767
Series - 2021 INV8 (Class B4)
6,731,326 (c),(d) JP Morgan Mortgage Trust 3 .000 08/25/52 5,593
Series - 2022 2 (Class A25)
6,101,537 (c),(d) JP Morgan Mortgage Trust 3 .500 09/25/52 5,289
Series - 2022 LTV2 (Class A6)
3,228,595 (c),(d) JP Morgan Mortgage Trust 3 .000 12/25/52 2,683
Series - 2022 7 (Class 1A17)
1,589,527 (c),(d) JP Morgan Mortgage Trust 4 .000 12/25/52 1,429
Series - 2022 7 (Class 2A6A)
21,884,000 (c),(d) JP Morgan Mortgage Trust Series 3 .000 05/25/54 18,106
Series - 2024 3 (Class A9)
4,000,000 (d) Liberty Street Trust 3 .597 02/10/36 3,712
Series - 2016 225L (Class A)
5,493,000 (c),(d) MAD Mortgage Trust 3 .082 08/15/34 5,083
Series - 2017 330M (Class A)

CREF Social Choice Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 4,000,000 (c),(d) MAD Mortgage Trust 3 .254% 08/15/34 $ 3,535
Series - 2017 330M (Class B)
2,000,000 (c),(d) Manhattan West 2 .335 09/10/39 1,748
Series - 2020 1MW (Class C)
2,000,000 (d) Manhattan West Mortgage Trust 2 .130 09/10/39 1,778
Series - 2020 1MW (Class A)
2,169,000 (c),(d) Menora Mivtachim Holdings Ltd 3 .939 02/17/55 1,243
Series - 2022 C1 (Class 360D)
129,081 (c) Morgan Stanley Capital I Trust 5 .877 12/12/49 55
Series - 2007 IQ16 (Class AJFX)
844,126 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 737
Series - 2021 4 (Class A4)
3,000,000 (c),(d) MSDB Trust 3 .316 07/11/39 2,671
Series - 2017 712F (Class A)
4,880,929 (c),(d) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 5 .915 07/15/36 4,520
Series - 2019 MILE (Class A)
6,750,000 (c),(d) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.879% 7 .205 07/15/36 5,896
Series - 2019 MILE (Class B)
4,250,000 (c),(d) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.279% 7 .605 07/15/36 3,502
Series - 2019 MILE (Class C)
9,800,000 (c),(d) Natixis Commercial Mortgage Securities Trust Term SOFR 1 M + 3.579% 8 .905 07/15/36 7,052
Series - 2019 MILE (Class E)
1,500,000 (c),(d) Natixis Commercial Mortgage Securities Trust Term SOFR 1 M + 4.329% 9 .655 07/15/36 1,000
Series - 2019 MILE (Class F)
30,484 (c) New York Mortgage Trust SOFR 1 M + 0.594% 5 .924 02/25/36 30
Series - 2005 3 (Class A1)
4,926,893 (c),(d) OBX Trust 2 .500 07/25/51 3,934
Series - 2021 J2 (Class A19)
274,678 (c),(d) OBX Trust SOFR 1 M + 0.764% 4 .658 06/25/57 265
Series - 2018 1 (Class A2)
1,491,320 (c),(d) Oceanview Mortgage Trust 2 .500 05/25/51 1,191
Series - 2021 1 (Class A19)
1,744,320 (c),(d) Oceanview Mortgage Trust 4 .500 11/25/52 1,618
Series - 2022 1 (Class A1)
11,800,000 (d) One Bryant Park Trust 2 .516 09/15/54 10,095
Series - 2019 OBP (Class A)
3,432,374 (d) One Market Plaza Trust 3 .614 02/10/32 3,173
Series - 2017 1MKT (Class A)
1,000,000 (d) One Market Plaza Trust 3 .845 02/10/32 907
Series - 2017 1MKT (Class B)
2,000,000 (d) One Market Plaza Trust 4 .146 02/10/32 1,752
Series - 2017 1MKT (Class D)
2,862,953 (c),(d) RCKT Mortgage Trust 2 .500 06/25/51 2,286
Series - 2021 2 (Class A21)
2,428,043 (c),(d) RCKT Mortgage Trust 2 .780 07/25/51 1,836
Series - 2021 3 (Class B4)
4,818,079 (c),(d) RCKT Mortgage Trust 2 .500 09/25/51 3,847
Series - 2021 4 (Class A21)
1,882,305 RCKT Mortgage Trust 3 .006 09/25/51 1,443
4,922,880 (c),(d) RCKT Mortgage Trust 2 .922 11/25/51 3,749
Series - 2021 5 (Class B4)
5,071,157 (c),(d) RCKT Mortgage Trust 3 .500 06/25/52 4,387
Series - 2022 4 (Class A22)
392,989 (c),(d) Sequoia Mortgage Trust 3 .500 05/25/45 351
Series - 2015 2 (Class A1)
170,366 (c),(d) Sequoia Mortgage Trust 3 .500 06/25/46 152
Series - 2016 1 (Class A19)
622,279 (c),(d) Sequoia Mortgage Trust 3 .724 09/25/47 570
Series - 2017 6 (Class B1)
8,998 (c),(d) Sequoia Mortgage Trust 4 .000 09/25/48 8
Series - 2018 7 (Class A19)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,364,239 (c),(d) Sequoia Mortgage Trust 3 .000% 04/25/50 $ 1,150
Series - 2020 3 (Class A19)
3,552,352 (c),(d) Sequoia Mortgage Trust 5 .000 01/25/53 3,378
Series - 2023 1 (Class A19)
78,068,000 (c),(d) SLG Office Trust 0 .258 07/15/41 1,132
Series - 2021 OVA (Class X)
1,755,000 (c),(d) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 2.614% 7 .935 02/25/50 1,835
Series - 2020 DNA2 (Class B1)
1,125,000 (c),(d) STWD Mortgage Trust Term SOFR 1 M + 1.371% 6 .697 11/15/36 1,117
Series - 2021 LIH (Class AS)
4,000,000 (d) SUMIT Mortgage Trust 2 .789 02/12/41 3,091
Series - 2022 BVUE (Class A)
2,417,950 (c),(d) Verus Securitization Trust 2 .240 10/25/66 2,028
Series - 2021 7 (Class A3)
1,205,000 (c),(d) WB Commercial Mortgage Trust 6 .134 03/15/40 1,213
Series - 2024 HQ (Class A)
45,047 (c),(d) Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 42
Series - 2019 2 (Class A17)
435,251 (c),(d) Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 368
Series - 2020 4 (Class A17)
6,639,009 (c),(d) Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 5,301
Series - 2021 2 (Class A17)
2,284,161 (c),(d) Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 1,821
Series - 2022 2 (Class A18)
145,780 (c),(d) WinWater Mortgage Loan Trust 3 .920 06/20/44 119
Series - 2014 1 (Class B4)
TOTAL OTHER MORTGAGE BACKED 555,157
TOTAL STRUCTURED ASSETS 831,041
(Cost $915,105)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 59.9%
AUTOMOBILES & COMPONENTS - 1.4%
222,606 (h) American Axle & Manufacturing Holdings, Inc 1,638
162,522 (h) Aptiv plc 12,945
169,453 Bayerische Motoren Werke AG. 19,551
73,915 Bayerische Motoren Werke AG. (Preference) 7,931
373,600 Bridgestone Corp 16,558
430,697 Cie Generale des Etablissements Michelin S.C.A 16,506
56,647 Continental AG. 4,089
313,509 Daimler AG. (Registered) 24,967
1,867,890 Honda Motor Co Ltd 23,113
721,100 Isuzu Motors Ltd 9,748
265,187 Magna International, Inc 14,446
100,348 (h) Modine Manufacturing Co 9,552
797,481 (f),(h) Rivian Automotive, Inc 8,732
697,158 (h) Tesla, Inc 122,553
594,969 Yamaha Motor Co Ltd 5,481
TOTAL AUTOMOBILES & COMPONENTS 297,810
BANKS - 3.2%
2,364 Ameris Bancorp 114
2,184,130 (f) Banco Bilbao Vizcaya Argentaria S.A. 26,010
25,028 (h) Bancorp, Inc 837
1,521,949 Bank Hapoalim Ltd 14,263
270,720 Bank of Montreal 26,432
486,090 (f) Bank of Nova Scotia 25,145
65,681 Bank OZK 2,986
2,405 Banner Corp 115

CREF Social Choice Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
68,859 Berkshire Hills Bancorp, Inc $ 1,578
4,739,500 BOC Hong Kong Holdings Ltd 12,708
1,840 Cadence Bank 53
6,038 (f) Camden National Corp 202
425,637 (f) Canadian Imperial Bank of Commerce 21,578
1,072,146 Citigroup, Inc 67,803
1,366 Citizens Financial Group, Inc 50
2,120 Columbia Banking System, Inc 41
863 Commerce Bancshares, Inc 46
494,639 Commonwealth Bank of Australia 38,799
889 Community Trust Bancorp, Inc 38
55,792 (h) Customers Bancorp, Inc 2,960
568,987 DNB Bank ASA 11,310
330,921 Erste Bank der Oesterreichischen Sparkassen AG. 14,748
7,030 First Busey Corp 169
1,019 Glacier Bancorp, Inc 41
1,984 Hancock Whitney Corp 91
4,964 Heritage Financial Corp 96
5,484,490 HSBC Holdings plc 42,871
414,518 Huntington Bancshares, Inc 5,783
6,543,789 Intesa Sanpaolo S.p.A. 23,758
535,325 JPMorgan Chase & Co 107,226
210,652 KBC Groep NV 15,793
2,557 Keycorp 40
1,076,221 Mizuho Financial Group, Inc 21,283
36,265 National Bank Holdings Corp 1,308
178,034 (f) National Bank of Canada 14,991
9,051 Old National Bancorp 158
1,809,667 Oversea-Chinese Banking Corp 18,082
300,721 PNC Financial Services Group, Inc 48,597
990,460 Regions Financial Corp 20,839
594,864 Societe Generale 15,938
1,882,907 Standard Chartered plc 15,963
1,241,707 (f) Svenska Handelsbanken AB 12,554
2,226 (h) Texas Capital Bancshares, Inc 137
560,694 Toronto-Dominion Bank 33,839
4,787 Trico Bancshares 176
463,111 Truist Financial Corp 18,052
2,114 UMB Financial Corp 184
18,027 Univest Financial Corp 375
2,021 Westamerica Bancorporation 99
1,110 Wintrust Financial Corp 116
TOTAL BANKS 686,375
CAPITAL GOODS - 4.5%
389,871 3M Co 41,354
575,715 ABB Ltd 26,708
790 Acuity Brands, Inc 212
247 Allegion plc 33
181,708 Ashtead Group plc 12,943
510,377 Assa Abloy AB 14,647
1,084,108 Atlas Copco AB 16,012
1,169,208 Atlas Copco AB 19,746
91,736 (h) Axon Enterprise, Inc 28,702
688 (h) Beacon Roofing Supply, Inc 67
12,294 Boise Cascade Co 1,886
272,149 Bouygues S.A. 11,110
413,898 (h) CAE, Inc 8,547
866,531 Carrier Global Corp 50,371
218,845 Caterpillar, Inc 80,191
51,829 Cummins, Inc 15,271
74,989 Curtiss-Wright Corp 19,193

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
900 Daifuku Co Ltd $ 22
81,100 Daikin Industries Ltd 11,073
92,545 DCC plc 6,733
155,356 Deere & Co 63,811
396 Dover Corp 70
216,730 Eaton Corp plc 67,767
98,775 Eiffage S.A. 11,210
1,733 EMCOR Group, Inc 607
71,368 Emerson Electric Co 8,095
1,823 Epiroc AB 34
46,955 Fanuc Ltd 1,310
172,378 Fastenal Co 13,297
576 Ferguson plc 126
144,957 Fortive Corp 12,469
3,852 Fortune Brands Innovations, Inc 326
4,591 Geberit AG. 2,713
127,826 (h) Great Lakes Dredge & Dock Corp 1,119
143,716 Hexcel Corp 10,470
986 Husqvarna AB (B Shares) 8
2,459 IDEX Corp 600
223,686 Illinois Tool Works, Inc 60,022
1,115 Ingersoll Rand, Inc 106
355,681 Johnson Controls International plc 23,233
1,076,270 Keppel Corp Ltd 5,849
346,500 Komatsu Ltd 10,253
271,696 (h) Kratos Defense & Security Solutions, Inc 4,994
383,900 Kubota Corp 6,023
161,080 Legrand S.A. 17,058
86 Lennox International, Inc 42
50,237 (h) Manitowoc Co, Inc 710
874,400 Marubeni Corp 15,144
105,523 (h) Mercury Computer Systems, Inc 3,113
52,107 Metso Outotec Oyj 619
501,800 Mitsui & Co Ltd 23,460
31,924 Moog, Inc (Class A) 5,097
15,055 (h) MYR Group, Inc 2,661
147,555 (f) Nibe Industrier AB 726
333,800 Obayashi Corp 3,969
9,277 Owens Corning, Inc 1,547
455 Pentair plc 39
107,001 (f),(h) Plug Power, Inc 368
51,414 (h) Proto Labs, Inc 1,838
31,896 Quanta Services, Inc 8,287
56,823 Rockwell Automation, Inc 16,554
7,116 Rush Enterprises, Inc (Class A) 381
127,111 Sandvik AB 2,822
164,206 Schneider Electric S.A. 37,123
55,809,519 (f),(h) SembCorp Marine Ltd 3,262
355,600 (f) Shimizu Corp 2,296
216,049 Siemens AG. 41,252
18,061 (f) SKF AB (B Shares) 369
151,416 (f),(h) Stem, Inc 332
111,428 (f),(h) SunPower Corp 334
392 Toto Ltd 11
101,895 Trane Technologies plc 30,589
118,758 (h) Triumph Group, Inc 1,786
44,615 United Rentals, Inc 32,172
24,341 (h) V2X, Inc 1,137
258,187 Vestas Wind Systems A.S. 7,202
697,434 (f) Volvo AB (B Shares) 18,902
19,301 W.W. Grainger, Inc 19,635
1,964 Wabash National Corp 59

CREF Social Choice Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
344,045 Wartsila Oyj (B Shares) $ 5,229
40,621 WSP Global, Inc 6,770
53,419 Xylem, Inc 6,904
700 Yaskawa Electric Corp 30
TOTAL CAPITAL GOODS 989,162
COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
834 ABM Industries, Inc 37
33,977 ACCO Brands Corp 191
53,127 (h) ASGN, Inc 5,566
249,991 Automatic Data Processing, Inc 62,433
3,969 Brambles Ltd 42
369,489 Bureau Veritas S.A. 11,282
274,481 Computershare Ltd 4,675
957,232 (h) Copart, Inc 55,443
23,184 CSG Systems International, Inc 1,195
614 Dai Nippon Printing Co Ltd 19
195,183 (h) ExlService Holdings, Inc 6,207
43,749 (h) FTI Consulting, Inc 9,200
5,059 Heidrick & Struggles International, Inc 170
44,488 Intertek Group plc 2,800
56,079 Kelly Services, Inc (Class A) 1,404
50,425 (h) Liquidity Services, Inc 938
205,155 (h) OPENLANE, Inc 3,549
37,996 (f) Randstad Holdings NV 2,006
71,301 (f) RB Global, Inc 5,431
288,600 Recruit Holdings Co Ltd 12,671
673,559 RELX plc 29,048
62,095 Robert Half International, Inc 4,923
471 Secom Co Ltd 34
97,700 (h) SGS S.A. 9,485
20,295 (f),(h) Sterling Check Corp 326
102,953 Thomson Reuters Corp 16,022
173,583 TransUnion 13,852
2,948 TriNet Group, Inc 391
97,005 Veralto Corp 8,600
21,187 Verisk Analytics, Inc 4,994
212,798 Waste Management, Inc 45,358
35,895 Wolters Kluwer NV 5,621
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 323,913
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.9%
20,974 (h) 1-800-FLOWERS.COM, Inc (Class A) 227
635 (h) Autozone, Inc 2,001
621 Best Buy Co, Inc 51
184 (h) Burlington Stores, Inc 43
158 (f) Canadian Tire Corp Ltd 16
899 (h) Carmax, Inc 78
28,621 Dieteren S.A. 6,345
34,769 Dollarama, Inc 2,649
687,185 eBay, Inc 36,270
54,500 Fast Retailing Co Ltd 16,886
8,815 (h) Five Below, Inc 1,599
21,486 (f),(h) Genesco, Inc 605
679 Genuine Parts Co 105
289,675 Hennes & Mauritz AB (B Shares) 4,723
296,264 Home Depot, Inc 113,647
457,794 Industria de Diseno Textil S.A. 23,053
5,813 Kingfisher plc 18
59,121 Kohl's Corp 1,723
3,030 LKQ Corp 162
280,129 Lowe's Cos, Inc 71,357

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
44,620 (h) MarineMax, Inc $ 1,484
383 (h) Mercadolibre, Inc 579
366 Next plc 43
50,670 Pool Corp 20,445
654,845 Prosus NV 20,497
1,006,700 (h) Rakuten, Inc 5,714
34,896 Shoe Carnival, Inc 1,279
663,315 TJX Cos, Inc 67,273
23,577 Tractor Supply Co 6,171
186,836 Wesfarmers Ltd 8,328
1,992 Winmark Corp 721
146,996 (d),(h) Zalando SE 4,203
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 418,295
CONSUMER DURABLES & APPAREL - 1.0%
74,165 Adidas-Salomon AG. 16,571
385,655 Barratt Developments plc 2,315
68,119 Berkeley Group Holdings plc 4,093
308,453 Burberry Group plc 4,718
35,677 (h) Crocs, Inc 5,130
13,639 (h) Deckers Outdoor Corp 12,838
524 Gildan Activewear, Inc 19
58,468 (h) GoPro, Inc 130
50,857 (h) Green Brick Partners, Inc 3,063
804 Hasbro, Inc 45
11,315 Hermes International 28,919
32,983 (f),(h) iRobot Corp 289
37,871 Kering 15,000
96,369 (h) Lululemon Athletica, Inc 37,646
175,418 Moncler S.p.A 13,090
2,248 (h) NVR, Inc 18,209
1,484,700 Panasonic Corp 14,170
262 Pandora A.S. 42
880 Persimmon plc 15
48,760 Pulte Homes, Inc 5,881
18,601 Puma AG. Rudolf Dassler Sport 842
2,388 PVH Corp 336
1,026 Sekisui Chemical Co Ltd 15
237,400 Sekisui House Ltd 5,407
196,385 (h) Sonos, Inc 3,743
380,400 Sony Corp 32,620
1,076,998 Taylor Wimpey plc 1,862
389 (f) Yamaha Corp 8
TOTAL CONSUMER DURABLES & APPAREL 227,016
CONSUMER SERVICES - 1.7%
237,336 Accor S.A. 11,080
38,630 ADT, Inc 260
244,616 Amadeus IT Holding S.A. 15,703
18,299 Booking Holdings, Inc 66,387
48,734 (h) Bright Horizons Family Solutions, Inc 5,524
26,134 Carriage Services, Inc 707
711,559 Compass Group plc 20,872
70,484 (h) Dave & Buster's Entertainment, Inc 4,412
258,715 Hilton Worldwide Holdings, Inc 55,186
575 IDP Education Ltd 7
109,464 InterContinental Hotels Group plc 11,375
254,952 McDonald's Corp 71,884
524,200 Oriental Land Co Ltd 16,793
280,736 Pearson plc 3,697
40,501 (h) Planet Fitness, Inc 2,537
3,541 (h) Shake Shack, Inc 368

CREF Social Choice Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
26,316 (f),(h) Six Flags Entertainment Corp $ 693
623,953 Starbucks Corp 57,023
1,846 Vail Resorts, Inc 411
129,335 Whitbread plc 5,407
27,447 Wingstop, Inc 10,057
81,717 Yum! Brands, Inc 11,330
TOTAL CONSUMER SERVICES 371,713
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.9%
232,500 Aeon Co Ltd 5,515
350,460 Alimentation Couche-Tard, Inc 20,002
251,706 (h) BJ's Wholesale Club Holdings, Inc 19,042
328,482 Carrefour S.A. 5,635
818,506 Coles Group Ltd 9,036
2,121,073 J Sainsbury plc 7,242
752 Kesko Oyj (B Shares) 14
151,556 Koninklijke Ahold Delhaize NV 4,535
6,934 Kroger Co 396
154,400 Matsumotokiyoshi Holdings Co Ltd 2,479
340,308 (h) Ocado Group plc 1,952
116,280 (h) Performance Food Group Co 8,679
49,071 Pricesmart, Inc 4,122
64,250 SpartanNash Co 1,299
198,700 (h) Sprouts Farmers Market, Inc 12,812
309,188 Target Corp 54,791
113,975 (h) United Natural Foods, Inc 1,310
362,113 (h) US Foods Holding Corp 19,543
649,626 Woolworths Ltd 14,042
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 192,446
ENERGY - 2.8%
343,310 (f) ARC Resources Ltd 6,121
268,675 Baker Hughes Co 9,001
731,836 Cenovus Energy, Inc (Toronto) 14,631
3,725 ChampionX Corp 134
160,525 Cheniere Energy, Inc 25,889
519,057 Chevron Corp 81,876
268,323 (h) Clean Energy Fuels Corp 719
586,582 ConocoPhillips 74,660
2,773 Delek US Holdings, Inc 85
36,565 (h) DMC Global, Inc 713
60,033 (h) Dril-Quip, Inc 1,353
691,684 Enbridge, Inc 24,996
307,418 EQT Corp 11,396
416,218 Equinor ASA 11,161
584,895 Galp Energia SGPS S.A. 9,670
141,430 Hess Corp 21,588
212,089 (f) Imperial Oil Ltd 14,629
593,900 Inpex Holdings, Inc 9,028
6,419 (f) Keyera Corp 165
674,835 Kinder Morgan, Inc 12,377
755,603 (h) Kosmos Energy Ltd 4,503
351,330 Neste Oil Oyj 9,526
119,577 NOV, Inc 2,334
17,408 (h) Oceaneering International, Inc 407
114,033 OMV AG. 5,401
31,537 ONEOK, Inc 2,528
703 Ovintiv, Inc 37
171,714 Parkland Corp 5,469
182,711 Pembina Pipeline Corp 6,449
48,471 Phillips 66 7,917
119,063 Pioneer Natural Resources Co 31,254

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
661,872 Schlumberger Ltd $ 36,277
1,290,892 Shell plc 42,831
522,200 Suncor Energy, Inc 19,272
247,951 TechnipFMC plc 6,226
629,430 Total S.A. 43,298
229,089 Valero Energy Corp 39,103
52,316 (h) Weatherford International plc 6,038
742,877 Woodside Energy Group Ltd 14,807
TOTAL ENERGY 613,869
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
245,832 American Tower Corp 48,574
817 Boston Properties, Inc 53
2,405,177 CapitaMall Trust 3,527
1,190 Crown Castle, Inc 126
2,975 Dexus Property Group 15
410,080 DiamondRock Hospitality Co 3,941
88,036 Digital Realty Trust, Inc 12,681
66,669 Equinix, Inc 55,024
46,383 First Industrial Realty Trust, Inc 2,437
63,273 Fonciere Des Regions 3,261
57,595 Gecina S.A. 5,883
924,578 Goodman Group 20,366
688,636 GPT Group 2,049
1,804 Healthpeak Properties, Inc 34
945 Iron Mountain, Inc 76
4,380 Kilroy Realty Corp 159
269,497 (f) Klepierre 6,976
204,332 Macerich Co 3,521
1,050,750 Mirvac Group 1,615
369,158 Park Hotels & Resorts, Inc 6,457
470,316 Prologis, Inc 61,244
298 SBA Communications Corp 65
151,016 Segro plc 1,722
6,604 Stockland Trust Group 21
148,462 (h) Unibail-Rodamco-Westfield 11,943
190,252 Vicinity Ltd 264
260,103 Welltower, Inc 24,304
344,928 Weyerhaeuser Co 12,386
84,284 Xenia Hotels & Resorts, Inc 1,265
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 289,989
FINANCIAL SERVICES - 4.6%
531,588 3i Group plc 18,849
2,388,396 Abrdn plc 4,255
3,076 Ally Financial, Inc 125
305,156 American Express Co 69,481
89,396 Ameriprise Financial, Inc 39,195
6,128 Annaly Capital Management, Inc 121
536 Australian Stock Exchange Ltd 23
739,110 Bank of New York Mellon Corp 42,587
81,427 BlackRock, Inc 67,886
94,759 Deutsche Boerse AG. 19,406
153,501 Discover Financial Services 20,122
54,588 Eurazeo 4,783
12,881 Factset Research Systems, Inc 5,853
377,671 Fidelity National Information Services, Inc 28,016
166,377 Goldman Sachs Group, Inc 69,494
10,629 (h) Green Dot Corp 99
334,646 Hong Kong Exchanges and Clearing Ltd 9,751
175,806 London Stock Exchange Group plc 21,036
221 LPL Financial Holdings, Inc 58

CREF Social Choice Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
147,247 Macquarie Group Ltd $ 19,154
260 MarketAxess Holdings, Inc 57
243,334 Mastercard, Inc (Class A) 117,182
114,452 Moody's Corp 44,983
688,297 Morgan Stanley 64,810
22,082 (h) Mr Cooper Group, Inc 1,721
99,693 Nasdaq Stock Market, Inc 6,291
2,335,400 (h) Nomura Holdings, Inc 14,948
1,142 Northern Trust Corp 102
773,090 ORIX Corp 16,909
552,593 (h) PayPal Holdings, Inc 37,018
5,978 (h) PRA Group, Inc 156
2,150 PROG Holdings, Inc 74
159,705 S&P Global, Inc 67,946
656,988 Schroders plc 3,121
115,952 St. James's Place plc 680
182,346 State Street Corp 14,099
1,437 Synchrony Financial 62
770 TMX Group Ltd 20
1,052,856 UBS Group AG 32,418
444,463 Visa, Inc (Class A) 124,041
6,707 Voya Financial, Inc 496
71,853 (h) WEX, Inc 17,067
TOTAL FINANCIAL SERVICES 1,004,495
FOOD, BEVERAGE & TOBACCO - 2.0%
356,363 Ajinomoto Co, Inc 13,308
104,366 Archer-Daniels-Midland Co 6,555
1,758 Bunge Global S.A. 180
3,095 Campbell Soup Co 138
1,431,481 Coca-Cola Co 87,578
202,358 (h) Coca-Cola Europacific Partners plc 14,155
279,246 Coca-Cola HBC AG. 8,824
1,330 ConAgra Brands, Inc 39
305,282 Danone 19,735
19,284 (h) Darling International, Inc 897
52,370 Fresh Del Monte Produce, Inc 1,357
421,681 General Mills, Inc 29,505
273,218 Hormel Foods Corp 9,533
4,508 Kellogg Co 258
162,389 Kerry Group plc (Class A) 13,915
2,155 Keurig Dr Pepper, Inc 66
865,000 Kikkoman Corp 11,102
276,611 Lamb Weston Holdings, Inc 29,467
104,324 McCormick & Co, Inc 8,013
116,254 Mowi ASA 2,135
659,778 Nestle S.A. 70,101
304,982 Orkla ASA 2,154
502,278 PepsiCo, Inc 87,904
170,400 Suntory Beverage & Food Ltd 5,764
12,328 (h) TreeHouse Foods, Inc 480
16,271 (h) Vital Farms, Inc 378
2,415,114 Wilmar International Ltd 6,135
TOTAL FOOD, BEVERAGE & TOBACCO 429,676
HEALTH CARE EQUIPMENT & SERVICES - 2.3%
323,502 (f),(h) 23andMe Holding Co 172
138,102 (h) Accolade, Inc 1,447
155,988 Amplifon S.p.A. 5,686
8,730 (h) AtriCure, Inc 266
270,603 (f),(h) Brookdale Senior Living, Inc 1,789
53,045 (h) Castle Biosciences, Inc 1,175

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
104,587 Cigna Group $ 37,985
24,182 Cochlear Ltd 5,318
72,282 Coloplast A.S. 9,759
960 (h) Cooper Cos, Inc 97
72,482 (f),(h) CryoLife, Inc 1,534
188 (h) DaVita, Inc 26
67,021 (h) Demant A.S. 3,331
105,549 (f),(h) DocGo, Inc 426
72,580 EBOS Group Ltd 1,484
544,609 (h) Edwards Lifesciences Corp 52,043
83,412 Elevance Health, Inc 43,252
98,145 (h) Enhabit, Inc 1,143
203,819 (h) Envista Holdings Corp 4,358
44,000 (h) Fulgent Genetics, Inc 955
39,509 (h) Glaukos Corp 3,725
16,584 (h) Globus Medical, Inc 890
147,398 HCA, Inc 49,162
113,131 (h) Health Catalyst, Inc 852
29,671 (h) Henry Schein, Inc 2,241
135,994 (h) Hologic, Inc 10,602
104,900 (h) Hoya Corp 13,120
72,953 (h) IDEXX Laboratories, Inc 39,389
527 (h) Insulet Corp 90
3,424 Laboratory Corp of America Holdings 748
36,806 LeMaitre Vascular, Inc 2,442
10,988 (h) LivaNova plc 615
20,170 McKesson Corp 10,828
52,783 (h) Merit Medical Systems, Inc 3,998
161 (h) Molina Healthcare, Inc 66
179,941 (h) NeoGenomics, Inc 2,829
69,219 (h) Nevro Corp 999
87,619 (h) Omnicell, Inc 2,561
143,905 (h) OraSure Technologies, Inc 885
69,413 (h) Orthofix Medical, Inc 1,008
16,134 (h) Pennant Group, Inc 317
18,923 (h) Penumbra, Inc 4,223
72,016 (f),(h) Pulmonx Corp 668
1,238 Quest Diagnostics, Inc 165
167,024 Ramsay Health Care Ltd 6,149
101,039 Resmed, Inc 20,009
52,460 (h) RxSight, Inc 2,706
1,485 (h) Shockwave Medical, Inc 484
69,700 (h) SI-BONE, Inc 1,141
212,936 Sonic Healthcare Ltd 4,080
45,077 Sonova Holdings AG 13,054
29,781 (h) STAAR Surgical Co 1,140
41,996 STERIS plc 9,442
188,700 Sysmex Corp 3,367
431,372 Terumo Corp 7,894
70,082 (h) Treace Medical Concepts, Inc 915
13,821 (h) UFP Technologies, Inc 3,486
203,423 UnitedHealth Group, Inc 100,633
TOTAL HEALTH CARE EQUIPMENT & SERVICES 499,169
HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
2,635 Church & Dwight Co, Inc 275
589 Clorox Co 90
340,276 (f) Essity AB 8,083
57,175 Henkel KGaA 4,120
111,129 Henkel KGaA (Preference) 8,932
172,700 Kao Corp 6,453
13,981 Kimberly-Clark Corp 1,808

CREF Social Choice Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
74,176 L'Oreal S.A. $ 35,128
704,197 Procter & Gamble Co 114,256
193,300 Shiseido Co Ltd 5,304
138,700 Uni-Charm Corp 4,416
688,144 Unilever plc 34,546
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 223,411
INSURANCE - 2.2%
1,969,389 Aegon NV 12,015
2,897,000 AIA Group Ltd 19,487
122,500 Allianz AG. 36,715
686,328 Assicurazioni Generali S.p.A. 17,373
147 Assurant, Inc 28
697,161 AXA S.A. 26,182
901,275 (h) Genworth Financial, Inc (Class A) 5,795
914 Hartford Financial Services Group, Inc 94
1,068 Insurance Australia Group Ltd 4
4,265,379 Legal & General Group plc 13,703
301,020 Marsh & McLennan Cos, Inc 62,004
246,900 Mitsui Sumitomo Insurance Group Holdings, Inc 4,360
48,605 Muenchener Rueckver AG. 23,726
225,357 NN Group NV 10,404
325,151 Progressive Corp 67,248
391,791 Prudential Financial, Inc 45,996
305,354 QBE Insurance Group Ltd 3,610
447,600 Sompo Holdings, Inc 9,382
77,096 Sun Life Financial, Inc 4,207
20,793 Swiss Life Holding 14,584
121,443 Swiss Re AG. 15,622
344,800 Tokio Marine Holdings, Inc 10,808
188,068 Travelers Cos, Inc 43,282
49,200 Zurich Insurance Group AG 26,579
TOTAL INSURANCE 473,208
MATERIALS - 2.7%
162,065 Agnico-Eagle Mines Ltd 9,664
502 Akzo Nobel NV 37
34,359 (h) Allegheny Technologies, Inc 1,758
19,088 Amcor plc 182
591,902 Anglo American plc 14,586
478,464 Antofagasta plc 12,290
14,878 Aptargroup, Inc 2,141
480,800 Asahi Kasei Corp 3,526
511,862 Ball Corp 34,479
220,460 BlueScope Steel Ltd 3,429
274,151 Boliden AB 7,612
322,184 (h) Coeur Mining, Inc 1,215
279,223 CRH plc 24,100
41,736 Croda International plc 2,582
142,739 Dow, Inc 8,269
45,775 DSM-Firmenich AG. 5,206
241,467 Ecolab, Inc 55,755
178,945 Endeavour Mining plc 3,631
176,670 Evonik Industries AG. 3,495
939,120 Fortescue Metals Group Ltd 15,716
56,667 Franco-Nevada Corp 6,752
3,439 Givaudan S.A. 15,309
114,550 HeidelbergCement AG. 12,610
111,533 Holcim Ltd 10,104
37,584 (h) Holmen AB 1,529
64,829 International Flavors & Fragrances, Inc 5,575
1,576 International Paper Co 61

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,233 (h) James Hardie Industries plc $ 50
309,800 JFE Holdings, Inc 5,134
221,890 JSR Corp 6,351
39,324 Koppers Holdings, Inc 2,169
184,437 Linde plc 85,638
22,118 Martin Marietta Materials, Inc 13,579
181,711 Mineral Resources Ltd 8,384
306,342 Mitsubishi Chemical Holdings Corp 1,867
602 Mitsui Chemicals, Inc 18
144,380 Mondi plc 2,543
560,636 Newmont Goldcorp Corp 20,093
735,500 Nippon Paint Co Ltd 5,294
89,700 Nitto Denko Corp 8,202
1,488,628 Norsk Hydro ASA 8,181
375,868 Northern Star Resources Ltd 3,546
1,010 Novozymes A.S. 59
236,698 Nucor Corp 46,843
220,547 Nutrien Ltd 11,982
13,246 Olympic Steel, Inc 939
1,122 Orica Ltd 13
1,713,646 (f) Pilbara Minerals Ltd 4,276
27,126 PPG Industries, Inc 3,931
79,314 (h) Ranpak Holdings Corp 624
14,302 Royal Gold, Inc 1,742
5,386 Schnitzer Steel Industries, Inc (Class A) 114
624,700 Shin-Etsu Chemical Co Ltd 27,401
74,729 (f) SIG Group AG. 1,657
58,204 Sika AG. 17,319
678 Smurfit Kappa Group plc 31
527 Steel Dynamics, Inc 78
152,065 Stora Enso Oyj (R Shares) 2,115
290,200 Sumitomo Metal Mining Co Ltd 8,665
212,840 (h) Summit Materials, Inc 9,486
312,241 (f) Svenska Cellulosa AB (B Shares) 4,800
9,000 Toray Industries, Inc 43
209,511 Umicore S.A. 4,517
96,545 UPM-Kymmene Oyj 3,217
3,394 Westrock Co 168
212,433 Wheaton Precious Metals Corp 10,006
TOTAL MATERIALS 592,688
MEDIA & ENTERTAINMENT - 2.0%
27,760 (d) Auto Trader Group plc 245
311 (h) Charter Communications, Inc 90
53,246 (f),(h) Cinemark Holdings, Inc 957
731,093 (h) Clear Channel Outdoor Holdings, Inc 1,206
1,628,593 Comcast Corp (Class A) 70,599
186,874 Electronic Arts, Inc 24,793
30,526 (h) EW Scripps Co (Class A) 120
870 Fox Corp (Class A) 27
409 Fox Corp (Class B) 12
111,679 Gray Television, Inc 706
9,348 (h) IMAX Corp 151
742,910 Informa plc 7,795
150,800 Interpublic Group of Cos, Inc 4,921
18,942 John Wiley & Sons, Inc (Class A) 722
44,067 (h) MediaAlpha, Inc 898
148,159 (h) NetFlix, Inc 89,981
23,769 New York Times Co (Class A) 1,027
330,009 News Corp (Class A) 8,640
412,300 Nintendo Co Ltd 22,497
275,624 Omnicom Group, Inc 26,669

CREF Social Choice Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,668 Paramount Global (Class B) $ 20
75,820 Publicis Groupe S.A. 8,266
1,597 REA Group Ltd 193
60,978 (h) Roku, Inc 3,974
13,853 Scholastic Corp 522
10,765 Seek Ltd 176
1,290,070 (f) Sirius XM Holdings, Inc 5,005
31,164 (h) Snap, Inc 358
206,207 (h) Take-Two Interactive Software, Inc 30,620
9,574 TEGNA, Inc 143
348,388 Universal Music Group NV 10,469
296,759 (h) Vimeo, Inc 1,214
716,186 Walt Disney Co 87,631
428,608 (h) Warner Bros Discovery, Inc 3,742
670,825 WPP plc 6,357
129,824 (h) Yelp, Inc 5,115
2,389,325 Z Holdings Corp 6,052
27,738 (h) Ziff Davis, Inc 1,749
131,879 (h) ZipRecruiter, Inc 1,515
591,625 (h) ZoomInfo Technologies, Inc 9,484
TOTAL MEDIA & ENTERTAINMENT 444,661
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.0%
179,570 (h) Adaptive Biotechnologies Corp 576
261,187 Agilent Technologies, Inc 38,005
119,809 (h) Alector, Inc 721
63,186 (f),(h) Allogene Therapeutics, Inc 282
233,547 Amgen, Inc 66,402
72,239 (h) Arcellx, Inc 5,024
45,439 (h) Arcturus Therapeutics Holdings, Inc 1,535
789,014 Astellas Pharma, Inc 8,476
401,839 AstraZeneca plc 53,985
2,859 (f),(h) Axsome Therapeutics, Inc 228
10,381 (h) Biogen, Inc 2,238
107,510 (h) Biohaven Ltd 5,880
927,580 Bristol-Myers Squibb Co 50,303
66,971 (f),(h) Cabaletta Bio, Inc 1,143
49,927 (f),(h) Cassava Sciences, Inc 1,013
15,403 (h) CryoPort, Inc 273
711,847 Daiichi Sankyo Co Ltd 22,650
291,719 Danaher Corp 72,848
199,100 Eisai Co Ltd 8,201
211,597 Eli Lilly & Co 164,614
47,598 (h) Genmab AS 14,271
484,778 Gilead Sciences, Inc 35,510
1,389,005 GSK plc 29,823
78,577 (h) Immunovant, Inc 2,539
127,669 (h) Intellia Therapeutics, Inc 3,512
22,895 (h) Intra-Cellular Therapies, Inc 1,584
95,626 (h) IQVIA Holdings, Inc 24,183
3,169 (f),(h) Janux Therapeutics, Inc 119
168 (h) Jazz Pharmaceuticals plc 20
276,847 Kyowa Hakko Kogyo Co Ltd 4,981
35,855 Lonza Group AG. 21,427
58,855 (f),(h) Lyell Immunopharma, Inc 131
815,098 Merck & Co, Inc 107,552
90,364 Merck KGaA 15,934
8,560 (h) Mettler-Toledo International, Inc 11,396
530,480 Novartis AG. 51,381
771,350 Novo Nordisk A.S. 98,944
275,800 Ono Pharmaceutical Co Ltd 4,519
65,309 (f),(h) Phathom Pharmaceuticals, Inc 694

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
40,531 Phibro Animal Health Corp $ 524
83,677 (h) Prothena Corp plc 2,073
120,580 (f),(h) Recursion Pharmaceuticals, Inc 1,202
47,327 (h) Regeneron Pharmaceuticals, Inc 45,552
186,987 (f),(h) Sana Biotechnology, Inc 1,870
106,344 (h) Scholar Rock Holding Corp 1,889
101,433 Shionogi & Co Ltd 5,183
86,995 (h) Tango Therapeutics, Inc 691
47,772 (f),(h) Tarsus Pharmaceuticals, Inc 1,737
134,427 (h) Ultragenyx Pharmaceutical, Inc 6,276
96,414 (f),(h) Verve Therapeutics, Inc 1,280
29,240 (f),(h) Viridian Therapeutics, Inc 512
27,016 (h) Waters Corp 9,300
55,362 West Pharmaceutical Services, Inc 21,907
303,908 Zoetis, Inc 51,424
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,084,337
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
210,217 (h) Anywhere Real Estate, Inc 1,299
2,280,173 Capitaland Investment Ltd 4,525
122,737 (h) CBRE Group, Inc 11,935
1,100 City Developments Ltd 5
301,100 Daiwa House Industry Co Ltd 8,962
5,328 FirstService Corp 882
1,608 (h) Howard Hughes Holdings, Inc 117
8,252 (h) Jones Lang LaSalle, Inc 1,610
22,997 LEG Immobilien SE 1,975
469,872 Mitsubishi Estate Co Ltd 8,573
1,077,951 Mitsui Fudosan Co Ltd 11,622
2,740 RMR Group, Inc 66
602,000 Swire Pacific Ltd (Class A) 4,956
1,367,000 Swire Properties Ltd 2,875
6,482 (h) Tejon Ranch Co 100
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 59,502
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
318,200 Advantest Corp 14,135
367,177 Applied Materials, Inc 75,723
96,125 ASML Holding NV 93,190
31,832 (h) Cirrus Logic, Inc 2,946
158,897 (h) First Solar, Inc 26,822
20,411 (h) Ichor Holdings Ltd 788
1,701,117 Intel Corp 75,138
70,074 Lam Research Corp 68,082
738,535 Marvell Technology, Inc 52,347
477,818 Nvidia Corp 431,737
4,318 NXP Semiconductors NV 1,070
95,508 (h) Onto Innovation, Inc 17,295
212,652 (h) Rambus, Inc 13,144
989,344 Renesas Electronics Corp 17,631
26,693 (h) Silicon Laboratories, Inc 3,836
424,005 Texas Instruments, Inc 73,866
141,600 Tokyo Electron Ltd 36,880
228,663 (f),(h) Wolfspeed, Inc 6,746
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,011,376
SOFTWARE & SERVICES - 7.3%
156,641 (h) Adobe, Inc 79,041
55,622 (h) Altair Engineering, Inc 4,792
14,011 (h) Ansys, Inc 4,864
18,914 (h) Appfolio, Inc 4,667
86,443 (f),(h) Asana, Inc 1,339

CREF Social Choice Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
211,462 (h) Autodesk, Inc $ 55,069
189,418 (h) Cadence Design Systems, Inc 58,962
381 (h) Ceridian HCM Holding, Inc 25
357,178 Dassault Systemes SE 15,811
17,006 (f),(h) Digimarc Corp 462
116,313 Dolby Laboratories, Inc (Class A) 9,743
262,624 (h) DoubleVerify Holdings, Inc 9,234
402,436 (h) DXC Technology Co 8,536
62,667 (h) Elastic NV 6,282
978,000 Fujitsu Ltd 15,652
1,601 Gen Digital, Inc 36
127,001 (h) Guidewire Software, Inc 14,822
78,717 (h) HubSpot, Inc 49,321
47,778 (h) Intapp, Inc 1,639
25,844 (f) InterDigital, Inc 2,751
396,064 International Business Machines Corp 75,632
117,099 Intuit, Inc 76,114
1,449,669 Microsoft Corp 609,905
198,081 NEC Corp 14,461
196,400 Nomura Research Institute Ltd 5,548
439,510 (h) Nutanix, Inc 27,127
26,145 (h) OneSpan, Inc 304
165,017 Open Text Corp (Toronto) 6,403
63,934 (h) PTC, Inc 12,080
317,622 Salesforce, Inc 95,661
276,898 SAP AG. 53,917
94,157 (h) ServiceNow, Inc 71,785
400,635 (h) Shopify, Inc (Class A) 30,908
212,279 (h) Sprinklr, Inc 2,605
73,658 (h) Sprout Social, Inc 4,398
71,573 (h) SPS Commerce, Inc 13,234
40,900 Sumisho Computer Systems Corp 760
103,954 (h) Synopsys, Inc 59,410
195,154 (h) Teradata Corp 7,547
178,295 WiseTech Global Ltd 10,905
187,870 (h) Workday, Inc 51,242
108,091 (h) Xero Ltd 9,385
34,711 (h) Xperi, Inc 419
TOTAL SOFTWARE & SERVICES 1,582,798
TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
95,953 ADTRAN Holdings, Inc 522
178,634 Avnet, Inc 8,857
3,490 (f) Azbil Corp 97
57,372 Badger Meter, Inc 9,283
68,965 Benchmark Electronics, Inc 2,070
291,626 (h) Ciena Corp 14,421
60,414 CTS Corp 2,827
51,824 (h) ePlus, Inc 4,070
71,782 (h) Fabrinet 13,568
696,600 FUJIFILM Holdings Corp 15,642
214,714 (h) Harmonic, Inc 2,886
2,557,499 Hewlett Packard Enterprise Co 45,344
1,602,078 HP, Inc 48,415
142,800 (f) Ibiden Co Ltd 6,396
229,007 (f),(h) Infinera Corp 1,381
55,985 (f),(h) Insight Enterprises, Inc 10,386
67,862 (h) Itron, Inc 6,279
309,714 (h) Keysight Technologies, Inc 48,433
45,982 (h) Kimball Electronics, Inc 995
175,274 (h) Knowles Corp 2,822
94,502 (h) Lumentum Holdings, Inc 4,475

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
8,736 Methode Electronics, Inc $ 106
390,661 (h) Mirion Technologies, Inc 4,442
61,451 (h) Netgear, Inc 969
44,721 (h) Netscout Systems, Inc 977
35,179 (h) Novanta, Inc 6,148
46,700 Omron Corp 1,672
31,396 (h) OSI Systems, Inc 4,484
51,944 (f),(h) PAR Technology Corp 2,356
53,527 (h) Plexus Corp 5,075
64,222 (h) Ribbon Communications, Inc 206
16,655 Ricoh Co Ltd 148
33,767 (h) Rogers Corp 4,008
151,655 Shimadzu Corp 4,224
298,359 TDK Corp 14,652
492,111 (h) Trimble Inc 31,672
26,134 (h) Vishay Precision Group, Inc 923
305,957 Vontier Corp 13,878
228,116 Xerox Holdings Corp 4,083
632 Yokogawa Electric Corp 15
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 349,207
TELECOMMUNICATION SERVICES - 0.8%
7,159,532 BT Group plc 9,908
265,750 (d) Cellnex Telecom S.A. 9,401
393 Elisa Oyj (Series A) 17
224,381 Iridium Communications, Inc 5,870
655,732 KDDI Corp 19,388
555,864 Koninklijke KPN NV 2,079
192,952 Rogers Communications, Inc (Class B) 7,906
1,333,900 SoftBank Corp 17,174
15,375 (h) Swisscom AG. 9,410
8,252 Tele2 AB (B Shares) 68
5,177 Telecom Corp of New Zealand Ltd 15
131,695 Telenor ASA 1,465
1,677,759 TeliaSonera AB 4,300
1,675,158 Telstra Corp Ltd 4,214
139,183 TELUS Corp 2,226
1,823,637 Verizon Communications, Inc 76,520
13,481,335 Vodafone Group plc 11,957
TOTAL TELECOMMUNICATION SERVICES 181,918
TRANSPORTATION - 1.8%
205,200 (f) All Nippon Airways Co Ltd 4,288
46,417 ArcBest Corp 6,614
1,195,665 Auckland International Airport Ltd 5,965
620,413 Aurizon Holdings Ltd 1,618
203,886 Canadian National Railway Co 26,848
39,392 CH Robinson Worldwide, Inc 2,999
1,532,414 CSX Corp 56,807
903,204 Delta Air Lines, Inc 43,236
762,900 East Japan Railway Co 14,636
147,733 Expeditors International Washington, Inc 17,960
2,184,237 (h) Grab Holdings Ltd 6,858
270,700 Hankyu Hanshin Holdings, Inc 7,767
24,300 (f) Kintetsu Corp 708
44,472 (f) Kuehne & Nagel International AG. 12,373
459 Landstar System, Inc 88
1,995,864 MTR Corp 6,594
87,913 Nippon Express Holdings, Inc 4,488
420,875 (f) Nippon Yusen Kabushiki Kaisha 11,555
13,556 Norfolk Southern Corp 3,455
233,332 Old Dominion Freight Line 51,172

CREF Social Choice Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
185,813 (h) Qantas Airways Ltd $ 660
46,790 (h) Saia, Inc 27,372
101,200 SG Holdings Co Ltd 1,282
1,469 Tokyu Corp 18
1,653,344 Transurban Group 14,343
243 U-Haul Holding Co 16
361,784 United Parcel Service, Inc (Class B) 53,772
344,414 West Japan Railway Co 7,178
TOTAL TRANSPORTATION 390,670
UTILITIES - 1.5%
689 Alliant Energy Corp 35
403,833 American Electric Power Co, Inc 34,770
500,415 APA Group 2,743
1,391,690 CLP Holdings Ltd 11,100
797 CMS Energy Corp 48
203,718 Consolidated Edison, Inc 18,500
1,246 DTE Energy Co 140
3,215,120 Enel S.p.A. 21,225
1,260,240 Energias de Portugal S.A. 4,917
689 Essential Utilities, Inc 25
2,202 Eversource Energy 132
118,617 Fortis, Inc 4,687
911 Hydro One Ltd 27
2,177,164 Iberdrola S.A. 27,041
152,834 Mercury NZ Ltd 633
502,825 Meridian Energy Ltd 1,775
1,317,013 National Grid plc 17,745
1,032,179 NextEra Energy, Inc 65,967
1,123 NiSource, Inc 31
746,374 Origin Energy Ltd 4,477
140,579 Orsted AS 7,855
145,500 Osaka Gas Co Ltd 3,273
1,123 Redeia Corp S.A. 19
492,137 Scottish & Southern Energy plc 10,260
771,535 SembCorp Industries Ltd 3,084
732,965 Southern Co 52,583
153,126 (f),(h) Sunnova Energy International, Inc 939
181,100 Tokyo Gas Co Ltd 4,117
110,135 WEC Energy Group, Inc 9,044
263,329 Xcel Energy, Inc 14,154
TOTAL UTILITIES 321,346
TOTAL COMMON STOCKS 13,059,050
(Cost $9,656,335)
PREFERRED STOCKS - 0.2%
INSURANCE - 0.0%
178,941 Assurant, Inc 4,080
TOTAL INSURANCE 4,080
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
390,000 (f) Brookfield Property Partners LP 5,620
681,850 Brookfield Property Partners LP 8,700
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 14,320
UTILITIES - 0.1%
490,000 (f) Brookfield Infrastructure Partners LP 8,889

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
308,000 Brookfield Renewable Partners LP $ 5,615
TOTAL UTILITIES 14,504
TOTAL PREFERRED STOCKS 32,904
(Cost $51,220)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
774 (a) ABIOMED, Inc 12/31/29 1
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1
TOTAL RIGHTS/WARRANTS 1
(Cost $1)
TOTAL LONG-TERM INVESTMENTS 21,617,832
(Cost $18,734,618)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0.2%
$ 43,910,000 (i) Fixed Income Clearing Corp (FICC) 5 .320% 04/01/24 43,910
TOTAL REPURCHASE AGREEMENT 43,910
TREASURY DEBT - 0.1%
12,500,000 United States Treasury Bill 0 .000 05/09/24 12,430
TOTAL TREASURY DEBT 12,430
TOTAL SHORT-TERM INVESTMENTS 56,340
(Cost $56,340)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.9%
194,805,126 (j) State Street Navigator Securities Lending Government Money Market Portfolio 5 .340 (k) 194,805
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 194,805
(Cost $194,805)
TOTAL INVESTMENTS - 100.4% 21,868,977
(Cost $18,985,763)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (78,455)
NET ASSETS - 100.0% $21,790,522
AVG Average
CCRC Congregate Care Retirement Center
D Day
EUR Euro
LIBOR London Interbank Offered Rate
M Month
SOFR Secure Overnight Financing Rate

CREF Social Choice Account March 31, 2024

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
^
Amount represents less than $1,000.
(a)
For fair value measurement disclosure purposes, investment classified as Level 3.
(b)
In default
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,910,441,670 or 8.7% of Total Investments.
(e)
Perpetual security
(f)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $265,182,617.
(g)
When-issued or delayed delivery security.
(h)
Non-income producing
(i) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 3/28/24 to be repurchased at $43,935,956 on 4/1/24, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 7/15/26, valued at $44,788,207.
(j)
Investments made with cash collateral received from securities on loan.
(k)
The rate shown is the one-day yield as of the end of the reporting period.
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 6,861 EUR 6,227 JPMorgan Chase Bank 04/16/24  $ 139
$ 16,065 EUR 14,740 JPMorgan Chase Bank 04/16/24 152
EUR 2,523 $ 2,718 JPMorgan Chase Bank 04/16/24 6
Total  $ 297
EUR Euro

Portfolio of Investments
(unaudited)
College Retirement Equities Fund March 31, 2024

Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Accounts' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Accounts' investments as of the end of the reporting period, based on the inputs used to value them (dollar amounts are in thousands):
Account Level 1 Level 2 Level 3 Total
Stock
Long-Term Investments
:
Corporate bonds $— $55 $— $55
Government bonds — 199 — 199
Common stocks 88,234,510 36,635,652 3,072 124,873,234
Rights/Warrants — 3,251 131 3,382
Short-Term Investments
:
Government agency debt — 96,099 — 96,099
Treasury debt — 175,349 — 175,349
Investments purchased with collateral from securities lending:
Certificate of deposit — 261,803 — 261,803
Commercial paper — 38,901 — 38,901
Repurchase agreement — 675,000 — 675,000
Variable rate securities — 5,000 — 5,000
Investments in Derivatives
:
Futures contracts* 4,277 — — 4,277
Total $88,238,787 $37,891,309 $3,203 $126,133,299
Global Equities
Long-Term Investments
:
Corporate bonds $— $14 $— $14
Common stocks 19,561,332 8,367,791 138 27,929,261
Rights/Warrants — 838 — 838
Short-Term Investments
:
Government agency debt — 77,740 — 77,740
Repurchase agreement — 57,560 — 57,560
Treasury debt — 179,029 — 179,029

College Retirement Equities Fund March 31, 2024

Portfolio of Investments
(unaudited) (continued)
Portfolio of Investments
(unaudited) (continued)
Account Level 1 Level 2 Level 3 Total
Investments purchased with collateral from securities lending:
Certificate of deposit — 18,652 — 18,652
Commercial paper — 2,000 — 2,000
Repurchase agreement — 155,000 — 155,000
Investments in Derivatives
:
Futures contracts* 4,382 — — 4,382
Total $19,565,714 $8,858,624 $138 $28,424,476
Growth
Long-Term Investments
:
Common stocks $36,714,992 $1,195,977 $— $37,910,969
Short-Term Investments
:
Government agency debt — 4,979 — 4,979
Repurchase agreement — 67,300 — 67,300
Treasury debt — 32,363 — 32,363
Investments purchased with collateral from securities lending 19,318 — — 19,318
Total $36,734,310 $1,300,619 $— $38,034,929
Equity Index
Long-Term Investments
:
Common stocks $24,196,519 $— $157 $24,196,676
Rights/Warrants — — 3 3
Short-Term Investments
:
Government agency debt — 13,891 — 13,891
Repurchase agreement — 82,530 — 82,530
Treasury debt — 29,872 — 29,872
Investments purchased with collateral from securities lending 91,144 — — 91,144
Investments in Derivatives
:
Futures contracts* 1,332 — — 1,332
Total $24,288,995 $126,293 $160 $24,415,448
Core Bond
Long-Term Investments
:
Bank loan obligations $— $38,531 $— $38,531
Corporate bonds — 3,419,905 450 3,420,355
Government bonds — 5,291,778 — 5,291,778
Structured assets — 1,691,423 — 1,691,423
Preferred stocks 4,576 — — 4,576
Short-Term Investments
:
Commercial paper — 3,929 — 3,929
Government agency debt — 2,490 — 2,490
Repurchase agreement — 72,400 — 72,400
Treasury debt — 42,191 — 42,191
Investments purchased with collateral from securities lending 21,589 — — 21,589
Investments in Derivatives
:
Futures contracts* 1,761 — — 1,761
Forward foreign currency contracts* — 4,202 — 4,202
Credit default swap contracts* — (954) — (954)
Total $27,926 $10,565,895 $450 $10,594,271
Inflation-Linked Bond
Long-Term Investments
:
Bank loan obligations $— $29,619 $— $29,619
Corporate bonds — 176,063 — 176,063
Government bonds — 6,412,760 — 6,412,760
Structured assets — 256,783 2,566 259,349
Common stocks 10,062 — — 10,062
Short-Term Investments
:
Repurchase agreement — 44,340 — 44,340
Investments purchased with collateral from securities lending 1,535 — — 1,535
Investments in Derivatives
:
Futures contracts* 1,436 — — 1,436
Total $13,033 $6,919,565 $2,566 $6,935,164

Account Level 1 Level 2 Level 3 Total
Social Choice
Long-Term Investments
:
Bank loan obligations $— $29,924 $58 $29,982
Corporate bonds — 2,429,495 — 2,429,495
Government bonds — 5,229,608 1 5,229,609
Structured assets — 828,815 2,226 831,041
Common stocks 9,582,929 3,476,121 — 13,059,050
Preferred stocks 32,904 — — 32,904
Rights/Warrants — — 1 1
Short-Term Investments
:
Municipal bonds — 5,750 — 5,750
Repurchase agreement — 43,910 — 43,910
Treasury debt — 12,430 — 12,430
Investments purchased with collateral from securities lending 194,805 — — 194,805
Investments in Derivatives
:
Forward foreign currency contracts* — 297 — 297
Total $9,810,638 $12,056,350 $2,286 $21,869,274
* Represents net unrealized appreciation (depreciation).
A10944-B (5/24)